                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06557
                                   ---------------------------------------------

                               STI Classic Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

      BISYS Fund Services, 3435 Stelzer Road Columbus, Ohio          43219
--------------------------------------------------------------------------------
               (Address of principal executive offices)            (Zip code)

           BISYS Fund Services, 3435 Stelzer Road Columbus, Ohio 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000
                                                    ----------------------------
Date of fiscal year end: 03/31
                         ----------------------------

Date of reporting period: 09/30/06
                          ----------------------------


ITEM 1. REPORTS TO STOCKHOLDERS.

                             2006 SEMI-ANNUAL REPORT

                                   ----------

                                  EQUITY FUNDS




                                                              SEPTEMBER 30, 2006




                                STI Classic Funds

TABLE OF CONTENTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS September 30, 2006

Letter to Shareholders......................................................   1

Industry Allocation.........................................................   3

Schedules of Portfolio Investments..........................................   7

Statements of Assets and Liabilities........................................  64

Statements of Operations....................................................  68

Statements of Changes in Net Assets.........................................  72

Financial Highlights........................................................  84

Notes to Financial Statements...............................................  96

Trustees and Officers of the STI Classic Funds.............................. 110

Additional Information...................................................... 112

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------
September 30, 2006

Dear Valued STI Classic Funds Shareholder,

The third quarter began as something of a struggle, but finished on a positive note as the markets happily received encouraging news from both the Federal Reserve and the energy markets. By the close on September 30, the S&P 500 gained 5.7% on a total return basis, and the Lehman Aggregate Bond Index added 3.8%.

As the quarter began, economic momentum was fading following the post-Katrina rebound in the first quarter, but some of the headwinds that helped to slow growth in the spring continued to build. In particular, the Federal Reserve continued raising short-term interest rates, and oil prices reached nominal record highs above $76 per barrel. However, midway through the quarter, these two sources of restraint changed course; the Federal Reserve announced that they would leave interest rates unchanged, and oil prices fell sharply. The shift in the Fed's policy was attributed to its forecast of slower economic growth easing future inflation pressures, while the drop in energy prices was linked to a reversal in global supply disruption fears and elevated inventories.

While stable short-term rates and falling energy prices are generally positive for equities, performance among sectors was uneven during the quarter. The strongest sectors in the S&P 500 were Health Care and Telecom, followed by Technology, Financials, and Utilities. The weakest sector was, not surprisingly, Energy, while Materials and Industrials also posted negative returns. This eclectic performance mix ultimately fell in favor of the Value style. Equity performance was also concentrated in the higher quality, Large-Cap stocks over Mid-Caps and Small-Caps. The Russell Mid-Cap(R) Index rose 2.1% for the quarter, while the Russell 2000(R) Small-Cap Index gained just 0.4%, following an extended period of outperformance. International stocks improved in the third quarter, but the 4.0% rise in the MSCI EAFE International Index trailed the S&P 500.

The change in market direction in the middle of the quarter and the unusual pattern of sector relative performance tended to work against most equity managers in the third period. Still, all of our investment disciplines stayed true to their quality-oriented, bottom-up selection process, which has helped our clients earn strong relative returns over market cycles.

Bonds, not surprisingly, also benefited from the pause in Fed tightening and lower inflation pressures. The yield on the 10-year Treasury note fell over half a percent (51 basis points-0.51%) to close at 4.63% at the end of the quarter. All major sectors in the fixed-income market improved, but the reduced pressures tended to benefit Corporate, High Yield, and long-maturity bonds most. Mortgage bonds also performed well after adjusting for their shorter maturity.

The outlook for the markets is more encouraging now that Fed policy is "neutral" and energy prices are well off their record high, but other concerns remain. We expect the pace of economic growth to remain below average for the remainder of this year and into the first half of 2007, which should slow corporate profits growth. Moreover, the continued inverted yield has a strong record of predicting a slower growth trajectory. This type of environment tends to weed out companies with weaker balance sheets and ineffective operating models, just as it did in the third quarter.

--------------------------------------------------------------------------------


Our investment disciplines, both in equity and fixed-income, concentrate on higher quality, financially strong companies which have been well suited to weather periods of economic transition. Thus we remain reasonably sanguine regarding the outlook for financial assets given the prospect of some moderation in recent inflationary pressures.

We close this letter with a note of thanks to you, our valued client. We appreciate the continued confidence you have placed in us, and you can rest assured that we work each day to earn that confidence.


Sincerely,

/s/ David H. Eidson                         /s/ Robert J. Rhodes, CFA

David H. Eidson                             Robert J. Rhodes, CFA
Chairman and CEO                            Executive Vice President

INDUSTRY ALLOCATION
--------------------------------------------------------------------------------
STI CLASSIC FUNDS   September 30, 2006   Percentages are based on market value
(Unaudited)


AGGRESSIVE GROWTH STOCK FUND
Consumer Discretionary                                   21.1%
Consumer Staples                                          4.1%
Financials                                               11.0%
Health Care                                              18.5%
Industrials                                               2.2%
Information Technology                                   35.5%
Software                                                  0.8%
Telecommunications Services                               6.8%

CAPITAL APPRECIATION FUND
Consumer Discretionary                                   12.6%
Consumer Staples                                          4.8%
Energy                                                    6.0%
Financials                                               16.2%
Health Care                                              12.8%
Industrials                                              10.4%
Information Technology                                   16.5%
Materials                                                 1.1%
Money Market Funds                                        1.0%
Short-Term Investments                                   17.0%
Telecommunications Services                               1.6%

EMERGING GROWTH STOCK FUND
Consumer Discretionary                                   19.0%
Consumer Staples                                          3.0%
Financials                                               16.6%
Health Care                                              15.8%
Industrials                                               7.4%
Information Technology                                   22.5%
Money Market Funds                                        5.5%
Telecommunication Services                               10.2%


INTERNATIONAL EQUITY FUND
Consumer Discretionary                                   10.5%
Consumer Staples                                          4.3%
Energy                                                    6.8%
Financials                                               27.9%
Health Care                                               6.6%
Industrials                                              10.3%
Information Technology                                    5.9%
Materials                                                 8.2%
Short-Term Investments                                   10.2%
Telecommunication Services                                5.1%
Utilities                                                 4.2%

INTERNATIONAL EQUITY INDEX FUND
Consumer Discretionary                                   10.3%
Consumer Staples                                          4.9%
Energy                                                    5.8%
Financials                                               26.7%
Health Care                                               4.5%
Industrials                                               9.4%
Information Technology                                    4.9%
Materials                                                 6.8%
Short-Term Investments                                   15.4%
Telecommunication Services                                5.1%
Utilities                                                 6.2%

LARGE CAP QUANTITATIVE EQUITY FUND
Consumer Discretionary                                    5.6%
Consumer Staples                                         15.0%
Energy                                                    7.5%
Financials                                               39.1%
Health Care                                               6.8%
Industrials                                              13.8%
Information Technology                                    8.6%
Materials                                                 2.5%
Money Market Funds                                        1.1%

Portfolio composition is subject to change.

INDUSTRY ALLOCATION
--------------------------------------------------------------------------------
STI CLASSIC FUNDS   September 30, 2006   Percentages are based on market value
(Unaudited)


LARGE CAP RELATIVE VALUE FUND
Consumer Discretionary                                    7.5%
Consumer Staples                                         11.2%
Energy                                                    9.2%
Financials                                               22.4%
Health Care                                              10.9%
Industrials                                              10.1%
Information Technology                                   10.3%
Materials                                                 3.1%
Money Market Funds                                        0.1%
Short-Term Investments                                    8.2%
Telecommunication Services                                3.3%
Utilities                                                 3.7%

LARGE CAP VALUE EQUITY FUND
Consumer Discretionary                                    5.9%
Consumer Staples                                          7.4%
Energy                                                    9.2%
Financials                                               24.4%
Health Care                                               7.2%
Industrials                                              12.8%
Information Technology                                    4.1%
Materials                                                 3.6%
Money Market Funds                                        4.4%
Short-Term Investments                                   11.3%
Telecommunication Services                                5.2%
Utilities                                                 4.5%

MID-CAP EQUITY FUND
Consumer Discretionary                                   13.6%
Consumer Staples                                          5.8%
Energy                                                    5.2%
Financials                                               18.9%
Health Care                                               8.2%
Industrials                                               8.5%
Information Technology                                   10.6%
Materials                                                 3.8%
Short-Term Investments                                   16.4%
Telecommunication Services                                1.5%
Utilities                                                 7.5%


MID-CAP VALUE EQUITY FUND
Consumer Discretionary                                   10.2%
Consumer Staples                                          5.9%
Energy                                                    7.0%
Financials                                               19.9%
Health Care                                               3.4%
Industrials                                              12.7%
Information Technology                                    7.1%
Materials                                                 8.8%
Money Market Funds                                        3.4%
Short-Term Investments                                   13.4%
Telecommunication Services                                0.9%
Utilities                                                 7.3%

QUALITY GROWTH STOCK FUND
Consumer Discretionary                                    8.1%
Consumer Staples                                          9.2%
Energy                                                    7.9%
Financials                                               21.8%
Health Care                                              11.4%
Industrials                                               8.7%
Information Technology                                   17.1%
Materials                                                 2.8%
Money Market Funds                                        2.0%
Short-Term Investments                                    7.6%
Telecommunication Services                                1.7%
Utilities                                                 1.7%

SMALL CAP GROWTH STOCK FUND
Consumer Discretionary                                   11.6%
Consumer Staples                                          1.2%
Energy                                                    5.0%
Financials                                                7.2%
Health Care                                              13.4%
Industrials                                              12.3%
Information Technology                                   21.3%
Materials                                                 2.5%
Money Market Funds                                        1.5%
Short-Term Investments                                   23.7%
Telecommunication Services                                0.2%
Warrants                                                  0.1%

                                     Portfolio composition is subject to change.

INDUSTRY ALLOCATION
--------------------------------------------------------------------------------
STI CLASSIC FUNDS   September 30, 2006   Percentages are based on market value
(Unaudited)


SMALL CAP QUANTITATIVE EQUITY FUND
Consumer Discretionary                                    8.7%
Consumer Staples                                          1.7%
Energy                                                    2.6%
Financials                                               32.9%
Health Care                                               5.9%
Industrials                                              23.1%
Information Technology                                   20.1%
Materials                                                 2.7%
Money Market Funds                                        2.3%

SMALL CAP VALUE EQUITY FUND
Consumer Discretionary                                   19.8%
Consumer Staples                                          3.4%
Energy                                                    4.1%
Financials                                               14.3%
Health Care                                               5.2%
Industrials                                              23.2%
Information Technology                                    5.3%
Materials                                                 8.0%
Money Market Funds                                        0.1%
Short-Term Investments                                   13.9%
Utilities                                                 2.7%

BALANCED FUND
Consumer Discretionary                                    7.6%
Consumer Staples                                          2.8%
Energy                                                    4.4%
Financials                                               11.0%
Health Care                                               8.0%
Industrials                                               8.0%
Information Technology                                    6.4%
Materials                                                 0.5%
Telecommunication Services                                1.0%
Corporate Bonds                                           7.1%
Fixed Income Securities                                   1.9%
U.S. Government Agencies                                  3.5%
U.S. Government Agency Mortgages                          5.1%
U.S. Treasury Obligations                                14.5%
Short-Term Investments                                   18.0%
Repurchase Agreements                                     0.2%


LIFE VISION AGGRESSIVE GROWTH FUND
Equity Funds                                             95.0%
Money Market Funds                                        5.0%

LIFE VISION CONSERVATIVE FUND
Equity Funds                                             20.1%
Fixed Income Funds                                       71.2%
Money Market Funds                                        8.7%

LIFE VISION GROWTH AND INCOME FUND
Equity Funds                                             70.0%
Fixed Income Funds                                       22.0%
Money Market Funds                                        8.0%

LIFE VISION MODERATE GROWTH FUND
Equity Funds                                             50.0%
Fixed Income Funds                                       42.0%
Money Market Funds                                        8.0%

LIFE VISION TARGET DATE 2015 FUND
Equity Funds                                             71.9%
Fixed Income Funds                                       23.0%
Money Market Funds                                        4.0%
Exchange Traded Funds                                     1.1%

LIFE VISION TARGET DATE 2025 FUND
Equity Funds                                             88.6%
Fixed Income Funds                                        4.9%
Money Market Funds                                        5.1%
Exchange Traded Funds                                     1.4%


LIFE VISION TARGET DATE 2035 FUND
Equity Funds                                             93.5%
Fixed Income Funds                                        1.0%
Money Market Funds                                        4.0%
Exchange Traded Funds                                     1.5%

Portfolio composition is subject to change.

                      This page is intentionally left blank

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

AGGRESSIVE GROWTH STOCK FUND

--------------------------------------------------------
                                    Shares      Value($)
--------------------------------------------------------
COMMON STOCKS (99.6%)
CONSUMER DISCRETIONARY (21.0%)
  Best Buy Co., Inc.                102,300        5,479
  Blue Nile, Inc. *                 149,600        5,438
  Coach, Inc. *                     183,900        6,326
  eBay, Inc. *                      356,900       10,122
  Life Time Fitness, Inc. *          59,000        2,731
  Monster Worldwide, Inc. *          83,902        3,036
  Nutri/System, Inc. *               84,500        5,264
  Starbucks Corp. *                 406,400       13,838
  Urban Outfitters, Inc. *          207,600        3,672
  Walt Disney Co. (The)             241,400        7,462
                                                --------
                                                  63,368
                                                --------
CONSUMER STAPLES (4.1%)
  Whole Foods Market, Inc.          207,600       12,338
                                                --------
FINANCIALS (11.0%)
  BlackRock, Inc., Cl A              70,400       10,490
  Calamos Asset Management, Inc.,
    Cl A                             80,300        2,354
  CB Richard Ellis Group, Inc. Cl
    A *                              79,900        1,966
  Euronet Worldwide, Inc. *         125,300        3,076
  Greenhill & Co., Inc.              24,400        1,635
  Legg Mason, Inc.                   59,700        6,021
  Portfolio Recovery Associates,
    Inc. *                          109,700        4,813
  SLM Corp.                          50,900        2,646
                                                --------
                                                  33,001
                                                --------
HEALTH CARE (18.4%)
  Alcon, Inc.                        60,900        6,973
  Celgene Corp. *                   122,400        5,300
  Covance, Inc. *                    38,200        2,536
  Edwards Lifesciences Corp. *       37,600        1,752
  Gen-Probe, Inc. *                  32,800        1,538
  Genentech, Inc. *                  78,541        6,495
  Gilead Sciences, Inc. *           204,750       14,066
  IDEXX Laboratories, Inc. *         30,500        2,780
  Kyphon, Inc. *                     81,000        3,031
  Psychiatric Solutions, Inc. *     209,700        7,149
  Varian Medical Systems, Inc. *     71,500        3,817
                                                --------
                                                  55,437
                                                --------
INDUSTRIALS (2.2%)
  Corporate Executive Board Co.
    (The)                            38,300        3,443
  US Airways Group, Inc. *           71,100        3,152
                                                --------
                                                   6,595
                                                --------

--------------------------------------------------------
                                    Shares      Value($)
--------------------------------------------------------
INFORMATION TECHNOLOGY (35.3%)
  Alliance Data Systems Corp. *     111,200        6,137
  Apple Computer, Inc. *            252,400       19,443
  aQuantive, Inc. *                 334,100        7,891
  Broadcom Corp., Cl A *            198,700        6,029
  Cognizant Technology Solutions
    Corp., Cl A *                   239,900       17,767
  F5 Networks, Inc. *                86,300        4,636
  Google, Inc., Cl A *               25,200       10,128
  Marvell Technology Group Ltd. *   117,500        2,276
  Paychex, Inc.                     187,900        6,924
  QUALCOMM, Inc.                    345,900       12,573
  SiRF Technology Holdings, Inc.
    *                                89,700        2,152
  Yahoo!, Inc. *                    413,100       10,443
                                                --------
                                                 106,399
                                                --------
SOFTWARE (0.8%)
  Adobe Systems, Inc. *              66,100        2,475
                                                --------
TELECOMMUNICATION SERVICES (6.8%)
  American Tower Corp., Cl A *       68,100        2,486
  NII Holdings, Inc. *              236,400       14,694
  Time Warner Telecom, Inc., Cl A
    *                               169,000        3,213
                                                --------
                                                  20,393
                                                --------
Total Common Stocks
  (Cost $271,928)                                300,006
                                                --------
Total Investments
  (Cost $271,928) (a) -- 99.6%                   300,006
Other assets in excess of
  liabilities -- 0.4%                              1,094
                                                --------
Net Assets -- 100.0%                            $301,100
                                                ========

---------------

*  Non-income producing security.

(a)Cost for federal income tax purposes is $273,122
   (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation.................   $ 41,531
      Unrealized Depreciation.................    (14,647)
                                                 --------
      Unrealized Appreciation
        (Depreciation)........................   $ 26,884
                                                 ========

Cl    -- Class

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

CAPITAL APPRECIATION FUND

-------------------------------------------------------
                                Shares        Value($)
-------------------------------------------------------
COMMON STOCKS (100.1%)
CONSUMER DISCRETIONARY (15.4%)
  Carnival Corp. (b)              304,800        14,335
  Coach, Inc. * (b)               424,000        14,586
  Family Dollar Stores,
    Inc.                          437,600        12,795
  Garmin Ltd. (b)                 304,000        14,829
  International Game
    Technology (b)                567,400        23,547
  Lowe's Cos., Inc. (b)           774,000        21,718
  Newell Rubbermaid, Inc.
    (b)                           688,000        19,484
  TJX Cos., Inc. (The)            440,000        12,333
  Univision Communications,
    Inc., Cl A * (b)              584,300        20,065
  Walt Disney Co. (The) (b)       636,300        19,668
  Whirlpool Corp. (b)             155,900        13,113
  YUM! Brands, Inc.               300,000        15,615
                                             ----------
                                                202,088
                                             ----------
CONSUMER STAPLES (5.9%)
  Anheuser-Busch Cos., Inc.
    (b)                           445,500        21,166
  Colgate-Palmolive Co.           187,500        11,644
  Comcast Corp., Cl A * (b)       276,000        10,160
  Procter & Gamble Co.
    (The)                         386,000        23,923
  Wal-Mart Stores, Inc.           216,000        10,653
                                             ----------
                                                 77,546
                                             ----------
ENERGY (7.3%)
  BJ Services Co.                 432,600        13,034
  Chevron Corp.                   155,300        10,073
  Exxon Mobil Corp.               765,000        51,331
  Nabors Industries Ltd. *
    (b)                           292,900         8,714
  Noble Corp. (b)                 200,000        12,836
                                             ----------
                                                 95,988
                                             ----------
FINANCIALS (19.8%)
  Ambac Financial Group,
    Inc.                          212,000        17,543
  American Express Co.            304,000        17,048
  American International
    Group, Inc.                   335,500        22,230
  Bank of America Corp.           450,800        24,149
  Chubb Corp. (The)               681,200        35,396
  Genworth Financial, Inc.,
    Cl A                          608,300        21,297

-------------------------------------------------------
                                Shares        Value($)
-------------------------------------------------------
FINANCIALS--CONTINUED
  Goldman Sachs Group, Inc.
    (The) (b)                     140,000        23,684
  JPMorgan Chase & Co.            502,100        23,579
  Merrill Lynch & Co., Inc.
    (b)                           204,000        15,957
  MGIC Investment Corp. (b)       204,000        12,234
  Morgan Stanley                  332,800        24,264
  SLM Corp.                       233,000        12,111
  Wells Fargo & Co.               266,000         9,624
                                             ----------
                                                259,116
                                             ----------
HEALTH CARE (15.6%)
  AmerisourceBergen Corp.         444,000        20,069
  Baxter International,
    Inc.                          593,500        26,981
  Becton, Dickinson & Co.         303,700        21,462
  Forest Laboratories, Inc.
    *                             560,000        28,342
  Health Management
    Associates, Inc., Cl A        420,000         8,778
  Omnicare, Inc. (b)              260,000        11,203
  Pfizer, Inc.                    692,000        19,625
  Quest Diagnostics, Inc.         290,000        17,736
  Schering-Plough Corp.           934,900        20,652
  Universal Health
    Services, Inc., Cl B          377,000        22,594
  Vertex Pharmaceuticals,
    Inc. * (b)                    218,600         7,356
                                             ----------
                                                204,798
                                             ----------
INDUSTRIALS (12.7%)
  Danaher Corp.                   228,000        15,657
  Emerson Electric Co.            196,000        16,437
  General Electric Co.            675,000        23,828
  Honeywell International,
    Inc.                          450,000        18,405
  Illinois Tool Works,
    Inc.                          505,400        22,692
  Raytheon Co.                    775,000        37,207
  United Parcel Service,
    Inc., Cl B                    131,800         9,482
  Waste Management, Inc.          632,800        23,211
                                             ----------
                                                166,919
                                             ----------
INFORMATION TECHNOLOGY (20.2%)
  Analog Devices, Inc.            203,600         5,984
  ASML Holding NV *               649,200        15,113
  CheckFree Corp. * (b)           720,000        29,751
  Cisco Systems, Inc. *         1,025,000        23,575
  Comverse Technology, Inc.
    *                             707,000        15,158

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

CAPITAL APPRECIATION FUND -- CONTINUED

-------------------------------------------------------
                                Shares        Value($)
-------------------------------------------------------
INFORMATION TECHNOLOGY--CONTINUED
  Corning, Inc. *                 380,000         9,276
  Global Payments, Inc.           370,000        16,284
  International Business
    Machines Corp.                125,700        10,300
  Intersil Corp., Cl A (b)        494,500        12,140
  LSI Logic Corp. * (b)           865,000         7,110
  Maxim Integrated
    Products, Inc.                320,500         8,996
  Microsoft Corp.                 882,000        24,106
  Novellus Systems, Inc. *
    (b)                           484,200        13,393
  Oracle Corp. *                  908,400        16,115
  QUALCOMM, Inc.                  469,000        17,048
  Symantec Corp. * (b)            866,000        18,428
  Xilinx, Inc.                    375,000         8,231
  Zebra Technology Corp.,
    Cl A * (b)                    375,000        13,403
                                             ----------
                                                264,411
                                             ----------
MATERIALS (1.3%)
  Praxair, Inc.                   296,800        17,559
                                             ----------
TELECOMMUNICATION SERVICES (1.9%)
  AT&T, Inc. (b)                  772,800        25,162
                                             ----------
Total Common Stocks
  (Cost $1,142,358)                           1,313,587
                                             ----------
SHORT-TERM INVESTMENT (20.8%)
  CSFB Enhanced Liquidity
    Portfolio, 5.518% (c)     272,116,347       272,116
                                             ----------
Total Short-Term Investment
  (Cost $272,116)                               272,116
                                             ----------

-------------------------------------------------------
                                Shares        Value($)
-------------------------------------------------------
MONEY MARKET (1.2%)
  STI Classic Institutional
    Cash Management Money
    Market Fund, 5.240% (d)    15,686,487        15,686
                                             ----------
Total Money Market
  (Cost $15,686)                                 15,686
                                             ----------
Total Investments
  (Cost $1,430,160) (a) -- 122.1%             1,601,389

Liabilities in excess of
  other assets -- (22.1)%                      (290,192)
                                             ----------
Net Assets  -- 100.0%                        $1,311,197
                                             ==========

---------------

*  Non-income producing security.

(a)Cost for federal income tax purposes is $1,430,515
   (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation................   $198,683
      Unrealized Depreciation................    (27,809)
                                                --------
      Unrealized Appreciation
        (Depreciation).......................   $170,874
                                                ========

(b)This security or a partial position of the security was on loan at September 30, 2006. The total value of securities on loan at September 30, 2006 in thousands was $264,406.

(c)This security was purchased with cash collateral held from securities lending.

(d)Affiliate investment.

Cl    -- Class

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

EMERGING GROWTH STOCK FUND

--------------------------------------------------------
                                    Shares      Value($)
--------------------------------------------------------
COMMON STOCKS (97.6%)
CONSUMER DISCRETIONARY (19.6%)
  Blue Nile, Inc. *                   79,600      2,893
  J. Crew Group, Inc. *                9,600        289
  Life Time Fitness, Inc. *           51,000      2,361
  Monster Worldwide, Inc. *           48,500      1,755
  Nutri/System, Inc. *                48,500      3,021
  Polo Ralph Lauren Corp.             36,900      2,387
  Select Comfort Corp. *              35,500        777
  Stamps.com, Inc. *                  73,500      1,401
  Urban Outfitters, Inc. *           154,000      2,724
  Volcom, Inc. *                      52,300      1,179
                                                -------
                                                 18,787
                                                -------
CONSUMER STAPLES (3.1%)
  Whole Foods Market, Inc.            49,300      2,930
                                                -------
FINANCIALS (17.1%)
  BlackRock, Inc., Cl A               24,700      3,680
  Calamos Asset Management, Inc.,
    Cl A                              57,200      1,677
  CB Richard Ellis Group, Inc.,
    Cl A *                            59,700      1,469
  Euronet Worldwide, Inc. *           96,900      2,379
  Greenhill & Co., Inc.               17,100      1,146
  Huron Consulting Group, Inc. *      26,600      1,043
  Legg Mason, Inc.                    20,600      2,078
  Portfolio Recovery Associates,
    Inc. *                            67,500      2,961
                                                -------
                                                 16,433
                                                -------
HEALTH CARE (16.3%)
  Amylin Pharmaceuticals, Inc. *      29,400      1,296
  Celgene Corp. *                     50,100      2,169
  Covance, Inc. *                     29,500      1,958
  Gen-Probe, Inc. *                   26,500      1,243
  IDEXX Laboratories, Inc. *           8,800        802
  Kyphon, Inc. *                      64,000      2,395
  Psychiatric Solutions, Inc. *       78,000      2,658
  Varian Medical Systems, Inc. *      36,800      1,965
  Ventana Medical Systems, Inc. *     10,300        421
  Vertex Pharmaceuticals, Inc. *      21,400        720
                                                -------
                                                 15,627
                                                -------

--------------------------------------------------------
                                    Shares      Value($)
--------------------------------------------------------
INDUSTRIALS (7.6%)
  AirTran Holdings, Inc. *           238,800      2,368
  Corporate Executive Board Co.
    (The)                             16,300      1,466
  Fuel Tech, Inc. *                   15,500        231
  Mobile Mini, Inc. *                 23,500        668
  US Airways Group, Inc. *            46,700      2,070
  World Fuel Services Corp. *         11,900        481
                                                -------
                                                  7,284
                                                -------
INFORMATION TECHNOLOGY (23.4%)
  Alliance Data Systems Corp. *       25,800      1,424
  aQuantive, Inc. *                  153,100      3,617
  Baidu.com, Inc., ADR *              10,300        902
  Cognizant Technology Solutions
    Corp., Cl A *                     50,300      3,726
  DivX, Inc. *                        10,000        238
  F5 Networks, Inc. *                 71,900      3,863
  NetEase.com, Inc., ADR *            34,300        561
  Riverbed Technology, Inc. *         49,200        959
  Shutterfly, Inc. *                  72,300      1,124
  SiRF Technology Holdings, Inc.
    *                                 81,300      1,950
  Smith Micro Software, Inc. *        81,600      1,173
  Supertex, Inc. *                    10,300        400
  ViaSat, Inc. *                      61,700      1,547
  WebSideStory, Inc. *                73,500        971
                                                -------
                                                 22,455
                                                -------
TELECOMMUNICATION SERVICES (10.5%)
  Crown Castle International
    Corp. *                           58,000      2,044
  NII Holdings, Inc. *                74,400      4,625
  SBA Communications Corp., Cl A
    *                                 44,400      1,080
  Time Warner Telecom, Inc., Cl A
    *                                121,100      2,302
                                                -------
                                                 10,051
                                                -------
Total Common Stocks (Cost
  $86,799)                                       93,567
                                                -------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

EMERGING GROWTH STOCK FUND -- CONCLUDED

--------------------------------------------------------
                                    Shares      Value($)
--------------------------------------------------------
MONEY MARKET (5.7%)
  STI Classic Institutional Cash
    Management Money Market Fund,
    5.240% (b)                     5,479,206      5,479
                                                -------
Total Money Market (Cost $5,479)                  5,479
                                                -------
Total Investments (Cost $92,278)
  (a) -- 103.3%                                  99,046

Liabilities in excess of other
  assets -- (3.3)%                               (3,120)
                                                -------
Net Assets -- 100.0%                            $95,926
                                                =======

---------------

*     Non-income producing security.

(a)   Cost for federal income tax purposes is $92,384
      (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

       Unrealized Appreciation...............   $10,348
       Unrealized Depreciation...............    (3,686)
                                                -------
       Unrealized Appreciation
         (Depreciation)......................   $ 6,662
                                                =======

(b)   Affiliate investment.

ADR   -- American Depository Receipt

Cl    -- Class

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

INTERNATIONAL EQUITY FUND

-------------------------------------------------------
                                Shares        Value($)
-------------------------------------------------------
FOREIGN COMMON STOCKS (96.3%)
AUSTRALIA (4.5%)
  Alumina Ltd.                    208,646           962
  Australia & New Zealand
    Banking                       455,238         9,112
  Group Ltd. Babcock &
    Brown Ltd.                    336,366         5,048
  BHP Billiton Ltd.                52,879         1,010
  CSR Ltd.                      1,474,599         3,274
  Downer EDI Ltd.                 678,431         3,033
  Leighton Holdings Ltd.          322,194         4,643
  Promina Group Ltd.            1,389,481         6,139
  QBE Insurance Group Ltd.        129,293         2,360
  Rio Tinto Group Ltd. (b)        137,791         7,197
  St. George Bank Ltd. (b)         96,976         2,185
  Zinifex Ltd.                    141,681         1,240
                                             ----------
                                                 46,203
                                             ----------
BELGIUM (0.6%)
  Fortis                          141,834         5,756
                                             ----------
DENMARK (0.5%)
  Danske Bank A/S                 121,095         4,763
                                             ----------
FINLAND (1.6%)
  Fortum Corp.                    223,823         5,962
  Nokia Corp., Cl A               542,121        10,764
                                             ----------
                                                 16,726
                                             ----------
FRANCE (11.5%)
  Air France-KLM                  139,078         4,193
  AXA                             284,608        10,494
  BNP Paribas                     127,977        13,769
  Bouygues SA                      29,269         1,565
  Capgemini SA                     69,471         3,684
  Compagnie de Saint-
    Gobain                         62,456         4,530
  Credit Agricole SA              183,580         8,063
  France Telecom SA               254,978         5,851
  Lafarge SA                       60,380         7,793
  PSA Peugeot Citroen SA           38,613         2,177
  Sanofi-Aventis                   79,637         7,088
  Schneider Electric SA            50,536         5,635
  Societe Generale                 63,379        10,085
  SUEZ SA                         199,771         8,784
  TOTAL SA (b)                    137,146         8,999
  VINCI SA                         71,175         7,923
  Vivendi Universal SA            221,277         7,976
                                             ----------
                                                118,609
                                             ----------

-------------------------------------------------------
                                Shares        Value($)
-------------------------------------------------------
GERMANY (7.5%)
  Adidas-Salomon AG               107,647         5,058
  Allianz AG                       56,089         9,706
  BASF AG                          97,322         7,813
  Bayer AG                         42,567         2,164
  Continental AG                   60,028         6,972
  Deutsche Bank AG                 70,410         8,519
  Deutsche Telekom AG (b)         346,838         5,510
  E.ON AG                          84,561        10,048
  MAN AG                           93,849         7,928
  PUMA Rudolf Dassler Sport
    AG (b)                         12,566         4,282
  SAP AG                           19,724         3,914
  ThyssenKrupp AG (b)             172,234         5,807
                                             ----------
                                                 77,721
                                             ----------
HONG KONG (1.5%)
  BOC Hong Kong Holdings
    Ltd.                        1,226,621         2,755
  China Mobile Ltd.               349,483         2,470
  China Netcom Group Corp.
    Ltd.                        1,152,711         2,069
  CLP Holdings Ltd.               345,569         2,094
  CNOOC Ltd.                    3,968,205         3,300
  Guoco Group Ltd.                250,610         3,199
                                             ----------
                                                 15,887
                                             ----------
IRELAND (1.0%)
  Allied Irish Banks PLC           40,926         1,090
  Anglo Irish Bank Corp.
    PLC                           258,473         4,244
  CRH PLC                         158,584         5,354
                                             ----------
                                                 10,688
                                             ----------
ITALY (2.0%)
  Banca Intesa SpA                687,889         4,527
  Benetton Group SpA              194,017         3,338
  Eni SpA (b)                     360,426        10,679
  UniCredito Italiano SpA         203,505         1,689
                                             ----------
                                                 20,233
                                             ----------
JAPAN (23.2%)
  AEON Credit Service Co.
    Ltd.                           81,710         1,954
  Brother Industries Ltd.         275,147         3,459
  Canon, Inc. (b)                 255,090        13,304
  Daicel Chemical
    Industries Ltd.               642,288         4,454
  Daiwa Securities Group,
    Inc.                          314,057         3,664
  DENSO Corp.                     110,152         3,870

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

INTERNATIONAL EQUITY FUND -- CONTINUED

-------------------------------------------------------
                                Shares        Value($)
-------------------------------------------------------
JAPAN--CONTINUED
  East Japan Railway Co.              556         3,888
  Fujikura Ltd.                   176,020         1,927
  Fujitsu Ltd. (b)                211,224         1,742
  Honda Motor Co. Ltd.            270,608         9,096
  Ibiden Co. Ltd.                  86,435         4,567
  ITOCHU Corp.                    882,880         6,840
  KDDI Corp.                          321         2,000
  Keisei Electric Railway
    Co. Ltd.                      238,090         1,459
  Kitz Corp.                      411,331         3,288
  Komatsu Ltd.                    469,881         8,116
  Kubota Corp.                    267,736         2,199
  Kyocera Corp.                    37,335         3,196
  Makita Corp. (b)                193,354         5,681
  Matsushita Electric
    Industrial Co. Ltd.           430,759         9,118
  Mitsubishi Rayon Co.
    Ltd.                          312,204         2,062
  Mitsubishi Tokyo
    Financial Group, Inc.             209         2,690
  Mitsui Trust Holdings,
    Inc.                          445,609         5,071
  Mizuho Financial Group,
    Inc.                            1,803        13,983
  New City Residence
    Investment Corp.                  117           536
  NGK Spark Plug Co. Ltd.
    (b)                           210,298         4,175
  Nihon Parkerizing Co.
    Ltd.                          109,318         1,823
  Nippon Telegraph &
    Telephone Corp.                   823         4,041
  NSK Ltd.                        455,799         3,848
  Okinawa Electric Power
    Co., Inc. (The)                77,078         4,529
  ORIX Corp.                       32,786         9,063
  Ricoh Co. Ltd.                  250,134         4,977
  Sankyo Co. Ltd.                  63,553         3,395
  Sega Sammy Holdings,
    Inc.                          184,914         5,949
  Shin-Etsu Chemical Co.
    Ltd.                           35,945         2,295
  Sumitomo Chemical Co.
    Ltd.                          512,311         3,826
  Sumitomo Corp.                  661,743         8,253
  Sumitomo Electric
    Industries Ltd.               116,173         1,573
  Sumitomo Metal Industries
    Ltd.                          819,883         3,145

-------------------------------------------------------
                                Shares        Value($)
-------------------------------------------------------
JAPAN--CONTINUED
  Sumitomo Mitsui Financial
    Group, Inc.                     1,208        12,682
  Takeda Pharmaceutical Co.
    Ltd.                          115,852         7,229
  Tokyo Electron Ltd.              54,888         4,057
  Tokyo Ohka Kogyo Co.
    Ltd.                          128,587         3,419
  Tokyo Steel Manufacturing
    Co. Ltd.                       77,819         1,225
  Toyota Motor Corp.              356,394        19,371
  Tsubakimoto Chain Co.           403,920         1,864
  Yamada Denki Co. Ltd.            32,527         3,261
  Yamaha Motor Co. Ltd.           228,456         6,054
  Yamatake Corp.                  113,209         2,789
                                             ----------
                                                241,007
                                             ----------
NETHERLANDS (3.6%)
  ABN AMRO Holding NV (b)         258,811         7,547
  Akzo Nobel NV                    96,966         5,973
  ASML Holding NV *                84,165         1,968
  Heineken NV                     133,539         6,107
  ING Groep NV (b)                270,778        11,910
  Royal KPN NV                    324,774         4,142
                                             ----------
                                                 37,647
                                             ----------
NEW ZEALAND (0.5%)
  Fletcher Building Ltd.          944,524         5,289
                                             ----------
NORWAY (2.0%)
  DNB NOR ASA                     337,016         4,128
  Norsk Hydro ASA                 214,643         4,795
  Orkla ASA (b)                   150,655         7,170
  Telenor ASA                     343,890         4,486
                                             ----------
                                                 20,579
                                             ----------
PORTUGAL (0.3%)
  Energias de Portugal SA         602,823         2,614
                                             ----------
SINGAPORE (0.4%)
  United Overseas Bank
    Ltd.                          409,806         4,207
                                             ----------
SPAIN (2.6%)
  Banco Santander Central
    Hispano SA (b)                832,961        13,170
  Endesa SA                        71,105         3,025
  Repsol YPF SA                   212,283         6,317
  Telefonica SA                   246,735         4,276
                                             ----------
                                                 26,788
                                             ----------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

INTERNATIONAL EQUITY FUND -- CONTINUED

-------------------------------------------------------
                                Shares        Value($)
-------------------------------------------------------
SWEDEN (3.0%)
  Alfa Laval AB                   125,417         4,212
  Autoliv, Inc.                    38,075         2,108
  Nordea Bank AB                  209,815         2,750
  Sandvik AB (b)                  370,469         4,248
  Svenska Handelsbanken AB,
    Cl A                          119,264         3,223
  Swedish Match AB                392,863         6,395
  Telefonaktiebolaget LM
    Ericsson                    2,285,213         7,923
                                             ----------
                                                 30,859
                                             ----------
SWITZERLAND (6.6%)
  Credit Suisse Group             203,210        11,761
  Nestle SA (b)                    41,155        14,354
  Novartis AG                     261,766        15,286
  Roche Holding Ltd. (b)           61,904        10,706
  UBS AG                          119,431         7,146
  Zurich Financial Services        35,215         8,655
                                             ----------
                                                 67,908
                                             ----------
THAILAND (0.2%)
  Delta Electronics PCL         3,544,767         1,690
                                             ----------
UNITED KINGDOM (23.2%)
  Allied Irish Banks PLC          187,505         4,985
  Anglo American PLC              248,640        10,394
  Anglo Irish Bank Corp.
    PLC                            11,995           197
  AstraZeneca PLC                 222,878        13,928
  Aviva PLC                       594,566         8,715
  AWG PLC                         161,910         4,683
  Barclays PLC                    949,364        11,979
  Barratt Developments PLC        110,175         2,199
  BHP Billiton PLC                346,422         5,980
  Bodycote International
    PLC                         1,040,177         4,625
  BP PLC                        1,605,723        17,495
  British Airways PLC *           742,339         5,934
  British American Tobacco
    PLC                           350,947         9,487
  BT Group PLC                  2,207,564        11,076
  CRH PLC                          31,437         1,064
  DSG International PLC         1,796,067         7,364
  First Choice Holidays PLC       558,145         2,085
  GlaxoSmithKline PLC             546,861        14,558
  HBOS PLC                        204,693         4,050
  HSBC Holdings PLC             1,261,378        23,014
  National Grid PLC               527,770         6,595

-------------------------------------------------------
                                Shares        Value($)
-------------------------------------------------------
UNITED KINGDOM--CONTINUED
  Prudential PLC                  237,157         2,946
  Royal & Sun Alliance
    Insurance Group PLC           827,123         2,307
  Royal Bank of Scotland
    Group PLC (The)               383,712        13,210
  Royal Dutch Shell PLC, Cl
    A                             518,101        17,090
  Royal Dutch Shell PLC, Cl
    B                             288,818         9,803
  Scottish & Newcastle PLC        454,765         4,853
  Smith News PLC *                488,657         1,100
  Tomkins PLC                     983,361         4,358
  Vodafone Group PLC            4,370,247        10,002
  WH Smith PLC *                  488,657         3,291
  WPP Group PLC                   171,813         2,129
                                             ----------
                                                241,496
                                             ----------
  Total Foreign Common
    Stocks (Cost $788,098)                      996,670
                                             ----------
FOREIGN PREFERRED STOCKS (0.8%)
GERMANY (0.8%)
  Fresenius AG, 1.510%             24,833         4,431
  ProSiebenSat.1 Media AG,
    0.840%                        149,886         4,162
                                             ----------
  Total Foreign Preferred
    Stocks (Cost $8,030)                          8,593
                                             ----------
SHORT-TERM INVESTMENTS (11.1%)
  Brown Brothers Harriman &
    Co., Cayman Islands
    Cash Sweep, 4.530%          7,693,073         7,693
  CSFB Enhanced Liquidity
    Portfolio, 5.518% (c)     107,266,473       107,267
                                             ----------
Total Short-Term
  Investments
  (Cost $114,960)                               114,960
                                             ----------
Total Investments
  (Cost $911,088) (a) -- 108.2%               1,120,223
Liabilities in excess of
  other assets -- (8.2)%                        (84,974)
                                             ----------
Net Assets -- 100.0%                         $1,035,249
                                             ==========

---------------

*  Non-income producing security.

(a)Cost for federal income tax purposes is $920,442
   (amount in thousands). Unrealized appreciation/

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

INTERNATIONAL EQUITY FUND -- CONCLUDED

   (depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation.................   $207,288
      Unrealized Depreciation.................     (7,507)
                                                 --------
      Unrealized Appreciation
        (Depreciation)........................   $199,781
                                                 ========

(b)This security or a partial position of the security was on loan at September 30, 2006. The total value of securities on loan at September 30, 2006 in thousands was $106,955.

(c)This security was purchased with cash collateral held from securities lending.

Cl    -- Class

PLC   -- Public Limited Company

PCL   -- Public Company Limited

The investment concentrations for the International Equity Fund as a percentage of net assets, by industry, as of September 30, 2006, were as follows (unaudited):

Consumer Discretionary                            11.4%
Consumer Staples                                   4.7
Energy                                             7.4
Financials                                        30.0
Health Care                                        7.1
Industrials                                       11.2
Information Technology                             6.4
Materials                                          8.9
Short-Term Investments                            11.0
Telecommunication Services                         5.5
Utilities                                          4.6

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

INTERNATIONAL EQUITY INDEX FUND

-------------------------------------------------------
                                Shares        Value($)
-------------------------------------------------------
COMMON STOCK (0.0%)
UNITED STATES (0.0%)
  Ship Finance
    International Ltd.              4,300            86
                                             ----------
  Total Common Stock (Cost
    $73)                                             86
                                             ----------
FOREIGN COMMON STOCKS (93.9%)
AUSTRALIA (3.6%)
  Alumina Ltd.                     78,578           362
  Amcor Ltd.                       48,118           266
  AMP Ltd.                         99,292           661
  Aristocrat Leisure Ltd.
    (b)                            22,596           237
  Australia & New Zealand
    Banking Group Ltd.             92,930         1,860
  Australian Gas Light Co.         33,400           534
  AXA Asia Pacific Holdings
    Ltd.                           55,893           271
  BHP Billiton Ltd.               185,838         3,550
  BlueScope Steel Ltd.             45,870           221
  Boral Ltd.                       40,875           220
  Brambles Industries Ltd.
    (b)                            57,353           545
  Centro Properties Group          54,208           325
  Coca-Cola Amatil Ltd.            52,906           264
  Coles Myer Ltd.                  67,703           726
  Commonwealth Bank of
    Australia                      66,482         2,266
  Computershare Ltd.               33,134           190
  CSL Ltd.                         10,412           419
  CSR Ltd.                         88,300           196
  Foster's Group Ltd.             125,546           602
  GPT Group                       133,553           468
  Insurance Australia Group
    Ltd.                          107,436           423
  John Fairfax Holdings
    Ltd.                           82,219           259
  Lend Lease Corp. Ltd.            27,713           331
  Lion Nathan Ltd.                 39,384           238
  Macquarie Bank Ltd.              16,117           830
  Macquarie Goodman Group          93,485           454
  Macquarie Infrastructure
    Group                         157,769           376
  Mirvac Group Ltd.                90,741           320
  National Australia Bank
    Ltd.                           85,184         2,329

-------------------------------------------------------
                                Shares        Value($)
-------------------------------------------------------
AUSTRALIA--CONTINUED
  Newcrest Mining Ltd.             18,422           309
  Orica Ltd.                       18,249           306
  Origin Energy Ltd.               63,473           315
  Perpetual Ltd.                    5,205           284
  QBE Insurance Group Ltd.         45,937           839
  Rinker Group Ltd.                55,093           571
  Rio Tinto Group Ltd. (b)         14,150           739
  Santos Ltd.                      46,285           386
  Sonic Healthcare Ltd.            23,530           231
  Stockland Trust Group            99,741           550
  Suncorp-Metway Ltd.              39,016           638
  Sydney Roads Group *             52,589            43
  TABCORP Holdings Ltd.            30,565           356
  Telstra Corp. Ltd. (b)          113,153           313
  Toll Holdings Ltd.               41,081           471
  Transurban Group                 61,523           335
  Wesfarmers Ltd.                  25,356           660
  Westfield Group                  71,524         1,003
  Westpac Banking Corp.            93,726         1,586
  Woodside Petroleum Ltd.          30,580           894
  Woolworths Ltd.                  62,639           946
  WorleyParsons Ltd. (b)           15,824           198
  Zinifex Ltd.                     33,046           289
                                             ----------
                                                 32,005
                                             ----------
AUSTRIA (1.5%)
  BETandWIN.com Interactive
    Entertainment AG * (b)          4,357           115
  BOHLER-UDDEHOLM AG               13,240           745
  Erste Bank der
    oesterreichischen
    Sparkassen AG                  39,812         2,478
  Flughafen Wien AG                 3,519           291
  Immofinanz Immobilien
    Anlagen AG *                   74,312           895
  Meinl European Land Ltd.
    *                              41,086           895
  OMV AG                           36,788         1,906
  Raiffeisen International
    Bank-Holding AG (b)             7,383           786
  RHI AG *                          6,822           267
  Telekom Austria AG               78,670         1,985
  Verbund AG                       21,060         1,019

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

INTERNATIONAL EQUITY INDEX FUND -- CONTINUED

-------------------------------------------------------
                                Shares        Value($)
-------------------------------------------------------
AUSTRIA--CONTINUED
  voestalpine AG                   20,624           852
  Wiener Staedtische
    Allgemeine Versicherung
    AG                              6,465           406
  Wienerberger AG                  14,658           692
                                             ----------
                                                 13,332
                                             ----------
BELGIUM (1.9%)
  Agfa-Gevaert NV                  14,463           343
  Barco NV                          2,315           212
  Belgacom SA                      20,846           812
  Delhaize Group                    9,428           792
  Dexia Group                      66,511         1,723
  Fortis                          136,301         5,532
  Groep Colruyt (b)                 2,158           368
  Groupe Bruxelles Lambert
    SA                              9,832         1,049
  InBev                            21,932         1,207
  KBC Bank & Insurance
    Holding Co.                    21,828         2,298
  NV Mobistar SA                    4,281           354
  NV Bekaert SA                     1,916           189
  NV Umicore SA                     3,567           528
  Omega Pharma NV                   3,029           175
  Solvay SA                         8,188         1,059
  UCB SA (b)                       10,877           692
                                             ----------
                                                 17,333
                                             ----------
DENMARK (1.3%)
  A.P. Moller-Maersk A/S              154         1,320
  Bang & Olufsen A/S, Cl B
    (b)                             1,910           205
  Carlsberg A/S, Cl B               4,500           379
  Coloplast A/S, Cl B (b)           4,644           373
  Danisco A/S                       7,409           601
  Danske Bank A/S                  50,968         2,005
  DSV A/S                           3,150           551
  FLS Industries A/S                6,450           299
  GN Store Nord A/S (b)            30,900           473
  H. Lundbeck A/S                   9,200           214
  Jyske Bank A/S *                 10,325           595
  Novo Nordisk A/S, Cl B           32,587         2,423
  Novozymes A/S, Cl B               7,370           562
  Sydbank A/S                      10,950           403
  Topdanmark A/S *                  2,500           345

-------------------------------------------------------
                                Shares        Value($)
-------------------------------------------------------
DENMARK--CONTINUED
  Trygvesta A/S (b)                 3,700           221
  Vestas Wind Systems A/S *        25,038           669
  William Demant Holding *          4,307           331
                                             ----------
                                                 11,969
                                             ----------
FINLAND (0.9%)
  Cargotec Corp., Cl B              5,572           236
  Fortum Corp.                     23,613           629
  Kone Oyj, Cl B                    6,824           331
  Metso Corp.                       8,000           294
  Neste Oil Oyj                    11,003           320
  Nokia Corp., Cl A               204,350         4,058
  Sampo PLC, Cl A                  26,452           551
  Stora Enso Oyj                   35,006           531
  Tietoenator Oyj                   5,289           155
  UPM-Kymmene Corp.                30,400           722
                                             ----------
                                                  7,827
                                             ----------
FRANCE (10.4%)
  Accor                            17,025         1,160
  Air France-KLM                    9,858           297
  Alcatel                         113,703         1,388
  Alstom *                          8,791           795
  Atos Origin SA *                  6,051           334
  AXA                             133,785         4,933
  BNP Paribas (b)                  66,122         7,113
  Bouygues SA                      17,023           910
  Business Objects SA * (b)         9,093           308
  Capgemini SA                     10,296           546
  Carrefour SA                     48,375         3,056
  Casino Guichard-
    Perrachon SA                    4,093           330
  CNP Assurances SA                 2,791           271
  Compagnie de Saint-
    Gobain                         25,040         1,816
  Compagnie Generale des
    Etablissements                 12,716           932
  Michelin Credit Agricole
    SA                             46,945         2,062
  Dassault Systemes SA              4,961           279
  Essilor International SA          8,425           863
  Euronext Paris SA                 9,442           918
  European Aeronautic
    Defence & Space Co.
    Eads NV (b)                    27,977           805
  France Telecom SA               140,556         3,226
  Gaz de France (b)                15,234           606

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

INTERNATIONAL EQUITY INDEX FUND -- CONTINUED

-------------------------------------------------------
                                Shares        Value($)
-------------------------------------------------------
FRANCE--CONTINUED
  Gecina SA                         2,652           354
  Groupe Danone                    19,022         2,670
  Hermes International (b)          6,030           557
  Imerys                            3,354           281
  Klepierre                         3,764           564
  L'Air Liquide Prime
    Fidelite                        1,069           218
  L'Air Liquide SA                  8,417         1,717
  L'Oreal SA                       23,083         2,344
  Lafarge SA                       12,674         1,636
  Lagardere SCA                    10,353           747
  LVMH Moet Hennessy Louis
    Vuitton SA                     19,549         2,014
  M6 Metropole Television           6,690           205
  Neopost SA                        3,160           377
  PagesJaunes SA                   12,867           365
  Pernod Ricard                     6,364         1,324
  Pinault-Printemps-
    Redoute SA                      4,848           719
  PSA Peugeot Citroen SA           13,658           770
  Publicis Groupe SA               11,170           440
  Renault SA                       15,330         1,758
  Sagem SA (b)                     14,584           295
  Sanofi-Aventis (b)               82,375         7,332
  Schneider Electric SA            18,681         2,083
  Societe BIC                       4,498           280
  Societe Generale                 27,339         4,350
  Societe Television
    Francaise 1                    10,468           334
  Sodexho Alliance SA               8,825           489
  SUEZ SA                          83,183         3,658
  Technip SA                       10,636           604
  Thales                            9,004           399
  Thomson                          26,826           421
  TOTAL SA (b)                    180,501        11,844
  Unibail Holding (b)               4,490           943
  Valeo SA                          6,474           231
  Vallourec SA                      2,995           698
  Veolia Environnement SA          26,887         1,623
  VINCI SA                         17,942         1,997
  Vivendi Universal SA             94,964         3,423
  Zodiac SA                         3,745           222
                                             ----------
                                                 93,234
                                             ----------

-------------------------------------------------------
                                Shares        Value($)
-------------------------------------------------------
GERMANY (13.3%)
  Adidas-Salomon AG                32,114         1,509
  Allianz AG                       61,614        10,662
  ALTANA AG                        11,761           651
  BASF AG                          75,312         6,046
  Bayer AG                        110,611         5,624
  Beiersdorf AG                     9,381           497
  Bilfinger Berger AG               7,397           438
  Celesio AG                       14,508           756
  Commerzbank AG                   95,290         3,228
  Continental AG                   20,028         2,326
  DaimlerChrysler AG              138,789         6,953
  Deutsche Bank AG                 78,520         9,501
  Deutsche Boerse AG               15,491         2,327
  Deutsche Lufthansa AG            33,938           719
  Deutsche Post AG                120,120         3,150
  Deutsche Post AG                  3,502            90
  Deutsche Postbank AG              8,404           638
  Deutsche Telekom AG (b)         433,708         6,890
  Douglas Holding AG                6,789           317
  E.ON AG (b)                      92,994        11,049
  Heidelberger
    Druckmaschinen AG              11,030           456
  Hochtief AG                       7,402           463
  Hypo Real Estate Holding
    AG                             20,765         1,295
  Infineon Technologies AG
    * (b)                         118,780         1,408
  IVG Immobilien AG                15,998           582
  Karstadt Quelle AG * (b)         12,195           291
  Linde AG                         16,874         1,591
  MAN AG                           18,906         1,597
  Merck KGaA                        8,426           890
  METRO AG                         21,447         1,251
  MLP AG (b)                       10,855           243
  Muenchener
    Rueckversicherungs AG
    (b)                            29,570         4,677
  PUMA Rudolf Dassler Sport
    AG                              1,959           668
  Rheinmetall AG                    7,020           510
  RWE AG                           67,394         6,225
  Salzgitter AG                     6,955           654
  SAP AG                           33,624         6,672
  Siemens AG                      128,325        11,195
  Solarworld AG (b)                 6,661           367
  Suedzucker AG                    10,745           264
  ThyssenKrupp AG                  54,650         1,842

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

INTERNATIONAL EQUITY INDEX FUND -- CONTINUED

-------------------------------------------------------
                                Shares        Value($)
-------------------------------------------------------
GERMANY--CONTINUED
  TUI AG (b)                       32,991           681
  Volkswagen AG (b)                25,969         2,220
  Wincor Nixdorf AG                 3,034           440
                                             ----------
                                                119,853
                                             ----------
GREECE (1.1%)
  Alpha Bank SA                    52,476         1,400
  Coca-Cola HBC                    13,800           476
  Cosmote Mobile
    Telecommunications SA          18,300           439
  EFG Eurobank Ergasias SA         30,916           947
  Germanos SA                      10,220           244
  Hellenic Petroleum SA            19,180           230
  Hellenic Technodomiki Tev
    SA                             26,180           256
  Hellenic
    Telecommunications
    Organization SA *              45,070         1,105
  National Bank of Greece
    SA                             51,999         2,238
  OPAP SA                          31,910         1,072
  Piraeus Bank SA                  30,000           777
  Public Power Corp. SA            15,540           374
  Titan Cement Co. SA               7,840           372
  Viohalco SA                      18,180           184
                                             ----------
                                                 10,114
                                             ----------
HONG KONG (0.9%)
  Bank of East Asia Ltd.          117,385           536
  BOC Hong Kong Holdings
    Ltd.                          194,000           436
  Cheung Kong Holdings Ltd.        72,000           773
  CLP Holdings Ltd.                64,100           388
  Esprit Holdings Ltd.             44,500           406
  Foxconn International
    Holdings Ltd. * (b)            97,000           299
  Hang Seng Bank Ltd.              27,400           346
  Henderson Land
    Development Co. Ltd.           54,000           304
  Hong Kong & China Gas Co.
    Ltd. (The)                    166,237           390
  Hong Kong Exchanges &
    Clearing Ltd.                  58,000           423
  Hongkong Electric
    Holdings Ltd.                  64,000           299
  Hutchison Whampoa Ltd.           95,080           839
  Li & Fung Ltd.                  147,400           366

-------------------------------------------------------
                                Shares        Value($)
-------------------------------------------------------
HONG KONG--CONTINUED
  Link REIT (The)                 104,000           217
  New World Development Co.
    Ltd.                          169,000           291
  PCCW Ltd.                       215,326           132
  Sun Hung Kai Properties
    Ltd.                           70,600           771
  Swire Pacific Ltd.               51,500           538
  Wharf Holdings Ltd. (The)        84,000           288
                                             ----------
                                                  8,042
                                             ----------
IRELAND (1.3%)
  Allied Irish Banks PLC           78,799         2,098
  Bank of Ireland                  90,763         1,774
  Bank of Ireland                  32,464           938
  C&C Group PLC                    34,600           470
  CRH PLC                          47,236         1,595
  DCC PLC                          11,376           284
  DEPFA Bank PLC                   57,452         1,062
  Elan Corp. PLC *                 42,406           656
  Grafton Group PLC                28,278           373
  Independent News & Media
    PLC (d)                           154             0
  Independent News & Media
    PLC                            81,378           246
  Irish Life & Permanent
    PLC                            28,797           721
  Kerry Group PLC                  16,308           387
  Kerry Group PLC, Cl A             6,213           217
  Kingspan Group PLC               14,621           301
  Ryanair Holdings PLC *           26,051           279
                                             ----------
                                                 11,401
                                             ----------
ITALY (8.7%)
  Alleanza Assicurazioni
    SpA (b)                        63,112           738
  Arnoldo Mondadori Editore
    SpA (b)                        27,901           258
  Assicurazioni Generali
    SpA                           161,521         6,041
  Autogrill SpA (b)                20,663           329
  Autostrade SpA (b)               53,132         1,576
  Banca Fideuram SpA               63,129           402
  Banca Intesa SpA (b)            679,016         4,468
  Banca Intesa SpA                162,593           996
  Banca Monte dei Paschi di
    Siena SpA (b)                 190,669         1,156
  Banca Popolare di Milano
    Scarl SpA (b)                  82,707         1,094

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

INTERNATIONAL EQUITY INDEX FUND -- CONTINUED

-------------------------------------------------------
                                Shares        Value($)
-------------------------------------------------------
ITALY--CONTINUED
  Banche Popolari Unite SpA        64,687         1,740
  Banco Popolare di Verona
    e Novara Scrl SpA              67,992         1,878
  Benetton Group SpA               14,363           247
  Bulgari SpA                      29,964           381
  Capitalia SpA                   302,915         2,508
  Enel SpA (b)                    733,629         6,693
  Eni SpA (b)                     454,779        13,476
  Fiat SpA * (b)                   98,916         1,576
  Finmeccanica SpA                 48,561         1,084
  Fondiaria-Sai SpA                13,510           593
  Gruppo Editoriale
    L'Espresso SpA (b)             44,146           226
  Italcementi SpA                  12,881           326
  Lottomatica SpA                  12,963           488
  Luxottica Group SpA              24,211           713
  Mediaset SpA                    132,571         1,425
  MEDIOBANCA-Banca di
    Credito Finanziario SpA
    (b)                            85,688         1,869
  Mediolanum SpA (b)               53,219           395
  Pirelli & C. SpA (b)            567,648           488
  Sanpaolo IMI SpA                188,808         3,986
  Seat Pagine Gialle SpA          851,278           426
  Snam Rete Gas SpA               186,233           904
  Telecom Italia RNC SpA        1,008,050         2,428
  Telecom Italia SpA            1,840,598         5,227
  Terna SpA (b)                   232,855           678
  Tiscali SpA * (b)                63,228           179
  UniCredito Italiano SpA
    (b)                         1,349,381        11,198
                                             ----------
                                                 78,190
                                             ----------
JAPAN (21.5%)
  77 Bank Ltd.                     33,000           229
  Acom Co. Ltd.                     5,950           254
  Advantest Corp.                  13,200           655
  AEON Co. Ltd.                    43,600         1,069
  AEON Credit Service Co.
    Ltd.                            9,000           215
  Aiful Corp.                       5,800           224
  Aisin Seiki Co. Ltd.             17,000           497
  Ajinomoto Co., Inc.              51,000           549
  All Nippon Airways Co.
    Ltd.                           55,000           223
  Alps Electric Co. Ltd.           17,800           186

-------------------------------------------------------
                                Shares        Value($)
-------------------------------------------------------
JAPAN--CONTINUED
  Amada Co. Ltd.                   31,000           311
  Ariake Japan Co. Ltd.                40             1
  Asahi Breweries Ltd.             30,400           443
  Asahi Glass Co. Ltd.             70,000           864
  Asahi Kasei Corp.               100,000           640
  Astellas Pharma, Inc.            38,661         1,555
  Bank of Fukuoka Ltd.
    (The)                          49,000           360
  Bank of Yokohama Ltd.
    (The)                          90,000           709
  Benesse Corp.                     6,100           226
  Bridgestone Corp.                47,000           949
  Canon, Inc.                      75,100         3,918
  Casio Computer Co. Ltd.
    (b)                            20,300           409
  Central Japan Railway Co.           111         1,184
  Chiba Bank Ltd. (The)            61,000           544
  Chubu Electric Power Co.,
    Inc.                           45,800         1,190
  Chugai Pharmaceutical Co.
    Ltd.                           21,200           456
  Citizen Watch Co. Ltd.
    (b)                            36,100           297
  Credit Saison Co. Ltd.           14,700           620
  CSK Corp. (b)                     5,900           247
  Dai Nippon Printing Co.
    Ltd.                           50,000           772
  Daiichi Sankyo Co. Ltd.          53,525         1,518
  Daikin Industries Ltd.           19,000           563
  Daimaru, Inc. (The)              20,000           247
  Dainippon Ink &
    Chemicals, Inc.                67,000           244
  Daito Trust Construction
    Co. Ltd.                        6,900           374
  Daiwa House Industry Co.
    Ltd.                           44,000           762
  Daiwa Securities Group,
    Inc.                           98,000         1,143
  Denki Kagaku Kogyo KK            49,000           190
  DENSO Corp.                      37,600         1,321
  Dentsu, Inc.                        146           397
  DOWA Mining Co. Ltd. (b)         25,000           216
  East Japan Railway Co.              239         1,671
  Eisai Co. Ltd.                   17,600           851
  Electric Power
    Development Co. Ltd.           11,320           403
  FANUC Ltd.                       13,700         1,069

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

INTERNATIONAL EQUITY INDEX FUND -- CONTINUED

-------------------------------------------------------
                                Shares        Value($)
-------------------------------------------------------
JAPAN--CONTINUED
  Fast Retailing Co. Ltd.           4,000           376
  Fuji Electric Co. Ltd.           49,000           253
  Fuji Photo Film Co. Ltd.         35,400         1,292
  Fujikura Ltd.                    30,000           328
  Fujitsu Ltd. (b)                141,000         1,163
  Furukawa Electric Co.
    Ltd. (The)                     52,000           343
  Gunma Bank Ltd. (The)            42,000           310
  Hirose Electric Co. Ltd.          2,700           358
  Hitachi Chemical Co. Ltd.         9,500           230
  Hitachi Ltd.                    254,000         1,482
  Hokkaido Electric Power
    Co., Inc.                      11,600           281
  Hokuhoku Financial Group,
    Inc.                           96,000           362
  Honda Motor Co. Ltd.            110,200         3,705
  Hoya Corp.                       31,700         1,194
  Ibiden Co. Ltd.                  10,200           539
  INPEX Holdings, Inc. *               74           588
  Isetan Co. Ltd.                  16,200           273
  Ishikawajima-Harima Heavy
    Industries Co. Ltd.            94,000           287
  ITOCHU Corp.                    120,000           930
  Japan Real Estate
    Investment Corp.                   35           296
  Japan Retail Fund
    Investment Corp. (b)               36           265
  Japan Tobacco, Inc.                 325         1,263
  JFE Holdings, Inc.               40,975         1,606
  JGC Corp.                        18,000           301
  Joyo Bank Ltd. (The)             60,300           358
  JSR Corp.                        13,900           306
  Kajima Corp. (b)                 76,000           347
  Kamigumi Co. Ltd.                28,000           218
  Kaneka Corp.                     25,000           237
  Kansai Electric Power
    Co., Inc. (The)                44,300         1,022
  Kansai Paint Co. Ltd.            24,000           181
  Kao Corp.                        34,000           907
  Kawasaki Heavy Industries
    Ltd.                          102,000           338
  Kawasaki Kisen Kaisha
    Ltd. (b)                       48,000           303
  KDDI Corp.                          181         1,128
  Keihin Electric Express
    Railway Co. Ltd. (b)           42,000           307

-------------------------------------------------------
                                Shares        Value($)
-------------------------------------------------------
JAPAN--CONTINUED
  Keio Electric Railway Co.
    Ltd.                           52,000           347
  Keyence Corp.                     3,260           751
  Kinki Nippon Railway Co.
    Ltd. (b)                      132,250           414
  Kirin Brewery Co. Ltd.           55,000           734
  Kobe Steel Ltd.                 229,000           719
  Kokuyo Co. Ltd.                  13,700           218
  Komatsu Ltd.                     66,800         1,154
  Konami Corp.                      8,900           226
  Konica Minolta Holdings,
    Inc.                           39,000           522
  Kubota Corp.                     89,000           731
  Kuraray Co. Ltd.                 29,000           323
  Kurita Water Industries
    Ltd.                           12,400           240
  Kyocera Corp.                    12,400         1,061
  Kyowa Hakko Kogyo Co.
    Ltd.                           29,000           204
  Kyushu Electric Power
    Co., Inc.                      24,300           574
  Lawson, Inc.                      5,500           193
  Leopalace21 Corp.                10,000           365
  Mabuchi Motor Co. Ltd.
    (b)                             3,500           214
  Makita Corp. (b)                  9,900           291
  Marubeni Corp.                  127,000           632
  Marui Co. Ltd.                   25,300           370
  Matsushita Electric
    Industrial Co. Ltd.           139,880         2,962
  Matsushita Electric Works
    Ltd.                           31,000           328
  Millea Holdings, Inc.            51,500         1,928
  Minebea Co. Ltd.                 39,000           213
  Mitsubishi Chemical
    Holdings Corp.                 86,000           539
  Mitsubishi Corp.                 99,400         1,868
  Mitsubishi Electric Corp.       142,000         1,196
  Mitsubishi Estate Co.
    Ltd.                           85,000         1,857
  Mitsubishi Gas Chemical
    Co., Inc.                      30,000           326
  Mitsubishi Heavy
    Industries Ltd.               245,000         1,014
  Mitsubishi Logistics
    Corp.                          14,000           224
  Mitsubishi Materials
    Corp. (b)                      75,000           309
  Mitsubishi Rayon Co.,
    Ltd.                           42,000           277

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

INTERNATIONAL EQUITY INDEX FUND -- CONTINUED

-------------------------------------------------------
                                Shares        Value($)
-------------------------------------------------------
JAPAN--CONTINUED
  Mitsubishi Tokyo
    Financial Group, Inc.             616         7,930
  Mitsui & Co. Ltd. (b)           115,000         1,462
  Mitsui Chemicals, Inc.           53,000           381
  Mitsui Engineering &
    Shipbuilding Co. Ltd.
    (b)                            73,000           237
  Mitsui Fudosan Co. Ltd.          62,000         1,409
  Mitsui Mining & Smelting
    Co. Ltd.                       49,000           253
  Mitsui O.S.K. Lines Ltd.
    (b)                            85,000           628
  Mitsui Sumitomo Insurance
    Co. Ltd.                       89,340         1,117
  Mitsui Trust Holdings,
    Inc.                           51,000           580
  Mitsukoshi Ltd. (b)              39,000           175
  Mizuho Financial Group,
    Inc.                              695         5,391
  Murata Manufacturing Co.
    Ltd.                           15,700         1,090
  Namco Bandai Holdings,
    Inc.                           20,050           315
  NEC Corp.                       160,000           879
  NGK Insulators Ltd.              25,000           351
  NGK Spark Plug Co. Ltd.
    (b)                            15,000           298
  Nidec Corp.                       9,000           679
  Nikko Cordial Corp.              68,500           795
  Nikon Corp. (b)                  25,000           516
  Nintendo Co. Ltd.                 7,100         1,463
  Nippon Building Fund,
    Inc. (b)                           37           376
  Nippon Electric Glass Co.
    Ltd.                           20,000           441
  Nippon Express Co. Ltd.          70,000           375
  Nippon Meat Packers, Inc.        16,000           180
  Nippon Mining Holdings,
    Inc.                           75,000           530
  Nippon Oil Corp.                105,000           773
  Nippon Sheet Glass Co.
    Ltd. (b)                       38,000           179
  Nippon Steel Corp. (b)          447,000         1,839
  Nippon Telegraph &
    Telephone Corp.                   369         1,812
  Nippon Unipac Holding                75           272
  Nippon Yusen KK (b)              94,000           572

-------------------------------------------------------
                                Shares        Value($)
-------------------------------------------------------
JAPAN--CONTINUED
  Nissan Chemical
    Industries Ltd.                16,000           189
  Nissan Motor Co. Ltd.           164,400         1,842
  Nisshin Seifun Group,
    Inc.                           18,300           191
  Nisshin Steel Co. Ltd.           82,000           243
  Nissin Food Products Co.
    Ltd.                            7,300           232
  Nitto Denko Corp.                13,000           770
  NOK Corp. (b)                     9,200           227
  Nomura Holdings, Inc.           127,900         2,252
  Nomura Research Institute
    Ltd.                            2,200           305
  NSK Ltd.                         37,000           312
  NTN Corp.                        37,000           293
  NTT DATA Corp. (b)                   97           448
  NTT DoCoMo, Inc.                  1,334         2,056
  Obayashi Corp.                   52,000           366
  Odakyu Electric Railway
    Co. Ltd. (b)                   61,000           388
  Oji Paper Co. Ltd. (b)           59,000           323
  Olympus Corp.                    18,000           530
  OMRON Corp.                      18,600           457
  Onward Kashiyama Co. Ltd.        14,000           201
  Oriental Land Co. Ltd.
    (b)                             4,800           269
  ORIX Corp.                        6,780         1,874
  Osaka Gas Co. Ltd.              144,000           502
  Pioneer Corp. (b)                16,300           287
  Promise Co. Ltd.                  6,950           277
  Rakuten, Inc.                       599           235
  Resona Holdings, Inc.               343         1,028
  Ricoh Co. Ltd.                   52,000         1,035
  ROHM Co. Ltd.                     8,800           817
  Sankyo Co. Ltd.                   4,600           246
  SANYO Electric Co. Ltd. *
    (b)                           132,000           268
  SBI Holdings, Inc.                  896           321
  Secom Co. Ltd.                   16,600           822
  Sega Sammy Holdings, Inc.        15,704           505
  Seiko Epson Corp. (b)            12,500           341
  Sekisui Chemical Co. Ltd.        38,000           320
  Sekisui House Ltd.               41,000           620
  Seven & I Holdings Co.
    Ltd.                           60,140         1,935
  Sharp Corp.                      75,000         1,286
  Shimamura Co. Ltd.                2,000           195

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

INTERNATIONAL EQUITY INDEX FUND -- CONTINUED

-------------------------------------------------------
                                Shares        Value($)
-------------------------------------------------------
JAPAN--CONTINUED
  Shimano, Inc.                     8,300           232
  Shimizu Corp.                    51,000           291
  Shin-Etsu Chemical Co.
    Ltd.                           28,100         1,794
  Shinsei Bank Ltd.               125,000           762
  Shionogi & Co. Ltd.              24,000           441
  Shiseido Co. Ltd. (b)            27,000           539
  Shizuoka Bank Ltd. (The)         48,000           522
  Showa Denko KK                   85,000           366
  Showa Shell Sekiyu KK            19,100           213
  SMC Corp.                         4,700           622
  Softbank Corp. (b)               55,700         1,153
  Sompo Japan Insurance,
    Inc.                           66,000           864
  Sony Corp.                       72,800         2,947
  Stanley Electric Co. Ltd.        14,400           297
  Sumitomo Chemical Co.
    Ltd.                          114,000           851
  Sumitomo Corp.                   82,600         1,030
  Sumitomo Electric
    Industries Ltd.                56,300           762
  Sumitomo Heavy Industries
    Ltd.                           44,000           368
  Sumitomo Metal Industries
    Ltd.                          308,000         1,181
  Sumitomo Metal Mining Co.
    Ltd. (b)                       39,000           511
  Sumitomo Mitsui Financial
    Group, Inc.                       446         4,683
  Sumitomo Realty &
    Development Co. Ltd.           29,000           852
  Sumitomo Trust & Banking
    Co. Ltd. (The)                 98,000         1,026
  Suruga Bank Ltd.                 21,000           262
  Suzuken Co. Ltd.                  6,400           240
  T&D Holdings, Inc.               17,500         1,267
  Taiheiyo Cement Corp.            70,000           259
  Taisei Corp.                     78,000           280
  Taisho Pharmaceutical Co.
    Ltd.                           12,000           230
  Taiyo Yuden Co. Ltd. (b)         16,000           240
  Takashimaya Co. Ltd. (b)         23,000           292
  Takeda Pharmaceutical Co.
    Ltd.                           61,700         3,851
  Takefuji Corp.                    9,840           452
  TDK Corp.                        10,300           825
  Teijin Ltd.                      65,000           350

-------------------------------------------------------
                                Shares        Value($)
-------------------------------------------------------
JAPAN--CONTINUED
  Terumo Corp.                     13,100           497
  THK Co. Ltd.                      9,700           229
  Tobu Railway Co. Ltd. (b)        78,000           394
  Toho Co. Ltd.                    14,400           293
  Tohoku Electric Power
    Co., Inc.                      28,300           619
  Tokyo Electric Power Co.,
    Inc. (The)                     80,700         2,324
  Tokyo Electron Ltd.              12,700           939
  Tokyo Gas Co. Ltd. (b)          149,000           747
  Tokyu Corp.                      93,000           639
  TonenGeneral Sekiyu KK
    (b)                            29,000           262
  Toppan Printing Co. Ltd.         44,000           488
  Toray Industries, Inc.          103,000           775
  Toshiba Corp. (b)               215,000         1,394
  Tosoh Corp.                      46,000           187
  Tostem Inax Holding Corp.        22,112           462
  TOTO Ltd. (b)                    23,700           224
  Toyo Seikan Kaisha Ltd.          13,600           260
  Toyobo Co. Ltd.                  74,000           195
  Toyota Industries Corp.          14,500           615
  Toyota Motor Corp.              203,000        11,035
  Trend Micro, Inc.                 7,500           220
  Ube Industries Ltd.              88,000           250
  Uni-Charm Corp.                   4,200           233
  UNY Co. Ltd.                     16,000           212
  Ushio, Inc.                      12,600           272
  USS Co. Ltd.                      2,960           190
  Wacoal Corp.                     16,000           202
  West Japan Railway Co.              144           616
  Yahoo Japan Corp. (b)             1,079           406
  Yakult Honsha Co. Ltd.           10,700           314
  Yamada Denki Co. Ltd.             6,860           688
  Yamaha Corp.                     15,300           322
  Yamaha Motor Co. Ltd.            14,300           379
  Yamato Transport Co. Ltd.        34,000           492
  Yokogawa Electric Corp.          20,400           268
                                             ----------
                                                194,369
                                             ----------
NETHERLANDS (3.5%)
  ABN AMRO Holding NV (b)         130,780         3,814
  AEGON NV                        103,360         1,938
  Akzo Nobel NV                    19,872         1,224
  ASML Holding NV * (b)            34,793           813

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

INTERNATIONAL EQUITY INDEX FUND -- CONTINUED

-------------------------------------------------------
                                Shares        Value($)
-------------------------------------------------------
NETHERLANDS--CONTINUED
  Fugro NV                          6,000           253
  Hagemeyer NV * (b)               43,224           210
  Heineken NV                      16,855           771
  ING Groep NV (b)                134,011         5,895
  Mittal Steel Co. NV              21,100           737
  Mittal Steel Co. NV              37,386         1,304
  QIAGEN NV * (b)                  22,416           354
  Randstad Holding NV               3,853           219
  Reed Elsevier NV (b)             52,925           882
  Rodamco Europe NV (b)             4,646           541
  Royal Ahold NV *                116,863         1,242
  Royal DSM NV                     13,203           579
  Royal KPN NV                    141,666         1,807
  Royal Numico NV                  12,293           553
  Royal Philips Electronics
    NV                             90,202         3,165
  SBM Offshore NV                  12,700           345
  TPG NV                           30,641         1,162
  Unilever NV                     120,756         2,970
  Vedior NV                        13,551           254
  Wolters Kluwer NV                23,231           606
                                             ----------
                                                 31,638
                                             ----------
NEW ZEALAND (0.5%)
  Auckland International
    Airport Ltd. (b)              334,300           443
  Contact Energy Ltd.              77,603           362
  Fisher & Paykel
    Appliances Holdings
    Ltd.                           95,674           225
  Fisher & Paykel
    Healthcare Corp. Ltd.         162,014           439
  Fletcher Building Ltd.          119,373           668
  Kiwi Income Property
    Trust                         320,778           289
  Sky City Entertainment
    Group Ltd.                    143,943           498
  Telecom Corp. of New
    Zealand Ltd. (b)              471,032         1,337
                                             ----------
                                                  4,261
                                             ----------
NORWAY (1.3%)
  Acergy SA *                      25,100           429
  Det Norske Oljeselskap
    ASA * (b)                      95,200           133
  DNB NOR ASA                      93,740         1,148
  Frontline Ltd. (b)                8,400           321
  Norsk Hydro ASA                  95,600         2,135

-------------------------------------------------------
                                Shares        Value($)
-------------------------------------------------------
NORWAY--CONTINUED
  Norske Skogindustrier ASA        24,150           363
  Orkla ASA                        26,600         1,266
  Petoleum Geo-Services ASA
    *                               7,134           348
  Petrojarl ASA *                   7,134            77
  Schibsted ASA (b)                10,600           318
  SeaDrill Ltd. *                  34,600           454
  Statoil ASA                      82,500         1,950
  Storebrand ASA                   36,600           387
  Tandberg ASA                     20,694           221
  Telenor ASA                     102,400         1,336
  Tomra Systems ASA (b)            27,950           171
  Yara International ASA
    (b)                            30,840           468
                                             ----------
                                                 11,525
                                             ----------
PORTUGAL (1.0%)
  Banco BPI SA                    100,190           747
  Banco Comercial Portugues
    SA                            497,865         1,547
  Banco Espirito Santo SA          48,555           742
  Brisa-Auto-estradas de
    Portugal SA                    81,666           905
  CIMPOR-Cimentos de
    Portugal, SGPS, SA             50,980           365
  Energias de Portugal SA         383,064         1,661
  Jeronimo Martins, SGPS,
    SA                             13,411           239
  Keppel Corp. Ltd.                39,000           363
  Portugal Telecom, SGPS,
    SA                            165,558         2,068
  PT Multimedia-Servicos de
    Telecomunicacoes e
    Multimedia, SGPS, SA           22,010           267
  Sonae, SGPS, SA                 263,119           457
                                             ----------
                                                  9,361
                                             ----------
SINGAPORE (0.5%)
  Capitaland Ltd.                  89,000           283
  City Developments Ltd.           41,000           276
  DBS Group Holdings Ltd.          66,467           803
  Oversea-Chinese Banking
    Corp. Ltd.                    175,700           725
  Singapore Airlines Ltd.          39,000           359
  Singapore Press Holdings
    Ltd.                          120,750           312
  Singapore
    Telecommunications Ltd.       283,660           436

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

INTERNATIONAL EQUITY INDEX FUND -- CONTINUED

-------------------------------------------------------
                                Shares        Value($)
-------------------------------------------------------
SINGAPORE--CONTINUED
  United Overseas Bank Ltd.        75,000           770
  United Overseas Land Ltd.       139,300           307
  Venture Corp. Ltd.               30,000           238
                                             ----------
                                                  4,509
                                             ----------
SPAIN (6.3%)
  Abertis Infraestructuras
    SA (b)                         33,527           880
  Acciona SA                        4,153           632
  Acerinox SA (b)                  25,226           486
  Actividades de
    Construccion y
    Servicios SA (ACS) (b)         30,117         1,428
  Altadis SA (b)                   34,031         1,615
  Antena 3 de Television SA
    (b)                            12,294           251
  Banco Bilbao Vizcaya
    Argentaria SA (b)             368,595         8,530
  Banco Popular Espanol SA
    (b)                           106,060         1,739
  Banco Santander Central
    Hispano SA                    650,731        10,289
  Cintra Concesiones de
    Infraestructuras de
    Transporte SA (b)              27,641           389
  Corporacion Mapfre SA            15,213           318
  Ebro Puleva SA                   16,201           331
  Endesa SA                       102,849         4,375
  Fadesa Inmobiliaria SA
    (b)                             7,484           333
  Fomento de Construcciones
    y Contratas SA                  6,647           531
  Gamesa Corporacion
    Tecnologica SA                 22,098           484
  Gas Natural SDG SA (b)           22,995           838
  Grupo Ferrovial SA (b)            9,139           735
  Iberdrola SA (b)                 92,560         4,143
  Iberia Lineas Aereas de
    Espana SA                      94,195           253
  Indra Sistemas SA                19,673           428
  Industria de Diseno
    Textil SA (b)                  25,038         1,167
  Inmobiliaria Colonial SA          4,720           366
  Metrovacesa SA (b)                6,916           834
  Promotora de
    Informaciones SA (b)           14,588           239
  Repsol YPF SA                   110,038         3,274

-------------------------------------------------------
                                Shares        Value($)
-------------------------------------------------------
SPAIN--CONTINUED
  Sacyr Vallehermoso Group
    SA (b)                         13,805           627
  Sociedad General de Aguas
    de Barcelona SA, Cl A          10,872           353
  Telefonica Publicidad e
    Informacion SA                 26,688           282
  Telefonica SA (b)               500,238         8,671
  Union Fenosa SA (b)              20,860         1,065
  Zeltia SA * (b)                  34,645           258
                                             ----------
                                                 56,144
                                             ----------
SWEDEN (1.8%)
  ASSA ABLOY AB                    23,400           435
  Atlas Copco AB, Cl A             21,700           570
  Atlas Copco AB, Cl B             15,541           389
  Boliden AB                       18,400           349
  Electrolux AB, Ser B (b)         17,900           291
  Getinge AB, Cl B                 14,200           260
  H&M Hennes & Mauritz AB          27,750         1,161
  Husqvarna AB, Cl B *             17,900           211
  Nordea Bank AB                  128,800         1,688
  Sandvik AB                       63,300           726
  Scania AB, Cl B                   7,527           449
  Securitas AB, Cl B               21,000           264
  Securitas Direct AB, Cl B
    *                              21,000            53
  Securitas Systems AB, Cl
    B *                            21,000            79
  Skandinaviska Enskilda
    Banken AB                      30,800           828
  Skanska AB, Cl B                 25,100           425
  SKF AB, Cl B                     27,400           401
  SSAB Svenskt Stal AB, Ser
    A                              11,400           212
  Svenska Cellulosa AB ACA          8,500           390
  Svenska Handelsbanken AB,
    Cl A                           33,100           895
  Swedish Match AB                 23,600           384
  Tele2 AB, Cl B (b)               24,500           247
  Telefonaktiebolaget LM
    Ericsson                      905,800         3,142
  TeliaSonera AB                  116,500           747
  Volvo AB, Cl A                    6,557           406
  Volvo AB, Cl B                   13,950           831
                                             ----------
                                                 15,833
                                             ----------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

INTERNATIONAL EQUITY INDEX FUND -- CONTINUED

-------------------------------------------------------
                                Shares        Value($)
-------------------------------------------------------
SWITZERLAND (2.0%)
  ABB Ltd.                         42,045           553
  Adecco SA                         3,943           238
  Compagnie Financiere
    Richemont SA                   13,029           627
  Credit Suisse Group              26,006         1,505
  Holcim Ltd.                       4,976           407
  Nestle SA                         7,744         2,702
  Nobel Biocare Holding AG            865           213
  Novartis AG                      46,001         2,686
  Roche Holding Ltd.               14,207         2,457
  STMicroelectronics NV            58,342         1,011
  Swiss Reinsurance Co.             7,499           574
  Swisscom AG                         772           257
  Syngenta AG                       2,815           425
  UBS AG                           42,140         2,521
  Xstrata PLC                      16,344           675
  Zurich Financial Services         3,083           758
                                             ----------
                                                 17,609
                                             ----------
UNITED KINGDOM (10.6%)
  3I Group PLC                     21,131           370
  AMVESCAP PLC                     34,094           370
  Anglo American PLC               46,810         1,957
  AstraZeneca PLC                  54,671         3,416
  Aviva PLC                        90,507         1,327
  BAE Systems PLC                 121,797           901
  Barclays PLC                    224,527         2,833
  Barratt Developments PLC         11,879           237
  BG Group PLC                    130,002         1,580
  BHP Billiton PLC                 84,866         1,465
  Boots Group PLC                  37,979           551
  BP PLC                          692,617         7,545
  Brambles Industries PLC          34,279           307
  British American Tobacco
    PLC                            53,971         1,459
  British Land Co. PLC
    (The)                          21,472           548
  British Sky Broadcasting
    Group PLC                      45,640           467
  BT Group PLC                    293,378         1,472
  Bunzl PLC                        30,585           383
  Burberry Group PLC               26,473           256
  Cadbury Schweppes PLC            76,541           815
  Capita Group PLC (The)           33,355           342
  Carnival PLC                      7,052           337
  Centrica PLC                    134,608           820
  Compass Group PLC                85,307           428

-------------------------------------------------------
                                Shares        Value($)
-------------------------------------------------------
UNITED KINGDOM--CONTINUED
  Corus Group PLC                  35,478           258
  Daily Mail & General
    Trust PLC                      19,072           217
  Diageo PLC                       94,285         1,665
  DSG International PLC            82,208           337
  Elan Corp. PLC *                 18,086           281
  EMAP PLC                         11,989           169
  Enterprise Inns PLC              16,127           319
  Friends Provident PLC            76,822           278
  Gallaher Group PLC               25,629           419
  GKN PLC                          36,074           194
  GlaxoSmithKline PLC             198,799         5,292
  GUS PLC                          31,602           572
  Hammerson PLC                    16,989           417
  Hanson PLC                       30,896           447
  Hays PLC                         72,491           196
  HBOS PLC                        134,213         2,656
  HSBC Holdings PLC               385,286         7,028
  ICAP PLC                         25,085           242
  Imperial Chemical
    Industries PLC                 48,410           360
  Imperial Tobacco Group
    PLC                            24,474           816
  InterContinental Hotels
    Group PLC                      16,574           290
  International Power PLC          62,672           367
  ITV PLC                         174,542           316
  J Sainsbury PLC                  58,013           408
  Johnson Matthey PLC              10,122           261
  Kelda Group PLC                  24,763           394
  Kingfisher PLC                   96,258           442
  Land Securities Group PLC        17,875           659
  Legal & General Group PLC       239,461           639
  Liberty International PLC        16,465           378
  Lloyds TSB Group PLC            198,563         2,005
  Man Group PLC                    69,240           581
  Marks & Spencer Group PLC        59,702           718
  Mitchells & Butlers PLC          31,322           346
  National Grid PLC                93,282         1,166
  Next PLC                          9,555           339
  Old Mutual PLC                  200,454           629
  Pearson PLC                      32,051           456
  Persimmon PLC                    11,625           291
  Provident Financial PLC          20,451           239

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

INTERNATIONAL EQUITY INDEX FUND -- CONTINUED

-------------------------------------------------------
                                Shares        Value($)
-------------------------------------------------------
UNITED KINGDOM--CONTINUED
  Prudential PLC                   88,354         1,097
  Punch Taverns PLC                12,598           229
  Reckitt Benckiser PLC            20,066           832
  Reed Elsevier PLC                49,779           552
  Rentokil Initial PLC             96,633           265
  Reuters Group PLC                53,433           435
  Rio Tinto PLC                    36,076         1,707
  Rolls-Royce PLC                  66,478           564
  Royal & Sun Alliance
    Insurance Group PLC           123,009           343
  Royal Bank of Scotland
    Group PLC (The)               110,408         3,801
  Royal Dutch Shell PLC, Cl
    A                             132,864         4,383
  Royal Dutch Shell PLC, Cl
    B                              96,226         3,266
  SABMiller PLC                    30,620           572
  Sage Group PLC (The)             65,479           308
  Scottish & Newcastle PLC         33,242           355
  Scottish & Southern
    Energy PLC                     31,147           769
  Scottish Power PLC               73,628           898
  Severn Trent PLC                 16,074           402
  Slough Estates PLC               26,485           330
  Smith & Nephew PLC               39,890           367
  Smiths Group PLC                 22,415           376
  Tate & Lyle PLC                  23,905           322
  Tesco PLC                       274,413         1,849
  Tomkins PLC                      39,274           174
  Unilever PLC (b)                 43,601         1,075
  United Business Media PLC        16,626           206
  United Utilities PLC             33,365           441
  Vodafone Group PLC            1,836,177         4,202
  Whitbread PLC                    11,555           280
  Whitbread PLC *                  13,595            39
  William Hill Organization
    Ltd.                           20,301           245

-------------------------------------------------------
                                Shares        Value($)
-------------------------------------------------------
UNITED KINGDOM--CONTINUED
  Wolseley PLC                     24,242           511
  WPP Group PLC                    45,503           564
  Yell Group PLC                   32,812           366
                                             ----------
                                                 95,398
                                             ----------
  Total Foreign Common
    Stocks (Cost $595,622)                      843,947
                                             ----------
FOREIGN PREFERRED STOCKS (0.7%)
GERMANY (0.6%)
  Fresenius Medical Care
    AG, 1.230%                      9,344         1,215
  Henkel KGaA, Vorzug,
    1.360%                          8,837         1,233
  Porsche AG, 5.000%                1,191         1,233
  ProSiebenSat.1 Media AG,
    0.840%                         12,482           347
  RWE AG, 1.750%                    5,555           464
  Volkswagen AG, 1.210%            15,594           920
                                             ----------
                                                  5,412
                                             ----------
ITALY (0.1%)
  Compagnia Assicuratrice
    Unipol SpA, 0.125%            185,420           549
                                             ----------
  Total Foreign Preferred
    Stocks (Cost $3,599)                          5,961
                                             ----------
EXCHANGE TRADED FUNDS (1.7%)
  iShares MSCI EAFE Index
    Fund (b)                      137,732         9,327
  iShares MSCI Germany
    Index Fund (b)                 55,376         1,332
  iShares MSCI Italy Index
    Fund (b)                       62,610         1,908
  iShares MSCI Japan Index
    Fund                          175,400         2,377
                                             ----------
  Total Exchange Traded
    Funds (Cost $13,413)                         14,944
                                             ----------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

INTERNATIONAL EQUITY INDEX FUND -- CONCLUDED

-------------------------------------------------------
                                Shares        Value($)
-------------------------------------------------------
SHORT-TERM INVESTMENTS (15.6%)
  Brown Brothers Harriman &
    Co., Cayman Islands
    Cash Sweep, 4.530%          6,244,873         6,245
  CSFB Enhanced Liquidity
    Portfolio, 5.518% (c)     133,547,804       133,548
                                             ----------
Total Short-Term
  Investments (Cost
  $139,793)                                     139,793
                                             ----------
Total Investments (Cost
  $752,500) (a) -- 111.9%                     1,004,731
Liabilities in excess of
  other assets -- (11.9)%                      (106,904)
                                             ----------
  Net Assets -- 100.0%                       $  897,827
                                             ==========

---------------

*    Non-income producing security.

(a)  Cost for federal income tax purposes is $773,554
     (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation...............   $246,431
      Unrealized Depreciation...............    (15,254)
                                               --------
      Unrealized Appreciation
        (Depreciation)......................   $231,177
                                               ========

(b) This security or a partial position of the security was on loan at September 30, 2006. The total value of securities on loan at September 30, 2006 in thousands was $127,552.

(c) This security was purchased with cash collateral held from securities lending.

(d)  Market value is less than one thousand dollars.

Cl   -- Class

PLC  -- Public Limited Company

Ser  -- Series

The investment concentrations for the International Equity Index Fund as a percentage of net assets, by industry, as of September 30, 2006, were as follows (unaudited):

Consumer Discretionary                            11.5%
Consumer Staples                                   5.5
Energy                                             6.5
Financials                                        30.0
Health Care                                        5.0
Industrials                                       10.5
Information Technology                             5.5
Materials                                          7.6
Short-Term Investments                            17.2
Telecommunication Services                         5.7
Utilities                                          6.9

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

LARGE CAP QUANTITATIVE EQUITY FUND

------------------------------------------------------
                                   Shares     Value($)
------------------------------------------------------
COMMON STOCKS (99.7%)
CONSUMER DISCRETIONARY (5.6%)
  Best Buy Co., Inc.                23,028       1,233
  Big Lots, Inc. *                  61,335       1,215
  Circuit City Stores, Inc.         49,750       1,249
  Coach, Inc. *                     36,685       1,262
  Dillard's, Inc., Cl A             37,387       1,224
  Johnson Controls, Inc.            17,270       1,239
  Kohl's Corp. *                    18,814       1,221
  McDonald's Corp.                  31,579       1,235
  McGraw-Hill Cos., Inc. (The)      21,849       1,269
  Newell Rubbermaid, Inc.           43,867       1,242
  Nordstrom, Inc.                   28,576       1,209
  Office Depot, Inc. *              30,725       1,220
  OfficeMax, Inc.                   30,493       1,242
  Omnicom Group, Inc.               13,314       1,246
  Sherwin-Williams Co. (The)        22,120       1,234
  Starbucks Corp. *                 36,534       1,244
                                              --------
                                                19,784
                                              --------
CONSUMER STAPLES (15.1%)
  Coca-Cola Enterprises, Inc.      365,932       7,622
  Costco Wholesale Corp.           152,746       7,588
  Pepsi Bottling Group, Inc.
    (The)                          214,650       7,620
  Procter & Gamble Co. (The)       122,839       7,614
  SUPERVALU, Inc.                  257,681       7,641
  Wal-Mart Stores, Inc.            153,203       7,556
  Walgreen Co.                     170,296       7,559
                                              --------
                                                53,200
                                              --------
ENERGY (7.6%)
  Anadarko Petroleum Corp.          87,397       3,831
  BJ Services Co.                  129,048       3,888
  ConocoPhillips                    64,513       3,840
  Marathon Oil Corp.                50,023       3,847
  Nabors Industries Ltd. *         129,779       3,861
  Sunoco, Inc.                      61,432       3,820
  Valero Energy Corp.               74,137       3,816
                                              --------
                                                26,903
                                              --------
FINANCIALS (39.4%)
  ACE Ltd.                         158,308       8,664
  Allstate Corp. (The)             138,985       8,719
  Ambac Financial Group, Inc.      105,430       8,724
  American International Group,
    Inc.                           131,736       8,729
  Bank of America Corp.            163,046       8,734
  Bear Stearns & Co., Inc.          62,595       8,771
  Chubb Corp. (The)                166,200       8,636
  Franklin Resources, Inc.          82,737       8,749

------------------------------------------------------
                                   Shares     Value($)
------------------------------------------------------
FINANCIALS--CONTINUED
  Genworth Financial, Inc., Cl A   248,332       8,694
  JPMorgan Chase & Co.             185,074       8,691
  Loews Corp.                      228,814       8,672
  MetLife, Inc.                    153,902       8,723
  Morgan Stanley                   119,822       8,736
  Regions Financial Corp.          235,350       8,659
  SAFECO Corp.                     148,182       8,732
  XL Capital Ltd., Cl A            126,431       8,686
                                              --------
                                               139,319
                                              --------
HEALTH CARE (6.9%)
  Abbott Laboratories               50,402       2,448
  AmerisourceBergen Corp.           54,132       2,447
  Amgen, Inc. *                     34,045       2,435
  Baxter International, Inc.        54,216       2,464
  Becton, Dickinson & Co.           35,100       2,480
  Express Scripts, Inc. *           32,268       2,436
  Merck & Co., Inc.                 57,915       2,427
  Stryker Corp.                     49,092       2,434
  UnitedHealth Group, Inc.          49,250       2,423
  WellPoint, Inc. *                 31,792       2,450
                                              --------
                                                24,444
                                              --------
INDUSTRIALS (13.9%)
  Caterpillar, Inc.                 67,379       4,434
  Cooper Industries Ltd., Cl A      52,752       4,496
  Cummins, Inc.                     37,161       4,431
  Lockheed Martin Corp.             52,278       4,499
  Northrop Grumman Corp.            65,606       4,466
  PACCAR, Inc.                      78,234       4,461
  Raytheon Co.                      93,267       4,478
  Ryder System, Inc.                84,084       4,345
  Southwest Airlines Co.           268,928       4,480
  Union Pacific Corp.               51,131       4,499
  Waste Management, Inc.           120,295       4,412
                                              --------
                                                49,001
                                              --------
INFORMATION TECHNOLOGY (8.7%)
  Agilent Technologies, Inc. *      66,841       2,185
  Apple Computer, Inc. *            28,625       2,205
  Applied Materials, Inc.          124,333       2,204
  BMC Software, Inc. *              79,068       2,152
  Ciena Corp. *                     80,473       2,193
  Cisco Systems, Inc. *             93,885       2,159
  Comverse Technology, Inc. *      102,723       2,202
  Convergys Corp. *                105,677       2,182
  Google, Inc., Cl A *               5,462       2,195
  Hewlett-Packard Co.               61,285       2,249
  Molex, Inc.                       56,135       2,188

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

LARGE CAP QUANTITATIVE EQUITY FUND -- CONCLUDED

------------------------------------------------------
                                   Shares     Value($)
------------------------------------------------------
INFORMATION TECHNOLOGY--CONTINUED
  Novell, Inc. *                   359,613       2,194
  Novellus Systems, Inc. *          79,268       2,193
  Oracle Corp. *                   122,536       2,174
                                              --------
                                                30,675
                                              --------
MATERIALS (2.5%)
  PPG Industries, Inc.              65,721       4,409
  Praxair, Inc.                     75,058       4,440
                                              --------
                                                 8,849
                                              --------
Total Common Stocks
  (Cost $338,780)                              352,175
                                              --------
MONEY MARKET (1.1%)
  STI Classic Institutional Cash
    Management Money Market Fund,
    5.240% (b)                     4,055,770     4,056
Total Money Market
  (Cost $4,056)                                  4,056
                                              --------
Total Investments
  (Cost $342,836) (a) -- 100.8%                356,231
Liabilities in excess of other
  assets -- (0.8)%                              (2,935)
                                              --------
Net Assets -- 100.0%                          $353,296
                                              ========

---------------

*  Non-income producing security.

(a)Cost for federal income tax purposes is $345,087
   (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation.................   $25,933
      Unrealized Depreciation.................   (14,789)
                                                 -------
      Unrealized Appreciation
        (Depreciation)........................   $11,144
                                                 =======

(b)Affiliate investment.

Cl -- Class

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

LARGE CAP RELATIVE VALUE FUND

-------------------------------------------------------
                                Shares        Value($)
-------------------------------------------------------
COMMON STOCKS (99.1%)
CONSUMER DISCRETIONARY (8.1%)
  Abercrombie & Fitch Co.,
    Cl A (b)                      275,000        19,107
  Advance Auto Parts, Inc.        350,000        11,529
  CBS Corp., Cl B                 800,000        22,536
  Lowe's Cos., Inc.               250,000         7,015
  NIKE, Inc., Cl B (b)            200,000        17,524
  Target Corp.                    150,000         8,288
  Time Warner, Inc.             1,500,000        27,345
  Walt Disney Co. (The) (b)       500,000        15,455
                                             ----------
                                                128,799
                                             ----------
CONSUMER STAPLES (12.1%)
  Anheuser-Busch Cos., Inc.       375,000        17,816
  Archer Daniels Midland
    Co.                           400,000        15,152
  ConAgra Foods, Inc.           1,000,000        24,480
  CVS Corp.                       500,000        16,060
  Diageo PLC ADR                  225,000        15,984
  General Mills, Inc.             450,000        25,469
  PepsiCo, Inc.                   150,000         9,789
  Procter & Gamble Co. (The)      275,000        17,045
  Unilever PLC ADR (b)            700,000        17,367
  Wal-Mart Stores, Inc.           500,000        24,660
  Wm. Wrigley Jr. Co. (b)         225,000        10,364
                                             ----------
                                                194,186
                                             ----------
ENERGY (9.9%)
  Baker Hughes, Inc. (b)          375,000        25,575
  Cameron International
    Corp. * (b)                   375,000        18,116
  Chevron Corp.                   525,000        34,051
  ConocoPhillips                  550,000        32,742
  CONSOL Energy, Inc.             700,000        22,211
  Exxon Mobil Corp.               370,000        24,827
                                             ----------
                                                157,522
                                             ----------
FINANCIALS (23.4%)
  American International
    Group, Inc.                   250,000        16,565
  Ameriprise Financial,
    Inc.                          500,000        23,450
  Bank of America Corp.           850,000        45,534
  Berkshire Hathaway, Inc.,
    Cl B * (b)                      6,500        20,631
  Cincinnati Financial
    Corp.                         325,000        15,620
  CIT Group, Inc.                 500,000        24,315
  Citigroup, Inc.                 800,000        39,736
  Genworth Financial, Inc.,
    Cl A                          500,000        17,505

-------------------------------------------------------
                                Shares        Value($)
-------------------------------------------------------
FINANCIALS--CONTINUED
  Goldman Sachs Group, Inc.
    (The) (b)                      75,000        12,688
  Morgan Stanley                  250,000        18,228
  New York Community
    Bancorp, Inc. (b)           1,200,000        19,656
  Principal Financial Group,
    Inc. (b)                      375,000        20,355
  State Street Corp.              225,000        14,040
  U.S. Bancorp                    550,000        18,271
  UBS AG ADR                      400,000        23,724
  Wachovia Corp. (b)              350,000        19,530
  Wells Fargo & Co. (b)           650,000        23,517
                                             ----------
                                                373,365
                                             ----------
HEALTH CARE (11.8%)
  Abbott Laboratories             300,000        14,568
  Amgen, Inc. * (b)               300,000        21,459
  Becton, Dickinson & Co.         250,000        17,668
  Boston Scientific Corp. *     1,000,000        14,790
  Bristol-Myers Squibb Co.        650,000        16,198
  Eli Lilly & Co.                 500,000        28,500
  Johnson & Johnson               250,000        16,235
  Medtronic, Inc.                 450,000        20,898
  Pfizer, Inc.                  1,350,000        38,286
                                             ----------
                                                188,602
                                             ----------
INDUSTRIALS (10.9%)
  3M Co.                          350,000        26,047
  Dover Corp.                     400,000        18,976
  Emerson Electric Co.            200,000        16,772
  General Electric Co.            900,000        31,770
  Goodrich Corp.                  550,000        22,286
  Illinois Tool Works, Inc.       350,000        15,715
  Ingersoll-Rand Co. Ltd.,
    Cl A (b)                      600,000        22,788
  R.R. Donnelley & Sons Co.       625,000        20,600
                                             ----------
                                                174,954
                                             ----------
INFORMATION TECHNOLOGY (11.9%)
  Accenture Ltd., Cl A            700,000        22,197
  Agilent Technologies, Inc.
    * (b)                         400,000        13,076
  Applied Materials, Inc.       1,000,000        17,730
  Cisco Systems, Inc. *           700,000        16,100
  First Data Corp.                500,000        21,000
  Fiserv, Inc. *                  271,000        12,761
  Hewlett-Packard Co.             400,000        14,676
  Intel Corp. (b)               1,000,000        20,570
  Microsoft Corp.                 700,000        19,131

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

LARGE CAP RELATIVE VALUE FUND -- CONCLUDED

-------------------------------------------------------
                                Shares        Value($)
-------------------------------------------------------
INFORMATION TECHNOLOGY--CONTINUED
  Nokia Corp. ADR               1,000,000        19,690
  Texas Instruments, Inc.         400,000        13,300
                                             ----------
                                                190,231
                                             ----------
MATERIALS (3.4%)
  E.I. du Pont de Nemours &
    Co. (b)                       400,000        17,136
  Praxair, Inc.                   270,000        15,973
  Sonoco Products Co.             625,000        21,025
                                             ----------
                                                 54,134
                                             ----------
TELECOMMUNICATION SERVICES (3.6%)
  ALLTEL Corp.                    425,000        23,587
  BellSouth Corp.                 425,000        18,169
  Vodafone Group PLC ADR (b)      700,000        16,002
                                             ----------
                                                 57,758
                                             ----------
UTILITIES (4.0%)
  Edison International            600,000        24,983
  Entergy Corp. (b)               250,000        19,558
  Exelon Corp.                    250,000        15,135
  SCANA Corp. (b)                 125,000         5,034
                                             ----------
                                                 64,710
                                             ----------
Total Common Stocks (Cost
  $1,295,231)                                 1,584,261
                                             ----------
SHORT-TERM INVESTMENT (8.9%)
CSFB Enhanced Liquidity
  Portfolio, 5.518% (c)       143,063,260       143,063
                                             ----------
Total Short-Term Investment
  (Cost $143,063)                               143,063
                                             ----------
MONEY MARKET (0.1%)
  STI Classic Institutional
    Cash Management Money
    Market Fund, 5.240% (d)       831,668           832
                                             ----------
Total Money Market
  (Cost $832)                                       832
                                             ----------

-------------------------------------------------------
                                Shares        Value($)
-------------------------------------------------------
Total Investments
  (Cost $1,439,126) (a) --
  108.1%                                      1,728,156
Liabilities in excess of
  other assets -- (8.1)%                       (129,644)
                                             ----------
Net Assets -- 100.0%                         $1,598,512
                                             ==========

---------------

*  Non-income producing security.

(a)Cost for federal income tax purposes is $1,442,594
   (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation................   $300,947
      Unrealized Depreciation................    (15,385)
                                                --------
      Unrealized Appreciation
        (Depreciation).......................   $285,562
                                                ========

(b)This security or a partial position of the security was on loan at September 30, 2006. The total value of securities on loan at September 30, 2006 in thousands was $138,299.

(c)This security was purchased with cash collateral held from securities lending.

(d)Affiliate investment.

ADR   -- American Depository Receipt

Cl    -- Class

PLC   -- Public Limited Company

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

LARGE CAP VALUE EQUITY FUND

-------------------------------------------------------
                                Shares        Value($)
-------------------------------------------------------
COMMON STOCKS (95.0%)
CONSUMER DISCRETIONARY (6.6%)
  Advance Auto Parts, Inc.        254,933         8,397
  Borders Group, Inc.             347,140         7,082
  Foot Locker, Inc.               279,400         7,055
  New York Times Co. (The),
    Cl A (b)                      334,000         7,675
  OSI Restaurant Partners,
    Inc. (b)                      164,013         5,201
  Target Corp. (b)                165,250         9,131
  Time Warner, Inc. (b)           453,500         8,267
  Williams-Sonoma, Inc. (b)       221,150         7,163
                                             ----------
                                                 59,971
                                             ----------
CONSUMER STAPLES (8.3%)
  Alberto-Culver Co.              128,728         6,512
  Colgate-Palmolive Co.           256,600        15,935
  Hershey Co. (The) (b)           148,350         7,929
  PepsiCo, Inc.                   255,600        16,680
  Procter & Gamble Co. (The)      329,050        20,396
  Sara Lee Corp.                  510,900         8,210
                                             ----------
                                                 75,662
                                             ----------
ENERGY (10.4%)
  Arch Coal, Inc.                 173,650         5,020
  Chevron Corp.                   287,250        18,631
  ConocoPhillips                  317,500        18,901
  Exxon Mobil Corp.               377,300        25,316
  Marathon Oil Corp.              251,400        19,333
  Questar Corp.                    84,500         6,910
                                             ----------
                                                 94,111
                                             ----------
FINANCIALS (27.5%)
  American International
    Group, Inc.                   234,450        15,535
  Astoria Financial Corp.         240,125         7,401
  Bank of America Corp.           430,850        23,082
  Bank of New York Co., Inc.
    (The) (b)                     215,008         7,581
  BB&T Corp. (b)                  329,200        14,412
  Bear Stearns & Co., Inc.         57,200         8,014
  CIT Group, Inc.                 164,700         8,009
  Citigroup, Inc.                 521,729        25,915
  Colonial BancGroup, Inc.
    (The)                         287,750         7,050
  Genworth Financial, Inc.,
    Cl A                          222,600         7,793
  Hartford Financial
    Services Group, Inc.
    (The)                          89,500         7,764
  JPMorgan Chase & Co.            241,616        11,346

-------------------------------------------------------
                                Shares        Value($)
-------------------------------------------------------
FINANCIALS--CONTINUED
  Legg Mason, Inc.                 91,050         9,183
  Lincoln National Corp. (b)       73,700         4,575
  Merrill Lynch & Co., Inc.
    (b)                           102,500         8,018
  Morgan Stanley                  110,608         8,064
  Northern Trust Corp.            131,100         7,660
  U.S. Bancorp                    439,050        14,585
  UCBH Holdings, Inc.             288,400         5,035
  Wachovia Corp. (b)              353,050        19,700
  Washington Mutual, Inc.
    (b)                           333,650        14,504
  Willis Group Holdings
    Ltd.                          119,036         4,523
  XL Capital Ltd., Cl A           145,850        10,020
                                             ----------
                                                249,769
                                             ----------
HEALTH CARE (8.1%)
  Cooper Companies, Inc.
    (The) (b)                     127,850         6,840
  Health Management
    Associates, Inc., Cl A        334,450         6,990
  Johnson & Johnson (b)           257,600        16,729
  PerkinElmer, Inc.               232,646         4,404
  Pfizer, Inc.                    771,850        21,889
  Wyeth                           327,750        16,663
                                             ----------
                                                 73,515
                                             ----------
INDUSTRIALS (14.4%)
  3M Co.                          132,500         9,861
  Con-way, Inc.                   105,050         4,708
  Cooper Industries Ltd., Cl
    A                              78,550         6,694
  Emerson Electric Co.             88,152         7,392
  General Electric Co.            758,850        26,786
  Honeywell International,
    Inc.                          157,100         6,425
  Illinois Tool Works, Inc.       384,400        17,260
  ITT Industries, Inc.            198,376        10,171
  Pentair, Inc.                   241,200         6,317
  R.R. Donnelley & Sons Co.       229,900         7,578
  Rockwell Automation, Inc.        88,350         5,133
  Union Pacific Corp.             120,700        10,622
  W.W. Grainger, Inc. (b)         104,350         6,994
  Wabtec Corp.                    187,200         5,079
                                             ----------
                                                131,020
                                             ----------
INFORMATION TECHNOLOGY (4.6%)
  Analog Devices, Inc.            275,600         8,100
  Diebold, Inc. (b)               185,478         8,074
  First Data Corp.                183,200         7,694
  Harris Corp.                    109,525         4,873

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

LARGE CAP VALUE EQUITY FUND -- CONCLUDED

-------------------------------------------------------
                                Shares        Value($)
-------------------------------------------------------
INFORMATION TECHNOLOGY--CONTINUED
  Jack Henry & Associates,
    Inc. (b)                      257,115         5,597
  Maxim Integrated Products,
    Inc. (b)                      256,900         7,211
                                             ----------
                                                 41,549
                                             ----------
MATERIALS (4.1%)
  Alcoa, Inc.                     168,050         4,712
  Dow Chemical Co. (The)          177,850         6,933
  E.I. du Pont de Nemours &
    Co. (b)                       186,750         8,000
  Martin Marietta Materials,
    Inc.                           59,400         5,026
  Praxair, Inc.                   138,900         8,217
  Weyerhaeuser Co.                 77,550         4,772
                                             ----------
                                                 37,660
                                             ----------
TELECOMMUNICATION SERVICES (5.9%)
  ALLTEL Corp.                    184,336        10,231
  AT&T, Inc. (b)                  433,900        14,128
  Sprint Nextel Corp. (b)         535,950         9,192
  Verizon Communications,
    Inc.                          402,610        14,948
  Windstream Corp.                408,393         5,387
                                             ----------
                                                 53,886
                                             ----------
UTILITIES (5.1%)
  Dominion Resources, Inc.
    (b)                           151,068        11,555
  Duke Energy Corp.               339,356        10,249
  Entergy Corp.                   163,250        12,771
  PPL Corp. (b)                   350,344        11,526
                                             ----------
                                                 46,101
                                             ----------
Total Common Stocks
  (Cost $762,241)                               863,244
                                             ----------
SHORT-TERM INVESTMENT (12.7%)
  CSFB Enhanced Liquidity
    Portfolio, 5.518% (c)     115,837,442       115,837
                                             ----------
Total Short-Term Investment
  (Cost $115,837)                               115,837
                                             ----------

-------------------------------------------------------
                                Shares        Value($)
-------------------------------------------------------
MONEY MARKET (4.9%)
  STI Classic Institutional
    Cash Management Money
    Market Fund, 5.240% (d)    44,535,907        44,536
                                             ----------
Total Money Market (Cost
  $44,536)                                       44,536
                                             ----------
Total Investments (Cost
  $922,614) (a) -- 112.6%                     1,023,617
Liabilities in excess of
  other assets -- (12.6)%                      (114,833)
                                             ----------
Net Assets -- 100.0%                         $  908,784
                                             ==========

---------------

(a)Cost for federal income tax purposes is $923,660
   (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation.................   $110,749
      Unrealized Depreciation.................    (10,792)
                                                 --------
      Unrealized Appreciation
        (Depreciation)........................   $ 99,957
                                                 ========

(b)This security or a partial position of the security was on loan at September 30, 2006. The total value of securities on loan at September 30, 2006 in thousands was $115,358.

(c)This security was purchased with cash collateral held from securities lending.

(d)Affiliate investment.

Cl -- Class

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

MID-CAP EQUITY FUND

-------------------------------------------------------
                                  Shares       Value($)
-------------------------------------------------------
COMMON STOCKS (99.1%)
CONSUMER DISCRETIONARY (16.1%)
  Abercrombie & Fitch Co., Cl
    A (b)                            56,093       3,897
  American Eagle Outfitters,
    Inc.                             65,329       2,863
  AnnTaylor Stores Corp. *           84,705       3,546
  Black & Decker Corp. (The)         43,969       3,489
  Brinker International, Inc.
    (b)                              89,450       3,586
  CBS Corp., Cl B                   111,772       3,149
  Darden Restaurants, Inc. (b)       58,950       2,504
  Dillard's, Inc., Cl A (b)         141,109       4,618
  DIRECTV Group, Inc. (The) *       126,378       2,487
  Hilton Hotels Corp.               133,557       3,720
  J.C. Penney Co., Inc. (b)          64,828       4,434
  Limited Brands, Inc.              107,114       2,837
  Liz Claiborne, Inc.                80,437       3,178
  Mattel, Inc.                      161,017       3,172
  Men's Wearhouse, Inc. (The)
    (b)                              88,450       3,291
  Nordstrom, Inc. (b)                66,848       2,828
  Office Depot, Inc. *               53,242       2,114
  Omnicom Group, Inc. (b)            34,507       3,230
  Whirlpool Corp. (b)                28,789       2,421
                                               --------
                                                 61,364
                                               --------
CONSUMER STAPLES (6.9%)
  Church & Dwight Co., Inc.          52,599       2,057
  Corn Products International,
    Inc.                             83,657       2,722
  Del Monte Foods Co. (b)           263,980       2,759
  General Mills, Inc.                54,031       3,058
  J. M. Smucker Co. (The) (b)        66,665       3,197
  Kroger Co. (The)                  140,089       3,242
  Pepsi Bottling Group, Inc.
    (The)                           154,296       5,477
  Reynolds American, Inc. (b)        60,313       3,737
                                               --------
                                                 26,249
                                               --------
ENERGY (6.2%)
  Cameron International Corp.
    * (b)                            73,901       3,570
  Chesapeake Energy Corp. (b)        98,520       2,855
  Diamond Offshore Drilling,
    Inc.                             42,622       3,085
  Murphy Oil Corp.                   62,649       2,979
  Noble Energy, Inc.                 82,325       3,753

-------------------------------------------------------
                                  Shares       Value($)
-------------------------------------------------------
ENERGY--CONTINUED
  Pogo Producing Co. (b)             46,922       1,921
  Tesoro Corp.                       48,990       2,840
  Tidewater, Inc. (b)                57,921       2,560
                                               --------
                                                 23,563
                                               --------
FINANCIALS (22.3%)
  A.G. Edwards, Inc.                 61,779       3,292
  AMB Property Corp. REIT            45,553       2,510
  Ambac Financial Group, Inc.        46,766       3,870
  American Financial Group,
    Inc.                             75,625       3,549
  Ameriprise Financial, Inc.         42,422       1,990
  Arch Capital Group Ltd. *          57,920       3,677
  Archstone-Smith Trust REIT         52,804       2,875
  Assurant, Inc.                     56,584       3,022
  BRE Properties, Inc., Cl A
    REIT                             50,729       3,030
  CB Richard Ellis Group, Inc.
    Cl A *                          105,303       2,590
  CIT Group, Inc.                    81,422       3,960
  Comerica, Inc.                     36,768       2,093
  E*TRADE Financial Corp. *          85,321       2,041
  FelCor Lodging Trust, Inc.
    REIT                             78,735       1,579
  Fidelity National Title
    Group, Inc., Cl A (b)            71,770       1,504
  First Marblehead Corp. (The)
    (b)                              27,060       1,874
  HCC Insurance Holdings,
    Inc.                             79,005       2,598
  Host Hotels & Resorts, Inc.
    REIT                            151,796       3,481
  IndyMac Bancorp, Inc. (b)          22,806         939
  IStar Financial, Inc. REIT
    (b)                              32,046       1,336
  Jones Lang LaSalle, Inc.           42,777       3,657
  KeyCorp                            96,589       3,616
  MGIC Investment Corp.              69,428       4,164
  National Retail Properties,
    Inc. REIT                        83,802       1,810
  PMI Group, Inc. (The)              93,389       4,091
  ProLogis REIT (b)                  84,204       4,805
  Radian Group, Inc.                 64,284       3,857
  Raymond James Financial,
    Inc.                            116,653       3,411
  SL Green Realty Corp. REIT         21,925       2,449
  Transatlantic Holdings,
    Inc.                             31,252       1,888
                                               --------
                                                 85,558
                                               --------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

MID-CAP EQUITY FUND -- CONTINUED

-------------------------------------------------------
                                  Shares       Value($)
-------------------------------------------------------
HEALTH CARE (9.7%)
  Applera Corp.-Applied
    Biosystems Group                 97,045       3,213
  Becton, Dickinson & Co.            57,274       4,048
  Caremark Rx, Inc.                  51,385       2,912
  Dade Behring Holdings, Inc.        65,494       2,630
  Henry Schein, Inc. * (b)           54,929       2,754
  Laboratory Corp. of America
    Holdings *                       55,863       3,663
  Millipore Corp. * (b)              47,534       2,914
  Quest Diagnostics, Inc.            61,292       3,749
  Thermo Electron Corp. * (b)       114,532       4,504
  Universal Health Services,
    Inc., Cl B                       62,242       3,730
  WellCare Health Plans, Inc.
    * (b)                            53,209       3,013
                                               --------
                                                 37,130
                                               --------
INDUSTRIALS (10.1%)
  Alaska Air Group, Inc. *           68,159       2,593
  Copart, Inc. *                    118,747       3,348
  Covanta Holding Corp. * (b)       140,449       3,024
  Crane Co.                          79,983       3,343
  CSX Corp.                          79,941       2,624
  Curtiss-Wright Corp.               81,601       2,477
  Eaton Corp.                        40,408       2,782
  Ingersoll-Rand Co. Ltd., Cl
    A                                78,808       2,993
  L-3 Communications Holdings,
    Inc.                             25,982       2,035
  Mettler Toledo
    International, Inc. *            37,864       2,505
  PACCAR, Inc. (b)                   53,674       3,060
  Ryder System, Inc.                 43,957       2,272
  Sotheby's Holdings, Inc., Cl
    A (b)                            88,564       2,855
  Timken Co. (The) (b)               83,621       2,490
                                               --------
                                                 38,401
                                               --------
INFORMATION TECHNOLOGY (12.6%)
  Acxiom Corp.                      115,036       2,837
  Autodesk, Inc. *                   48,071       1,672
  AVX Corp. (b)                     117,565       2,080
  BMC Software, Inc. * (b)          136,124       3,704
  Cadence Design Systems, Inc.
    * (b)                           170,816       2,897
  Convergys Corp. *                 148,150       3,059
  Electronic Data Systems
    Corp. (b)                       121,559       2,981
  Integrated Device
    Technology, Inc. * (b)           74,320       1,194

-------------------------------------------------------
                                  Shares       Value($)
-------------------------------------------------------
INFORMATION TECHNOLOGY--CONTINUED
  Lexmark International, Inc.,
    Cl A * (b)                       47,316       2,728
  LSI Logic Corp. *                 294,471       2,421
  Micron Technology, Inc. *
    (b)                             124,808       2,172
  National Semiconductor
    Corp.                           139,994       3,294
  NCR Corp. * (b)                    92,229       3,641
  Novellus Systems, Inc. * (b)       59,925       1,658
  Sabre Holdings Corp., Cl A        121,944       2,852
  Sybase, Inc. * (b)                128,003       3,103
  Vishay Intertechnology, Inc.
    * (b)                           203,062       2,851
  Xerox Corp. *                     189,804       2,953
                                               --------
                                                 48,097
                                               --------
MATERIALS (4.5%)
  Air Products & Chemicals,
    Inc.                             15,701       1,042
  Albemarle Corp. (b)                33,797       1,836
  FMC Corp.                          39,304       2,518
  H.B. Fuller Co.                    81,503       1,910
  Lyondell Chemical Co. (b)         103,864       2,636
  Sensient Technologies Corp.        58,643       1,148
  Steel Dynamics, Inc.               30,136       1,520
  Temple-Inland, Inc. (b)            65,690       2,634
  United States Steel Corp.          33,030       1,905
                                               --------
                                                 17,149
                                               --------
TELECOMMUNICATION SERVICES (1.8%)
  American Tower Corp., Cl A *
    (b)                              56,574       2,065
  Qwest Communications
    International, Inc. * (b)       401,546       3,502
  Telephone & Data Systems,
    Inc.                             29,204       1,229
                                               --------
                                                  6,796
                                               --------
UTILITIES (8.9%)
  AES Corp. (The) * (b)             163,825       3,340
  AGL Resources, Inc.                56,723       2,070
  Alliant Energy Corp.              116,067       4,147
  American Electric Power Co.,
    Inc. (b)                         96,802       3,521
  FirstEnergy Corp.                  60,242       3,365
  Great Plains Energy, Inc.
    (b)                              78,490       2,435
  MDU Resources Group, Inc.
    (b)                             112,933       2,523
  National Fuel Gas Co.              48,523       1,764

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

MID-CAP EQUITY FUND -- CONCLUDED

-------------------------------------------------------
                                  Shares       Value($)
-------------------------------------------------------
UTILITIES--CONTINUED
  OGE Energy Corp. (b)               99,566       3,595
  PG&E Corp. (b)                    109,919       4,578
  Puget Energy, Inc.                112,218       2,551
                                               --------
                                                 33,889
                                               --------
Total Common Stocks (Cost
  $346,247)                                     378,196
                                               --------
SHORT-TERM INVESTMENT (19.5%)
  CSFB Enhanced Liquidity
    Portfolio, 5.518% (c)        74,463,899      74,464
                                               --------
Total Short-Term Investment
  (Cost $74,464)                                 74,464
                                               --------
Total Investments (Cost
  $420,711) (a) -- 118.6%                       452,660
Liabilities in excess of other
  assets -- (18.6)%                             (71,101)
                                               --------
Net Assets -- 100.0%                           $381,559
                                               ========

---------------

*  Non-income producing security.

(a)Cost for federal income tax purposes is $424,618
   (amount in thousands). Unrealized appreciation/
   (depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation..................   $32,218
      Unrealized Depreciation..................    (4,176)
                                                  -------
      Unrealized Appreciation (Depreciation)...   $28,042
                                                  =======

(b)This security or a partial position of the security was on loan at September 30, 2006. The total value of securities on loan at September 30, 2006 in thousands was $71,316.

(c)This security was purchased with cash collateral held from securities lending.

Cl    -- Class

REIT  -- Real Estate Investment Trust

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

MID-CAP VALUE EQUITY FUND

--------------------------------------------------------
                                    Shares      Value($)
--------------------------------------------------------
COMMON STOCKS (96.4%)
CONSUMER DISCRETIONARY (11.8%)
  Advance Auto Parts, Inc.          116,900        3,851
  American Greetings Corp., Cl A
    (b)                             112,060        2,591
  Borders Group, Inc.               198,900        4,058
  Foot Locker, Inc.                 120,400        3,040
  KB Home (b)                        47,200        2,067
  New York Times Co. (The), Cl A
    (b)                             112,300        2,581
  OSI Restaurant Partners, Inc.
    (b)                              66,900        2,121
  Royal Caribbean Cruises Ltd.       56,300        2,185
  Standard Pacific Corp. (b)         94,000        2,209
  Williams-Sonoma, Inc.              90,400        2,928
  YUM! Brands, Inc.                  42,400        2,207
                                                --------
                                                  29,838
                                                --------
CONSUMER STAPLES (6.8%)
  Fomento Economico Mexicano SA
    ADR                              20,500        1,987
  Hershey Co. (The)                  70,200        3,752
  J. M. Smucker Co. (The)            32,000        1,534
  Kroger Co. (The)                  111,700        2,585
  Sara Lee Corp.                    255,300        4,104
  SUPERVALU, Inc.                   107,700        3,193
                                                --------
                                                  17,155
                                                --------
ENERGY (8.1%)
  CHC Helicopter Corp., Cl A        103,089        2,038
  Chesapeake Energy Corp. (b)        82,700        2,397
  Hess Corp. (b)                    103,200        4,275
  Pogo Producing Co.                109,600        4,488
  Questar Corp.                      34,300        2,805
  Sunoco, Inc.                       73,200        4,551
                                                --------
                                                  20,554
                                                --------
FINANCIALS (23.1%)
  Alliancebernstein Holding LP
    (b)                              32,400        2,235
  Annaly Mortgage Management,
    Inc.                            291,300        3,828
  Aspen Insurance Holdings Ltd.      84,100        2,172
  Astoria Financial Corp.            73,800        2,275
  BankUnited Financial Corp., Cl
    A                               171,440        4,469
  CIT Group, Inc.                    93,700        4,557
  Colonial BancGroup, Inc. (The)     83,800        2,053
  Comerica, Inc.                     63,900        3,637
  Developers Diversified Realty
    Corp. REIT                       25,300        1,411
  FirstMerit Corp.                   82,300        1,907

--------------------------------------------------------
                                    Shares      Value($)
--------------------------------------------------------
FINANCIALS--CONTINUED
  Lazard Ltd., Cl A (b)             125,900        5,032
  Legg Mason, Inc.                   49,200        4,962
  Lincoln National Corp. (b)         34,800        2,160
  Protective Life Corp.              72,300        3,308
  South Financial Group, Inc.
    (The) (b)                        93,000        2,421
  Trustreet Properties, Inc. REIT
    (b)                             366,100        4,580
  UCBH Holdings, Inc.               141,300        2,467
  Willis Group Holdings Ltd.         49,700        1,889
  XL Capital Ltd., Cl A (b)          48,900        3,359
                                                --------
                                                  58,722
                                                --------
HEALTH CARE (3.9%)
  Cooper Cos., Inc. (The) (b)        71,000        3,799
  Health Management Associates,
    Inc., Cl A                      149,700        3,129
  PerkinElmer, Inc.                 156,600        2,964
                                                --------
                                                   9,892
                                                --------
INDUSTRIALS (14.7%)
  Cooper Industries Ltd., Cl A       34,700        2,957
  ITT Industries, Inc.               75,400        3,866
  L-3 Communications Holdings,
    Inc.                             56,248        4,406
  Macquarie Infrastructure Co.
    Trust                            85,149        2,655
  Pentair, Inc.                     200,400        5,248
  R.R. Donnelley & Sons Co.         174,852        5,764
  Rockwell Automation, Inc.          94,100        5,467
  SkyWest, Inc.                     180,600        4,428
  UTI Worldwide, Inc. (b)            92,699        2,593
                                                --------
                                                  37,384
                                                --------
INFORMATION TECHNOLOGY (8.2%)
  Analog Devices, Inc.              115,300        3,389
  Black Box Corp.                   122,200        4,757
  CDW Corp.                          33,600        2,072
  Diebold, Inc.                     106,808        4,649
  Electronic Data Systems Corp.     117,500        2,881
  Maxim Integrated Products,
    Inc.                            104,700        2,939
                                                --------
                                                  20,687
                                                --------
MATERIALS (10.2%)
  Air Products & Chemicals, Inc.     71,600        4,752
  Ball Corp.                        105,200        4,255
  Foundation Coal Holdings, Inc.    232,555        7,529
  International Flavors &
    Fragrances, Inc.                 48,800        1,930

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

MID-CAP VALUE EQUITY FUND -- CONCLUDED

--------------------------------------------------------
                                    Shares      Value($)
--------------------------------------------------------
MATERIALS--CONTINUED
  Valspar Corp. (The)                53,698        1,428
  Vulcan Materials Co.               36,300        2,840
  Weyerhaeuser Co.                   51,300        3,156
                                                --------
                                                  25,890
                                                --------
TELECOMMUNICATION SERVICES (1.1%)
  Windstream Corp.                  214,400        2,828
                                                --------
UTILITIES (8.5%)
  Ameren Corp. (b)                   80,700        4,260
  Constellation Energy Group,
    Inc.                             27,800        1,646
  Edison International              143,400        5,972
  Entergy Corp.                      54,100        4,232
  Public Service Enterprise
    Group, Inc.                      41,500        2,539
  WPS Resources Corp.                59,200        2,938
                                                --------
                                                  21,587
                                                --------
Total Common Stocks
  (Cost $239,680)                                244,537
                                                --------
SHORT-TERM INVESTMENT (15.5%)
  CSFB Enhanced Liquidity
    Portfolio, 5.518% (c)          39,409,922     39,410
                                                --------
Total Short-Term Investment
  (Cost $39,410)                                  39,410
                                                --------

--------------------------------------------------------
                                    Shares      Value($)
--------------------------------------------------------
MONEY MARKET (3.9%)
  STI Classic Institutional Cash
    Management Money Market Fund,
    5.240% (d)                     9,813,297       9,813
Total Money Market
  (Cost $9,813)                                    9,813
                                                --------
Total Investments
  (Cost $288,903) (a) -- 115.8%                  293,760
Liabilities in excess of other
  assets -- (15.8)%                              (40,111)
                                                --------
Net Assets -- 100.0%                            $253,649
                                                ========

---------------

(a)Cost for federal income tax purposes is $289,278
   (amount in thousands). Unrealized appreciation/
   (depreciation) on a tax basis is as follows (amounts in thousands):

       Unrealized Appreciation................   $13,490
       Unrealized Depreciation................    (9,008)
                                                 -------
       Unrealized Appreciation
         (Depreciation).......................   $ 4,482
                                                 =======

(b)This security or a partial position of the security was on loan at September 30, 2006. The total value of securities on loan at September 30, 2006 in thousands was $38,070.

(c)This security was purchased with cash collateral held from securities lending.

(d)Affiliate investment.

ADR   -- American Depository Receipt

Cl    -- Class

LP    -- Limited Partnership

REIT  -- Real Estate Investment Trust

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

QUALITY GROWTH STOCK FUND

-------------------------------------------------------
                                  Shares       Value($)
-------------------------------------------------------
COMMON STOCKS (98.2%)
CONSUMER DISCRETIONARY (8.8%)
  Best Buy Co., Inc.                 23,000       1,232
  Johnson Controls, Inc.             17,000       1,220
  Lowe's Cos., Inc.                  47,000       1,319
  Staples, Inc. (b)                  91,500       2,225
  TJX Cos., Inc. (The)               61,000       1,710
                                               --------
                                                  7,706
                                               --------
CONSUMER STAPLES (10.0%)
  Colgate-Palmolive Co.              33,000       2,049
  CVS Corp.                          36,000       1,156
  PepsiCo, Inc.                      39,000       2,546
  Procter & Gamble Co. (The)         11,000         682
  Wal-Mart Stores, Inc.              46,884       2,312
                                               --------
                                                  8,745
                                               --------
ENERGY (8.6%)
  Anadarko Petroleum Corp.           23,000       1,008
  Apache Corp.                       15,250         964
  BJ Services Co.                    35,000       1,055
  Chevron Corp.                      24,000       1,557
  Exxon Mobil Corp.                  44,000       2,951
                                               --------
                                                  7,535
                                               --------
FINANCIALS (23.7%)
  American Express Co.               19,180       1,076
  American International
    Group, Inc.                      27,000       1,789
  Bank of America Corp.              45,000       2,410
  Capital One Financial Corp.
    (b)                              10,000         787
  Chubb Corp. (The)                  29,000       1,507
  Citigroup, Inc.                    30,000       1,490
  Goldman Sachs Group, Inc.
    (The)                             6,000       1,015
  JPMorgan Chase & Co.               50,000       2,348
  Legg Mason, Inc.                   15,000       1,513
  Lincoln National Corp. (b)         29,000       1,800
  Merrill Lynch & Co., Inc.          20,000       1,564
  MGIC Investment Corp.              14,000         840
  Prudential Financial, Inc.         11,000         839
  St. Paul Travelers Cos.,
    Inc. (The)                       36,000       1,688
                                               --------
                                                 20,666
                                               --------
HEALTH CARE (12.4%)
  Amgen, Inc. *                      24,000       1,717

-------------------------------------------------------
                                  Shares       Value($)
-------------------------------------------------------
HEALTH CARE--CONTINUED
  Becton, Dickinson & Co.             3,000         212
  Coventry Health Care, Inc. *       20,000       1,030
  Medtronic, Inc.                    29,063       1,350
  Pfizer, Inc.                       95,000       2,695
  Quest Diagnostics, Inc. (b)         7,000         428
  Stryker Corp. (b)                  31,000       1,537
  WellPoint, Inc. *                  24,000       1,849
                                               --------
                                                 10,818
                                               --------
INDUSTRIALS (9.5%)
  Danaher Corp.                      16,000       1,099
  General Dynamics Corp.             15,000       1,075
  General Electric Co.               80,844       2,854
  J. B. Hunt Transport
    Services, Inc.                   23,000         478
  Rockwell Collins, Inc.             24,000       1,316
  Waste Management, Inc.             40,000       1,467
                                               --------
                                                  8,289
                                               --------
INFORMATION TECHNOLOGY (18.6%)
  CheckFree Corp. * (b)               5,000         207
  Cisco Systems, Inc. *             110,000       2,530
  Cognizant Technology
    Solutions Corp., Cl A *          16,000       1,185
  Google, Inc., Cl A *                2,000         804
  Hewlett-Packard Co.                31,000       1,137
  Intel Corp.                        62,086       1,277
  International Business
    Machines Corp.                   21,000       1,721
  Intersil Corp., Cl A               37,000         908
  Jabil Circuit, Inc. (b)            28,000         800
  Microsoft Corp.                    69,056       1,887
  Oracle Corp. *                     93,808       1,664
  QUALCOMM, Inc.                     31,000       1,127
  Texas Instruments, Inc. (b)        30,000         998
                                               --------
                                                 16,245
                                               --------
MATERIALS (3.0%)
  Praxair, Inc.                      44,000       2,603
                                               --------
TELECOMMUNICATION SERVICES (1.8%)
  AT&T, Inc. (b)                     47,000       1,530
                                               --------
UTILITIES (1.8%)
  Dominion Resources, Inc.           20,000       1,530
                                               --------
Total Common Stocks (Cost
  $69,231)                                       85,667
                                               --------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

QUALITY GROWTH STOCK FUND -- CONCLUDED

-------------------------------------------------------
                                  Shares       Value($)
-------------------------------------------------------
WARRANTS (0.0%)
INFORMATION TECHNOLOGY (0.0%)
  Lucent Technologies, Inc. *        22,693           4
                                               --------
Total Warrants
  (Cost $0)                                           4
                                               --------
SHORT-TERM INVESTMENT (8.2%)
  CSFB Enhanced Liquidity
    Portfolio, 5.518% (c)         7,149,250       7,149
                                               --------
Total Short-Term Investment
  (Cost $7,149)                                   7,149
                                               --------
MONEY MARKET (2.2%)
  STI Classic Institutional
    Cash
    Management Money Market
    Fund, 5.240% (d)              1,907,011       1,907
                                               --------
Total Money Market (Cost
  $1,907)                                         1,907
                                               --------
Total Investments (Cost
  $78,287) (a) -- 108.6%                         94,727
Liabilities in excess of other
  assets -- (8.6)%                               (7,495)
                                               --------
Net Assets -- 100.0%                           $ 87,232
                                               ========

---------------

*  Non-income producing security.

(a)Cost for federal income tax purposes is $78,431 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation..................   $17,556
      Unrealized Depreciation..................    (1,260)
                                                  -------
      Unrealized Appreciation (Depreciation)...   $16,296
                                                  =======

(b)This security or a partial position of the security was on loan at September 30, 2006. The total value of securities on loan at September 30, 2006 in thousands was $6,887.

(c)This security was purchased with cash collateral held from securities lending.

(d)Affiliate investment.

Cl  -- Class

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

SMALL CAP GROWTH STOCK FUND

-------------------------------------------------------
                                Shares        Value($)
-------------------------------------------------------
COMMON STOCKS (96.9%)
CONSUMER DISCRETIONARY (15.0%)
  Aaron Rents, Inc. (b)           224,228         5,153
  Aeropostale, Inc. *             239,638         7,005
  bebe stores, Inc. (b)           401,973         9,960
  Carter's, Inc. * (b)            205,771         5,430
  Casual Male Retail Group,
    Inc. * (b)                    421,116         5,782
  Cavco Industries, Inc. *          4,255           134
  CBRL Group, Inc. (b)            148,347         5,998
  Charlotte Russe Holding,
    Inc. *                        157,917         4,349
  Children's Place Retail
    Stores, Inc. (The) *
    (b)                            71,503         4,578
  Christopher & Banks
    Corp.                         253,627         7,477
  Coldwater Creek, Inc. *
    (b)                           287,123         8,257
  Conn's, Inc. * (b)              291,644         6,087
  Crocs, Inc. * (b)               136,541         4,636
  Dick's Sporting Goods,
    Inc. * (b)                    154,078         7,014
  Dress Barn, Inc. (The) *
    (b)                           129,206         2,819
  DSW, Inc., Cl A * (b)           210,557         6,633
  J. Crew Group, Inc. *           120,246         3,616
  Jos. A. Bank Clothiers,
    Inc. * (b)                    163,900         4,910
  Kimball International,
    Inc., Cl B                    345,018         6,659
  Matthews International
    Corp., Cl A                   167,489         6,165
  Movado Group, Inc.              122,844         3,123
  Panera Bread Co., Cl A *
    (b)                           123,950         7,220
  Pantry, Inc. (The) *             77,507         4,369
  Papa John's
    International, Inc. *          95,777         3,459
  Phillips-Van Heusen
    Corp.                         103,180         4,310
  Pool Corp. (b)                  105,279         4,053
  Priceline.com, Inc. * (b)       160,807         5,916
  Red Robin Gourmet
    Burgers, Inc. * (b)           152,883         7,049
  Ruth's Chris Steak House,
    Inc. *                        220,128         4,143
  Select Comfort Corp. *           66,528         1,456
  Sonic Corp. * (b)               303,845         6,870
  Speedway Motorsports,
    Inc.                           92,477         3,367
  Steiner Leisure Ltd. *
    (b)                            62,210         2,616

-------------------------------------------------------
                                Shares        Value($)
-------------------------------------------------------
CONSUMER DISCRETIONARY--CONTINUED
  Steven Madden Ltd.              142,522         5,593
  Stride Rite Corp. (The)         392,403         5,478
  Tween Brands, Inc. *             92,199         3,467
  Under Armour, Inc., Cl A
    * (b)                         181,686         7,271
  WMS Industries, Inc. *
    (b)                           186,631         5,451
  Zumiez, Inc. * (b)              191,416         5,168
                                             ----------
                                                203,041
                                             ----------
CONSUMER STAPLES (1.6%)
  Central European
    Distribution Corp. *
    (b)                           110,064         2,577
  Corn Products
    International, Inc.           210,557         6,852
  NBTY, Inc. * (b)                267,982         7,843
  Wild Oats Markets, Inc. *
    (b)                           234,485         3,792
                                             ----------
                                                 21,064
                                             ----------
ENERGY (6.5%)
  Allis-Chalmers Energy,
    Inc. * (b)                    311,242         4,557
  Core Laboratories NV *          101,219         6,457
  Drill-Quip, Inc. * (b)           61,620         4,170
  Exploration Co. of
    Delaware (The) *              202,268         1,936
  Global Industries Ltd. *        350,355         5,452
  Goodrich Petroleum Corp.
    * (b)                         118,950         3,583
  Grey Wolf, Inc. * (b)           880,172         5,879
  Gulf Island Fabrication,
    Inc.                          145,250         3,790
  GulfMark Offshore, Inc. *       177,059         5,638
  Hanover Compressor Co. *
    (b)                           325,665         5,933
  Helix Energy Solutions
    Group, Inc. * (b)             167,237         5,586
  Hornbeck Offshore
    Services, Inc. * (b)          170,617         5,715
  Lufkin Industries, Inc.          39,617         2,097
  Oceaneering
    International, Inc. *         154,970         4,773
  RPC Energy, Inc. (b)            299,374         5,485
  Sunoco Logistics Partners
    LP (b)                        114,467         5,124
  Superior Energy Services,
    Inc. *                        166,799         4,380

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

SMALL CAP GROWTH STOCK FUND -- CONTINUED

-------------------------------------------------------
                                Shares        Value($)
-------------------------------------------------------
ENERGY--CONTINUED
  TETRA Technologies, Inc.
    * (b)                         152,376         3,681
  W-H Energy Services, Inc.
    *                              79,643         3,303
                                             ----------
                                                 87,539
                                             ----------
FINANCIALS (9.3%)
  American Safety Insurance
    Holdings Ltd. *               110,064         2,014
  BankUnited Financial
    Corp., Cl A                   172,273         4,491
  Cash America
    International, Inc.           167,489         6,545
  CompuCredit Corp. * (b)         205,771         6,216
  Corus Bankshares, Inc.
    (b)                           263,196         5,885
  EZCORP, Inc. *                  100,494         3,887
  FelCor Lodging Trust,
    Inc. REIT                     325,407         6,524
  First BanCorp (b)               210,557         2,329
  First Citizens
    BancShares, Inc., Cl A         36,908         7,053
  FPIC Insurance Group,
    Inc. * (b)                    191,416         7,582
  Hanmi Financial Corp.            59,010         1,157
  Hanover Insurance Group,
    Inc. (The)                    166,107         7,413
  Harleysville Group, Inc.        231,804         8,112
  International Securities
    Exchange Holdings,
    Inc.                          155,832         7,307
  Portfolio Recovery
    Associates, Inc. * (b)        168,626         7,398
  PrivateBancorp, Inc. (b)        156,920         7,174
  Safety Insurance Group,
    Inc. (b)                       77,701         3,781
  Smithtown Bancorp, Inc.
    (b)                           105,279         2,841
  Sunstone Hotel Investors,
    Inc. REIT                     239,269         7,111
  Triad Guaranty, Inc. *
    (b)                           139,825         7,155
  United Community Banks,
    Inc. (b)                      215,343         6,471
  Zenith National Insurance
    Corp.                         205,771         8,209
                                             ----------
                                                126,655
                                             ----------
HEALTH CARE (17.4%)
  Adeza Biomedical Corp. *        121,395         1,992

-------------------------------------------------------
                                Shares        Value($)
-------------------------------------------------------
HEALTH CARE--CONTINUED
  Allscripts Healthcare
    Solutions, Inc. * (b)         349,335         7,843
  Amedisys, Inc. * (b)            148,347         5,885
  Arena Pharmaceuticals,
    Inc. * (b)                    445,271         5,334
  Aspect Medical Systems,
    Inc. * (b)                    373,069         6,368
  BioMarin Pharmaceutical,
    Inc. * (b)                    438,397         6,238
  Conceptus, Inc. *               241,781         4,277
  Conor Medsystems, Inc. *
    (b)                           157,917         3,722
  Digene Corp. *                   86,138         3,717
  Gen-Probe, Inc. *               147,317         6,908
  Genomic Health, Inc. *
    (b)                           330,192         4,775
  HealthExtras, Inc. *            258,412         7,316
  Healthways, Inc. * (b)          129,206         5,763
  Hi-Tech Pharmacal Co.,
    Inc. *                          3,691            47
  Hologic, Inc. * (b)             228,866         9,959
  Human Genome Sciences,
    Inc. * (b)                    595,237         6,869
  ICU Medical, Inc. * (b)          81,352         3,700
  Illumina, Inc. * (b)            181,845         6,008
  Immucor, Inc. * (b)             166,047         3,721
  Kendle International,
    Inc. *                        178,914         5,729
  LHC Group, Inc. *               235,058         5,246
  LifeCell Corp. * (b)            334,978        10,792
  Medicis Pharmaceutical
    Corp., Cl A (b)               116,537         3,770
  Meridian Bioscience, Inc.
    (b)                           282,339         6,638
  Neurometrix, Inc. * (b)         333,402         6,338
  New River
    Pharmaceuticals, Inc. *
    (b)                           114,850         2,955
  Nighthawk Radiology
    Holdings, Inc. * (b)          157,917         3,021
  NuVasive, Inc. * (b)            137,654         2,768
  Omicell, Inc. *                 401,973         7,191
  OSI Pharmaceuticals, Inc.
    * (b)                         215,343         8,082
  Palomar Medical
    Technologies, Inc. *
    (b)                           193,175         8,152
  PDL BioPharma, Inc. * (b)       425,805         8,175
  Per-Se Technologies, Inc.
    * (b)                         401,973         9,157

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

SMALL CAP GROWTH STOCK FUND -- CONTINUED

-------------------------------------------------------
                                Shares        Value($)
-------------------------------------------------------
HEALTH CARE--CONTINUED
  Phase Forward, Inc. *           420,672         5,023
  Providence Service Corp.
    (The) * (b)                   114,596         3,162
  PSS World Medical, Inc. *
    (b)                           382,832         7,653
  Psychiatric Solutions,
    Inc. *                        205,425         7,003
  Res-Care, Inc. *                368,476         7,403
  SurModics, Inc. * (b)           110,869         3,894
  Ventana Medical Systems,
    Inc. *                        164,713         6,725
  West Pharmaceutical
    Services, Inc.                201,503         7,913
                                             ----------
                                                237,232
                                             ----------
INDUSTRIALS (15.9%)
  Acuity Brands, Inc.             177,059         8,038
  AirTran Holdings, Inc. *
    (b)                           168,446         1,671
  Alaska Air Group, Inc. *         73,156         2,783
  Albany International
    Corp., Cl A                   100,494         3,198
  American Woodmark Corp.
    (b)                           119,636         4,031
  Ameron International
    Corp.                          44,959         2,987
  Barnes Group, Inc.              219,604         3,856
  Barrett Business
    Services, Inc. *              222,164         4,770
  Brady Corp., Cl A               196,201         6,898
  BTU International, Inc. *
    (b)                           226,771         2,728
  CBIZ, Inc. * (b)                861,699         6,290
  Ceradyne, Inc. * (b)            101,374         4,165
  Columbus McKinnon Corp. *        42,664           769
  Copart, Inc. *                  358,905        10,118
  EMCOR Group, Inc. * (b)          88,004         4,826
  Encore Wire Corp. * (b)          86,137         3,040
  ESCO Technologies, Inc. *
    (b)                            18,189           837
  Flow International Corp.
    * (d)                         819,992        10,635
  Gardner Denver, Inc. *          206,730         6,839
  General Cable Corp. *           262,859        10,044
  Genesee & Wyoming, Inc.,
    Cl A *                        215,343         5,000

-------------------------------------------------------
                                Shares        Value($)
-------------------------------------------------------
INDUSTRIALS--CONTINUED
  Genlyte Group, Inc. (The)
    *                             134,160         9,552
  Granite Construction,
    Inc.                           61,445         3,278
  Griffon Corp. * (b)             168,535         4,023
  Hub Group, Inc., Cl A *
    (b)                           170,672         3,888
  Insituform Technologies,
    Inc., Cl A * (b)              190,102         4,616
  Kansas City Southern,
    Inc. *                        215,343         5,881
  Kirby Corp. *                   157,917         4,948
  M & F Worldwide Corp. *         224,913         3,306
  Marten Transport Ltd. *         153,132         2,617
  Mobile Mini, Inc. * (b)         149,268         4,241
  MTC Technologies, Inc. *        244,055         5,867
  Mueller Industries, Inc.
    (b)                           167,489         5,891
  NCI Building Systems,
    Inc. * (b)                    186,631        10,855
  Old Dominion Freight
    Line, Inc. * (b)              200,987         6,036
  Power-One, Inc. * (b)           667,180         4,830
  Simpson Manufacturing
    Co., Inc. (b)                 197,996         5,352
  Toro Co. (The)                  186,631         7,870
  TurboChef Technologies,
    Inc. * (b)                     63,785           887
  Ultralife Batteries, Inc.
    * (b)                         315,837         3,288
  Wabtec Corp.                    287,123         7,790
  Woodward Governor Co.           224,913         7,544
                                             ----------
                                                216,083
                                             ----------
INFORMATION TECHNOLOGY (27.6%)
  @Road, Inc. * (b)             1,238,162         7,231
  24/7 Real Media, Inc. *
    (b)                           583,818         4,986
  Actuate Corp. *                 958,102         4,235
  Aeroflex, Inc. *                586,235         6,026
  Agilysys, Inc.                  330,192         4,636
  ANADIGICS, Inc. * (b)           556,147         3,982
  Anaren, Inc. *                  244,055         5,142
  ANSYS, Inc. * (b)               148,347         6,554
  ARRIS Group, Inc. * (b)         517,877         5,935
  Art Technology Group,
    Inc. *                      1,344,698         3,442
  ASM International NV *          421,116         7,639
  Aspen Technology, Inc. *
    (b)                           450,908         4,924

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

SMALL CAP GROWTH STOCK FUND -- CONTINUED

-------------------------------------------------------
                                Shares        Value($)
-------------------------------------------------------
INFORMATION TECHNOLOGY--CONTINUED
  Atheros Communications *
    (b)                           411,545         7,461
  Atmel Corp. * (b)               669,956         4,047
  Avid Technology, Inc. *
    (b)                            34,397         1,253
  Avocent Corp. *                 220,128         6,630
  Bankrate, Inc. * (b)             89,588         2,379
  Benchmark Electronics,
    Inc. *                        306,266         8,232
  Blackbaud, Inc.                 216,799         4,767
  Cirrus Logic, Inc. *            722,186         5,265
  CommScope, Inc. * (b)           244,055         8,020
  Comtech Group, Inc. * (b)       440,257         6,591
  CryptoLogic, Inc.                   266             6
  Cymer, Inc. * (b)               171,720         7,540
  Cypress Semiconductor
    Corp. * (b)                   483,325         8,589
  Diodes, Inc. *                   84,182         3,634
  Ditech Networks, Inc. *         569,462         4,391
  eFunds Corp. * (b)              147,000         3,554
  Electro Scientific
    Industries, Inc. *            306,266         6,309
  FEI Co. * (b)                   215,343         4,546
  Forrester Research, Inc.
    *                             153,132         4,029
  Heartland Payment
    Systems, Inc. (b)             105,279         2,737
  Hittite Microwave Corp. *
    (b)                           172,273         7,666
  Hyperion Solutions Corp.
    * (b)                         200,987         6,930
  InfoCrossing, Inc. * (b)        275,664         3,697
  Integrated Device
    Technology, Inc. * (b)        239,269         3,843
  Ituran Location & Control
    Ltd.                          200,987         2,884
  Lattice Semiconductor
    Corp. *                       684,312         4,667
  Littelfuse, Inc. *              172,273         5,978
  Liveperson, Inc. *              784,805         4,214
  Mentor Graphics Corp. *         397,189         5,592
  Merix Corp. * (b)               239,269         2,299
  Microtune, Inc. *               482,819         2,347
  Netlogic Microsystems,
    Inc. * (b)                    105,359         2,673
  NICE Systems Ltd. *             254,583         7,044
  Nuance Communications,
    Inc. * (b)                    511,273         4,177
  Orbotech Ltd. *                 312,093         7,397

-------------------------------------------------------
                                Shares        Value($)
-------------------------------------------------------
INFORMATION TECHNOLOGY--CONTINUED
  Park Electrochemical
    Corp.                         101,187         3,206
  Paxar Corp. *                   244,055         4,876
  Perficient, Inc. *              189,691         2,974
  Quality Systems, Inc. *         172,792         6,703
  Quest Software, Inc. *
    (b)                           315,837         4,510
  Radiant Systems, Inc. *
    (b)                           477,574         5,769
  Radvision Ltd. *                260,301         4,295
  Radyne ComStream, Inc. *        259,700         3,179
  ROFIN-SINAR Technologies,
    Inc. *                        137,163         8,335
  Rogers Corp. * (b)              140,612         8,683
  SonicWALL, Inc. *               483,325         5,278
  Stellent, Inc.                  775,235         8,404
  SumTotal Systems, Inc. *        512,334         3,817
  Sunair Services Corp. *
    (d)                         1,000,000         4,300
  Technitrol, Inc.                258,412         7,714
  Tessera Technologies,
    Inc. *                         86,138         2,996
  Tollgrade Communications,
    Inc. *                        294,442         2,635
  Transaction Systems
    Architects, Inc. * (b)        244,055         8,376
  Trimble Navigation Ltd. *
    (b)                           234,485        11,039
  TriQuint Semiconductor,
    Inc. *                        961,865         5,002
  Ultimate Software Group,
    Inc. (The) *                  155,535         3,660
  ValueClick, Inc. * (b)          470,928         8,730
  Varian Semiconductor
    Equipment Associates,
    Inc. * (b)                    114,850         4,215
  VASCO Data Security
    International, Inc.*
    (b)                           289,306         2,997
  webMethods, Inc. *              260,115         1,990
  Xyratex Ltd. *                  258,905         4,935
                                             ----------
                                                374,738
                                             ----------
MATERIALS (3.3%)
  Albemarle Corp.                 148,347         8,061
  AMCOL International Corp.
    (b)                           286,411         7,134
  Carpenter Technology
    Corp.                          60,296         6,482
  Eagle Materials, Inc.           148,347         4,996
  Gibraltar Industries,
    Inc.                          257,263         5,706
  Glatfelter Co.                  248,841         3,372

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

SMALL CAP GROWTH STOCK FUND -- CONCLUDED

-------------------------------------------------------
                                Shares        Value($)
-------------------------------------------------------
MATERIALS--CONTINUED
  Myers Industries, Inc.          151,827         2,581
  PolyOne Corp. * (b)             760,879         6,338
                                             ----------
                                                 44,670
                                             ----------
TELECOMMUNICATION SERVICES (0.3%)
  Time Warner Telecom,
    Inc., Cl A *                  181,762         3,455
                                             ----------
Total Common Stocks (Cost
  $1,160,829)                                 1,314,477
                                             ----------
WARRANTS (0.1%)
HEALTH CARE (0.0%)
  Drugmax, Inc. *(c)            1,301,500             0
                                             ----------
INFORMATION TECHNOLOGY (0.1%)
  InfoCrossing, Inc. *            139,109           772
                                             ----------
TELECOMMUNICATION SERVICES (0.0%)
  Sunair Services Corp.
    (c)(d)                        350,000             0
                                             ----------
Total Warrants (Cost $169)                          772
                                             ----------
SHORT-TERM INVESTMENT (30.6%)
  CSFB Enhanced Liquidity
    Portfolio, 5.518% (e)     415,028,621       415,029
                                             ----------
Total Short-Term Investment
  (Cost $415,029)                               415,029
                                             ----------
MONEY MARKET (1.9%)
  STI Classic Institutional
    Cash
    Management Money Market
    Fund, 5.240% (f)           25,152,583        25,153
                                             ----------
Total Money Market (Cost
  $25,153)                                       25,153
                                             ----------
Total Investments
  (Cost $1,601,180)
  (a) -- 129.5%                               1,755,431

Liabilities in excess of
  other assets -- (29.5)%                      (400,239)
                                             ----------
Net Assets -- 100.0%                         $1,355,192
                                             ==========

---------------

*  Non-income producing security.

(a)Cost for federal income tax purposes is $1,608,910
   (amount in thousands). Unrealized appreciation/
   (depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation.................   $192,720
      Unrealized Depreciation.................    (46,199)
                                                 --------
      Unrealized Appreciation
        (Depreciation)........................   $146,521
                                                 ========

(b)This security or a partial position of the security was on loan at September 30, 2006. The total value of securities on loan at September 30, 2006 in thousands was $398,484.

(c)Value rounds to less than $1,000.

(d)Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e)This security was purchased with cash collateral held from securities lending.

(f)Affiliate investment.

ADR   -- American Depository Receipt

Cl    -- Class

LP    -- Limited Partnership

REIT  -- Real Estate Investment Trust

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

SMALL CAP QUANTITATIVE EQUITY FUND

-------------------------------------------------------
                                    Shares     Value($)
-------------------------------------------------------
COMMON STOCKS (98.7%)
CONSUMER DISCRETIONARY (8.8%)
  Ambassadors Groups, Inc.            3,345         95
  Bright Horizons Family
    Solutions, Inc. *                 2,310         96
  CBRL Group, Inc.                    2,367         96
  Charlotte Russe Holding, Inc. *     3,503         96
  Children's Place Retail Stores,
    Inc. (The) *                      1,503         96
  Christopher & Banks Corp.           3,159         93
  Dress Barn, Inc. (The) *            4,225         92
  DXP Enterprises, Inc. *             4,135         97
  Group 1 Automotive, Inc.            1,915         96
  Jack in the Box, Inc. *             1,832         96
  K-Swiss, Inc., Cl A                 3,088         93
  Maidenform Brands, Inc. *           5,097         98
  Men's Wearhouse, Inc. (The)         2,522         94
  Morgans Hotel Group Co. *           7,586         95
  Pantry, Inc. (The) *                1,755         99
  Phillips-Van Heusen Corp.           2,220         93
  Smith & Wesson Holding Corp. *      6,876         95
  Steven Madden Ltd.                  2,451         96
  TiVo, Inc. *                       12,511         95
  Wolverine World Wide, Inc.          3,490         98
                                               -------
                                                 1,909
                                               -------
CONSUMER STAPLES (1.7%)
  Central European Distribution
    Corp. *                           1,929         45
  Chattem, Inc. *                     1,326         47
  Flowers Foods, Inc.                 1,717         46
  Nash Finch Co.                      1,953         46
  NBTY, Inc. *                        1,577         46
  Ruddick Corp.                       1,788         47
  Seaboard Corp.                         39         47
  USANA Health Sciences, Inc. *         995         44
                                               -------
                                                   368
                                               -------
ENERGY (2.6%)
  Allis-Chalmers Energy, Inc. *       2,645         39
  Alon USA Energy, Inc.               1,291         38
  Basic Energy Services, Inc. *       1,576         38
  Delek US Holdings, Inc. *           2,067         38
  Grey Wolf, Inc. *                   5,646         38
  Gulf Island Fabrication, Inc.       1,472         38
  Hanover Compressor Co. *            2,113         38
  Lufkin Industries, Inc.               714         38
  Matrix Service Co. *                2,866         38
  NATCO Group, Inc., Cl A *           1,287         37
  Oil States International, Inc. *    1,366         38
  Penn Virginia Corp.                   593         38
  USEC, Inc.                          3,860         37

-------------------------------------------------------
                                    Shares     Value($)
-------------------------------------------------------
ENERGY--CONTINUED
  W-H Energy Services, Inc. *           905         38
  Western Refining, Inc.              1,652         38
                                               -------
                                                   569
                                               -------
FINANCIALS (33.3%)
  American Financial REIT            31,264        349
  ASTA Funding, Inc.                  9,001        337
  BankUnited Financial Corp., Cl A   13,114        342
  Capital Trust, Inc., Cl A           8,417        343
  Commerce Group Corp. (The)         11,518        346
  Corus Bankshares, Inc.             15,494        346
  DiamondRock Hospitality Co.        20,967        348
  Downey Financial Corp.              5,258        351
  FelCor Lodging Trust, Inc. REIT    17,334        348
  FirstFed Financial Corp. *          6,264        356
  FPIC Insurance Group, Inc. *        8,667        343
  Harleysville Group, Inc.            9,976        349
  Highland Hospitality Corp. REIT    23,659        339
  Impac Mortgage Holdings, Inc.      37,250        349
  Infinity Property & Casualty
    Corp.                             8,417        346
  LandAmerica Financial Group,
    Inc.                              5,289        348
  ProAssurance Corp. *                7,060        348
  Safety Insurance Group, Inc.        7,117        346
  Spirit Finance Corp. REIT          30,186        351
  Triad Guaranty, Inc. *              6,760        346
  Zenith National Insurance Corp.     8,710        347
                                               -------
                                                 7,278
                                               -------
HEALTH CARE (6.0%)
  Alpharma, Inc., Cl A                2,910         67
  AMERIGROUP Corp. *                  2,102         62
  Greatbatch, Inc. *                  2,769         63
  Healthspring, Inc. *                3,052         59
  Healthways, Inc. *                  1,385         62
  Inventiv Health, Inc. *             1,973         63
  Kindred Healthcare, Inc. *          2,095         62
  Magellan Health Services, Inc. *    1,472         62
  Medcath Corp. *                     2,095         63
  Mentor Corp.                        1,242         63
  Molina Healthcare, Inc. *           1,746         62
  Noven Pharmaceuticals, Inc. *       2,566         62
  Odyssey HealthCare, Inc. *          4,219         60
  Pain Therapeutics, Inc. *           7,484         64
  Palomar Medical Technologies,
    Inc. *                            1,526         64
  Progenics Pharmaceuticals, Inc.
    *                                 2,721         64
  Savient Pharmaceuticals, Inc. *     9,671         63
  Sunrise Senior Living, Inc. *       2,082         62
  Visicu, Inc. *                      6,985         63

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

SMALL CAP QUANTITATIVE EQUITY FUND -- CONTINUED

-------------------------------------------------------
                                    Shares     Value($)
-------------------------------------------------------
HEALTH CARE--CONTINUED
  West Pharmaceutical Services,
    Inc.                              1,592         63
  Zoll Medical Corp. *                1,751         63
                                               -------
                                                 1,316
                                               -------
INDUSTRIALS (23.3%)
  Alaska Air Group, Inc. *            7,784        296
  American Woodmark Corp.             8,763        295
  Arkansas Best Corp.                 6,811        293
  Cascade Corp.                       6,417        293
  Consolidated Graphics, Inc. *       4,978        300
  Dollar Thrifty Automotive Group,
    Inc. *                            6,660        297
  Freightcar America, Inc.            5,654        300
  Granite Construction, Inc.          5,449        291
  H&E Equipment Services, Inc. *     12,539        306
  Lamson & Sessions Co. *            12,332        294
  Old Dominion Freight Line, Inc.
    *                                 9,761        293
  PW Eagle, Inc.                     10,334        309
  Saia, Inc. *                        8,999        293
  U.S. Xpress Enterprises, Inc.,
    Cl A *                           12,698        294
  Viad Corp.                          8,324        295
  Watson Wyatt Worldwide, Inc., Cl
    A                                 7,221        295
  Williams Scotsman International,
    Inc. *                           13,684        292
  World Fuel Services Corp. *           932         38
                                               -------
                                                 5,074
                                               -------
INFORMATION TECHNOLOGY (20.3%)
  Actel Corp. *                       9,929        154
  Amkor Technology, Inc *            29,066        150
  Aspen Technology, Inc. *           14,147        154
  Asyst Technologies, Inc. *         22,837        154
  Brocade Communications Systems,
    Inc. *                           22,837        161
  Covansys Corp. *                    9,135        157
  CSG Systems International, Inc.
    *                                 5,965        158
  Digi International, Inc. *         11,930        161
  Forrester Research, Inc. *          5,899        155
  InterDigital Communications
    Corp. *                           4,567        156
  JDA Software Group, Inc. *         10,182        157
  Lightbridge, Inc. *                13,901        163
  Littelfuse, Inc. *                  4,554        158
  Mentor Graphics Corp. *            11,258        159
  MicroStrategy, Inc., Cl A *         1,602        163
  ON Semiconductor Corp. *           25,784        152

-------------------------------------------------------
                                    Shares     Value($)
-------------------------------------------------------
INFORMATION TECHNOLOGY--CONTINUED
  Plexus Corp. *                      8,156        157
  Polycom, Inc. *                     6,420        157
  RadiSys Corp. *                     7,470        159
  Redback Networks, Inc. *           11,258        156
  Silicon Image, Inc. *              12,789        163
  Sykes Enterprises, Inc. *           8,033        162
  TheStreet.com, Inc.                14,344        153
  TTM Technologies, Inc. *           13,434        157
  United Online, Inc.                13,212        161
  UTStarcom, Inc. *                  17,962        159
  Websense, Inc. *                    7,435        161
  Zoran Corp. *                       9,991        161
                                               -------
                                                 4,418
                                               -------
MATERIALS (2.7%)
  H.B. Fuller Co.                    12,718        298
  OM Group, Inc. *                    6,826        300
                                               -------
                                                   598
                                               -------
Total Common Stocks (Cost $21,603)              21,530
                                               -------
MONEY MARKET (2.3%)
  STI Classic Institutional Cash
    Management Money Market Fund,
    5.240% (b)                      496,907        497
                                               -------
Total Money Market (Cost $497)                     497
                                               -------
Total Investments (Cost $22,100)
  (a) -- 101.0%                                 22,027
Liabilities in excess of other
  assets -- (1.0)%                                (228)
                                               -------
Net Assets  -- 100.0%                          $21,799
                                               =======

---------------

*  Non-income producing security.

(a)Cost for federal income tax purposes is $22,244 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation.....................  $ 555
      Unrealized Depreciation.....................   (772)
                                                    -----
      Unrealized Appreciation (Depreciation)......  $(217)
                                                    =====

(b)Affiliate investment.

Cl    -- Class

REIT  -- Real Estate Investment Trust

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

SMALL CAP VALUE EQUITY FUND

-------------------------------------------------------
                                 Shares       Value($)
-------------------------------------------------------
COMMON STOCKS (100.1%)
CONSUMER DISCRETIONARY (23.0%)
  ADESA, Inc. (b)                  221,369        5,116
  Applebee's International,
    Inc. (b)                       417,100        8,972
  Asbury Automotive Group,
    Inc.                            39,800          820
  Bassett Furniture
    Industries, Inc.               209,900        3,409
  bebe stores, Inc. (b)            544,600       13,494
  Benetton Group SpA ADR           179,300        6,168
  Borders Group, Inc.              511,200       10,428
  BorgWarner, Inc.                  83,400        4,768
  CKE Restaurants, Inc. (b)        521,300        8,716
  Cobra Electronics Corp.          317,600        2,700
  Courier Corp.                    109,100        4,052
  Group 1 Automotive, Inc.         131,100        6,542
  Harte-Hanks, Inc.                217,500        5,731
  International Speedway
    Corp., Cl A                    149,600        7,456
  K-Swiss, Inc., Cl A (b)          267,067        8,028
  Lithia Motors, Inc.              241,400        5,967
  Makita Corp. ADR                 243,154        7,227
  Media General, Inc., Cl A        100,000        3,772
  Movado Group, Inc.               522,400       13,279
  Oakley, Inc. (b)                 118,700        2,024
  Pool Corp. (b)                   207,700        7,996
  Stanley Furniture Co.,
    Inc.                            75,000        1,598
  Technical Olympic USA, Inc.
    (b)                            437,700        4,303
  Tuesday Morning Corp. (b)        554,000        7,690
  United Auto Group, Inc.          264,600        6,192
  Winnebago Industries, Inc.
    (b)                            208,700        6,549
  World Wrestling
    Entertainment, Inc.            341,800        5,616
                                              ---------
                                                168,613
                                              ---------
CONSUMER STAPLES (4.0%)
  Church & Dwight Co., Inc.        323,450       12,649
  Flowers Foods, Inc.              125,400        3,371
  Ingles Markets, Inc., Cl A        79,900        2,108
  Inter Parfums, Inc.              217,900        4,149
  J. M. Smucker Co. (The)          152,843        7,329
                                              ---------
                                                 29,606
                                              ---------
ENERGY (4.8%)
  CARBO Ceramics, Inc. (b)         186,100        6,705
  CHC Helicopter Corp., Cl A       693,800       13,717
  Maritrans, Inc. (b)              144,600        5,292

-------------------------------------------------------
                                 Shares       Value($)
-------------------------------------------------------
ENERGY--CONTINUED
  Tidewater, Inc. (b)              106,900        4,724
  Ultrapar Participacoes SA
    ADR                            275,100        4,880
                                              ---------
                                                 35,318
                                              ---------
FINANCIALS (16.7%)
  Bank of Hawaii Corp.             149,000        7,176
  Banner Corp.                      99,700        4,092
  Capital Corp. of the West         54,800        1,700
  City National Corp.               76,300        5,117
  Cohen & Steers, Inc.             245,130        7,932
  Desert Community Bank             84,100        1,521
  Federal Agricultural
    Mortgage Corp., Cl C            78,089        2,067
  First Republic Bank (b)          270,900       11,530
  Glacier Bancorp, Inc.            213,232        7,286
  HCC Insurance Holdings,
    Inc. (b)                       248,750        8,179
  Horizon Financial Corp.          223,306        6,668
  Hub International Ltd.           461,400       13,345
  International Bancshares
    Corp.                          123,600        3,668
  Jones Lang LaSalle, Inc.          89,500        7,650
  National Interstate Corp.        122,206        3,006
  Seacoast Banking Corp. of
    Florida                        209,300        6,321
  StanCorp Financial Group,
    Inc.                           202,300        9,029
  UCBH Holdings, Inc.              344,800        6,020
  Washington Federal, Inc.         189,504        4,252
  West Coast Bancorp               220,153        6,723
                                              ---------
                                                123,282
                                              ---------
HEALTH CARE (6.0%)
  Cooper Cos., Inc. (The) (b)      330,800       17,697
  PerkinElmer, Inc.                252,600        4,782
  Perrigo Co.                      431,200        7,317
  STERIS Corp.                     346,700        8,342
  West Pharmaceutical
    Services, Inc.                 163,500        6,421
                                              ---------
                                                 44,559
                                              ---------
INDUSTRIALS (27.0%)
  ABM Industries, Inc.             181,600        3,407
  American Ecology Corp. (b)       219,700        4,337
  Briggs & Stratton Corp. (b)      128,500        3,540
  Brink's Co. (The)                 93,700        4,972
  Deluxe Corp.                     280,700        4,800
  Donaldson Co., Inc.              256,100        9,450

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

SMALL CAP VALUE EQUITY FUND -- CONTINUED

-------------------------------------------------------
                                 Shares       Value($)
-------------------------------------------------------
INDUSTRIALS--CONTINUED
  DRS Technologies, Inc. (b)        36,400        1,590
  ElkCorp (b)                      129,500        3,516
  Florida East Coast
    Industries, Inc.               103,500        5,908
  Forward Air Corp.                303,811       10,053
  Gol Linhas Aereas
    Inteligentes SA ADR (b)        208,192        7,151
  Graco, Inc.                      467,100       18,245
  Grupo Aeroportuario del
    Pacifico SA de CV ADR          588,600       20,011
  Heartland Express, Inc.          343,100        5,380
  Herman Miller, Inc. (b)          330,100       11,293
  Lan Airlines SA ADR              144,900        5,522
  Lennox International, Inc.       311,889        7,142
  LSI Industries, Inc.             493,287        8,016
  McGrath Rentcorp                 289,400        7,409
  Mine Safety Appliances Co.
    (b)                            135,183        4,818
  Multi-Color Corp.                160,700        4,620
  Oshkosh Truck Corp.               94,000        4,744
  Portec Rail Products, Inc.       149,127        1,432
  Quixote Corp. (b)                389,920        6,948
  Simpson Manufacturing Co.,
    Inc. (b)                       149,900        4,052
  Supreme Industries, Inc.,
    Cl A                            79,705          528
  UTI Worldwide, Inc. (b)          132,600        3,709
  Wabtec Corp.                     484,600       13,147
  Walter Industries, Inc. (b)      187,800        8,015
  Woodward Governor Co.            127,600        4,280
                                              ---------
                                                198,035
                                              ---------
INFORMATION TECHNOLOGY (6.2%)
  Black Box Corp.                  128,400        4,997
  Cohu, Inc.                       342,800        6,112
  Diebold, Inc.                    182,400        7,940
  Harris Corp.                     208,556        9,279
  Jack Henry & Associates,
    Inc. (b)                       512,900       11,166
  Keithley Instruments, Inc.       253,000        3,226
  Nam Tai Electronics, Inc.        258,600        3,178
                                              ---------
                                                 45,898
                                              ---------

-------------------------------------------------------
                                 Shares       Value($)
-------------------------------------------------------
MATERIALS (9.3%)
  Aber Diamond Corp.               127,000        4,054
  Agnico-Eagle Mines Ltd.          201,900        6,285
  Airgas, Inc.                     450,288       16,288
  AMCOL International Corp.
    (b)                            184,200        4,588
  Foundation Coal Holdings,
    Inc.                           210,200        6,804
  RPM International, Inc. (b)      531,700       10,097
  Scotts Miracle-Gro Co.
    (The), Cl A                    137,600        6,122
  Sensient Technologies
    Corp.                          290,000        5,675
  Valspar Corp. (The)              338,800        9,012
                                              ---------
                                                 68,925
                                              ---------
UTILITIES (3.1%)
  Companhia de Saneamento
    Basico do Estado de Sao
    Paulo ADR                      467,900       14,084
  PNM Resources, Inc. (b)          324,200        8,938
                                              ---------
                                                 23,022
                                              ---------
Total Common Stocks (Cost
  $592,914)                                     737,258
                                              ---------
SHORT-TERM INVESTMENT (16.2%)
  CSFB Enhanced Liquidity
    Portfolio, 5.518% (c)      119,781,975      119,782
                                              ---------
Total Short-Term Investment
  (Cost $119,782)                               119,782
                                              ---------
MONEY MARKET (0.1%)
  STI Classic Institutional
    Cash
    Management Money Market
    Fund, 5.240% (d)             1,041,061        1,041
                                              ---------
Total Money Market
  (Cost $1,041)                                   1,041
                                              ---------
Total Investments
  (Cost $713,737)
  (a) -- 116.4%                                 858,081
Liabilities in excess of
  other assets -- (16.4)%                      (120,845)
                                              ---------
Net Assets  -- 100.0%                         $ 737,236
                                              =========

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

SMALL CAP VALUE EQUITY FUND -- CONCLUDED

---------------

*  Non-income producing security.

(a)Cost for federal income tax purposes is $714,090
   (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation..................  $179,585
      Unrealized Depreciation..................   (35,594)
                                                 --------
      Unrealized Appreciation (Depreciation)...  $143,991
                                                 ========

(b)This security or a partial position of the security was on loan at September 30, 2006. The total value of securities on loan at September 30, 2006 in thousands was $114,408.

(c)This security was purchased with cash collateral held from securities lending.

(d)Affiliate investment.

ADR   -- American Depository Receipt

Cl    -- Class

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

BALANCED FUND

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
COMMON STOCKS (61.7%)
CONSUMER DISCRETIONARY (9.4%)
  Carnival Corp.                     12,600         593
  Coach, Inc. *                      26,800         922
  Garmin Ltd. (b)                    14,400         702
  International Game Technology      15,700         652
  Lowe's Cos., Inc.                  49,500       1,388
  Newell Rubbermaid, Inc.            27,100         767
  TJX Cos., Inc. (The)               19,000         533
  Univision Communications,
    Inc., Cl A* (b)                  19,500         670
  Walt Disney Co. (The)              17,700         547
  Whirlpool Corp.                     5,800         488
  YUM! Brands, Inc.                  12,000         625
                                               --------
                                                  7,887
                                               --------
CONSUMER STAPLES (3.5%)
  Anheuser-Busch Cos., Inc.          16,500         784
  Colgate-Palmolive Co.               8,600         534
  Procter & Gamble Co. (The)         14,000         868
  Wal-Mart Stores, Inc.              14,800         730
                                               --------
                                                  2,916
                                               --------
ENERGY (5.5%)
  BJ Services Co.                    19,000         572
  Chevron Corp.                      16,800       1,090
  Exxon Mobil Corp.                  33,000       2,215
  Nabors Industries Ltd. * (b)       10,700         318
  Noble Corp.                         6,900         443
                                               --------
                                                  4,638
                                               --------
FINANCIALS (13.7%)
  Ambac Financial Group, Inc.         7,500         621
  American Express Co.               12,900         723
  American International Group,
    Inc.                             14,700         974
  Bank of America Corp.              11,800         632
  Chubb Corp. (The)                  25,200       1,309
  Genworth Financial, Inc., Cl
    A                                48,500       1,697
  Goldman Sachs Group, Inc.
    (The)                             5,400         914
  JPMorgan Chase & Co.               25,000       1,174
  Merrill Lynch & Co., Inc.          10,700         837
  MGIC Investment Corp.               8,200         492
  Morgan Stanley                     14,600       1,064
  SLM Corp.                          10,000         520
  Wells Fargo & Co.                  11,199         405
                                               --------
                                                 11,362
                                               --------

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
HEALTH CARE (10.0%)
  AmerisourceBergen Corp.            17,200         777
  Baxter International, Inc.         23,500       1,068
  Becton, Dickinson & Co.            12,000         848
  Forest Laboratories, Inc. *        23,600       1,195
  Health Management Associates,
    Inc., ClA                        18,000         376
  Pfizer, Inc.                       37,700       1,069
  Quest Diagnostics, Inc.            19,000       1,163
  Schering-Plough Corp.              36,900         815
  Universal Health Services,
    Inc., Cl B                       16,600         995
                                               --------
                                                  8,306
                                               --------
INDUSTRIALS (9.9%)
  Danaher Corp.                      19,000       1,305
  Emerson Electric Co.                8,000         671
  General Electric Co.               41,200       1,454
  Honeywell International,
    Inc.                             13,400         548
  Illinois Tool Works, Inc.          39,800       1,787
  Raytheon Co.                       20,000         960
  United Parcel Service, Inc.,
    Cl B                              7,500         540
  Waste Management, Inc.             27,000         990
                                               --------
                                                  8,255
                                               --------
INFORMATION TECHNOLOGY (7.9%)
  ASML Holding NV *                  19,200         447
  CheckFree Corp. * (b)              25,000       1,033
  Cisco Systems, Inc. *              35,000         805
  Comverse Technology, Inc. *
    (b)                              23,500         504
  International Business
    Machines Corp.                    5,200         426
  Intersil Corp., Cl A               22,400         550
  Microsoft Corp.                    34,000         929
  Novellus Systems, Inc. *           13,300         368
  QUALCOMM, Inc.                     20,000         727
  Zebra Technology Corp., Cl A
    *                                23,100         826
                                               --------
                                                  6,615
                                               --------
MATERIALS (0.6%)
  Praxair, Inc.                       9,100         538
                                               --------
TELECOMMUNICATION SERVICES (1.2%)
  AT&T, Inc. (b)                     31,400       1,022
                                               --------
Total Common Stocks (Cost
  $43,326)                                       51,539
                                               --------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

BALANCED FUND -- CONTINUED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
CORPORATE BONDS (8.8%)
AEROSPACE & DEFENSE (0.1%)
  United Technologies Corp.,
    4.875%, 05/01/15                     90          87
                                               --------
AIRLINES (0.1%)
  Southwest Airlines Co.,
    5.125%, 03/01/17                    105          99
                                               --------
BANKS (0.2%)
  Bank of America Corp.,
    7.400%, 01/15/11                    155         168
                                               --------
BEVERAGES (0.2%)
  SABMiller PLC, 6.200%,
    07/01/11 (d)                        195         200
                                               --------
BUILDING MATERIALS (0.1%)
  Lafarge SA, 6.150%, 07/15/11          110         112
                                               --------
CONSUMER STAPLES (0.2%)
  Avon Products, Inc., 5.125%,
    01/15/11                            165         164
                                               --------
DIVERSIFIED FINANCIAL SERVICES (3.1%)
  CIT Group, Inc., 5.125%,
    09/30/14                             95          93
  Citigroup, Inc., 5.125%,
    05/05/14                             45          44
  Citigroup, Inc., 5.850%,
    12/11/34                             45          45
  ERAC USA Finance Co., 5.600%,
    05/01/15 (d)                        120         119
  Ford Motor Credit Co.,
    7.000%, 10/01/13                    185         172
  Fund American Cos., Inc.,
    5.875%, 05/15/13                    335         331
  General Motors Acceptance
    Corp., 8.000%, 11/01/31             365         382
  Goldman Sachs Group, Inc.
    (The), 4.750%, 07/15/13             225         216
  HSBC Holdings PLC, 7.625%,
    05/17/32                             85         103
  International Lease Finance
    Corp., Ser Q, 5.250%,
    01/10/13                             60          60
  International Lease Finance
    Corp., Ser R, 5.625%,
    09/20/13                             50          50
  Janus Capital Group, Inc.,
    5.875%, 09/15/11                     85          86

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--CONTINUED
  John Deere Capital Corp.,
    3.900%, 01/15/08                     50          49
  JPMorgan Chase & Co., 6.625%,
    03/15/12                            250         265
  Lazard Group LLC, 7.125%,
    05/15/15                            185         193
  Morgan Stanley, 5.300%,
    03/01/13                            130         130
  Western Union Co (The),
    5.930%, 10/01/16 (d)                265         267
                                               --------
                                                  2,605
                                               --------
ELECTRIC (0.4%)
  MidAmerican Energy Holdings
    Co., 6.125%, 04/01/36 (d)           140         142
  Pacific Gas & Electric Co.,
    6.050%, 03/01/34                    155         155
                                               --------
                                                    297
                                               --------
ENTERTAINMENT (0.2%)
  GTECH Holdings Corp., 4.750%,
    10/15/10                            200         201
                                               --------
HEALTH CARE (0.1%)
  Teva Pharmaceutical Finance
    LLC, 6.150%, 02/01/36                55          53
                                               --------
INFORMATION TECHNOLOGY (0.1%)
  Comcast Corp., 6.450%,
    03/15/37                             95          95
                                               --------
INSURANCE (0.0%)
  Metlife, Inc., 5.700%,
    06/15/35                             25          24
                                               --------
INVESTMENT COMPANIES (0.1%)
  Credit Suisse First Boston
    USA, Inc., 6.500%, 01/15/12          50          53
                                               --------
MEDIA (0.5%)
  Cox Communications, Inc.,
    4.625%, 06/01/13                     70          65
  Expedia, Inc., 7.456%, Ser.
    144A 08/15/18 (d)                   240         254
  News America, Inc., 6.200%,
    12/15/34                             75          72
                                               --------
                                                    391
                                               --------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

BALANCED FUND -- CONTINUED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
MINING (0.2%)
  Alcan, Inc., 5.750%, 06/01/35          50          47
  Inco Ltd., 7.750%, 05/15/12           115         125
                                               --------
                                                    172
                                               --------
MISCELLANEOUS MANUFACTURER (0.7%)
  General Electric Co., 5.000%,
    02/01/13                            395         391
  Siemens AG, 6.125%,
    08/17/26 (d)                        200         205
                                               --------
                                                    596
                                               --------
OIL & GAS (0.6%)
  Anadarko Petroleum Corp.,
    5.950%, 09/15/16                    125         126
  Devon Financing Corp. ULC,
    7.875%, 09/30/31                    165         202
  Enterprise Products Operating
    LP, Ser B, 5.750%, 03/01/35          80          72
  Weatherford International
    Ltd., 6.500%, 08/01/36               70          71
                                               --------
                                                    471
                                               --------
PIPELINES (0.2%)
  CenterPoint Energy Resources
    Corp., Ser B, 7.875%,
    04/01/13                             65          72
  Kinder Morgan, Inc., 6.400%,
    01/05/36                             95          85
                                               --------
                                                    157
                                               --------
REITS (0.1%)
  Simon Property Group LP,
    6.375%, 11/15/07                     45          45
                                               --------
RETAIL (0.4%)
  Woolworths Ltd., 5.550%,
    11/15/15 (d)                        350         348
                                               --------
TELECOMMUNICATIONS (1.2%)
  AT&T, Inc., 5.100%, 09/15/14          160         155
  Cisco Systems Inc., 5.500%,
    02/22/16                            210         212
  Deutsche Telekom AG, 5.750%,
    03/23/16                            230         225
  Verizon Communications, Inc.,
    5.550%, 02/15/16                    140         138

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
TELECOMMUNICATIONS--CONTINUED
  Vodafone Group PLC, 5.500%,
    06/15/11                            265         265
                                               --------
                                                    995
                                               --------
Total Corporate Bonds (Cost
  $7,264)                                         7,333
                                               --------
FIXED INCOME SECURITIES (2.4%)
AUTOMOBILE ABS (0.4%)
  Daimler Chrysler Auto Trust,
    Ser 2005-A, Cl A4, 3.740%,
    02/08/10                            225         221
  Honda Auto Receivables Owner
    Trust,                              140         140
                                               --------
  Ser 2006-1, Cl A3, 5.070%,
    02/18/10                                        361
                                               --------
COLLATERALIZED MORTGAGE OBLIGATIONS (2.0%)
  Banc of America Commercial
    Mortgage, Inc., Ser 2004-4,
    Cl A3, 4.128%, 07/10/42             195         190
  Citigroup/Deutsche Bank
    Commercial Mortgage Trust,
    Ser 2005-CD1, Cl A4,
    5.400%, 07/15/44 (e)                345         343
  GE Capital Commercial
    Mortgage Corp.,
    Ser 2006-C1, Cl A4, 5.519%,
    03/10/44 (e)                        205         206
  GMAC Commercial Mortgage
    Securities, Inc., Ser
    2003-C2, Cl A1, 4.576%,
    05/10/40                            250         247
  GS Mortgage Securities
    Corp. II, Ser 2006-GG6, Cl
    A2, 5.506%, 04/10/38 (e)            290         293
  JP Morgan Chase Commercial
    Mortgage Securities Corp.,
    Ser 2006-CB15, Cl A4,
    5.810%, 06/12/43 (e)                135         140
  Wachovia Bank Commercial
    Mortgage Trust, Ser
    2006-C23, Cl A4, 5.418%,
    01/15/45 (e)                        195         196
                                               --------
                                                  1,615
                                               --------
Total Fixed Income Securities
  (Cost $1,972)                                   1,976
                                               --------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

BALANCED FUND -- CONTINUED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
U.S. GOVERNMENT AGENCIES (4.4%)
FREDDIE MAC (4.4%)
  5.125%, 04/18/11 (b)                1,645       1,660
  5.250%, 04/18/16 (b)                1,335       1,362
  6.750%, 03/15/31                      570         696
                                               --------
Total U.S. Government Agencies
  (Cost $3,643)                                   3,718
                                               --------
U.S. GOVERNMENT AGENCY MORTGAGES (6.3%)
FANNIE MAE (0.8%)
  5.500%, 04/01/36 (e)                  698         688
                                               --------
FREDDIE MAC (5.5%)
  6.000%, 08/01/36                      894         898
  6.000%, 08/01/36                      892         897
  6.500%, 08/01/36                      922         939
  6.500%, 08/01/36                      834         850
  5.500%, 09/01/36                    1,038       1,024
                                               --------
                                                  4,608
                                               --------
Total U.S. Government Agency
  Mortgages (Cost $5,269)                         5,296
                                               --------
U.S. TREASURY OBLIGATIONS (18.0%)
U.S. TREASURY BONDS (1.9%)
  4.500%, 02/15/36 (b)                1,665       1,595
                                               --------
U.S. TREASURY NOTES (16.1%)
  2.500%, 10/31/06 (b)                  280         279
  2.875%, 11/30/06                    1,510       1,505
  5.625%, 05/15/08 (b)                1,040       1,054
  3.375%, 12/15/08 (b)                3,390       3,301
  4.875%, 08/15/09 (b)                1,645       1,656
  4.250%, 10/15/10 (b)                1,400       1,383
  4.875%, 04/30/11                       30          30
  4.625%, 08/31/11 (b)                2,535       2,538
  4.000%, 02/15/15 (b)                1,565       1,498
  4.875%, 08/15/16                      210         214
                                               --------
                                                 13,458
                                               --------
  Total U.S. Treasury
    Obligations (Cost $14,923)                   15,053
                                               --------
SHORT-TERM INVESTMENT (22.5%)
  CSFB Enhanced Liquidity
    Portfolio, 5.518% (c)        18,846,691      18,847
                                               --------
  Total Short-Term Investment
    (Cost $18,847)                               18,847
                                               --------

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
REPURCHASE AGREEMENT (0.2%)
  Deutsche Bank AG, 4.855%,
    dated 09/29/06, to be
    repurchased on 10/02/06,
    repurchase price $152
    (collateralized by U.S.
    Treasury Obligations; DN,
    due 08/15/21; total market
    value $156)                         152         152
                                               --------
Total Repurchase Agreements
  (Cost $152)                                       152
                                               --------
Total Investments (Cost
  $95,396) (a) -- 124.3%                        103,914
Liabilities in excess of other
  assets -- (24.3)%                             (20,332)
                                               --------
Net Assets -- 100.0%                           $ 83,582
                                               ========

CREDIT DEFAULT SWAP AGREEMENTS

                                                           Unrealized
Underlying               Notional   Fixed   Expiration    Appreciation
Instrument                Amount    Rate       Date      (Depreciation)
----------               --------   -----   ----------   --------------
Dow Jones CDX
  Indices; Series 7
  (Citibank N.A.)         $60,000   0.40%     12/20/11       $  --
H.J. Heinz Co.
  (Citibank N.A.)        ($60,000)  0.36%     12/20/11       $  --
                                                             -----
                                                             $  --
                                                             =====

---------------

*  Non-income producing security.

(a)Cost for federal income tax purposes is $95,733 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation....................  $8,965
      Unrealized Depreciation....................    (784)
                                                   ------
      Unrealized Appreciation (Depreciation).....  $8,181
                                                   ======

(b)This security or a partial position of the security was on loan at September 30, 2006. The total value of securities on loan at September 30, 2006 in thousands was $18,693.

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

BALANCED FUND -- CONCLUDED

(c)This security was purchased with cash collateral held from securities lending.

(d)Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e)Variable rate security. Rate presented represents rate in effect at September 30, 2006. Maturity date represents actual maturity date.

Cl    -- Class

DN    -- Discount Note

LLC   -- Limited Liability Company
LP    -- Limited Partnership

PLC   -- Public Limited Company

REIT  -- Real Estate Investment Trust
Ser   -- Series

At September 30, 2006 the Fund's foreign currency exchange contracts were as follows:

                                                                           CONTRACT AMOUNT   CONTRACT              UNREALIZED
                                                                DELIVERY      IN LOCAL        VALUE     MARKET    APPRECIATION
CURRENCY                                                          DATE        CURRENCY        IN USD    VALUE    (DEPRECIATION)
--------                                                        --------   ---------------   --------   ------   --------------
Short:
Japanese Yen                                                    10/03/06       134,841        $1,149    $1,142         $7
                                                                                              ------    ------         --
Total Short Contracts                                                                         $1,149    $1,142         $7
                                                                                              ======    ======         ==

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

LIFE VISION AGGRESSIVE GROWTH FUND

--------------------------------------------------------
                                   Shares       Value($)
--------------------------------------------------------
EQUITY FUNDS (95.2%)
  STI Classic Aggressive Growth
    Stock Fund, I Shares * (b)       393,902      4,534
  STI Classic Capital
    Appreciation Fund, I Shares
    (b)                            1,236,860     15,906
  STI Classic Emerging Growth
    Stock Fund, I Shares * (b)        55,787        646
  STI Classic International
    Equity Index Fund, I Shares
    (b)                              592,903      9,741
  STI Classic Large Cap
    Quantitative Equity Fund, I
    Shares (b)                       381,879      5,190
  STI Classic Large Cap
    Relative Value Fund, I
    Shares (b)                       675,473     12,057
  STI Classic Large Cap Value
    Equity Fund, I Shares (b)        357,157      5,179
  STI Classic Mid-Cap Equity
    Fund, I Shares (b)               281,212      3,737
  STI Classic Mid-Cap Value
    Equity Fund, I Shares (b)        140,190      1,872
  STI Classic Small Cap Growth
    Stock Fund, I Shares * (b)        59,900      1,220
  STI Classic Small Cap
    Quantitative Equity Fund, I
    Shares (b)                        90,614        835
  STI Classic Small Cap Value
    Equity Fund, I Shares (b)         32,139        642
                                                -------
  Total Equity Funds
    (Cost $49,903)                               61,559
                                                -------

--------------------------------------------------------
                                   Shares       Value($)
--------------------------------------------------------
MONEY MARKET FUND (5.0%)
  STI Classic Prime Quality
    Money Market Fund, 4.820%
    (b)                            3,250,786      3,251
                                                -------
Total Money Market Fund
  (Cost $3,251)                                   3,251
                                                -------
Total Investments
  (Cost $53,154) (a) -- 100.2%                   64,810
Liabilities in excess of other
  assets -- (0.2)%                                 (133)
                                                -------
Net Assets -- 100.0%                            $64,677
                                                =======

---------------

*  Non-income producing security

(a)Cost for federal income tax purposes is $54,478 (amount in thousands). Unrealized appreciation/
   (depreciation) on a tax basis is as follows (amounts in thousands):

       Unrealized Appreciation................   $10,404
       Unrealized Depreciation................       (72)
                                                 -------
       Unrealized Appreciation
         (Depreciation).......................   $10,332
                                                 =======

(b)Affiliate Investment.

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

LIFE VISION CONSERVATIVE FUND

---------------------------------------------------------
                                     Shares      Value($)
---------------------------------------------------------
EQUITY FUNDS (20.0%)
  STI Classic Aggressive Growth
    Stock Fund, I Shares * (b)        12,021         138
  STI Classic Capital Appreciation
    Fund, I Shares (b)                21,569         277
  STI Classic International Equity
    Index Fund, I Shares (b)          28,146         463
  STI Classic Large Cap
    Quantitative Equity Fund, I
    Shares (b)                        10,197         139
  STI Classic Large Cap Relative
    Value Fund, I Shares (b)          15,516         278
  STI Classic Large Cap Value
    Equity Fund, I Shares (b)          6,358          92
  STI Classic Mid-Cap Equity Fund,
    I Shares (b)                       6,905          92
  STI Classic Mid-Cap Value Equity
    Fund, I Shares (b)                 6,884          92
  STI Classic Small Cap Growth
    Stock Fund, I Shares * (b)         4,490          91
  STI Classic Small Cap
    Quantitative Equity Fund, I
    Shares (b)                         9,927          91
  STI Classic Small Cap Value
    Equity Fund, I Shares (b)          4,577          91
                                                  ------
Total Equity Funds
  (Cost $1,420)                                    1,844
                                                  ------
FIXED INCOME FUNDS (71.0%)
  STI Classic Core Bond Fund, I
    Shares (b)                       616,971       6,133
  STI Classic High Income Fund, I
    Shares (b)                        13,151          92
  STI Classic Seix Floating Rate
    High Income Fund, I Shares (b)    32,770         323
                                                  ------
Total Fixed Income Funds
  (Cost $6,660)                                    6,548
                                                  ------

---------------------------------------------------------
                                     Shares      Value($)
---------------------------------------------------------
MONEY MARKET FUND (8.7%)
  STI Classic Prime Quality Money
    Market Fund, 4.820% (b)          801,542         802
                                                  ------
Total Money Market Fund
  (Cost $802)                                        802
                                                  ------
Total Investments
  (Cost $8,882) (a) -- 99.7%                       9,194
Other assets in excess of
  liabilities -- 0.3%                                 27
                                                  ------
Net Assets -- 100.0%                              $9,221
                                                  ======

---------------

*  Non-income producing security

(a)Cost for federal income tax purposes is $8,919 (amount in thousands). Unrealized appreciation/
   (depreciation) on a tax basis is as follows (amounts in thousands):

       Unrealized Appreciation..................   $ 403
       Unrealized Depreciation..................    (128)
                                                   -----
       Unrealized Appreciation (Depreciation)...   $ 275
                                                   =====

(b)Affiliate Investment.

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

LIFE VISION GROWTH AND INCOME FUND

-------------------------------------------------------
                                  Shares       Value($)
-------------------------------------------------------
EQUITY FUNDS (70.2%)
  STI Classic Aggressive
    Growth Stock Fund, I
    Shares * (b)                    591,305       6,806
  STI Classic Capital
    Appreciation Fund, I
    Shares (b)                    1,909,624      24,559
  STI Classic Emerging Growth
    Stock Fund, I Shares * (b)       82,066         950
  STI Classic International
    Equity Index Fund, I
    Shares (b)                      913,716      15,012
  STI Classic Large Cap
    Quantitative Equity Fund,
    I Shares (b)                    581,835       7,907
  STI Classic Large Cap
    Relative Value Fund, I
    Shares (b)                    1,015,057      18,119
  STI Classic Large Cap Value
    Equity Fund, I Shares (b)       562,919       8,162
  STI Classic Mid-Cap Equity
    Fund, I Shares (b)              448,323       5,958
  STI Classic Mid-Cap Value
    Equity Fund, I Shares (b)       223,491       2,984
  STI Classic Small Cap Growth
    Stock Fund, I Shares * (b)       99,391       2,025
  STI Classic Small Cap
    Quantitative Equity Fund,
    I Shares (b)                    146,483       1,349
  STI Classic Small Cap Value
    Equity Fund, I Shares (b)        74,294       1,485
                                               --------
Total Equity Funds
  (Cost $75,642)                                 95,316
                                               --------
FIXED INCOME FUNDS (22.0%)
  STI Classic Core Bond Fund,
    I Shares (b)                  2,669,670      26,537
  STI Classic High Income
    Fund, I Shares (b)              194,058       1,362
  STI Classic Seix Floating
    Rate High Income Fund, I
    Shares (b)                      207,245       2,043
                                               --------
Total Fixed Income Funds
  (Cost $30,353)                                 29,942
                                               --------

-------------------------------------------------------
                                  Shares       Value($)
-------------------------------------------------------
MONEY MARKET FUND (8.0%)
  STI Classic Prime Quality
    Money Market Fund, 4.820%
    (b)                          10,926,330      10,926
                                               --------
Total Money Market Fund
  (Cost $10,926)                                 10,926
                                               --------
Total Investments
  (Cost $116,921) (a) --100.2%                  136,184
Liabilities in excess of other
  assets -- (0.2)%                                 (254)
                                               --------
Net Assets -- 100.0%                           $135,930
                                               ========

---------------

*  Non-income producing security.

(a)Cost for federal income tax purposes is $118,504
   (amount in thousands). Unrealized appreciation/
   (depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation...................  $18,333
      Unrealized Depreciation...................     (653)
                                                  -------
      Unrealized Appreciation (Depreciation)....  $17,680
                                                  =======

(b)Affiliate Investment.

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

LIFE VISION MODERATE GROWTH FUND

-------------------------------------------------------
                                  Shares       Value($)
-------------------------------------------------------
EQUITY FUNDS (50.5%)
  STI Classic Aggressive
    Growth Stock Fund, I
    Shares * (b)                    594,647       6,844
  STI Classic Capital
    Appreciation Fund, I
    Shares (b)                    1,730,247      22,251
  STI Classic International
    Equity Index Fund, I
    Shares (b)                      891,798      14,652
  STI Classic Large Cap
    Quantitative Equity Fund,
    I Shares (b)                    572,573       7,781
  STI Classic Large Cap
    Relative Value Fund, I
    Shares (b)                    1,037,153      18,513
  STI Classic Large Cap Value
    Equity Fund, I Shares (b)       510,015       7,395
  STI Classic Mid-Cap Equity
    Fund, I Shares (b)              484,639       6,441
  STI Classic Mid-Cap Value
    Equity Fund, I Shares (b)       220,889       2,949
  STI Classic Small Cap Growth
    Stock Fund, I Shares * (b)       99,049       2,018
  STI Classic Small Cap
    Quantitative Equity Fund,
    I Shares (b)                    199,067       1,833
  STI Classic Small Cap Value
    Equity Fund, I Shares (b)        91,786       1,835
                                               --------
Total Equity Funds
  (Cost $71,800)                                 92,512
                                               --------
FIXED INCOME FUNDS (42.4%)
  STI Classic Core Bond Fund,
    I Shares (b)                  7,256,100      72,126

-------------------------------------------------------
                                  Shares       Value($)
-------------------------------------------------------
FIXED INCOME FUNDS--CONTINUED
  STI Classic High Income
    Fund, I Shares (b)              263,721       1,851
  STI Classic Seix Floating
    Rate High Income Fund, I
    Shares (b)                      375,521       3,703
                                               --------
Total Fixed Income Funds
  (Cost $78,869)                                 77,680
                                               --------
MONEY MARKET FUND (8.1%)
  STI Classic Prime Quality
    Money Market Fund, 4.820%
    (b)                          14,883,015      14,883
                                               --------
Total Money Market Fund
  (Cost $14,883)                                 14,883
                                               --------
Total Investments
  (Cost $165,552) (a) --101.0%                  185,075
Liabilities in excess of other
  assets -- (1.0)%                               (1,846)
                                               --------
Net Assets -- 100.0%                           $183,229
                                               ========

---------------

*  Non-income producing security.

(a)Cost for federal income tax purposes is $168,562
   (amount in thousands). Unrealized appreciation/
   (depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation...................  $18,028
      Unrealized Depreciation...................   (1,515)
                                                  -------
      Unrealized Appreciation (Depreciation)....  $16,513
                                                  =======

(b)Affiliate Investment.

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

LIFE VISION TARGET DATE 2015 FUND

--------------------------------------------------------
                                      Shares    Value($)
--------------------------------------------------------
EQUITY FUNDS (71.0%)
  STI Classic Aggressive Growth
    Stock Fund, I Shares* (b)          3,903        45
  STI Classic Capital Appreciation
    Fund, I Shares (b)                11,779       151
  STI Classic Emerging Growth Stock
    Fund, I Shares * (b)                 563         7
  STI Classic International Equity
    Index Fund, I Shares (b)           5,981        98
  STI Classic Large Cap Quantitative
    Equity Fund, I Shares (b)          3,012        41
  STI Classic Large Cap Relative
    Value Fund, I Shares (b)           6,869       123
  STI Classic Large Cap Value Equity
    Fund, I Shares (b)                 3,378        49
  STI Classic Mid-Cap Equity Fund, I
    Shares (b)                         2,690        36
  STI Classic Mid-Cap Value Equity
    Fund, I Shares (b)                 1,341        18
  STI Classic Small Cap Growth Stock
    Fund, I Shares* (b)                  596        12
  STI Classic Small Cap Quantitative
    Equity Fund, I Shares (b)            879         8
                                                  ----
Total Equity Funds
  (Cost $562)                                      588
                                                  ----
FIXED INCOME FUNDS (22.7%)
  STI Classic Core Bond Fund, I
    Shares (b)                        16,843       168
  STI Classic High Income Fund, I
    Shares (b)                         1,165         8
  STI Classic Seix Floating Rate
    High Income Fund, I Shares (b)     1,244        12
                                                  ----
Total Fixed Income Funds
  (Cost $186)                                      188
                                                  ----

--------------------------------------------------------
                                      Shares    Value($)
--------------------------------------------------------
MONEY MARKET FUND (4.0%)
  STI Classic Prime Quality Money
    Market Fund, 4.820% (b)           33,402        33
                                                  ----
Total Money Market Fund
  (Cost $33)                                        33
                                                  ----
EXCHANGE TRADED FUND (1.1%)
  iShares Russell 2000 Value Index
    Fund                                 120         9
                                                  ----
Total Exchange Traded Fund (Cost $8)                 9
                                                  ----
Total Investments (Cost $789)
  (a) -- 98.8%                                     818
Other assets in excess of
  liabilities -- 1.2%                               10
                                                  ----
Net Assets -- 100.0%                              $828
                                                  ====

---------------

*  Non-income producing security.

(a)Cost for federal income tax purposes is the same.
Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation.....................   $31
      Unrealized Depreciation.....................    (2)
                                                     ---
      Unrealized Appreciation (Depreciation)......   $29
                                                     ===

(b)Affiliate Investment.

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

LIFE VISION TARGET DATE 2025 FUND

---------------------------------------------------------
                                     Shares      Value($)
---------------------------------------------------------
EQUITY FUNDS (84.4%)
  STI Classic Aggressive Growth
    Stock Fund, I Shares* (b)           9,682        111
  STI Classic Capital
    Appreciation Fund, I Shares
    (b)                                29,614        382
  STI Classic Emerging Growth
    Stock Fund, I Shares* (b)           1,309         15
  STI Classic International
    Equity Index Fund, I Shares
    (b)                                14,634        240
  STI Classic Large Cap
    Quantitative Equity Fund, I
    Shares (b)                          9,334        127
  STI Classic Large Cap Relative
    Value Fund, I Shares (b)           16,569        296
  STI Classic Large Cap Value
    Equity Fund, I Shares (b)           9,311        135
  STI Classic Mid-Cap Equity
    Fund, I Shares (b)                  7,205         96
  STI Classic Mid-Cap Value
    Equity Fund, I Shares (b)           3,529         47
  STI Classic Small Cap Growth
    Stock Fund, I Shares* (b)           1,562         32
  STI Classic Small Cap
    Quantitative Equity Fund, I
    Shares (b)                          1,817         17
                                                  ------
Total Equity Funds
  (Cost $1,459)                                    1,498
                                                  ------
FIXED INCOME FUNDS (4.7%)
  STI Classic Core Bond Fund, I
    Shares (b)                          4,246         42
  STI Classic High Income Fund, I
    Shares (b)                          2,407         17
  STI Classic Seix Floating Rate
    High Income Fund, I Shares
    (b)                                 2,571         25
                                                  ------
Total Fixed Income Funds
  (Cost $84)                                          84
                                                  ------

---------------------------------------------------------
                                     Shares      Value($)
---------------------------------------------------------
MONEY MARKET FUND (4.9%)
  STI Classic Prime Quality Money
    Market Fund, 4.820% (b)            87,071         87
                                                  ------
Total Money Market Fund
  (Cost $87)                                          87
                                                  ------
EXCHANGE TRADED FUND (1.3%)
  iShares Russell 2000 Value
    Index Fund                            316         23
                                                  ------
Total Exchange Traded Fund
  (Cost $23)                                          23
                                                  ------
Total Investments
  (Cost $1,653) (a) -- 95.3%                       1,692
Other assets in excess of
  liabilities -- 4.7%                                 83
                                                  ------
Net Assets -- 100.0%                              $1,775
                                                  ======

---------------

*  Non-income producing security.

(a)Cost for federal income tax purposes is the same.
Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation.....................   $ 50
      Unrealized Depreciation.....................    (11)
                                                     ----
      Unrealized Appreciation (Depreciation)......   $ 39
                                                     ====

(b)Affiliate Investment.

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

LIFE VISION TARGET DATE 2035 FUND

--------------------------------------------------------
                                      Shares    Value($)
--------------------------------------------------------
EQUITY FUNDS (92.2%)
  STI Classic Aggressive Growth
    Stock Fund, I Shares* (b)          5,184        60
  STI Classic Capital Appreciation
    Fund, I Shares (b)                15,946       205
  STI Classic Emerging Growth Stock
    Fund, I Shares* (b)                  734         9
  STI Classic International Equity
    Index Fund, I Shares (b)           7,803       128
  STI Classic Large Cap Quantitative
    Equity Fund, I Shares (b)          5,026        68
  STI Classic Large Cap Relative
    Value Fund, I Shares (b)           8,842       158
  STI Classic Large Cap Value Equity
    Fund, I Shares (b)                 4,700        68
  STI Classic Mid-Cap Equity Fund, I
    Shares (b)                         3,828        51
  STI Classic Mid-Cap Value Equity
    Fund, I Shares (b)                 1,909        25
  STI Classic Small Cap Growth Stock
    Fund, I Shares* (b)                  830        17
  STI Classic Small Cap Quantitative
    Equity Fund, I Shares (b)            917         8
                                                  ----
Total Equity Funds
  (Cost $774)                                      797
                                                  ----
FIXED INCOME FUND (1.0%)
  STI Classic Core Bond Fund, I
    Shares (b)                           857         9
                                                  ----
Total Fixed Income Fund
  (Cost $8)                                          9
                                                  ----

--------------------------------------------------------
                                      Shares    Value($)
--------------------------------------------------------
MONEY MARKET FUND (3.9%)
  STI Classic Prime Quality Money
    Market Fund, 4.820% (b)           34,395        34
                                                  ----
Total Money Market Fund
  (Cost $34)                                        34
                                                  ----
EXCHANGE TRADED FUND (1.5%)
  iShares Russell 2000 Value Index
    Fund                                 171        13
                                                  ----
Total Exchange Traded Fund
  (Cost $12)                                        13
                                                  ----
Total Investments
  (Cost $828) (a) -- 98.6%                         853
Other assets in excess of
  liabilities -- 1.4%                               12
                                                  ----
Net Assets -- 100.0%                              $865
                                                  ====

---------------

*  Non-income producing security.

(a)Cost for federal income tax purposes is the same.
Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

       Unrealized Appreciation...................   $31
       Unrealized Depreciation...................    (6)
                                                    ---
       Unrealized Appreciation (Depreciation)....   $25
                                                    ===

(b)Affiliate Investment.

                       See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
STI CLASSIC FUNDS  September 30, 2006  (Amounts in thousands)
(Unaudited)

                                         Aggressive      Capital        Emerging                     International    Large Cap
                                        Growth Stock   Appreciation   Growth Stock   International      Equity       Quantitative
                                            Fund           Fund           Fund        Equity Fund     Index Fund     Equity Fund
                                        ------------   ------------   ------------   -------------   -------------   ------------
Assets:
 Investments, at Cost.................    $271,928      $1,430,160      $ 92,278      $  911,088      $  752,500       $342,836
                                          ========      ==========      ========      ==========      ==========       ========
 Investments, at Value*...............    $300,006      $1,601,389      $ 99,046      $1,120,223      $1,004,731       $356,231
 Cash.................................         104              --            --               1              --             --
 Foreign Currency, at Value (Cost
   $22,124 and $25,315,
   respectively)......................          --              --            --          21,938          25,551             --
 Interest and Dividends Receivable....          42             676            39           2,428           1,794            224
 Receivable for Investment Securities
   Sold...............................       1,357          17,122           659           4,604              --         78,008
 Receivable for Capital Shares Sold...         490           1,234           577             949             658            353
 Reclaims Receivable..................          --              --            --             207             111             --
 Prepaid Expenses and Other Assets....          24              17            24              21              12             29
                                          --------      ----------      --------      ----------      ----------       --------
   Total Assets.......................     302,023       1,620,438       100,345       1,150,371       1,032,857        434,845
                                          --------      ----------      --------      ----------      ----------       --------
Liabilities:
 Payable for Investment Securities
   Purchased..........................          --          32,700         4,223           5,195              --         80,611
 Payable for Capital Shares
   Redeemed...........................         590           3,167           127           1,434             977            644
 Payable upon Return of Securities
   Loaned.............................          --         272,116            --         107,267         133,548             --
 Investment Advisory Fees Payable.....         295           1,010            59             969             350            237
 Administration Fees Payable..........           6              26             1              21              17              7
 Compliance Services Fees Payable.....           1               5            --               4               3              2
 Distribution and Service Fees
   Payable............................           3              56            --              10               6              1
 Custodian Fees Payable...............           7              33             4             138              49             33
 Accrued Expenses.....................          21             128             5              84              80             14
                                          --------      ----------      --------      ----------      ----------       --------
   Total Liabilities..................         923         309,241         4,419         115,122         135,030         81,549
                                          --------      ----------      --------      ----------      ----------       --------
Total Net Assets......................    $301,100      $1,311,197      $ 95,926      $1,035,249      $  897,827       $353,296
                                          ========      ==========      ========      ==========      ==========       ========
Net Assets Consist of:
 Capital..............................    $294,234      $1,089,693      $ 90,639      $  816,501      $  696,990       $336,274
 Accumulated Net Investment Income
   (Loss).............................      (1,153)             87          (218)         11,377          11,030            (11)
 Accumulated Net Realized Gains
   (Losses) on Investments and Foreign
   Currency Transactions..............     (20,059)         50,188        (1,263)         (1,549)        (62,645)         3,638
 Net Unrealized Appreciation on
   Investments and Foreign Currency
   Transactions.......................      28,078         171,229         6,768         208,920         252,452         13,395
                                          --------      ----------      --------      ----------      ----------       --------
Total Net Assets......................    $301,100      $1,311,197      $ 95,926      $1,035,249      $  897,827       $353,296
                                          ========      ==========      ========      ==========      ==========       ========
NET ASSETS:
 I Shares.............................    $296,487      $1,181,770      $ 95,513      $1,014,418      $  886,646       $350,699
 A Shares.............................    $    556      $   87,028      $    297      $   12,596      $    6,082       $  1,273
 C Shares.............................    $  4,057      $   42,399      $    116      $    8,235      $    5,099       $  1,324
SHARES OUTSTANDING (UNLIMITED NUMBER
 OF SHARES AUTHORIZED, NO PAR VALUE):
 I Shares.............................      25,761          91,895         8,245          67,203          53,959         25,816
 A Shares.............................          49           7,114            25             844             374             94
 C Shares.............................         361           3,700            11             585             322            101
NET ASSET VALUE AND REDEMPTION PRICE
 PER SHARE:
 I Shares.............................    $  11.51      $    12.86      $  11.58      $    15.10      $    16.43       $  13.59
 A Shares.............................    $  11.43      $    12.23      $  11.48      $    14.92      $    16.26       $  13.48
 C Shares**...........................    $  11.22      $    11.46      $  11.31      $    14.08      $    15.82       $  13.16
OFFERING PRICE PER SHARE:
 (100%/(100%-maximum sales charge) of
 net asset value adjusted to the
 nearest cent)
 I Shares.............................    $  11.51      $    12.86      $  11.58      $    15.10      $    16.43       $  13.59
 A Shares.............................    $  12.13      $    12.98      $  12.18      $    15.83      $    17.25       $  14.30
 C Shares.............................    $  11.22      $    11.46      $  11.31      $    14.08      $    15.82       $  13.16
Maximum Sales Charge -- A Shares......        5.75%           5.75%         5.75%           5.75%           5.75%          5.75%

* The Capital Appreciation Fund, International Equity Fund and International Equity Index Fund include securities on loan of $264,406, $106,955 and $127,552, respectively.

** Redemption Price Per Share Varies by Length of Time Shares are Held. Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
STI CLASSIC FUNDS  September 30, 2006 (Amounts in thousands)
(Unaudited)

                                              Large Cap       Large Cap     Mid-Cap      Mid-Cap        Quality       Small Cap
                                            Relative Value   Value Equity    Equity    Value Equity   Growth Stock   Growth Stock
                                                 Fund            Fund         Fund         Fund           Fund           Fund
                                            --------------   ------------   --------   ------------   ------------   ------------
Assets:
 Investments, at Cost.....................    $1,439,126      $  922,614    $420,711     $288,903       $ 78,287      $1,601,180
                                              ==========      ==========    ========     ========       ========      ==========
 Investments, at Value*...................    $1,728,156      $1,023,617    $452,660     $293,760       $ 94,727      $1,755,431
 Cash.....................................            --              --       6,040           --             --              --
 Interest and Dividends Receivable........         1,754           1,233         375          400             47             561
 Receivable for Investment Securities
   Sold...................................        17,867           7,748          --        4,707            831          24,300
 Receivable for Capital Shares Sold.......         1,254             520         293           96              2           1,571
 Prepaid Expenses and Other Assets........            12              15          10           15              8              19
                                              ----------      ----------    --------     --------       --------      ----------
   Total Assets...........................     1,749,043       1,033,133     459,378      298,978         95,615       1,781,882
                                              ----------      ----------    --------     --------       --------      ----------
Liabilities:
 Payable for Investment Securities
   Purchased..............................         4,083           5,863       1,460        4,847            749           6,961
 Payable for Capital Shares Redeemed......         2,052           1,901       1,473          804            372           3,230
 Payable upon Return of Securities
   Loaned.................................       143,063         115,837      74,464       39,410          7,149         415,029
 Investment Advisory Fees Payable.........         1,058             575         355          224             61           1,250
 Administration Fees Payable..............            31              18           9            5              2              28
 Compliance Services Fees Payable.........             5               3           1            1             --               5
 Distribution and Service Fees Payable....            69              49          12            6             32              36
 Custodian Fees Payable...................            29              24          21            9              7              41
 Accrued Expenses.........................           141              79          24           23             11             110
                                              ----------      ----------    --------     --------       --------      ----------
   Total Liabilities......................       150,531         124,349      77,819       45,329          8,383         426,690
                                              ----------      ----------    --------     --------       --------      ----------
Total Net Assets..........................    $1,598,512      $  908,784    $381,559     $253,649       $ 87,232      $1,355,192
                                              ==========      ==========    ========     ========       ========      ==========
Net Assets Consist of:
 Capital..................................    $1,200,718      $  783,273    $329,532     $211,553       $256,071      $1,170,954
 Accumulated Net Investment Income
   (Loss).................................           534             459          45          145             (3)         (4,294)
 Accumulated Net Realized Gains (Losses)
   on Investments.........................       108,230          24,049      20,033       37,094       (185,276)         34,281
 Net Unrealized Appreciation on
   Investments............................       289,030         101,003      31,949        4,857         16,440         154,251
                                              ----------      ----------    --------     --------       --------      ----------
Total Net Assets..........................    $1,598,512      $  908,784    $381,559     $253,649       $ 87,232      $1,355,192
                                              ==========      ==========    ========     ========       ========      ==========
NET ASSETS:
 I Shares.................................    $1,479,587      $  805,355    $358,773     $244,821       $ 47,689      $1,271,916
 A Shares.................................    $   46,731      $   61,210    $ 11,731     $  2,812       $    422      $   57,741
 C Shares.................................    $   72,194      $   42,219    $ 11,055     $  6,016       $ 39,121      $   25,535
SHARES OUTSTANDING (UNLIMITED NUMBER OF
 SHARES AUTHORIZED, NO PAR VALUE):
 I Shares.................................        82,897          55,531      26,996       18,340          1,852          62,441
 A Shares.................................         2,595           4,233         920          211             16           2,918
 C Shares.................................         4,095           2,949         938          454          1,636           1,384
NET ASSET VALUE AND REDEMPTION PRICE PER
 SHARE:
 I Shares.................................    $    17.85      $    14.50    $  13.29     $  13.35       $  25.75      $    20.37
 A Shares.................................    $    18.01      $    14.46    $  12.75     $  13.31       $  25.56      $    19.79
 C Shares**...............................    $    17.63      $    14.32    $  11.79     $  13.27       $  23.92      $    18.45
OFFERING PRICE PER SHARE:
 (100%/(100%-maximum sales charge) of net
 asset value adjusted to the nearest cent)
 I Shares.................................    $    17.85      $    14.50    $  13.29     $  13.35       $  25.75      $    20.37
 A Shares.................................    $    19.11      $    15.34    $  13.53     $  14.12       $  27.12      $    21.00
 C Shares.................................    $    17.63      $    14.32    $  11.79     $  13.27       $  23.92      $    18.45
Maximum Sales Charge -- A Shares..........          5.75%           5.75%       5.75%        5.75%          5.75%           5.75%

* The Large Cap Relative Value Fund, Large Cap Value Equity Fund, Mid-Cap Equity Fund, Mid-Cap Value Equity Fund, Quality Growth Stock Fund and Small Cap Growth Stock Fund include securities on loan of $138,299, $115,358, $71,316, $38,070, $6,887 and $398,484, respectively.

** Redemption Price Per Share Varies by Length of Time Shares are Held. Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
STI CLASSIC FUNDS  September 30, 2006 (Amounts in thousands)
(Unaudited)

                                                 Small Cap      Small Cap                Life Vision   Life Vision    Life Vision
                                                Quantitative   Value Equity   Balanced   Aggressive    Conservative   Growth and
                                                Equity Fund        Fund         Fund     Growth Fund       Fund       Income Fund
                                                ------------   ------------   --------   -----------   ------------   -----------
Assets:
 Investments, at Cost.........................    $22,100        $713,737     $ 95,396     $53,154        $8,882       $116,921
                                                  =======        ========     ========     =======        ======       ========
 Investments, at Value*.......................    $22,027        $858,081     $103,762     $64,810        $9,194       $136,184
 Repurchase Agreements, at Cost...............         --              --          152          --            --             --
                                                  -------        --------     --------     -------        ------       --------
 Total Investments............................     22,027         858,081      103,914      64,810         9,194        136,184
 Cash.........................................         --              --          616          --            --             --
 Interest and Dividends Receivable............         30             865          394          13            31            164
 Receivable for Investment Securities Sold....      5,183              --        3,697          --            --             --
 Receivable for Capital Shares Sold...........          1             281           45          51            --            144
 Receivable for Forward Foreign Currency
   Contracts..................................         --              --            7          --            --             --
 Prepaid Expenses and Other Assets............         12              10           11           5             4              7
                                                  -------        --------     --------     -------        ------       --------
   Total Assets...............................     27,253         859,237      108,684      64,879         9,229        136,499
                                                  -------        --------     --------     -------        ------       --------
Liabilities:
 Payable for Investment Securities
   Purchased..................................      5,256              --        4,369          --            --             --
 Payable for Capital Shares Redeemed..........        179           1,422        1,786         184            --            533
 Payable upon Return of Securities Loaned.....         --         119,782       18,847          --            --             --
 Investment Advisory Fees Payable.............         19             685           59           5             1             11
 Administration Fees Payable..................         --              15           --           1            --              3
 Compliance Services Fees Payable.............         --               3           --          --            --             --
 Distribution and Service Fees Payable........         --               9           22           5             4             15
 Custodian Fees Payable.......................         --              24           11           4             3              4
 Accrued Expenses.............................         --              61            8           3            --              3
                                                  -------        --------     --------     -------        ------       --------
   Total Liabilities..........................      5,454         122,001       25,102         202             8            569
                                                  -------        --------     --------     -------        ------       --------
Total Net Assets..............................    $21,799        $737,236     $ 83,582     $64,677        $9,221       $135,930
                                                  =======        ========     ========     =======        ======       ========
Net Assets Consist of:
 Capital......................................    $23,363        $448,568     $ 68,413     $53,080        $8,851       $115,276
 Accumulated Net Investment Income............         22             164          155           1            10             44
 Accumulated Net Realized Gains (Losses) on
   Investments and Foreign Currency
   Transactions...............................     (1,513)        144,160        6,495         (60)           48          1,347
 Net Unrealized Appreciation (Depreciation) on
   Investments, Foreign Currency Transactions
   and Swaps..................................        (73)        144,344        8,519      11,656           312         19,263
                                                  -------        --------     --------     -------        ------       --------
Total Net Assets..............................    $21,799        $737,236     $ 83,582     $64,677        $9,221       $135,930
                                                  =======        ========     ========     =======        ======       ========
NET ASSETS:
 I Shares.....................................    $21,751        $691,532     $ 52,937     $55,338        $2,862       $108,191
 A Shares.....................................    $    37        $  7,221     $  5,304     $ 2,821        $  736       $  6,511
 C Shares.....................................    $    11        $ 38,483     $ 25,341     $ 1,240        $  722       $  4,415
 B Shares.....................................        N/A             N/A          N/A     $ 5,278        $4,901       $ 16,813
SHARES OUTSTANDING (UNLIMITED NUMBER OF SHARES
 AUTHORIZED, NO PAR VALUE):
 I Shares.....................................      2,362          34,589        4,417       4,463           253          8,651
 A Shares.....................................          4             364          440         228            65            522
 C Shares.....................................          1           1,976        2,132         100            64            353
 B Shares.....................................        N/A             N/A          N/A         431           434          1,346
NET ASSET VALUE AND REDEMPTION PRICE PER
 SHARE:
 I Shares.....................................    $  9.21        $  19.99     $  11.99     $ 12.40        $11.27       $  12.51
 A Shares.....................................    $  9.20        $  19.86     $  12.04     $ 12.37        $11.28       $  12.49
 C Shares**...................................    $  9.17        $  19.47     $  11.89     $ 12.39        $11.27       $  12.45
 B Shares**...................................        N/A             N/A          N/A     $ 12.26        $11.28       $  12.49
OFFERING PRICE PER SHARE: (100%/(100%-maximum
 sales charge) of net asset value adjusted to
 the nearest cent)
 I Shares.....................................    $  9.21        $  19.99     $  11.99     $ 12.40        $11.27       $  12.51
 A Shares.....................................    $  9.76        $  21.07     $  12.77     $ 13.12        $11.84       $  13.25
 C Shares.....................................    $  9.17        $  19.47     $  11.89     $ 12.39        $11.27       $  12.45
 B Shares.....................................        N/A             N/A          N/A     $ 12.26        $11.28       $  12.49
Maximum Sales Charge -- A Shares..............       5.75%           5.75%        5.75%       5.75%         4.75%          5.75%

* The Small Cap Value Equity Fund and Balanced Fund include securities on loan of $114,408 and $18,693, respectively.

** Redemption Price Per Share Varies by Length of Time Shares are Held. Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
STI CLASSIC FUNDS  September 30, 2006 (Amounts in thousands)
(Unaudited)

                                                              Life Vision    Life Vision    Life Vision    Life Vision
                                                               Moderate      Target Date    Target Date    Target Date
                                                              Growth Fund     2015 Fund      2025 Fund      2035 Fund
                                                              -----------    -----------    -----------    -----------
Assets:
 Investments, at Cost.......................................   $165,552        $  789         $1,653         $  828
                                                               ========        ======         ======         ======
 Investments, at Value......................................   $185,075        $  818         $1,692         $  853
 Interest and Dividends Receivable..........................        376             1              1             --
 Receivable for Capital Shares Sold.........................        900            --             74              2
 Receivable from Investment Adviser.........................         --             4              4              4
 Prepaid Expenses and Other Assets..........................          5             6              7              7
                                                               --------        ------         ------         ------
   Total Assets.............................................    186,356           829          1,778            866
                                                               --------        ------         ------         ------
Liabilities:
 Payable for Capital Shares Redeemed........................      3,089            --             --             --
 Investment Advisory Fees Payable...........................         15            --             --             --
 Administration Fees Payable................................          4            --             --             --
 Compliance Services Fees Payable...........................          1            --             --             --
 Distribution and Service Fees Payable......................         11            --             --             --
 Custodian Fees Payable.....................................          5             1              1              1
 Accrued Expenses...........................................          2            --              2             --
                                                               --------        ------         ------         ------
   Total Liabilities........................................      3,127             1              3              1
                                                               --------        ------         ------         ------
Total Net Assets............................................   $183,229        $  828         $1,775         $  865
                                                               ========        ======         ======         ======
Net Assets Consist of:
 Capital....................................................   $163,192        $  799         $1,736         $  836
 Accumulated Net Investment Income..........................        116             1             --             --
 Accumulated Net Realized Gains (Losses) on Investments.....        398            (1)            --              4
 Net Unrealized Appreciation on Investments.................     19,523            29             39             25
                                                               --------        ------         ------         ------
Total Net Assets............................................   $183,229        $  828         $1,775         $  865
                                                               ========        ======         ======         ======
NET ASSETS:
 I Shares...................................................   $162,030        $  828         $1,750         $  861
 A Shares...................................................   $  6,297           N/A         $   25         $    4
 C Shares...................................................   $  1,986           N/A            N/A            N/A
 B Shares...................................................   $ 12,916           N/A            N/A            N/A
SHARES OUTSTANDING (UNLIMITED NUMBER OF SHARES AUTHORIZED,
 NO PAR VALUE):
 I Shares...................................................     14,839            75            156             79
 A Shares...................................................        577           N/A              2             --
 C Shares...................................................        182           N/A            N/A            N/A
 B Shares...................................................      1,187           N/A            N/A            N/A
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE:
 I Shares...................................................   $  10.92        $10.98         $11.20         $10.95
 A Shares...................................................   $  10.91           N/A         $11.20         $10.95
 C Shares*..................................................   $  10.89           N/A            N/A            N/A
 B Shares*..................................................   $  10.89           N/A            N/A            N/A
OFFERING PRICE PER SHARE: (100%/(100%-maximum sales charge)
 of net asset value adjusted to the nearest cent)
 I Shares...................................................   $  10.92        $10.98         $11.20         $10.95
 A Shares...................................................   $  11.58           N/A         $11.88         $11.62
 C Shares...................................................   $  10.89           N/A            N/A            N/A
 B Shares...................................................   $  10.89           N/A            N/A            N/A
Maximum Sales Charge -- A Shares............................       5.75%         5.75%          5.75%          5.75%

* Redemption Price Per Share Varies by Length of Time Shares are Held. Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
STI CLASSIC FUNDS For the Period Ended September 30, 2006 (Amounts in thousands)
(Unaudited)

                                           Aggressive      Capital       Emerging                    International    Large Cap
                                          Growth Stock   Appreciation     Growth     International      Equity       Quantitative
                                              Fund           Fund       Stock Fund    Equity Fund     Index Fund     Equity Fund
                                          ------------   ------------   ----------   -------------   -------------   ------------
Investment Income:
  Dividend Income.......................    $    555        $8,806       $    99        $17,081         $15,911        $ 1,926
  Interest Income.......................          84           375            10            361             429             35
  Income from Securities Lending........          --           371            --            921             983             --
  Less: Foreign Taxes Withheld..........          --            --            --         (1,791)         (1,830)            --
                                            --------        ------       -------        -------         -------        -------
    Total Investment Income.............         639         9,552           109         16,572          15,493          1,961
                                            --------        ------       -------        -------         -------        -------
Expenses:
  Investment Advisory Fees..............       1,658         6,300           293          5,684           2,028          1,337
  Administration and Fund Accounting
    Fees................................          38           173             7            129             105             40
  Compliance Services Fees..............           3            12             1              9               8              6
  Distribution Fees -- A Shares.........           1           137            --             21               8              2
  Distribution and Service Fees -- C
    Shares..............................          22           227             1             42              27              7
  Custodian Fees........................           8            11             3            272             274             23
  Professional Fees.....................           7            28             1             22              17              6
  Insurance Fees........................           1             4            --              3               2              1
  Registration Fees.....................           8           (13)            2             19               8              4
  Transfer Agent Fees...................           9            61            --             10               4             --
  Printing Fees.........................          14            45             2             37              28             12
  Trustees' Fees........................           3            15             1             11               9              3
  Other Expenses........................           9             9             1             25              54              5
                                            --------        ------       -------        -------         -------        -------
    Total Expenses......................       1,781         7,009           312          6,284           2,572          1,446
    Less: Administration Fees Waived....          --            (1)           --             (1)             (1)            --
                                            --------        ------       -------        -------         -------        -------
    Net Expenses........................       1,781         7,008           312          6,283           2,571          1,446
                                            --------        ------       -------        -------         -------        -------
Net Investment Income (Loss)............      (1,142)        2,544          (203)        10,289          12,922            515
                                            --------        ------       -------        -------         -------        -------
Realized and Unrealized Gain (Loss) on
  Investments and Foreign Currency
  Transactions:
  Net Realized Gain (Loss) on
    Investments Sold and Foreign
    Currency Transactions...............     (11,189)       (4,048)         (660)        24,899           5,432         (2,785)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments and
    Foreign Currency Transactions.......      (2,605)        5,156        (4,069)         7,142          14,660           (507)
                                            --------        ------       -------        -------         -------        -------
  Net Realized and Unrealized Gain
    (Loss) on Investments and Foreign
    Currency Transactions...............     (13,794)        1,108        (4,729)        32,041          20,092         (3,292)
                                            --------        ------       -------        -------         -------        -------
Change in Net Assets from Operations....    $(14,936)       $3,652       $(4,932)       $42,330         $33,014        $(2,777)
                                            ========        ======       =======        =======         =======        =======

Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
STI CLASSIC FUNDS For the Period Ended September 30, 2006 (Amounts in thousands)
(Unaudited)

                                               Large Cap     Large Cap                    Mid-Cap                      Small Cap
                                                Relative       Value        Mid-Cap        Value      Quality Growth     Growth
                                               Value Fund   Equity Fund   Equity Fund   Equity Fund     Stock Fund     Stock Fund
                                               ----------   -----------   -----------   -----------   --------------   ----------
Investment Income:
  Dividend Income............................   $19,658       $10,158      $  2,948      $  2,769        $    705      $   2,643
  Interest Income............................        --           171           455            --              17            960
  Income from Securities Lending.............       312           166           102            94              13          1,441
                                                -------       -------      --------      --------        --------      ---------
    Total Investment Income..................    19,970        10,495         3,505         2,863             735          5,044
                                                -------       -------      --------      --------        --------      ---------
Expenses:
  Investment Advisory Fees...................     6,321         3,440         2,220         1,331             447          8,577
  Administration and Fund Accounting Fees....       199           112            57            34              13            201
  Compliance Services Fees...................        11             8             4             2               1             14
  Distribution Fees -- A Shares..............        59            94            19             4               1             88
  Distribution and Service Fees -- C
    Shares...................................       371           213            61            31             211            153
  Custodian Fees.............................        13             8            15             4               2             30
  Professional Fees..........................        32            19             9             6               2             32
  Insurance Fees.............................         4             2             1             1              --              4
  Registration Fees..........................        (6)            6            19            13              13             10
  Transfer Agent Fees........................        55            39            26             5              27            149
  Printing Fees..............................        55            31            18            10               5             56
  Trustees' Fees.............................        17            10             5             3               1             17
  Other Expenses.............................         9             6             6             3               3              9
                                                -------       -------      --------      --------        --------      ---------
    Total Expenses...........................     7,140         3,988         2,460         1,447             726          9,340
    Less: Administration Fees Waived.........        (1)           (1)           (1)           --              --             (2)
                                                -------       -------      --------      --------        --------      ---------
    Net Expenses.............................     7,139         3,987         2,459         1,447             726          9,338
                                                -------       -------      --------      --------        --------      ---------
Net Investment Income (Loss).................    12,831         6,508         1,046         1,416               9         (4,294)
                                                -------       -------      --------      --------        --------      ---------
Realized and Unrealized Gain (Loss) on
  Investments:
  Net Realized Gain (Loss) on Investments
    Sold.....................................    39,477        55,137        16,266        21,136           9,313        (28,975)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments............    19,631       (14,881)      (28,676)      (16,612)        (11,255)      (219,785)
                                                -------       -------      --------      --------        --------      ---------
  Net Realized and Unrealized Gain (Loss) on
    Investments..............................    59,108        40,256       (12,410)        4,524          (1,942)      (248,760)
                                                -------       -------      --------      --------        --------      ---------
Change in Net Assets from Operations.........   $71,939       $46,764      $(11,364)     $  5,940        $ (1,933)     $(253,054)
                                                =======       =======      ========      ========        ========      =========

Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
STI CLASSIC FUNDS For the Period Ended September 30, 2006 (Amounts in thousands)
(Unaudited)

                                                Small Cap      Small Cap                 Life Vision   Life Vision    Life Vision
                                               Quantitative      Value       Balanced    Aggressive    Conservative   Growth and
                                               Equity Fund    Equity Fund      Fund      Growth Fund       Fund       Income Fund
                                               ------------   -----------    --------    -----------   ------------   -----------
Investment Income:
  Dividend Income*...........................    $   125       $  6,356       $  406        $274           $190         $1,235
  Interest Income............................          5             77          949          --             --             --
  Income from Securities Lending.............         --            230           46          --             --             --
                                                 -------       --------       ------        ----           ----         ------
    Total Investment Income..................        130          6,663        1,401         274            190          1,235
                                                 -------       --------       ------        ----           ----         ------
Expenses:
  Investment Advisory Fees...................        101          4,319          400          31              5             64
  Administration and Fund Accounting Fees....          2             97           12           8              1             16
  Compliance Services Fees...................         --              7            1           1             --              1
  Distribution Fees -- A Shares..............         --              8            8           4              2              9
  Distribution and Service Fees -- C
    Shares...................................         --             52          138           6              4             18
  Distribution Fees -- B Shares..............                                                 21             19             64
  Custodian Fees.............................         --             12            4           5              3              4
  Professional Fees..........................          1             16            2           1             --              3
  Insurance Fees.............................         --              2           --          --             --             --
  Registration Fees..........................         --              6           16           2             --              2
  Transfer Agent Fees........................         --             21           20           2              1              8
  Printing Fees..............................         --             25            4           3              1              5
  Trustees' Fees.............................         --              8            1           1             --              1
  Other Expenses.............................          1              3            1           1             --              4
                                                 -------       --------       ------        ----           ----         ------
    Total Expenses...........................        105          4,576          607          86             36            199
    Less: Investment Advisory Fees Waived....         --             --          (11)         --             (3)            --
    Less: Administration Fees Waived.........         --             --           (4)         --             --             --
                                                 -------       --------       ------        ----           ----         ------
    Net Expenses.............................        105          4,576          592          86             33            199
                                                 -------       --------       ------        ----           ----         ------
Net Investment Income........................         25          2,087          809         188            157          1,036
                                                 -------       --------       ------        ----           ----         ------
Realized and Unrealized Gain (Loss) on
  Investments, Swaps and Foreign Currency
  Transactions:
  Net Realized Gain (Loss) on Investments
    Sold and Foreign Currency
    Transactions*............................     (1,513)        53,273          366         (30)           (35)           (39)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments, Swaps and
    Foreign Currency Transactions*...........        (73)       (90,525)         110         398             86            963
                                                 -------       --------       ------        ----           ----         ------
  Net Realized and Unrealized Gain (Loss) on
    Investments, Swaps and Foreign Currency
    Transactions.............................     (1,586)       (37,252)         476         368             51            924
                                                 -------       --------       ------        ----           ----         ------
Change in Net Assets from Operations.........    $(1,561)      $(35,165)      $1,285        $556           $208         $1,960
                                                 =======       ========       ======        ====           ====         ======

* Dividend income, capital gain from investments in affiliated investment companies, net realized gain on securities sold and net change in unrealized appreciation on investments for the Life Vision Funds are attributable to the underlying investments in affiliated investment companies.

Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
STI CLASSIC FUNDS For the Period Ended September 30, 2006 (Amounts in thousands)
(Unaudited)

                                                     Life Vision   Life Vision   Life Vision   Life Vision
                                                      Moderate     Target Date   Target Date   Target Date
                                                     Growth Fund    2015 Fund     2025 Fund     2035 Fund
                                                     -----------   -----------   -----------   -----------
Investment Income:
  Dividend Income*.................................    $2,484          $ 6           $ 8           $ 3
                                                       ------          ---           ---           ---
    Total Investment Income........................     2,484            6             8             3
                                                       ------          ---           ---           ---
Expenses:
  Investment Advisory Fees.........................        91           --             1            --
  Administration and Fund Accounting Fees..........        23           --            --            --
  Compliance Services Fees.........................         2           --            --            --
  Distribution Fees -- A Shares....................         9                         --            --
  Distribution and Service Fees -- C Shares........         9
  Distribution Fees -- B Shares....................        50
  Custodian Fees...................................         4            1             2             1
  Professional Fees................................         4           --            --            --
  Registration Fees................................        --            9             8             8
  Transfer Agent Fees..............................         6           --            --            --
  Printing Fees....................................         6           --            --            --
  Trustees' Fees...................................         2           --            --            --
  Other Expenses...................................         1           --            --            --
                                                       ------          ---           ---           ---
    Total Expenses.................................       207           10            11             9
    Less: Investment Advisory Fees
      Waived or Fees Reimbursed....................        --           (9)           (9)           (9)
                                                       ------          ---           ---           ---
    Net Expenses...................................       207            1             2            --
                                                       ------          ---           ---           ---
Net Investment Income..............................     2,277            5             6             3
                                                       ------          ---           ---           ---
Realized and Unrealized Gain (Loss) on Investments:
  Net Realized Gain (Loss) on Investments Sold*....        51           (4)           (2)           (1)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments*.................     1,075           18            21             8
                                                       ------          ---           ---           ---
  Net Realized and Unrealized Gain on
    Investments....................................     1,126           14            19             7
                                                       ------          ---           ---           ---
Change in Net Assets from Operations...............    $3,403          $19           $25           $10
                                                       ======          ===           ===           ===

* Dividend income, capital gain from investments in affiliated investment companies, net realized gain on securities sold and net change in unrealized appreciation on investments for the Life Vision Funds are attributable to the underlying investments in affiliated investment companies.

Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                   Aggressive Growth          Capital Appreciation           Emerging Growth
                                       Stock Fund                     Fund                      Stock Fund
                                ------------------------    -------------------------    ------------------------
                                 04/01/06-     04/01/05-     04/01/06-     04/01/05-      04/01/06-     04/01/05-
                                 09/30/06      03/31/06      09/30/06       03/31/06      09/30/06      03/31/06
                                -----------    ---------    -----------    ----------    -----------    ---------
                                (Unaudited)                 (Unaudited)                  (Unaudited)
Operations:
  Net Investment Income
    (Loss)....................   $ (1,142)     $   (722)    $    2,544     $    2,425      $  (203)      $  (255)
  Net Realized Gain (Loss) on
    Investments Sold and
    Foreign Currency
    Transactions..............    (11,189)       (3,816)        (4,048)        55,310         (660)        1,325
  Net Change in Unrealized
    Appreciation
    (Depreciation) on
    Investments and Foreign
    Currency Transactions.....     (2,605)       27,629          5,156         51,746       (4,069)        9,111
  Net Increase from Payments
    by Affiliates.............         --            --             --             --           --            --
                                 --------      --------     ----------     ----------      -------       -------
  Change in Net Assets from
    Operations................    (14,936)       23,091          3,652        109,481       (4,932)       10,181
                                 --------      --------     ----------     ----------      -------       -------
Dividends and Distributions to
  Shareholders:
  Net Investment Income:
      I Shares................         --            (5)        (2,511)        (2,305)          --            --
      A Shares................         --            --            (66)            --           --            --
      C Shares................         --            --             --             --           --            --
  Net Realized Gains:
      I Shares................         --            --             --        (29,860)          --            --
      A Shares................         --            --             --         (2,465)          --            --
      C Shares................         --            --             --         (1,308)          --            --
                                 --------      --------     ----------     ----------      -------       -------
  Total Dividends and
    Distributions.............         --            (5)        (2,577)       (35,938)          --            --
                                 --------      --------     ----------     ----------      -------       -------
  Change in Net Assets from
    Capital Transactions......     56,070       171,957       (142,730)      (316,585)      52,155        17,908
                                 --------      --------     ----------     ----------      -------       -------
  Change in Net Assets........     41,134       195,043       (141,655)      (243,042)      47,223        28,089
                                 --------      --------     ----------     ----------      -------       -------
Net Assets:
  Beginning of Period.........    259,966        64,923      1,452,852      1,695,894       48,703        20,614
                                 --------      --------     ----------     ----------      -------       -------
  End of Period...............   $301,100      $259,966     $1,311,197     $1,452,852      $95,926       $48,703
                                 ========      ========     ==========     ==========      =======       =======
  Accumulated Net Investment
    Income (Loss), End of
    Period....................   $ (1,153)     $    (11)    $       87     $      120      $  (218)      $   (15)
                                 ========      ========     ==========     ==========      =======       =======

                                     International
                                      Equity Fund
                                ------------------------
                                 04/01/06-     04/01/05-
                                 09/30/06      03/31/06
                                -----------    ---------
                                (Unaudited)
Operations:
  Net Investment Income
    (Loss)....................  $   10,289     $  9,597
  Net Realized Gain (Loss) on
    Investments Sold and
    Foreign Currency
    Transactions..............      24,899       46,895
  Net Change in Unrealized
    Appreciation
    (Depreciation) on
    Investments and Foreign
    Currency Transactions.....       7,142      110,353
  Net Increase from Payments
    by Affiliates.............          --            2
                                ----------     --------
  Change in Net Assets from
    Operations................      42,330      166,847
                                ----------     --------
Dividends and Distributions to
  Shareholders:
  Net Investment Income:
      I Shares................          --       (8,756)
      A Shares................          --          (88)
      C Shares................          --           --
  Net Realized Gains:
      I Shares................          --           --
      A Shares................          --           --
      C Shares................          --           --
                                ----------     --------
  Total Dividends and
    Distributions.............          --       (8,844)
                                ----------     --------
  Change in Net Assets from
    Capital Transactions......      45,685      291,758
                                ----------     --------
  Change in Net Assets........      88,015      449,761
                                ----------     --------
Net Assets:
  Beginning of Period.........     947,234      497,473
                                ----------     --------
  End of Period...............  $1,035,249     $947,234
                                ==========     ========
  Accumulated Net Investment
    Income (Loss), End of
    Period....................  $   11,377     $  1,088
                                ==========     ========

Amounts designated as "--" are either $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                               Aggressive Growth       Capital Appreciation         Emerging Growth            International
                                  Stock Fund                   Fund                   Stock Fund                Equity Fund
                            -----------------------   -----------------------   -----------------------   -----------------------
                             04/01/06-    04/01/05-    04/01/06-    04/01/05-    04/01/06-    04/01/05-    04/01/06-    04/01/05-
                             09/30/06     03/31/06     09/30/06     03/31/06     09/30/06     03/31/06     09/30/06     03/31/06
                            -----------   ---------   -----------   ---------   -----------   ---------   -----------   ---------
                            (Unaudited)               (Unaudited)               (Unaudited)               (Unaudited)
Capital Transactions:
I Shares:
  Proceeds from Shares
    Issued................   $133,511     $193,192     $ 154,992    $ 390,413     $61,325      $25,991     $ 224,373    $ 411,692
  Dividends Reinvested....         --            2         1,371       22,561          --           --            --        2,197
  Cost of Shares
    Redeemed..............    (76,791)     (19,718)     (272,208)    (676,657)     (9,287)      (8,236)     (177,908)    (121,946)
                             --------     --------     ---------    ---------     -------      -------     ---------    ---------
  Change in Net Assets
    from I Shares.........   $ 56,720     $173,476     $(115,845)   $(263,683)    $52,038      $17,755     $  46,465    $ 291,943
                             --------     --------     ---------    ---------     -------      -------     ---------    ---------
A Shares:
  Proceeds from Shares
    Issued................   $  2,767     $    190     $   3,433    $   8,707     $   120      $   116     $  12,061    $   4,921
  Dividends Reinvested....         --           --            63        2,391          --           --            --           77
  Cost of Shares
    Redeemed..............     (2,588)         (43)      (21,131)     (38,114)        (27)         (18)      (12,205)      (3,828)
                             --------     --------     ---------    ---------     -------      -------     ---------    ---------
  Change in Net Assets
    from A Shares.........   $    179     $    147     $ (17,635)   $ (27,016)    $    93      $    98     $    (144)   $   1,170
                             --------     --------     ---------    ---------     -------      -------     ---------    ---------
C Shares:
  Proceeds from Shares
    Issued................   $     46     $    218     $     229    $   1,332     $    57      $    55     $     243    $   1,175
  Dividends Reinvested....         --           --            --        1,268          --           --            --           --
  Cost of Shares
    Redeemed..............       (875)      (1,884)       (9,479)     (28,486)        (33)          --          (879)      (2,530)
                             --------     --------     ---------    ---------     -------      -------     ---------    ---------
  Change in Net Assets
    from C Shares.........   $   (829)    $ (1,666)    $  (9,250)   $ (25,886)    $    24      $    55     $    (636)   $  (1,355)
                             --------     --------     ---------    ---------     -------      -------     ---------    ---------
Change in Net Assets from
  Capital Transactions....   $ 56,070     $171,957     $(142,730)   $(316,585)    $52,155      $17,908     $  45,685    $ 291,758
                             ========     ========     =========    =========     =======      =======     =========    =========
Share Transactions:
I Shares:
  Issued..................     11,774       16,618        12,405       31,807       5,281        2,376        15,231       32,572
  Reinvested..............         --           --           110        1,810          --           --            --          166
  Redeemed................     (6,793)      (1,805)      (21,694)     (54,757)       (805)        (791)      (12,015)      (9,601)
                             --------     --------     ---------    ---------     -------      -------     ---------    ---------
  Change in I Shares......      4,981       14,813        (9,179)     (21,140)      4,476        1,585         3,216       23,137
                             --------     --------     ---------    ---------     -------      -------     ---------    ---------
A Shares:
  Issued..................        262           17           289          745          10           10           845          391
  Reinvested..............         --           --             5          202          --           --            --            6
  Redeemed................       (240)          (4)       (1,764)      (3,241)         (2)          (2)         (825)        (302)
                             --------     --------     ---------    ---------     -------      -------     ---------    ---------
  Change in A Shares......         22           13        (1,470)      (2,294)          8            8            20           95
                             --------     --------     ---------    ---------     -------      -------     ---------    ---------
C Shares:
  Issued..................          4           21            21          121           5            5            17          100
  Reinvested..............         --           --            --          114          --           --            --           --
  Redeemed................        (78)        (178)         (848)      (2,575)         (3)          --           (64)        (217)
                             --------     --------     ---------    ---------     -------      -------     ---------    ---------
  Change in C Shares......        (74)        (157)         (827)      (2,340)          2            5           (47)        (117)
                             --------     --------     ---------    ---------     -------      -------     ---------    ---------
Change in Shares..........      4,929       14,669       (11,476)     (25,774)      4,486        1,598         3,189       23,115
                             ========     ========     =========    =========     =======      =======     =========    =========

Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                    International           Large Cap Quantitative        Large Cap Relative
                                  Equity Index Fund              Equity Fund                  Value Fund
                               ------------------------    ------------------------    -------------------------
                                04/01/06-     04/01/05-     04/01/06-     04/01/05-     04/01/06-     04/01/05-
                                09/30/06      03/31/06      09/30/06      03/31/06      09/30/06       03/31/06
                               -----------    ---------    -----------    ---------    -----------    ----------
                               (Unaudited)                 (Unaudited)                 (Unaudited)
Operations:
  Net Investment Income......   $ 12,922      $ 11,433      $    515      $     93     $   12,831     $   14,557
  Net Realized Gain (Loss) on
    Investments Sold and
    Foreign Currency
    Transactions.............      5,432         5,290        (2,785)       10,158         39,477        110,126
  Net Change in Unrealized
    Appreciation
    (Depreciation) on
    Investments and Foreign
    Currency Transactions....     14,660       132,522          (507)        9,471         19,631         39,541
  Net Increase from Payments
    by Affiliates............         --             7            --            --             --             --
                                --------      --------      --------      --------     ----------     ----------
  Change in Net Assets from
    Operations...............     33,014       149,252        (2,777)       19,722         71,939        164,224
                                --------      --------      --------      --------     ----------     ----------
Dividends and Distributions
  to Shareholders:
  Net Investment Income:
    I Shares.................         --        (9,595)         (540)          (60)       (12,527)       (13,698)
    A Shares.................         --           (84)           --            --           (346)          (388)
    C Shares.................         --            (8)           --            --           (282)           (93)
  Net Realized Gains:
    I Shares.................         --            --            --       (12,525)            --        (52,561)
    A Shares.................         --            --            --           (77)            --         (1,849)
    C Shares.................         --            --            --          (118)            --         (3,290)
                                --------      --------      --------      --------     ----------     ----------
  Total Dividends and
    Distributions............         --        (9,687)         (540)      (12,780)       (13,155)       (71,879)
                                --------      --------      --------      --------     ----------     ----------
  Change in Net Assets from
    Capital Transactions.....     76,148       117,744        69,187       185,415         19,167        284,015
                                --------      --------      --------      --------     ----------     ----------
  Change in Net Assets.......    109,162       257,309        65,870       192,357         77,951        376,360
                                --------      --------      --------      --------     ----------     ----------
Net Assets:
  Beginning of Period........    788,665       531,356       287,426        95,069      1,520,561      1,144,201
                                --------      --------      --------      --------     ----------     ----------
  End of Period..............   $897,827      $788,665      $353,296      $287,426     $1,598,512     $1,520,561
                                ========      ========      ========      ========     ==========     ==========
  Accumulated Net Investment
    Income (Loss), End of
    Period...................   $ 11,030      $   (864)     $    (11)     $     14     $      534     $      858
                                ========      ========      ========      ========     ==========     ==========

                                   Large Cap Value
                                     Equity Fund
                               ------------------------
                                04/01/06-     04/01/05-
                                09/30/06      03/31/06
                               -----------    ---------
                               (Unaudited)
Operations:
  Net Investment Income......   $  6,508      $  14,917
  Net Realized Gain (Loss) on
    Investments Sold and
    Foreign Currency
    Transactions.............     55,137         55,766
  Net Change in Unrealized
    Appreciation
    (Depreciation) on
    Investments and Foreign
    Currency Transactions....    (14,881)        28,775
  Net Increase from Payments
    by Affiliates............         --             --
                                --------      ---------
  Change in Net Assets from
    Operations...............     46,764         99,458
                                --------      ---------
Dividends and Distributions
  to Shareholders:
  Net Investment Income:
    I Shares.................     (5,600)       (13,581)
    A Shares.................       (353)          (989)
    C Shares.................       (105)          (340)
  Net Realized Gains:
    I Shares.................         --             --
    A Shares.................         --             --
    C Shares.................         --             --
                                --------      ---------
  Total Dividends and
    Distributions............     (6,058)       (14,910)
                                --------      ---------
  Change in Net Assets from
    Capital Transactions.....    (10,571)      (127,185)
                                --------      ---------
  Change in Net Assets.......     30,135        (42,637)
                                --------      ---------
Net Assets:
  Beginning of Period........    878,649        921,286
                                --------      ---------
  End of Period..............   $908,784      $ 878,649
                                ========      =========
  Accumulated Net Investment
    Income (Loss), End of
    Period...................   $    459      $       9
                                ========      =========

Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                 International        Large Cap Quantitative      Large Cap Relative          Large Cap Value
                               Equity Index Fund            Equity Fund               Value Fund                Equity Fund
                            -----------------------   -----------------------   -----------------------   -----------------------
                             04/01/06-    04/01/05-    04/01/06-    04/01/05-    04/01/06-    04/01/05-    04/01/06-    04/01/05-
                             09/30/06     03/31/06     09/30/06     03/31/06     09/30/06     03/31/06     09/30/06     03/31/06
                            -----------   ---------   -----------   ---------   -----------   ---------   -----------   ---------
                            (Unaudited)               (Unaudited)               (Unaudited)               (Unaudited)
Capital Transactions:
I Shares:
  Proceeds from Shares
    Issued................   $152,238     $258,434      $94,404     $220,812     $ 222,132    $ 552,868    $ 62,936     $ 135,139
  Dividends Reinvested....         --        5,754          150        4,633         3,718       35,791       4,022         9,868
  Cost of Shares
    Redeemed..............    (72,057)    (144,948)     (25,284)     (40,814)     (196,891)    (286,603)    (64,057)     (244,925)
                             --------     --------      -------     --------     ---------    ---------    --------     ---------
  Change in Net Assets
    from I Shares.........   $ 80,181     $119,240      $69,270     $184,631     $  28,959    $ 302,056    $  2,901     $ (99,918)
                             --------     --------      -------     --------     ---------    ---------    --------     ---------
A Shares:
  Proceeds from Shares
    Issued................   $  3,901     $  1,666      $ 1,518     $    904     $  10,157    $   9,149    $  3,750     $   3,961
  Dividends Reinvested....         --           81           --           68           300        2,010         340           947
  Cost of Shares
    Redeemed..............     (6,864)      (2,293)      (1,433)        (212)      (11,520)     (13,233)    (13,615)      (19,040)
                             --------     --------      -------     --------     ---------    ---------    --------     ---------
  Change in Net Assets
    from A Shares.........   $ (2,963)    $   (546)     $    85     $    760     $  (1,063)   $  (2,074)   $ (9,525)    $ (14,132)
                             --------     --------      -------     --------     ---------    ---------    --------     ---------
C Shares:
  Proceeds from Shares
    Issued................   $    210     $    351      $    33     $    467     $   1,030    $   4,631    $    504     $   1,086
  Dividends Reinvested....         --            7           --          111           268        3,215         101           327
  Cost of Shares
    Redeemed..............     (1,280)      (1,308)        (201)        (554)      (10,027)     (23,813)     (4,552)      (14,548)
                             --------     --------      -------     --------     ---------    ---------    --------     ---------
  Change in Net Assets
    from C Shares.........   $ (1,070)    $   (950)     $  (168)    $     24     $  (8,729)   $ (15,967)   $ (3,947)    $ (13,135)
                             --------     --------      -------     --------     ---------    ---------    --------     ---------
Change in Net Assets from
  Capital Transactions....   $ 76,148     $117,744      $69,187     $185,415     $  19,167    $ 284,015    $(10,571)    $(127,185)
                             ========     ========      =======     ========     =========    =========    ========     =========
Share Transactions:
I Shares:
  Issued..................      9,523       18,710        6,974       16,302        12,904       33,293       4,495        10,604
  Reinvested..............         --          402           11          353           216        2,139         289           757
  Redeemed................     (4,535)     (10,515)      (1,871)      (2,988)      (11,390)     (17,149)     (4,584)      (18,995)
                             --------     --------      -------     --------     ---------    ---------    --------     ---------
  Change in I Shares......      4,988        8,597        5,114       13,667         1,730       18,283         200        (7,634)
                             --------     --------      -------     --------     ---------    ---------    --------     ---------
A Shares:
  Issued..................        250          115          115           67           591          549         270           311
  Reinvested..............         --            6           --            5            17          119          25            73
  Redeemed................       (429)        (167)        (108)         (16)         (655)        (786)       (973)       (1,484)
                             --------     --------      -------     --------     ---------    ---------    --------     ---------
  Change in A Shares......       (179)         (46)           7           56           (47)        (118)       (678)       (1,100)
                             --------     --------      -------     --------     ---------    ---------    --------     ---------
C Shares:
  Issued..................         13           26            3           35            61          284          37            87
  Reinvested..............         --            1           --            9            16          195           7            25
  Redeemed................        (83)        (101)         (16)         (42)         (591)      (1,453)       (330)       (1,152)
                             --------     --------      -------     --------     ---------    ---------    --------     ---------
  Change in C Shares......        (70)         (74)         (13)           2          (514)        (974)       (286)       (1,040)
                             --------     --------      -------     --------     ---------    ---------    --------     ---------
Change in Shares..........      4,739        8,477        5,108       13,725         1,169       17,191        (764)       (9,774)
                             ========     ========      =======     ========     =========    =========    ========     =========

Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                        Mid-Cap                  Mid-Cap Value               Quality Growth
                                      Equity Fund                 Equity Fund                  Stock Fund
                                ------------------------    ------------------------    ------------------------
                                 04/01/06-     04/01/05-     04/01/06-     04/01/05-     04/01/06-     04/01/05-
                                 09/30/06      03/31/06      09/30/06      03/31/06      09/30/06      03/31/06
                                -----------    ---------    -----------    ---------    -----------    ---------
                                (Unaudited)                 (Unaudited)                 (Unaudited)
Operations:
  Net Investment Income
    (Loss)....................   $  1,046      $  1,762      $  1,416      $  2,168      $      9      $   (276)
  Net Realized Gain (Loss) on
    Investments Sold..........     16,266        31,428        21,136        26,814         9,313        17,605
  Net Change in Unrealized
    Appreciation
    (Depreciation) on
    Investments...............    (28,676)       22,166       (16,612)        9,917       (11,255)       (7,295)
                                 --------      --------      --------      --------      --------      --------
  Change in Net Assets from
    Operations................    (11,364)       55,356         5,940        38,899        (1,933)       10,034
                                 --------      --------      --------      --------      --------      --------
Dividends and Distributions to
  Shareholders:
  Net Investment Income:
    I Shares..................     (1,129)       (1,634)       (1,313)       (2,100)          (12)         (463)
    A Shares..................        (16)          (36)          (10)          (15)           --            (2)
    C Shares..................         --            --            (2)          (11)           --           (64)
  Net Realized Gains:
    I Shares..................         --       (14,705)           --       (20,403)           --            --
    A Shares..................         --          (730)           --          (208)           --            --
    C Shares..................         --          (694)           --          (598)           --            --
                                 --------      --------      --------      --------      --------      --------
  Total Dividends and
    Distributions.............     (1,145)      (17,799)       (1,325)      (23,335)          (12)         (529)
                                 --------      --------      --------      --------      --------      --------
  Change in Net Assets from
    Capital Transactions......    (45,899)      158,637        (3,301)       19,071       (34,184)      (53,743)
                                 --------      --------      --------      --------      --------      --------
  Change in Net Assets........    (58,408)      196,194         1,314        34,635       (36,129)      (44,238)
                                 --------      --------      --------      --------      --------      --------
Net Assets:
  Beginning of Period.........    439,967       243,773       252,335       217,700       123,361       167,599
                                 --------      --------      --------      --------      --------      --------
  End of Period...............   $381,559      $439,967      $253,649      $252,335      $ 87,232      $123,361
                                 ========      ========      ========      ========      ========      ========
  Accumulated Net Investment
    Income (Loss), End of
    Period....................   $     45      $    144      $    145      $     54      $     (3)     $     --
                                 ========      ========      ========      ========      ========      ========

                                    Small Cap Growth
                                       Stock Fund
                                -------------------------
                                 04/01/06-     04/01/05-
                                 09/30/06       03/31/06
                                -----------    ----------
                                (Unaudited)
Operations:
  Net Investment Income
    (Loss)....................  $   (4,294)    $   (9,311)
  Net Realized Gain (Loss) on
    Investments Sold..........     (28,975)       129,014
  Net Change in Unrealized
    Appreciation
    (Depreciation) on
    Investments...............    (219,785)       224,874
                                ----------     ----------
  Change in Net Assets from
    Operations................    (253,054)       344,577
                                ----------     ----------
Dividends and Distributions to
  Shareholders:
  Net Investment Income:
    I Shares..................          --             --
    A Shares..................          --             --
    C Shares..................          --             --
  Net Realized Gains:
    I Shares..................          --       (105,684)
    A Shares..................          --         (3,574)
    C Shares..................          --         (2,682)
                                ----------     ----------
  Total Dividends and
    Distributions.............          --       (111,940)
                                ----------     ----------
  Change in Net Assets from
    Capital Transactions......    (129,573)       490,131
                                ----------     ----------
  Change in Net Assets........    (382,627)       722,768
                                ----------     ----------
Net Assets:
  Beginning of Period.........   1,737,819      1,015,051
                                ----------     ----------
  End of Period...............  $1,355,192     $1,737,819
                                ==========     ==========
  Accumulated Net Investment
    Income (Loss), End of
    Period....................  $   (4,294)    $       --
                                ==========     ==========

Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                    Mid-Cap                Mid-Cap Value            Quality Growth           Small Cap Growth
                                  Equity Fund               Equity Fund               Stock Fund                Stock Fund
                            -----------------------   -----------------------   -----------------------   -----------------------
                             04/01/06-    04/01/05-    04/01/06-    04/01/05-    04/01/06-    04/01/05-    04/01/06-    04/01/05-
                             09/30/06     03/31/06     09/30/06     03/31/06     09/30/06     03/31/06     09/30/06     03/31/06
                            -----------   ---------   -----------   ---------   -----------   ---------   -----------   ---------
                            (Unaudited)               (Unaudited)               (Unaudited)               (Unaudited)
Capital Transactions:
I Shares:
  Proceeds from Shares
    Issued................   $  78,956    $250,612     $ 51,255     $ 82,778     $  2,366     $  7,349     $ 305,763    $ 836,404
  Dividends Reinvested....         430       8,646          425       10,665            2           68            --       86,652
  Cost of Shares
    Redeemed..............    (119,305)    (97,492)     (54,882)     (73,941)     (27,786)     (37,892)     (436,432)    (441,501)
                             ---------    --------     --------     --------     --------     --------     ---------    ---------
  Change in Net Assets
    from I Shares.........   $ (39,919)   $161,766     $ (3,202)    $ 19,502     $(25,418)    $(30,475)    $(130,669)   $ 481,555
                             ---------    --------     --------     --------     --------     --------     ---------    ---------
A Shares:
  Proceeds from Shares
    Issued................   $   1,933    $  3,061     $    815     $  1,345     $    109     $    582     $  19,638    $  19,918
  Dividends Reinvested....          15         727            9          187           --            1            --        3,405
  Cost of Shares
    Redeemed..............      (5,908)     (4,203)        (492)        (970)        (151)        (825)      (12,875)     (10,408)
                             ---------    --------     --------     --------     --------     --------     ---------    ---------
  Change in Net Assets
    from A Shares.........   $  (3,960)   $   (415)    $    332     $    562     $    (42)    $   (242)    $   6,763    $  12,915
                             ---------    --------     --------     --------     --------     --------     ---------    ---------
C Shares:
  Proceeds from Shares
    Issued................   $     131    $  1,009     $    407     $    344     $    155     $    550     $     640    $   2,166
  Dividends Reinvested....          --         665            2          576           --           59            --        2,539
  Cost of Shares
    Redeemed..............      (2,151)     (4,388)        (840)      (1,913)      (8,879)     (23,635)       (6,307)      (9,044)
                             ---------    --------     --------     --------     --------     --------     ---------    ---------
  Change in Net Assets
    from C Shares.........   $  (2,020)   $ (2,714)    $   (431)    $   (993)    $ (8,724)    $(23,026)    $  (5,667)   $  (4,339)
                             ---------    --------     --------     --------     --------     --------     ---------    ---------
Change in Net Assets from
  Capital Transactions....   $ (45,899)   $158,637     $ (3,301)    $ 19,071     $(34,184)    $(53,743)    $(129,573)   $ 490,131
                             =========    ========     ========     ========     ========     ========     =========    =========
Share Transactions:
I Shares:
  Issued..................       5,926      19,102        3,932        6,541           92          290        14,032       38,694
  Reinvested..............          33         667           33          871           --            3            --        4,066
  Redeemed................      (8,984)     (7,583)      (4,156)      (5,921)      (1,124)      (1,509)      (21,001)     (20,410)
                             ---------    --------     --------     --------     --------     --------     ---------    ---------
  Change in I Shares......      (3,025)     12,186         (191)       1,491       (1,032)      (1,216)       (6,969)      22,350
                             ---------    --------     --------     --------     --------     --------     ---------    ---------
A Shares:
  Issued..................         155         246           62          107            4           23           933          944
  Reinvested..............           1          58            1           15           --           --            --          164
  Redeemed................        (456)       (341)         (38)         (77)          (6)         (33)         (617)        (498)
                             ---------    --------     --------     --------     --------     --------     ---------    ---------
  Change in A Shares......        (300)        (37)          25           45           (2)         (10)          316          610
                             ---------    --------     --------     --------     --------     --------     ---------    ---------
C Shares:
  Issued..................          11          87           32           27            7           24            31          110
  Reinvested..............          --          58           --           48           --            3            --          131
  Redeemed................        (184)       (380)         (65)        (152)        (379)      (1,016)         (331)        (466)
                             ---------    --------     --------     --------     --------     --------     ---------    ---------
  Change in C Shares......        (173)       (235)         (33)         (77)        (372)        (989)         (300)        (225)
                             ---------    --------     --------     --------     --------     --------     ---------    ---------
Change in Shares..........      (3,498)     11,914         (199)       1,459       (1,406)      (2,215)       (6,953)      22,735
                             =========    ========     ========     ========     ========     ========     =========    =========

Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                  Small Cap
                                 Quantitative        Small Cap Value                                           Life Vision
                                 Equity Fund           Equity Fund                Balanced Fund           Aggressive Growth Fund
                                 ------------    ------------------------    ------------------------    ------------------------
                                  04/03/06*-      04/01/06-     04/01/05-     04/01/06-     04/01/05-     04/01/06-     04/01/05-
                                   09/30/06       09/30/06      03/31/06      09/30/06      03/31/06      09/30/06      03/31/06
                                 ------------    -----------    ---------    -----------    ---------    -----------    ---------
                                 (Unaudited)     (Unaudited)                 (Unaudited)                 (Unaudited)
Operations:
  Net Investment Income........    $    25        $  2,087      $   3,550     $    809      $   3,022      $   188       $   650
  Capital Gain Received from
    Investments in Affiliated
    Investment Companies.......         --              --             --           --             --           --         1,091
  Net Realized Gain (Loss) on
    Investments Sold and
    Foreign Currency
    Transactions...............     (1,513)         53,273        190,190          366          9,135          (30)          959
  Net Change in Unrealized
    Appreciation (Depreciation)
    on Investments, Swaps and
    Foreign Currency
    Transactions...............        (73)        (90,525)        10,943          110         (2,870)         398         4,463
  Net Increase from Payments by
    Affiliates.................         --              --             --           --             71           --            --
                                   -------        --------      ---------     --------      ---------      -------       -------
  Change in Net Assets from
    Operations.................     (1,561)        (35,165)       204,683        1,285          9,358          556         7,163
                                   -------        --------      ---------     --------      ---------      -------       -------
Dividends and Distributions to
  Shareholders:
  Net Investment Income:
    I Shares...................         (3)         (2,110)        (3,434)        (636)        (2,575)        (183)         (583)
    A Shares...................         --             (11)           (13)         (50)          (101)          (5)          (22)
    C Shares...................         --             (75)          (118)        (157)          (312)          --            (5)
    B Shares...................                                                                                 --           (42)
  Net Realized Gains:
    I Shares...................         --              --       (142,285)          --         (8,598)          --          (519)
    A Shares...................         --              --           (974)          --           (380)          --           (26)
    C Shares...................         --              --         (8,202)          --         (2,237)          --            (8)
    B Shares...................                                                                                 --           (64)
                                   -------        --------      ---------     --------      ---------      -------       -------
  Total Dividends and
    Distributions..............         (3)         (2,196)      (155,026)        (843)       (14,203)        (188)       (1,269)
                                   -------        --------      ---------     --------      ---------      -------       -------
  Change in Net Assets from
    Capital Transactions.......     23,363         (38,817)       (11,427)     (23,020)      (139,394)       2,023         5,577
                                   -------        --------      ---------     --------      ---------      -------       -------
  Change in Net Assets.........     21,799         (76,178)        38,230      (22,578)      (144,239)       2,391        11,471
                                   -------        --------      ---------     --------      ---------      -------       -------
Net Assets:
  Beginning of Period..........         --         813,414        775,184      106,160        250,399       62,286        50,815
                                   -------        --------      ---------     --------      ---------      -------       -------
  End of Period................    $21,799        $737,236      $ 813,414     $ 83,582      $ 106,160      $64,677       $62,286
                                   =======        ========      =========     ========      =========      =======       =======
  Accumulated Net Investment
    Income, End of Period......    $    22        $    164      $     273     $    155      $     189      $     1       $     1
                                   =======        ========      =========     ========      =========      =======       =======

* Commencement of operations.

Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                        Small Cap
                                       Quantitative       Small Cap Value                                       Life Vision
                                       Equity Fund          Equity Fund              Balanced Fund        Aggressive Growth Fund
                                       ------------   -----------------------   -----------------------   -----------------------
                                        04/03/06*-     04/01/06-    04/01/05-    04/01/06-    04/01/05-    04/01/06-    04/01/05-
                                         09/30/06      09/30/06     03/31/06     09/30/06     03/31/06     09/30/06     03/31/06
                                       ------------   -----------   ---------   -----------   ---------   -----------   ---------
                                       (Unaudited)    (Unaudited)               (Unaudited)               (Unaudited)
Capital Transactions:
I Shares:
  Proceeds from Shares Issued........    $24,664       $  67,221    $ 173,077    $  5,065     $  30,214     $ 7,999     $ 15,960
  Dividends Reinvested...............          1           1,517      106,300         615        10,973         177        1,089
  Cost of Shares Redeemed............     (1,352)       (104,782)    (290,041)    (22,667)     (163,733)     (5,912)     (12,553)
                                         -------       ---------    ---------    --------     ---------     -------     --------
  Change in Net Assets from I
    Shares...........................    $23,313       $ (36,044)   $ (10,664)   $(16,987)    $(122,546)    $ 2,264     $  4,496
                                         -------       ---------    ---------    --------     ---------     -------     --------
A Shares:
  Proceeds from Shares Issued........    $    39       $   2,621    $   1,825    $     89     $     259     $   289     $    957
  Dividends Reinvested...............         --               7          644          49           473           5           46
  Cost of Shares Redeemed............         --            (549)      (2,054)       (675)       (3,423)       (113)        (711)
                                         -------       ---------    ---------    --------     ---------     -------     --------
  Change in Net Assets from A
    Shares...........................    $    39       $   2,079    $     415    $   (537)    $  (2,691)    $   181     $    292
                                         -------       ---------    ---------    --------     ---------     -------     --------
C Shares:
  Proceeds from Shares Issued........    $    11       $     194    $     696    $    200     $     816     $   201     $  1,184
  Dividends Reinvested...............         --              72        7,953         149         2,443          --           13
  Cost of Shares Redeemed............         --          (5,118)      (9,827)     (5,845)      (17,416)       (118)        (120)
                                         -------       ---------    ---------    --------     ---------     -------     --------
  Change in Net Assets from C
    Shares...........................    $    11       $  (4,852)   $  (1,178)   $ (5,496)    $ (14,157)    $    83     $  1,077
                                         -------       ---------    ---------    --------     ---------     -------     --------
B Shares:
  Proceeds from Shares Issued........                                                                       $   104     $    401
  Dividends Reinvested...............                                                                            --          104
  Cost of Shares Redeemed............                                                                          (609)        (793)
                                                                                                            -------     --------
  Change in Net Assets from B
    Shares...........................                                                                       $  (505)    $   (288)
                                                                                                            -------     --------
Change in Net Assets from Capital
  Transactions.......................    $23,363       $ (38,817)   $ (11,427)   $(23,020)    $(139,394)    $ 2,023     $  5,577
                                         =======       =========    =========    ========     =========     =======     ========
Share Transactions:
I Shares:
  Issued.............................      2,507           3,315        8,501         428         2,483         658        1,378
  Reinvested.........................         --              78        5,755          53           923          15           92
  Redeemed...........................       (145)         (5,247)     (14,423)     (1,925)      (13,467)       (491)      (1,098)
                                         -------       ---------    ---------    --------     ---------     -------     --------
  Change in I Shares.................      2,362          (1,854)        (167)     (1,444)      (10,061)        182          372
                                         -------       ---------    ---------    --------     ---------     -------     --------
A Shares:
  Issued.............................          4             136           89           7            21          24           84
  Reinvested.........................         --              --           35           4            40          --            4
  Redeemed...........................         --             (28)        (102)        (58)         (278)         (9)         (63)
                                         -------       ---------    ---------    --------     ---------     -------     --------
  Change in A Shares.................          4             108           22         (47)         (217)         15           25
                                         -------       ---------    ---------    --------     ---------     -------     --------
C Shares:
  Issued.............................          1              10           35          16            67          17          102
  Reinvested.........................         --               4          442          13           208          --            1
  Redeemed...........................         --            (264)        (496)       (505)       (1,441)        (10)         (10)
                                         -------       ---------    ---------    --------     ---------     -------     --------
  Change in C Shares.................          1            (250)         (19)       (476)       (1,166)          7           93
                                         -------       ---------    ---------    --------     ---------     -------     --------
B Shares:
  Issued.............................                                                                             9           36
  Reinvested.........................                                                                            --            9
  Redeemed...........................                                                                           (50)         (69)
                                                                                                            -------     --------
  Change in B Shares.................                                                                           (41)         (24)
                                                                                                            -------     --------
Change in Shares.....................      2,367          (1,996)        (164)     (1,967)      (11,444)        163          466
                                         =======       =========    =========    ========     =========     =======     ========

* Commencement of operations.

Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                        Life Vision                 Life Vision                 Life Vision
                                     Conservative Fund         Growth and Income Fund       Moderate Growth Fund
                                  ------------------------    ------------------------    ------------------------
                                   04/01/06-     04/01/05-     04/01/06-     04/01/05-     04/01/06-     04/01/05-
                                   09/30/06      03/31/06      09/30/06      03/31/06      09/30/06      03/31/06
                                  -----------    ---------    -----------    ---------    -----------    ---------
                                  (Unaudited)                 (Unaudited)                 (Unaudited)
Operations:
  Net Investment Income.........    $   157       $   262      $  1,036      $  2,089      $  2,277      $  4,178
  Capital Gain Received from
    Investments in Affiliated
    Investment Companies........         --            67            --         1,834            --         1,945
  Net Realized Gain (Loss) on
    Investments Sold............        (35)           28           (39)        1,961            51         3,257
  Net Change in Unrealized
    Appreciation (Depreciation)
    on Investments..............         86            20           963         6,195         1,075         3,923
                                    -------       -------      --------      --------      --------      --------
  Change in Net Assets from
    Operations..................        208           377         1,960        12,079         3,403        13,303
                                    -------       -------      --------      --------      --------      --------
Dividends and Distributions to
  Shareholders:
  Net Investment Income:
    I Shares....................        (56)          (74)         (886)       (1,750)       (2,070)       (3,669)
    A Shares....................        (17)          (36)          (45)          (83)          (69)         (157)
    C Shares....................         (9)          (17)          (17)          (21)          (16)          (20)
    B Shares....................        (76)         (128)          (84)         (204)         (122)         (266)
  Net Realized Gains:
    I Shares....................         --           (14)           --            --            --        (3,087)
    A Shares....................         --            (7)           --            --            --          (163)
    C Shares....................         --            (4)           --            --            --           (26)
    B Shares....................         --           (29)           --            --            --          (315)
                                    -------       -------      --------      --------      --------      --------
  Total Dividends and
    Distributions...............       (158)         (309)       (1,032)       (2,058)       (2,277)       (7,703)
                                    -------       -------      --------      --------      --------      --------
  Change in Net Assets from
    Capital Transactions........     (1,243)        3,691        10,652         6,593         2,234        18,789
                                    -------       -------      --------      --------      --------      --------
  Change in Net Assets..........     (1,193)        3,759        11,580        16,614         3,360        24,389
                                    -------       -------      --------      --------      --------      --------
Net Assets:
  Beginning of Period...........     10,414         6,655       124,350       107,736       179,869       155,480
                                    -------       -------      --------      --------      --------      --------
  End of Period.................    $ 9,221       $10,414      $135,930      $124,350      $183,229      $179,869
                                    =======       =======      ========      ========      ========      ========
  Accumulated Net Investment
    Income, End of Period.......    $    10       $    11      $     44      $     40      $    116      $    116
                                    =======       =======      ========      ========      ========      ========

                                         Life Vision
                                    Target Date 2015 Fund
                                  -------------------------
                                   04/01/06-     10/12/05*-
                                   09/30/06       03/31/06
                                  -----------    ----------
                                  (Unaudited)
Operations:
  Net Investment Income.........     $  5           $  3
  Capital Gain Received from
    Investments in Affiliated
    Investment Companies........       --              3
  Net Realized Gain (Loss) on
    Investments Sold............       (4)            --
  Net Change in Unrealized
    Appreciation (Depreciation)
    on Investments..............       18             11
                                     ----           ----
  Change in Net Assets from
    Operations..................       19             17
                                     ----           ----
Dividends and Distributions to
  Shareholders:
  Net Investment Income:
    I Shares....................       (5)            (2)
    A Shares....................
    C Shares....................
    B Shares....................
  Net Realized Gains:
    I Shares....................       --             --
    A Shares....................
    C Shares....................
    B Shares....................
                                     ----           ----
  Total Dividends and
    Distributions...............       (5)            (2)
                                     ----           ----
  Change in Net Assets from
    Capital Transactions........      544            255
                                     ----           ----
  Change in Net Assets..........      558            270
                                     ----           ----
Net Assets:
  Beginning of Period...........      270             --
                                     ----           ----
  End of Period.................     $828           $270
                                     ====           ====
  Accumulated Net Investment
    Income, End of Period.......     $  1           $  1
                                     ====           ====

* Commencement of operations.

Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                                      Life Vision               Life Vision               Life Vision
                                                   Conservative Fund      Growth and Income Fund     Moderate Growth Fund
                                                -----------------------   -----------------------   -----------------------
                                                 04/01/06-    04/01/05-    04/01/06-    04/01/05-    04/01/06-    04/01/05-
                                                 09/30/06     03/31/06     09/30/06     03/31/06     09/30/06     03/31/06
                                                -----------   ---------   -----------   ---------   -----------   ---------
                                                (Unaudited)               (Unaudited)               (Unaudited)
Capital Transactions:
I Shares:
  Proceeds from Shares Issued.................    $   938      $3,189       $18,387     $ 28,839     $ 25,342     $ 52,916
  Dividends Reinvested........................         54          84           880        1,747        2,050        6,685
  Cost of Shares Redeemed.....................     (1,210)       (613)       (9,790)     (28,075)     (24,659)     (38,674)
                                                  -------      ------       -------     --------     --------     --------
  Change in Net Assets from I Shares..........    $  (218)     $2,660       $ 9,477     $  2,511     $  2,733     $ 20,927
                                                  -------      ------       -------     --------     --------     --------
A Shares:
  Proceeds from Shares Issued.................    $    19      $  717       $ 1,103     $  2,726     $    649     $  2,619
  Dividends Reinvested........................         14          34            45           82           67          311
  Cost of Shares Redeemed.....................       (626)        (42)         (431)      (1,078)        (386)      (5,501)
                                                  -------      ------       -------     --------     --------     --------
  Change in Net Assets from A Shares..........    $  (593)     $  709       $   717     $  1,730     $    330     $ (2,571)
                                                  -------      ------       -------     --------     --------     --------
C Shares:
  Proceeds from Shares Issued.................    $   213      $  930       $ 2,162     $  3,013     $    530     $  1,691
  Dividends Reinvested........................          7          18            15           20           14           43
  Cost of Shares Redeemed.....................       (337)       (115)         (615)        (342)        (248)         (92)
                                                  -------      ------       -------     --------     --------     --------
  Change in Net Assets from C Shares..........    $  (117)     $  833       $ 1,562     $  2,691     $    296     $  1,642
                                                  -------      ------       -------     --------     --------     --------
B Shares:
  Proceeds from Shares Issued.................    $    --      $  120       $    75     $  1,586     $     24     $    620
  Dividends Reinvested........................         63         133            79          193          118          561
  Cost of Shares Redeemed.....................       (378)       (764)       (1,258)      (2,118)      (1,367)      (2,390)
                                                  -------      ------       -------     --------     --------     --------
  Change in Net Assets from B Shares..........    $  (315)     $ (511)      $(1,104)    $   (339)    $ (1,225)    $ (1,209)
                                                  -------      ------       -------     --------     --------     --------
Change in Net Assets from Capital
  Transactions................................    $(1,243)     $3,691       $10,652     $  6,593     $  2,134     $ 18,789
                                                  =======      ======       =======     ========     ========     ========
Share Transactions:
I Shares:
  Issued......................................         83         284         1,492        2,447        2,344        4,953
  Reinvested..................................          5           8            72          146          192          625
  Redeemed....................................       (109)        (55)         (797)      (2,382)      (2,291)      (3,619)
                                                  -------      ------       -------     --------     --------     --------
  Change in I Shares..........................        (21)        237           767          211          245        1,959
                                                  -------      ------       -------     --------     --------     --------
A Shares:
  Issued......................................          2          64            91          232           70          246
  Reinvested..................................          1           3             4            7            6           29
  Redeemed....................................        (56)         (4)          (35)         (91)         (36)        (517)
                                                  -------      ------       -------     --------     --------     --------
  Change in A Shares..........................        (53)         63            60          148           40         (242)
                                                  -------      ------       -------     --------     --------     --------
C Shares:
  Issued......................................         18          83           175          254           49          160
  Reinvested..................................          1           2             1            2            1            4
  Redeemed....................................        (30)        (10)          (51)         (28)         (23)          (9)
                                                  -------      ------       -------     --------     --------     --------
  Change in C Shares..........................        (11)         75           125          228           27          155
                                                  -------      ------       -------     --------     --------     --------
B Shares:
  Issued......................................         (1)         11             7          138            2           59
  Reinvested..................................          6          12             6           16           11           53
  Redeemed....................................        (34)        (68)         (103)        (179)        (127)        (226)
                                                  -------      ------       -------     --------     --------     --------
  Change from B Shares........................        (29)        (45)          (90)         (25)        (114)        (114)
                                                  -------      ------       -------     --------     --------     --------
Change in Shares..............................       (114)        330           862          562          198        1,758
                                                  =======      ======       =======     ========     ========     ========

                                                      Life Vision
                                                 Target Date 2015 Fund
                                                ------------------------
                                                 04/01/06-    10/12/05*-
                                                 09/30/06      03/31/06
                                                -----------   ----------
                                                (Unaudited)
Capital Transactions:
I Shares:
  Proceeds from Shares Issued.................     $624          $255
  Dividends Reinvested........................        5             2
  Cost of Shares Redeemed.....................      (85)           (2)
                                                   ----          ----
  Change in Net Assets from I Shares..........     $544          $255
                                                   ----          ----
A Shares:
  Proceeds from Shares Issued.................
  Dividends Reinvested........................
  Cost of Shares Redeemed.....................
  Change in Net Assets from A Shares..........
C Shares:
  Proceeds from Shares Issued.................
  Dividends Reinvested........................
  Cost of Shares Redeemed.....................
  Change in Net Assets from C Shares..........
B Shares:
  Proceeds from Shares Issued.................
  Dividends Reinvested........................
  Cost of Shares Redeemed.....................
  Change in Net Assets from B Shares..........
Change in Net Assets from Capital
  Transactions................................     $544          $255
                                                   ====          ====
Share Transactions:
I Shares:
  Issued......................................       58            25
  Reinvested..................................       --            --
  Redeemed....................................       (8)           --
                                                   ----          ----
  Change in I Shares..........................       50            25
                                                   ----          ----
A Shares:
  Issued......................................
  Reinvested..................................
  Redeemed....................................
  Change in A Shares..........................
C Shares:
  Issued......................................
  Reinvested..................................
  Redeemed....................................
  Change in C Shares..........................
B Shares:
  Issued......................................
  Reinvested..................................
  Redeemed....................................
  Change from B Shares........................
Change in Shares..............................       50            25
                                                   ====          ====

* Commencement of operations.

Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                                                     Life Vision                  Life Vision
                                                                Target Date 2025 Fund        Target Date 2035 Fund
                                                              -------------------------    -------------------------
                                                               04/01/06-     10/21/05*-     04/01/06-     11/02/05*-
                                                               09/30/06       03/31/06      09/30/06       03/31/06
                                                              -----------    ----------    -----------    ----------
                                                              (Unaudited)                  (Unaudited)
Operations:
  Net Investment Income.....................................    $    6         $    3         $  3           $  3
  Capital Gain Received from Investments in Affiliated
    Investment Companies....................................        --              2           --              4
  Net Realized Gain (Loss) on Investments Sold..............        (2)            --           (1)             1
  Net Change in Unrealized Appreciation (Depreciation) on
    Investments.............................................        21             18            8             17
                                                                ------         ------         ----           ----
  Change in Net Assets from Operations......................        25             23           10             25
                                                                ------         ------         ----           ----
Dividends and Distributions to Shareholders:
  Net Investment Income:
    I Shares................................................        (7)            (2)          (3)            (3)
    A Shares................................................        --                          --
  Net Realized Gains:
    I Shares................................................        --             --           --             --
    A Shares................................................        --                          --
                                                                ------         ------         ----           ----
  Total Dividends and Distributions.........................        (7)            (2)          (3)            (3)
                                                                ------         ------         ----           ----
  Change in Net Assets from Capital Transactions............       647          1,089          268            568
                                                                ------         ------         ----           ----
  Change in Net Assets......................................       665          1,110          275            590
                                                                ------         ------         ----           ----
Net Assets:
  Beginning of Period.......................................     1,110             --          590             --
                                                                ------         ------         ----           ----
  End of Period.............................................    $1,775         $1,110         $865           $590
                                                                ======         ======         ====           ====
  Accumulated Net Investment Income, End of Period..........    $   --         $    1         $ --           $ --
                                                                ======         ======         ====           ====

* Commencement of operations.

Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                                                    Life Vision                Life Vision
                                                               Target Date 2025 Fund      Target Date 2035 Fund
                                                              ------------------------   ------------------------
                                                               04/01/06-    10/21/05*-    04/01/06-    11/02/05*-
                                                               09/30/06      03/31/06     09/30/06      03/31/06
                                                              -----------   ----------   -----------   ----------
                                                              (Unaudited)                (Unaudited)
Capital Transactions:
I Shares:
  Proceeds from Shares Issued...............................     $ 717        $1,096        $275          $634
  Dividends Reinvested......................................         7             2           3             3
  Cost of Shares Redeemed...................................      (102)           (9)        (14)          (69)
                                                                 -----        ------        ----          ----
  Change in Net Assets from I Shares........................     $ 622        $1,089        $264          $568
                                                                 -----        ------        ----          ----
A Shares(1):
  Proceeds from Shares Issued...............................     $  25                      $  4
  Dividends Reinvested......................................        --                        --
  Cost of Shares Redeemed...................................        --                        --
                                                                 -----                      ----
  Change in Net Assets from A Shares........................     $  25                      $  4
                                                                 -----                      ----
Change in Net Assets from Capital Transactions..............     $ 647        $1,089        $268          $568
                                                                 =====        ======        ====          ====
Share Transactions:
I Shares:
  Issued....................................................        64           101          26            61
  Reinvested................................................         1            --          --            --
  Redeemed..................................................        (9)           (1)         (1)           (7)
                                                                 -----        ------        ----          ----
  Change in I Shares........................................        56           100          25            54
                                                                 -----        ------        ----          ----
A Shares(1):
  Issued....................................................         2                        --
  Reinvested................................................        --                        --
  Redeemed..................................................        --                        --
                                                                 -----                      ----
  Change in A Shares........................................         2                        --
                                                                 -----                      ----
Change in Shares............................................        58           100          25            54
                                                                 =====        ======        ====          ====

* Commencement of operations.

(1) A Shares commenced operations on July 12, 2006 and May 4, 2006 for the Life Vision Target Date 2025 Fund and Life Vision Target Date 2035 Fund, respectively.

Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

                                                              Net
                                                           Realized
                                                              and                                     Distributions
                                 Net Asset      Net       Unrealized                     Dividends        from            Total
                                  Value,     Investment      Gains                        from Net      Realized        Dividends
                                 Beginning     Income     (Losses) on       Total From   Investment      Capital           and
                                 of Period     (Loss)     Investments       Operations     Income         Gains       Distributions
                                 ---------   ----------   -----------       ----------   ----------   -------------   -------------
AGGRESSIVE GROWTH STOCK FUND
I Shares
 Period Ended September 30,
 2006*                            $12.24       $(0.04)(a)   $(0.69)(a)        $(0.73)      $   --        $   --          $   --
 Year Ended March 31, 2006          9.89        (0.07)(a)     2.42(a)           2.35           --**          --              --**
 Period Ended March 31, 2005       10.00        (0.06)(a)    (0.05)(a)         (0.11)          --            --              --
 Period Ended May 31, 2004(b)      10.00        (0.02)(a)     0.02(a)             --           --            --              --
A Shares
 Period Ended September 30,
 2006*                             12.16        (0.06)(a)    (0.67)(a)         (0.73)          --            --              --
 Year Ended March 31, 2006          9.84        (0.10)(a)     2.42(a)           2.32           --            --              --
 Period Ended March 31, 2005        9.99        (0.09)(a)    (0.06)(a)         (0.15)          --            --              --
 Period Ended May 31, 2004(b)      10.00        (0.03)(a)     0.02(a)          (0.01)          --            --              --
C Shares
 Period Ended September 30,
 2006*                             12.00        (0.10)(a)    (0.68)(a)         (0.78)          --            --              --
 Year Ended March 31, 2006          9.78        (0.17)(a)     2.39(a)           2.22           --            --              --
 Period Ended March 31, 2005        9.97        (0.15)(a)    (0.04)(a)         (0.19)          --            --              --
 Period Ended May 31, 2004(b)      10.00        (0.04)(a)     0.01(a)          (0.03)          --            --              --
CAPITAL APPRECIATION FUND
I Shares
 Period Ended September 30,
 2006*                             12.83         0.03(a)      0.03(a)           0.06        (0.03)           --           (0.03)
 Year Ended March 31, 2006         12.22         0.03(a)      0.86(a)           0.89        (0.02)        (0.26)          (0.28)
 Period Ended March 31, 2005       12.33         0.03(a)      0.07(a)           0.10        (0.03)        (0.18)          (0.21)
 Year Ended May 31, 2004           11.02        (0.03)(a)     1.34(a)           1.31           --            --              --
 Year Ended May 31, 2003           12.24        (0.03)(a)    (1.19)(a)         (1.22)          --            --              --
 Year Ended May 31, 2002           13.89           --        (1.53)            (1.53)          --         (0.12)          (0.12)
 Year Ended May 31, 2001           17.12        (0.05)       (0.38)            (0.43)          --         (2.80)          (2.80)
A Shares
 Period Ended September 30,
 2006*                             12.20         0.01(a)      0.03(a)           0.04        (0.01)           --           (0.01)
 Year Ended March 31, 2006         11.66        (0.03)(a)     0.83(a)           0.80           --         (0.26)          (0.26)
 Period Ended March 31, 2005       11.82        (0.04)(a)     0.06(a)           0.02           --         (0.18)          (0.18)
 Year Ended May 31, 2004           10.63        (0.10)(a)     1.29(a)           1.19           --            --              --
 Year Ended May 31, 2003           11.89        (0.10)(a)    (1.16)(a)         (1.26)          --            --              --
 Year Ended May 31, 2002           13.59        (0.10)       (1.48)            (1.58)          --         (0.12)          (0.12)
 Year Ended May 31, 2001           16.91        (0.14)       (0.38)            (0.52)          --         (2.80)          (2.80)
C Shares
 Period Ended September 30,
 2006*                             11.46        (0.03)(a)     0.03(a)             --           --            --              --
 Year Ended March 31, 2006         11.04        (0.09)(a)     0.77(a)           0.68           --         (0.26)          (0.26)
 Period Ended March 31, 2005       11.22        (0.07)(a)     0.07(a)             --           --         (0.18)          (0.18)
 Year Ended May 31, 2004           10.15        (0.15)(a)     1.22(a)           1.07           --            --              --
 Year Ended May 31, 2003           11.40        (0.14)(a)    (1.11)(a)         (1.25)          --            --              --
 Year Ended May 31, 2002           13.09        (0.06)       (1.51)            (1.57)          --         (0.12)          (0.12)
 Year Ended May 31, 2001           16.45        (0.16)       (0.40)            (0.56)          --         (2.80)          (2.80)

                                                                                               Ratio of
                                                                                Ratio of      Expenses to
                                                                    Ratio of      Net         Average Net
                                                                      Net      Investment       Assets
                                   Net                              Expenses     Income       (Excluding
                                  Asset                                to      (Loss) to       Waivers,
                                  Value,             Net Assets,    Average     Average     Reimbursements    Portfolio
                                  End of    Total       End of        Net         Net         and Expense     Turnover
                                  Period   Return+   Period (000)   Assets++    Assets++       Offset)++       Rate(+)
                                  ------   -------   ------------   --------   ----------   ---------------   ---------
AGGRESSIVE GROWTH STOCK FUND
I Shares
 Period Ended September 30,
 2006*                            $11.51    (5.96)%   $  296,487      1.17%      (0.74)%          1.17%           28%
 Year Ended March 31, 2006         12.24    23.77        254,412      1.19       (0.61)           1.23            30
 Period Ended March 31, 2005        9.89    (1.10)        58,988      1.22       (0.79)           1.45            42
 Period Ended May 31, 2004(b)      10.00       --         20,501      1.22       (0.74)           1.61             2
A Shares
 Period Ended September 30,
 2006*                             11.43    (6.00)           556      1.47       (1.08)           1.47            28
 Year Ended March 31, 2006         12.16    23.58            331      1.50       (0.94)           1.55            30
 Period Ended March 31, 2005        9.84    (1.50)           140      1.58       (1.14)           5.56            42
 Period Ended May 31, 2004(b)       9.99    (0.10)            49      1.65       (1.25)          11.29+++          2
C Shares
 Period Ended September 30,
 2006*                             11.22    (6.50)         4,057      2.16       (1.73)           2.16            28
 Year Ended March 31, 2006         12.00    22.70          5,223      2.17       (1.63)           2.27            30
 Period Ended March 31, 2005        9.78    (1.91)         5,795      2.19       (1.75)           2.56            42
 Period Ended May 31, 2004(b)       9.97    (0.30)            65      2.10       (1.69)           8.78+++          2
CAPITAL APPRECIATION FUND
I Shares
 Period Ended September 30,
 2006*                             12.86     0.52      1,181,770      0.98        0.43            0.98            41
 Year Ended March 31, 2006         12.83     7.33      1,296,236      1.06        0.22            1.07            74
 Period Ended March 31, 2005       12.22     0.76      1,493,213      1.19        0.31            1.21            72
 Year Ended May 31, 2004           12.33    11.89      1,248,636      1.23       (0.25)           1.24           106
 Year Ended May 31, 2003           11.02    (9.97)     1,090,549      1.22       (0.32)           1.24            69
 Year Ended May 31, 2002           12.24   (11.06)     1,204,445      1.22       (0.54)           1.24            75
 Year Ended May 31, 2001           13.89    (3.74)     1,177,933      1.21       (0.29)           1.24            75
A Shares
 Period Ended September 30,
 2006*                             12.23     0.32         87,028      1.28        0.13            1.28            41
 Year Ended March 31, 2006         12.20     6.97        104,733      1.50       (0.22)           1.50            74
 Period Ended March 31, 2005       11.66     0.15        126,895      1.86       (0.38)           1.90            72
 Year Ended May 31, 2004           11.82    11.19        145,883      1.88       (0.91)           2.00           106
 Year Ended May 31, 2003           10.63   (10.60)       141,488      1.88       (0.98)           2.00            69
 Year Ended May 31, 2002           11.89   (11.68)       163,155      1.88       (1.20)           1.99            75
 Year Ended May 31, 2001           13.59    (4.38)       202,548      1.86       (0.94)           1.99            75
C Shares
 Period Ended September 30,
 2006*                             11.46       --         42,399      1.98       (0.57)           1.98            41
 Year Ended March 31, 2006         11.46     6.27         51,883      2.07       (0.79)           2.08            74
 Period Ended March 31, 2005       11.04    (0.02)        75,786      2.21       (0.74)           2.24            72
 Year Ended May 31, 2004           11.22    10.54        100,472      2.35       (1.38)           2.43           106
 Year Ended May 31, 2003           10.15   (10.96)        94,505      2.35       (1.45)           2.45            69
 Year Ended May 31, 2002           11.40   (12.05)       110,923      2.35       (1.67)           2.39            75
 Year Ended May 31, 2001           13.09    (4.79)       112,497      2.33       (1.41)           2.39            75

      See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.


                                                              Net
                                                           Realized
                                                              and                                     Distributions
                                 Net Asset      Net       Unrealized                     Dividends        from            Total
                                  Value,     Investment      Gains                        from Net      Realized        Dividends
                                 Beginning     Income     (Losses) on       Total From   Investment      Capital           and
                                 of Period     (Loss)     Investments       Operations     Income         Gains       Distributions
                                 ---------   ----------   -----------       ----------   ----------   -------------   -------------
EMERGING GROWTH STOCK FUND
I Shares
 Period Ended September 30,
 2006*                            $12.83       $(0.04)(a)   $(1.21)(a)        $(1.25)      $   --        $   --          $   --
 Year Ended March 31, 2006          9.38        (0.09)(a)     3.54(a)           3.45           --            --              --
 Period Ended March 31, 2005        9.60        (0.08)(a)    (0.14)(a)         (0.22)          --            --              --
 Period Ended May 31, 2004(b)      10.00        (0.03)(a)    (0.37)(a)         (0.40)          --            --              --
A Shares
 Period Ended September 30,
 2006*                             12.74        (0.06)(a)    (1.20)(a)         (1.26)          --            --              --
 Year Ended March 31, 2006          9.34        (0.13)(a)     3.53(a)           3.40           --            --              --
 Period Ended March 31, 2005        9.59        (0.11)(a)    (0.14)(a)         (0.25)          --            --              --
 Period Ended May 31, 2004(b)      10.00        (0.04)(a)    (0.37)(a)         (0.41)          --            --              --
C Shares
 Period Ended September 30,
 2006*                             12.59        (0.10)(a)    (1.18)(a)         (1.28)          --            --              --
 Year Ended March 31, 2006          9.29        (0.20)(a)     3.50(a)           3.30           --            --              --
 Period Ended March 31, 2005        9.58        (0.15)(a)    (0.14)(a)         (0.29)          --            --              --
 Period Ended May 31, 2004(c)      10.14        (0.05)(a)    (0.51)(a)         (0.56)          --            --              --
INTERNATIONAL EQUITY FUND
I Shares
 Period Ended September 30,
 2006*                             14.49         0.15(a)      0.46(a)           0.61           --            --              --
 Year Ended March 31, 2006         11.77         0.16         2.72              2.88        (0.16)           --           (0.16)
 Period Ended March 31, 2005       10.15         0.06         1.67              1.73        (0.11)           --           (0.11)
 Year Ended May 31, 2004            8.00         0.10(a)      2.19(a)           2.29        (0.14)           --           (0.14)
 Year Ended May 31, 2003            9.31         0.07        (1.32)            (1.25)       (0.06)           --           (0.06)
 Year Ended May 31, 2002           10.19         0.19        (1.07)            (0.88)          --            --              --
 Year Ended May 31, 2001           12.56           --        (1.22)            (1.22)       (0.04)        (1.11)          (1.15)
A Shares
 Period Ended September 30,
 2006*                             14.34         0.13(a)      0.45(a)           0.58           --            --              --
 Year Ended March 31, 2006         11.64         0.11         2.70              2.81        (0.11)           --           (0.11)
 Period Ended March 31, 2005       10.03         0.01         1.67              1.68        (0.07)           --           (0.07)
 Year Ended May 31, 2004            7.92         0.04(a)      2.17(a)           2.21        (0.10)           --           (0.10)
 Year Ended May 31, 2003            9.21         0.04        (1.30)            (1.26)       (0.03)           --           (0.03)
 Year Ended May 31, 2002           10.11         0.14        (1.04)            (0.90)          --            --              --
 Year Ended May 31, 2001           12.47        (0.02)       (1.23)            (1.25)          --         (1.11)          (1.11)
C Shares
 Period Ended September 30,
 2006*                             13.58         0.08(a)      0.42(a)           0.50           --            --              --
 Year Ended March 31, 2006         11.01           --         2.57              2.57           --            --              --
 Period Ended March 31, 2005        9.49        (0.02)(a)     1.54(a)           1.52           --**          --              --**
 Year Ended May 31, 2004            7.50        (0.01)(a)     2.06(a)           2.05        (0.06)           --           (0.06)
 Year Ended May 31, 2003            8.75        (0.01)       (1.24)            (1.25)          --            --              --
 Year Ended May 31, 2002            9.68         0.04        (0.97)            (0.93)          --            --              --
 Year Ended May 31, 2001           12.06        (0.16)       (1.11)            (1.27)          --         (1.11)          (1.11)

                                                                                               Ratio of
                                                                                Ratio of      Expenses to
                                                                    Ratio of      Net         Average Net
                                                                      Net      Investment       Assets
                                   Net                              Expenses     Income       (Excluding
                                  Asset                                to      (Loss) to       Waivers,
                                  Value,             Net Assets,    Average     Average     Reimbursements    Portfolio
                                  End of    Total       End of        Net         Net         and Expense     Turnover
                                  Period   Return+   Period (000)   Assets++    Assets++       Offset)++       Rate(+)
                                  ------   -------   ------------   --------   ----------   ---------------   ---------
EMERGING GROWTH STOCK FUND
I Shares
 Period Ended September 30,
 2006*                            $11.58    (9.74)%   $   95,513      1.17%      (0.76)%          1.17%           20%
 Year Ended March 31, 2006         12.83    36.78         48,369      1.20       (0.84)           1.24           107
 Period Ended March 31, 2005        9.38    (2.29)        20,494      1.23       (1.03)           1.51            64
 Period Ended May 31, 2004(b)       9.60    (4.00)        12,891      1.22       (1.04)           1.69            11
A Shares
 Period Ended September 30,
 2006*                             11.48    (9.82)           297      1.46       (1.10)           1.46            20
 Year Ended March 31, 2006         12.74    36.30            227      1.51       (1.16)           1.55           107
 Period Ended March 31, 2005        9.34    (2.61)            86      1.59       (1.40)           6.91            64
 Period Ended May 31, 2004(b)       9.59    (4.10)            39      1.65       (1.46)          13.36+++         11
C Shares
 Period Ended September 30,
 2006*                             11.31   (10.17)           116      2.16       (1.80)           2.16            20
 Year Ended March 31, 2006         12.59    35.52            107      2.17       (1.82)           2.21           107
 Period Ended March 31, 2005        9.29    (3.03)            34      2.11       (1.92)          13.65            64
 Period Ended May 31, 2004(c)       9.58    (5.52)            34      2.11       (1.95)          18.36+++         11
INTERNATIONAL EQUITY FUND
I Shares
 Period Ended September 30,
 2006*                             15.10     4.28      1,014,418      1.23        2.04            1.23            61
 Year Ended March 31, 2006         14.49    24.47#       926,845      1.31        1.40            1.32            59
 Period Ended March 31, 2005       11.77    17.09        480,731      1.38        0.85            1.38            39
 Year Ended May 31, 2004           10.15    28.64        332,180      1.41        1.08            1.41            58
 Year Ended May 31, 2003            8.00   (13.40)       191,041      1.46        0.83            1.46            89
 Year Ended May 31, 2002            9.31    (8.64)       252,991      1.48        0.48            1.48           102
 Year Ended May 31, 2001           10.19   (10.79)       208,120      1.45        0.50            1.45            68
A Shares
 Period Ended September 30,
 2006*                             14.92     4.12         12,596      1.53        1.79            1.53            61
 Year Ended March 31, 2006         14.34    24.15#        11,805      1.62        1.14            1.63            59
 Period Ended March 31, 2005       11.64    16.78          8,480      1.72        0.47            1.75            39
 Year Ended May 31, 2004           10.03    29.97          7,056      1.83        0.46            2.06            58
 Year Ended May 31, 2003            7.92   (13.70)         6,408      1.83        0.59            2.22            89
 Year Ended May 31, 2002            9.21    (8.90)         5,272      1.83       (0.21)           2.08           102
 Year Ended May 31, 2001           10.11   (11.13)         7,517      1.79        0.18            1.97            68
C Shares
 Period Ended September 30,
 2006*                             14.08     3.68          8,235      2.22        1.10            2.22            61
 Year Ended March 31, 2006         13.58    23.34#         8,584      2.31        0.51            2.32            59
 Period Ended March 31, 2005       11.01    16.03          8,248      2.40       (0.21)           2.45            39
 Year Ended May 31, 2004            9.49    27.32          7,606      2.53       (0.15)           2.86            58
 Year Ended May 31, 2003            7.50   (14.29)         5,678      2.53       (0.17)           3.03            89
 Year Ended May 31, 2002            8.75    (9.61)         6,567      2.53       (0.73)           2.93           102
 Year Ended May 31, 2001            9.68   (11.71)         7,765      2.48       (0.51)           2.57            68

      See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.


                                                              Net
                                                           Realized
                                                              and                                     Distributions
                                 Net Asset      Net       Unrealized                     Dividends        from            Total
                                  Value,     Investment      Gains                        from Net      Realized        Dividends
                                 Beginning     Income     (Losses) on       Total From   Investment      Capital           and
                                 of Period     (Loss)     Investments       Operations     Income         Gains       Distributions
                                 ---------   ----------   -----------       ----------   ----------   -------------   -------------
INTERNATIONAL EQUITY INDEX FUND
I Shares
 Period Ended September 30,
 2006*                            $15.81       $ 0.25(a)    $ 0.37(a)         $ 0.62       $   --        $   --          $   --
 Year Ended March 31, 2006         12.83         0.25         2.94              3.19        (0.21)           --           (0.21)
 Period Ended March 31, 2005       11.11         0.08(a)      1.88(a)           1.96        (0.24)           --           (0.24)
 Year Ended May 31, 2004            8.39         0.14(a)      2.71(a)           2.85        (0.13)           --           (0.13)
 Year Ended May 31, 2003            9.76         0.10(a)     (1.43)(a)         (1.33)       (0.04)           --           (0.04)
 Year Ended May 31, 2002           11.18         0.04        (1.43)            (1.39)       (0.03)           --           (0.03)
 Year Ended May 31, 2001           13.97         0.06        (2.69)            (2.63)       (0.07)        (0.09)          (0.16)
A Shares
 Period Ended September 30,
 2006*                             15.66         0.22(a)      0.38(a)           0.60           --            --              --
 Year Ended March 31, 2006         12.69         0.25         2.87              3.12        (0.15)           --           (0.15)
 Period Ended March 31, 2005       10.93         0.04(a)      1.84(a)           1.88        (0.12)           --           (0.12)
 Year Ended May 31, 2004            8.28         0.07(a)      2.68(a)           2.75        (0.10)           --           (0.10)
 Year Ended May 31, 2003            9.64         0.10(a)     (1.45)(a)         (1.35)       (0.01)           --           (0.01)
 Year Ended May 31, 2002           11.05        (0.02)       (1.38)            (1.40)       (0.01)           --           (0.01)
 Year Ended May 31, 2001           13.80        (0.01)       (2.65)            (2.66)          --         (0.09)          (0.09)
C Shares
 Period Ended September 30,
 2006*                             15.29         0.17(a)      0.36(a)           0.53           --            --              --
 Year Ended March 31, 2006         12.37         0.07         2.87              2.94        (0.02)           --           (0.02)
 Period Ended March 31, 2005       10.69        (0.02)(a)     1.80(a)           1.78        (0.10)           --           (0.10)
 Year Ended May 31, 2004            8.10         0.02(a)      2.62(a)           2.64        (0.05)           --           (0.05)
 Year Ended May 31, 2003            9.48         0.01(a)     (1.39)(a)         (1.38)          --            --              --
 Year Ended May 31, 2002           10.93        (0.12)       (1.33)            (1.45)          --            --              --
 Year Ended May 31, 2001           13.74        (0.06)       (2.66)            (2.72)          --         (0.09)          (0.09)
LARGE CAP QUANTITATIVE EQUITY FUND
I Shares
 Period Ended September 30,
 2006*                             13.75         0.02(a)     (0.16)(a)         (0.14)       (0.02)           --           (0.02)
 Year Ended March 31, 2006         13.25         0.01(a)      1.55(a)           1.56           --**       (1.06)          (1.06)
 Period Ended March 31, 2005       12.08        (0.02)(a)     1.91(a)           1.89           --         (0.72)          (0.72)
 Period Ended May 31, 2004(d)      10.00        (0.02)(a)     2.35(a)           2.33           --         (0.25)          (0.25)
A Shares
 Period Ended September 30,
 2006*                             13.65         0.01(a)     (0.18)(a)         (0.17)          --**          --           -- **
 Year Ended March 31, 2006         13.18        (0.02)(a)     1.55(a)           1.53           --         (1.06)          (1.06)
 Period Ended March 31, 2005       12.05        (0.05)(a)     1.90(a)           1.85           --         (0.72)          (0.72)
 Period Ended May 31, 2004(e)      11.35        (0.05)(a)     1.00(a)           0.95           --         (0.25)          (0.25)
C Shares
 Period Ended September 30,
 2006*                             13.37        (0.04)(a)    (0.17)(a)         (0.21)          --            --              --
 Year Ended March 31, 2006         13.03        (0.13)(a)     1.53(a)           1.40           --         (1.06)          (1.06)
 Period Ended March 31, 2005       12.00        (0.13)(a)     1.88(a)           1.75           --         (0.72)          (0.72)
 Period Ended May 31, 2004(f)      11.64        (0.11)(a)     0.72(a)           0.61           --         (0.25)          (0.25)

                                                                                               Ratio of
                                                                                Ratio of      Expenses to
                                                                    Ratio of      Net         Average Net
                                                                      Net      Investment       Assets
                                   Net                              Expenses     Income       (Excluding
                                  Asset                                to      (Loss) to       Waivers,
                                  Value,             Net Assets,    Average     Average     Reimbursements    Portfolio
                                  End of    Total       End of        Net         Net         and Expense     Turnover
                                  Period   Return+   Period (000)   Assets++    Assets++       Offset)++       Rate(+)
                                  ------   -------   ------------   --------   ----------   ---------------   ---------
INTERNATIONAL EQUITY INDEX FUND
I Shares
 Period Ended September 30,
 2006*                            $16.43     3.92%    $  886,646      0.61%       3.13%           0.61%            6%
 Year Ended March 31, 2006         15.81    25.06#       774,008      0.76        1.84            0.78             7
 Period Ended March 31, 2005       12.83    17.68        517,993      0.97        0.81            1.06            21
 Year Ended May 31, 2004           11.11    34.07        351,163      0.98        1.38            1.07            10
 Year Ended May 31, 2003            8.39   (13.63)       248,770      1.03        1.26            1.12            25
 Year Ended May 31, 2002            9.76   (12.43)       287,944      1.04        0.63            1.12            35
 Year Ended May 31, 2001           11.18   (18.90)       236,862      1.06        0.40            1.09            13
A Shares
 Period Ended September 30,
 2006*                             16.26     3.83          6,082      0.91        2.73            0.91             6
 Year Ended March 31, 2006         15.66    24.74#         8,666      1.09        1.58            1.12             7
 Period Ended March 31, 2005       12.69    17.22          7,600      1.36        0.38            1.45            21
 Year Ended May 31, 2004           10.93    33.26         15,037      1.49        0.73            1.61            10
 Year Ended May 31, 2003            8.28   (14.03)         9,877      1.49        1.33            1.87            25
 Year Ended May 31, 2002            9.64   (12.65)         3,222      1.49       (0.12)           1.90            35
 Year Ended May 31, 2001           11.05   (19.31)         3,451      1.46        0.05            1.83            13
C Shares
 Period Ended September 30,
 2006*                             15.82     3.47          5,099      1.61        2.21            1.61             6
 Year Ended March 31, 2006         15.29    23.79#         5,991      1.77        0.94            1.80             7
 Period Ended March 31, 2005       12.37    16.62          5,763      1.99       (0.24)           2.12            21
 Year Ended May 31, 2004           10.69    32.60          5,208      2.14        0.25            2.54            10
 Year Ended May 31, 2003            8.10   (14.56)         3,093      2.14        0.18            2.82            25
 Year Ended May 31, 2002            9.48   (13.27)         3,505      2.14       (0.68)           2.26            35
 Year Ended May 31, 2001           10.93   (19.84)         4,731      2.10       (0.61)           2.15            13
LARGE CAP QUANTITATIVE EQUITY FU
I Shares
 Period Ended September 30,
 2006*                             13.59    (1.00)       350,699      0.91        0.33            0.91           155
 Year Ended March 31, 2006         13.75    12.17        284,727      0.99        0.07            1.02           432
 Period Ended March 31, 2005       13.25    15.84         93,204      1.11       (0.19)           1.26           346
 Period Ended May 31, 2004(d)      12.08    23.43         66,812      1.13       (0.22)           1.33           344
A Shares
 Period Ended September 30,
 2006*                             13.48    (1.14)         1,273      1.16        0.11            1.16           155
 Year Ended March 31, 2006         13.65    11.90          1,181      1.23       (0.17)           1.27           432
 Period Ended March 31, 2005       13.18    15.54            407      1.39       (0.47)           2.37           346
 Period Ended May 31, 2004(e)      12.05     8.48            155      1.55       (0.67)          10.70+++        344
C Shares
 Period Ended September 30,
 2006*                             13.16    (1.57)         1,324      1.91       (0.67)           1.91           155
 Year Ended March 31, 2006         13.37    11.11          1,518      2.00       (0.97)           2.05           432
 Period Ended March 31, 2005       13.03    14.76          1,458      2.13       (1.22)           2.39           346
 Period Ended May 31, 2004(f)      12.00     5.34          1,573      2.30       (1.42)           3.09           344

      See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.


                                                              Net
                                                           Realized
                                                              and                                     Distributions
                                 Net Asset      Net       Unrealized                     Dividends        from            Total
                                  Value,     Investment      Gains                        from Net      Realized        Dividends
                                 Beginning     Income     (Losses) on       Total From   Investment      Capital           and
                                 of Period     (Loss)     Investments       Operations     Income         Gains       Distributions
                                 ---------   ----------   -----------       ----------   ----------   -------------   -------------
LARGE CAP RELATIVE VALUE FUND
I Shares
 Period Ended September 30,
 2006*                            $17.20       $ 0.14       $ 0.66            $ 0.80       $(0.15)       $   --          $(0.15)
 Year Ended March 31, 2006         16.07         0.18         1.83              2.01        (0.18)        (0.70)          (0.88)
 Period Ended March 31, 2005       14.72         0.17         1.74              1.91        (0.18)        (0.38)          (0.56)
 Year Ended May 31, 2004           12.21         0.14(a)      2.50(a)           2.64        (0.13)           --           (0.13)
 Year Ended May 31, 2003           13.80         0.13        (1.60)            (1.47)       (0.12)           --           (0.12)
 Year Ended May 31, 2002           15.05         0.09        (1.26)            (1.17)       (0.08)           --           (0.08)
 Year Ended May 31, 2001           15.53         0.07        (0.04)             0.03        (0.08)        (0.43)          (0.51)
A Shares
 Period Ended September 30,
 2006*                             17.36         0.12         0.66              0.78        (0.13)           --           (0.13)
 Year Ended March 31, 2006         16.21         0.14         1.85              1.99        (0.14)        (0.70)          (0.84)
 Period Ended March 31, 2005       14.83         0.14         1.77              1.91        (0.15)        (0.38)          (0.53)
 Year Ended May 31, 2004           12.31         0.12(a)      2.51(a)           2.63        (0.11)           --           (0.11)
 Year Ended May 31, 2003           13.91         0.11        (1.61)            (1.50)       (0.10)           --           (0.10)
 Year Ended May 31, 2002           15.17         0.06        (1.27)            (1.21)       (0.05)           --           (0.05)
 Year Ended May 31, 2001           15.65         0.04        (0.04)               --        (0.05)        (0.43)          (0.48)
C Shares
 Period Ended September 30,
 2006*                             17.00         0.06         0.64              0.70        (0.07)           --           (0.07)
 Year Ended March 31, 2006         15.89         0.02         1.81              1.83        (0.02)        (0.70)          (0.72)
 Period Ended March 31, 2005       14.54         0.03         1.74              1.77        (0.04)        (0.38)          (0.42)
 Year Ended May 31, 2004           12.08         0.01(a)      2.47(a)           2.48        (0.02)           --           (0.02)
 Year Ended May 31, 2003           13.66           --        (1.56)            (1.56)       (0.02)           --           (0.02)
 Year Ended May 31, 2002           14.96        (0.02)       (1.28)            (1.30)          --            --              --
 Year Ended May 31, 2001           15.49        (0.05)       (0.05)            (0.10)          --         (0.43)          (0.43)
LARGE CAP VALUE EQUITY FUND
I Shares
 Period Ended September 30,
 2006*                             13.85         0.11         0.64              0.75        (0.10)           --           (0.10)
 Year Ended March 31, 2006         12.59         0.23         1.26              1.49        (0.23)           --           (0.23)
 Period Ended March 31, 2005       11.47         0.15         1.15              1.30        (0.18)           --           (0.18)
 Year Ended May 31, 2004            9.73         0.15(a)      1.74(a)           1.89        (0.15)           --           (0.15)
 Year Ended May 31, 2003           11.05         0.15        (1.33)            (1.18)       (0.14)           --           (0.14)
 Year Ended May 31, 2002           11.61         0.12        (0.56)            (0.44)       (0.12)           --           (0.12)
 Year Ended May 31, 2001           10.38         0.19         1.24              1.43        (0.20)           --           (0.20)
A Shares
 Period Ended September 30,
 2006*                             13.82         0.09         0.63              0.72        (0.08)           --           (0.08)
 Year Ended March 31, 2006         12.56         0.19         1.26              1.45        (0.19)           --           (0.19)
 Period Ended March 31, 2005       11.43         0.11         1.16              1.27        (0.14)           --           (0.14)
 Year Ended May 31, 2004            9.70         0.11(a)      1.73(a)           1.84        (0.11)           --           (0.11)
 Year Ended May 31, 2003           11.01         0.12        (1.32)            (1.20)       (0.11)           --           (0.11)
 Year Ended May 31, 2002           11.58         0.08        (0.56)            (0.48)       (0.09)           --           (0.09)
 Year Ended May 31, 2001           10.35         0.14         1.25              1.39        (0.16)           --           (0.16)

                                                                                               Ratio of
                                                                                Ratio of      Expenses to
                                                                    Ratio of      Net         Average Net
                                                                      Net      Investment       Assets
                                   Net                              Expenses     Income       (Excluding
                                  Asset                                to      (Loss) to       Waivers,
                                  Value,             Net Assets,    Average     Average     Reimbursements    Portfolio
                                  End of    Total       End of        Net         Net         and Expense     Turnover
                                  Period   Return+   Period (000)   Assets++    Assets++       Offset)++       Rate(+)
                                  ------   -------   ------------   --------   ----------   ---------------   ---------
LARGE CAP RELATIVE VALUE FUND
I Shares
 Period Ended September 30,
 2006*                            $17.85     4.68%    $1,479,587      0.86%       1.69%           0.86%           29%
 Year Ended March 31, 2006         17.20    12.76      1,396,362      0.90        1.15            0.90            55
 Period Ended March 31, 2005       16.07    12.98      1,010,717      0.96        1.23            0.96            44
 Year Ended May 31, 2004           14.72    21.76        782,665      1.00        1.03            1.00            51
 Year Ended May 31, 2003           12.21   (10.58)       598,862      0.99        1.05            0.99            52
 Year Ended May 31, 2002           13.80    (7.80)       792,557      0.99        0.63            0.99            68
 Year Ended May 31, 2001           15.05     0.11        867,664      0.99        0.49            0.99            73
A Shares
 Period Ended September 30,
 2006*                             18.01     4.52         46,731      1.11        1.48            1.11            29
 Year Ended March 31, 2006         17.36    12.50         45,851      1.15        0.90            1.15            55
 Period Ended March 31, 2005       16.21    12.86         44,743      1.18        0.97            1.23            44
 Year Ended May 31, 2004           14.83    21.45         45,808      1.18        0.84            1.36            51
 Year Ended May 31, 2003           12.31   (10.74)        36,305      1.18        0.88            1.38            52
 Year Ended May 31, 2002           13.91    (7.97)        36,789      1.18        0.44            1.36            68
 Year Ended May 31, 2001           15.17    (0.07)        40,174      1.18        0.30            1.35            73
C Shares
 Period Ended September 30,
 2006*                             17.63     4.11         72,194      1.85        0.68            1.85            29
 Year Ended March 31, 2006         17.00    11.69         78,348      1.90        0.15            1.90            55
 Period Ended March 31, 2005       15.89    12.12         88,741      1.93        0.23            1.99            44
 Year Ended May 31, 2004           14.54    20.58         97,899      1.93        0.09            2.17            51
 Year Ended May 31, 2003           12.08   (11.41)        74,261      1.93        0.11            2.20            52
 Year Ended May 31, 2002           13.66    (8.69)        94,671      1.93       (0.29)           2.16            68
 Year Ended May 31, 2001           14.96    (0.77)        78,376      1.93       (0.45)           2.14            73
LARGE CAP VALUE EQUITY FUND
I Shares
 Period Ended September 30,
 2006*                             14.50     5.46        805,355      0.84        1.55            0.84            47
 Year Ended March 31, 2006         13.85    11.93        766,547      0.85        1.74            0.86           104
 Period Ended March 31, 2005       12.59    11.42        792,677      0.86        1.52            0.86            87
 Year Ended May 31, 2004           11.47    19.58        715,928      0.90        1.40            0.90            67
 Year Ended May 31, 2003            9.73   (10.54)       681,899      0.89        1.68            0.89            46
 Year Ended May 31, 2002           11.05    (3.68)       686,014      0.90        1.13            0.90            60
 Year Ended May 31, 2001           11.61    14.09        704,842      0.90        1.70            0.90            77
A Shares
 Period Ended September 30,
 2006*                             14.46     5.24         61,210      1.14        1.25            1.14            47
 Year Ended March 31, 2006         13.82    11.61         67,845      1.16        1.43            1.17           104
 Period Ended March 31, 2005       12.56    11.18         75,462      1.20        1.18            1.20            87
 Year Ended May 31, 2004           11.43    19.10         73,257      1.28        1.01            1.31            67
 Year Ended May 31, 2003            9.70   (10.85)        65,294      1.28        1.29            1.32            46
 Year Ended May 31, 2002           11.01    (4.14)        75,697      1.28        0.74            1.31            60
 Year Ended May 31, 2001           11.58    13.63         85,584      1.28        1.31            1.31            77

      See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.


                                                              Net
                                                           Realized
                                                              and                                     Distributions
                                 Net Asset      Net       Unrealized                     Dividends        from            Total
                                  Value,     Investment      Gains                        from Net      Realized        Dividends
                                 Beginning     Income     (Losses) on       Total From   Investment      Capital           and
                                 of Period     (Loss)     Investments       Operations     Income         Gains       Distributions
                                 ---------   ----------   -----------       ----------   ----------   -------------   -------------
LARGE CAP VALUE EQUITY FUND
C Shares
 Period Ended September 30,
 2006*                            $13.68       $ 0.04       $ 0.63            $ 0.67       $(0.03)       $   --          $(0.03)
 Year Ended March 31, 2006         12.43         0.09         1.25              1.34        (0.09)           --           (0.09)
 Period Ended March 31, 2005       11.31         0.03         1.15              1.18        (0.06)           --           (0.06)
 Year Ended May 31, 2004            9.60         0.03(a)      1.72(a)           1.75        (0.04)           --           (0.04)
 Year Ended May 31, 2003           10.90         0.05        (1.31)            (1.26)       (0.04)           --           (0.04)
 Year Ended May 31, 2002           11.46           --        (0.55)            (0.55)       (0.01)           --           (0.01)
 Year Ended May 31, 2001           10.24         0.04         1.26              1.30        (0.08)           --           (0.08)
MID-CAP EQUITY FUND
I Shares
 Period Ended September 30,
 2006*                             13.67         0.04        (0.38)            (0.34)       (0.04)           --           (0.04)
 Year Ended March 31, 2006         12.03         0.07         2.26              2.33        (0.07)        (0.62)          (0.69)
 Period Ended March 31, 2005       10.32         0.07         1.70              1.77        (0.06)           --           (0.06)
 Year Ended May 31, 2004            8.74         0.06(a)      1.57(a)           1.63        (0.05)           --           (0.05)
 Year Ended May 31, 2003            9.79        (0.03)(a)    (1.02)(a)****     (1.05)****       --           --              --
 Year Ended May 31, 2002           10.95         0.01        (1.17)            (1.16)          --            --              --
 Year Ended May 31, 2001           14.10        (0.03)       (0.61)            (0.64)          --         (2.51)          (2.51)
A Shares
 Period Ended September 30,
 2006*                             13.12         0.02        (0.37)            (0.35)       (0.02)           --           (0.02)
 Year Ended March 31, 2006         11.57         0.03         2.17              2.20        (0.03)        (0.62)          (0.65)
 Period Ended March 31, 2005        9.92         0.02         1.64              1.66        (0.01)           --           (0.01)
 Year Ended May 31, 2004            8.42         0.02(a)      1.51(a)           1.53        (0.03)           --           (0.03)
 Year Ended May 31, 2003            9.47        (0.05)(a)    (1.00)(a)         (1.05)          --            --              --
 Year Ended May 31, 2002           10.64        (0.03)       (1.14)            (1.17)          --            --              --
 Year Ended May 31, 2001           13.82        (0.05)       (0.62)            (0.67)          --         (2.51)          (2.51)
C Shares
 Period Ended September 30,
 2006*                             12.15           --        (0.36)            (0.36)          --            --              --
 Year Ended March 31, 2006         10.81           --         1.96              1.96           --         (0.62)          (0.62)
 Period Ended March 31, 2005        9.30         0.01         1.50              1.51           --            --              --
 Year Ended May 31, 2004            7.92        (0.04)(a)     1.43(a)           1.39        (0.01)           --           (0.01)
 Year Ended May 31, 2003            8.97        (0.10)(a)    (0.95)(a)         (1.05)          --            --              --
 Year Ended May 31, 2002           10.14         0.02        (1.19)            (1.17)          --            --              --
 Year Ended May 31, 2001           13.35        (0.07)       (0.63)            (0.70)          --         (2.51)          (2.51)
MID-CAP VALUE EQUITY FUND
I Shares
 Period Ended September 30,
 2006*                             13.14         0.08         0.20              0.28        (0.07)           --           (0.07)
 Year Ended March 31, 2006         12.27         0.13         2.15              2.28        (0.13)        (1.28)          (1.41)
 Period Ended March 31, 2005       10.95         0.11         1.33              1.44        (0.12)           --           (0.12)
 Year Ended May 31, 2004            8.62         0.05(a)      2.33(a)           2.38        (0.05)           --           (0.05)
 Year Ended May 31, 2003           10.95         0.05        (2.16)            (2.11)       (0.04)        (0.18)          (0.22)
 Period Ended May 31, 2002(g)      10.00         0.02         0.94              0.96        (0.01)           --           (0.01)

                                                                                               Ratio of
                                                                                Ratio of      Expenses to
                                                                    Ratio of      Net         Average Net
                                                                      Net      Investment       Assets
                                   Net                              Expenses     Income       (Excluding
                                  Asset                                to      (Loss) to       Waivers,
                                  Value,             Net Assets,    Average     Average     Reimbursements    Portfolio
                                  End of    Total       End of        Net         Net         and Expense     Turnover
                                  Period   Return+   Period (000)   Assets++    Assets++       Offset)++       Rate(+)
                                  ------   -------   ------------   --------   ----------   ---------------   ---------
LARGE CAP VALUE EQUITY FUND
C Shares
 Period Ended September 30,
 2006*                            $14.32     4.94%    $   42,219      1.84%       0.55%           1.84%           47%
 Year Ended March 31, 2006         13.68    10.86         44,257      1.85        0.74            1.86           104
 Period Ended March 31, 2005       12.43    10.46         53,147      1.88        0.49            1.89            87
 Year Ended May 31, 2004           11.31    18.27         57,403      2.02        0.27            2.07            67
 Year Ended May 31, 2003            9.60   (11.56)        49,007      2.02        0.55            2.10            46
 Year Ended May 31, 2002           10.90    (4.82)        59,392      2.02          --            2.05            60
 Year Ended May 31, 2001           11.46    12.85         65,895      2.01        0.59            2.05            77
MID-CAP EQUITY FUND
I Shares
 Period Ended September 30,
 2006*                             13.29    (2.51)       358,773      1.07        0.51            1.07           141
 Year Ended March 31, 2006         13.67    19.68        410,459      1.12        0.63            1.13           138
 Period Ended March 31, 2005       12.03    17.17        214,660      1.20        0.64            1.22            68
 Year Ended May 31, 2004           10.32    18.70        177,128      1.23        0.64            1.26           126
 Year Ended May 31, 2003            8.74   (10.73)       118,092      1.22       (0.31)           1.25           144
 Year Ended May 31, 2002            9.79   (10.59)       171,813      1.22       (0.18)           1.24            87
 Year Ended May 31, 2001           10.95    (6.92)       156,111      1.21       (0.24)           1.25           100
A Shares
 Period Ended September 30,
 2006*                             12.75    (2.69)        11,731      1.37        0.19            1.37           141
 Year Ended March 31, 2006         13.12    19.32         16,009      1.47        0.25            1.48           138
 Period Ended March 31, 2005       11.57    16.79         14,556      1.63        0.21            1.68            68
 Year Ended May 31, 2004            9.92    18.16         17,125      1.68        0.20            1.87           126
 Year Ended May 31, 2003            8.42   (11.09)        12,137      1.68       (0.68)           1.92           144
 Year Ended May 31, 2002            9.47   (11.00)        10,766      1.68       (0.63)           1.89            87
 Year Ended May 31, 2001           10.64    (7.34)        12,316      1.66       (0.69)           1.86           100
C Shares
 Period Ended September 30,
 2006*                             11.79    (2.96)        11,055      2.07       (0.50)           2.07           141
 Year Ended March 31, 2006         12.15    18.44         13,499      2.13       (0.42)           2.14           138
 Period Ended March 31, 2005       10.81    16.24         14,557      2.21       (0.37)           2.28            68
 Year Ended May 31, 2004            9.30    17.51         15,998      2.28       (0.41)           2.54           126
 Year Ended May 31, 2003            7.92   (11.71)        12,013      2.28       (1.33)           2.60           144
 Year Ended May 31, 2002            8.97   (11.54)        13,937      2.28       (1.23)           2.50            87
 Year Ended May 31, 2001           10.14    (7.88)        12,910      2.26       (1.29)           2.46           100
MID-CAP VALUE EQUITY FUND
I Shares
 Period Ended September 30,
 2006*                             13.35     2.12        244,821      1.06        1.09            1.06            87
 Year Ended March 31, 2006         13.14    19.49        243,534      1.13        1.03            1.16           169
 Period Ended March 31, 2005       12.27    13.25        209,088      1.22        1.19            1.32           117
 Year Ended May 31, 2004           10.95    27.71        147,185      1.26        0.53            1.36            95
 Year Ended May 31, 2003            8.62   (19.05)        99,854      1.25        0.63            1.35            71
 Period Ended May 31, 2002(g)      10.95     9.65        174,859      1.27        0.29            1.37            30

      See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.


                                                              Net
                                                           Realized
                                                              and                                     Distributions
                                 Net Asset      Net       Unrealized                     Dividends        from            Total
                                  Value,     Investment      Gains                        from Net      Realized        Dividends
                                 Beginning     Income     (Losses) on       Total From   Investment      Capital           and
                                 of Period     (Loss)     Investments       Operations     Income         Gains       Distributions
                                 ---------   ----------   -----------       ----------   ----------   -------------   -------------
MID-CAP VALUE EQUITY FUND
A Shares
 Period Ended September 30,
 2006*                            $13.10       $ 0.06       $ 0.20            $ 0.26       $(0.05)       $   --          $(0.05)
 Year Ended March 31, 2006         12.24         0.09         2.14              2.23        (0.09)        (1.28)          (1.37)
 Period Ended March 31, 2005       10.94         0.08         1.31              1.39        (0.09)           --           (0.09)
 Period Ended May 31, 2004(h)       9.39         0.02(a)      1.55(a)           1.57        (0.02)           --           (0.02)
C Shares
 Period Ended September 30,
 2006*                             13.06         0.01         0.20              0.21           --**          --              --**
 Year Ended March 31, 2006         12.21         0.02         2.13              2.15        (0.02)        (1.28)          (1.30)
 Period Ended March 31, 2005       10.90         0.04         1.32              1.36        (0.05)           --           (0.05)
 Year Ended May 31, 2004            8.58        (0.01)(a)     2.33(a)           2.32           --**          --              --**
 Year Ended May 31, 2003           10.92         0.01        (2.16)            (2.15)       (0.01)        (0.18)          (0.19)
 Period Ended May 31, 2002(g)      10.00        (0.01)        0.93              0.92           --            --              --
QUALITY GROWTH STOCK FUND
I Shares
 Period Ended September 30,
 2006*                             25.83         0.05(a)     (0.12)(a)         (0.07)       (0.01)           --           (0.01)
 Year Ended March 31, 2006         24.14           --         1.82              1.82        (0.13)           --           (0.13)
 Period Ended March 31, 2005       23.31         0.10(a)      0.77(a)           0.87        (0.04)           --           (0.04)
 Year Ended May 31, 2004           20.78        (0.06)(a)     2.59(a)           2.53           --            --              --
 Year Ended May 31, 2003           23.25           --(a)     (2.47)(a)         (2.47)          --            --              --
 Year Ended May 31, 2002           26.74        (0.02)       (3.47)            (3.49)          --            --              --
 Year Ended May 31, 2001           33.10        (0.03)       (6.33)            (6.36)          --            --              --
A Shares
 Period Ended September 30,
 2006*                             25.67         0.02(a)     (0.13)(a)         (0.11)          --            --              --
 Year Ended March 31, 2006         24.02        (0.05)        1.78              1.73        (0.08)           --           (0.08)
 Period Ended March 31, 2005       23.26         0.03(a)      0.77(a)           0.80        (0.04)           --           (0.04)
 Period Ended May 31, 2004(i)      22.32        (0.10)(a)     1.04(a)           0.94           --            --              --
C Shares
 Period Ended September 30,
 2006*                             24.11        (0.07)(a)    (0.12)(a)         (0.19)          --            --              --
 Year Ended March 31, 2006         22.67        (0.11)        1.57              1.46        (0.02)           --           (0.02)
 Period Ended March 31, 2005       22.04        (0.09)(a)     0.72(a)           0.63           --            --              --
 Year Ended May 31, 2004           19.85        (0.29)(a)     2.48(a)           2.19           --            --              --
 Year Ended May 31, 2003           22.45        (0.20)(a)    (2.40)(a)         (2.60)          --            --              --
 Year Ended May 31, 2002           26.10        (0.41)       (3.24)            (3.65)          --            --              --
 Year Ended May 31, 2001           32.65        (0.36)       (6.19)            (6.55)          --            --              --

                                                                                               Ratio of
                                                                                Ratio of      Expenses to
                                                                    Ratio of      Net         Average Net
                                                                      Net      Investment       Assets
                                   Net                              Expenses     Income       (Excluding
                                  Asset                                to      (Loss) to       Waivers,
                                  Value,             Net Assets,    Average     Average     Reimbursements    Portfolio
                                  End of    Total       End of        Net         Net         and Expense     Turnover
                                  Period   Return+   Period (000)   Assets++    Assets++       Offset)++       Rate(+)
                                  ------   -------   ------------   --------   ----------   ---------------   ---------
MID-CAP VALUE EQUITY FUND
A Shares
 Period Ended September 30,
 2006*                            $13.31     1.99%    $    2,812      1.46%       0.85%           1.46%           87%
 Year Ended March 31, 2006         13.10    19.09          2,435      1.46        0.72            1.49           169
 Period Ended March 31, 2005       12.24    12.73          1,724      1.62        0.74            1.93           117
 Period Ended May 31, 2004(h)      10.94    16.73            610      1.60        0.24            4.23            95
C Shares
 Period Ended September 30,
 2006*                             13.27     1.64          6,016      2.06        0.08            2.06            87
 Year Ended March 31, 2006         13.06    18.47          6,366      2.03        0.13            2.17           169
 Period Ended March 31, 2005       12.21    12.47          6,888      1.91        0.54            2.39           117
 Year Ended May 31, 2004           10.90    27.06          7,880      1.90       (0.11)           2.74            95
 Year Ended May 31, 2003            8.58   (19.58)         5,744      1.90        0.03            2.85            71
 Period Ended May 31, 2002(g)      10.92     9.24          5,465      1.89       (0.31)           2.72            30
QUALITY GROWTH STOCK FUND
I Shares
 Period Ended September 30,
 2006*                             25.75    (0.28)        47,689      0.98        0.42            0.98            47
 Year Ended March 31, 2006         25.83     7.54         74,481      1.07        0.21            1.08            82
 Period Ended March 31, 2005       24.14     3.74         98,982      1.22        0.52            1.25            51
 Year Ended May 31, 2004           23.31    12.18        144,732      1.25       (0.28)           1.25            49
 Year Ended May 31, 2003           20.78   (10.62)       198,429      1.24       (0.01)           1.24            58
 Year Ended May 31, 2002           23.25   (13.05)       244,707      1.24       (0.10)           1.24            69
 Year Ended May 31, 2001           26.74   (19.21)       460,311      1.24       (0.10)           1.25           103
A Shares
 Period Ended September 30,
 2006*                             25.56    (0.43)           422      1.28        0.15            1.28            47
 Year Ended March 31, 2006         25.67     7.21            468      1.39       (0.11)           1.41            82
 Period Ended March 31, 2005       24.02     3.42            667      1.62        0.13            2.00            51
 Period Ended May 31, 2004(i)      23.26     4.21            365      1.65       (0.71)           4.48+++         49
C Shares
 Period Ended September 30,
 2006*                             23.92    (0.79)        39,121      1.98       (0.57)           1.98            47
 Year Ended March 31, 2006         24.11     6.46         48,412      2.07       (0.80)           2.08            82
 Period Ended March 31, 2005       22.67     2.86         67,950      2.23       (0.47)           2.28            51
 Year Ended May 31, 2004           22.04    11.03         92,966      2.31       (1.34)           2.41            49
 Year Ended May 31, 2003           19.85   (11.58)       110,085      2.31       (1.07)           2.40            58
 Year Ended May 31, 2002           22.45   (13.98)       167,973      2.31       (1.16)           2.36            69
 Year Ended May 31, 2001           26.10   (20.06)       233,496      2.30       (1.15)           2.34           103

      See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.


                                                              Net
                                                           Realized
                                                              and                                     Distributions
                                 Net Asset      Net       Unrealized                     Dividends        from            Total
                                  Value,     Investment      Gains                        from Net      Realized        Dividends
                                 Beginning     Income     (Losses) on       Total From   Investment      Capital           and
                                 of Period     (Loss)     Investments       Operations     Income         Gains       Distributions
                                 ---------   ----------   -----------       ----------   ----------   -------------   -------------
SMALL CAP GROWTH STOCK FUND
I Shares
 Period Ended September 30,
 2006*                            $23.65       $(0.06)      $(3.22)           $(3.28)      $   --        $   --          $   --
 Year Ended March 31, 2006         19.99        (0.14)(a)     5.46(a)           5.32           --         (1.66)          (1.66)
 Period Ended March 31, 2005       20.25        (0.08)(a)     2.27(a)           2.19           --         (2.45)          (2.45)
 Year Ended May 31, 2004           15.19        (0.16)(a)     5.22(a)           5.06           --            --              --
 Year Ended May 31, 2003           17.28        (0.12)(a)    (1.72)(a)         (1.84)          --         (0.25)          (0.25)
 Year Ended May 31, 2002           18.37           --        (1.02)            (1.02)          --         (0.07)          (0.07)
 Year Ended May 31, 2001           18.30        (0.18)        1.71              1.53           --         (1.46)          (1.46)
A Shares
 Period Ended September 30,
 2006*                             23.02        (0.06)       (3.17)            (3.23)          --            --              --
 Year Ended March 31, 2006         19.56        (0.21)(a)     5.33(a)           5.12           --         (1.66)          (1.66)
 Period Ended March 31, 2005       19.92        (0.14)(a)     2.23(a)           2.09           --         (2.45)          (2.45)
 Year Ended May 31, 2004           15.00        (0.22)(a)     5.14(a)           4.92           --            --              --
 Year Ended May 31, 2003           17.12        (0.17)(a)    (1.70)(a)         (1.87)          --         (0.25)          (0.25)
 Year Ended May 31, 2002           18.26        (0.17)       (0.90)            (1.07)          --         (0.07)          (0.07)
 Year Ended May 31, 2001           18.27        (0.59)        2.04              1.45           --         (1.46)          (1.46)
C Shares
 Period Ended September 30,
 2006*                             21.53        (0.06)       (3.02)            (3.08)          --            --              --
 Year Ended March 31, 2006         18.51        (0.33)(a)     5.01(a)           4.68           --         (1.66)          (1.66)
 Period Ended March 31, 2005       19.06        (0.23)(a)     2.13(a)           1.90           --         (2.45)          (2.45)
 Year Ended May 31, 2004           14.45        (0.34)(a)     4.95(a)           4.61           --            --              --
 Year Ended May 31, 2003           16.62        (0.26)(a)    (1.66)(a)         (1.92)          --         (0.25)          (0.25)
 Year Ended May 31, 2002           17.85        (0.02)       (1.14)            (1.16)          --         (0.07)          (0.07)
 Year Ended May 31, 2001           18.00        (0.25)        1.56              1.31           --         (1.46)          (1.46)
SMALL CAP QUANTITATIVE EQUITY FUND
I Shares
 Period Ended September 30,
 2006*(j)                          10.00         0.01        (0.80)            (0.79)          --**          --              --**
A Shares
 Period Ended September 30,
 2006*(j)                          10.00         0.01        (0.81)            (0.80)          --            --              --
C Shares
 Period Ended September 30,
 2006*(j)                          10.00         0.01        (0.84)            (0.83)          --            --              --
SMALL CAP VALUE EQUITY FUND
I Shares
 Period Ended September 30,
 2006*                             20.93        (0.06)       (0.82)(a)         (0.88)       (0.06)           --           (0.06)
 Year Ended March 31, 2006         19.86         0.10         5.39              5.49        (0.10)        (4.32)          (4.42)
 Period Ended March 31, 2005       18.26         0.04(a)      3.15(a)           3.19        (0.06)        (1.53)          (1.59)
 Year Ended May 31, 2004           13.73         0.06(a)      4.53(a)           4.59        (0.06)           --           (0.06)
 Year Ended May 31, 2003           14.54         0.08        (0.82)            (0.74)       (0.07)           --           (0.07)
 Year Ended May 31, 2002           12.21         0.08         2.35              2.43        (0.10)           --           (0.10)
 Year Ended May 31, 2001            9.13         0.17         3.07              3.24        (0.16)           --           (0.16)

                                                                                               Ratio of
                                                                                Ratio of      Expenses to
                                                                    Ratio of      Net         Average Net
                                                                      Net      Investment       Assets
                                   Net                              Expenses     Income       (Excluding
                                  Asset                                to      (Loss) to       Waivers,
                                  Value,             Net Assets,    Average     Average     Reimbursements    Portfolio
                                  End of    Total       End of        Net         Net         and Expense     Turnover
                                  Period   Return+   Period (000)   Assets++    Assets++       Offset)++       Rate(+)
                                  ------   -------   ------------   --------   ----------   ---------------   ---------
SMALL CAP GROWTH STOCK FUND
I Shares
 Period Ended September 30,
 2006*                            $20.37   (13.87)%   $1,271,916      1.16%      (0.52)%          1.16%           76%
 Year Ended March 31, 2006         23.65    27.55      1,641,681      1.17       (0.66)           1.18            98
 Period Ended March 31, 2005       19.99    10.60        940,775      1.22       (0.46)           1.22            70
 Year Ended May 31, 2004           20.25    33.31        789,650      1.25       (0.83)           1.25           107
 Year Ended May 31, 2003           15.19   (10.50)       567,714      1.24       (0.87)           1.24            96
 Year Ended May 31, 2002           17.28    (5.55)       593,211      1.25       (1.01)           1.25           100
 Year Ended May 31, 2001           18.37     8.33        508,857      1.24       (0.95)           1.25           112
A Shares
 Period Ended September 30,
 2006*                             19.79   (13.99)        57,741      1.46       (0.82)           1.46            76
 Year Ended March 31, 2006         23.02    27.13###      59,896      1.51       (1.00)           1.54            98
 Period Ended March 31, 2005       19.56    10.26         38,954      1.61       (0.84)           1.73            70
 Year Ended May 31, 2004           19.92    32.80         40,590      1.61       (1.20)           1.88           107
 Year Ended May 31, 2003           15.00   (10.77)        21,887      1.61       (1.23)           1.93            96
 Year Ended May 31, 2002           17.12    (5.86)        24,978      1.61       (1.37)           1.88           100
 Year Ended May 31, 2001           18.26     7.89         28,933      1.60       (1.33)           1.87           112
C Shares
 Period Ended September 30,
 2006*                             18.45   (14.27)        25,535      2.16       (1.52)           2.16            76
 Year Ended March 31, 2006         21.53    26.27###      36,242      2.18       (1.67)           2.18            98
 Period Ended March 31, 2005       18.51     9.71         35,322      2.22       (1.46)           2.24            70
 Year Ended May 31, 2004           19.06    31.90         40,354      2.31       (1.90)           2.40           107
 Year Ended May 31, 2003           14.45   (11.40)        25,601      2.31       (1.93)           2.46            96
 Year Ended May 31, 2002           16.62    (6.50)        29,457      2.31       (2.07)           2.41           100
 Year Ended May 31, 2001           17.85     7.19         26,941      2.29       (2.01)           2.39           112
SMALL CAP QUANTITATIVE EQUITY FU
I Shares
 Period Ended September 30,
 2006*(j)                           9.21    (7.89)        21,751      1.09        0.26            1.09           228
A Shares
 Period Ended September 30,
 2006*(j)                           9.20    (8.00)            37      1.39       (0.01)           1.39           228
C Shares
 Period Ended September 30,
 2006*(j)                           9.17    (8.30)            11      2.08       (0.62)           2.08           228
SMALL CAP VALUE EQUITY FUND
I Shares
 Period Ended September 30,
 2006*                             19.99    (4.20)       691,532      1.18        0.56            1.18            21
 Year Ended March 31, 2006         20.93    30.70        762,709      1.20        0.48            1.20            58
 Period Ended March 31, 2005       19.86    17.57        726,904      1.21        0.22            1.21            17
 Year Ended May 31, 2004           18.26    33.56        682,567      1.25        0.38            1.25            44
 Year Ended May 31, 2003           13.73    (5.09)       518,468      1.24        0.64            1.24            29
 Year Ended May 31, 2002           14.54    20.06        614,199      1.25        0.67            1.25            29
 Year Ended May 31, 2001           12.21    35.90        401,900      1.25        1.72            1.25            86

      See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.


                                                              Net
                                                           Realized
                                                              and                                     Distributions
                                 Net Asset      Net       Unrealized                     Dividends        from            Total
                                  Value,     Investment      Gains                        from Net      Realized        Dividends
                                 Beginning     Income     (Losses) on       Total From   Investment      Capital           and
                                 of Period     (Loss)     Investments       Operations     Income         Gains       Distributions
                                 ---------   ----------   -----------       ----------   ----------   -------------   -------------
SMALL CAP VALUE EQUITY FUND
A Shares
 Period Ended September 30,
 2006*                            $20.79       $ 0.03       $(0.92)           $(0.89)      $(0.04)       $   --          $(0.04)
 Year Ended March 31, 2006         19.75         0.06         5.36              5.42        (0.06)        (4.32)          (4.38)
 Period Ended March 31, 2005       18.18        (0.01)(a)     3.13(a)           3.12        (0.02)        (1.53)          (1.55)
 Period Ended May 31, 2004(k)      15.75         0.03(a)      2.41(a)           2.44        (0.01)           --           (0.01)
C Shares
 Period Ended September 30,
 2006*                             20.39         0.03        (0.91)            (0.88)       (0.04)           --           (0.04)
 Year Ended March 31, 2006         19.45         0.06         5.26              5.32        (0.06)        (4.32)          (4.38)
 Period Ended March 31, 2005       17.91        (0.01)(a)     3.09(a)           3.08        (0.01)        (1.53)          (1.54)
 Year Ended May 31, 2004           13.55        (0.10)(a)     4.46(a)           4.36           --*           --              --*
 Year Ended May 31, 2003           14.43        (0.04)       (0.84)            (0.88)          --            --              --
 Year Ended May 31, 2002           12.15           --         2.29              2.29        (0.01)           --           (0.01)
 Year Ended May 31, 2001            9.10         0.07         3.04              3.11        (0.06)           --           (0.06)
BALANCED FUND
I Shares
 Period Ended September 30,
 2006*                             11.88         0.13         0.11              0.24        (0.13)           --           (0.13)
 Year Ended March 31, 2006         12.29         0.24         0.37              0.61        (0.23)        (0.79)          (1.02)
 Period Ended March 31, 2005
 *****                             12.23         0.18         0.21              0.39        (0.21)        (0.12)          (0.33)
 Year Ended May 31, 2004           11.92         0.18(a)      0.32(a)           0.50        (0.19)           --           (0.19)
 Year Ended May 31, 2003           12.18         0.20        (0.23)            (0.03)       (0.23)           --           (0.23)
 Year Ended May 31, 2002           13.18         0.23        (0.65)            (0.42)       (0.24)        (0.34)          (0.58)
 Year Ended May 31, 2001           13.37         0.30         0.12              0.42        (0.31)        (0.30)          (0.61)
A Shares
 Period Ended September 30,
 2006*                             11.94         0.12         0.09              0.21        (0.11)           --           (0.11)
 Year Ended March 31, 2006         12.35         0.20         0.37              0.57        (0.19)        (0.79)          (0.98)
 Period Ended March 31, 2005
 *****                             12.28         0.15         0.22              0.37        (0.18)        (0.12)          (0.30)
 Year Ended May 31, 2004           11.97         0.14(a)      0.33(a)           0.47        (0.16)           --           (0.16)
 Year Ended May 31, 2003           12.24         0.16        (0.24)            (0.08)       (0.19)           --           (0.19)
 Year Ended May 31, 2002           13.24         0.18        (0.64)            (0.46)       (0.20)        (0.34)          (0.54)
 Year Ended May 31, 2001           13.43         0.27         0.11              0.38        (0.27)        (0.30)          (0.57)
C Shares
 Period Ended September 30,
 2006*                             11.78         0.08         0.10              0.18        (0.07)           --           (0.07)
 Year Ended March 31, 2006         12.20         0.11         0.36              0.47        (0.10)        (0.79)          (0.89)
 Period Ended March 31, 2005
 *****                             12.12         0.05         0.23              0.28        (0.08)        (0.12)          (0.20)
 Year Ended May 31, 2004           11.82         0.05(a)      0.32(a)           0.37        (0.07)           --           (0.07)
 Year Ended May 31, 2003           12.07         0.08        (0.22)            (0.14)       (0.11)           --           (0.11)
 Year Ended May 31, 2002           13.07         0.10        (0.65)            (0.55)       (0.11)        (0.34)          (0.45)
 Year Ended May 31, 2001           13.27         0.16         0.11              0.27        (0.17)        (0.30)          (0.47)

                                                                                               Ratio of
                                                                                Ratio of      Expenses to
                                                                    Ratio of      Net         Average Net
                                                                      Net      Investment       Assets
                                   Net                              Expenses     Income       (Excluding
                                  Asset                                to      (Loss) to       Waivers,
                                  Value,             Net Assets,    Average     Average     Reimbursements    Portfolio
                                  End of    Total       End of        Net         Net         and Expense     Turnover
                                  Period   Return+   Period (000)   Assets++    Assets++       Offset)++       Rate(+)
                                  ------   -------   ------------   --------   ----------   ---------------   ---------
SMALL CAP VALUE EQUITY FUND
A Shares
 Period Ended September 30,
 2006*                            $19.86    (4.29)%   $    7,221      1.44%       0.28%           1.44%           21%
 Year Ended March 31, 2006         20.79    30.44          5,317      1.45        0.22            1.48            58
 Period Ended March 31, 2005       19.75    17.26          4,616      1.47       (0.05)           1.61            17
 Period Ended May 31, 2004(k)      18.18    15.51          4,088      1.55        0.30            2.15            44
C Shares
 Period Ended September 30,
 2006*                             19.47    (4.33)        38,483      1.43        0.31            1.43            21
 Year Ended March 31, 2006         20.39    30.41         45,388      1.45        0.23            1.70            58
 Period Ended March 31, 2005       19.45    17.27         43,664      1.50       (0.07)           2.25            17
 Year Ended May 31, 2004           17.91    32.20         46,192      2.26       (0.64)           2.45            44
 Year Ended May 31, 2003           13.55    (6.10)        34,064      2.31       (0.40)           2.50            29
 Year Ended May 31, 2002           14.43    18.92         32,708      2.31       (0.38)           2.52            29
 Year Ended May 31, 2001           12.15    34.30         11,167      2.30        0.63            2.66            86
BALANCED FUND
I Shares
 Period Ended September 30,
 2006*                             11.99     1.94         52,937      0.95        2.03            0.98            71
 Year Ended March 31, 2006         11.88     5.10##       69,616      0.97        1.73            0.99           133
 Period Ended March 31, 2005
 *****                             12.29     3.14        195,680      0.99        1.68            1.02           140
 Year Ended May 31, 2004           12.23     4.24        244,042      1.02        1.50            1.05           116
 Year Ended May 31, 2003           11.92    (0.14)       228,475      1.02        1.74            1.05           102
 Year Ended May 31, 2002           12.18    (3.29)       241,604      1.02        1.78            1.05            95
 Year Ended May 31, 2001           13.18     3.24        209,316      1.01        2.24            1.05            99
A Shares
 Period Ended September 30,
 2006*                             12.04     1.79          5,304      1.23        1.75            1.26            71
 Year Ended March 31, 2006         11.94     4.77##        5,811      1.25        1.44            1.28           133
 Period Ended March 31, 2005
 *****                             12.35     2.94          8,693      1.28        1.38            1.34           140
 Year Ended May 31, 2004           12.28     3.91          8,902      1.34        1.18            1.54           116
 Year Ended May 31, 2003           11.97    (0.54)         8,285      1.33        1.43            1.55           102
 Year Ended May 31, 2002           12.24    (3.57)         9,020      1.33        1.46            1.55            95
 Year Ended May 31, 2001           13.24     2.91          7,834      1.32        1.93            1.54            99
C Shares
 Period Ended September 30,
 2006*                             11.89     1.54         25,341      1.95        1.03            1.98            71
 Year Ended March 31, 2006         11.78     3.97         30,733      1.97        0.72            2.00           133
 Period Ended March 31, 2005
 *****                             12.20     2.29         46,026      2.00        0.66            2.05           140
 Year Ended May 31, 2004           12.12     3.12         65,435      2.09        0.42            2.18           116
 Year Ended May 31, 2003           11.82    (1.15)        67,567      2.09        0.67            2.18           102
 Year Ended May 31, 2002           12.07    (4.33)        74,880      2.09        0.71            2.16            95
 Year Ended May 31, 2001           13.07     2.11         67,824      2.07        1.18            2.15            99

      See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.


                                                              Net
                                                           Realized
                                                              and                                     Distributions
                                 Net Asset      Net       Unrealized                     Dividends        from            Total
                                  Value,     Investment      Gains                        from Net      Realized        Dividends
                                 Beginning     Income     (Losses) on       Total From   Investment      Capital           and
                                 of Period     (Loss)     Investments       Operations     Income         Gains       Distributions
                                 ---------   ----------   -----------       ----------   ----------   -------------   -------------
LIFE VISION AGGRESSIVE GROWTH FUND(L)
I Shares
 Period Ended September 30,
 2006*                            $12.32       $ 0.04       $ 0.08            $ 0.12       $(0.04)       $   --          $(0.04)
 Year Ended March 31, 2006         11.07         0.14         1.38              1.52        (0.14)        (0.13)          (0.27)
 Period Ended March 31, 2005       10.25         0.12         0.82              0.94        (0.12)           --           (0.12)
 Year Ended May 31, 2004            8.55         0.04(a)      1.70(a)           1.74        (0.04)***        --           (0.04)***
 Year Ended May 31, 2003            9.57         0.03        (1.02)            (0.99)       (0.03)           --           (0.03)
 Year Ended May 31, 2002           10.31         0.02        (0.74)            (0.72)       (0.02)           --           (0.02)
 Year Ended May 31, 2001           11.61         0.11         0.23              0.34        (0.12)        (1.52)          (1.64)
A Shares
 Period Ended September 30,
 2006*                             12.29         0.02         0.08              0.10        (0.02)           --           (0.02)
 Year Ended March 31, 2006         11.05         0.11         1.37              1.48        (0.11)        (0.13)          (0.24)
 Period Ended March 31, 2005       10.23         0.09         0.82              0.91        (0.09)           --           (0.09)
 Period Ended May 31, 2004(m)       9.46        (0.01)(a)     0.81(a)           0.80        (0.03)           --           (0.03)
C Shares
 Period Ended September 30,
 2006*                             12.33           --         0.06              0.06           --            --              --
 Period Ended March 31, 2006(n)    11.07         0.08         1.39              1.47        (0.08)        (0.13)          (0.21)
B Shares
 Period Ended September 30,
 2006*                             12.19           --         0.07              0.07           --            --              --
 Year Ended March 31, 2006         10.98         0.09         1.34              1.43        (0.09)        (0.13)          (0.22)
 Period Ended March 31, 2005       10.18         0.06         0.80              0.86        (0.06)           --           (0.06)
 Year Ended May 31, 2004            8.53        (0.04)(a)     1.70(a)           1.66        (0.01)           --           (0.01)
 Period Ended May 31, 2003(o)       7.23        (0.01)        1.31              1.30           --            --              --
LIFE VISION CONSERVATIVE FUND(L)
I Shares
 Period Ended September 30,
 2006*                             11.21         0.21         0.06              0.27        (0.21)           --           (0.21)
 Year Ended March 31, 2006         11.09         0.37         0.17              0.54        (0.36)        (0.06)          (0.42)
 Period Ended March 31, 2005       10.87         0.28         0.28              0.56        (0.30)        (0.04)          (0.34)
 Period Ended May 31, 2004(p)      10.71         0.15(a)      0.14(a)           0.29        (0.13)           --           (0.13)
A Shares
 Period Ended September 30,
 2006*                             11.21         0.20         0.06              0.26        (0.19)           --           (0.19)
 Year Ended March 31, 2006         11.09         0.33         0.17              0.50        (0.32)        (0.06)          (0.38)
 Period Ended March 31, 2005       10.86         0.24         0.29              0.53        (0.26)        (0.04)          (0.30)
 Period Ended May 31, 2004(q)      10.68         0.12(a)      0.18(a)           0.30        (0.12)           --           (0.12)
C Shares
 Period Ended September 30,
 2006*                             11.20         0.15         0.07              0.22        (0.15)           --           (0.15)
 Period Ended March 31, 2006(n)    11.08         0.29         0.17              0.46        (0.28)        (0.06)          (0.34)
B Shares
 Period Ended September 30,
 2006*                             11.22         0.17         0.06              0.23        (0.17)           --           (0.17)
 Year Ended March 31, 2006         11.09         0.28         0.18              0.46        (0.27)        (0.06)          (0.33)
 Period Ended March 31, 2005       10.86         0.20         0.29              0.49        (0.22)        (0.04)          (0.26)
 Year Ended May 31, 2004           10.43         0.17(a)      0.39(a)           0.56        (0.13)           --           (0.13)
 Period Ended May 31, 2003(o)      10.00         0.01         0.42              0.43           --            --              --

                                                                                               Ratio of
                                                                                Ratio of      Expenses to
                                                                    Ratio of      Net         Average Net
                                                                      Net      Investment       Assets
                                   Net                              Expenses     Income       (Excluding
                                  Asset                                to      (Loss) to       Waivers,
                                  Value,             Net Assets,    Average     Average     Reimbursements    Portfolio
                                  End of    Total       End of        Net         Net         and Expense     Turnover
                                  Period   Return+   Period (000)   Assets++    Assets++       Offset)++       Rate(+)
                                  ------   -------   ------------   --------   ----------   ---------------   ---------
LIFE VISION AGGRESSIVE GROWTH FU
I Shares
 Period Ended September 30,
 2006*                            $12.40     0.99%    $   55,338      0.18%       0.69%           0.18%            6%
 Year Ended March 31, 2006         12.32    13.90         52,765      0.21        1.30            0.26            31
 Period Ended March 31, 2005       11.07     9.15         43,283      0.21        1.32            0.34            29
 Year Ended May 31, 2004           10.25    20.34         38,468      0.25        0.39            0.39            44
 Year Ended May 31, 2003            8.55   (10.36)        28,681      0.25        0.33            0.40            50
 Year Ended May 31, 2002            9.57    (6.96)        34,398      0.25        0.17            0.41           101
 Year Ended May 31, 2001           10.31     3.07         23,936      0.25        1.05            0.43           202
A Shares
 Period Ended September 30,
 2006*                             12.37     0.85          2,821      0.48        0.39            0.48             6
 Year Ended March 31, 2006         12.29    13.50          2,619      0.52        1.06            0.62            31
 Period Ended March 31, 2005       11.05     8.90          2,080      0.55        1.20            1.01            29
 Period Ended May 31, 2004(m)      10.23     8.43            867      0.51       (0.24)           5.15            44
C Shares
 Period Ended September 30,
 2006*                             12.39     0.49          1,240      1.18       (0.31)           1.18             6
 Period Ended March 31, 2006(n)    12.33    13.40          1,146      1.17        0.67            1.22            31
B Shares
 Period Ended September 30,
 2006*                             12.26     0.57          5,278      0.93       (0.07)           0.93             6
 Year Ended March 31, 2006         12.19    13.10          5,756      0.99        0.50            1.10            31
 Period Ended March 31, 2005       10.98     8.44          5,452      1.03        0.53            1.40            29
 Year Ended May 31, 2004           10.18    19.49          4,367      1.00       (0.36)           1.95            44
 Period Ended May 31, 2003(o)       8.53    18.03          1,052      0.89       (0.86)           1.36            50
LIFE VISION CONSERVATIVE FUND(L)
I Shares
 Period Ended September 30,
 2006*                             11.27     2.48          2,862      0.20        3.70            0.26            16
 Year Ended March 31, 2006         11.21     4.96          3,066      0.20        3.58            0.56            29
 Period Ended March 31, 2005       11.09     5.18            414      0.17        3.29            1.52           121
 Period Ended May 31, 2004(p)      10.87     2.68             30      0.25        2.41           85.33+++        138
A Shares
 Period Ended September 30,
 2006*                             11.28     2.38            736      0.50        3.36            0.56            16
 Year Ended March 31, 2006         11.21     4.63          1,324      0.53        3.10            0.83            29
 Period Ended March 31, 2005       11.09     4.88            606      0.56        2.61            1.51           121
 Period Ended May 31, 2004(q)      10.86     2.82            474      0.57        2.06            4.00           138
C Shares
 Period Ended September 30,
 2006*                             11.27     2.02            722      1.20        2.68            1.27            16
 Period Ended March 31, 2006(n)    11.20     4.22            835      1.03        2.64            1.59            29
B Shares
 Period Ended September 30,
 2006*                             11.28     2.11          4,901      0.95        2.95            1.01            16
 Year Ended March 31, 2006         11.22     4.23          5,189      0.97        2.59            1.19            29
 Period Ended March 31, 2005       11.09     4.50          5,635      0.96        2.22            1.67           121
 Year Ended May 31, 2004           10.86     5.38          5,012      0.95        1.54            1.81           138
 Period Ended May 31, 2003(o)      10.43     4.30            800      0.92        0.85            1.39           160

      See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.


                                                              Net
                                                           Realized
                                                              and                                     Distributions
                                 Net Asset      Net       Unrealized                     Dividends        from            Total
                                  Value,     Investment      Gains                        from Net      Realized        Dividends
                                 Beginning     Income     (Losses) on       Total From   Investment      Capital           and
                                 of Period     (Loss)     Investments       Operations     Income         Gains       Distributions
                                 ---------   ----------   -----------       ----------   ----------   -------------   -------------
LIFE VISION GROWTH AND INCOME FUND(L)
I Shares
 Period Ended September 30,
 2006*                            $12.43       $ 0.11       $ 0.08            $ 0.19       $(0.11)       $   --          $(0.11)
 Year Ended March 31, 2006         11.41         0.23         1.02              1.25        (0.23)           --           (0.23)
 Period Ended March 31, 2005       10.76         0.16         0.67              0.83        (0.18)           --           (0.18)
 Year Ended May 31, 2004            9.33         0.14(a)      1.43(a)           1.57        (0.14)           --           (0.14)
 Year Ended May 31, 2003            9.98         0.13        (0.65)            (0.52)       (0.13)           --           (0.13)
 Year Ended May 31, 2002           10.42         0.12        (0.43)            (0.31)       (0.13)           --           (0.13)
 Year Ended May 31, 2001           10.50         0.24         0.40              0.64        (0.25)        (0.47)          (0.72)
A Shares
 Period Ended September 30,
 2006*                             12.41         0.09         0.08              0.17        (0.09)           --           (0.09)
 Year Ended March 31, 2006         11.39         0.19         1.02              1.21        (0.19)           --           (0.19)
 Period Ended March 31, 2005       10.75         0.13         0.66              0.79        (0.15)           --           (0.15)
 Period Ended May 31, 2004(r)      10.18         0.06(a)      0.58(a)           0.64        (0.07)           --           (0.07)
C Shares
 Period Ended September 30,
 2006*                             12.39         0.05         0.06              0.11        (0.05)           --           (0.05)
 Period Ended March 31, 2006(s)    11.41         0.15         0.98              1.13        (0.15)           --           (0.15)
B Shares
 Period Ended September 30,
 2006*                             12.41         0.06         0.08              0.14        (0.06)           --           (0.06)
 Year Ended March 31, 2006         11.39         0.14         1.02              1.16        (0.14)           --           (0.14)
 Period Ended March 31, 2005       10.74         0.08         0.67              0.75        (0.10)           --           (0.10)
 Year Ended May 31, 2004            9.34         0.07(a)      1.42(a)           1.49        (0.09)           --           (0.09)
 Period Ended May 31, 2003(o)       8.10         0.02         1.24              1.26        (0.02)           --           (0.02)
LIFE VISION MODERATE GROWTH FUND(L)
I Shares
 Period Ended September 30,
 2006*                             10.85         0.14         0.07              0.21        (0.14)           --           (0.14)
 Year Ended March 31, 2006         10.49         0.29         0.59              0.88        (0.28)        (0.24)          (0.52)
 Period Ended March 31, 2005       10.06         0.20         0.50              0.70        (0.22)        (0.05)          (0.27)
 Year Ended May 31, 2004            9.02         0.16(a)      1.04(a)           1.20        (0.16)           --           (0.16)
 Year Ended May 31, 2003            9.40         0.16        (0.38)            (0.22)       (0.16)           --           (0.16)
 Year Ended May 31, 2002            9.73         0.17        (0.32)            (0.15)       (0.18)           --           (0.18)
 Year Ended May 31, 2001           10.61         0.32         0.20              0.52        (0.34)        (1.06)          (1.40)
A Shares
 Period Ended September 30,
 2006*                             10.84         0.12         0.07              0.19        (0.12)           --           (0.12)
 Year Ended March 31, 2006         10.48         0.25         0.59              0.84        (0.24)        (0.24)          (0.48)
 Period Ended March 31, 2005       10.05         0.17         0.50              0.67        (0.19)        (0.05)          (0.24)
 Period Ended May 31, 2004(t)       9.58         0.10(a)      0.45(a)           0.55        (0.08)           --           (0.08)
C Shares
 Period Ended September 30,
 2006*                             10.82         0.09         0.07              0.16        (0.09)           --           (0.09)
 Period Ended March 31, 2006(s)    10.49         0.20         0.57              0.77        (0.20)        (0.24)          (0.44)

                                                                                               Ratio of
                                                                                Ratio of      Expenses to
                                                                    Ratio of      Net         Average Net
                                                                      Net      Investment       Assets
                                   Net                              Expenses     Income       (Excluding
                                  Asset                                to      (Loss) to       Waivers,
                                  Value,             Net Assets,    Average     Average     Reimbursements    Portfolio
                                  End of    Total       End of        Net         Net         and Expense     Turnover
                                  Period   Return+   Period (000)   Assets++    Assets++       Offset)++       Rate(+)
                                  ------   -------   ------------   --------   ----------   ---------------   ---------
LIFE VISION GROWTH AND INCOME FU
I Shares
 Period Ended September 30,
 2006*                            $12.51     1.52%    $  108,191      0.17%       1.75%           0.17%           13%
 Year Ended March 31, 2006         12.43    11.05         97,964      0.19        1.96            0.24            34
 Period Ended March 31, 2005       11.41     7.77         87,520      0.22        1.82            0.33            59
 Year Ended May 31, 2004           10.76    16.92         75,083      0.25        1.38            0.36            97
 Year Ended May 31, 2003            9.33    (5.16)        59,449      0.25        1.46            0.37           139
 Year Ended May 31, 2002            9.98    (2.97)        77,395      0.25        1.25            0.39           166
 Year Ended May 31, 2001           10.42     6.31         37,550      0.25        2.41            0.39           286
A Shares
 Period Ended September 30,
 2006*                             12.49     1.38          6,511      0.47        1.46            0.47            13
 Year Ended March 31, 2006         12.41    10.73          5,737      0.51        1.74            0.58            34
 Period Ended March 31, 2005       11.39     7.37          3,575      0.57        1.55            0.91            59
 Period Ended May 31, 2004(r)      10.75     6.32          1,426      0.56        1.04            1.95            97
C Shares
 Period Ended September 30,
 2006*                             12.45     0.92          4,415      1.17        0.79            1.17            13
 Period Ended March 31, 2006(s)    12.39     9.94          2,820      1.15        1.39            1.20            34
B Shares
 Period Ended September 30,
 2006*                             12.49     1.15         16,813      0.92        0.98            0.92            13
 Year Ended March 31, 2006         12.41    10.21         17,829      0.96        1.21            1.07            34
 Period Ended March 31, 2005       11.39     7.00         16,641      1.01        1.05            1.34            59
 Year Ended May 31, 2004           10.74    15.99         13,060      1.00        0.63            1.61            97
 Period Ended May 31, 2003(o)       9.34    15.57          2,017      0.90        0.39            1.34           139
LIFE VISION MODERATE GROWTH FUND
I Shares
 Period Ended September 30,
 2006*                             10.92     1.96        162,030      0.15        2.56            0.15            14
 Year Ended March 31, 2006         10.85     8.48        158,301      0.18        2.63            0.22            34
 Period Ended March 31, 2005       10.49     6.98        132,522      0.21        2.32            0.32            83
 Year Ended May 31, 2004           10.06    13.35        121,659      0.25        1.65            0.36           109
 Year Ended May 31, 2003            9.02    (2.21)        93,722      0.25        1.87            0.36           101
 Year Ended May 31, 2002            9.40    (1.52)        88,592      0.25        1.81            0.36           202
 Year Ended May 31, 2001            9.73     5.28         73,429      0.25        3.04            0.37           247
A Shares
 Period Ended September 30,
 2006*                             10.91     1.81          6,297      0.45        2.27            0.45            14
 Year Ended March 31, 2006         10.84     8.16          5,821      0.47        2.38            0.59            34
 Period Ended March 31, 2005       10.48     6.74          8,161      0.47        2.13            0.87            83
 Period Ended May 31, 2004(t)      10.05     5.79          3,541      0.55        1.49            1.27           109
C Shares
 Period Ended September 30,
 2006*                             10.89     1.49          1,986      1.15        1.58            1.15            14
 Period Ended March 31, 2006(s)    10.82     7.40          1,674      1.13        1.89            1.19            34

      See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.


                                                              Net
                                                           Realized
                                                              and                                     Distributions
                                 Net Asset      Net       Unrealized                     Dividends        from            Total
                                  Value,     Investment      Gains                        from Net      Realized        Dividends
                                 Beginning     Income     (Losses) on       Total From   Investment      Capital           and
                                 of Period     (Loss)     Investments       Operations     Income         Gains       Distributions
                                 ---------   ----------   -----------       ----------   ----------   -------------   -------------
LIFE VISION MODERATE GROWTH FUND(L)
B Shares
 Period Ended September 30,
 2006*                            $10.82       $ 0.10       $ 0.07            $ 0.17       $(0.10)       $   --          $(0.10)
 Year Ended March 31, 2006         10.46         0.21         0.59              0.80        (0.20)        (0.24)          (0.44)
 Period Ended March 31, 2005       10.03         0.13         0.50              0.63        (0.15)        (0.05)          (0.20)
 Year Ended May 31, 2004            9.00         0.09(a)      1.04(a)           1.13        (0.10)           --           (0.10)
 Period Ended May 31, 2003(o)       8.05         0.03         0.95              0.98        (0.03)           --           (0.03)
LIFE VISION TARGET DATE 2015 FUND(L)
I Shares
 Period Ended September 30,
 2006*                             10.86         0.09         0.10              0.19        (0.07)           --           (0.07)
 Period Ended March 31, 2006(u)    10.00         0.17         0.82              0.99        (0.13)           --           (0.13)
LIFE VISION TARGET DATE 2025 FUND(L)
I Shares
 Period Ended September 30,
 2006*                             11.11         0.06         0.08              0.14        (0.05)           --           (0.05)
 Period Ended March 31, 2006(v)    10.00         0.13         1.10              1.23        (0.12)           --           (0.12)
A Shares
 Period Ended September 30,
 2006*(w)                          10.82         0.02         0.37              0.39        (0.01)           --           (0.01)
LIFE VISION TARGET DATE 2035 FUND(L)
I Shares
 Period Ended September 30,
 2006*                             10.89         0.04         0.06              0.10        (0.04)           --           (0.04)
 Period Ended March 31, 2006(x)    10.00         0.13         0.88              1.01        (0.12)           --           (0.12)
A Shares
 Period Ended September 30,
 2006*(y)                          11.07         0.01        (0.10)            (0.09)       (0.03)           --           (0.03)

                                                                                               Ratio of
                                                                                Ratio of      Expenses to
                                                                    Ratio of      Net         Average Net
                                                                      Net      Investment       Assets
                                   Net                              Expenses     Income       (Excluding
                                  Asset                                to      (Loss) to       Waivers,
                                  Value,             Net Assets,    Average     Average     Reimbursements    Portfolio
                                  End of    Total       End of        Net         Net         and Expense     Turnover
                                  Period   Return+   Period (000)   Assets++    Assets++       Offset)++       Rate(+)
                                  ------   -------   ------------   --------   ----------   ---------------   ---------
LIFE VISION MODERATE GROWTH FUND
B Shares
 Period Ended September 30,
 2006*                            $10.89     1.69%    $   12,916      0.90%       1.81%           0.90%           14%
 Year Ended March 31, 2006         10.82     7.60         14,073      0.92        1.87            1.06            34
 Period Ended March 31, 2005       10.46     6.28         14,797      0.92        1.59            1.35            83
 Year Ended May 31, 2004           10.03    12.66         13,236      1.00        0.91            1.56           109
 Period Ended May 31, 2003(o)       9.00    12.22          2,691      0.91        0.93            1.34           101
LIFE VISION TARGET DATE 2015 FUN
I Shares
 Period Ended September 30,
 2006*                             10.98     1.81            828      0.20        1.67            7.64            23
 Period Ended March 31, 2006(u)    10.86     9.94            270      0.20        2.71           13.92+++         25
LIFE VISION TARGET DATE 2025 FUN
I Shares
 Period Ended September 30,
 2006*                             11.20     1.26          1,750      0.20        1.00            3.54            10
 Period Ended March 31, 2006(v)    11.11    12.33          1,110      0.20        2.28           11.64+++         17
A Shares
 Period Ended September 30,
 2006*(w)                          11.20     3.59             25      0.50        0.33            4.05            10
LIFE VISION TARGET DATE 2035 FUN
I Shares
 Period Ended September 30,
 2006*                             10.95     0.89            861      0.20        0.73            6.25             4
 Period Ended March 31, 2006(x)    10.89    10.14            590      0.20        2.45           10.98+++         40
A Shares
 Period Ended September 30,
 2006*(y)                          10.95    (0.82)             4      0.50        0.54            7.66             4

      See Notes to Financial Highlights and Notes to Financial Statements.

NOTES TO FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS  September 30, 2006

*    Unaudited

**   Amount represents less than $0.005.

***  Includes return of capital of $0.003.

**** Includes redemption fees of $0.01.

*****Effective June 1, 2004, the Balanced Fund adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology was immaterial.

+ Total return excludes sales charge. Not annualized for periods less than one year.

++   Annualized for periods less than one year.

+++ Ratio reflects the impact of the initial low level of average net assets associated with commencement of operations.

# The Fund had a voluntary reimbursement by the Investment Adviser and affiliates that had no effect on total returns for the period.

## The Fund's total return consists of a voluntary reimbursement by the Investment Adviser and affiliates of 0.09% for a realized investment loss. Excluding this reimbursement, total return would have been 5.01% and 4.68% for the I Shares and A Shares, respectively. There was no effect to the total return in the C Shares.

### The Fund's total return includes the effect of an asset valuation adjustment as of March 31, 2006. Excluding this effect, total return would have been 27.08% and 26.21% for the A Shares and C Shares, respectively. There was no effect to the total return in I Shares.

(+)  Not annualized for periods less than a year.

(a)  Per share data calculated using average shares outstanding method.

(b)  Commenced operations on February 23, 2004.

(c)  Commenced operations on February 27, 2004.

(d)  Commenced operations on August 7, 2003.

(e)  Commenced operations on October 8, 2003.

(f)  Commenced operations on October 13, 2003.

(g)  Commenced operations on November 30, 2001.

(h)  Commenced operations on October 27, 2003.

(i)  Commenced operations on October 14, 2003.

(j)  Commenced operations on April 3, 2006.

(k)  Commenced operations on October 9, 2003.

(l) The Life Vision Funds and its shareholders indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds. The expense ratios do not include such expenses.

(m)  Commenced operations on October 16, 2003.

(n)  Commenced operations on April 4, 2005.

(o)  Commenced operations on March 11, 2003.

(p)  Commenced operations on November 6, 2003.

(q)  Commenced operations on November 11, 2003.

(r)  Commenced operations on November 5, 2003.

(s)  Commenced operations on April 6, 2005.

(t)  Commenced operations on October 10, 2003.

(u)  Commenced operations on October 12, 2005.

(v)  Commenced operations on October 21, 2005.

(w)  Commenced operations on July 12, 2006.

(x)  Commenced operations on November 2, 2005.

(y)  Commenced operations on May 4, 2006.

NOTES TO FINANCIAL STATEMENTS
STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

1. Organization

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company offering 52 funds as of September 30, 2006. The Trust is authorized to issue an unlimited number of shares without par value. The financial statements presented herein are those of the Aggressive Growth Stock Fund, the Capital Appreciation Fund, the Emerging Growth Stock Fund, the International Equity Fund, the International Equity Index Fund, the Large Cap Quantitative Equity Fund (formerly Strategic Quantitative Equity Fund), the Large Cap Relative Value Fund, the Large Cap Value Equity Fund, the Mid-Cap Equity Fund, the Mid-Cap Value Equity Fund, the Quality Growth Stock Fund, the Small Cap Growth Stock Fund, the Small Cap Quantitative Equity Fund, the Small Cap Value Equity Fund, the Balanced Fund, the Life Vision Aggressive Growth Fund, the Life Vision Conservative Fund, the Life Vision Growth and Income Fund, the Life Vision Moderate Growth Fund, the Life Vision Target Date 2015 Fund, the Life Vision Target Date 2025 Fund and the Life Vision Target Date 2035 Fund (each a "Fund" and collectively the "Funds").

The Funds may offer the following share classes: I Shares, A Shares and C Shares. In addition, the Life Vision Aggressive Growth Fund, the Life Vision Conservative Fund, the Life Vision Growth and Income Fund and the Life Vision Moderate Growth Fund may offer B Shares. The financial statements of the remaining funds are presented separately. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution Plan and Distribution and Services Plan, voting rights on matters affecting a single class of shares and sales charges. The A Shares of the Funds (except Life Vision Conservative Fund) have a maximum sales charge on purchases of 5.75% as a percentage of original purchase price. Life Vision Conservative Fund A Shares have a maximum sales charge on purchases of 4.75% as a percentage of original purchase price. Certain purchases of A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge (CDSC) of 1.00% if redeemed within one year of purchase. The C Shares have a maximum CDSC of 1.00% as a percentage of either the original purchase price or the next calculated price after the Funds receive the redemption request, whichever is less, if redeemed within one year of purchase. The B Shares will not be subject to a sales charge but will be subject to a maximum CDSC of 5.00% as a percentage of original purchase price if redeemed within five years of purchase.

Effective August 1, 2005, investors are not permitted to make new purchases of Class B Shares, except through dividend or distribution reinvestments in Class B Shares and exchanges of Class B Shares of a Fund for Class B Shares of another Fund.

Effective April 30, 2004, the Small Cap Value Equity Fund was closed to new investors.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the

STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

reported amounts of income and expense during the reporting period. The actual results could differ from these estimates.

     Security Valuation -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern Time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sale price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time), as provided by an independent pricing service approved by the Funds' Board of Trustees (the "Board"). If a security price cannot be obtained from an independent, third-party pricing agent, the Funds' administrator shall seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Pricing and Valuation Procedures established by the Board. The Funds' Pricing and Valuation Procedures will be performed and monitored by a Valuation Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate a security be valued using Pricing and Valuation Procedures include, but are not limited to: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Pricing and Valuation Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee.

     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it shall immediately notify the Funds' accounting agent and may preauthorize the Funds' accounting agent to utilize a pricing service authorized by the Board (a "Fair Value Pricing Service") that has been designed to determine a fair value. On a day when a Fair Value Pricing Service is so utilized pursuant to a preauthorization, the Committee need not meet. If the adviser or sub-adviser does not pre-authorize the Fund's accounting agent to utilize a Fair Value Pricing Service, the adviser or sub-adviser will request that a Committee Meeting be called. In addition, the Funds' accounting agent monitors price movements among certain selected indices, securities and/or groups of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels

STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

     established by the Funds ("Trigger Points"), the Funds may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

     The assets of the Life Vision Aggressive Growth Fund, the Life Vision Conservative Fund, the Life Vision Growth and Income Fund, the Life Vision Moderate Growth Fund, the Life Vision Target Date 2015 Fund, the Life Vision Target Date 2025 Fund and the Life Vision Target Date 2035 Fund (the "Life Vision Funds") consist of investments in underlying affiliated investment companies, which are valued at their respective daily net asset values. Recognition of net investment income by the Life Vision Funds is affected by the timing of the declaration of dividends by the STI Classic Funds in which the Life Vision Funds invest. Also, in addition to the Life Vision Funds' direct expenses, shareholders bear a proportionate share of the underlying Funds' expenses.

     Security Transactions and Investment Income -- During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, securities transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes amortization or accretion of premium or discount. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion or amortization of purchase discounts or premiums during the respective holding period. Dividend income is recorded on the ex-dividend date.

     Repurchase Agreements -- The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreement"). A third party custodian bank takes possession of the underlying securities ("collateral") of a repurchase agreement, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the repurchase agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     Securities Purchased on a When-Issued Basis -- Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund's net asset value if the Fund makes such investments while remaining substantially fully invested.

     Foreign Currency Translation -- The books and records of the Funds are maintained in U.S. dollars on the following basis: (i) market value of investment securities, other assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

     Forward Foreign Currency Contracts -- The International Equity, International Equity Index and Balanced Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for Federal income tax purposes. As of September 30, 2006, the Balanced Fund held open forward foreign currency contracts which are shown on the Schedule of Portfolio Investments.

     Securities Lending -- The Capital Appreciation Fund, International Equity Fund, International Equity Index Fund, Large Cap Relative Value Fund, Large Cap Value Equity Fund, Mid-Cap Equity Fund, Mid-Cap

STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

     Value Equity Fund, Quality Growth Stock Fund, Small Cap Growth Stock Fund, Small Cap Value Equity Fund and Balanced Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of the Fund and the market value of the loan collateral or (ii) 33.33% of the total market value of all securities of the Fund. No Fund will lend portfolio securities to its investment adviser, sub-adviser, or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities. The value of the collateral is at least 100% of the market value of the securities loaned. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

     A fee will be obtained from the borrower if letters of credit or U.S. government securities are used as collateral. Cash collateral received in connection with securities lending is invested in the CSFB Enhanced Liquidity Portfolio (the "Portfolio"). This investment may consist of money market mutual funds registered under the 1940 Act and money market instruments including commercial paper, repurchase agreements, U.S. Treasury Bills and U.S. Agency Obligations. At September 30, 2006, the Portfolio was invested in repurchase agreements, asset backed securities and corporate bonds (with interest rates ranging from 5.400% to 5.678% and maturity dates ranging from 10/02/06 to 02/25/21).

     The Funds paid security lending fees during the period ended September 30, 2006, which have been netted against Income from Securities Lending on the Statements of Operations. These fees are presented below (in thousands):

                                                                     Fees($)
                                                                     -------
      Capital Appreciation Fund...................................      368
      International Equity Fund...................................      915
      International Equity Index Fund.............................      984
      Large Cap Relative Value Fund...............................      297
      Large Cap Value Equity Fund.................................      162
      Mid-Cap Equity Fund.........................................       98
      Mid-Cap Value Equity Fund...................................       92
      Quality Growth Stock Fund...................................       13
      Small Cap Growth Stock Fund.................................    1,422
      Small Cap Value Equity Fund.................................      228
      Balanced Fund...............................................       45

     Swap Agreements -- The Balanced Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Balanced Fund may enter into credit default swap ("CDS") agreements to manage its exposure to credit risk. The value of a swap agreement is equal to the Fund's obligations (or rights) under such agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

     CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified amount in the event of a default by a third party reference entity. A buyer of a CDS receives credit protection or sheds credit risk, whereas the seller of a CDS is selling credit protection

STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

     or assuming credit risk. The seller typically receives a pre-determined periodic payment from the other party in consideration for guaranteeing to make a specific payment to the buyer should the third party reference entity suffer a default event. If a default event occurs, the seller would be required to pay the par value of a referenced debt obligation to the counterparty in exchange for a defaulted obligation. When entering into or closing a CDS position, a cash flow to account for market premiums or discounts (as compared to par value) is exchanged.

     Swaps are marked to market daily and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (losses). Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure that the Fund has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to perform. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

     Compensating Balances -- If a Fund has a cash overdraft in excess of $100,000 it is required to deposit an amount equal to 110% of the overdraft in a compensating balance account with its custodian, SunTrust Bank, a wholly owned subsidiary of SunTrust Banks, Inc., on the following business day. If a Fund has a positive cash balance in excess of $100,000 it is allowed to overdraw an amount equal to 90% of the balance from SunTrust Bank on the following business day. All such deposits to, and overdrafts from, the compensating balance account are non-interest bearing and are for a duration of one business day. This does not apply to the International Equity Fund or International Equity Index Fund.

     Expenses -- Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses, such as distribution fees, if any, are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets or another appropriate basis.

     Classes -- Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes within a Fund on the basis of the relative daily net assets.

     Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid each calendar quarter by the Funds, except for the International Equity and the International Equity Index Funds, which distribute income annually. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. However, to the extent that net realized capital gains can be offset by capital loss carryovers, such gains will not be distributed.

     Redemption Fees -- A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed within seven days of purchase (60 days or less for the International Equity and International Equity Index Funds) unless the redemption is excluded under the Funds' Redemption Fee Policy. For financial statement purposes, these amounts are included in the Statements of Changes in Net Assets as

STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

     "Change in Net Assets from Capital Transactions". Fees for the Funds during the year ended March 31, 2006 and the six months ended September 30, 2006 were as follows (in thousands):

                                                                      For the         For the
                                                                    Year Ended    Six Months Ended
      Fund                                                          03/31/06($)     09/30/06($)
      ----                                                          -----------   ----------------
      Aggressive Growth Stock Fund................................      --               --
      Capital Appreciation Fund...................................       1                1
      Emerging Growth Stock Fund..................................      --               --
      International Equity Fund...................................      21               17
      International Equity Index Fund.............................       5                3
      Large Cap Quantitative Equity Fund..........................      --               --
      Large Cap Relative Value Fund...............................       2                4
      Large Cap Value Equity Fund.................................      --               --
      Mid-Cap Equity Fund.........................................      --               --
      Mid-Cap Value Equity Fund...................................      --               --
      Quality Growth Stock Fund...................................      --               --
      Small Cap Growth Stock Fund.................................       4               21
      Small Cap Quantitative Equity Fund..........................      --               --
      Small Cap Value Equity Fund.................................      --               --
      Balanced Fund...............................................      --               --
      Life Vision Aggressive Growth Fund..........................      --               --
      Life Vision Conservative Fund...............................      --               --
      Life Vision Growth and Income Fund..........................      --               --
      Life Vision Moderate Growth Fund............................      --               --

     Amounts designated as "--" are $0 or have been rounded to $0.

     New Accounting Pronouncements -- In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2006, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

3. Agreements and Other Transactions with Affiliates

     Investment Advisory Agreement -- The Trust and Trusco Capital Management, Inc. (the "Investment Adviser"), a wholly owned subsidiary of SunTrust Banks, Inc., have entered into investment advisory agreements. Zevenbergen Capital Investments LLC serves as the Sub-Adviser for the Aggressive Growth Stock Fund and Emerging Growth Stock Fund.

     Under the terms of the agreements, the Funds are charged annual advisory fees, which are computed daily and paid monthly based upon average daily net assets. Breakpoints are used in computing the overall annual advisory fee. The maximum annual advisory fee is charged on average daily net assets of each Fund up to $500 million. A discount of 5% applies on the next $500 million, and a discount of 10%

STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

     applies on amounts over $1 billion. Fee rates for the period April 1, 2006 through September 30, 2006 were as follows:

                                                                    Maximum    Overall                      Net
                                                                     Annual     Annual    Advisory Fees    Annual
                                                                    Advisory   Advisory     Waived or       Fees
                                                                     Fee(%)     Fee(%)    Reimbursed(%)   Paid(%)
                                                                    --------   --------   -------------   --------
      Aggressive Growth Stock Fund*...............................    1.10       1.10           --          1.10
      Capital Appreciation Fund...................................    0.97       0.93           --          0.93
      Emerging Growth Stock Fund*.................................    1.10       1.10           --          1.10
      International Equity Fund...................................    1.15       1.12           --          1.12
      International Equity Index Fund.............................    0.50       0.49           --          0.49
      Large Cap Quantitative Equity Fund..........................    0.85       0.85           --          0.85
      Large Cap Relative Value Fund...............................    0.85       0.81           --          0.81
      Large Cap Value Equity Fund.................................    0.80       0.78           --          0.78
      Mid-Cap Equity Fund.........................................    1.00       1.00           --          1.00
      Mid-Cap Value Equity Fund...................................    1.00       1.00           --          1.00
      Quality Growth Stock Fund...................................    0.85       0.85           --          0.85
      Small Cap Growth Stock Fund.................................    1.15       1.09           --          1.09
      Small Cap Quantitative Equity Fund..........................    1.05       1.05           --          1.05
      Small Cap Value Equity Fund.................................    1.15       1.13           --          1.13
      Balanced Fund...............................................    0.85       0.85         0.02          0.83
      Life Vision Aggressive Growth Fund..........................    0.10       0.10           --          0.10
      Life Vision Conservative Fund...............................    0.10       0.10         0.06          0.04
      Life Vision Growth and Income Fund..........................    0.10       0.10           --          0.10
      Life Vision Moderate Growth Fund............................    0.10       0.10           --          0.10
      Life Vision Target Date 2015 Fund...........................    0.10       0.10         0.10            --
      Life Vision Target Date 2025 Fund...........................    0.10       0.10         0.10            --
      Life Vision Target Date 2035 Fund...........................    0.10       0.10         0.10            --

     * Aggregate annual fees paid to the Investment Adviser, who pay Zevenbergen Capital Investments LLC to serve as the Fund's Sub-Adviser.

     The Investment Adviser has contractually agreed, until at least August 1, 2007, to waive fees and/or reimburse each Fund to the extent necessary to maintain each Fund's Total Fund Operating Expense, expressed as a percentage of average daily net assets, as noted below:

                                                                               Total Operating
                                                                                 Expense(%)
                                                                               ---------------
      Life Vision Aggressive Growth Fund..........................  I Shares        0.20
      Life Vision Aggressive Growth Fund..........................  A Shares        0.50
      Life Vision Aggressive Growth Fund..........................  C Shares        1.20
      Life Vision Aggressive Growth Fund..........................  B Shares        0.95
      Life Vision Conservative Fund...............................  I Shares        0.20
      Life Vision Conservative Fund...............................  A Shares        0.50
      Life Vision Conservative Fund...............................  C Shares        1.20
      Life Vision Conservative Fund...............................  B Shares        0.95
      Life Vision Growth and Income Fund..........................  I Shares        0.20
      Life Vision Growth and Income Fund..........................  A Shares        0.50

STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

                                                                               Total Operating
                                                                                 Expense(%)
                                                                               ---------------
      Life Vision Growth and Income Fund..........................  C Shares        1.20
      Life Vision Growth and Income Fund..........................  B Shares        0.95
      Life Vision Moderate Growth Fund............................  I Shares        0.20
      Life Vision Moderate Growth Fund............................  A Shares        0.50
      Life Vision Moderate Growth Fund............................  C Shares        1.20
      Life Vision Moderate Growth Fund............................  B Shares        0.95
      Life Vision Target Date 2015 Fund...........................  I Shares        0.20
      Life Vision Target Date 2015 Fund...........................  A Shares        0.50
      Life Vision Target Date 2015 Fund...........................  C Shares        1.20
      Life Vision Target Date 2025 Fund...........................  I Shares        0.20
      Life Vision Target Date 2025 Fund...........................  A Shares        0.50
      Life Vision Target Date 2025 Fund...........................  C Shares        1.20
      Life Vision Target Date 2035 Fund...........................  I Shares        0.20
      Life Vision Target Date 2035 Fund...........................  A Shares        0.50
      Life Vision Target Date 2035 Fund...........................  C Shares        1.20

     The Investment Adviser may retain the difference between the Total Operating Expense identified above and the actual total expense to recapture any of its prior waivers or reimbursements, until August 1, 2008. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the annualized total expense ratio to exceed the Total Operating Expense in place at that time. As of September 30, 2006, the fee repayments that may potentially be made to the Investment Adviser are as follows (in thousands):

                                                                     Amount($)
                                                                     ---------
      Life Vision Aggressive Growth Fund..........................       2
      Life Vision Conservative Fund...............................      24
      Life Vision Growth and Income Fund..........................       1
      Life Vision Moderate Growth Fund............................      10
      Life Vision Target Date 2015 Fund...........................      22
      Life Vision Target Date 2025 Fund...........................      22
      Life Vision Target Date 2035 Fund...........................      22

     During the period ended September 30, 2006, the Investment Adviser also voluntarily waived fees in certain Funds in order to maintain a more competitive expense ratio for shareholders. These voluntary waivers will not be recouped by the Investment Adviser in subsequent years.

     Administration, Fund Accounting and Transfer Agency Agreement -- The Trust and STI Classic Variable Trust are parties to a Master Services Agreement with BISYS Fund Services Ohio, Inc. (the "Administrator"), under which the Administrator provides administrative, fund accounting, transfer agent and shareholder services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of: 0.0275% up to $25 billion, 0.0225% on the next $5 billion and 0.0175% for over $30 billion plus an additional class fee of $2,593 per class annually, applicable to each additional class of shares over 145 classes of shares.

     The Master Services Agreement provides for the Administrator to pay certain insurance premiums for the Trust and STI Classic Variable Trust, including $300,000 toward the premium for Directors and Officers Liability/Errors and Omissions insurance coverage, and $25,000 toward the premium for Fidelity Bond coverage. The Administrator has agreed, under the terms of the Master Services Agreement, to pay

STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

     certain legal expenses for the benefit of the Trust and STI Classic Variable Trust relating to administrative service matters. The Master Services Agreement further provides for the Administrator to waive a portion of its fees for the benefit of shareholders. Such payments and fee waivers are expected to total approximately $400,000 to $650,000 annually, and will not be recouped by the Administrator in subsequent years.

     Distribution Agreement -- The Trust and BISYS Fund Services Limited Partnership (the "Distributor") are parties to a Distribution Services Agreement. The Distributor receives no fees for its distribution services under the agreement for the I Shares of any Fund. With respect to the A Shares, C Shares and B Shares, the Distributor receives amounts, pursuant to a Distribution Plan and (in the case of C Shares and B Shares) a Distribution and Service Plan, based upon average daily net assets of each respective class, which are computed daily and paid monthly. These fees, expressed as a percentage of average daily net assets, for the period ended September 30, 2006 are as follows:

                                                                    Board Approved    Board Approved     Board Approved
                                                                     and Charged       and Charged        and Charged
                                                                       A Share           C Share            B Share
                                                                     Distribution    Distribution and   Distribution and
                                                                        Fee(%)        Service Fee(%)     Service Fee(%)
                                                                    --------------   ----------------   ----------------
      Aggressive Growth Stock Fund................................       0.30              1.00                N/A
      Capital Appreciation Fund...................................       0.30              1.00                N/A
      Emerging Growth Stock Fund..................................       0.30              1.00                N/A
      International Equity Fund...................................       0.30              1.00                N/A
      International Equity Index Fund.............................       0.30              1.00                N/A
      Large Cap Quantitative Equity Fund..........................       0.25              1.00                N/A
      Large Cap Relative Value Fund...............................       0.25              1.00                N/A
      Large Cap Value Equity Fund.................................       0.30              1.00                N/A
      Mid-Cap Equity Fund.........................................       0.30              1.00                N/A
      Mid-Cap Value Equity Fund...................................       0.30              1.00                N/A
      Quality Growth Stock Fund...................................       0.30              1.00                N/A
      Small Cap Growth Stock Fund.................................       0.30              1.00                N/A
      Small Cap Quantitative Equity Fund..........................       0.30              1.00                N/A
      Small Cap Value Equity Fund.................................       0.25              0.25                N/A
      Balanced Fund...............................................       0.28              1.00                N/A
      Life Vision Aggressive Growth Fund..........................       0.30              1.00               0.75
      Life Vision Conservative Fund...............................       0.30              1.00               0.75
      Life Vision Growth and Income Fund..........................       0.30              1.00               0.75
      Life Vision Moderate Growth Fund............................       0.30              1.00               0.75
      Life Vision Target Date 2015 Fund...........................       0.30              1.00                N/A
      Life Vision Target Date 2025 Fund...........................       0.30              1.00                N/A
      Life Vision Target Date 2035 Fund...........................       0.30              1.00                N/A

     Custodian Agreements -- SunTrust Bank acts as Custodian for the Funds, except for the International Equity Fund and the International Equity Index Fund, which have appointed Brown Brothers Harriman & Co. as Custodian. The Funds pay custody fees on the basis of the net assets and transaction costs.

     Other -- Certain officers of the Trust are also officers of the Investment Adviser, the Administrator and/or the Distributor. Such officers receive no fees from the Trust for serving as officers of the Trust. Each of the

STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

     trustees receives an annual retainer fee and an additional fee for each meeting attended. Trustees receive an additional fee for attendance at committee meetings. The fees during the period were as follows:

                                                                    Chairman($)   Trustee($)
                                                                    -----------   ----------
      Annual Retainer.............................................    50,000        40,000
      Regular Meeting Fee.........................................     7,500         6,000
      Special Meeting Fee.........................................     3,750         3,000
      Committee Meeting Fee.......................................     4,500         2,500

     Trustees are also reimbursed for certain expenses incurred. The Investment Adviser provides services to the Trust and the STI Classic Variable Trust to ensure compliance with applicable laws and regulations. The Investment Adviser has designated a dedicated compliance staff and an employee to serve as Chief Compliance Officer. The Investment Adviser receives an annual fee totaling $475,000 for these services. In addition, the Administrator provides an employee and staff to assist the Chief Compliance Officer for the Trust, including providing certain related services, and receives an annual fee of $150,000 for providing these services. The fees above are allocated across the assets of the Trust and the STI Classic Variable Trust. For the period ended September 30, 2006, the total related amounts paid by the Trust were $580,003.

     During the year ended March 31, 2006, the Investment Adviser reimbursed the International Equity Fund and the International Equity Index Fund $5,582 and $2,871, respectively for losses relating to the application of revised foreign exchange rates.

     On February 27, 2006, the Balanced Fund received a redemption request of approximately $53,000,000, which represented approximately 31% of the net assets of that Fund as of that date. The Investment Adviser immediately sold significant security positions sufficient to generate the amount of cash required to satisfy the redemption request. These sales were conducted in an expedited manner not contemplated in the ordinary operations of the Fund. As a result, certain of the securities were sold at prices less than those achievable in the ordinary operations of the Fund. The Investment Adviser determined the security sales, if undertaken in the ordinary operations of the Fund, would have resulted in additional sales proceeds to the Fund. Accordingly, the Investment Adviser and an affiliate of the Investment Adviser contributed a total of $71,348 to the Balanced Fund, such that shareholders were unaffected by the impact of the expedited security sales.

     The Trust has entered into an agreement with SunTrust Robinson Humphrey, a division of SunTrust Capital Markets, Inc., which is a registered broker-dealer and a direct non-bank subsidiary of SunTrust Banks, Inc., to act as an agent in placing repurchase agreements for the Trust. For the period ended September 30, 2006, the following Funds paid SunTrust Robinson Humphrey, through a reduction in the yield earned by the Funds on those repurchase agreements, the following amounts (in thousands):

                                                                    Fees($)
                                                                    -------
      Aggressive Growth Stock Fund................................     1
      Capital Appreciation Fund...................................     3
      Emerging Growth Stock Fund..................................    --
      Large Cap Quantitative Equity Fund..........................    --
      Large Cap Value Equity Fund.................................     1
      Mid-Cap Equity Fund.........................................     4
      Quality Growth Stock Fund...................................    --
      Small Cap Growth Stock Fund.................................     9
      Small Cap Value Equity Fund.................................     1
      Balanced Fund...............................................    --
      Amounts designated as "--" round to less than $1,000.

STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

4. Risks

The International Equity, International Equity Index and Balanced Funds invest in securities of foreign issuers in various countries. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers, including governments, in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of interest rate fluctuation and price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

5. Investment Transactions

The cost of purchases and the proceeds from sales and maturities of securities, excluding short-term investments and government securities, for the period ended September 30, 2006 were as follows (in thousands):

                                                                               Sales and
                                                              Purchases($)   Maturities($)
                                                              ------------   -------------
Aggressive Growth Stock Fund................................      140,483         82,570
Capital Appreciation Fund...................................      546,082        649,108
Emerging Growth Stock Fund..................................       60,737         11,112
International Equity Fund...................................      381,680        323,164
International Equity Index Fund.............................      123,074         43,308
Large Cap Quantitative Equity Fund..........................      557,714        486,585
Large Cap Relative Value Equity Fund........................      485,958        457,892
Large Cap Value Equity Fund.................................      402,646        445,338
Mid-Cap Equity Fund.........................................      596,148        632,412
Mid-Cap Value Equity Fund...................................      222,982        229,332
Quality Growth Stock Fund...................................       48,828         82,214
Small Cap Growth Stock Fund.................................    1,149,363      1,279,207
Small Cap Quantitative Equity Fund..........................       68,073         44,954
Small Cap Value Equity Fund.................................      162,555        192,036
Balanced Fund...............................................       26,394         34,923
Life Vision Aggressive Growth Fund..........................        5,518          3,594
Life Vision Conservative Fund...............................        1,430          2,541
Life Vision Growth and Income Fund..........................       17,618          8,058
Life Vision Moderate Growth Fund............................       24,502         22,865
Life Vision Target Date 2015 Fund...........................          662            128
Life Vision Target Date 2025 Fund...........................          667            114
Life Vision Target Date 2035 Fund...........................          289             25

The cost of purchases and proceeds from sales and maturities of long-term government securities for the Balanced Fund during the period ended September 30, 2006, in thousands, was $36,424 and $41,056, respectively.

STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

6. Federal Tax Policies and Information

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country's tax rules and rates.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ for GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. foreign currency transactions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

At September 30, 2006, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were different from amounts reported for financial reporting purposes. These differences were generally due to losses on wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for securities held by the Funds at September 30, 2006, are presented on each Fund's Schedule of Portfolio Investments.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending March 31, 2007.

The tax character of distributions paid to shareholders during the year ended March 31, 2006 was as follows (in thousands):

                                                               Distributions Paid From
                                                              -------------------------
                                                                 Net         Net Long         Total
                                                              Investment   Term Capital   Distributions
Fund                                                          Income($)      Gains($)       Paid($)*
----                                                          ----------   ------------   -------------
Aggressive Growth Stock Fund................................         5            --              5
Capital Appreciation Fund...................................     2,820        33,118         35,938
Emerging Growth Stock Fund..................................        --            --             --
International Equity Fund...................................     8,844            --          8,844
International Equity Index Fund.............................     9,687            --          9,687
Large Cap Quantitative Fund.................................    12,192           588         12,780
Large Cap Relative Value Fund...............................    20,863        51,016         71,879
Large Cap Value Equity Fund.................................    14,910            --         14,910
Mid-Cap Equity Fund.........................................     1,670        16,129         17,799
Mid-Cap Value Equity Fund...................................     8,090        15,245         23,335
Quality Growth Stock Fund...................................       529            --            529
Small Cap Growth Stock Fund.................................    14,140        97,800        111,940
Small Cap Value Equity Fund.................................    13,487       141,539        155,026
Balanced Fund...............................................     3,711        10,492         14,203
Life Vision Aggressive Growth Fund..........................       652           617          1,269
Life Vision Conservative Fund...............................       309            --            309
Life Vision Growth and Income Fund..........................     2,058            --          2,058
Life Vision Moderate Growth Fund............................     5,382         2,321          7,703
Life Vision Target Date 2015 Fund...........................         2            --              2

STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

                                                               Distributions Paid From
                                                              -------------------------
                                                                 Net         Net Long         Total
                                                              Investment   Term Capital   Distributions
Fund                                                          Income($)      Gains($)       Paid($)*
----                                                          ----------   ------------   -------------
Life Vision Target Date 2025 Fund...........................         2            --              2
Life Vision Target Date 2035 Fund...........................         3            --              3

---------------

* Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes, dividends are recognized when actually paid.

Amounts designated as "--" are $0 or have been rounded to $0.

The tax character of distributions paid to shareholders during the period ended March 31, 2005 was as follows (in thousands):

                                                               Distributions Paid From
                                                              -------------------------
                                                                 Net         Net Long         Total
                                                              Investment   Term Capital   Distributions
Fund                                                          Income($)      Gains($)       Paid($)*
----                                                          ----------   ------------   -------------
Aggressive Growth Stock Fund................................        --            --              --
Capital Appreciation Fund...................................     2,919        26,372          29,291
Emerging Growth Stock Fund..................................        --            --              --
International Equity Fund...................................     4,175            --           4,175
International Equity Index Fund.............................     8,680            --           8,680
Large Cap Relative Value Fund...............................    14,777        18,982          33,759
Large Cap Value Equity Fund.................................    12,627            --          12,627
Mid-Cap Equity Fund.........................................       987            --             987
Mid-Cap Value Equity Fund...................................     1,946            --           1,946
Quality Growth Stock Fund...................................       178            --             178
Small Cap Growth Stock Fund.................................    33,850        71,394         105,244
Small Cap Value Equity Fund.................................     9,030        50,922          59,952
Strategic Quantitative Equity Fund..........................     3,904           932           4,836
Balanced Fund...............................................     4,430         2,651           7,081
Life Vision Aggressive Growth Fund..........................     8,680            --           8,680
Life Vision Conservative Fund...............................       492            --             492
Life Vision Growth and Income Fund..........................       142             1             143
Life Vision Moderate Growth Fund............................     1,550            --           1,550

---------------

* Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes, dividends are recognized when actually paid.

Amounts designated as "--" are $0 or have been rounded to $0.

As of March 31, 2006 the components of accumulated earnings (deficit) on a tax basis were as follows (in thousands):

                                     Undistributed    Undistributed                   Distributions      Accumulated
                                       Ordinary         Long Term       Accumulated      Payable         Capital and
                                       Income($)     Capital Gains($)   Earnings($)        ($)        Other Losses($)**
                                     -------------   ----------------   -----------   -------------   -----------------
Aggressive Growth Stock Fund.......         --                --              --            --              (8,578)
Capital Appreciation Fund..........     15,134            39,578          54,712            --                  --
Emerging Growth Stock Fund.........         --                --              --            --                (525)
International Equity Fund..........      6,616                --           6,616            --             (25,734)
International Equity Index Fund....      3,719                --           3,719            --             (52,744)
Large Cap Relative Value Fund......     19,947            51,873          71,820            --                  --
Large Cap Value Equity Fund........         11                --              11            --             (30,146)
Mid-Cap Equity Fund................        143             4,696           4,839            --                  --
Mid-Cap Value Equity Fund..........     10,520             5,819          16,339            --                  --
Quality Growth Stock Fund..........         --                --              --            --            (194,445)
Small Cap Growth Stock Fund........     15,457            52,014          67,471            --                (665)

                                                               Total
                                          Unrealized        Accumulated
                                         Appreciation         Earnings
                                     (Depreciation)($)***   (Deficit)($)
                                     --------------------   ------------
Aggressive Growth Stock Fund.......         30,395              21,817
Capital Appreciation Fund..........        165,717             220,429
Emerging Growth Stock Fund.........         10,759              10,234
International Equity Fund..........        195,533             176,415
International Equity Index Fund....        216,841             167,816
Large Cap Relative Value Fund......        267,062             338,882
Large Cap Value Equity Fund........        114,943              84,808
Mid-Cap Equity Fund................         59,696              64,535
Mid-Cap Value Equity Fund..........         21,142              37,481
Quality Growth Stock Fund..........         27,551            (166,894)
Small Cap Growth Stock Fund........        370,097             436,903

STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

                                     Undistributed    Undistributed                   Distributions      Accumulated
                                       Ordinary         Long Term       Accumulated      Payable         Capital and
                                       Income($)     Capital Gains($)   Earnings($)        ($)        Other Losses($)**
                                     -------------   ----------------   -----------   -------------   -----------------
Small Cap Value Equity Fund........     26,284            64,964          91,248            --                  --
Strategic Quantitative Equity
  Fund.............................      1,418             6,098           7,516            --                  --
Balanced Fund......................      2,428             4,053           6,481            --                  --
Life Vision Aggressive Growth
  Fund.............................         99             1,021           1,120            --                  --
Life Vision Conservative Fund......         31                69             100            --                  --
Life Vision Growth and Income
  Fund.............................         40             2,609           2,649            --                  --
Life Vision Moderate Growth Fund...        395             2,551           2,946            --                  --
Life Vision Target Date 2015
  Fund.............................         --                 3               3            --                  --
Life Vision Target Date 2025
  Fund.............................          1                 1               2            --                  --
Life Vision Target Date 2035
  Fund.............................          1                 4               5            --                  --

                                                               Total
                                          Unrealized        Accumulated
                                         Appreciation         Earnings
                                     (Depreciation)($)***   (Deficit)($)
                                     --------------------   ------------
Small Cap Value Equity Fund........        234,779             326,027
Strategic Quantitative Equity
  Fund.............................         12,836              20,352
Balanced Fund......................          8,174              14,655
Life Vision Aggressive Growth
  Fund.............................         10,110              11,230
Life Vision Conservative Fund......            219                 319
Life Vision Growth and Income
  Fund.............................         17,077              19,726
Life Vision Moderate Growth Fund...         15,961              18,907
Life Vision Target Date 2015
  Fund.............................             11                  14
Life Vision Target Date 2025
  Fund.............................             18                  20
Life Vision Target Date 2035
  Fund.............................             17                  22

---------------

** As of the latest tax year end of March 31, 2006, the following Funds had net capital loss carryovers to offset future net capital gains, if any, to the extent provided by the Treasury regulations (in thousands). To the extent that these carryovers are used to offset future gains, it is probable that the gains so offset will not be distributed to shareholders:

                                                                                            Expires
                                                              -------------------------------------------------------------------
                                                              2007($)   2009($)   2010($)   2011($)   2012($)   2013($)   2014($)
                                                              -------   -------   -------   -------   -------   -------   -------
    Aggressive Growth Stock Fund............................     --          --    3,369        --        --     1,399     2,683
    Emerging Growth Stock Fund..............................     --          --       --        --        --       525        --
    International Equity Fund...............................     --          --       --     8,547    17,051        --        --
    International Equity Index Fund.........................     --          --   23,637    16,546     9,207     3,126        --
    Large Cap Value Equity Fund.............................     --       1,204       --    28,942        --        --        --
    Quality Growth Stock Fund...............................     --     132,265   52,653     9,527        --        --        --
    Small Cap Growth Stock Fund.............................    665          --       --        --        --        --        --

   As of March 31, 2006, the Aggressive Growth Stock Fund has additional capital loss carryforwards, subject to any applicable limitations on availability, to offset future gains, if any, as the successor of a merger with the Information and Technology Fund. This amount is $3,369,014 expiring in 2010.

   During the year ended March 31, 2006, the Aggressive Growth Stock Fund, Emerging Growth Stock Fund, International Equity Fund, International Equity Index Fund, Large Cap Value Equity Fund, Mid-Cap Equity Fund, Quality Growth Stock Fund, Small Cap Growth Fund, Life Vision Aggressive Growth Fund and Life Vision Growth and Income Fund utilized $2,683, $634, $47,966, $6,424, $56,312, $11,269, $16,770, $665, $52 and $1,183 in capital loss carryforwards, respectively (in thousands).

   Net Capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. The Aggressive Growth Stock Fund, International Equity Fund, and International Equity Index Fund have incurred and will elect to defer $1,127, $136 and $228, respectively (in thousands).

*** The differences between book-basis and tax-basis unrealized appreciation
    (depreciation) is attributable primarily to: tax deferral of losses on wash sales, the difference between book and tax amortization methods for premium and market discount, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies, and the return of capital adjustments from real estate investment trusts.

   Amounts designated as "--" are $0 or have been rounded to $0.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions will "more-likely-than-not" be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have an impact to the financial statements.

7. Subsequent Event

At the meeting on November 14, 2006, the Board voted to remove the Redemption Fee Policy from all Funds except for the International Equity and International Equity Index Funds. This change was effective on November 20, 2006.

TRUSTEES AND OFFICERS OF THE STI CLASSIC FUNDS
STI CLASSIC FUNDS  September 30, 2006
(Unaudited)
Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be "interested persons" of the Trust as defined in the 1940 Act are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Trustees." Messrs. Courts and Ridley are trustees who may be deemed to be "interested persons" of the Trust.
--------------------------------------------------------------------------------

                                                                                          NUMBER OF
                                                                                        PORTFOLIOS IN
                                          TERM OF                                          THE STI
                         POSITION(S)     OFFICE AND                PRINCIPAL            FUND COMPLEX               OTHER
     NAME, ADDRESS,       HELD WITH      LENGTH OF               OCCUPATION(S)           OVERSEEN BY           DIRECTORSHIPS
     DATE OF BIRTH        THE GROUP     TIME SERVED         DURING THE PAST 5 YEARS        TRUSTEE            HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES*:
Richard W. Courts, II     Trustee      Indefinite;      Chairman, Atlantic Investment        59         Genuine Parts Company;
3435 Stelzer Road                      since November   Company                                         Piedmont Medical Center;
Columbus, OH 43219                     2001                                                             SunTrust Bank
DOB 01/18/36
------------------------------------------------------------------------------------------------------------------------------------
Clarence H. Ridley        Trustee      Indefinite;      Chairman, Haverty Furniture          59         Crawford & Co.
3435 Stelzer Road                      since November   Companies; Partner, King and
Columbus, OH 43219                     2001             Spaulding LLP (law firm) (1977
DOB 06/03/42                                            to 2000)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
Thomas Gallagher          Trustee      Indefinite;      President, CEO, Genuine Parts        59         Genuine Parts Company;
3435 Stelzer Road                      since May 2000   Company                                         Oxford Industries, Inc.
Columbus, OH 43219
DOB 11/25/47
------------------------------------------------------------------------------------------------------------------------------------
F. Wendell Gooch          Trustee      Indefinite;      Retired                              59         SEI Family of Funds
3435 Stelzer Road                      since May 1992
Columbus, OH 43219
DOB 12/03/32
------------------------------------------------------------------------------------------------------------------------------------
Sidney E. Harris          Trustee      Indefinite;      Professor (since 2004) and Dean      59         ServiceMaster Company; Total
3435 Stelzer Road                      since November   (1997-2004), J. Mack Robinson                   System Services, Inc.;
Columbus, OH 43219                     2004             College of Business, Georgia                    Transamerica Investors, Inc.
DOB 07/21/49                                            State University                                (13 mutual funds)
------------------------------------------------------------------------------------------------------------------------------------
Warren Y. Jobe            Trustee      Indefinite;      Retired. EVP, Georgia Power          59         WellPoint, Inc.; UniSource
3435 Stelzer Road                      since November   Company and SVP, Southern                       Energy Corp.; HomeBanc Corp.
Columbus, OH 43219                     2004             Company (1998-2001)
DOB 11/12/40
------------------------------------------------------------------------------------------------------------------------------------
Connie D. McDaniel        Trustee      Indefinite;      Vice President and Controller,       59         None
3435 Stelzer Road                      since May 2005   The Coca-Cola Company
Columbus, OH 43219
DOB 04/10/58
------------------------------------------------------------------------------------------------------------------------------------
James O. Robbins          Trustee      Indefinite;      Retired. President, CEO, Cox         59         Cox Communications; Humana,
3435 Stelzer Road                      since May 2000   Communications, Inc.                            Inc.
Columbus, OH 43219                                      (1985-2005)
DOB 07/04/42
------------------------------------------------------------------------------------------------------------------------------------
Charles D. Winslow        Trustee      Indefinite;      Retired. Formerly Partner,           59         None
3435 Stelzer Road                      since November   Accenture (consulting)
Columbus, OH 43219                     2004
DOB 07/13/35
------------------------------------------------------------------------------------------------------------------------------------

* Mr. Courts may be deemed an Interested Trustee because of his directorships with affiliates of the Investment Adviser. Mr. Ridley may be deemed an Interested Trustee because of a material business relationship with the parent of the Investment Adviser.

STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

                                                       TERM OF
                              POSITION(S)            OFFICE AND
     NAME, ADDRESS             HELD WITH              LENGTH OF                         PRINCIPAL OCCUPATION(S)
   AND DATE OF BIRTH             TRUST               TIME SERVED                        DURING THE PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------------
OFFICERS
R. Jeffrey Young           President and        One-year; since July    Senior Vice President, Relationship Management, BISYS
3435 Stelzer Road          Chief Executive      2004                    Fund Services (since 2002); Vice President, Client
Columbus, OH 43219         Officer                                      Services, BISYS Fund Services; (1997-2002)
DOB 08/22/64
--------------------------------------------------------------------------------------------------------------------------------
Deborah A. Lamb            Executive Vice       One-year; since         Chief Compliance Officer, Managing Director, Trusco
50 Hurt Plaza              President;           September 2004; since   Capital Management, Inc. (since 2003); President,
Suite 1400                 Assistant            November 2003; since    Investment Industry Consultants, LLC (2000-2003);
Atlanta, GA 30303          Secretary; Chief     August 2004             Director of Compliance, INVESCO, Inc. (1995-2000)
DOB 10/02/52               Compliance Officer   (respectively)
--------------------------------------------------------------------------------------------------------------------------------
Joel B. Engle              Treasurer, Chief     One-year; since May     Director, Fund Administration, BISYS Fund Services since
3435 Stelzer Road          Financial Officer    2006                    February 2006; Small business owner/operator (retail)
Columbus, OH 43219                                                      (2003- 2006); Vice President, Fund Administration, BISYS
DOB 10/31/65                                                            Fund Services (1998-2003)
--------------------------------------------------------------------------------------------------------------------------------
Cynthia J. Surprise        Secretary and        One-year; since         Senior Counsel, Legal Services, BISYS Fund Services
3435 Stelzer Road          Chief Legal          February 2005           (since 2004); Director and Counsel, Investors Bank &
Columbus, OH 43219         Officer                                      Trust Company (1999-2004)
DOB 07/08/46
--------------------------------------------------------------------------------------------------------------------------------
Alaina V. Metz             Assistant            One-year; since July    Vice President, Blue Sky Compliance, BISYS Fund Services
3435 Stelzer Road          Secretary            2004                    (since 2002); Chief Administrative Officer, Blue Sky
Columbus, OH 43219                                                      Compliance, BISYS Fund Services (1995-2002)
DOB 04/07/67
--------------------------------------------------------------------------------------------------------------------------------
Jennifer A. English        Assistant            One-year; since         Assistant Counsel, Legal Services, BISYS Fund Services
3435 Stelzer Road          Secretary            November 2005           (since 2005); Assistant Counsel, PFPC, Inc. (2002-2005);
Columbus, OH 43219                                                      Associate Legal Product Manager, Fidelity Investments
DOB 03/05/72                                                            (2001)
--------------------------------------------------------------------------------------------------------------------------------

The Trust's Statement of Additional Information includes additional information about the Trust's trustees and officers. To request your free copy of the Statement of Additional Information, call toll free 1-888-STI-FUND.

ADDITIONAL INFORMATION
STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

ANNUAL APPROVAL OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

The continuance of the Trust's investment advisory agreements with Trusco Capital Management, Inc. (the "Adviser") and subadvisory agreement with Zevenbergen Capital Investments LLC (the "Subadviser") must be specifically approved at least annually by (i) the vote of the Trustees or a vote of the shareholders of the Funds and (ii) the vote of a majority of the Trustees who are not parties to the agreements or "interested persons" of any party thereto (the "Independent Trustees"), as defined in the Investment Company Act 1940, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Trust's agreements for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser and Subadviser. The Trustees use this information, as well as other information that the Adviser, Subadviser, and other service providers may submit to the Board, to help them decide whether to renew the agreements for another year.

In considering the renewal of the agreements this year, the Board requested and received material from the Adviser and Subadviser in preparation for a special meeting of the Board held on April 24, 2006, and requested and reviewed additional material from the Adviser and Subadviser in preparation for its quarterly meeting held on May 9, 2006, at which it specifically considered the renewal of the agreements. Such material included, among other things, information about: (a) the quality of the Adviser's and Subadviser's investment management and other services; (b) the Adviser's and Subadviser's investment management personnel; (c) the Adviser's and Subadviser's operations and financial condition; (d) the Adviser's and Subadviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that the Adviser and Subadviser charge the Funds compared with the fees they charge to comparable mutual funds or accounts, if any; (f) the Funds' overall fees and operating expenses compared with similar mutual funds; (g) the level of the Adviser's and Subadviser's profitability from their Fund-related operations; (h) the Adviser's and Subadviser's compliance systems; (i) the Adviser's and Subadviser's policies and procedures for personal securities transactions; (j) the Adviser's and Subadviser's reputation, expertise and resources in domestic financial markets; and (k) the Fund's performance compared with similar mutual funds. The Board also received a memorandum from Fund counsel regarding the responsibilities of the Trustees in connection with their consideration of advisory agreements.

At both meetings, representatives from the Adviser and Subadviser presented additional oral and written information to the Board to help the Board evaluate the Adviser's and Subadviser's fees and other aspects of the agreements. The Board also considered information presented by the Adviser, Subadviser, and other service providers at meetings throughout the year. The Trustees discussed the written materials, oral presentations, and any other information that the Board received, and considered the approval of the agreements in light of this information.

Based on the Board's deliberations and evaluation of the information it received, the Board, including the Independent Trustees, approved the agreements and the selection of the Adviser and Subadviser and determined that the compensation under the agreement is fair and reasonable in light of the services to be performed. The Board considered the following specific factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT, AND QUALITY OF SERVICES

The Board received and considered information regarding the nature, extent, and quality of services to be provided to the Funds by the Adviser and Subadviser. In this regard, the Trustees evaluated, among other things, the Adviser's and Subadviser's personnel, experience, track record, and compliance program. The Board considered the background and experience of the Adviser's and Subadviser's senior management and the expertise of, and amount of attention expected to be given to the Funds by, their portfolio management teams. The Board reviewed the qualifications, backgrounds, and responsibilities of the portfolio managers responsible for the day-to-day management of the Funds. The Board also reviewed information pertaining to the Adviser's and Subadviser's organizational structure, senior management, investment operations, and other

STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

relevant information. The Board concluded that, within the context of its full deliberations, the nature, extent, and quality of the services to be provided to the Funds by the Adviser and Subadviser supported the approval of the agreements.

PERFORMANCE

The Board considered the investment performance of each Fund, including any periods of outperformance and underperformance, both on an absolute basis and a comparative basis to indices and other funds within the same investment categories. Specifically, the Board considered each Fund's performance relative to its peer group and appropriate benchmarks in light of total return, yield, and market trends. As part of this review, the Board considered the composition of the peer group and selection criteria, as well as market risk and shareholder risk expectations. The Board considered the Adviser's explanations regarding specific performance issues. The board concluded that, within the context of its full deliberations, the performance of the Funds, the Adviser and the Subadviser supported the approval of the agreements.

FUND EXPENSES

With respect to advisory fees, the Board considered the rate of compensation under the agreements and each Fund's net operating expense ratio in comparison to those of comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in each Fund's peer group. Finally, the Trustees considered the effect of the Adviser's waiver and reimbursement of fees and expenses, where applicable, to prevent total expenses from exceeding a specified amount and that due to these waivers and reimbursements net operating expenses have been maintained at competitive levels. The Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported the approval of the agreements.

PROFITABILITY

The Board reviewed information about the profitability of the Funds to the Adviser and Subadviser and considered whether the level of profitability was reasonable and justified in light of the quality of the services rendered to the Funds and in comparison to other advisory firms. The Board concluded that, within the context of its full deliberations, the profitability of the Adviser and Subadviser is within the range the Board considered reasonable.

ECONOMIES OF SCALE

The Board considered the existence of economies of scale and whether they were passed along to Fund shareholders through a graduated advisory fee schedule or other means, including any fee and expense waivers and reimbursements by the Adviser. The Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

EXPENSE EXAMPLES

As a shareholder of the STI Classic Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; (2) ongoing costs, including management fees; 12b-1 distribution and/or service fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the STI Classic Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2006 through September 30, 2006.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expense Paid During Period" to estimate the expenses you paid on your account during this period.

                                                        Beginning          Ending           Expense Paid          Expense Ratio
                                                      Account Value     Account Value      During Period*        During Period**
                                                        04/01/06          09/30/06        04/01/06-09/30/06     04/01/06-09/30/06
                                                      -------------     -------------     -----------------     -----------------
Aggressive Growth Stock Fund......    I Shares          $1,000.00         $  940.40            $ 5.69                 1.17%
                                      A Shares           1,000.00            940.00              7.15                 1.47
                                      C Shares           1,000.00            935.00             10.48                 2.16
Capital Appreciation Fund.........    I Shares           1,000.00          1,005.20              4.93                 0.98
                                      A Shares           1,000.00          1,003.20              6.43                 1.28
                                      C Shares           1,000.00          1,000.00              9.93                 1.98
Emerging Growth Stock Fund........    I Shares           1,000.00            902.60              5.58                 1.17
                                      A Shares           1,000.00            901.80              6.96                 1.46
                                      C Shares           1,000.00            898.30             10.28                 2.16
International Equity Fund.........    I Shares           1,000.00          1,042.80              6.30                 1.23
                                      A Shares           1,000.00          1,041.20              7.83                 1.53
                                      C Shares           1,000.00          1,036.80             11.34                 2.22
International Equity Index Fund...    I Shares           1,000.00          1,039.20              3.12                 0.61
                                      A Shares           1,000.00          1,038.30              4.65                 0.91
                                      C Shares           1,000.00          1,034.70              8.21                 1.61
Large Cap Quantitative Equity
  Fund............................    I Shares           1,000.00            990.00              4.54                 0.91
                                      A Shares           1,000.00            988.60              5.78                 1.16
                                      C Shares           1,000.00            984.30              9.50                 1.91
Large Cap Relative Value Fund.....    I Shares           1,000.00          1,046.80              4.41                 0.86
                                      A Shares           1,000.00          1,045.20              5.69                 1.11
                                      C Shares           1,000.00          1,046.80              9.47                 1.85
Large Cap Value Equity Fund.......    I Shares           1,000.00          1,054.60              4.33                 0.84
                                      A Shares           1,000.00          1,052.40              5.87                 1.14
                                      C Shares           1,000.00          1,049.40              9.45                 1.84
Mid-Cap Equity Fund...............    I Shares           1,000.00            974.90              5.30                 1.07
                                      A Shares           1,000.00            973.10              6.78                 1.37
                                      C Shares           1,000.00            970.40             10.22                 2.07
Mid-Cap Value Equity Fund.........    I Shares           1,000.00          1,021.20              5.37                 1.06
                                      A Shares           1,000.00          1,019.90              7.39                 1.46
                                      C Shares           1,000.00          1,016.40             10.41                 2.06
Quality Growth Stock Fund.........    I Shares           1,000.00            997.20              4.91                 0.98
                                      A Shares           1,000.00            995.70              6.40                 1.28
                                      C Shares           1,000.00            992.10              9.89                 1.98

STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

                                                        Beginning          Ending           Expense Paid          Expense Ratio
                                                      Account Value     Account Value      During Period*        During Period**
                                                        04/01/06          09/30/06        04/01/06-09/30/06     04/01/06-09/30/06
                                                      -------------     -------------     -----------------     -----------------
Small Cap Growth Stock Fund.......    I Shares          $1,000.00         $  861.30            $ 5.41                 1.16%
                                      A Shares           1,000.00            860.10              6.81                 1.46
                                      C Shares           1,000.00            857.30             10.06                 2.16
Small Cap Quantitative Equity
  Fund............................    I Shares(a)        1,000.00            921.10              5.19                 1.09
                                      A Shares(a)        1,000.00            920.00              6.62                 1.39
                                      C Shares(a)        1,000.00            917.00              9.89                 2.08
Small Cap Value Equity Fund.......    I Shares           1,000.00            958.00              5.79                 1.18
                                      A Shares           1,000.00            957.10              7.02                 1.44
                                      C Shares           1,000.00            956.70              7.01                 1.43
Balanced Fund.....................    I Shares           1,000.00          1,019.40              4.81                 0.95
                                      A Shares           1,000.00          1,017.90              6.22                 1.23
                                      C Shares           1,000.00          1,015.40              9.85                 1.95
Life Vision Aggressive Growth
  Fund............................    I Shares           1,000.00          1,009.90              0.91                 0.18
                                      A Shares           1,000.00          1,008.50              2.42                 0.48
                                      B Shares           1,000.00          1,005.70              4.68                 0.93
                                      C Shares           1,000.00          1,004.90              5.93                 1.18
Life Vision Conservative Fund.....    I Shares           1,000.00          1,024.80              1.02                 0.20
                                      A Shares           1,000.00          1,023.80              2.54                 0.50
                                      B Shares           1,000.00          1,021.10              4.81                 0.95
                                      C Shares           1,000.00          1,020.20              6.08                 1.20
Life Vision Growth and Income
  Fund............................    I Shares           1,000.00          1,015.20              0.86                 0.17
                                      A Shares           1,000.00          1,013.80              2.37                 0.47
                                      B Shares           1,000.00          1,011.50              4.64                 0.92
                                      C Shares           1,000.00          1,009.20              5.89                 1.17
Life Vision Moderate Growth
  Fund............................    I Shares           1,000.00          1,019.60              0.76                 0.15
                                      A Shares           1,000.00          1,018.10              2.28                 0.45
                                      B Shares           1,000.00          1,016.90              4.55                 0.90
                                      C Shares           1,000.00          1,014.90              5.81                 1.15
Life Vision Target Date 2015......    I Shares           1,000.00          1,018.10              1.01                 0.20
Life Vision Target Date 2025......    I Shares           1,000.00          1,012.60              1.01                 0.20
                                      A Shares(b)        1,000.00          1,035.90              1.13                 0.50
Life Vision Target Date 2035......    I Shares           1,000.00          1,008.90              1.01                 0.20
                                      A Shares(c)        1,000.00            991.80              2.05                 0.50

---------------

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

** Annualized.

(a) Information shown reflects values for the period from April 3, 2006 (commencement of operations) to September 30, 2006 and has been calculated using expense ratios and rates of return for the same period.

(b) Information shown reflects values for the period from July 12, 2006 (commencement of operations) to September 30, 2006 and has been calculated using expense ratios and rates of return for the same period.

(c) Information shown reflects values for the period from May 4, 2006 (commencement of operations) to September 30, 2006 and has been calculated using expense ratios and rates of return for the same period.

Hypothetical Example

The table below provides information about hypothetical account values and hypothetical expenses based on each STI Classic Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Beginning          Ending           Expense Paid          Expense Ratio
                                                      Account Value     Account Value      During Period*        During Period**
                                                        04/01/06          09/30/06        04/01/06-09/30/06     04/01/06-09/30/06
                                                      -------------     -------------     -----------------     -----------------
Aggressive Growth Stock Fund......    I Shares          $1,000.00         $1,019.25            $ 5.92                 1.17%
                                      A Shares           1,000.00          1,017.70              7.44                 1.47
                                      C Shares           1,000.00          1,014.19             10.91                 2.16
Capital Appreciation Fund.........    I Shares           1,000.00          1,020.16              4.96                 0.98
                                      A Shares           1,000.00          1,018.65              6.48                 1.28
                                      C Shares           1,000.00          1,015.14             10.00                 1.98
Emerging Growth Stock Fund........    I Shares           1,000.00          1,019.25              5.92                 1.17
                                      A Shares           1,000.00          1,017.75              7.38                 1.46
                                      C Shares           1,000.00          1,014.24             10.91                 2.16
International Equity Fund.........    I Shares           1,000.00          1,018.90              6.23                 1.23
                                      A Shares           1,000.00          1,017.40              7.74                 1.53
                                      C Shares           1,000.00          1,013.89             11.21                 2.22
International Equity Index Fund...    I Shares           1,000.00          1,022.01              3.09                 0.61
                                      A Shares           1,000.00          1,020.51              4.61                 0.91
                                      C Shares           1,000.00          1,017.00              8.14                 1.61
Large Cap Quantitative Equity
  Fund............................    I Shares           1,000.00          1,020.51              4.61                 0.91
                                      A Shares           1,000.00          1,019.25              5.87                 1.16
                                      C Shares           1,000.00          1,015.49              9.65                 1.91
Large Cap Relative Value Fund.....    I Shares           1,000.00          1,020.76              4.36                 0.86
                                      A Shares           1,000.00          1,019.50              5.62                 1.11
                                      C Shares           1,000.00          1,015.74              9.35                 1.85
Large Cap Value Equity Fund.......    I Shares           1,000.00          1,020.86              4.26                 0.84
                                      A Shares           1,000.00          1,019.35              5.77                 1.14
                                      C Shares           1,000.00          1,015.84              9.30                 1.84
Mid-Cap Equity Fund...............    I Shares           1,000.00          1,024.07              1.01                 0.20
                                      A Shares           1,000.00          1,018.20              6.93                 1.37
                                      C Shares           1,000.00          1,014.69             10.45                 2.07
Mid-Cap Value Equity Fund.........    I Shares           1,000.00          1,019.75              5.37                 1.06
                                      A Shares           1,000.00          1,018.25              7.38                 1.46
                                      C Shares           1,000.00          1,014.74             10.40                 2.06
Quality Growth Stock Fund.........    I Shares           1,000.00          1,020.16              4.96                 0.98
                                      A Shares           1,000.00          1,018.65              6.48                 1.28
                                      C Shares           1,000.00          1,015.14             10.00                 1.98
Small Cap Growth Stock Fund.......    I Shares           1,000.00          1,019.25              5.87                 1.16
                                      A Shares           1,000.00          1,017.75              7.38                 1.46
                                      C Shares           1,000.00          1,014.24             10.91                 2.16
Small Cap Quantitative Equity
  Fund............................    I Shares(a)        1,000.00          1,019.70              5.46                 1.09
                                      A Shares(a)        1,000.00          1,018.25              6.96                 1.39
                                      C Shares(a)        1,000.00          1,014.84             10.39                 2.08
Small Cap Value Equity Fund.......    I Shares           1,000.00          1,019.15              5.97                 1.18
                                      A Shares           1,000.00          1,017.90              7.23                 1.44
                                      C Shares           1,000.00          1,017.90              7.23                 1.43
Balanced Fund.....................    I Shares           1,000.00           1020.31              4.81                 0.95
                                      A Shares           1,000.00           1018.90              6.23                 1.23
                                      C Shares           1,000.00           1015.29              9.85                 1.95

ADDITIONAL INFORMATION (concluded)
STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

                                                        Beginning          Ending           Expense Paid          Expense Ratio
                                                      Account Value     Account Value      During Period*        During Period**
                                                        04/01/06          09/30/06        04/01/06-09/30/06     04/01/06-09/30/06
                                                      -------------     -------------     -----------------     -----------------
Life Vision Aggressive Growth
  Fund............................    I Shares          $1,000.00         $1,024.17            $ 0.91                 0.18%
                                      A Shares           1,000.00          1,022.66              2.43                 0.48
                                      B Shares           1,000.00          1,020.41              4.71                 0.93
                                      C Shares           1,000.00          1,019.15              5.97                 1.18
Life Vision Conservative Fund.....    I Shares           1,000.00          1,024.07              1.01                 0.20
                                      A Shares           1,000.00          1,022.56              2.54                 0.50
                                      B Shares           1,000.00          1,020.31              4.81                 0.95
                                      C Shares           1,000.00          1,019.05              6.07                 1.20
Life Vision Growth and Income
  Fund............................    I Shares           1,000.00          1,024.22              0.86                 0.17
                                      A Shares           1,000.00          1,022.71              2.38                 0.47
                                      B Shares           1,000.00          1,020.46              4.66                 0.92
                                      C Shares           1,000.00          1,019.25              5.92                 1.17
Life Vision Moderate Growth
  Fund............................    I Shares           1,000.00          1,024.32              0.76                 0.15
                                      A Shares           1,000.00          1,022.81              2.28                 0.45
                                      B Shares           1,000.00          1,020.56              4.56                 0.90
                                      C Shares           1,000.00          1,019.30              5.82                 1.15
Life Vision Target Date 2015......    I Shares           1,000.00          1,024.07              1.01                 0.20
Life Vision Target Date 2025......    I Shares           1,000.00          1,024.07              1.01                 0.20
                                      A Shares(b)        1,000.00          1,050.00              1.14                 0.50
Life Vision Target Date 2035......    I Shares           1,000.00          1,024.07              1.01                 0.20
                                      A Shares(c)        1,000.00          1,050.00              2.11                 0.50

---------------

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

** Annualized.

(a) Information shown reflects values for the period from April 3, 2006 (commencement of operations) to September 30, 2006 and has been calculated using expense ratios and rates of return for the same period.

(b) Information shown reflects values for the period from July 12, 2006 (commencement of operations) to September 30, 2006 and has been calculated using expense ratios and rates of return for the same period.

(c) Information shown reflects values for the period from May 4, 2006 (commencement of operations) to September 30, 2006 and has been calculated using expense ratios and rates of return for the same period.

PROXY VOTING

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-STI-FUND. The information also is included in the Funds' Statement of Additional Information, which is available on the Funds' website at www.sticlassicfunds.com and on the Securities and Exchange Commission's website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Funds' website at www.sticlassicfunds.com and on the Securities and Exchange Commission's website at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The Funds file a complete list of their portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the Securities and Exchange Commission's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1-800-SEC-0330.

                      (This page intentionally left blank)

                      (This page intentionally left blank)

                               INVESTMENT ADVISER:

                         Trusco Capital Management, Inc.

This information must be preceded or accompanied by a current prospectus for each Fund described. An investor should consider the Fund's investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information about STI Classic Funds can be found in the Fund's prospectus. For additional information, please call 1-888-STI-FUND, or visit www.sticlassicfunds.com. Please read the prospectus carefully before investing.

                                  DISTRIBUTOR:

                     BISYS Fund Services Limited Partnership


              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE


                               STI CLASSIC FUNDS


                                                                    STI-SAE-0906
                                                                           11-06

                            2006 SEMI-ANNUAL REPORT

                                   ----------

                          BOND AND MONEY MARKET FUNDS




                                                              SEPTEMBER 30, 2006




                               STI Classic Funds

TABLE OF CONTENTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS September 30, 2006

Letter to Shareholders .....................................................   1

Industry Allocation ........................................................   3

Schedules of Portfolio Investments .........................................   5

Statements of Assets and Liabilities ....................................... 121

Statements of Operations ................................................... 126

Statements of Changes in Net Assets ........................................ 130

Financial Highlights ....................................................... 151

Notes to Financial Statements .............................................. 165

Trustees and Officers of the STI Classic Funds ............................. 182

Additional Information ..................................................... 184

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------
September 30, 2006


Dear Valued STI Classic Funds Shareholder,

The third quarter began as something of a struggle, but finished on a positive note as the markets happily received encouraging news from both the Federal Reserve and the energy markets. By the close on September 30, the S&P 500 gained 5.7% on a total return basis, and the Lehman Aggregate Bond Index added 3.8%.

As the quarter began, economic momentum was fading following the post-Katrina rebound in the first quarter, but some of the headwinds that helped to slow growth in the spring continued to build. In particular, the Federal Reserve continued raising short-term interest rates, and oil prices reached nominal record highs above $76 per barrel. However, midway through the quarter, these two sources of restraint changed course; the Federal Reserve announced that they would leave interest rates unchanged, and oil prices fell sharply. The shift in the Fed's policy was attributed to its forecast of slower economic growth easing future inflation pressures, while the drop in energy prices was linked to a reversal in global supply disruption fears and elevated inventories.

While stable short-term rates and falling energy prices are generally positive for equities, performance among sectors was uneven during the quarter. The strongest sectors in the S&P 500 were Health Care and Telecom, followed by Technology, Financials, and Utilities. The weakest sector was, not surprisingly, Energy, while Materials and Industrials also posted negative returns. This eclectic performance mix ultimately fell in favor of the Value style. Equity performance was also concentrated in the higher quality, Large-Cap stocks over Mid-Caps and Small-Caps. The Russell Mid-Cap(R) Index rose 2.1% for the quarter, while the Russell 2000(R) Small-Cap Index gained just 0.4%, following an extended period of outperformance. International stocks improved in the third quarter, but the 4.0% rise in the MSCI EAFE International Index trailed the S&P 500.

The change in market direction in the middle of the quarter and the unusual pattern of sector relative performance tended to work against most equity managers in the third period. Still, all of our investment disciplines stayed true to their quality-oriented, bottom-up selection process, which has helped our clients earn strong relative returns over market cycles.

Bonds, not surprisingly, also benefited from the pause in Fed tightening and lower inflation pressures. The yield on the 10-year Treasury note fell over half a percent (51 basis points-0.51%) to close at 4.63% at the end of the quarter. All major sectors in the fixed-income market improved, but the reduced pressures tended to benefit Corporate, High Yield, and long-maturity bonds most. Mortgage bonds also performed well after adjusting for their shorter maturity.

The outlook for the markets is more encouraging now that Fed policy is "neutral" and energy prices are well off their record high, but other concerns remain. We expect the pace of economic growth to remain below average for the remainder of this year and into the first half of 2007, which should slow corporate profits growth. Moreover, the continued inverted yield has a strong record of predicting a slower growth trajectory. This type of environment tends to weed out companies with weaker balance sheets and ineffective operating models, just as it did in the third quarter.

--------------------------------------------------------------------------------

Our investment disciplines, both in equity and fixed-income, concentrate on higher quality, financially strong companies which have been well suited to weather periods of economic transition. Thus we remain reasonably sanguine regarding the outlook for financial assets given the prospect of some moderation in recent inflationary pressures.

We close this letter with a note of thanks to you, our valued client. We appreciate the continued confidence you have placed in us, and you can rest assured that we work each day to earn that confidence.

Sincerely,

/s/ David H. Eidson                        /s/ Robert J. Rhodes
David H. Eidson                            Robert J. Rhodes, CFA
Chairman and CEO                           Executive Vice President

INDUSTRY ALLOCATION
--------------------------------------------------------------------------------
STI CLASSIC FUNDS   September 30, 2006   Percentages are based on market value
(Unaudited)



CORE BOND FUND*
Asset Backed Securities                                                     9.3%
Collateralized Mortgage Obligations                                         2.9%
Corporate Bonds                                                            12.4%
U.S. Government Agencies                                                    5.6%
U.S. Government Agency Mortgages                                           46.9%
U.S. Treasury Obligations                                                  22.1%
Money Market Funds                                                          0.8%

FLORIDA TAX-EXEMPT BOND FUND
Municipal Bonds                                                            96.7%
Money Market Funds                                                          3.3%

GEORGIA TAX-EXEMPT BOND FUND
Municipal Bonds                                                            99.0%
Money Market Funds                                                          1.0%

HIGH INCOME FUND
Bank Loans                                                                  7.4%
Corporate Bonds                                                            68.0%
Preferred Stock                                                             2.6%
Short-Term Investments                                                     14.8%
Repurchase Agreements                                                       7.2%

HIGH QUALITY BOND FUND
Asset Backed Securities                                                     2.9%
Corporate Bonds                                                            14.0%
U.S. Government Agency Mortgages                                           35.1%
Collateralized Mortgage Obligations                                         0.5%
U.S. Treasury Obligations                                                  46.1%
Money Market Funds                                                          1.4%

INTERMEDIATE BOND FUND
Asset Backed Securities                                                     0.9%
Collateralized Mortgage Obligations                                         4.0%
Corporate Bonds                                                            20.3%
U.S. Government Agencies                                                    9.9%
U.S. Government Agency Mortgages                                           15.0%
U.S. Treasury Obligations                                                  48.6%
Money Market Funds                                                          1.3%

INVESTMENT GRADE BOND FUND
Asset Backed Securities                                                     0.8%
Collateralized Mortgage Obligations                                         2.9%
Corporate Bonds                                                            14.2%
U.S. Government Agencies                                                    9.7%
U.S. Government Agency Mortgages                                           10.3%
U.S. Treasury Obligations                                                  29.7%
Short-Term Investments                                                     32.4%

INVESTMENT GRADE TAX-EXEMPT BOND FUND
Municipal Bonds                                                            92.1%
Money Market Funds                                                          7.9%

LIMITED DURATION FUND
Asset Backed Securities                                                    45.4%
U.S. Government Agencies                                                   20.0%
U.S. Treasury Obligations                                                  29.4%
Money Market Funds                                                          5.2%

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
U.S. Government Agencies                                                    2.2%
U.S. Government Agency Mortgages                                           88.0%
Short-Term Investments                                                      2.3%
Money Market Funds                                                          7.5%

MARYLAND MUNICIPAL BOND FUND
Municipal Bonds                                                            97.2%
Money Market Funds                                                          2.8%

NORTH CAROLINA TAX-EXEMPT BOND FUND
Municipal Bonds                                                            98.7%
Money Market Funds                                                          1.3%

SEIX FLOATING RATE HIGH INCOME FUND
Bank Loans                                                                 86.0%
Corporate Bonds                                                             4.7%
Repurchase Agreements                                                       9.3%

SEIX HIGH YIELD FUND
Corporate Bonds                                                            83.0%
Short-Term Investments                                                     11.2%
Bank Loans                                                                  4.6%
Repurchase Agreements                                                       1.2%

*Renamed Total Return Bond Fund effective October 1, 2006.
Portfolio composition is subject to change.

INDUSTRY ALLOCATION
--------------------------------------------------------------------------------
STI CLASSIC FUNDS   September 30, 2006   Percentages are based on market value
(Unaudited)

SHORT-TERM BOND FUND
Asset Backed Securities                                                     2.1%
Collateralized Mortgage Obligations                                         8.8%
Commercial Papers                                                           2.7%
Corporate Bonds                                                            13.0%
U.S. Government Agencies                                                   11.5%
U.S. Government Agency Mortgages                                           11.2%
U.S. Treasury Obligations                                                  21.1%
Money Market Funds                                                          1.0%
Short-Term Investments                                                     27.6%
Master Notes                                                                1.0%

SHORT-TERM U.S. TREASURY SECURITIES FUND
U.S. Treasury Obligations                                                  98.8%
Money Market Funds                                                          1.2%

STRATEGIC INCOME FUND
Bank Loans                                                                  3.4%
Corporate Bonds                                                            36.4%
Foreign Government Bonds                                                   22.1%
U.S. Government Agency Mortgages                                           14.1%
Preferred Stock                                                             1.4%
Short-Term Investments                                                     12.4%
U.S. Treasury Obligations                                                  10.2%

U.S. GOVERNMENT SECURITIES FUND
U.S. Government Agencies                                                    1.4%
U.S. Government Agency Mortgages                                           46.2%
U.S. Treasury Obligations                                                  21.2%
Short-Term Investments                                                     23.2%
Money Market Funds                                                          8.0%

U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND
Asset Backed Securities                                                     5.2%
Master Notes                                                                1.5%
U.S. Treasury Obligations                                                   2.5%
U.S. Government Agencies                                                   24.8%
U.S. Government Agency Mortgages                                           54.6%
Short-Term Investments                                                      8.4%
Money Market Funds                                                          3.0%

ULTRA-SHORT BOND FUND
Asset Backed Securities                                                    16.4%
Collateralized Mortgage Obligations                                        22.3%
Corporate Bonds                                                            15.9%
U.S. Government Agency Mortgages                                           43.7%
Money Market Funds                                                          1.7%

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
Municipal Bonds                                                            98.3%
Money Market Funds                                                          1.7%

PRIME QUALITY MONEY MARKET FUND
Certificates of Deposit                                                    10.9%
Commercial Papers                                                          33.5%
Corporate Bonds                                                            49.7%
Master Notes                                                                2.7%
Money Market Funds                                                          2.2%
Repurchase Agreements                                                       1.0%

TAX-EXEMPT MONEY MARKET FUND
Municipal Bonds                                                            99.7%
Money Market Funds                                                          0.3%

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
U.S. Government Agencies                                                   50.3%
Repurchase Agreements                                                      49.7%

U.S. TREASURY MONEY MARKET FUND
U.S. Treasury Obligations                                                   3.9%
Repurchase Agreements                                                      96.1%

VIRGINIA TAX-FREE MONEY MARKET FUND
Municipal Bonds                                                            99.9%
Money Market Funds                                                          0.1%

                                     Portfolio composition is subject to change.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

CORE BOND FUND (RENAMED TOTAL RETURN BOND FUND EFFECTIVE 10/1/06)

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
ASSET BACKED SECURITIES (10.1%)
AUTOMOBILE ABS (0.7%)
  Daimler Chrysler Auto Trust,
    Ser 2005-A, Cl A4, 3.740%,
    02/08/10                          2,790       2,739
  Honda Auto Receivables Owner
    Trust, Ser 2006-1, Cl A3,
    5.070%, 02/18/10                  1,235       1,234
                                               --------
                                                  3,973
                                               --------
CREDIT CARD ABS (6.0%)
  American Express Credit
    Account Master Trust, Ser
    2002-2, Cl A, 5.440%,
    11/16/09 (b)                      3,350       3,353
  American Express Credit
    Account Master Trust, Ser
    2005-3, Cl A, 5.330%,
    01/18/11 (b)                        410         409
  Chase Credit Card Master
    Trust, Ser 2003-2, Cl A,
    5.440%, Series 2003-2, Class
    A 07/15/10 (b)                    4,146       4,153
  Chase Issuance Trust, Ser
    2005-A1, Cl A1, 5.340%,
    12/15/10 (b)                      3,056       3,056
  Citibank Credit Card Issuance
    Trust, Ser 2003-A9, Cl A,
    5.473%, 11/22/10 (b)              3,815       3,821
  Discover Card Master Trust I,
    Ser 2003-4, Cl A1, 5.440%,
    05/15/11 (b)                      4,950       4,961
  First USA Credit Card Master
    Trust, Ser 1997-4, Cl A,
    5.540%, 02/17/10 (b)              3,625       3,631
  First USA Credit Card Master
    Trust, Ser 1997-8, Cl A,
    5.480%, 05/17/10 (b)              4,050       4,056
  MBNA Credit Card Master Note
    Trust, Ser 2002-A13, Cl A,
    5.460%, 05/17/10 (b)                413         414
  MBNA Credit Card Master Note
    Trust, Ser 2003-A12, Cl A12,
    5.440%, 05/16/11 (b)              3,281       3,290
  MBNA Credit Card Master Note
    Trust, Ser 2005-A5, Cl A5,
    5.330%, 12/15/10 (b)              3,807       3,807
                                               --------
                                                 34,951
                                               --------

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (1.4%)
  Nelnet Student Loan Trust, Ser
    2005-1, Cl A3, 5.525%,
    10/25/16 (b)                      4,062       4,054
  SLM Student Loan Trust, Ser
    2004-8, Cl A3, 5.575%,
    07/27/15 (b)                      3,797       3,803
                                               --------
                                                  7,857
                                               --------
HOME EQUITY ABS (2.0%)
  Countywide Home Equity Loan
    Trust, Ser 2006-C, Cl 2A,
    5.510%, 05/15/36 (b)              3,119       3,119
  Countywide Home Equity Loan
    Trust, Ser 2006-E, Cl 2A,
    5.470%, 11/29/31 (b)              4,078       4,081
  Delta Funding Home Equity Loan
    Trust, Ser 1999-3, Cl A1F,
    7.462%, 09/15/29                      6           6
  First Franklin Mortgage Loan,
    Ser 2006-FF12, Cl A2,
    5.364%, 09/25/36 (b)              4,081       4,081
  New Century Home Equity Loan
    Trust, Ser 1999-NCB, Cl A7,
    7.540%,                               6           6
  Soundview Home Equity Loan
    Trust, 06/25/29 Ser 2001-1,
    Cl A, 6.265%, 04/15/31                7           7
                                               --------
                                                 11,300
                                               --------
Total Asset Backed Securities
  (Cost $58,108)                                 58,081
                                               --------
COLLATERALIZED MORTGAGE OBLIGATIONS (3.2%)
  Banc of America Commercial
    Mortgage, Inc., Ser 2004-4,
    Cl A3, 4.128%, 07/10/42           2,625       2,555
  Citigroup/Deutsche Bank
    Commercial Mortgage Trust,
    Ser 2005-CD1, Cl A4, 5.400%,
    07/15/44 (b)                      1,910       1,904
  Citigroup/Deutsche Bank
    Commercial Mortgage Trust,
    Ser 2006-CD2, Cl A4, 5.545%,
    01/15/46 (b)                      1,250       1,256
  GE Capital Commercial Mortgage
    Corp., Ser 2006-C1, Cl A4,
    5.519%, 03/10/44 (b)              2,970       2,981

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

CORE BOND FUND (RENAMED TOTAL RETURN BOND FUND EFFECTIVE 10/1/06) -- CONTINUED

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS--CONTINUED
  GMAC Commercial Mortgage
    Securities, Inc., Ser
    2003-C2, Cl A1, 4.576%,
    05/10/40                          2,737       2,699
  GS Mortgage Securities Corp.
    II, Ser 2006-GG6, Cl A2,
    5.506%, 04/10/38 (b)              2,455       2,484
  JP Morgan Chase Commercial
    Mortgage Securities Co., Ser
    2006-CB15, Cl A4, 5.810%,
    06/12/43 (b)                      2,415       2,497
  Wachovia Bank Commercial
    Mortgage Trust, Ser
    2006-C23, Cl A4, 5.418%,
    01/15/45 (b)                      2,085       2,093
                                               --------
Total Collateralized Mortgage
  Obligations (Cost $18,406)                     18,469
                                               --------
CORPORATE BONDS (13.5%)
AEROSPACE/DEFENSE (0.3%)
  United Technologies Corp.,
    4.875%, 05/01/15                  1,715       1,664
                                               --------
AIRLINES (0.1%)
  Southwest Airlines Co.,
    5.125%, 03/01/17                    845         800
                                               --------
BANKS (0.4%)
  Bank of America Corp., 7.400%,
    01/15/11                          2,080       2,251
                                               --------
BREWERIES (0.4%)
  Sabmiller PLC, 6.200%,
    07/01/11 (c)                      2,130       2,186
                                               --------
BUILDING MATERIALS (0.2%)
  Lafarge SA, 6.150%, 07/15/11        1,045       1,067
                                               --------
COMMERCIAL SERVICES (0.1%)
  ERAC USA Finance Co., 5.600%,
    05/01/15 (c)                        525         519
                                               --------
COSMETICS/PERSONAL CARE (0.4%)
  Avon Products, Inc., 5.125%,
    01/15/11                          2,085       2,068
                                               --------
DIVERSIFIED FINANCIAL SERVICES (4.9%)
  CIT Group, Inc., 5.125%,
    09/30/14                          1,730       1,686
  Citigroup, Inc., 5.125%,
    05/05/14                            540         533
  Citigroup, Inc., 5.850%,
    12/11/34                            815         822

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--CONTINUED
  Ford Motor Credit Co., 7.000%,
    10/01/13                          3,035       2,815
  Fund American Cos., Inc.,
    5.875%, 05/15/13                  2,255       2,229
  General Motors Acceptance
    Corp. LLC, 8.000%, 11/01/31       5,915       6,184
  Goldman Sachs Group, Inc.
    (The), 4.750%, 07/15/13           2,275       2,185
  HSBC Holdings PLC, 7.625%,
    05/17/32                            745         905
  International Lease Finance
    Corp., Ser Q, 5.250%,
    01/10/13                            835         829
  International Lease Finance
    Corp., Ser R, 5.625%,
    09/20/13                            460         463
  Janus Capital Group, Inc.,
    5.875%, 09/15/11                    795         800
  John Deere Capital Corp.,
    3.900%, 01/15/08                    420         413
  JPMorgan Chase & Co., 6.625%,
    03/15/12                          2,195       2,328
  Lazard Group LLC, 7.125%,
    05/15/15                          1,900       1,980
  Morgan Stanley, 5.300%,
    03/01/13                          1,820       1,817
  Western Union Co., 5.930%,
    10/01/16 (c)                      2,540       2,560
                                               --------
                                                 28,549
                                               --------
ELECTRIC (0.6%)
  MidAmerican Energy Holdings
    Co., 6.125%, 04/01/36 (c)         1,400       1,415
  Pacific Gas & Electric Co.,
    6.050%, 03/01/34                  1,620       1,629
  Public Service Co. of
    Colorado, Ser 14, 4.375%,
    10/01/08                            200         197
                                               --------
                                                  3,241
                                               --------
ENTERTAINMENT (0.1%)
  GTECH Holdings Corp., 4.750%,
    10/15/10                            455         457
                                               --------
INSURANCE (0.1%)
  Metlife, Inc., 5.700%,
    06/15/35                            465         452
                                               --------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

CORE BOND FUND (RENAMED TOTAL RETURN BOND FUND EFFECTIVE 10/1/06) -- CONTINUED

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
INVESTMENT COMPANIES (0.1%)
  Credit Suisse First Boston
    USA, Inc., 6.500%, 01/15/12         765         806
                                               --------
MEDIA (0.8%)
  Cox Communications, Inc.,
    4.625%, 06/01/13                  1,230       1,143
  Expedia, Inc., 7.456%,
    08/15/18 (c)                      2,310       2,451
  News America Holdings, Inc.,
    6.200%, 12/15/34                    830         793
                                               --------
                                                  4,387
                                               --------
MINING (0.3%)
  Alcan, Inc., 5.750%, 06/01/35          85          81
  Inco Ltd., 7.750%, 05/15/12         1,295       1,399
                                               --------
                                                  1,480
                                               --------
MISCELLANEOUS MANUFACTURER (0.9%)
  General Electric Co., 5.000%,
    02/01/13                          3,770       3,727
  Siemens Financierings NV,
    6.125%, 08/17/26 (c)              1,880       1,928
                                               --------
                                                  5,655
                                               --------
OIL & GAS (0.8%)
  Anadarko Petroleum Corp.,
    5.950%, 09/15/16                  1,200       1,214
  Devon Financing Corp. ULC,
    7.875%, 09/30/31                  1,650       2,011
  Enterprise Products Operating
    LP, Ser B, 5.750%, 03/01/35         940         847
  Weatherford International,
    Inc., 6.500%, 08/01/36              670         683
                                               --------
                                                  4,755
                                               --------
PHARMACEUTICALS (0.1%)
  Teva Pharmaceutical Finance
    LLC, 6.150%, 02/01/36               730         703
                                               --------
PIPELINES (0.5%)
  Centerpoint Energy Resources
    Corp., Ser B, 7.875%,
    04/01/13                          1,320       1,469
  Kinder Morgan Finance Co. ULC,
    6.400%, 01/05/36                  1,390       1,245
                                               --------
                                                  2,714
                                               --------

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
REITS (0.1%)
  Simon Property Group LP,
    6.375%, 11/15/07                    445         449
                                               --------
RETAIL (0.5%)
  Woolworths Ltd., 5.550%,
    11/15/15 (c)                      3,170       3,151
                                               --------
TELECOMMUNICATIONS (1.8%)
  AT&T, Inc., 5.100%, 09/15/14        1,795       1,734
  Cisco Systems, Inc., 5.500%,
    02/22/16                          2,060       2,077
  Comcast Corp., 6.450%,
    03/15/37                            890         890
  Deutsche Telekom AG, 5.750%,
    03/23/16                          1,830       1,790
  Verizon Communications, Inc.,
    5.550%, 02/15/16                  1,550       1,530
  Vodafone Group PLC, 5.500%,
    06/15/11                          2,675       2,682
                                               --------
                                                 10,703
                                               --------
Total Corporate Bonds
  (Cost $77,572)                                 78,057
                                               --------
U.S. GOVERNMENT AGENCIES (6.1%)
FREDDIE MAC (6.1%)
  5.125%, 04/18/11                   15,500      15,634
  5.250%, 04/18/16                   12,615      12,874
  6.750%, 03/15/31                    5,535       6,758
                                               --------
Total U.S. Government Agencies
  (Cost $34,558)                                 35,266
                                               --------
U.S. GOVERNMENT AGENCY MORTGAGES (51.0%)
FANNIE MAE (21.0%)
  5.500%, 07/01/16                      129         129
  5.500%, 11/01/18                      318         319
  5.000%, 12/01/18                    8,916       8,791
  5.500%, 07/01/19                       83          83
  5.500%, 08/01/19                      665         665
  5.500%, 09/01/19                      213         213
  5.500%, 09/01/19                    3,441       3,446
  5.000%, 10/01/19                      575         565
  5.000%, 10/01/19                      675         664
  5.500%, 12/01/19                      165         165
  5.000%, 03/01/21                    7,100       6,977
  5.500%, 04/01/21                    1,440       1,439
  5.500%, 07/01/21                    1,630       1,630
  6.500%, 06/01/32                       70          72

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

CORE BOND FUND (RENAMED TOTAL RETURN BOND FUND EFFECTIVE 10/1/06) -- CONTINUED

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
FANNIE MAE--CONTINUED
  6.500%, 07/01/32                      362         370
  5.500%, 01/01/33                   15,474      15,246
  5.500%, 02/01/33                      412         406
  6.500%, 03/01/33                      222         226
  5.500%, 06/01/33                    2,394       2,358
  5.500%, 06/01/33                      497         490
  5.500%, 07/01/33                      422         415
  5.500%, 10/01/33                    4,687       4,618
  6.500%, 10/01/33                       93          95
  6.500%, 10/01/33                      100         101
  5.000%, 11/01/33                    3,867       3,717
  5.000%, 11/01/33                    5,732       5,509
  6.000%, 11/01/33                      154         155
  6.500%, 11/01/33                      110         112
  6.500%, 11/01/33                      702         715
  5.500%, 01/01/34                      598         589
  5.000%, 03/01/34                    3,681       3,538
  5.000%, 03/01/34                    2,932       2,818
  5.000%, 04/01/34                    7,557       7,263
  6.500%, 07/01/34                      975         994
  6.500%, 07/01/34                      117         119
  5.000%, 09/01/35                      601         577
  6.000%, 10/01/35                    3,813       3,830
  6.000%, 12/01/35                      753         757
  6.000%, 01/01/36                    5,022       5,047
  5.500%, 04/01/36                   16,685      16,439
  6.500%, 09/01/36                   19,088      19,444
                                               --------
                                                121,106
                                               --------
FREDDIE MAC (30.0%)
  5.000%, 11/01/18                       61          60
  5.500%, 12/01/18                      115         115
  5.000%, 01/01/19                      699         689
  6.000%, 12/01/31                    1,365       1,377
  6.500%, 07/01/32                      147         150
  6.000%, 12/01/32                      836         843
  6.000%, 04/01/33                    1,343       1,350
  6.000%, 10/01/33                       29          29
  6.000%, 11/01/33                      707         712
  6.000%, 11/01/33                      522         524
  6.000%, 12/01/33                      262         264
  6.500%, 05/01/34                    2,185       2,228
  5.000%, 07/01/34                      100          97
  6.000%, 07/01/34                      970         976
  6.000%, 10/01/34                      241         243
  5.500%, 04/01/35                    4,658       4,596

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
FREDDIE MAC--CONTINUED
  6.000%, 04/01/35                    4,341       4,364
  5.500%, 10/13/35                   16,650      16,416
  5.500%, 05/01/36                    6,795       6,702
  5.500%, 05/01/36                      177         174
  6.000%, 08/01/36                   14,425      14,500
  6.000%, 08/01/36                   14,395      14,471
  6.500%, 08/01/36                   13,428      13,678
  6.500%, 08/01/36                   14,894      15,172
  5.500%, 09/01/36                   24,768      24,428
  5.000%, 10/12/36                   29,104      27,985
  6.000%, 10/12/36                   20,211      20,312
                                               --------
                                                172,455
                                               --------
Total U.S. Government Agency
  Mortgages (Cost $294,162)                     293,561
                                               --------
U.S. TREASURY OBLIGATIONS (24.1%)
U.S. TREASURY BONDS (2.0%)
  4.500%, 02/15/36                   11,830      11,336
                                               --------
U.S. TREASURY NOTES (22.1%)
  2.500%, 10/31/06                    9,450       9,432
  2.875%, 11/30/06                    4,165       4,151
  5.625%, 05/15/08                   24,715      25,051
  3.375%, 12/15/08                   17,850      17,377
  4.875%, 08/15/09                   12,565      12,650
  4.250%, 10/15/10                      195         193
  4.250%, 01/15/11                      400         395
  4.875%, 04/30/11                   12,340      12,477
  4.625%, 08/31/11                   11,465      11,478
  4.250%, 08/15/13                    5,880       5,756
  4.000%, 02/15/15                   26,058      24,943
  4.875%, 08/15/16                    3,660       3,729
                                               --------
                                                127,632
                                               --------
Total U.S. Treasury Obligations
  (Cost $137,786)                               138,968
                                               --------
MONEY MARKET (0.9%)
  STI Classic Institutional Cash
    Management Money Market
    Fund, 5.240% (e)              5,082,176       5,082
                                               --------
Total Money Market
  (Cost $5,082)                                   5,082
                                               --------
Total Investments
  (Cost $625,674) (a) -- 108.9%                 627,484
Liabilities in excess of other
  assets -- (8.9)%                              (51,324)
                                               --------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

CORE BOND FUND (RENAMED TOTAL RETURN BOND FUND EFFECTIVE 10/1/06) -- CONCLUDED

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
MONEY MARKET--CONTINUED
Net Assets -- 100.0%                           $576,160
                                               ========

CREDIT DEFAULT SWAP AGREEMENTS

                                                          Unrealized
                       Notional    Fixed   Expiration    Appreciation
Underlying Instrument   Amount     Rate       Date      (Depreciation)
---------------------  ---------   -----   ----------   --------------
Dow Jones CDX
  Indices; Series 7
  (Citibank N.A.)      $ 560,000   0.40%    12/20/11        $  --
H.J. Heinz Co.
  (Citibank N.A.)      $(560,000)  0.36%    12/20/11        $   1
                                                            -----
                                                            $   1
                                                            =====

---------------

(a) Cost for federal income tax purposes is $626,571 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation.............   $ 3,340
      Unrealized Depreciation.............    (2,427)
                                             -------
      Unrealized Appreciation
        (Depreciation)....................   $   913
                                             =======

(b) Variable rate security. Rate presented represents rate in effect at September 30, 2006. Maturity date represents actual maturity date.

(c) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(d) This security was purchased on a when-issued basis.

(e) Affiliate Investment.

Cl    -- Class

LLC   -- Limited Liability Corporation

LP    -- Limited Partnership

PLC   -- Public Limited Company

REIT  -- Real Estate Investment Trust

Ser   -- Series

At September 30, 2006 the Fund's foreign currency exchange contracts were as follows:

                                                                         Contract
                                                                         Amount in   Contract               Unrealized
                                                              Delivery     Local     Value in   Market     Appreciation
Currency                                                        Date     Currency      USD       Value    (Depreciation)
--------                                                      --------   ---------   --------   -------   --------------
Short:
Japanese Yen................................................  10/03/06   1,905,191   $16,233    $16,131        $102
Japanese Yen................................................  10/03/06     226,487     1,930      1,918          12
                                                                                     -------    -------        ----
Total Short Contracts.......................................                         $18,163    $18,049        $114
                                                                                     =======    =======        ====

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

FLORIDA TAX-EXEMPT BOND FUND

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
MUNICIPAL BONDS (98.2%)
FLORIDA (67.0%)
  Boynton Beach Public Service
    Tax, RB, 5.000%, 11/01/25,
    Callable 11/01/16 @ 100,
    MBIA                              2,405       2,580
  Boynton Beach Public Service
    Tax, RB, 5.000%, 11/05/26,
    Callable 11/01/16 @ 100,
    MBIA                              2,525       2,703
  Brevard County School Board,
    COP, 5.500%, 07/01/17,
    Callable 07/01/12 @ 100,
    AMBAC                             1,860       2,023
  Brevard County School Board,
    COP, 5.500%, 07/01/18,
    Callable 07/01/12 @ 100,
    AMBAC                             3,015       3,279
  Brevard County Utility
    Authority, RB, 5.250%,
    03/01/13, Callable 03/01/12
    @ 100, FGIC                       1,000       1,079
  Brevard County Utility
    Authority, RB, 5.250%,
    03/01/14, Callable 03/01/12
    @ 100, FGIC                       1,000       1,078
  Collier County Gas Tax, RB,
    5.000%, 06/01/22, Callable
    06/01/15 @ 100, AMBAC             5,035       5,374
  Collier County Gas Tax, RB,
    5.000%, 06/01/23, Callable
    06/01/15 @ 100, AMBAC             6,160       6,561
  Deerfield Beach Water & Sewer
    Authority, Refunding &
    Improvement Project, RB,
    6.125%, 10/01/06, FGIC               30          30
  Florida State Board of
    Education, Capital Outlay,
    Public Education Project,
    GO, 9.125%, 06/01/14, ETM           950       1,278
  Florida State Board of
    Education, Capital Outlay,
    Public Education Project,
    Ser B, GO, 5.250%,
    06/01/11, Callable 06/01/09
    @ 100                             1,000       1,036

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
FLORIDA--CONTINUED
  Florida State Board of
    Education, Capital Outlay,
    Public Education Project,
    Ser B, GO, 5.375%,
    06/01/18, Callable 06/01/13
    @ 100, FGIC                       2,130       2,318
  Florida State Board of
    Education, Capital Outlay,
    Public Education Project,
    Ser D, GO, 5.375%,
    06/01/15, Callable 06/01/12
    @ 100                             1,535       1,670
  Florida State Board of
    Education, Capital Outlay,
    Public Education Project,
    Ser D, GO, 5.625%,
    06/01/15, Callable 06/01/11
    @ 100                             1,235       1,328
  Florida State Board of
    Education, Capital Outlay,
    Ser C, GO, 7.100%,
    06/01/07, Callable 11/20/06
    @ 100, ETM                          190         191
  Florida State Board of
    Education, Lottery, Ser A,
    RB, 6.000%, 07/01/12,
    Callable 07/01/11 @ 100,
    FGIC                              1,295       1,414
  Florida State Board of
    Education, Lottery, Ser A,
    RB, 5.375%, 07/01/15,
    Callable 07/01/13 @ 100,
    FGIC                              3,500       3,835
  Florida State Board of
    Education, Lottery, Ser B,
    RB, 5.500%, 07/01/12,
    Callable 07/01/10 @ 101,
    FGIC                              4,050       4,362
  Florida State Board of
    Education, Ser B, GO,
    5.000%, 01/01/10                  4,000       4,180
  Florida State Department
    Management Services,
    Florida Facilities Pool,
    Ser A, RB, 5.000%,
    09/01/23, Callable 09/01/16
    @ 100, AMBAC                      5,290       5,670

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

FLORIDA TAX-EXEMPT BOND FUND -- CONTINUED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
FLORIDA--CONTINUED
  Florida State Division of
    Bond Finance, Department of
    Environmental Protection &
    Preservation, Ser 2000-A,
    RB, 5.375%, 07/01/11,
    Callable 07/01/10 @ 100,
    FGIC                              2,130       2,248
  Florida State Housing
    Financing Authority,
    Homeowner Mortgage Project,
    Ser 7, RB, AMT, 5.200%,
    01/01/31, Callable 07/01/09
    @ 100, FSA                           85          85
  Greater Orlando Aviation
    Authority, Airport
    Facilities, RB, AMT,
    5.500%, 10/01/17, FGIC            1,810       2,019
  Hillsborough County
    Industrial Development
    Authority, University
    Community Hospital Project,
    RB, 6.500%, 08/15/19, MBIA          145         176
  Jacksonville Electric
    Authority, Electrical
    Systems Project, Ser 3-A,
    RB, 5.250%, 10/01/13,
    Callable 10/01/07 @ 101           1,000       1,027
  Jacksonville Health
    Facilities Authority,
    Charity Obligation Group,
    Ser C, RB, 5.750%,
    08/15/13, Prerefunded
    08/15/11 @ 101                    3,090       3,299
  Jacksonville Sales Tax, RB,
    5.500%, 10/01/13, Callable
    10/01/11 @ 100, AMBAC             1,435       1,556
  Jacksonville Sales Tax, RB,
    5.500%, 10/01/14, Callable
    10/01/11 @ 100, AMBAC             1,200       1,299
  Jacksonville Sales Tax, RB,
    5.500%, 10/01/15, Callable
    10/01/11 @ 100, AMBAC             1,550       1,678

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
FLORIDA--CONTINUED
  Lee County Industrial
    Development Authority,
    Bonita Springs Utilities
    Project, RB, AMT, 5.750%,
    11/01/10, Callable 11/01/06
    @ 101, MBIA                       1,480       1,497
  Lee County Memorial Health
    Systems Hospital, Ser A,
    RB, 5.750%, 04/01/15,
    Callable 04/01/12 @ 100,
    FSA                               1,000       1,103
  Lee County Transportation
    Facility Authority, Ser A,
    RB, 5.500%, 10/01/13,
    Callable 10/01/11 @ 100,
    AMBAC                             2,000       2,169
  Lee County Transportation
    Facility Authority, Ser A,
    RB, 5.000%, 10/01/27,
    Callable 10/01/14 @ 100,
    AMBAC                             6,000       6,344
  Manatee County Improvement
    Project, RB, 5.000%,
    10/01/23, Callable 10/01/14
    @ 100, FGIC                       2,095       2,228
  Miami Parking Facilities
    Authority, RB, 5.250%,
    10/01/15, MBIA                    1,000       1,106
  Miami-Dade County School
    Board, Ser A, COP, 5.000%,
    11/01/20, Callable 11/01/16
    @ 100, AMBAC                      4,505       4,856
  Orange County Health
    Facilities Authority, Ser
    C, RB, 6.250%, 10/01/16,
    MBIA, ETM                         4,855       5,742
  Orange County School Board,
    Ser A, COP, 5.500%,
    08/01/18, Callable 08/01/12
    @ 100, MBIA                       2,335       2,567
  Orange County Tourist
    Development Tax Authority,
    RB, 5.500%, 10/01/11,
    Callable 10/1/09 @ 100,
    AMBAC                             3,030       3,199

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

FLORIDA TAX-EXEMPT BOND FUND -- CONTINUED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
FLORIDA--CONTINUED
  Osceola County Tourist
    Development Tax Authority,
    Ser A, RB, 5.500%,
    10/01/15, Callable 10/01/12
    @ 100, FGIC                       1,000       1,099
  Palm Beach County Criminal
    Justice Facility, RB,
    5.000%, 06/01/15                  1,865       2,039
  Palm Beach County Land
    Acquisition Program, Ser A,
    GO, 5.375%, 06/01/13,
    Callable 06/01/11 @ 100           2,260       2,436
  Palm Beach County Land
    Acquisition Program, Ser A,
    GO, 5.375%, 06/01/14,
    Callable 06/01/11 @ 100           1,050       1,131
  Palm Beach County Land
    Acquisition Program, Ser A,
    GO, 5.500%, 06/01/16,
    Callable 06/01/11 @ 100           1,200       1,299
  Palm Beach County School
    Board Authority, Ser C,
    COP, 5.500%, 08/01/14,
    Callable 08/01/12 @ 100,
    FSA                               2,735       3,003
  Palm Beach County, Waterfront
    Access Projects, GO,
    5.000%, 08/01/23, Callable
    08/01/16 @ 100                    2,000       2,158
  Pensacola Airport Authority,
    Ser A, RB, AMT, 6.250%,
    10/01/09, AMBAC                     505         541
  Pensacola Airport Authority,
    Ser A, RB, AMT, 6.000%,
    10/01/12, Callable 10/01/10
    @ 100, MBIA                       1,075       1,137
  Polk County School District
    Sales Tax Authority, RB,
    5.250%, 10/01/15, Callable
    10/01/14 @ 100, FSA               2,000       2,207
  Polk County Utility Systems
    Authority, RB, 6.000%,
    10/01/08, FGIC, ETM               1,430       1,462
  Tampa Guaranteed Entitlement
    Authority, RB, 6.000%,
    10/01/18, AMBAC                     500         571

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
FLORIDA--CONTINUED
  Tampa Sales Tax Authority,
    Ser A, RB, 5.375%,
    10/01/14, Callable 10/01/12
    @ 100, AMBAC                      1,640       1,782
                                               --------
                                                117,052
                                               --------
ILLINOIS (3.0%)
  Chicago Housing Authority,
    Capital Program, RB,
    5.000%, 07/01/23, Callable
    07/01/16 @ 100, FSA               5,000       5,322
                                               --------
NEW JERSEY (3.1%)
  New Jersey Economic
    Development Authority,
    School Facilities
    Construction, Ser F, RB,
    5.250%, 06/15/22,
    Prerefunded 06/15/13 @ 100,
    FGIC                              5,000       5,470
                                               --------
PUERTO RICO (23.9%)
  Puerto Rico Commonwealth
    Highway & Transportation
    Authority, RB, 5.250%,
    07/01/15, Callable 07/01/13
    @ 100, FGIC                       5,860       6,414
  Puerto Rico Commonwealth
    Highway & Transportation
    Authority, Ser AA, RB,
    5.500%, 07/01/18, MBIA            4,200       4,824
  Puerto Rico Commonwealth
    Highway & Transportation
    Authority, Ser G, RB,
    5.250%, 07/01/15, Callable
    07/01/13 @ 100, FGIC              3,000       3,283
  Puerto Rico Commonwealth
    Highway & Transportation
    Authority, Ser I, RB,
    5.000%, 07/01/23, Callable
    07/01/14 @ 100, FGIC              3,000       3,200
  Puerto Rico Commonwealth
    Infrastructure Financing
    Authority, Special Tax, Ser
    C, RB, 5.500%, 07/01/15,
    AMBAC                             1,000       1,130

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

FLORIDA TAX-EXEMPT BOND FUND -- CONCLUDED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
PUERTO RICO--CONTINUED
  Puerto Rico Commonwealth
    Infrastructure Financing
    Authority, Special Tax, Ser
    C, RB, 5.500%, 07/01/17,
    AMBAC                            12,450      14,209
  Puerto Rico Commonwealth
    Municipal Finance Agency,
    Ser A, RB, 5.250%,
    08/01/14, Callable 08/01/12
    @ 100, FSA                        6,965       7,556
  Puerto Rico Commonwealth
    Municipal Finance Agency,
    Ser A, RB, 5.250%,
    08/01/16, Callable 08/01/12
    @ 100, FSA                        1,020       1,105
                                               --------
                                                 41,721
                                               --------
TEXAS (1.2%)
  University of Houston, RB,
    5.500%, 02/15/30,
    Prerefunded 02/15/10 @ 100,
    MBIA                              2,000       2,122
                                               --------
Total Municipal Bonds (Cost
  $168,759)                                     171,687
                                               --------
MONEY MARKET (3.4%)
  Federated Tax-Free
    Obligations Fund, 3.550%      5,923,399       5,923
                                               --------
Total Money Market (Cost
  $5,923)                                         5,923
                                               --------
Total Investments (Cost
  $174,682) (a) -- 101.6%                       177,610
Liabilities in excess of other
  assets -- (1.6)%                               (2,774)
                                               --------
Net Assets -- 100.0%                           $174,836
                                               ========

---------------

(a)Cost for federal income tax purposes is the same.
Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation....................  $3,305
      Unrealized Depreciation....................    (377)
                                                   ------
      Unrealized Appreciation (Depreciation).....  $2,928
                                                   ======

AMBAC         --  Security insured by the American Municipal
                  Bond Assurance Corporation
AMT           --  Alternative Minimum Tax Paper
COP           --  Certificate of Participation
ETM           --  Escrowed to Maturity
FGIC          --  Security insured by the Financial Guaranty
                  Insurance Company
FSA           --  Security insured by Financial Security
                  Assurance
GO            --  General Obligation
MBIA          --  Security insured by the Municipal Bond
                  Insurance Association
RB            --  Revenue Bond
Ser           --  Series

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

GEORGIA TAX-EXEMPT BOND FUND

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
MUNICIPAL BONDS (97.9%)
GEORGIA (92.6%)
  Association County
    Commissioners of Georgia
    Leasing Program, Georgia
    Public Purpose Project,
    COP, 5.250%, 04/01/21,
    Callable 04/01/14 @ 102           2,680       2,935
  Athens Housing Authority,
    Student Housing Lease
    Project, RB, 5.250%,
    12/01/21, Callable 12/01/12
    @ 100, AMBAC                      1,000       1,067
  Atlanta Airport Passenger
    Facility Charge, Ser J, RB,
    5.000%, 01/01/34, Callable
    01/01/15 @ 100, FSA              12,000      12,526
  Atlanta Airport Project, Ser
    A, RB, AMT, 5.375%,
    01/01/19, Callable 07/01/14
    @ 100, FSA                        5,000       5,392
  Atlanta Development
    Authority, Student Housing,
    Ser A, 5.000%, 09/01/30,
    Callable 09/01/15 @ 100,
    XLCA                              2,600       2,739
  Augusta Water & Sewer
    Authority, RB, 5.250%,
    10/01/34, Callable 10/01/14
    @ 100, FSA                        2,000       2,151
  Augusta Water & Sewer
    Authority, RB, 5.250%,
    10/01/39, Callable 10/01/14
    @ 100, FSA                        5,000       5,360
  Barrow County, GO, 4.500%,
    10/01/11, FGIC                    1,255       1,309
  Brunswick Water & Sewer,
    Refunding & Improvement
    Project, RB, 6.100%,
    10/01/14, MBIA                    1,000       1,145
  Burke County Development
    Authority, Pollution
    Control, Vogtle Project,
    RB, 3.600%, 10/01/32 (b)          4,043       4,043

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
GEORGIA--CONTINUED
  Carroll County Water
    Authority, Water & Sewer,
    RB, 5.250%, 07/01/22,
    Callable 07/01/15 @ 100,
    FSA                               1,000       1,096
  Carrollton Payroll
    Development Authority, UWG
    Campus Center, RB, 5.250%,
    08/01/27, Callable 8/01/14
    @ 100, MBIA                       1,000       1,078
  Central Valdosta Development
    Authority, Lowndes County
    Judicial Project, RB,
    5.250%, 06/01/21, Callable
    06/01/13 @ 102                    1,885       2,051
  Cherokee County School
    System, GO, 5.000%,
    08/01/13, MBIA                    1,000       1,081
  Clarke County Hospital
    Authority, Athens Regional
    Medical Center Project, RB,
    5.375%, 01/01/07, MBIA            1,425       1,432
  Cobb County Development
    Authority, Kennesaw State
    University Project, RB,
    5.000%, 07/15/29, Callable
    07/15/14 @ 100, MBIA              2,250       2,364
  Cobb County Development
    Authority, Kennesaw State
    University Project, Ser A,
    RB, 5.000%, 07/15/29,
    Callable 07/15/14 @ 100,
    MBIA                              2,000       2,099
  Cobb County Development
    Authority, Solid Waste
    Disposal, Georgia Waste
    Management Project, Ser A,
    RB, AMT, 5.000%, 04/01/33,
    Callable 04/01/16 @ 101           1,000       1,009
  Cobb-Marietta County,
    Coliseum & Exhibit Hall
    Project, RB, 5.500%,
    10/01/12, MBIA                      940       1,014

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

GEORGIA TAX-EXEMPT BOND FUND -- CONTINUED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
GEORGIA--CONTINUED
  College Park Business &
    Industrial Development
    Authority, Civic Center
    Project, RB, 5.500%,
    09/01/11, Prerefunded
    09/01/10 @ 102, AMBAC             1,690       1,841
  College Park Business &
    Industrial Development
    Authority, Civic Center
    Project, RB, 5.750%,
    09/01/20, Prerefunded
    09/01/10 @ 102, AMBAC             3,000       3,294
  Coweta County Development
    Authority, Newnan Water,
    Sewer & Light Commission,
    RB, 5.000%, 07/01/25,
    Callable 07/01/15 @ 100,
    MBIA                              1,000       1,061
  Dalton Utilities, RB, 6.000%,
    01/01/08, MBIA                    3,240       3,339
  Dekalb County Public Safety &
    Judicial Facilities
    Authority, Public Safety &
    Judicial Facility Project,
    RB, 5.000%, 12/01/29,
    Callable 01/01/14 @ 101           1,000       1,057
  Douglasville-Douglas County
    Water & Sewer Authority,
    RB, 5.625%, 06/01/15,
    Callable 12/01/15 @ 100,
    AMBAC                             1,390       1,514
  Douglasville-Douglas County
    Water & Sewer Authority,
    RB, 5.000%, 06/01/28,
    Callable 12/01/15 @ 100,
    MBIA                              2,000       2,114
  Forsyth County Hospital
    Authority, Baptist Health
    Care System Project, RB,
    6.375%, 10/01/28, ETM             1,000       1,238
  Forsyth County Water & Sewer
    Authority, RB, 5.000%,
    04/01/28, Callable 04/01/13
    @ 100                             1,700       1,780

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
GEORGIA--CONTINUED
  Fulton County Development
    Authority, Georgia
    Technology Foundation, Ser
    A, RB, 5.000%, 11/01/31,
    Callable 05/01/12 @ 100           1,000       1,038
  Fulton County Development
    Authority, Molecular
    Science Building Project,
    RB, 5.250%, 05/01/22,
    Callable 05/01/14 @ 100,
    MBIA                              2,370       2,572
  Fulton County Development
    Authority, Molecular
    Science Building Project,
    RB, 5.250%, 05/01/27,
    Callable 05/01/14 @ 100,
    MBIA                              3,375       3,632
  Fulton County Development
    Authority, Molecular
    Science Building Project,
    RB, 5.000%, 05/01/34,
    Callable 05/01/14 @ 100,
    MBIA                              1,000       1,048
  Fulton County Water & Sewer,
    RB, 5.000%, 01/01/16,
    Callable 07/01/08 @ 101,
    FGIC                              1,630       1,680
  Fulton County Water & Sewer,
    RB, 5.000%, 01/01/24,
    Callable 01/01/14 @ 100,
    FGIC                              2,000       2,114
  Georgia Municipal Electric
    Authority, RB, 8.000%,
    01/01/15, Callable 11/13/06
    @ 100, ETM                        1,900       2,416
  Georgia State Private College
    & Universities Facilities
    Authority, Mercer
    University Project, RB,
    6.400%, 11/01/11, MBIA, ETM       1,675       1,815
  Georgia State Road & Tollway
    Authority, Federal Highway
    Grant, RAN, 5.000%,
    06/01/14, MBIA                    3,000       3,263
  Georgia State, Ser D, GO,
    6.300%, 11/01/09                  2,900       3,134

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

GEORGIA TAX-EXEMPT BOND FUND -- CONTINUED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
GEORGIA--CONTINUED
  Gwinnett County Development
    Authority, Public Schools
    Project, COP, 5.250%,
    01/01/21, Callable 01/01/14
    @ 100, MBIA                       2,910       3,135
  Gwinnett County Hospital
    Authority, Gwinnett
    Hospital Systems Project,
    Ser B, RB, 5.000%,
    10/01/24, Callable 10/01/14
    @ 100                             1,250       1,317
  Gwinnett County School
    District, Ser B, GO,
    6.400%, 02/01/07                  1,500       1,515
  Gwinnett County, Public
    Schools Project, COP,
    5.250%, 01/01/25, Callable
    01/01/14 @ 100, MBIA              1,500       1,608
  Habersham County School
    District, GO, 4.500%,
    04/01/12, MBIA                    1,335       1,395
  Henry County Hospital
    Authority, Henry Medical
    Center Project, RB, 5.500%,
    07/01/08, Prerefunded
    07/01/07 @ 102, AMBAC             1,640       1,696
  Henry County Water & Sewer,
    RB, 6.150%, 02/01/20, AMBAC       2,100       2,564
  Metropolitan Atlanta Rapid
    Transit Authority, Ser E,
    RB, 7.000%, 07/01/11, ETM         3,595       4,016
  Milledgeville-Baldwin County
    Development Authority,
    Georgia College & State
    University Foundation, RB,
    6.000%, 09/01/33, Callable
    09/01/14 @ 101                    2,355       2,582
  Municipal Electric Authority
    of Georgia, Combustion, Ser
    A, RB, 5.000%, 11/01/24,
    Callable 11/01/07 @ 100           2,000       2,024
  Municipal Electric Authority
    of Georgia, Project One,
    SubSer C, RB, 3.690%,
    01/01/20, MBIA (b)                1,000       1,000

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
GEORGIA--CONTINUED
  Newnan Hospital Authority,
    Newnan Hospital Project,
    RB, 5.500%, 01/01/16,
    Callable 01/01/13 @100,
    MBIA                              2,435       2,652
  Newnan Hospital Authority,
    Newnan Hospital Project,
    RB, 5.500%, 01/01/17,
    Callable 01/01/13 @ 100,
    MBIA                              2,570       2,797
  Oconee County Industrial
    Development Authority, OIIT
    Project, RB, 5.250%,
    07/01/23, Callable 07/01/13
    @ 100                             1,295       1,379
  Paulding County School
    District, GO, 6.000%,
    02/01/10, MBIA                    1,000       1,077
  Paulding County School
    District, Ser A, GO,
    6.625%, 02/01/07                  1,000       1,010
  Paulding County School
    District, Ser A, GO,
    6.625%, 02/01/08                    525         546
  Upper Oconee Basin Water
    Authority, RB, 5.000%,
    07/01/26, Callable 07/01/15
    @ 100, MBIA                       2,000       2,127
  Valdosta & Lowndes County
    Hospital Authority, South
    Georgia Medical Center
    Project, RB, 5.250%,
    10/01/27, Callable 10/01/12
    @ 101, AMBAC                      2,110       2,249
  Vidalia Water & Sewer, RB,
    6.000%, 07/01/07, ETM               605         616
  Walker, Dade & Catoosa
    Counties, Hutcheson Medical
    Project, Ser A, RB, 5.500%,
    10/01/08, Callable 10/01/07
    @ 102, FSA                        1,370       1,421
                                               --------
                                                130,567
                                               --------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

GEORGIA TAX-EXEMPT BOND FUND -- CONCLUDED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
PUERTO RICO (5.3%)
  Puerto Rico Commonwealth
    Highway & Transportation
    Authority, Ser AA, RB,
    5.500%, 07/01/19, MBIA            2,500       2,888
  Puerto Rico Electric Power
    Authority, Ser RR, RB,
    5.000%, 07/01/35, Callable
    07/01/15 @ 100, FGIC              1,000       1,057
  Puerto Rico Electric Power
    Authority, Ser SS, RB,
    5.000%, 07/01/24, Callable
    07/01/15 @ 100, MBIA              1,000       1,072
  Puerto Rico Municipal Finance
    Agency, Ser A, GO, 5.000%,
    08/01/30, Callable 08/01/15
    @ 100, FSA                        2,300       2,438
                                               --------
                                                  7,455
                                               --------
Total Municipal Bonds (Cost
  $133,829)                                     138,022
                                               --------
MONEY MARKETS (1.0%)
  Federated Tax-Free
    Obligations Fund, 3.550%      1,168,028       1,168
  SEI Tax Exempt Trust,
    Institutional Tax Free
    Fund, 3.380%                    211,569         212
                                               --------
Total Money Markets (Cost
  $1,380)                                         1,380
                                               --------
Total Investments (Cost
  $135,209) (a) -- 98.9%                        139,402
Other assets in excess of
  liabilities -- 1.1%                             1,560
                                               --------
Net Assets -- 100.0%                           $140,962
                                               ========

---------------

(a)Cost for federal income tax purposes is the same.
   Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation...................   $4,196
      Unrealized Depreciation...................       (3)
                                                   ------
      Unrealized Appreciation (Depreciation)....   $4,193
                                                   ======

(b)Variable rate security. Rate presented represents rate in effect at September 30, 2006. Maturity date represents actual maturity date.

AMBAC         --  Security insured by the American Municipal
                  Bond Assurance Corporation
AMT           --  Alternative Minimum Tax Paper
COP           --  Certificate of Participation
ETM           --  Escrowed to Maturity
FGIC          --  Security insured by the Financial Guaranty
                  Insurance Company
FSA           --  Security insured by Financial Security
                  Assurance
GO            --  General Obligation
MBIA          --  Security insured by the Municipal Bond
                  Insurance Association
RAN           --  Revenue Anticipation Note
RB            --  Revenue Bond
Ser           --  Series
XLCA          --  Security insured by XL Capital Assurance,
                  Inc.

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

HIGH INCOME FUND

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
BANK LOANS (9.0%)
AEROSPACE/DEFENSE (0.6%)
  AM General Corp., 0.000%,
    09/30/12 (b) (d) (h)                387         389
  AM General Corp., 0.000%,
    09/30/12 (b) (d) (h)                 13          13
                                               --------
                                                    402
                                               --------
APPAREL (0.9%)
  Hanesbrands, Inc., 7.625%,
    09/05/13 (b) (d)                    600         604
                                               --------
COMPUTERS (0.6%)
  Stratus Technologies, Inc.,
    14.330%, 03/15/12 (b) (d)           450         428
                                               --------
DIVERSIFIED FINANCIAL SERVICES (3.8%)
  J.G. Wentworth & Co., Inc.,
    8.867%, 04/05/11 (b) (d)          1,000       1,010
  Nielsen Finance LLC, 8.190%,
    08/09/13 (b) (d)                  1,640       1,633
                                               --------
                                                  2,643
                                               --------
ENERGY (0.6%)
  Plum Point Associates LLC,
    8.624%, 02/21/14 (b) (d)             87          88
  Plum Point Associates LLC,
    8.749%, 03/14/14 (b) (d)            322         324
                                               --------
                                                    412
                                               --------
LODGING (1.1%)
  Kerzner International Ltd.,
    0.000%, 08/31/13 (b) (d)
    (h)                                 190         190
  Kerzner International Ltd.,
    8.390%, 08/31/13 (b) (d)             95          95
  Kerzner International Ltd.,
    8.390%, 08/31/13 (b) (d)            434         432
  Kerzner International Ltd.,
    8.390%, 08/31/13 (b) (d)             41          41
                                               --------
                                                    758
                                               --------
TELECOMMUNICATIONS (1.4%)
  Sorenson Communications,
    Inc., 8.390%, 08/01/13 (b)
    (d)                               1,000       1,005
                                               --------
Total Bank Loans
  (Cost $6,249)                                   6,252
                                               --------

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
CORPORATE BONDS (83.3%)
ADVERTISING (0.5%)
  Affinion Group, Inc.,
    10.125%, 10/15/13, Callable
    10/15/09 @ 105.063                   95         100
  R.H. Donnelley Corp.,
    10.875%, 12/15/12, Callable
    12/15/07 @ 105.44                   250         275
                                               --------
                                                    375
                                               --------
APPAREL (2.1%)
  Levi Strauss & Co., 8.875%,
    04/01/16, Callable 04/01/11
    @ 104.44                          1,500       1,493
                                               --------
AUTO MANUFACTURERS (2.9%)
  General Motors Corp., 7.200%,
    01/15/11                          2,205       2,031
                                               --------
AUTO PARTS & EQUIPMENT (1.5%)
  Goodyear Tire & Rubber Co.
    (The), 9.000%, 07/01/15,
    Callable 07/01/10 @ 104.50
    (e)                               1,000       1,015
                                               --------
CHEMICALS (0.9%)
  PQ Corp., 7.500%, 02/15/13,
    Callable 02/15/09 @ 103.75
    (b)                                 605         575
  Rockwood Specialties Group,
    Inc., 7.500%, 11/15/14,
    Callable 11/15/09 @ 103.75           50          49
                                               --------
                                                    624
                                               --------
COMMERCIAL SERVICES (8.9%)
  Ace Cash Express, Inc.,
    10.250%, 10/01/14, Callable
    10/01/10 @ 105.13 (d)             1,250       1,266
  Ashtead Holdings PLC, 8.625%,
    08/01/15, Callable 08/01/10
    @ 104.31 (d)                      1,000       1,015
  Atlantic Broadband, Inc.,
    9.375%, 01/15/14, Callable
    01/15/09 @ 104.69                 1,100       1,075
  Hertz Corp. (The), 10.500%,
    01/01/16, Callable 01/01/11
    @ 105.25 (d) (e)                  1,510       1,660
  Rent-Way, Inc., 11.875%,
    06/15/10                          1,015       1,177
                                               --------
                                                  6,193
                                               --------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

HIGH INCOME FUND -- CONTINUED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
COMPUTERS (1.3%)
  Activant Solutions, Inc.,
    9.500%, 05/01/16, Callable
    05/01/11 @ 104.75 (d)               990         916
                                               --------
COSMETICS/PERSONAL CARE (1.4%)
  Revlon Consumer Products
    Corp., 8.625%, 02/01/08,
    Callable 11/20/06 @ 100 (e)       1,000         943
                                               --------
DIVERSIFIED FINANCIAL SERVICES (5.8%)
  Ford Motor Credit Co.,
    8.625%, 11/01/10                  2,020       2,011
  Galaxy Entertainment Finance
    Co. Ltd., 10.420%,
    12/15/10, Callable 12/15/08
    @ 101.50 (d) (e)                  1,750       1,829
  Galaxy Entertainment Finance
    Co. Ltd., 9.875%, 12/15/12,
    Callable 12/15/09 @ 104.94
    (d)                                 100         105
  Rainbow National Services
    LLC, 10.375%, 09/01/14,
    Callable 09/01/09 @ 105.19
    (d)                                  45          51
                                               --------
                                                  3,996
                                               --------
DIVERSIFIED OPERATIONS (0.5%)
  Nell AF SARL, 8.375%,
    08/15/15, Callable 08/15/10
    @ 104.19 (d) (e)                    365         362
                                               --------
ELECTRIC (4.8%)
  Aquila, Inc., 14.875%,
    07/01/12 (e)                      1,420       1,863
  FPL Energy National Wind,
    6.125%, 03/25/19 (d)                228         222
  PSEG Energy Holdings LLC,
    10.000%, 10/01/09                   250         273
  Sierra Pacific Resources,
    7.803%, 06/15/12, Callable
    06/15/09 @ 103.90                   160         169
  Sithe/Independence Funding
    Corp., Ser A, 9.000%,
    12/30/13                            750         808
                                               --------
                                                  3,335
                                               --------
ENTERTAINMENT (0.1%)
  Pokagon Gaming Authority,
    10.375%, 06/15/14, Callable
    06/15/10 @ 105.188 (d)               70          75
                                               --------

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
FOOD (3.0%)
  Chiquita Brands
    International, Inc.,
    8.875%, 12/01/15, Callable
    06/01/10 @ 104.438 (e)              675         623
  Pinnacle Foods Holding Corp.,
    8.250%, 12/01/13, Callable
    12/01/08 @ 104.12                 1,275       1,276
  Stater Brothers Holdings,
    Inc., 8.125%, 06/15/12,
    Callable 06/15/08 @ 104.06          170         171
                                               --------
                                                  2,070
                                               --------
FOREST PRODUCTS & PAPER (4.7%)
  Appleton Papers, Inc., Ser B,
    9.750%, 06/15/14, Callable
    06/15/09 @ 104.88                   625         617
  Boise Cascade LLC, 8.382%,
    10/15/12, Callable 08/21/12
    @ 102 (b)                           600         603
  Verso Paper Holdings LLC,
    9.235%, 08/01/14, Callable
    08/01/08 @ 102 (b) (d)              745         752
  Verso Paper Holdings LLC,
    11.375%, 08/01/16, Callable
    08/01/11 @ 105.688 (d)            1,300       1,291
                                               --------
                                                  3,263
                                               --------
HEALTHCARE -- PRODUCTS (2.2%)
  Universal Hospital Services,
    Inc., 10.125%, 11/01/11,
    Callable 11/01/07 @ 105.063       1,450       1,523
                                               --------
HEALTHCARE -- SERVICES (3.4%)
  HCA, Inc., 6.300%, 10/01/12           625         529
  US Oncology Holdings, Inc.,
    10.750%, 08/15/14, Callable
    08/15/09 @ 105.38                 1,000       1,095
  US Oncology Holdings, Inc.,
    10.675%, 03/15/15, Callable
    03/15/07 @ 102 (b)                  735         750
                                               --------
                                                  2,374
                                               --------
HOUSEHOLD PRODUCTS/WARES (0.9%)
  Mobile Services Group, Inc.,
    9.750%, 08/01/14, Callable
    08/01/10 @ 104.88 (d)               600         615
                                               --------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

HIGH INCOME FUND -- CONTINUED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
LEISURE TIME (2.1%)
  Travelport, Inc., 10.023%,
    09/01/14, Callable 09/01/08
    @ 102 (b) (d)                     1,500       1,440
                                               --------
LODGING (0.1%)
  Caesars Entertainment, Inc.,
    8.125%, 05/15/11                     50          53
                                               --------
MACHINERY DIVERSIFIED (1.9%)
  Chart Industries, Inc.,
    9.125%, 10/15/15, Callable
    10/15/10 @ 104.56 (d)             1,250       1,294
                                               --------
MEDIA (11.0%)
  CCH I LLC, 11.000%, 10/01/15,
    Callable 10/01/10 @ 105.50
    (e)                               1,110       1,010
  Compagnie Susquehanna,
    9.875%, 05/15/14, Callable
    05/15/10 @ 104.938 (d)            1,230       1,156
  Dex Media, Inc., 9.540%,
    11/15/13, Callable 11/15/08
    @ 104.50 (c) (g)                     50          42
  DirecTV Holdings LLC, 8.375%,
    03/15/13, Callable 03/15/08
    @ 104.19                             50          52
  Echostar DBS Corp., 7.000%,
    10/01/13 (d)                        700         684
  Gray Television, Inc.,
    9.250%, 12/15/11, Callable
    12/15/06 @ 104.62                    50          52
  Kabel Deutschland Gmbh,
    10.625%, 07/01/14, Callable
    07/01/09 @ 105.31 (d)             1,800       1,931
  LIN Television Corp., Ser B,
    6.500%, 05/15/13, Callable
    05/15/08 @ 103.25                   250         233
  Mediacom Broadband LLC,
    8.500%, 10/15/15, Callable
    10/15/10 @ 104.25 (d)               205         204
  Morris Publishing Group LLC,
    7.000%, 08/01/13, Callable
    08/01/08 @ 103.50                 1,105       1,044
  Quebecor Media, Inc., 7.750%,
    03/15/16, Callable 03/15/11
    @ 103.875                           165         165
  Quebecor World Capital Corp.,
    8.750%, 03/15/16, Callable
    03/15/11 @ 104.375 (d) (e)          110         106

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
MEDIA--CONTINUED
  Sinclair Broadcast Group,
    Inc., 8.750%, 12/15/11,
    Callable 12/15/06 @ 104.375         960       1,001
  Sinclair Broadcast Group,
    Inc., 8.000%, 03/15/12,
    Callable 03/15/07 @ 104              30          30
                                               --------
                                                  7,710
                                               --------
MISCELLANEOUS MANUFACTURER (4.6%)
  Clarke American Corp.,
    11.750%, 12/15/13, Callable
    12/15/09 @ 105.875                1,940       2,007
  Koppers, Inc., 9.875%,
    10/15/13, Callable 10/15/08
    @ 104.94                            239         259
  Nutro Products, Inc.,
    10.750%, 04/15/14, Callable
    04/15/09 @ 108.063 (d)              880         942
                                               --------
                                                  3,208
                                               --------
OIL & GAS (0.3%)
  Compagnie Gererale de
    Geophysique SA, 7.500%,
    05/15/15, Callable 05/15/10
    @ 103.75                            150         149
  Compton Petroleum Finance
    Corp., 7.625%, 12/01/13,
    Callable 12/01/09 @ 103.813          50          48
                                               --------
                                                    197
                                               --------
PACKAGING & CONTAINERS (1.5%)
  Graphic Packaging
    International, 9.500%,
    08/15/13, Callable 08/15/08
    @ 104.75 (e)                      1,000       1,023
                                               --------
PIPELINES (1.9%)
  Copano Energy LLC, 8.125%,
    03/01/16, Callable 03/01/11
    @ 104.0625                           40          41
  Targa Resources, Inc.,
    8.500%, 11/01/13, Callable
    11/01/09 @ 104.25 (d) (e)         1,305       1,301
                                               --------
                                                  1,342
                                               --------
REAL ESTATE (1.1%)
  American Real Estate Partners
    LP, 7.125%, 02/15/13,
    Callable 02/15/09 @ 103.56          345         343

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

HIGH INCOME FUND -- CONTINUED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
REAL ESTATE--CONTINUED
  CB Richard Ellis Group, Inc.,
    9.750%, 05/15/10, Callable
    05/15/07 @ 104.88                   413         441
                                               --------
                                                    784
                                               --------
REITS (0.5%)
  Host Marriott Corp., Ser G,
    9.250%, 10/01/07                    315         325
                                               --------
RETAIL (3.6%)
  Blockbuster, Inc., 9.000%,
    09/01/12, Callable 09/01/08
    @ 104.50 (b) (e)                  1,180       1,083
  General Nutrition Center,
    8.625%, 01/15/11, Callable
    01/15/08 @ 104.313                1,360       1,390
                                               --------
                                                  2,473
                                               --------
SEMICONDUCTORS (4.5%)
  Avago Technologies Finance
    Ltd., 10.900%, 06/01/13,
    Callable 12/01/07 @ 102 (d)
    (e)                               1,900       1,981
  Spansion LLC, 11.250%,
    01/15/16, Callable 01/15/11
    @ 105.62 (d) (e)                  1,080       1,131
                                               --------
                                                  3,112
                                               --------
TELECOMMUNICATIONS (5.3%)
  Intelsat Bermuda Ltd.,
    11.640%, 06/15/13, Callable
    06/15/08 @ 103 (d)                  945         992
  Nordic Telephone Co.
    Holdings, 8.875%, 05/01/16,
    Callable 05/01/11 @ 104.438         185         194
  NTL Cable PLC, 9.125%,
    08/15/16, Callable 08/15/11
    @ 104.563 (d)                       900         929
  Windstream Corp., 8.625%,
    08/01/16, Callable 08/01/11
    @104.313 (d)                      1,455       1,558
                                               --------
                                                  3,673
                                               --------
Total Corporate Bonds (Cost
  $56,856)                                       57,837
                                               --------

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
PREFERRED STOCKS (3.2%)
CHEMICALS (1.3%)
  Huntsman Corp., 5.000%             23,050         928
                                               --------
RETAIL (1.9%)
  Rite Aid Corp., 5.500%             50,000       1,272
                                               --------
Total Preferred Stocks (Cost
  $2,184)                                         2,200
                                               --------
SHORT-TERM INVESTMENT (18.1%)
  CSFB Enhanced Liquidity
    Portfolio, 5.518% (f)        12,589,000      12,589
                                               --------
Total Short-Term Investment
  (Cost $12,589)                                 12,589
                                               --------
REPURCHASE AGREEMENT (8.8%)
  Merrill Lynch & Co., Inc.,
    5.255%, dated 09/29/06, to
    be repurchased on 10/02/06,
    repurchase price $6,123
    (collateralized by U.S.
    Government Agencies;
    6.000%, due 3/15/34; total
    market value $6,244)              6,120       6,120
                                               --------
Total Repurchase Agreement
  (Cost $6,120)                                   6,120
                                               --------
Total Investments (Cost
  $83,998) (a) -- 122.4%                         84,998
Liabilities in excess of other
  assets -- (22.4)%                             (15,546)
                                               --------
Net Assets -- 100.0%                           $ 69,452
                                               ========

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2006  (Amounts in thousands, except Shares)

HIGH INCOME FUND -- CONCLUDED

---------------

(a) Cost for federal income tax purposes is $83,982 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation...................   $1,337
      Unrealized Depreciation...................     (321)
                                                   ------
      Unrealized Appreciation (Depreciation)....   $1,016
                                                   ======

(b) Variable rate security. Rate presented represents rate in effect at September 30, 2006. Maturity date represents actual maturity date.

(c) Rate represents the effective yield at purchase.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e) This security or a partial position of the security was on loan at September 30, 2006. The total value of securities on loan at September 30, 2006 in thousands was $12,079.

(f) This security was purchased with cash collateral held from securities lending.

(g) Step bond.

(h) This security has not settled as of September 30, 2006 and thus does not have a rate in effect. The security does not have a stated settlement date and will receive a rate upon settling with the custodian.

LLC   -- Limited Liability Corporation

LP    -- Limited Partnership

PLC   -- Public Limited Company

REIT  -- Real Estate Investment Trust

Ser   -- Series

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

HIGH QUALITY BOND FUND

--------------------------------------------------------
                                   Shares or
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
ASSET BACKED SECURITIES (2.9%)
AUTOMOBILE ABS (1.6%)
  Chase Manhattan Auto Owner
    Trust, Ser 2003-B, Cl A4,
    2.570%, 02/16/10                    399         393
  Daimler Chrysler Auto Trust,
    Ser 2003-B, Cl A4, 2.860%,
    03/09/09                            311         307
                                                -------
                                                    700
                                                -------
CREDIT CARD ABS (1.3%)
  Citibank Credit Card Master
    Trust I, Ser 1998-2, Cl A,
    6.050%, 01/15/10                    550         557
                                                -------
Total Asset Backed Securities
  (Cost $1,258)                                   1,257
                                                -------
COLLATERALIZED MORTGAGE OBLIGATION (0.5%)
  JP Morgan Chase Commercial
    Mortgage Securities Co., Ser
    2006-CB15, Cl A4, 5.810%,
    06/12/43 (c)                        200         207
                                                -------
Total Collateralized Mortgage
  Obligation (Cost $207)                            207
                                                -------
CORPORATE BONDS (14.0%)
AEROSPACE/DEFENSE (0.3%)
  United Technologies Corp.,
    4.875%, 05/01/15                    135         131
                                                -------
AIRLINES (0.2%)
  Southwest Airlines Co., 5.125%,
    03/01/17                             80          76
                                                -------
BANKS (0.5%)
  Bank of America Corp., 7.400%,
    01/15/11                            185         200
                                                -------
BREWERIES (0.5%)
  Sabmiller PLC, 6.200%,
    07/01/11 (b)                        195         200
                                                -------
BUILDING MATERIALS (0.2%)
  Lafarge SA, 6.150%, 07/15/11           95          97
                                                -------
COMMERCIAL SERVICES (0.1%)
  ERAC USA Finance Co., 5.600%,
    05/01/15 (b)                         55          54
                                                -------
COSMETICS/PERSONAL CARE (0.5%)
  Avon Products, Inc., 5.125%,
    01/15/11                            230         228
                                                -------

--------------------------------------------------------
                                   Shares or
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (5.0%)
  CIT Group, Inc., 5.125%,
    09/30/14                            140         136
  Citigroup, Inc., 5.125%,
    05/05/14                            160         158
  Fund American Cos., Inc.,
    5.875%, 05/15/13                    190         188
  General Electric Capital Corp.,
    4.250%, 01/15/08                    410         406
  Goldman Sachs Group, Inc.
    (The), 4.750%, 07/15/13             170         163
  Household Finance Corp.,
    4.125%, 12/15/08                    315         308
  International Lease Finance
    Corp., Ser Q, 5.250%,
    01/10/13                             75          74
  International Lease Finance
    Corp., Ser R, 5.625%,
    09/20/13                             40          40
  Janus Capital Group, Inc.,
    5.875%, 09/15/11                     70          70
  JPMorgan Chase & Co., 6.625%,
    03/15/12                            180         191
  Morgan Stanley, 5.300%,
    03/01/13                            180         180
  Western Union Co. (The),
    5.930%, 10/01/16 (b)                230         232
                                                -------
                                                  2,146
                                                -------
ELECTRIC (0.6%)
  MidAmerican Energy Holdings
    Co., Ser. D, 5.000%, 02/15/14       265         256
                                                -------
INSURANCE (0.2%)
  MetLife, Inc., 5.000%, 06/15/15        70          68
                                                -------
INVESTMENT COMPANIES (0.2%)
  Credit Suisse First Boston USA,
    Inc., 6.500%, 01/15/12               90          95
                                                -------
MEDIA (1.0%)
  Cox Communications, Inc.,
    4.625%, 06/01/13                     80          74
  Expedia, Inc., 7.456%,
    08/15/18 (b)                        205         218
  News America Holdings, Inc.,
    9.250%, 02/01/13                    125         148
                                                -------
                                                    440
                                                -------
MINING (0.3%)
  Inco Ltd., 7.750%, 05/15/12           120         130
                                                -------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

HIGH QUALITY BOND FUND -- CONTINUED

--------------------------------------------------------
                                   Shares or
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
MISCELLANEOUS MANUFACTURER (0.6%)
  General Electric Co., 5.000%,
    02/01/13                            105         104
  Siemens Financierings NV,
    5.750%, 10/17/16 (b)                140         142
                                                -------
                                                    246
                                                -------
OIL & GAS (0.8%)
  Anadarko Petroleum Corp.,
    5.950%, 09/15/16                    110         111
  Devon Financing Corp. ULC,
    6.875%, 09/30/11                    225         240
                                                -------
                                                    351
                                                -------
PHARMACEUTICALS (0.1%)
  Teva Pharmaceutical Finance
    LLC, 5.550%, 02/01/16                55          54
                                                -------
PIPELINES (0.3%)
  Centerpoint Energy Resources
    Corp., Ser B, 7.875%,
    04/01/13                            130         145
                                                -------
RETAIL (0.7%)
  Woolworths Ltd., 5.550%,
    11/15/15 (b)                        315         313
                                                -------
TELECOMMUNICATIONS (1.9%)
  AT&T, Inc., 5.100%, 09/15/14           70          68
  Cisco Systems, Inc., 5.500%,
    02/22/16                            180         181
  Comcast Corp., 4.950%, 06/15/16        90          84
  Deutsche Telekom AG, 5.750%,
    03/23/16                            170         166
  Verizon Communications, Inc.,
    5.550%, 02/15/16                     85          84
  Vodafone Group PLC, 5.500%,
    06/15/11                            235         236
                                                -------
                                                    819
                                                -------
Total Corporate Bonds
  (Cost $5,997)                                   6,049
                                                -------
U.S. GOVERNMENT AGENCY MORTGAGES (35.0%)
FANNIE MAE (2.6%)
  5.725%, 03/01/12                      221         225
  6.260%, 05/01/12                      307         320
  5.500%, 04/01/36                      583         574
                                                -------
                                                  1,119
                                                -------

--------------------------------------------------------
                                   Shares or
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
FREDDIE MAC (25.0%)
  5.125%, 04/18/11                    3,120       3,147
  5.250%, 04/18/16                    2,260       2,306
  6.000%, 08/01/36                    1,123       1,129
  6.000%, 08/01/36                    1,121       1,127
  6.500%, 08/01/36                    1,156       1,178
  6.500%, 08/01/36                    1,044       1,064
  5.500%, 09/01/36                      868         856
                                                -------
                                                 10,807
                                                -------
GINNIE MAE (7.4%)
  6.397%, 10/16/20 (c)                  394         399
  6.114%, 11/16/21                      203         205
  4.449%, 03/16/25                      332         326
  4.212%, 01/16/28 (c)                  403         394
  3.760%, 09/16/28                      442         427
  4.241%, 07/16/29                      202         197
  5.475%, 02/16/31 (c)                  400         404
  5.269%, 03/16/37 (c)                  400         397
  4.811%, 06/16/45                      441         438
                                                -------
                                                  3,187
                                                -------
Total U.S. Government Agency
  Mortgages (Cost $15,015)                       15,113
                                                -------
U.S. TREASURY OBLIGATIONS (45.9%)
U.S. TREASURY NOTES (45.9%)
  2.500%, 10/31/06                      565         564
  3.125%, 05/15/07                    3,080       3,045
  5.625%, 05/15/08                    2,830       2,869
  3.375%, 12/15/08                    5,375       5,232
  4.875%, 08/15/09                    2,045       2,059
  4.250%, 10/15/10                      920         909
  4.625%, 08/31/11                    1,760       1,762
  4.250%, 08/15/13                      810         793
  4.000%, 02/15/15                    2,525       2,417
  5.125%, 05/15/16                       65          67
  4.875%, 08/15/16                       75          76
                                                -------
Total U.S. Treasury Obligations
  (Cost $19,791)                                 19,793
                                                -------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

HIGH QUALITY BOND FUND -- CONCLUDED

--------------------------------------------------------
                                   Shares or
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
MONEY MARKET (1.4%)
  STI Classic Institutional Cash
    Management Money Market Fund,
    5.240% (d)                      585,939         586
                                                -------
Total Money Market
  (Cost $586)                                       586
                                                -------
Total Investments (Cost $42,854)
  (a) -- 99.7%                                   43,005
Other assets in excess of
  liabilities -- 0.3%                               145
                                                -------
Net Assets -- 100.0%                            $43,150
                                                =======

---------------

(a) Cost for federal income tax purposes is $42,892 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation...............   $ 250
      Unrealized Depreciation...............    (137)
                                               -----
      Unrealized Appreciation
        (Depreciation)......................   $ 113
                                               =====

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c) Variable rate security. Rate presented represents rate in effect at September 30, 2006. Maturity date represents actual maturity date.

(d) Affiliate Investment.

Cl    -- Class

PLC   -- Public Limited Company

LLC   -- Limited Liability Company

Ser   -- Series

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

INTERMEDIATE BOND FUND

--------------------------------------------------------
                                   Shares or
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
ASSET BACKED SECURITIES (0.9%)
AUTOMOBILE ABS (0.8%)
  Daimler Chrysler Auto Trust,
    Ser 2005-A, Cl A4, 3.740%,
    02/08/10                             410        403
  Honda Auto Receivables Owner
    Trust, Ser 2006-1, Cl A3,
    5.070%, 02/18/10                     265        265
                                                -------
                                                    668
                                                -------
HOME EQUITY ABS (0.1%)
  Contimortgage Home Equity Loan
    Trust, Ser 1996-2, Cl A8,
    7.900%, 07/15/27                      65         64
  Delta Funding Home Equity Loan
    Trust, Ser 1999-3, Cl A1F,
    7.462%, 09/15/29                       6          6
  New Century Home Equity Loan
    Trust, Ser 1999-NCB, Cl A7,
    7.540%, 06/25/29                       5          5
  Soundview Home Equity Loan
    Trust, Ser 2001-1, Cl A,
    6.265%, 04/15/31                      16         16
                                                -------
                                                     91
                                                -------
Total Asset Backed Securities
  (Cost $760)                                       759
                                                -------
COLLATERALIZED MORTGAGE OBLIGATIONS (3.9%)
  Banc of America Commercial
    Mortgage, Inc., Ser 2004-4,
    Cl A3, 4.128%, 07/10/42              355        346
  Citigroup/Deutsche Bank
    Commercial Mortgage Trust,
    Ser 2005-CD1, Cl A4, 5.400%,
    07/15/44 (b)                         415        414
  Citigroup/Deutsche Bank
    Commercial Mortgage Trust,
    Ser 2006-CD2, Cl A4, 5.545%,
    01/15/46 (b)                         275        276
  GE Capital Commercial Mortgage
    Corp., Ser 2006-C1, Cl A4,
    5.519%, 03/10/44 (b)                 360        361
  GMAC Commercial Mortgage
    Securities, Inc., Ser
    2003-C2, Cl A1, 4.576%,
    05/10/40                             532        525
  GS Mortgage Securities Corp.
    II, Ser 2006-GG6, Cl A2,
    5.506%, 04/10/38 (b)                 535        541

--------------------------------------------------------
                                   Shares or
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS--CONTINUED
  JP Morgan Chase Commercial
    Mortgage Securities Co., Ser
    2006-CB15, Cl A4, 5.810%,
    06/12/43 (b)                         360        372
  Wachovia Bank Commercial
    Mortgage Trust, Ser 2006-C23,
    Cl A4, 5.418%, 01/15/45 (b)          455        457
                                                -------
Total Collateralized Mortgage
  Obligations (Cost $3,283)                       3,292
                                                -------
CORPORATE BONDS (20.0%)
AEROSPACE/DEFENSE (0.4%)
  United Technologies Corp.,
    4.875%, 05/01/15                     315        306
                                                -------
AIRLINES (0.2%)
  Southwest Airlines Co., 5.125%,
    03/01/17                             180        170
                                                -------
BANKS (1.0%)
  Bank of America Corp., 7.400%,
    01/15/11                             435        470
  Wells Fargo & Co., 5.125%,
    02/15/07                             360        360
                                                -------
                                                    830
                                                -------
BREWERIES (0.5%)
  Sabmiller PLC, 6.200%,
    07/01/11 (c)                         450        462
                                                -------
BUILDING MATERIALS (0.3%)
  Lafarge SA, 6.150%, 07/15/11           220        225
                                                -------
COMMERCIAL SERVICES (0.1%)
  ERAC USA Finance Co., 5.600%,
    05/01/15 (c)                         120        119
                                                -------
COSMETICS/PERSONAL CARE (0.5%)
  Avon Products, Inc., 5.125%,
    01/15/11                             445        441
                                                -------
DIVERSIFIED FINANCIAL SERVICES (8.2%)
  CIT Group, Inc., 5.125%,
    09/30/14                             335        327
  Citigroup, Inc., 5.125%,
    05/05/14                             370        365
  Ford Motor Credit Co., 7.000%,
    10/01/13                             425        394
  Fund American Cos., Inc.,
    5.875%, 05/15/13                     440        435
  General Electric Capital Corp.,
    4.250%, 01/15/08                     950        939

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

INTERMEDIATE BOND FUND -- CONTINUED

--------------------------------------------------------
                                   Shares or
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--CONTINUED
  General Motors Acceptance Corp.
    LLC, 6.750%, 12/01/14                840        820
  Goldman Sachs Group, Inc.
    (The), 4.750%, 07/15/13              400        384
  Household Finance Corp.,
    4.125%, 12/15/08                     735        719
  International Lease Finance
    Corp., Ser Q, 5.250%,
    01/10/13                             175        174
  International Lease Finance
    Corp., Ser R, 5.625%,
    09/20/13                             100        101
  Janus Capital Group, Inc.,
    5.875%, 09/15/11                     170        171
  John Deere Capital Corp.,
    3.900%, 01/15/08                     115        113
  JPMorgan Chase & Co., 6.625%,
    03/15/12                             425        451
  Lazard Group LLC, 7.125%,
    05/15/15                             400        417
  Morgan Stanley, 5.300%,
    03/01/13                             420        419
  SLM Corp., 5.625%, 04/10/07            115        115
  Western Union Co., 5.930%,
    10/01/16 (c)                         540        544
                                                -------
                                                  6,888
                                                -------
ELECTRIC (0.7%)
  MidAmerican Energy Holdings
    Co., Ser D, 5.000%, 02/15/14         620        599
                                                -------
ENTERTAINMENT (0.1%)
  GTECH Holdings Corp., 4.750%,
    10/15/10                             115        116
                                                -------
INSURANCE (0.2%)
  MetLife, Inc., 5.000%, 06/15/15        165        160
                                                -------
INVESTMENT COMPANIES (0.3%)
  Credit Suisse First Boston USA,
    Inc., 6.500%, 01/15/12               215        227
                                                -------
MEDIA (1.2%)
  Cox Communications, Inc.,
    4.625%, 06/01/13                     190        177
  Expedia, Inc., 7.456%,
    08/15/18 (c)                         490        519
  News America Holdings, Inc.,
    9.250%, 02/01/13                     295        349
                                                -------
                                                  1,045
                                                -------

--------------------------------------------------------
                                   Shares or
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
MINING (0.4%)
  Inco Ltd., 7.750%, 05/15/12            275        297
                                                -------
MISCELLANEOUS MANUFACTURER (0.7%)
  General Electric Co., 5.000%,
    02/01/13                             245        242
  Siemens Financierings NV,
    5.750%, 10/17/16 (c)                 330        335
                                                -------
                                                    577
                                                -------
OIL & GAS (1.3%)
  Anadarko Petroleum Corp.,
    5.950%, 09/15/16                     255        258
  Devon Financing Corp. ULC,
    6.875%, 09/30/11                     525        559
  Enterprise Products Operating
    LP, Ser B, 5.600%, 10/15/14          325        318
                                                -------
                                                  1,135
                                                -------
PHARMACEUTICALS (0.1%)
  Teva Pharmaceutical Finance
    LLC, 5.550%, 02/01/16                125        123
                                                -------
PIPELINES (0.7%)
  Centerpoint Energy Resources
    Corp., Ser B, 7.875%,
    04/01/13                             295        328
  Kinder Morgan, Inc., 5.700%,
    01/05/16                             260        240
                                                -------
                                                    568
                                                -------
RETAIL (0.8%)
  Woolworths Ltd., 5.550%,
    11/15/15 (c)                         720        716
                                                -------
TELECOMMUNICATIONS (2.3%)
  AT&T, Inc., 5.100%, 09/15/14           165        159
  Cisco Systems, Inc., 5.500%,
    02/22/16                             425        428
  Comcast Corp., 4.950%, 06/15/16        215        200
  Deutsche Telekom AG, 5.750%,
    03/23/16                             380        372
  Verizon Communications, Inc.,
    5.550%, 02/15/16                     195        192
  Vodafone Group PLC, 5.500%,
    06/15/11                             560        562
                                                -------
                                                  1,913
                                                -------
Total Corporate Bonds (Cost
  $16,920)                                       16,917
                                                -------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

INTERMEDIATE BOND FUND -- CONTINUED

--------------------------------------------------------
                                   Shares or
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
U.S. GOVERNMENT AGENCIES (9.8%)
FREDDIE MAC (9.8%)
  5.125%, 04/18/11                     4,760      4,801
  5.250%, 04/18/16                     3,445      3,516
                                                -------
Total U.S. Government Agencies
  (Cost $8,181)                                   8,317
                                                -------
U.S. GOVERNMENT AGENCY MORTGAGES (14.8%)
FANNIE MAE (2.1%)
  5.500%, 04/01/36                     1,763      1,737
                                                -------
FREDDIE MAC (12.7%)
  6.500%, 08/01/08                        25         25
  6.000%, 08/01/36                     2,027      2,038
  6.000%, 08/01/36                     2,023      2,034
  6.500%, 08/01/36                     2,098      2,137
  6.500%, 08/01/36                     1,888      1,924
  5.500%, 09/01/36                     2,615      2,578
                                                -------
                                                 10,736
                                                -------
Total U.S. Government Agency
  Mortgages (Cost $12,410)                       12,473
                                                -------
U.S. TREASURY OBLIGATIONS (47.9%)
U.S. TREASURY NOTES (47.9%)
  2.500%, 10/31/06                     2,010      2,006
  2.875%, 11/30/06                     1,645      1,639
  3.125%, 05/15/07                     4,820      4,765
  5.625%, 05/15/08                     7,965      8,074
  3.375%, 12/15/08                    11,420     11,117
  4.875%, 08/15/09                     3,965      3,992
  4.250%, 10/15/10                     1,225      1,210
  4.625%, 08/31/11                     1,595      1,597
  4.375%, 08/15/12                        50         49
  4.250%, 08/15/13                       220        215
  4.000%, 02/15/15                     5,895      5,643
  4.875%, 08/15/16                       175        178
                                                -------
Total U.S. Treasury Obligations
  (Cost $40,415)                                 40,485
                                                -------
MONEY MARKET (1.2%)
  STI Classic Institutional Cash
    Management Money Market Fund,
    5.240% (d)                     1,015,632      1,016
                                                -------
Total Money Market
  (Cost $1,016)                                   1,016
                                                -------

--------------------------------------------------------
                                   Shares or
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
Total Investments
  (Cost $82,985) (a) -- 98.5%                    83,259
Other assets in excess of
  liabilities -- 1.5%                             1,280
                                                -------
Net Assets -- 100.0%                            $84,539
                                                =======

CREDIT DEFAULT SWAP AGREEMENTS

                                                         Unrealized
                       Notional    Fixed   Expiration   Appreciation
Underlying Instrument   Amount     Rate       Date     (Depreciation)
---------------------  ---------   -----   ----------  --------------
Dow Jones CDX
  Indices; Series 7
  (Citibank N.A.)      $ 120,000   0.40%    12/20/11       $  --
H.J. Heinz Co.
  (Citibank N.A.)      $(120,000)  0.36%    12/20/11       $  --
                                                           -----
                                                           $  --
                                                           =====

---------------

(a)   Cost for federal income tax purposes is $83,129
      (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

       Unrealized Appreciation..................   $ 421
       Unrealized Depreciation..................    (291)
                                                   -----
       Unrealized Appreciation (Depreciation)...   $ 130
                                                   =====

(b) Variable rate security. Rate presented represents rate in effect at September 30, 2006. Maturity date represents actual maturity date.

(c) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(d)   Affiliate Investment.

Cl    -- Class

LLC   -- Limited Liability Corporation

LP    -- Limited Partnership

PLC   -- Public Limited Company

Ser   -- Series

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

INTERMEDIATE BOND FUND -- CONCLUDED

At September 30, 2006 the Fund's foreign currency exchange contracts were as follows:

                                                                       Contract
                                                                        Amount      Contract                  Unrealized
                                                          Delivery     in Local     Value in     Market      Appreciation
Currency                                                    Date       Currency       USD        Value      (Depreciation)
--------                                                  --------     --------     --------     ------     --------------
Short:
Japanese Yen..........................................    10/03/06     279,842       $2,384      $2,369          $15
                                                                                     ------      ------          ---
Total Short Contracts.................................                               $2,384      $2,369          $15
                                                                                     ======      ======          ===

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

INVESTMENT GRADE BOND FUND

-------------------------------------------------------
                                Shares or
                                Principal
                               Amount ($)     Value ($)
-------------------------------------------------------
ASSET BACKED SECURITIES (1.2%)
AUTOMOBILE ABS (1.0%)
  Daimler Chrysler Auto
    Trust, Ser 2005-A, Cl A4,
    3.740%, 02/08/10                 2,700        2,651
  Honda Auto Receivables
    Owner Trust, Ser 2006-1,
    Cl A3, 5.070%, 02/18/10          1,765        1,764
                                              ---------
                                                  4,415
                                              ---------
CREDIT CARD ABS (0.2%)
  Citibank Credit Card
    Issuance Trust, Ser
    2008-A7, Cl A7, 4.150%,
    07/07/17                         1,000          935
                                              ---------
Total Asset Backed Securities
  (Cost $5,324)                                   5,350
                                              ---------
COLLATERALIZED MORTGAGE OBLIGATIONS (4.3%)
  Banc of America Commercial
    Mortgage, Inc., Ser
    2004-4, Cl A3, 4.128%,
    07/10/42                         2,375        2,312
  Citigroup/Deutsche Bank
    Commercial Mortgage
    Trust, Ser 2005-CD1, Cl
    A4, 5.400%, 07/15/44 (b)         2,995        2,985
  GE Capital Commercial
    Mortgage Corp., Ser
    2006-C1, Cl A4, 5.519%,
    03/10/44 (b)                     2,450        2,460
  GMAC Commercial Mortgage
    Securities, Inc., Ser
    2003-C2, Cl A1, 4.576%,
    05/10/40                         3,166        3,122
  GS Mortgage Securities
    Corp. II, Ser 2006-GG6,
    Cl A2, 5.506%,
    04/10/38 (b)                     3,650        3,693
  JP Morgan Chase Commercial
    Mortgage Securities Co.,
    Ser 2006-CB15, Cl A4,
    5.810%, 06/12/43 (b)             1,865        1,928

-------------------------------------------------------
                                Shares or
                                Principal
                               Amount ($)     Value ($)
-------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS--CONTINUED
  Wachovia Bank Commercial
    Mortgage Trust, Ser
    2006-C23, Cl A4, 5.418%,
    01/15/45 (b)                     2,985        2,996
                                              ---------
Total Collateralized Mortgage
  Obligations (Cost $19,439)                     19,496
                                              ---------
CORPORATE BONDS (20.7%)
AEROSPACE/DEFENSE (0.4%)
  United Technologies Corp.,
    4.875%, 05/01/15                 1,665        1,615
                                              ---------
AIRLINES (0.2%)
  Southwest Airlines Co.,
    5.125%, 03/01/17                   970          918
                                              ---------
BANKS (0.5%)
  Bank of America Corp.,
    7.400%, 01/15/11                 2,115        2,289
                                              ---------
BREWERIES (0.6%)
  Sabmiller PLC, 6.200%,
    07/01/11 (c)                     2,520        2,586
                                              ---------
BUILDING MATERIALS (0.3%)
  Lafarge SA, 6.150%,
    07/15/11                         1,360        1,389
                                              ---------
COMMERCIAL SERVICES (0.2%)
  ERAC USA Finance Co.,
    5.600%, 05/01/15 (c)               870          860
                                              ---------
COSMETICS/PERSONAL CARE (0.6%)
  Avon Products, Inc.,
    5.125%, 01/15/11                 2,680        2,658
                                              ---------
DIVERSIFIED FINANCIAL SERVICES (7.0%)
  CIT Group, Inc., 5.125%,
    09/30/14                         1,700        1,657
  Citigroup, Inc., 5.125%,
    05/05/14                           850          839
  Citigroup, Inc., 5.850%,
    12/11/34                           745          751
  Ford Motor Credit Co.,
    7.000%, 10/01/13                 2,345        2,176
  Fund American Cos., Inc.,
    5.875%, 05/15/13                 3,085        3,049
  General Motors Acceptance
    Corp. LLC, 8.000%,
    11/01/31 (d)                     4,625        4,835
  Goldman Sachs Group, Inc.
    (The), 4.750%, 07/15/13          2,780        2,670

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

INVESTMENT GRADE BOND FUND -- CONTINUED

-------------------------------------------------------
                                Shares or
                                Principal
                               Amount ($)     Value ($)
-------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--CONTINUED
  HSBC Holdings PLC, 7.625%,
    05/17/32                         1,055        1,282
  International Lease Finance
    Corp., Ser Q, 5.250%,
    01/10/13                           940          933
  International Lease Finance
    Corp., Ser R, 5.625%,
    09/20/13                           615          619
  Janus Capital Group, Inc.,
    5.875%, 09/15/11                 1,050        1,056
  John Deere Capital Corp.,
    3.900%, 01/15/08                   495          487
  JPMorgan Chase & Co.,
    6.625%, 03/15/12                 3,095        3,282
  Lazard Group LLC, 7.125%,
    05/15/15                         2,410        2,511
  Morgan Stanley, 5.300%,
    03/01/13                         2,075        2,072
  Western Union Co., 5.930%,
    10/01/16 (c)                     3,360        3,387
                                              ---------
                                                 31,606
                                              ---------
ELECTRIC (0.8%)
  MidAmerican Energy Holdings
    Co., 6.125%, 04/01/36 (c)        1,775        1,794
  Pacific Gas & Electric Co.,
    6.050%, 03/01/34                 1,950        1,962
                                              ---------
                                                  3,756
                                              ---------
ENTERTAINMENT (0.2%)
  GTECH Holdings Corp.,
    4.750%, 10/15/10                   820          824
                                              ---------
INSURANCE (0.1%)
  Metlife, Inc., 5.700%,
    06/15/35                           400          389
                                              ---------
INVESTMENT COMPANIES (0.2%)
  Credit Suisse First Boston
    USA, Inc., 6.500%,
    01/15/12                           970        1,022
                                              ---------
MEDIA (1.1%)
  Cox Communications, Inc.,
    4.625%, 06/01/13                 1,100        1,022
  Expedia, Inc., 7.456%,
    08/15/18 (c)                     3,045        3,231

-------------------------------------------------------
                                Shares or
                                Principal
                               Amount ($)     Value ($)
-------------------------------------------------------
MEDIA--CONTINUED
  News America Holdings,
    Inc., 6.200%, 12/15/34             940          898
                                              ---------
                                                  5,151
                                              ---------
MINING (0.5%)
  Alcan, Inc., 5.750%,
    06/01/35                           865          820
  Inco Ltd., 7.750%, 05/15/12        1,520        1,642
                                              ---------
                                                  2,462
                                              ---------
MISCELLANEOUS MANUFACTURER (1.7%)
  General Electric Co.,
    5.000%, 02/01/13                 5,000        4,944
  Siemens Financierings NV,
    6.125%, 08/17/26 (c)             2,490        2,553
                                              ---------
                                                  7,497
                                              ---------
OIL & GAS (1.3%)
  Anadarko Petroleum Corp.,
    5.950%, 09/15/16                 1,585        1,604
  Devon Financing Corp. ULC,
    7.875%, 09/30/31                 2,095        2,553
  Enterprise Products
    Operating LP, Ser B,
    5.750%, 03/01/35                 1,040          937
  Weatherford International,
    Inc., 6.500%, 08/01/36             890          908
                                              ---------
                                                  6,002
                                              ---------
PHARMACEUTICALS (0.2%)
  Teva Pharmaceutical Finance
    LLC, 6.150%, 02/01/36              845          813
                                              ---------
PIPELINES (0.7%)
  Centerpoint Energy
    Resources Corp., Ser B,
    7.875%, 04/01/13                 1,190        1,325
  Kinder Morgan Finance Co.
    ULC, 6.400%, 01/05/36            1,935        1,732
                                              ---------
                                                  3,057
                                              ---------
REITS (0.1%)
  Simon Property Group LP,
    6.375%, 11/15/07                   495          499
                                              ---------
RETAIL (1.0%)
  Woolworths Ltd., 5.550%,
    11/15/15 (c) (d)                 4,360        4,334
                                              ---------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

INVESTMENT GRADE BOND FUND -- CONTINUED

-------------------------------------------------------
                                Shares or
                                Principal
                               Amount ($)     Value ($)
-------------------------------------------------------
TELECOMMUNICATIONS (3.0%)
  AT&T, Inc., 5.100%,
    09/15/14                         2,110        2,039
  Cisco Systems, Inc.,
    5.500%, 02/22/16                 2,610        2,631
  Comcast Corp., 6.450%,
    03/15/37 (d)                     1,175        1,176
  Deutsche Telekom AG,
    5.750%, 03/23/16                 2,570        2,514
  Verizon Communications,
    Inc., 5.550%,
    02/15/16 (d)                     1,820        1,796
  Vodafone Group PLC, 5.500%,
    06/15/11                         3,395        3,403
                                              ---------
                                                 13,559
                                              ---------
Total Corporate Bonds
  (Cost $92,710)                                 93,286
                                              ---------
U.S. GOVERNMENT AGENCIES (14.1%)
FANNIE MAE (0.6%)
  3.250%, 02/15/09                   1,000          962
  3.800%, 07/14/10, Callable
    10/30/06 @100                      500          480
  5.125%, 01/02/14                     500          499
  6.250%, 02/28/17, Callable
    02/28/07 @100                      600          601
  5.500%, 04/23/24, Callable
    10/30/06 @100                      250          240
                                              ---------
                                                  2,782
                                              ---------
FEDERAL HOME LOAN BANK (1.7%)
  3.739%, 03/03/08 (b)               2,500        2,491
  4.290%, 03/24/08, Callable
    12/24/06 @100 (b)                2,000        1,973
  4.400%, 03/30/11, Callable
    10/24/06 @100                    1,000          972
  5.250%, 12/10/13, Callable
    12/10/06 @100                    1,250        1,232
  5.000%, 05/08/18, Callable
    11/08/06 @100                    1,000          977
                                              ---------
                                                  7,645
                                              ---------
FREDDIE MAC (11.8%)
  4.050%, 11/17/09                     700          682
  6.250%, 06/25/10, Callable
    06/25/07 @100                    1,000        1,006
  4.650%, 08/27/10, Callable
    02/27/07 @100                      500          492
  4.500%, 12/16/10                   1,000          985
  5.125%, 04/18/11 (d)              21,660       21,846

-------------------------------------------------------
                                Shares or
                                Principal
                               Amount ($)     Value ($)
-------------------------------------------------------
FREDDIE MAC--CONTINUED
  5.250%, 04/18/16 (d)              17,580       17,941
  6.000%, 06/27/17, Callable
    06/27/07 @100                    1,000        1,003
                                              ---------
  6.750%, 03/15/31                   7,535        9,201
                                              ---------
                                                 53,156
                                              ---------
Total U.S. Government
  Agencies (Cost $62,779)                        63,583
                                              ---------
U.S. GOVERNMENT AGENCY MORTGAGES (15.1%)
FANNIE MAE (1.9%)
  5.500%, 04/01/36                   8,766        8,637
                                              ---------
FREDDIE MAC (13.1%)
  7.000%, 05/01/07                       8            8
  6.000%, 08/01/36                  11,529       11,589
  6.000%, 08/01/36                  11,505       11,565
  6.500%, 08/01/36                  11,909       12,131
  6.500%, 08/01/36                  10,445       10,640
  5.500%, 09/01/36                  13,015       12,838
                                              ---------
                                                 58,771
                                              ---------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (0.1%)
  7.000%, 04/15/13                     229          236
  7.000%, 08/15/14                     155          159
  7.000%, 05/15/31                      65           67
                                              ---------
                                                    462
                                              ---------
Total U.S. Government Agency
  Mortgages (Cost $67,513)                       67,870
                                              ---------
U.S. TREASURY OBLIGATIONS (43.3%)
U.S. TREASURY BONDS (5.0%)
  4.500%, 02/15/36 (d)              23,495       22,513
                                              ---------
U.S. TREASURY NOTES (38.3%)
  2.500%, 10/31/06 (d)              10,635       10,614
  2.875%, 11/30/06                  12,625       12,583
  5.625%, 05/15/08 (d)              39,610       40,150
  3.375%, 12/15/08 (d)              24,695       24,041
  4.875%, 08/15/09 (d)              13,115       13,204
  4.250%, 10/15/10 (d)               6,115        6,039
  4.250%, 01/15/11                   3,465        3,418
  4.875%, 04/30/11 (d)               6,030        6,097
  4.625%, 08/31/11 (d)              30,805       30,839
  4.000%, 02/15/15 (d)              23,855       22,835
  4.875%, 08/15/16 (d)               2,705        2,756
                                              ---------
                                                172,576
                                              ---------
Total U.S. Treasury
  Obligations
  (Cost $193,800)                               195,089
                                              ---------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

INVESTMENT GRADE BOND FUND -- CONCLUDED

-------------------------------------------------------
                                Shares or
                                Principal
                               Amount ($)     Value ($)
-------------------------------------------------------
SHORT-TERM INVESTMENT (47.3%)
  CSFB Enhanced Liquidity
    Portfolio, 5.518% (e)      212,905,773      212,906
                                              ---------
Total Short-Term Investment
  (Cost $212,905)                               212,906
                                              ---------
MONEY MARKET (0.0%)
  STI Classic Institutional
    Cash Management Money
    Market Fund, 5.240% (f)        114,602          115
                                              ---------
Total Money Market
  (Cost $115)                                       115
                                              ---------
Total Investments
  (Cost $654,585)
  (a) -- 146.0%                                 657,695
Liabilities in excess of
  other assets -- (46.0)%                      (207,086)
                                              ---------
Net Assets -- 100.0%                          $ 450,609
                                              =========

CREDIT DEFAULT SWAP AGREEMENTS

                                                         Unrealized
                       Notional    Fixed   Expiration   Appreciation
Underlying Instrument   Amount     Rate       Date     (Depreciation)
---------------------  ---------   -----   ----------  --------------
Dow Jones CDX
  Indices; Series 7
  (Citibank N.A.)....  $ 740,000   0.40%    12/20/11       $  --
H.J. Heinz Co.
  (Citibank N.A.)....  $(740,000)  0.36%    12/20/11       $   1
                                                           -----
                                                           $   1
                                                           =====

---------------

(a)  Cost for federal income tax purposes is $655,629
     (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation.................   $ 3,459
      Unrealized Depreciation.................    (1,393)
                                                 -------
      Unrealized Appreciation
        (Depreciation)........................   $ 2,066
                                                 =======

(b) Variable rate security. Rate presented represents rate in effect at September 30, 2006. Maturity date represents actual maturity date.

(c) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(d) This security or a partial position of the security was on loan at September 30, 2006. The total value of securities on loan at June 30, 2006 in thousands was $205,773.

(e) This security was purchased with cash collateral held from securities lending.

(f)  Affiliate Investment.

Cl    -- Class

LLC   -- Limited Liability Corporation

LP    -- Limited Partnership

PLC   -- Public Limited Company

REIT  -- Real Estate Investment Trust

Ser   -- Series

At September 30, 2006 the Fund's foreign currency exchange contracts were as follows:

                                                                     Contract
                                                                      Amount      Contract                   Unrealized
                                                        Delivery     in Local     Value in     Market       Appreciation
Currency                                                  Date       Currency       USD         Value      (Depreciation)
--------                                                --------     --------     --------     -------     --------------
Short:
Japanese Yen........................................    10/03/06     1,684,810    $14,355      $14,265          $90
                                                                                  -------      -------          ---
Total Short Contracts...............................                              $14,355      $14,265          $90
                                                                                  =======      =======          ===

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

INVESTMENT GRADE TAX-EXEMPT BOND FUND

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
MUNICIPAL BONDS (97.4%)
ALABAMA (5.6%)
  Alabama Public School &
    College Authority, Capital
    Improvements, Ser C, RB,
    5.750%, 07/01/17, Callable
    07/01/09 @ 101.50                 3,950       4,208
  Alabama Water Pollution
    Control Authority, RB,
    5.750%, 08/15/12, Callable
    08/15/09 @ 100, AMBAC             5,205       5,505
  Auburn University, Ser A,
    RB, 6.000%, 06/01/16,
    Callable 06/01/11 @ 100,
    MBIA                              4,060       4,468
  Huntsville, Ser A, GO,
    5.625%, 05/01/16, Callable
    05/01/14 @ 100                    2,375       2,645
  Huntsville, Ser A, GO,
    5.750%, 05/01/19, Callable
    05/01/14 @ 100                    2,800       3,125
                                               --------
                                                 19,951
                                               --------
ARIZONA (2.5%)
  Arizona State Transportation
    Board, Highway, Ser A, RB,
    5.000%, 07/01/22, Callable
    07/01/15 @ 100                    5,000       5,366
  Arizona Water Infrastructure
    Finance Authority, Water
    Quality, Ser A, RB,
    5.625%, 10/01/12, Callable
    10/01/10 @ 100                    3,280       3,495
                                               --------
                                                  8,861
                                               --------
CALIFORNIA (4.4%)
  California State, GO,
    5.500%, 11/01/33, Callable
    11/01/13 @ 100                   11,000      12,081
  Fresno Unified School
    District, Ser A, GO,
    6.550%, 08/01/20, Callable
    02/01/16 @ 100, MBIA              1,000       1,186

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
CALIFORNIA--CONTINUED
  Orange County Loma Ridge/
    Data Center Project, COP,
    6.000%, 06/01/21,
    Prerefunded 06/01/19 @
    100, AMBAC                        2,075       2,419
                                               --------
                                                 15,686
                                               --------
COLORADO (2.9%)
  Denver City & County Medical
    Facilities, GO, 5.000%,
    08/01/14, Callable
    08/01/2013 @ 100                  4,565       4,918
  Douglas County School
    District No. RE1, Douglas
    & Ebert Counties, GO,
    5.750%, 12/15/20, Callable
    12/15/14 @ 100, FGIC              2,540       2,877
  Metro Wastewater Reclamation
    District, RB, 5.450%,
    04/01/12, Callable
    04/01/08 @ 100                    2,570       2,638
                                               --------
                                                 10,433
                                               --------
FLORIDA (3.3%)
  Gainesville Utilities
    System, Ser C, RB, 5.000%,
    10/01/12, FSA                     5,000       5,373
  Lee County Transportation
    Facility Authority, Ser A,
    RB, 5.000%, 10/01/27,
    Callable 10/01/14 @ 100,
    AMBAC                             1,000       1,057
  Miami-Dade County School
    District, GO, 4.750%,
    07/15/09, MBIA                    5,045       5,210
                                               --------
                                                 11,640
                                               --------
ILLINOIS (11.3%)
  Chicago Board of Education,
    Ser B, GO, 5.000%,
    12/01/26, Callable
    12/01/16 @ 100, FSA              12,640      13,480
  Chicago O'Hare International
    Airport, General Airport
    Third Lien, Ser A, RB,
    5.250%, 01/01/26, Callable
    01/01/16 @ 100, MBIA              4,675       5,063

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

INVESTMENT GRADE TAX-EXEMPT BOND FUND -- CONTINUED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
ILLINOIS--CONTINUED
  Illinois State Sales Tax,
    Ser X, RB, 5.500%,
    06/15/13, Callable
    06/15/09 @ 100                    3,390       3,465
  Illinois State Toll Highway
    Authority, Ser A-1, RB,
    5.000%, 01/01/20, Callable
    07/01/16 @ 100, FSA               2,500       2,700
  Illinois State Toll Highway
    Authority, Ser A-1, RB,
    5.000%, 01/01/26, Callable
    07/01/16 @ 100, FSA               2,500       2,667
  Regional Transportation
    Authority, Ser A, RB,
    5.000%, 07/01/21, Callable
    07/01/16 @ 100, MBIA              5,010       5,394
  University of Illinois,
    Auxiliary Facilities
    Systems, RB, 5.000%,
    04/01/28, Callable
    04/01/16 @ 100, MBIA              6,840       7,238
                                               --------
                                                 40,007
                                               --------
INDIANA (1.3%)
  Indianapolis Local Public
    Improvement Board,
    Waterworks Project, Ser A,
    RB, 5.250%, 07/01/33,
    Prerefunded 07/01/12 @
    100, MBIA                         4,400       4,774
                                               --------
IOWA (0.6%)
  Des Moines Public Parking
    System, Ser A, RB, 6.375%,
    06/01/18, Callable
    06/01/10 @ 100, FGIC              2,005       2,191
                                               --------
KENTUCKY (1.9%)
  Kentucky State Turnpike
    Authority, Economic
    Development,
    Revitalization Projects,
    Ser B, RB, 5.250%,
    07/01/13, FSA                     6,000       6,566
                                               --------
MARYLAND (5.1%)
  Maryland State, State &
    Local Facilities, First
    Series, GO, 5.500%,
    03/01/10                         10,000      10,646

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
MARYLAND--CONTINUED
  Maryland State, State &
    Local Facilities, Second
    Series, GO, 5.000%,
    08/01/18, Callable
    08/01/13 @ 100                    7,005       7,524
                                               --------
                                                 18,170
                                               --------
MASSACHUSETTS (2.5%)
  Boston, Ser A, GO, 5.000%,
    01/01/10                          3,095       3,236
  Massachusetts State Special
    Obligation, Dedicated Tax,
    RB, 5.250%, 01/01/23,
    Prerefunded 01/01/14 @
    100, FGIC                         5,000       5,476
                                               --------
                                                  8,712
                                               --------
MICHIGAN (2.6%)
  Detroit Water Supply System,
    Ser A, RB, 5.000%,
    07/01/13, FSA                     5,160       5,548
  Michigan Municipal Bond
    Authority, Clean Water
    State Revolving Fund, RB,
    5.375%, 10/01/17, Callable
    10/01/12 @ 100                    3,300       3,579
                                               --------
                                                  9,127
                                               --------
MINNESOTA (1.2%)
  Minnesota State, GO, 5.250%,
    11/01/10                          4,000       4,265
                                               --------
MISSOURI (2.7%)
  Missouri State Highways &
    Transit Commission, Ser A,
    RB, 5.625%, 02/01/18,
    Callable 02/01/11 @ 100           8,885       9,546
                                               --------
NEW JERSEY (7.3%)
  Garden State Preservation
    Trust, Open Space &
    Farmland Preservation, Ser
    A, RB, 5.800%, 11/01/19,
    Callable 11/01/15 @ 100,
    FSA                               3,000       3,459
  Garden State Preservation
    Trust, Open Space &
    Farmland Preservation, Ser
    A, RB, 5.800%, 11/01/20,
    Callable 11/01/15 @ 100,
    FSA                              10,000      11,527

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

INVESTMENT GRADE TAX-EXEMPT BOND FUND -- CONTINUED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
NEW JERSEY--CONTINUED
  New Jersey Economic
    Development Authority,
    School Facilities
    Construction, Ser F, RB,
    5.250%, 06/15/22,
    Prerefunded 06/15/13 @
    100, FGIC                        10,000      10,941
                                               --------
                                                 25,927
                                               --------
NEW YORK (15.4%)
  Buffalo School Improvements,
    Ser D, GO, 5.500%,
    12/15/14, Callable
    12/15/11 @ 100, FGIC              1,075       1,171
  New York City Transitional
    Finance Authority, Future
    Secured Tax, Ser A-1, RB,
    5.000%, 11/01/09                  2,975       3,107
  New York City, Ser A, GO,
    6.250%, 08/01/08, Callable
    11/20/06 @ 101.5, MBIA           11,000      11,186
  New York Counties Tobacco
    Trust I, Tobacco
    Settlement, Ser B, RB,
    6.625%, 06/01/42,
    Prerefunded 06/01/10 @ 101       15,800      17,625
  Tobacco Settlement Financing
    Corp., Ser A1, RB, 5.250%,
    06/01/13, Callable
    06/01/08 @ 100                   10,000      10,255
  Tobacco Settlement Financing
    Corp., Ser A1, RB, 5.500%,
    06/01/14, Callable
    06/01/09 @ 100                    3,750       3,918
  Tobacco Settlement Financing
    Corp., Ser C1, RB, 5.250%,
    06/01/12, Callable
    06/01/07 @ 100                    6,720       6,795
                                               --------
                                                 54,057
                                               --------
OHIO (1.0%)
  Columbus, Public
    Improvement, Ser D, GO,
    5.000%, 12/15/10                  3,290       3,479
                                               --------

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
OREGON (1.1%)
  TRI-County Metropolitan
    Transportation District,
    Payroll Tax & Grant
    Receipt, RB, 4.000%,
    05/01/14, Callable
    05/01/09 @ 100, MBIA              4,000       4,022
                                               --------
PENNSYLVANIA (12.0%)
  Easton Area School District,
    Ser 2006, GO, 7.750%,
    04/01/25, Callable
    04/01/16 @ 100, FSA               8,790      11,505
  Pennsylvania State Projects,
    First Series, GO, 5.250%,
    02/01/13, MBIA                    5,755       6,280
  Pennsylvania State Turnpike
    Commission, Ser T, RB,
    5.500%, 12/01/10, FGIC            5,515       5,938
  Pennsylvania State, First
    Series, GO, 5.000%,
    01/01/18, Callable
    01/01/13 @ 100, MBIA              5,690       6,047
  Pennsylvania State, Second
    Series, GO, 5.000%,
    07/01/10, MBIA                    5,000       5,260
  Pittsburgh, Ser B, GO,
    5.000%, 09/01/12, FSA             6,800       7,288
                                               --------
                                                 42,318
                                               --------
PUERTO RICO (6.0%)
  Puerto Rico Commonwealth
    Highway & Transportation
    Authority, RB, 5.250%,
    07/01/15, Callable
    07/01/13 @ 100, FGIC              5,000       5,472
  Puerto Rico Commonwealth
    Highway & Transportation
    Authority, RB, 5.250%,
    07/01/17, Callable
    07/01/13 @ 100, FGIC              5,260       5,719
  Puerto Rico Commonwealth
    Highway & Transportation
    Authority, Ser AA, RB,
    5.500%, 07/01/18, MBIA            2,500       2,872

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

INVESTMENT GRADE TAX-EXEMPT BOND FUND -- CONCLUDED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
PUERTO RICO--CONTINUED
  Puerto Rico Commonwealth
    Highway & Transportation
    Authority, Ser G, RB,
    5.250%, 07/01/15, Callable
    07/01/13 @ 100, FGIC              2,720       2,977
  Puerto Rico Commonwealth
    Municipal Finance Agency,
    Ser A, RB, 5.250%,
    08/01/14, Callable
    08/01/12 @ 100, FSA               4,000       4,340
                                               --------
                                                 21,380
                                               --------
TENNESSEE (0.9%)
  Shelby County, Public
    Improvement, Ser A, GO,
    5.000%, 03/01/10, FSA             3,000       3,143
                                               --------
TEXAS (2.6%)
  Irving Waterworks & Sewer,
    RB, 5.950%, 06/15/19,
    Callable 06/15/09 @ 100.50        1,460       1,556
  Lubbock County, GO, 5.500%,
    02/15/16, Callable
    2/15/2013 @ 100, FGIC             4,360       4,799
  North Harris County Regional
    Water Authority, RB,
    5.250%, 12/15/18, Callable
    12/15/14 @ 100, MBIA              2,690       2,937
                                               --------
                                                  9,292
                                               --------
VIRGINIA (0.6%)
  Fairfax County, Public
    Improvement, Ser A, GO,
    5.250%, 04/01/13                  2,015       2,209
                                               --------
WASHINGTON (2.6%)
  King County Public Hospital,
    District No. 2
    Improvement, Evergreen
    Healthcare, GO, 5.000%,
    12/01/26, Callable
    12/01/16 @ 100, MBIA              3,355       3,547

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
WASHINGTON--CONTINUED
  Pierce County School
    District No. 10, Tacoma,
    GO, 5.000%, 12/01/16,
    Callable 12/01/13 @ 100,
    FGIC                              5,200       5,612
                                               --------
                                                  9,159
                                               --------
Total Municipal Bonds (Cost
  $340,991)                                     344,915
                                               --------
MONEY MARKETS (8.3%)
  Federated Tax-Free
    Obligations Fund, 3.550%     15,791,974      15,792
  SEI Tax Exempt Trust,
    Institutional Tax Free
    Fund, 3.380%                 13,637,287      13,637
                                               --------
Total Money Markets (Cost
  $29,429)                                       29,429
                                               --------
Total Investments (Cost
  $370,420) (a) -- 105.7%                       374,344
Liabilities in excess of other
  assets -- (5.7)%                              (20,349)
                                               --------
Net Assets -- 100.0%                           $353,995
                                               ========

---------------

(a)Cost for federal income tax purposes is the same.
Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation...................   $4,320
      Unrealized Depreciation...................     (396)
                                                   ------
      Unrealized Appreciation (Depreciation)....   $3,924
                                                   ======

(b)Variable rate security. Rate presented represents rate in effect at September 30, 2006. Maturity date represents actual maturity date.

AMBAC       --  Security insured by the American Municipal
                Bond Assurance Corporation
COP         --  Certificate of Participation
FGIC        --  Security insured by the Financial Guaranty
                Insurance Company
FSA         --  Security insured by Financial Security
                Assurance
GO          --  General Obligation
MBIA        --  Security insured by the Municipal Bond
                Insurance Association
RB          --  Revenue Bond
Ser         --  Series

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

LIMITED DURATION FUND

--------------------------------------------------------
                                   Shares or
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
ASSET BACKED SECURITIES (45.1%)
AUTOMOBILE ABS (3.3%)
  Americredit Automobile
    Receivables Trust, Ser
    2004-CA, Cl A3, 3.000%,
    03/06/09                           2,214      2,203
  Americredit Automobile
    Receivables Trust, Ser
    2005-BM, Cl A, 3.780%,
    07/06/08                             406        405
                                                -------
                                                  2,608
                                                -------
CREDIT CARD ABS (23.8%)
  American Express Credit Account
    Master Trust, Ser 2003-3, Cl
    A, 5.440%, 11/15/10 (b)            1,200      1,202
  American Express Credit Account
    Master Trust, Ser 2005-3, Cl
    A, 5.330%, 01/18/11 (b)            1,965      1,963
  Chase Credit Card Master Trust,
    Ser 2003-2, Cl A, 5.440%,
    07/15/10 (b)                       1,400      1,402
  Chase Issuance Trust, Ser
    2005-A1, Cl A1, 5.340%,
    12/15/10 (b)                       1,700      1,700
  Citibank Credit Card Issuance
    Trust, Ser 2003-A9, Cl A,
    5.473%, 11/22/10 (b)               3,100      3,106
  Discover Card Master Trust I,
    Ser 2003-4, Cl A1, 5.440%,
    05/15/11 (b)                       3,075      3,082
  First USA Credit Card Master
    Trust, Ser 1997-8, Cl A,
    5.480%, 05/17/10 (b)               3,016      3,020
  MBNA Credit Card Master Trust,
    Ser 2002-A10, Cl A, 5.470%,
    02/16/10 (b)                         500        501
  MBNA Credit Card Master Trust,
    Ser 2002-A13, Cl A, 5.460%,
    05/17/10 (b)                       2,600      2,604
                                                -------
                                                 18,580
                                                -------
DIVERSIFIED FINANCIAL SERVICES (8.1%)
  Nelnet Student Loan Trust, Ser
    2005-3, Cl A, 5.437%,
    06/22/17 (b)                       3,400      3,398

--------------------------------------------------------
                                   Shares or
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--CONTINUED
  SLM Student Loan Trust, Ser
    2004-8, Cl A3, 5.575%,
    07/27/15 (b)                       2,922      2,927
                                                -------
                                                  6,325
                                                -------
FANNIE MAE (1.4%)
  Guarantor Trust, Ser 2002-T10,
    Cl A1, 5.570%, 06/25/32 (b)        1,120      1,120
                                                -------
HOME EQUITY ABS (8.5%)
  Countrywide Home Equity Loan
    Trust, Ser 2003-C, CL A,
    5.600%, 05/15/29 (b)               1,468      1,471
  Countrywide Home Equity Loan
    Trust, Ser 2006-C, Cl 2A,
    5.510%, 05/15/36 (b)               1,133      1,133
  Countrywide Home Equity Loan
    Trust, Ser 2006-E, Cl 2A,
    5.470%, 11/29/31 (b)                 674        674
  First Franklin Mortgage Loan,
    Ser 2006-FF12, Cl A2, 5.364%,
    09/25/36 (b)                       3,408      3,408
                                                -------
                                                  6,686
                                                -------
Total Asset Backed Securities
  (Cost $35,326)                                 35,319
                                                -------
U.S. GOVERNMENT AGENCIES (19.9%)
FANNIE MAE (12.1%)
  4.375%, 10/15/06                     4,500      4,498
  3.550%, 01/12/07                     5,000      4,976
                                                -------
                                                  9,474
                                                -------
FREDDIE MAC (7.8%)
  2.750%, 10/15/06                     6,132      6,126
                                                -------
Total U.S. Government Agencies
  (Cost $15,599)                                 15,600
                                                -------
U.S. TREASURY OBLIGATIONS (29.2%)
U.S. TREASURY NOTES (29.2%)
  2.625%, 11/15/06                    10,450     10,421
  2.875%, 11/30/06                     9,500      9,468
  3.000%, 12/31/06                     3,000      2,985
                                                -------
Total U.S. Treasury Obligations
  (Cost $22,866)                                 22,874
                                                -------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

LIMITED DURATION FUND -- CONCLUDED

--------------------------------------------------------
                                   Shares or
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
MONEY MARKET (5.2%)
  STI Classic Institutional Cash
    Management Money Market Fund,
    5.240% (c)                     4,109,485      4,109
                                                -------
Total Money Market
  (Cost $4,109)                                   4,109
                                                -------
Total Investments
  (Cost $77,900) (a) -- 99.4%                    77,902
Other assets in excess of
  liabilities -- 0.6%                               484
                                                -------
Net Assets -- 100.0%                            $78,386
                                                =======

---------------

(a) Cost for federal income tax purposes is $77,901
    (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation....................   $ 20
      Unrealized Depreciation....................    (19)
                                                    ----
      Unrealized Appreciation (Depreciation).....   $  1
                                                    ====

(b) Variable rate security. Rate presented represents rate in effect at September 30, 2006. Maturity date represents actual maturity date.

(c) Affiliate Investment.

Cl  -- Class

Ser -- Series

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
U.S. GOVERNMENT AGENCY (2.4%)
FANNIE MAE (2.4%)
  4.375%, 10/15/06 (c)               10,000       9,997
                                               --------
Total U.S. Government Agency
  (Cost $9,997)                                   9,997
                                               --------
U.S. GOVERNMENT AGENCY MORTGAGES (95.5%)
FANNIE MAE (58.2%)
  6.500%, 12/01/08                    1,726       1,738
  7.500%, 09/01/12                    3,968       4,068
  6.500%, 06/01/13                      451         461
  6.000%, 09/01/13                      918         928
  4.000%, 11/01/13                    8,634       8,325
  4.500%, 03/01/14                   14,203      13,870
  6.000%, 09/01/16                    5,805       5,871
  6.500%, 10/01/16                    1,091       1,115
  5.500%, 12/01/16                    2,794       2,802
  6.000%, 08/01/17                    1,724       1,751
  6.000%, 10/01/17                    3,145       3,194
  6.000%, 10/01/17                    1,096       1,114
  6.000%, 06/01/19                    5,168       5,247
  5.500%, 07/01/19                    7,003       7,009
  5.500%, 07/01/19                    1,614       1,615
  5.500%, 08/01/19                    3,253       3,256
  5.500%, 10/01/19                    4,263       4,266
  5.500%, 06/01/20                    8,795       8,795
  6.000%, 08/01/21                   25,825      26,220
  4.500%, 03/25/27                    5,850       5,826
  7.000%, 05/01/32                    4,726       4,865
  6.500%, 12/01/32                    3,257       3,329
  4.113%, 05/01/33 (b)                5,006       4,943
  3.947%, 06/01/33 (b)                7,695       7,574
  4.103%, 08/01/33 (b)               10,841      10,745
  6.000%, 11/01/33                    1,603       1,614
  4.503%, 05/01/34 (b)                2,367       2,317
  4.019%, 06/01/34 (b)                4,845       4,733
  4.233%, 06/01/34 (b)                3,076       3,009
  7.000%, 06/01/34                    3,480       3,577
  3.475%, 07/01/34 (b)                5,631       5,594
  4.771%, 06/01/35 (b)               16,911      16,778
  4.480%, 08/01/35 (b)                8,512       8,428
  6.000%, 08/01/35                    9,288       9,334
  5.161%, 01/01/36 (b)                7,048       7,004
  4.501%, 02/01/36 (b)               13,214      13,085
  5.527%, 02/01/36 (b)               12,763      12,754
  6.500%, 06/01/36                    9,974      10,157
                                               --------
                                                237,311
                                               --------

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
FREDDIE MAC (37.3%)
  7.000%, 11/01/16                      738         757
  6.500%, 02/01/17                    2,146       2,192
  5.500%, 05/01/17                    4,183       4,195
  6.000%, 07/01/17                    2,744       2,783
  5.000%, 02/15/19                   10,483      10,433
  4.500%, 09/01/20                    2,000       1,927
  5.000%, 09/15/20                    7,371       7,333
  4.500%, 04/01/21                    4,000       3,853
  4.500%, 06/01/21                    8,999       8,672
  4.500%, 10/15/27                   10,000       9,794
  6.000%, 12/01/31                   15,141      15,277
  6.500%, 09/01/32                    3,771       3,856
  5.024%, 12/01/32 (b)               11,770      11,820
  3.384%, 08/01/33 (b)               16,569      15,972
  4.842%, 04/01/35 (b)                8,164       8,104
  5.122%, 04/01/36 (b)               18,446      18,350
  6.500%, 09/01/36                   11,990      12,214
  5.000%, 10/12/36 (e)               15,000      14,423
                                               --------
                                                151,955
                                               --------
Total U.S. Government Agency
  Mortgages (Cost $392,763)                     389,266
                                               --------
SHORT-TERM INVESTMENT (2.5%)
  CSFB Enhanced Liquidity
    Portfolio, 5.518% (d)        10,350,000      10,350
                                               --------
Total Short-Term Investment
  (Cost $10,350)                                 10,350
                                               --------
MONEY MARKET (8.1%)
  STI Classic Institutional
    Cash Management Money
    Market Fund, 5.240% (f)      33,236,846      33,237
                                               --------
Total Money Market (Cost
  $33,237)                                       33,237
                                               --------
Total Investments (Cost
  $446,347) (a) -- 108.5%                       442,850
Liabilities in excess of other
  assets -- (8.5)%                              (34,655)
                                               --------
Net Assets -- 100.0%                           $408,195
                                               ========

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND -- CONCLUDED

---------------

(a)Cost for federal income tax purposes is $445,472
   (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation..................   $ 1,815
      Unrealized Depreciation..................    (4,437)
                                                  -------
      Unrealized Appreciation (Depreciation)...   $(2,622)
                                                  =======

(b)Variable rate security. Rate presented represents rate in effect at September 30, 2006. Maturity date represents actual maturity date.

(c)This security or a partial position of the security was on loan at September 30, 2006. The total value of securities on loan at September 30, 2006 in thousands was $9,997.

(d)This security was purchased with cash collateral held from securities lending.

(e)This security was purchased on a when-issued basis.

(f)Affiliate Investment.

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

MARYLAND MUNICIPAL BOND FUND

---------------------------------------------------------
                                   Shares or
                                   Principal
                                   Amount($)     Value($)
---------------------------------------------------------
MUNICIPAL BONDS (96.9%)
MARYLAND (95.1%)
  Annapolis Public Improvement,
    GO, 5.000%, 04/01/08                 250         255
  Anne Arundel County Special
    Obligation, Arundel Mills
    Project, RB, 5.125%,
    07/01/22, Callable 07/01/14 @
    100, County Guaranteed             1,000       1,081
  Anne Arundel County, General
    Improvement, GO, 5.000%,
    03/01/14                           1,000       1,089
  Baltimore Convention Center,
    Baltimore Hotel Corp., Ser A,
    RB, 5.250%, 09/01/39,
    Callable 09/01/16 @ 100            1,000       1,080
  Baltimore County Office of
    Budget & Finance, Public
    Improvement, GO, 5.000%,
    08/01/08                             600         616
  Baltimore Public Improvement,
    Ser A, GO, 4.750%, 10/15/16        1,000       1,083
  Baltimore Sewer Improvement,
    Wastewater Projects, Ser C,
    RB, 5.000%, 07/01/22               1,000       1,081
  Charles County, County
    Commissioner, Public
    Improvement, GO, 5.000%,
    03/01/14                             500         544
  Charles County, County
    Commissioner, Public
    Improvement, GO, 5.000%,
    03/01/16                           1,000       1,098
  Frederick County Educational
    Facilities, Mount St. Mary's
    University, RB, 5.625%,
    09/01/38, Callable 09/01/16 @
    100                                  500         526
  Frederick County Educational
    Facilities, Mount St. Mary's
    University, Ser A, RB,
    4.750%, 09/01/08                     175         177
  Frederick County, Public
    Facilities, GO, 5.000%,
    12/01/15                           1,075       1,181

---------------------------------------------------------
                                   Shares or
                                   Principal
                                   Amount($)     Value($)
---------------------------------------------------------
MARYLAND--CONTINUED
  Frederick County, Public
    Facilities, GO, 5.000%,
    12/01/16, Callable 12/01/15 @
    100                                1,000       1,095
  Harford County, GO, 5.000%,
    07/15/25, Callable 07/15/15 @
    100                                1,000       1,068
  Maryland State Community
    Development Administration,
    Department of Housing &
    Community Development,
    People's Resource Center, Ser
    E, RB, 5.700%, 09/01/17,
    Callable 09/01/09 @ 100              110         111
  Maryland State Community
    Development Administration,
    Department of Housing &
    Community Development, Ser 2,
    RB, AMT, 4.700%, 04/01/11            500         512
  Maryland State Community
    Development Administration,
    Department of Housing &
    Community Development, Ser
    2001B, RB, AMT, 4.100%,
    07/01/08, FHA/GNMA/HUD               285         286
  Maryland State Economic
    Development Corp., Department
    of Transportation
    Headquarters, RB, 5.375%,
    06/01/19, Callable 06/01/12 @
    100.50                             1,000       1,087
  Maryland State Economic
    Development Corp., University
    of Maryland College Park
    Project, RB, 5.750%,
    06/01/18, Callable 06/01/13 @
    100                                  475         530
  Maryland State Economic
    Development Corp., University
    Village at Sheppard Pratt,
    RB, 5.875%, 07/01/21,
    Callable 07/01/11 @ 101, ACA         250         268

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

MARYLAND MUNICIPAL BOND FUND -- CONTINUED

---------------------------------------------------------
                                   Shares or
                                   Principal
                                   Amount($)     Value($)
---------------------------------------------------------
MARYLAND--CONTINUED
  Maryland State Health & Higher
    Educational Facilities
    Authority, Calvert Health
    Systems, RB, 5.500%,
    07/01/36, Callable 07/01/14 @
    100                                1,000       1,064
  Maryland State Health & Higher
    Educational Facilities
    Authority, Carroll County
    General Hospital, RB, 6.000%,
    07/01/18, Callable 07/01/12 @
    100                                  500         543
  Maryland State Health & Higher
    Educational Facilities
    Authority, Carroll County
    General Hospital, RB, 6.000%,
    07/01/21, Callable 07/01/12 @
    100                                  250         271
  Maryland State Health & Higher
    Educational Facilities
    Authority, Catholic Health
    Initiatives, Ser A, RB,
    6.000%, 12/01/24, Callable
    06/01/10 @ 101, ETM                  250         273
  Maryland State Health & Higher
    Educational Facilities
    Authority, Goucher College,
    RB, 5.375%, 07/01/25,
    Callable 07/01/14 @ 100              565         603
  Maryland State Health & Higher
    Educational Facilities
    Authority, Hebrew Home of
    Greater Washington, RB,
    5.700%, 01/01/21, Callable
    01/01/12 @ 100                       480         512
  Maryland State Health & Higher
    Educational Facilities
    Authority, Hebrew Home of
    Greater Washington, RB,
    5.700%, 01/01/22, Callable
    01/01/12 @ 100                       510         543
  Maryland State Health & Higher
    Educational Facilities
    Authority, Lifebridge Health,
    Ser A, RB, 5.125%, 07/01/34,
    Callable 07/01/14 @ 100            1,000       1,041

---------------------------------------------------------
                                   Shares or
                                   Principal
                                   Amount($)     Value($)
---------------------------------------------------------
MARYLAND--CONTINUED
  Maryland State Health & Higher
    Educational Facilities
    Authority, University of
    Maryland Medical System, RB,
    5.750%, 07/01/21, Callable
    07/01/11 @ 100                     1,225       1,311
  Maryland State Industrial
    Development Authority,
    Economic Development, Our
    Lady of Good Counsel School,
    Ser A, RB, 6.000%, 05/01/35,
    Callable 05/15/15 @ 100              500         534
  Maryland State Stadium
    Authority, RB, 5.800%,
    03/01/26, Callable 03/01/07 @
    101, AMBAC                           250         252
  Maryland State Transportation
    Authority, Baltimore/
    Washington International
    Airport, Ser B, RB, AMT,
    5.375%, 03/01/15, Callable
    03/01/12 @ 101, AMBAC              1,000       1,073
  Maryland State, Capital
    Improvements, Ser A, GO,
    5.000%, 02/15/17, Callable
    02/15/15 @ 100                     1,000       1,089
  Maryland State, Capital
    Improvements, Ser A, GO,
    5.000%, 02/15/19, Callable
    02/15/15 @ 100                     1,000       1,084
  Maryland State, State & Local
    Facilities, Ser 2, GO,
    5.000%, 08/01/16, Callable
    08/01/13 @ 100                     1,000       1,085
  Montgomery County Economic
    Development, Trinity Health
    Care Group, RB, 5.500%,
    12/01/16, Callable 12/01/11 @
    100                                1,000       1,070
  Montgomery County Housing
    Opportunities Commission,
    Aston Woods Apartments, Ser
    A, RB, 4.900%, 05/15/31,
    Callable 05/15/08 @ 102, FNMA      1,150       1,189

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

MARYLAND MUNICIPAL BOND FUND -- CONCLUDED

---------------------------------------------------------
                                   Shares or
                                   Principal
                                   Amount($)     Value($)
---------------------------------------------------------
MARYLAND--CONTINUED
  Montgomery County Housing
    Opportunities Commission, Ser
    A, RB, 4.450%, 07/01/17,
    Callable 01/01/11 @ 100              150         151
  Montgomery County Housing
    Opportunities Commission, Ser
    A, RB, 6.000%, 07/01/20,
    Callable 07/01/10 @ 100            1,005       1,056
  Montgomery County Revenue
    Authority, Lease, College
    Arts Center Project, Ser A,
    RB, 5.000%, 05/01/28,
    Callable 05/01/15 @ 100            1,000       1,051
  St. Mary's County, Public
    Improvement, GO, 5.500%,
    07/01/11                           1,165       1,267
  Talbot County Public
    Facilities, GO, 5.375%,
    03/15/17, Callable 03/15/12 @
    101                                1,000       1,087
  Washington Suburban Sanitation
    District, GO, 4.000%,
    06/01/07                             200         201
                                                 -------
                                                  33,118
                                                 -------
PUERTO RICO (1.8%)
  Puerto Rico Housing Bank &
    Finance Agency, Affordable
    Housing Mortgage Portfolio I,
    RB, AMT, 6.250%, 04/01/29,
    Callable 10/01/06 @ 101,
    GNMA/FNMA/ FHLMC                     625         632
                                                 -------
Total Municipal Bonds (Cost
  $32,756)                                        33,750
                                                 -------
MONEY MARKET (2.8%)
  Federated Maryland Municipal
    Cash Trust, 2.760%               981,662         982
                                                 -------
Total Money Market (Cost $982)                       982
                                                 -------
Total Investments (Cost $33,738)
  (a) -- 99.7%                                    34,732
Other assets in excess of
  liabilities -- 0.3%                                 96
                                                 -------
Net Assets -- 100.0%                             $34,828
                                                 =======

---------------

(a)Cost for federal income tax purposes is $33,735 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation...................   $1,003
      Unrealized Depreciation...................       (6)
                                                   ------
      Unrealized Appreciation (Depreciation)....   $  997
                                                   ======

ACA           --  Security insured by American Capital
                  Access
AMBAC         --  Security insured by the American Municipal
                  Bond Assurance Corporation
AMT           --  Alternative Minimum Tax Paper
ETM           --  Escrowed to Maturity
FHA           --  Security insured by the Federal Housing
                  Administration
FHLMC         --  Security insured by Freddie Mac
FNMA          --  Security insured by Fannie Mae
GNMA          --  Security insured by the Government
                  National Mortgage Association
GO            --  General Obligation
HUD           --  Security insured by the Department of
                  Housing and Urban Development
LOC           --  Line of Credit
RB            --  Revenue Bond
Ser           --  Series

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

NORTH CAROLINA TAX-EXEMPT BOND FUND

---------------------------------------------------------
                                    Shares or
                                    Principal
                                    Amount($)    Value($)
---------------------------------------------------------
MUNICIPAL BONDS (103.6%)
NORTH CAROLINA (99.6%)
  Appalachian State University,
    Procurement Services Building,
    RB, 5.000%, 07/15/30, Callable
    07/15/15 @ 100, MBIA               1,250       1,324
  Brunswick County Enterprise
    System, Ser A, RB, 5.250%,
    04/01/22, Callable 04/01/14 @
    100, FSA                             500         542
  Buncombe County, COP, 5.250%,
    10/01/17, Callable 10/01/13 @
    100, AMBAC                           585         632
  Charlotte Transit Projects, Ser
    A, COP, 5.000%, 06/01/33,
    Callable 06/01/13 @ 100            1,920       1,990
  Charlotte Water & Sewer System,
    RB, 5.250%, 06/01/15,
    Prerefunded 06/01/09 @ 101           500         527
  Charlotte Water & Sewer System,
    Ser A, RB, 4.625%, 07/01/36,
    Callable 07/01/16 @ 100            1,500       1,525
  Charlotte, Convention Facilities
    Project, COP, 5.000%,
    12/01/25, Callable 12/01/15 @
    100                                1,000       1,057
  Charlotte-Mecklenberg Hospital
    Authority, Carolinas Health
    Care System, Ser A, RB,
    5.000%, 01/15/13, Callable
    01/15/07 @ 102                       500         512
  Dare County, COP, 5.000%,
    06/01/23, Callable 12/01/12 @
    100, AMBAC                           830         873
  Durham County, Public
    Improvement, Ser B, GO,
    5.000%, 06/01/23, Callable
    06/01/16 @ 100                     1,125       1,220
  Durham, GO, 5.000%, 02/01/07           500         503
  Fayetteville Public Works
    Commission, RB, 3.375%,
    01/15/07, FSA                        345         344
  Iredell County Public Facilities
    Project, COP, 5.250%,
    10/01/20, Callable 10/01/13 @
    100, AMBAC                           500         538

---------------------------------------------------------
                                    Shares or
                                    Principal
                                    Amount($)    Value($)
---------------------------------------------------------
NORTH CAROLINA--CONTINUED
  New Hanover County Hospital, New
    Hanover Regional Medical
    Center Project, RB, 5.300%,
    10/01/06, AMBAC                      200         200
  North Carolina Capital
    Facilities Finance Agency,
    Duke University Project, Ser
    A, RB, 5.250%, 07/01/42,
    Callable 10/01/12 @ 100            4,500       4,734
  North Carolina Capital
    Facilities Finance Agency,
    Educational Facilities,
    Johnson & Wales University
    Project, Ser A, RB, 5.000%,
    04/01/14, Callable 04/01/13 @
    100                                  500         533
  North Carolina Capital
    Facilities Finance Agency,
    Educational Facilities,
    Trinity Episcopal School
    Project, RB, 3.750%, 09/01/24,
    LOC: Wachovia Bank N.A. (b)          400         400
  North Carolina Capital
    Facilities Finance Agency,
    Student Housing, NCA&T
    University Foundation Project,
    Ser A, RB, 5.250%, 06/01/20,
    Callable 06/01/14 @ 100, LOC:
    Radian                               500         535
  North Carolina Eastern
    Municipal Power Agency,
    Power System, Ser A, RB,
    5.700%, 01/01/15, Callable
    01/01/07 @ 102, MBIA                 500         512
  North Carolina Eastern
    Municipal Power Agency,
    Power System, Ser C, RB,
    5.375%, 01/01/16, Callable
    01/01/13 @ 100                       500         533
  North Carolina Educational
    Facilities Finance Agency,
    Belmont Abbey College, RB,
    3.750%, 06/01/18, LOC: First
    Union National Bank (b)              400         400
  North Carolina Educational
    Facilities Finance Agency,
    Wingate University, RB,
    3.750%, 05/01/22, LOC: Bank of
    America (b)                          400         400

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

NORTH CAROLINA TAX-EXEMPT BOND FUND -- CONTINUED

---------------------------------------------------------
                                    Shares or
                                    Principal
                                    Amount($)    Value($)
---------------------------------------------------------
NORTH CAROLINA--CONTINUED
  North Carolina Housing Finance
    Agency Homeownership, Ser
    24-A, RB, AMT, 4.900%,
    01/01/38, Callable 01/01/16 @
    100                                1,000       1,009
  North Carolina Medical Care
    Commission, Health Care
    Facilities, Novant Health
    Obligations Group, Ser A, RB,
    5.000%, 11/01/17, Callable
    11/01/13 @ 100                     1,290       1,365
  North Carolina Medical Care
    Commission, Health Care
    Facilities, Novant Health
    Obligations Group, Ser A, RB,
    5.000%, 11/01/18, Callable
    11/01/13 @ 100                       500         528
  North Carolina Municipal Power
    Agency, No. 1 Catawba
    Electric, Ser A, RB, 5.500%,
    01/01/15, MBIA                       500         560
  North Carolina State Education
    Assistance Authority, Student
    Loans, Subser Q, RB, AMT,
    3.780%, 07/01/36,                  1,000       1,000
  North Carolina State University
    at Raleigh, Centennial Campus
    Project, Ser B, RB, 5.125%,
    12/15/16, Prerefunded 12/15/06
    @ 101, MBIA                          500         507
  North Carolina State, Public
    Improvement, Ser A, GO,
    5.250%, 03/01/13                   1,000       1,094
  Onslow County Hospital
    Authority, Onsolow Memorial
    Hospital Project, RB, 5.125%,
    04/01/18, Callable 10/01/16 @
    100, MBIA/FHA                        500         545
  Pitt County School Facilities
    Project, Ser B, COP, 5.300%,
    04/01/21, Callable 04/01/10 @
    101, FSA                             500         527
  Raleigh Combined Enterprise
    System, RB, 5.250%, 03/01/17,
    Callable 03/01/11 @ 100              500         535

---------------------------------------------------------
                                    Shares or
                                    Principal
                                    Amount($)    Value($)
---------------------------------------------------------
NORTH CAROLINA--CONTINUED
  Raleigh Combined Enterprise
    System, Ser A, RB, 5.000%,
    03/01/26, Callable 03/01/16 @
    100                                2,500       2,674
  Raleigh Durham Airport
    Authority, Ser A, RB, 5.000%,
    05/01/30, Callable 05/01/15 @
    100, AMBAC                         2,000       2,105
  Rockingham County, COP, 5.000%,
    04/01/18, Callable 04/01/12 @
    101, AMBAC                           500         531
  Salisbury Enterprise System, RB,
    5.000%, 02/01/20, Callable
    02/01/12 @ 101, FSA                  500         532
  University of North Carolina at
    Wilmington, COP, 5.000%,
    06/01/31, Callable 06/01/15 @
    100, FGIC                          1,295       1,359
  University of North Carolina
    Systems Pool, Ser A, RB,
    5.375%, 04/01/21, Callable
    10/01/12 @ 100, AMBAC                400         434
  University of North Carolina
    Systems Pool, Ser A, RB,
    5.375%, 04/01/22, Callable
    10/01/12 @ 100, AMBAC                500         542
  University of North Carolina
    Systems Pool, Ser A, RB,
    5.000%, 04/01/23, Callable
    04/01/15 @ 100, AMBAC              1,910       2,038
  Wake County Hospital, RB,
    5.125%, 10/01/13, MBIA, ETM          350         381
  Wake County Industrial
    Facilities & Pollution Control
    Financing Authority, Carolina
    Power & Light Co. Project, RB,
    5.375%, 02/01/17, Callable
    02/01/12 @ 101                     1,000       1,061
  Wilmington, Ser A, COP, 5.350%,
    06/01/24, Callable 06/01/09 @
    101, MBIA                            500         527
  Wilson Combined Enterprise
    Systems, RB, 5.250%, 12/01/18,
    Callable 12/01/12 @ 100, FSA         500         540

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

NORTH CAROLINA TAX-EXEMPT BOND FUND -- CONCLUDED

---------------------------------------------------------
                                    Shares or
                                    Principal
                                    Amount($)    Value($)
---------------------------------------------------------
NORTH CAROLINA--CONTINUED
  Winston-Salem State University,
    Housing & Dining System, Ser
    B, RB, 4.850%, 01/01/11,
    Callable 01/01/09 @ 101, MBIA        500         517
  Winston-Salem Water & Sewer
    System, RB, 5.500%, 06/01/15,
    Prerefunded 06/01/11 @ 101           270         295
  Winston-Salem Water & Sewer
    System, RB, 5.500%, 06/01/16,
    Prerefunded 06/01/11 @ 101           200         218
  Winston-Salem, Ser C, COP,
    3.730%, 08/01/11, LOC: Dexia
    Credit Local (b)                   2,000       2,000
                                                 -------
                                                  43,258
                                                 -------
PUERTO RICO (4.0%)
  Puerto Rico Commonwealth Highway
    & Transportation Authority,
    Ser AA, RB, 5.500%, 07/01/19,
    MBIA                                 595         687
  Puerto Rico Convention Center
    Authority, Hotel Occupancy
    Tax, Ser A, RB, 5.000%,
    07/01/31, Callable 07/01/16 @
    100, AMBAC                         1,000       1,066
                                                 -------
                                                   1,753
                                                 -------
Total Municipal Bonds (Cost
  $44,393)                                        45,011
                                                 -------
MONEY MARKETS (1.4%)
  Federated Tax-Free Obligations
    Fund, 3.550%                     608,441         608
  SEI Tax Exempt Trust,
    Institutional Tax Free Fund,
    3.380%                            15,740          16
                                                 -------
Total Money Markets
  (Cost $624)                                        624
                                                 -------

---------------------------------------------------------
                                    Shares or
                                    Principal
                                    Amount($)    Value($)
---------------------------------------------------------
Total Investments (Cost $45,017)
  (a) -- 105.0%                                   45,635
Liabilities in excess of other
  assets -- (5.0)%                                (2,173)
                                                 -------
Net Assets  -- 100.0%                            $43,462
                                                 =======

---------------

(a) Cost for federal income tax purposes is the same.
Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation....................   $653
      Unrealized Depreciation....................    (35)
                                                    ----
      Unrealized Appreciation (Depreciation).....   $618
                                                    ====

(b) Variable rate security. Rate presented represents rate in effect at September 30, 2006. Maturity date represents actual maturity date.

AMBAC         --  Security insured by the American Municipal
                  Bond Assurance Corporation
AMT           --  Alternative Minimum Tax
COP           --  Certificate of Participation
ETM           --  Escrowed to Maturity
FGIC          --  Security insured by the Financial Guaranty
                  Insurance Company
FSA           --  Security insured by Financial Security
                  Assurance
GO            --  General Obligation
LOC           --  Line of Credit
MBIA          --  Security insured by the Municipal Bond In-
                  surance Association
RB            --  Revenue Bond
Ser           --  Series

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

SEIX FLOATING RATE HIGH INCOME FUND

--------------------------------------------------------
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
BANK LOANS (90.5%)
ADVERTISING (1.6%)
  Affinion Group, Inc., 8.174%,
    10/01/12 (b) (d)                 3,333         3,344
  R.H. Donnelley Corp., 6.890%,
    06/30/11 (b) (d)                   992           983
  Ventiv Health, Inc., 6.999%,
    10/05/11 (b) (d)                 2,362         2,343
                                                --------
                                                   6,670
                                                --------
AEROSPACE/DEFENSE (0.5%)
  AM General Corp., 0.000%,
    09/30/12 (b) (c) (d)                32            32
  AM General Corp., 0.000%,
    09/30/12 (b) (c) (d)               968           971
  BE Aerospace, Inc., 7.155%,
    08/14/12 (b) (d)                 1,000         1,003
                                                --------
                                                   2,006
                                                --------
APPAREL (0.5%)
  Hanesbrands, Inc., 7.625%,
    09/05/13 (b) (d)                 1,000         1,006
  Hanesbrands, Inc., 9.125%,
    03/05/14 (b) (d)                 1,000         1,020
                                                --------
                                                   2,026
                                                --------
AUTO PARTS & EQUIPMENT (2.8%)
  ArvinMeritor, Inc., 7.125%,
    06/22/12 (b) (d)                 2,996         2,999
  Baker Tanks, Inc., 7.842%,
    11/23/12 (b) (d)                 2,978         2,992
  CSK Automotive, Inc., 8.540%,
    06/30/12 (b) (d)                 2,000         2,018
  Goodyear Tire & Rubber Co.
    (The), 7.954%, 04/30/10 (b)
    (d)                              4,000         4,024
                                                --------
                                                  12,033
                                                --------
BANKS (0.5%)
  FSB Holdings, Inc., 0.000%,
    09/25/26 (b) (c) (d)             2,000         2,010
                                                --------
BEVERAGES (0.6%)
  Constellation Brands, Inc.,
    6.944%, 06/01/13 (b) (d)         2,500         2,511
                                                --------
BUILDING MATERIALS (1.7%)
  CONTECH Construction Products,
    Inc., 7.397%, 01/31/13 (b)
    (d)                              2,979         2,983
  Interline Brands, Inc., 7.260%,
    06/23/13 (b) (d)                   565           565

--------------------------------------------------------
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
BUILDING MATERIALS--CONTINUED
  Interline Brands, Inc., 7.260%,
    06/23/13 (b) (d)                   435           435
  Ohmstede Ltd., 8.500%,
    08/02/13 (b) (d)                 2,000         2,018
  Quality Home Brands, 8.139%,
    12/01/12 (b) (d)                   995           999
                                                --------
                                                   7,000
                                                --------
CHEMICALS (6.9%)
  Celanese AG, 7.367%,
    06/01/10 (b) (d)                 1,864         1,870
  Columbian Chemicals Co.,
    7.117%, 02/11/13 (b) (d)         4,000         3,995
  Compass Minerals International,
    Inc., 6.974%, 12/22/12 (b)
    (d)                              2,809         2,805
  Georgia Gulf Corp., 0.000%,
    08/02/13 (b) (c) (d)             3,000         3,005
  Hexion Specialty Chemicals,
    Inc., 7.562%, 05/05/13 (b)
    (d)                              4,108         4,063
  Hexion Specialty Chemicals,
    Inc., 7.370%, 05/15/13 (b)
    (d)                                890           880
  Huntsman International LLC,
    7.080%, 08/16/12 (b) (d)         3,837         3,829
  Ineos Group Holdings PLC,
    7.611%, 12/14/13 (b) (d)         1,000         1,008
  Ineos Group Holdings PLC,
    8.111%, 12/14/14 (b) (d)         1,000         1,009
  Lucite International Ltd.,
    0.000%, 07/03/13 (b) (c) (d)       260           261
  Lucite International Ltd.,
    8.080%, 07/03/13 (b) (d)           740           744
  Lyondell Chemical Co., 0.000%,
    08/16/13 (b) (c) (d)             3,500         3,500
  Vertellus Specialty Chemicals,
    8.611%, 07/07/13 (b) (d)         1,995         2,005
                                                --------
                                                  28,974
                                                --------
COAL (0.9%)
  Alpha Natural Resources, Inc.,
    7.117%, 10/26/12 (b) (d)         3,977         3,964
                                                --------
COMMERCIAL SERVICES (6.9%)
  Astoria Generating Co.
    Acquisitions LLC, 7.330%,
    02/22/11 (b) (d)                   355           357
  Astoria Generating Co.
    Acquisitions LLC, 7.390%,
    08/13/13 (b) (d)                 1,503         1,508

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

SEIX FLOATING RATE HIGH INCOME FUND -- CONTINUED

--------------------------------------------------------
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
COMMERCIAL SERVICES--CONTINUED
  Cenveo, Inc., 7.385%,
    06/21/13 (b) (d)                 3,500         3,504
  Eastman Kodak Co., 7.699%,
    10/18/12 (b) (d)                 3,980         3,980
  Harlan Sprague Dawley, Inc.,
    8.000%, 01/11/12 (b) (d)         2,420         2,429
  Hertz Corp. (The), 7.670%,
    12/21/12 (b) (d)                   986           991
  Merrill Corp., 7.592%,
    05/15/11 (b) (d)                 4,478         4,489
  National Pizza, 7.100%,
    04/26/13 (b) (d)                 1,700         1,685
  Quintiles Transnational Corp.,
    9.370%, 03/21/13 (b) (d)           995           993
  Quintiles Transnational Corp.,
    9.370%, 03/21/14 (b) (d)         2,000         2,031
  Sedgwick CMS Holdings, Inc.,
    7.617%, 01/31/13 (b) (d)         1,995         1,992
  United Rental North America,
    Inc., 4.858%, 02/14/11 (b)
    (d)                                432           433
  United Rental North America,
    Inc., 7.320%, 02/14/11 (b)
    (d)                              1,124         1,127
  Vanguard Car Rental USA, Inc.,
    8.367%, 05/26/13 (b) (d)         3,740         3,740
                                                --------
                                                  29,259
                                                --------
COMPUTERS (1.9%)
  Acxiom Corp., 0.000%,
    09/15/12 (b) (c) (d)             3,000         3,004
  Stratus Technologies, Inc.,
    8.368%, 03/15/12 (b) (d)         1,000           994
  SunGard Data Systems, Inc.,
    7.999%, 02/11/13 (b) (d)         3,982         4,005
                                                --------
                                                   8,003
                                                --------
DIVERSIFIED FINANCIAL SERVICES (4.1%)
  J.G. Wentworth & Co., Inc.,
    8.867%, 04/05/11 (b) (d)         4,000         4,040
  LSP General Finance Co. LLC,
    0.875%, 03/29/13 (b) (d)             3             2
  LSP General Finance Co. LLC,
    7.117%, 03/29/13 (b) (d)           179           178
  LSP General Finance Co. LLC,
    7.117%, 03/29/13 (b) (d)         4,206         4,193
  Nasdaq Stock Market, Inc.
    (The), 6.972%, 04/18/12 (b)
    (d)                              1,243         1,242

--------------------------------------------------------
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--CONTINUED
  Nasdaq Stock Market, Inc.
    (The), 7.065%, 04/18/12 (b)
    (d)                                721           721
  Nielsen Finance LLC, 8.190%,
    08/09/13 (b) (d)                 7,000         6,975
                                                --------
                                                  17,351
                                                --------
EDUCATION (0.2%)
  Education Management Corp.,
    9.750%, 05/23/12 (b) (d)           998         1,003
                                                --------
ELECTRIC (3.0%)
  BHM Technologies LLC, 8.435%,
    07/22/13 (b) (d)                 1,000           975
  Boston Generating LLC, 8.617%,
    10/01/10 (b) (d)                 1,985         2,015
  LSP-Kendall Energy LLC, 7.367%,
    10/07/13 (b) (d)                 1,924         1,909
  Mirant North America LLC,
    7.074%, 01/03/13 (b) (d)         3,975         3,961
  NRG Energy, Inc., 7.367%,
    02/01/13 (b) (d)                 3,980         3,998
                                                --------
                                                  12,858
                                                --------
ENERGY (0.4%)
  Plum Point Associates LLC,
    8.624%, 02/21/14 (b) (d)           389           391
  Plum Point Associates LLC,
    8.749%, 03/14/14 (b) (d)         1,431         1,442
                                                --------
                                                   1,833
                                                --------
ENTERTAINMENT (5.5%)
  Cedar Fair LP, 7.830%,
    08/30/12 (b) (d)                 4,000         4,010
  Isle of Capri Casinos, 7.172%,
    02/04/11 (b) (d)                 2,962         2,971
  Penn National Gaming, Inc.,
    7.194%, 10/03/12 (b) (d)         1,995         2,000
  Regal Cinemas, Inc., 7.117%,
    02/26/13 (b) (d)                 2,985         2,971
  SFX Entertainment, Inc.,
    7.620%, 06/21/13 (b) (d)         4,975         4,965
  Venetian Casino Resort LLC,
    7.120%, 06/15/11 (b) (d)           385           384
  Venetian Casino Resort LLC,
    7.120%, 06/15/11 (b) (d)         2,865         2,867
  Venetian Casino Resort LLC,
    8.120%, 04/06/13 (b) (d)         3,263         3,277
                                                --------
                                                  23,445
                                                --------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

SEIX FLOATING RATE HIGH INCOME FUND -- CONTINUED

--------------------------------------------------------
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
ENVIRONMENT CONTROL (0.7%)
  Allied Waste North America,
    Inc., 5.334%, 01/15/12 (b)
    (d)                                839           835
  Allied Waste North America,
    Inc., 7.212%, 01/15/12 (b)
    (d)                              2,093         2,083
                                                --------
                                                   2,918
                                                --------
FOOD (0.6%)
  Pinnacle Foods Group, Inc.,
    7.473%, 11/15/10 (b) (d)         2,407         2,404
                                                --------
FOREST PRODUCTS & PAPER (1.2%)
  Georgia-Pacific Corp., 7.428%,
    01/27/11 (b) (d)                 1,925         1,925
  Georgia-Pacific Corp., 8.390%,
    12/20/13 (b) (d)                 2,000         2,018
  Verso Paper Holdings LLC,
    7.250%, 08/03/13 (b) (d)         1,000         1,000
                                                --------
                                                   4,943
                                                --------
HEALTHCARE -- SERVICES (5.8%)
  Beverly Enterprises, Inc.,
    7.960%, 04/07/11 (b) (d)         3,483         3,491
  Capella Healthcare, Inc.,
    8.367%, 11/30/12 (b) (d)         3,990         4,011
  CRC Health Corp., 7.617%,
    02/06/13 (b) (d)                 2,993         2,981
  Davita, Inc., 7.469%,
    10/02/12 (b) (d)                 1,817         1,822
  Matria Healthcare, Inc.,
    7.629%, 01/19/12 (b) (d)         1,351         1,353
  Multiplan, Inc., 7.350%,
    04/08/13 (b) (d)                 2,841         2,823
  National Mentor Holdings, Inc.,
    7.840%, 06/28/13 (b) (d)           110           110
  National Mentor Holdings, Inc.,
    7.867%, 06/28/13 (b) (d)         1,885         1,891
  National Renal Institutes,
    7.594%, 04/01/13 (b) (d)         1,995         1,996
  Vanguard Health Systems,
    7.867%, 09/23/11 (b) (d)         3,990         3,988
                                                --------
                                                  24,466
                                                --------
INVESTMENT COMPANIES (0.5%)
  Thermal North American, Inc.,
    7.080%, 10/12/13 (b) (d)         2,000         1,995
                                                --------

--------------------------------------------------------
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
LEISURE TIME (0.9%)
  Travelport, Inc., 8.367%,
    08/09/13 (b) (d)                 3,643         3,645
  Travelport, Inc., 8.367%,
    08/09/13 (b) (d)                   357           357
                                                --------
                                                   4,002
                                                --------
LODGING (3.7%)
  Hilton Hotels Corp., 6.725%,
    02/22/13 (b) (d)                 1,262         1,260
  Kerzner International Ltd.,
    0.000%, 08/31/13 (b) (c) (d)     1,000         1,000
  Kerzner International Ltd.,
    8.390%, 08/31/13 (b) (d)           500           500
  Kerzner International Ltd.,
    8.390%, 08/31/13 (b) (d)           214           214
  Kerzner International Ltd.,
    8.390%, 08/31/13 (b) (d)         2,286         2,277
  Metro-Goldwyn-Mayer, Inc.,
    8.617%, 04/08/11 (b) (d)         2,857         2,826
  Metro-Goldwyn-Mayer, Inc.,
    8.749%, 03/15/12 (b) (d)         1,000           990
  MGM Mirage, Inc., 6.284%,
    04/25/10 (b) (d)                 3,501         3,490
  MotorCity Casino, 7.375%,
    07/26/12 (b) (d)                 2,990         2,979
                                                --------
                                                  15,536
                                                --------
MACHINERY DIVERSIFIED (1.2%)
  Gleason Corp., 7.914%,
    07/01/13 (b) (d)                 1,500         1,508
  NACCO Materials Handling Group,
    Inc., 7.358%, 02/24/13 (b)
    (d)                              3,500         3,482
                                                --------
                                                   4,990
                                                --------
MEDIA (10.6%)
  Black Press Group Ltd., 7.496%,
    08/02/13 (b) (d)                   622           625
  Black Press Group Ltd., 7.500%,
    08/02/13 (b) (d)                   378           379
  Cablevision Systems Corp.,
    7.183%, 03/21/12 (b) (d)         3,496         3,482
  Dex Media West Finance LLC,
    6.871%, 12/30/10 (b) (d)         2,843         2,823
  DirecTV Holdings LLC, 6.826%,
    03/30/10 (b) (d)                 1,990         1,991

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

SEIX FLOATING RATE HIGH INCOME FUND -- CONTINUED

--------------------------------------------------------
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
MEDIA--CONTINUED
  Entravision Communications
    Corp., 7.010%, 03/29/13 (b)
    (d)                              1,990         1,984
  Gray Television, Inc., 7.010%,
    11/22/12 (b) (d)                 2,978         2,966
  Mediacom LLC, 7.144%,
    04/15/15 (b) (d)                 4,140         4,128
  MediaNews Group, Inc., 7.074%,
    06/28/13 (b) (d)                 2,993         2,998
  Next Media Operating, Inc.,
    7.330%, 11/04/12 (b) (d)           612           609
  Next Media Operating, Inc.,
    7.330%, 11/04/12 (b) (d)         1,378         1,367
  Philadelphia Newspapers,
    8.120%, 06/29/13 (b) (d)         2,993         3,004
  Quebecor Media, Inc., 7.507%,
    01/17/13 (b) (d)                 2,985         2,999
  San Juan Cable LLC, 7.391%,
    10/31/12 (b) (d)                   995           995
  Time Warner Telecom, Inc.,
    7.820%, 11/30/10 (b) (d)         1,985         1,989
  VTR Globalcom SA, 0.000%,
    09/20/14 (b) (c) (d)             5,000         4,974
  Wenner Media LLC, 0.000%,
    09/29/13 (b) (c) (d)             3,000         3,004
  WideOpenWest Holdings, LLC,
    7.733%, 05/01/13 (b) (d)         4,000         3,995
  Yell Group PLC, 7.324%,
    08/07/13 (b) (d)                 1,000         1,003
                                                --------
                                                  45,315
                                                --------
MINING (0.7%)
  Longyear Holdings, Inc.,
    10.250%, 07/28/12 (b) (d)        2,985         2,992
                                                --------
MISCELLANEOUS MANUFACTURER (3.5%)
  Activant Solutions Holdings,
    Inc., 7.500%, 05/01/13 (b)
    (d)                              3,982         3,943
  Bombardier, Inc., 8.240%,
    06/28/13 (b) (d)                 4,000         3,987
  Covalence Specialty Materials
    Corp., 7.375%, 02/07/13 (b)
    (d)                              1,995         1,986

--------------------------------------------------------
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
MISCELLANEOUS MANUFACTURER--CONTINUED
  Nutro Products, Inc., 7.367%,
    04/14/13 (b) (d)                 2,985         2,987
  Universal City Development,
    0.000%, 06/09/11 (b) (c) (d)     1,960         1,960
                                                --------
                                                  14,863
                                                --------
OIL & GAS (3.1%)
  Cheniere Energy, Inc., 8.117%,
    08/30/12 (b) (d)                 3,962         3,984
  CITGO Petroleum Corp., 6.703%,
    11/15/12 (b) (d)                 1,990         1,986
  Dynegy Holdings, Inc., 7.080%,
    05/31/13 (b) (d)                 1,000           998
  Niska Gas Storage, 7.140%,
    05/01/11 (b) (d)                   242           242
  Niska Gas Storage, 0.750%,
    05/01/13 (b) (d)                   170           169
  Niska Gas Storage, 7.157%,
    05/01/13 (b) (d)                 1,584         1,581
  OPTI Canada, Inc., 7.467%,
    05/17/13 (b) (d)                 3,000         2,996
  Petroleum Geo-Services ASA,
    7.606%, 12/16/12 (b) (d)         1,037         1,044
                                                --------
                                                  13,000
                                                --------
PACKAGING & CONTAINERS (0.9%)
  Berry Plastics Corp., 7.080%,
    09/05/13 (b) (d)                 4,000         4,000
                                                --------
PHARMACEUTICALS (0.9%)
  Angiotech Pharmaceuticals,
    Inc., 6.876%, 04/01/13 (b)
    (d)                              3,712         3,622
                                                --------
PIPELINES (2.0%)
  EL Paso Corp., 7.270%,
    07/24/11 (b) (d)                 2,000         2,008
  MarkWest Energy Partners LP,
    7.574%, 12/29/10 (b) (d)           377           377
  Regency Gas Services LLC,
    7.870%, 08/01/11 (b) (d)         2,000         2,018
  Targa Resources, Inc., 5.242%,
    10/31/12 (b) (d)                   777           779
  Targa Resources, Inc., 7.644%,
    10/31/12 (b) (d)                 3,203         3,213
                                                --------
                                                   8,395
                                                --------
REAL ESTATE (0.5%)
  Mattamy Group, 7.688%,
    04/11/13 (b) (d)                 1,995         1,993
                                                --------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

SEIX FLOATING RATE HIGH INCOME FUND -- CONTINUED

--------------------------------------------------------
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
REITS (0.5%)
  Trizec Properties, Inc.,
    6.775%, 03/31/07 (b) (d)         2,000         1,996
                                                --------
RETAIL (3.4%)
  Capital Automotive LP, 7.080%,
    12/16/10 (b) (d)                 2,645         2,649
  Domino's Pizza, Inc., 6.880%,
    06/25/10 (b) (d)                 1,805         1,805
  Neiman Marcus Group, Inc.
    (The), 7.891%, 04/06/13 (b)
    (d)                              4,000         4,025
  Quiznos Master LLC (The),
    7.625%, 05/05/13 (b) (d)         2,993         2,974
  Sports Authority, Inc. (The),
    7.620%, 04/06/13 (b) (d)         3,000         2,979
                                                --------
                                                  14,432
                                                --------
SEMICONDUCTORS (1.5%)
  ON Semiconductor Corp., 7.620%,
    12/15/11 (b) (d)                 3,474         3,483
  Sensata Technologies, Inc.,
    7.239%, 04/15/13 (b) (d)         3,000         2,978
                                                --------
                                                   6,461
                                                --------
SOFTWARE (0.9%)
  Infor Global Solutions, 9.120%,
    07/28/12 (b) (d)                   657           660
  Infor Global Solutions, 9.120%,
    07/28/12 (b) (d)                   343           345
  SERENA Software, Inc., 7.410%,
    02/28/13 (b) (d)                 2,813         2,809
                                                --------
                                                   3,814
                                                --------
TELECOMMUNICATIONS (9.4%)
  American Cellular Network,
    0.750%, 08/07/13 (b) (d)         1,000           996
  American Cellular Network,
    7.580%, 08/07/13 (b) (d)         1,000         1,004
  Cequel Communications LLC,
    8.125%, 03/21/13 (b) (d)         4,000         4,015
  Cequel Communications LLC,
    7.739%, 10/01/13 (b) (d)         4,000         3,963
  Cequel Communications LLC,
    9.989%, 05/05/14 (b) (d)         1,000           967
  Clearwire Corp., 12.074%,
    08/18/09 (b) (d)                 2,000         2,015
  Crown Castle International
    Corp., 7.650%, 06/01/14 (b)
    (d)                              4,000         4,013

--------------------------------------------------------
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
TELECOMMUNICATIONS--CONTINUED
  IPC Information Systems, Inc.,
    0.000%, 09/20/14 (b) (c) (d)     1,500         1,526
  Level 3 Communications, Inc.,
    8.398%, 12/01/11 (b) (d)         4,000         4,032
  MCC Iowa (Broadband), 7.130%,
    01/05/15 (b) (d)                 3,000         2,969
  PanAmSat Corp., 8.008%,
    07/03/13 (b) (d)                 5,000         5,029
  Sorenson Communications, Inc.,
    8.390%, 08/01/13 (b) (d)         4,000         4,020
  Sorenson Communications, Inc.,
    12.390%, 02/01/14 (b) (d)        1,000         1,008
  US Telepacific Corp., 9.894%,
    08/07/11 (b) (d)                 1,000         1,005
  Windstream Corp., 7.260%,
    07/13/13 (b) (d)                 3,000         3,008
                                                --------
                                                  39,570
                                                --------
Total Bank Loans
  (Cost $384,585)                                382,653
                                                --------
CORPORATE BONDS (5.0%)
AUTO PARTS & EQUIPMENT (1.0%)
  Autonation, Inc., 7.507%,
    04/15/13, Callable 04/15/08 @
    103.00 (b) (d)                   4,000         4,050
                                                --------
ELECTRIC (1.0%)
  Reliant Energy, Inc., 9.250%,
    07/15/10, Callable 07/15/07 @
    104.62                           3,990         4,140
                                                --------
HEALTHCARE -- PRODUCTS (0.2%)
  Universal Hospital Services,
    Inc., 10.125%, 11/01/11,
    Callable 11/01/07 @ 105.063      1,000         1,050
                                                --------
MEDIA (2.3%)
  Compagnie Susquehanna, 9.875%,
    05/15/14, Callable 05/15/10 @
    104.938 (d)                      5,000         4,699
  LIN Television Corp., Ser B,
    6.500%, 05/15/13, Callable
    05/15/08 @ 103.25                2,000         1,865
  Sinclair Broadcast Group, Inc.,
    8.000%, 03/15/12, Callable
    03/15/07 @ 104                   3,000         3,041
                                                --------
                                                   9,605
                                                --------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

SEIX FLOATING RATE HIGH INCOME FUND -- CONCLUDED

--------------------------------------------------------
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
RETAIL (0.5%)
  Rite Aid Corp., 9.500%,
    02/15/11, Callable 02/15/07 @
    104.75                           2,000         2,068
                                                --------
TELECOMMUNICATIONS (0.0%)
  Intelsat Subsidiary Holding Co.
    Ltd., 10.484%, 01/15/12,
    Callable 11/20/06 @ 101 (b)         50            51
                                                --------
Total Corporate Bonds (Cost
  $21,301)                                        20,964
                                                --------
REPURCHASE AGREEMENTS (9.8%)
  ABN AMRO Bank N.V., 5.255%,
    dated 09/29/06, to be
    repurchased on 10/02/06,
    repurchase price $21,378
    (collateralized by U.S.
    Government Agencies; 5.000%,
    09/14/07; total market value
    $21,796)                        21,368        21,369
  Lehman Brothers, Inc., 5.255%,
    dated 09/29/06, to be
    repurchased on 10/02/06,
    repurchase price $20,152
    (collateralized by U.S.
    Government Agencies; 5.000%,
    07/01/20; total market value
    $20,548)                        20,143        20,143
                                                --------
Total Repurchase Agreements (Cost
  $41,512)                                        41,512
                                                --------

--------------------------------------------------------
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
Total Investments (Cost $447,398)
  (a) -- 105.3%                                  445,129
Liabilities in excess of other
  assets -- (5.3)%                               (22,253)
                                                --------
Net Assets -- 100.0%                            $422,876
                                                ========

---------------

(a) Cost for federal income tax purposes is $447,408 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation.............   $   446
      Unrealized Depreciation.............    (2,725)
                                             -------
      Unrealized Appreciation
        (Depreciation)....................   $(2,279)
                                             =======

(b) Variable rate security. Rate presented represents rate in effect at September 30, 2006. Maturity date represents actual maturity date.

(c) This security has not settled as of September 30, 2006 and thus does not have a rate in effect. The security does not have a stated settlement date and will receive a rate upon settling with the custodian.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

LLC   -- Limited Liability Corporation

LP    -- Limited Partnership

PLC   -- Public Limited Company

REIT  -- Real Estate Investment Trust

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

SEIX HIGH YIELD FUND

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
BANK LOANS (5.1%)
CHEMICALS (0.6%)
  Celanese AG, 7.367%,
    06/01/10 (b) (d)                2,795         2,805
  Huntsman International
    LLC, 7.080%, 08/16/12
    (b) (d)                         1,907         1,903
  Ineos Group Holdings PLC,
    7.611%, 12/14/13 (b) (d)        1,500         1,512
  Ineos Group Holdings PLC,
    8.111%, 12/14/14 (b) (d)        1,500         1,513
                                             ----------
                                                  7,733
                                             ----------
COMMERCIAL SERVICES (0.6%)
  Eastman Kodak Co., 7.699%,
    10/18/12 (b) (d)                1,990         1,990
  Hertz Corp. (The), 5.390%,
    12/21/12 (b) (d)                  257           258
  Hertz Corp. (The), 7.670%,
    12/21/12 (b) (d)                2,730          2,74
  Quintiles Transnational
    Corp., 9.370%, 03/21/13
    (b) (d)                           995           993
  United Rental North
    America, Inc., 4.858%,
    02/14/11 (b) (d)                  336           337
  United Rental North
    America, Inc., 7.320%,
    02/14/11 (b) (d)                  859           861
                                             ----------
                                                  7,183
                                             ----------
COMPUTERS (0.2%)
  SunGard Data Systems,
    Inc., 7.999%, 02/11/13
    (b) (d)                         1,990         2,001
                                             ----------
DIVERSIFIED FINANCIAL SERVICES (0.4%)
  Nasdaq Stock Market, Inc.
    (The), 6.972%, 04/18/12
    (b) (d)                           622           621
  Nasdaq Stock Market, Inc.
    (The), 7.065%, 04/18/12
    (b) (d)                           360           360
  Nielsen Finance LLC,
    8.190%, 08/09/13 (b) (d)        4,000         3,986
                                             ----------
                                                  4,967
                                             ----------
ELECTRIC (0.2%)
  NRG Energy, Inc., 7.367%,
    02/01/13 (b) (d)                1,990         1,999
                                             ----------

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
ENERGY (0.1%)
  Plum Point Associates LLC,
    8.624%, 02/21/14 (b) (d)          194           195
  Plum Point Associates LLC,
    8.749%, 03/14/14 (b) (d)          716           721
                                             ----------
                                                    916
                                             ----------
ENTERTAINMENT (0.1%)
  Venetian Casino Resort
    LLC, 7.120%, 06/15/11
    (b) (d)                         1,000         1,001
                                             ----------
ENVIRONMENT CONTROL (0.2%)
  Allied Waste North
    America, Inc., 5.334%,
    01/15/12 (b) (d)                  554           551
  Allied Waste North
    America, Inc., 7.212%,
    01/15/12 (b) (d)                1,395         1,389
                                             ----------
                                                  1,940
                                             ----------
FOREST PRODUCTS & PAPER (0.2%)
  Georgia-Pacific Corp.,
    7.428%, 01/27/11 (b) (d)          963           963
  Georgia-Pacific Corp.,
    8.390%, 12/20/13 (b) (d)        1,000         1,009
                                             ----------
                                                  1,972
                                             ----------
LODGING (1.2%)
  Boyd Gaming Corp., 6.804%,
    06/19/11 (b) (d)                1,985         1,986
  Kerzner International
    Ltd., 0.000%, 08/31/13
    (b) (d) (h)                     2,970         2,970
  Kerzner International
    Ltd., 8.390%, 08/31/13
    (b) (d)                         1,485         1,485
  Kerzner International
    Ltd., 8.390%, 08/31/13
    (b) (d)                         6,789         6,763
  Kerzner International
    Ltd., 8.390%, 08/31/13
    (b) (d)                           636           636
  Metro-Goldwyn-Mayer, Inc.,
    8.617%, 04/08/11 (b) (d)          952           942
  MGM Mirage, Inc., 6.284%,
    04/25/10 (b) (d)                1,000           997
                                             ----------
                                                 15,779
                                             ----------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

SEIX HIGH YIELD FUND -- CONTINUED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
MEDIA (0.7%)
  Cablevision Systems Corp.,
    7.183%, 03/21/12 (b) (d)        1,990         1,982
  Dex Media West Finance
    LLC, 6.871%, 12/30/10
    (b) (d)                           937           931
  Entravision Communications
    Corp., 7.010%, 03/29/13
    (b) (d)                           995           992
  Gray Television, Inc.,
    7.010%, 11/22/12 (b) (d)        1,985         1,977
  Quebecor Media, Inc.,
    7.507%, 01/17/13 (b) (d)          995         1,000
  San Juan Cable LLC,
    7.391%, 10/31/12 (b) (d)          995           995
  Time Warner Telecom, Inc.,
    7.820%, 11/30/10 (b) (d)        1,985         1,988
                                             ----------
                                                  9,865
                                             ----------
OIL & GAS (0.1%)
  Cheniere Energy, Inc.,
    8.117%, 08/30/12 (b) (d)          992           998
  Petroleum Geo-Services
    ASA, 7.606%, 12/16/12
    (b) (d)                           691           695
                                             ----------
                                                  1,693
                                             ----------
PIPELINES (0.0%)
  MarkWest Energy Partners
    LP, 7.574%, 12/29/10 (b)
    (d)                               126           126
                                             ----------
RETAIL (0.2%)
  Neiman Marcus Group, Inc.
    (The), 7.891%, 04/06/13
    (b) (d)                         2,000         2,012
                                             ----------
TELECOMMUNICATIONS (0.3%)
  Consolidated
    Communications, Inc.,
    7.377%, 11/30/11 (b) (d)        2,000         1,998
  Sorenson Communications,
    Inc., 8.390%, 08/01/13
    (b) (d)                         2,000         2,010
                                             ----------
                                                  4,008
                                             ----------
Total Bank Loans (Cost
  $63,642)                                       63,195
                                             ----------

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
CORPORATE BONDS (92.6%)
ADVERTISING (1.0%)
  Affinion Group, Inc.,
    10.125%, 10/15/13,
    Callable 10/15/09 @
    105.063                         2,887         3,031
  Lamar Media Corp., 6.625%,
    08/15/15, Callable
    08/15/10 @ 103.313 (d)          3,250         3,116
  R.H. Donnelley Corp.,
    10.875%, 12/15/12,
    Callable 12/15/07 @
    105.44                            918         1,010
  R.H. Donnelley Corp.,
    10.875%, 12/15/12,
    Callable 12/15/07 @
    105.44 (d)                      4,393         4,832
                                             ----------
                                                 11,989
                                             ----------
AEROSPACE/DEFENSE (0.9%)
  Alliant Techsystems, Inc.,
    6.750%, 04/01/16,
    Callable 04/01/11 @
    103.38                          3,925         3,866
  L-3 Communications Corp.,
    7.625%, 06/15/12,
    Callable 06/15/07 @
    103.81                          7,433         7,656
                                             ----------
                                                 11,522
                                             ----------
APPAREL (0.5%)
  Levi Strauss & Co.,
    9.750%, 01/15/15,
    Callable 01/15/2010 @
    104.875                         4,375         4,539
  Levi Strauss & Co.,
    8.875%, 04/01/16,
    Callable 04/01/11 @
    104.44                          1,240         1,234
                                             ----------
                                                  5,773
                                             ----------
AUTO PARTS & EQUIPMENT (1.1%)
  Autonation, Inc., 7.507%,
    04/15/13, Callable
    04/15/08 @ 103.00 (b)
    (d)                             3,740         3,787
  Goodyear Tire & Rubber Co.
    (The), 13.699%,
    03/01/11, Callable
    03/01/08 @ 104.00 (b)             650           730

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

SEIX HIGH YIELD FUND -- CONTINUED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
AUTO PARTS & EQUIPMENT--CONTINUED
  Goodyear Tire & Rubber Co.
    (The), 9.000%, 07/01/15,
    Callable 07/01/10 @
    104.50 (e)                      9,140         9,277
                                             ----------
                                                 13,794
                                             ----------
BUILDING MATERIALS (0.4%)
  U.S. Concrete, Inc.,
    8.375%, 04/01/14,
    Callable 04/01/09 @
    104.188 (e)                     2,515         2,418
  U.S. Concrete, Inc.,
    8.375%, 04/01/14,
    Callable 04/01/09 @
    104.188 (d)                     2,340         2,249
                                             ----------
                                                  4,667
                                             ----------
CHEMICALS (3.8%)
  ARCO Chemical Co.,
    10.250%, 11/01/10               4,455         4,834
  Equistar Chemical Funding
    Corp., 10.125%, 09/01/08        1,645         1,742
  Equistar Chemicals LP,
    10.625%, 05/01/11,
    Callable 05/01/07 @
    105.31                          2,660         2,853
  FMC Corp., Ser A, 7.000%,
    05/15/08                        1,057         1,080
  Huntsman International
    LLC, 9.875%, 03/01/09             828           863
  Huntsman International
    LLC, 11.625%, 10/15/10,
    Callable 10/15/07 @
    105.81                          5,985         6,613
  Huntsman International
    LLC, 11.500%, 07/15/12,
    Callable 07/15/08 @
    105.75                          1,230         1,399
  IMC Global, Inc., 10.875%,
    08/01/13, Callable
    08/01/08 @ 105.44               1,550         1,728
  Ineos Group Holdings PLC,
    8.500%, 02/15/16,
    Callable 02/15/11 @
    104.25 (d) (e)                  8,550         8,144
  Lyondell Chemical Co.,
    8.250%, 09/15/14,
    Callable 09/15/10 @ 104         4,145         4,197

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
CHEMICALS--CONTINUED
  Lyondell Chemical Co.,
    8.250%, 09/15/16,
    Callable 09/15/11 @
    104.125                         4,145         4,207
  Reichhold Industries,
    Inc., 9.000%, 08/15/14,
    Callable 08/15/10 @
    104.50 (d)                      4,510         4,442
  Rockwood Specialties
    Group, Inc., 10.625%,
    05/15/11, Callable
    05/15/07 @ 105.313              2,679         2,867
  Rockwood Specialties
    Group, Inc., 7.500%,
    11/15/14, Callable
    11/15/09 @ 103.75               2,000         1,970
                                             ----------
                                                 46,939
                                             ----------
COMMERCIAL SERVICES (2.8%)
  Alderwoods Group, Inc.,
    7.750%, 09/15/12,
    Callable 09/15/08 @
    103.88                          2,050         2,209
  Ashtead Capital, Inc.,
    9.000%, 08/15/16,
    Callable 08/15/11 @
    104.50 (d) (e)                  4,675         4,862
  Ashtead Holdings PLC,
    8.625%, 08/01/15,
    Callable 08/01/10 @
    104.31 (d)                      4,055         4,116
  Avis Budget Car Rental,
    Inc., 7.905%, 05/15/14,
    Callable 05/15/08 @ 103
    (b) (d)                         6,790         6,654
  Corrections Corp. of
    America, 7.500%,
    05/01/11, Callable
    05/01/07 @ 103.75               7,735         7,909
  Hanover Compressor Co.,
    7.500%, 04/15/13,
    Callable 04/15/10 @
    103.75 (e)                      1,225         1,225

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

SEIX HIGH YIELD FUND -- CONTINUED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
COMMERCIAL SERVICES--CONTINUED
  Hertz Corp. (The), 8.875%,
    01/01/14, Callable
    01/01/10 @ 104.44 (d)           4,890         5,122
  Hertz Corp. (The),
    10.500%, 01/01/16,
    Callable 01/01/11 @
    105.25 (d) (e)                  2,285         2,514
                                             ----------
                                                 34,611
                                             ----------
COMPUTERS (0.3%)
  Sungard Data Systems,
    Inc., 9.973%, 08/15/13,
    Callable 08/15/07 @ 103
    (b) (e)                         3,960         4,109
                                             ----------
DIVERSIFIED FINANCIAL SERVICES (6.9%)
  BCP Crystal US Holdings
    Corp., 9.625%, 06/15/14,
    Callable 06/15/09 @
    104.81                          3,410         3,700
  Ford Motor Credit Corp.,
    6.625%, 06/16/08                3,000         2,955
  Ford Motor Credit Corp.,
    5.625%, 10/01/08                7,450         7,147
  Ford Motor Credit Corp.,
    5.800%, 01/12/09               15,015        14,295
  Ford Motor Credit Corp.,
    9.957%, 04/15/12 (b)            4,690         4,908
  Galaxy Entertainment
    Finance Co. Ltd.,
    10.420%, 12/15/10,
    Callable 12/15/08 @
    101.50 (b) (d) (e)              1,970         2,059
  Galaxy Entertainment
    Finance Co. Ltd.,
    9.875%, 12/15/12,
    Callable 12/15/09 @
    104.94 (d)                      3,340         3,494
  General Motors Acceptance
    Corp. LLC, 6.750%,
    12/01/14 (e)                   18,630        18,187
  General Motors Acceptance
    Corp. LLC, 8.000%,
    11/01/31 (e)                   17,975        18,793
  Rainbow National Services
    LLC, 8.750%, 09/01/12,
    Callable 09/01/08 @
    104.38 (d)                      6,838         7,317

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--CONTINUED
  Rainbow National Services
    LLC, 10.375%, 09/01/14,
    Callable 09/01/09 @
    105.19 (d)                      2,705         3,057
                                             ----------
                                                 85,912
                                             ----------
DIVERSIFIED OPERATIONS (0.7%)
  Leucadia National Corp.,
    7.000%, 08/15/13                4,190         4,232
  Nell AF SARL, 8.375%,
    08/15/15, Callable
    08/15/10 @ 104.19 (d)
    (e)                             5,130         5,091
                                             ----------
                                                  9,323
                                             ----------
ELECTRIC (10.8%)
  AES Corp. (The), 8.750%,
    05/15/13, Callable
    05/15/08 @ 104.38 (d)           3,497         3,751
  Allegheny Energy Supply
    Co. LLC, 8.250%,
    04/15/12 (d)                    7,545         8,224
  Aquila, Inc., 9.950%,
    02/01/11                        4,740         5,199
  Aquila, Inc., 14.875%,
    07/01/12                          345           453
  Elwood Energy LLC, 8.159%,
    07/05/26                        4,919         5,178
  FPL Energy National Wind,
    6.125%, 03/25/19 (d)            2,188         2,129
  FPL Energy Wind Funding
    LLC, 6.876%, 06/27/17
    (d)                             2,891         2,938
  General Cable Corp.,
    9.500%, 11/15/10,
    Callable 11/15/07 @
    104.75 (e)                      4,408         4,717
  Inergy LP/Inergy Finance,
    8.250%, 03/01/16,
    Callable 03/01/11 @
    104.13                          1,565         1,620
  Legrand Holding SA,
    8.500%, 02/15/25                  550           623
  Midwest Generation LLC,
    8.750%, 05/01/34,
    Callable 05/01/09 @
    104.38                            686           732
  Midwest Generation LLC,
    Ser A, 8.300%, 07/02/09         3,322         3,389

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

SEIX HIGH YIELD FUND -- CONTINUED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
ELECTRIC--CONTINUED
  Midwest Generation LLC,
    Ser B, 8.560%, 01/02/16        11,811        12,548
  Mirant Mid-Atlantic LLC,
    Ser B, 9.125%, 06/30/17         4,249         4,839
  Mission Energy Holdings
    Co., 13.500%, 07/15/08          5,435         6,067
  MSW Energy Holdings LLC,
    8.500%, 09/01/10,
    Callable 09/01/07 @
    104.25 (d)                      4,450         4,584
  MSW Energy Holdings LLC,
    Ser B, 7.375%, 09/01/10,
    Callable 09/01/07 @
    103.69                          6,341         6,341
  Nevada Power Co., 5.950%,
    03/15/16 (d)                    2,000         1,998
  Nevada Power Co., Ser A,
    8.250%, 06/01/11 (e)            7,115         7,833
  NRG Energy, Inc., 7.375%,
    02/01/16, Callable
    02/01/11 @ 103.69               9,665         9,604
  PSEG Energy Holdings LLC,
    8.625%, 02/15/08               12,420        12,885
  PSEG Energy Holdings LLC,
    10.000%, 10/01/09                 946         1,034
  Reliant Energy, Inc.,
    9.250%, 07/15/10,
    Callable 07/15/07 @
    104.62 (e)                      4,731         4,908
  Reliant Energy, Inc.,
    9.500%, 07/15/13,
    Callable 07/15/08 @
    104.75 (e)                      6,595         6,842
  Sierra Pacific Power Co.,
    Ser A, 8.000%, 06/01/08           250           259
  Sierra Pacific Resources,
    7.803%, 06/15/12,
    Callable 06/15/09 @
    103.90                          2,089         2,201
  Sithe/Independence Funding
    Corp., Ser A, 8.500%,
    06/30/07                          742           751
  Sithe/Independence Funding
    Corp., Ser A, 9.000%,
    12/30/13                        6,300         6,786

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
ELECTRIC--CONTINUED
  TECO Energy, Inc., 7.489%,
    05/01/10, Callable
    05/01/07 @ 102 (b)              2,310         2,368
  Tenaska Alabama Partners
    LP, 7.000%, 06/30/21 (d)        3,518         3,447
                                             ----------
                                                134,248
                                             ----------
ELECTRONICS (0.5%)
  Fisher Scientific
    Instrument, Inc.,
    6.125%, 07/01/15                3,555         3,528
  Fisher Scientific
    International, Inc.,
    6.750%, 08/15/14,
    Callable 08/15/09 @
    103.38                          2,440         2,483
                                             ----------
                                                  6,011
                                             ----------
ENERGY -- ALTERNATIVE SERVICES (0.2%)
  Salton Sea Funding Corp.,
    Ser C, 7.840%, 05/30/10         1,265         1,296
  Salton Sea Funding Corp.,
    Ser F, 7.475%, 11/30/18         1,095         1,152
                                             ----------
                                                  2,448
                                             ----------
ENTERTAINMENT (1.8%)
  Capitol Records, Inc.,
    8.375%, 08/15/09 (d)            6,908         7,254
  Isle of Capri Casinos,
    Inc., 9.000%, 03/15/12,
    Callable 03/15/07 @
    104.50                          2,705         2,823
  Mohegan Tribal Gaming
    Authority, 6.125%,
    02/15/13, Callable
    02/15/09 @ 103.06               3,274         3,200
  Pokagon Gaming Authority,
    10.375%, 06/15/14,
    Callable 06/15/10 @
    105.188 (d)                     1,465         1,562
  Warner Music Group Corp.,
    7.375%, 04/15/14,
    Callable 04/15/09 @
    103.69                          6,572         6,408
  WMG Holdings Corp.,
    10.054%, 12/15/14,
    Callable 12/15/09 @
    104.75 (c) (g)                  2,063         1,537
                                             ----------
                                                 22,784
                                             ----------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

SEIX HIGH YIELD FUND -- CONTINUED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
ENVIRONMENT CONTROL (1.0%)
  Allied Waste North
    America, Inc., 6.375%,
    04/15/11                          975           951
  Allied Waste North
    America, Inc., 7.125%,
    05/15/16, Callable
    05/15/11 @ 103.563 (e)          7,880         7,772
  Allied Waste North
    America, Inc., Ser B,
    8.500%, 12/01/08                1,290         1,351
  Casella Waste Systems,
    Inc., 9.750%, 02/01/13,
    Callable 02/01/08 @
    104.88                          2,225         2,336
                                             ----------
                                                 12,410
                                             ----------
FOOD (3.9%)
  Albertson's, Inc., 7.500%,
    02/15/11                          840           856
  Albertson's, Inc., 8.700%,
    05/01/30                        1,430         1,442
  Albertson's, Inc., 8.000%,
    05/01/31                        2,265         2,202
  Chiquita Brands
    International, Inc.,
    8.875%, 12/01/15,
    Callable 06/01/10 @
    104.438 (e)                     2,985         2,754
  Del Monte Corp., 8.625%,
    12/15/12, Callable
    12/15/07 @ 104.31               8,627         9,047
  Delhaize America, Inc.,
    8.125%, 04/15/11                5,090         5,463
  Delhaize America, Inc.,
    9.000%, 04/15/31                8,745        10,243
  Pinnacle Foods Holding
    Corp., 8.250%, 12/01/13,
    Callable 12/01/08 @
    104.12                          4,870         4,876
  Smithfield Foods, Inc.,
    Ser B, 8.000%, 10/15/09         3,370         3,522
  Stater Brothers Holdings,
    Inc., 8.125%, 06/15/12,
    Callable 06/15/08 @
    104.06 (e)                      4,280         4,301
  SUPERVALU, Inc., 7.875%,
    08/01/09                        1,500         1,555

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
FOOD--CONTINUED
  Swift & Co., 10.125%,
    10/01/09, Callable
    10/01/06 @ 105.06               2,500         2,544
                                             ----------
                                                 48,805
                                             ----------
FOREST PRODUCTS & PAPER (1.7%)
  Boise Cascade LLC, 8.382%,
    10/15/12, Callable
    08/21/12 @ 102 (b)              4,035         4,055
  Boise Cascade LLC, 7.125%,
    10/15/14, Callable
    10/15/09 @ 103.56               2,030         1,893
  Georgia-Pacific Corp.,
    8.125%, 05/15/11                4,039         4,140
  Georgia-Pacific Corp.,
    9.500%, 12/01/11 (e)            4,899         5,279
  Verso Paper Holdings LLC,
    9.125%, 08/01/14,
    Callable 08/01/10 @
    104.563 (d) (e)                 1,475         1,484
  Verso Paper Holdings LLC,
    9.235%, 08/01/14,
    Callable 08/01/08 @ 102
    (b) (d)                         4,605         4,651
                                             ----------
                                                 21,502
                                             ----------
GAS (0.4%)
  Colorado Interstate Gas
    Co., 5.950%, 03/15/15           1,595         1,525
  Colorado Interstate Gas
    Co., 6.800%, 11/15/15           3,890         3,921
                                             ----------
                                                  5,446
                                             ----------
HEALTHCARE -- SERVICES (1.6%)
  Coventry Health Care,
    Inc., 8.125%, 02/15/12,
    Callable 02/15/07 @
    104.06                          5,478         5,725
  Coventry Health Care,
    Inc., 6.125%, 01/15/15          1,115         1,106
  HCA, Inc., 7.875%,
    02/01/11 (e)                    7,720         7,383
  Triad Hospitals, Inc.,
    7.000%, 05/15/12,
    Callable 05/15/08 @
    103.50                          4,190         4,148

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

SEIX HIGH YIELD FUND -- CONTINUED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
HEALTHCARE -- SERVICES--CONTINUED
  US Oncology, Inc, 9.000%,
    08/15/12, Callable
    08/15/08 @ 104.50               1,555         1,609
                                             ----------
                                                 19,971
                                             ----------
HOLDING COMPANIES -- DIVERSIFIED (0.0%)
  Leucadia National Corp.,
    8.650%, 01/15/27,
    Callable 01/15/07 @
    104.28                            135           141
                                             ----------
INSURANCE (1.2%)
  AFC Capital Trust I, Ser
    B, 8.207%, 02/03/27 (e)         4,852         5,043
  Crum & Forster Holdings
    Corp., 10.375%,
    06/15/13, Callable
    06/15/08 @ 105.19 (e)           1,680         1,722
  Fairfax Financial Holdings
    Ltd., 7.750%, 04/26/12
    (e)                             1,600         1,488
  Fairfax Financial Holdings
    Ltd., 7.375%, 04/15/18
    (e)                             1,655         1,398
  Markel Capital Trust I,
    Ser B, 8.710%, 01/01/46,
    Callable 01/01/07 @
    104.36                          4,025         4,218
  Markel Corp., 7.350%,
    08/15/34                        1,010         1,045
                                             ----------
                                                 14,914
                                             ----------
LEISURE TIME (0.6%)
  Royal Caribbean Cruises
    Ltd., 8.750%, 02/02/11          2,135         2,326
  Royal Caribbean Cruises
    Ltd., 6.875%, 12/01/13          2,090         2,083
  Travelport, Inc., 10.023%,
    09/01/14, Callable
    09/01/08 @ 102 (b) (d)          3,155         3,028
                                             ----------
                                                  7,437
                                             ----------
LODGING (5.4%)
  Aztar Corp., 9.000%,
    08/15/11, Callable
    08/15/06 @ 104.50               1,410         1,472
  Boyd Gaming Corp., 8.750%,
    04/15/12, Callable
    04/15/07 @ 104.38               3,815         4,006

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
LODGING--CONTINUED
  Boyd Gaming Corp., 7.750%,
    12/15/12, Callable
    12/15/07 @ 103.88 (e)           3,560         3,653
  Caesars Entertainment,
    Inc., 8.125%, 05/15/11          2,391         2,523
  Gaylord Entertainment Co.,
    8.000%, 11/15/13,
    Callable 11/15/08 @ 104         1,530         1,557
  Harrah's Operating Co.,
    Inc., 6.500%, 06/01/16         14,160        13,881
  Hilton Hotels Corp.,
    8.250%, 02/15/11                4,165         4,488
  Mandalay Resort Group, Ser
    B, 10.250%, 08/01/07           10,956        11,312
  MGM Mirage, Inc., 8.500%,
    09/15/10                       17,790        18,923
  San Pasqual Casino,
    8.000%, 09/15/13,
    Callable 09/15/09 @ 104
    (d)                             2,865         2,915
  Wynn Las Vegas LLC,
    6.625%, 12/01/14,
    Callable 12/01/09 @
    103.31                          3,135         3,041
                                             ----------
                                                 67,771
                                             ----------
MACHINERY DIVERSIFIED (0.9%)
  Case New Holland, Inc.,
    9.250%, 08/01/11,
    Callable 08/01/07 @
    104.62                          1,690         1,791
  Case New Holland, Inc.,
    7.125%, 03/01/14,
    Callable 03/01/10 @
    103.563                         6,435         6,459
  Chart Industries, Inc.,
    9.125%, 10/15/15,
    Callable 10/15/10 @
    104.56 (d)                      2,700         2,795
                                             ----------
                                                 11,045
                                             ----------
MEDIA (11.0%)
  AT&T Broadband, 8.375%,
    03/15/13                        1,867         2,130
  Block Communications,
    Inc., 8.250%, 12/15/15,
    Callable 12/15/10 @
    104.13 (d)                      3,545         3,456

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

SEIX HIGH YIELD FUND -- CONTINUED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
MEDIA--CONTINUED
  CanWest Media, Inc.,
    8.000%, 09/15/12,
    Callable 09/15/11 @ 100         3,922         3,873
  CBS Corp., 7.875%,
    07/30/30                        1,630         1,780
  Dex Media East Finance
    Co., 9.875%, 11/15/09,
    Callable 11/15/06 @
    104.94                          1,270         1,338
  Dex Media East Finance
    Co., 12.125%, 11/15/12,
    Callable 11/15/07 @
    106.06                          3,970         4,432
  Dex Media West Finance
    LLC, Ser B, 9.875%,
    08/15/13, Callable
    08/15/08 @ 104.94 (e)           6,200         6,696
  Dex Media, Inc., 8.260%,
    11/15/13, Callable
    11/15/08 @ 104.50 (c)
    (g)                               610           514
  DirecTV Holdings LLC,
    8.375%, 03/15/13,
    Callable 03/15/08 @
    104.19                         17,130        17,750
  EchoStar DBS Corp.,
    6.375%, 10/01/11                2,565         2,498
  EchoStar DBS Corp.,
    7.125%, 02/01/16,
    Callable 10/01/06 @ 100
    (d) (e)                        30,125        29,107
  Gray Television, Inc.,
    9.250%, 12/15/11,
    Callable 12/15/06 @
    104.62                          5,662         5,924
  Kabel Deutschland Gmbh,
    10.625%, 07/01/14,
    Callable 07/01/09 @
    105.31 (d)                      9,540        10,232
  Liberty Media Corp.,
    8.250%, 02/01/30 (e)            4,450         4,442
  LIN Television Corp.,
    6.500%, 05/15/13,
    Callable 05/15/12 @
    103.25                          4,600         4,290

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
MEDIA--CONTINUED
  LIN Television Corp., Ser
    B, 6.500%, 05/15/13,
    Callable 05/15/08 @
    103.25                          2,305         2,149
  Mediacom Broadband LLC,
    8.500%, 10/15/15,
    Callable 10/15/10 @
    104.25 (d)                      3,745         3,722
  Mediacom Broadband LLC,
    8.500%, 10/15/15,
    Callable 10/15/10 @
    104.25                          5,030         4,999
  Morris Publishing Group
    LLC, 7.000%, 08/01/13,
    Callable 08/01/08 @
    103.50                          1,010           954
  Quebecor Media, Inc.,
    7.750%, 03/15/16,
    Callable 03/15/11 @
    103.875                         3,525         3,529
  Quebecor World Capital
    Corp., 8.750%, 03/15/16,
    Callable 03/15/11 @
    104.375 (d) (e)                 2,020         1,944
  Radio One, Inc., Ser B,
    8.875%, 07/01/11,
    Callable 07/01/06 @
    104.44                          2,900         2,962
  Rogers Cable, Inc.,
    7.875%, 05/01/12                3,761         4,015
  Rogers Cable, Inc.,
    6.250%, 06/15/13                  270           267
  Rogers Cable, Inc.,
    8.750%, 05/01/32                  920         1,086
  Sinclair Broadcast Group,
    Inc., 8.750%, 12/15/11,
    Callable 12/15/06 @
    104.375                         4,974         5,185
  Sinclair Broadcast Group,
    Inc., 8.000%, 03/15/12,
    Callable 03/15/07 @ 104         7,440         7,542
                                             ----------
                                                136,816
                                             ----------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

SEIX HIGH YIELD FUND -- CONTINUED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
MINING (1.5%)
  FMG Finance Property Ltd.,
    9.399%, 09/01/11 (b) (d)
    (e)                             3,110         2,955
  FMG Finance Property Ltd.,
    10.000%, 09/01/13 (d)          16,900        16,055
                                             ----------
                                                 19,010
                                             ----------
MISCELLANEOUS MANUFACTURER (0.4%)
  Koppers, Inc., 9.875%,
    10/15/13, Callable
    10/15/08 @ 104.94               2,201         2,383
  Samsonite Corp., 8.875%,
    06/01/11, Callable
    06/01/08 @ 104.44               2,385         2,498
                                             ----------
                                                  4,881
                                             ----------
OFFICE/BUSINESS EQUIPMENT (1.3%)
  Xerox Capital Trust I,
    8.000%, 02/01/27,
    Callable 02/01/07 @
    102.45                          1,450         1,479
  Xerox Corp., 9.750%,
    01/15/09                       14,129        15,295
                                             ----------
                                                 16,774
                                             ----------
OIL & GAS (4.3%)
  Chesapeake Energy Corp.,
    7.500%, 09/15/13,
    Callable 09/15/08 @
    103.75                          5,672         5,757
  Chesapeake Energy Corp.,
    7.750%, 01/15/15,
    Callable 01/15/08 @
    103.88 (e)                      2,770         2,825
  Compagnie Gererale de
    Geophysique SA, 7.500%,
    05/15/15, Callable
    05/15/10 @ 103.75               2,980         2,950
  Compton Petroleum Finance
    Corp., 7.625%, 12/01/13,
    Callable 12/01/09 @
    103.813                         4,975         4,801
  Encore Acquisition Co.,
    7.250%, 12/01/17,
    Callable 12/01/10 @
    103.63                            525           505

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
OIL & GAS--CONTINUED
  Enterprise Products
    Operating LP, 7.500%,
    02/01/11                        4,415         4,708
  Enterprise Products
    Operating LP, Ser B,
    5.600%, 10/15/14                2,000         1,957
  Forest Oil Corp., 8.000%,
    06/15/08                           54            55
  Forest Oil Corp., 8.000%,
    12/15/11                        3,913         4,050
  Kerr-McGee Corp., 6.950%,
    07/01/24                        3,230         3,461
  Petrohawk Energy Corp.,
    9.125%, 07/15/13,
    Callable 07/15/10 @
    104.56 (d)                      2,825         2,839
  Pioneer Natural Resource
    Co., 5.875%, 07/15/16           5,670         5,309
  Pioneer Natural Resource
    Co., 6.875%, 05/01/18           2,280         2,278
  Tesoro Corp., 6.625%,
    11/01/15, Callable
    11/01/10 @ 103.31 (d)           1,985         1,911
  Western Oil Sands, Inc.,
    8.375%, 05/01/12                9,459        10,146
                                             ----------
                                                 53,552
                                             ----------
OIL & GAS SERVICES (0.4%)
  Hanover Compressor Co.,
    8.625%, 12/15/10,
    Callable 12/15/07 @
    104.31                          1,795         1,867
  Hanover Equipment Trust
    01, Ser B, 8.750%,
    09/01/11, Callable
    09/01/07 @ 104.375              3,571         3,714
                                             ----------
                                                  5,581
                                             ----------
PACKAGING & CONTAINERS (1.0%)
  Ball Corp., 6.875%,
    12/15/12, Callable
    12/15/07 @ 103.44               1,075         1,083
  Graphic Packaging
    International, 9.500%,
    08/15/13, Callable
    08/15/08 @ 104.75 (e)           5,300         5,418

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

SEIX HIGH YIELD FUND -- CONTINUED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
PACKAGING & CONTAINERS--CONTINUED
  Owens-Brockway Glass
    Container, Inc., 8.875%,
    02/15/09, Callable
    02/15/07 @ 102.22               3,437         3,532
  Silgan Holdings, Inc.,
    6.750%, 11/15/13,
    Callable 11/15/08 @
    103.38                          3,000         2,963
                                             ----------
                                                 12,996
                                             ----------
PIPELINES (3.0%)
  Copano Energy LLC, 8.125%,
    03/01/16, Callable
    03/01/11 @ 104.0625             1,290         1,306
  El Paso Natural Gas Co.,
    8.625%, 01/15/22                3,800         4,348
  El Paso Natural Gas Co.,
    8.375%, 06/15/32                3,760         4,304
  El Paso Natural Gas Co.,
    Ser A, 7.625%, 08/01/10,
    Callable 08/01/07 @
    103.81                          8,565         8,822
  Kinder Morgan Finance Co.
    ULC, 6.400%, 01/05/36           4,600         4,119
  Southern Natural Gas Co.,
    8.000%, 03/01/32                  660           730
  Tennessee Gas Pipeline
    Co., 7.500%, 04/01/17             645           679
  Transcontinental Gas Pipe
    Line Corp., Ser B,
    8.875%, 07/15/12                1,015         1,123
  Williams Cos., Inc. (The),
    7.125%, 09/01/11 (e)           11,680        11,972
                                             ----------
                                                 37,403
                                             ----------
REAL ESTATE (0.6%)
  American Real Estate
    Partners LP, 7.125%,
    02/15/13, Callable
    02/15/09 @ 103.56               4,720         4,697
  CB Richard Ellis Group,
    Inc., 9.750%, 05/15/10,
    Callable 05/15/07 @
    104.88                          2,466         2,632
                                             ----------
                                                  7,329
                                             ----------

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
REITS (2.0%)
  Host Marriott Corp., Ser
    G, 9.250%, 10/01/07             2,898         2,989
  Host Marriott Corp., Ser
    I, 9.500%, 01/15/07             7,545         7,611
  Omega Healthcare
    Investors, Inc., 7.000%,
    04/01/14, Callable
    04/01/09 @ 103.50               4,970         4,920
  Omega Healthcare
    Investors, Inc., 7.000%,
    01/15/16, Callable
    01/15/11 @ 103.50               2,105         2,073
  Rouse Co. (The), 3.625%,
    03/15/09                          835           788
  Rouse Co. (The), 8.000%,
    04/30/09                        3,725         3,879
  Rouse Co. (The), 7.200%,
    09/15/12                        2,400         2,455
                                             ----------
                                                 24,715
                                             ----------
RETAIL (1.3%)
  Gamestop Corp., 9.383%,
    10/01/11, Callable
    10/01/07 @ 102 (b)              1,075         1,118
  Gamestop Corp., 8.000%,
    10/01/12, Callable
    10/01/09 @ 104 (e)              1,130         1,164
  J.C. Penney Co., Inc.,
    8.000%, 03/01/10                1,065         1,146
  J.C. Penney Co., Inc.,
    9.000%, 08/01/12                1,245         1,443
  Rite Aid Corp., 8.125%,
    05/01/10, Callable
    05/01/07 @ 104.06               1,270         1,273
  Rite Aid Corp., 9.500%,
    02/15/11, Callable
    02/15/07 @ 104.75               7,415         7,664
  Rite Aid Corp., 7.500%,
    01/15/15, Callable
    01/15/10 @ 103.75                  43            41
  United Auto Group, Inc.,
    9.625%, 03/15/12,
    Callable 03/15/07 @
    104.81 (e)                      1,925         2,041
                                             ----------
                                                 15,890
                                             ----------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

SEIX HIGH YIELD FUND -- CONTINUED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
SEMICONDUCTORS (2.3%)
  Advanced Micro Devices,
    Inc., 7.750%, 11/01/12,
    Callable 11/01/08 @
    103.88                          8,674         8,805
  Avago Technologies Finance
    Ltd., 10.900%, 06/01/13,
    Callable 12/01/07 @ 102
    (b) (d) (e)                     2,110         2,200
  Avago Technologies, Inc.,
    10.125%, 12/01/13,
    Callable 12/01/09 @
    105.06 (d)                      5,100         5,406
  Freescale Semiconductor,
    Inc., 6.875%, 07/15/11,
    Callable 07/15/08 @
    103.44                          4,370         4,599
  Freescale Semiconductor,
    Inc., 7.125%, 07/15/14,
    Callable 07/15/09 @
    103.56                          7,385         7,920
                                             ----------
                                                 28,930
                                             ----------
TELECOMMUNICATIONS (14.8%)
  AT&T Corp., 8.000%,
    11/15/31                          970         1,186
  Citizens Communications
    Co., 9.250%, 05/15/11          14,550        16,040
  Citizens Communications
    Co., 9.000%, 08/15/31           6,935         7,438
  Embarq Corp., 6.738%,
    06/01/13                        4,455         4,584
  Embarq Corp., 7.995%,
    06/01/36                       12,235        12,955
  GCI, Inc., 7.250%,
    02/15/14, Callable
    02/15/09 @ 103.62               4,460         4,304
  Inmarsat Finance II PLC,
    7.522%, 11/15/12,
    Callable 11/15/08 @
    105.19 (c) (g)                  4,980         4,407
  Inmarsat Group Ltd.,
    7.625%, 06/30/12,               4,733         4,875
  Intelsat Subsidiary
    Holding Co. Ltd.,
    10.484%, 01/15/12,
    Callable 11/20/06 @ 101
    (b) (e)                         1,990         2,017

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
TELECOMMUNICATIONS--CONTINUED
  Intelsat Subsidiary
    Holding Co. Ltd.,
    8.250%, 01/15/13,
    Callable 01/15/09 @
    104.13                         10,360        10,490
  National Cable PLC,
    8.750%, 04/15/14,
    Callable 04/15/09 @
    104.38 (e)                     11,199        11,619
  National Cable PLC,
    9.125%, 08/15/16,
    Callable 08/15/11 @
    104.563 (e)                     8,725         9,009
  Nordic Telephone Co.
    Holdings, 8.875%,
    05/01/16, Callable
    05/01/11 @ 104.438 (d)
    (e)                             7,655         8,047
  PanAmSat Holdings Corp.,
    9.000%, 08/15/14,
    Callable 08/15/09 @
    104.50                          4,544         4,692
  PanAmSat Holdings Corp.,
    9.000%, 06/15/16,
    Callable 06/15/11 @
    104.50 (d)                      4,690         4,831
  Qwest Communications
    International, Inc.,
    8.905%, 02/15/09,
    Callable 02/15/07 @ 101
    (b)                             3,360         3,423
  Qwest Communications
    International, Inc.,
    7.250%, 02/15/11,
    Callable 02/15/08 @
    103.62                          2,150         2,150
  Qwest Corp., 7.875%,
    09/01/11 (e)                   11,190        11,749
  Qwest Corp., 8.875%,
    03/15/12                          865           944
  Qwest Corp., 8.579%,
    06/15/13 (b) (e)                3,000         3,210
  Qwest Corp., 7.625%,
    06/15/15                        2,900         3,009
  Rogers Wireless, Inc.,
    8.454%, 12/15/10,
    Callable 12/15/06 @ 102
    (b)                             2,295         2,335

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

SEIX HIGH YIELD FUND -- CONTINUED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
TELECOMMUNICATIONS--CONTINUED
  Rogers Wireless, Inc.,
    9.625%, 05/01/11                7,548         8,529
  Rogers Wireless, Inc.,
    7.250%, 12/15/12                7,435         7,779
  Rogers Wireless, Inc.,
    6.375%, 03/01/14                3,845         3,831
  Rogers Wireless, Inc.,
    7.500%, 03/15/15                  600           641
  Rogers Wireless, Inc.,
    9.750%, 06/01/16                3,770         4,731
  U.S. West Communications,
    5.625%, 11/15/08                2,255         2,238
  Valor Telecommunications
    Enterprise LLC, 7.750%,
    02/15/15, Callable
    02/15/10 @ 103.88 (e)           2,580         2,748
  Windstream Corp., 8.625%,
    08/01/16, Callable
    08/01/11 @104.313 (d)          17,880        19,131
                                             ----------
                                                182,942
                                             ----------
TRANSPORTATION (0.3%)
  CHC Helicopter Corp.,
    7.375%, 05/01/14,
    Callable 05/01/09 @
    103.69                          3,657         3,447
                                             ----------
Total Corporate Bonds
  (Cost $1,156,801)                           1,153,838
                                             ----------

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
SHORT-TERM INVESTMENT (12.5%)
  CSFB Enhanced Liquidity
    Portfolio, 5.518% (f)     156,373,280       156,373
                                             ----------
Total Short-Term Investment
  (Cost $156,373)                               156,373
                                             ----------
REPURCHASE AGREEMENT (1.3%)
  Lehman Brothers, Inc.,
    5.255%, dated 09/29/06,
    to be repurchased on
    10/02/06, repurchase
    price $16,811
    (collateralized by U.S.
    Government Agencies;
    5.000%, due 07/01/20;
    total market value
    $17,142)                       16,803        16,803
                                             ----------
Total Repurchase Agreement
  (Cost $16,803)                                 16,803
                                             ----------
Total Investments (Cost
  $1,393,619) (a) -- 111.5%                   1,390,209
Liabilities in excess of
  other assets -- (11.5)%                      (143,556)
                                             ----------
Net Assets -- 100.0%                         $1,246,653
                                             ==========

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

SEIX HIGH YIELD FUND -- CONCLUDED

---------------

(a) Cost for federal income tax purposes is $1,393,981 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation............   $ 12,338
      Unrealized Depreciation............    (16,110)
                                            --------
      Unrealized Appreciation
        (Depreciation)...................   $ (3,772)
                                            ========

(b) Variable rate security. Rate presented represents rate in effect at September 30, 2006. Maturity date represents actual maturity date.

(c) Rate represents the effective yield at purchase.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e) This security or a partial position of the security was on loan at September 30, 2006. The total value of securities on loan at September 30, 2006 in thousands was $150,118.

(f) This security was purchased with cash collateral held from securities lending.

(g) Step bond.

(h) This security has not settled as of September 30, 2006 and thus does not have a rate in effect. The security does not have a stated settlement date and will receive a rate upon settling with the custodian.

LLC   -- Limited Liability Corporation

LP    -- Limited Partnership

PLC   -- Public Limited Company

REIT  -- Real Estate Investment Trust

Ser   -- Series

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

SHORT-TERM BOND FUND

-------------------------------------------------------
                                Shares or
                                Principal
                                Amount($)     Value($)
-------------------------------------------------------
ASSET BACKED SECURITIES (3.0%)
AUTOMOBILE ABS (3.0%)
  Capital Auto Receivables
    Asset Trust, Ser 2006-1,
    Cl A3, 5.030%, 10/15/09          3,315        3,307
  Capital One Prime Auto
    Receivable Trust, Ser
    2005-1, Cl A3, 4.320%,
    08/15/09 (b)                     4,260        4,230
  Honda Auto Receivables
    Owner Trust, Ser 2005-6,
    Cl A3, 4.850%, 10/19/09          2,520        2,511
  Nissan Auto Receivables
    Owner Trust, Ser 2003-B,
    Cl A4, 2.050%, 03/16/09          1,077        1,061
  USAA Auto Owner Trust, Ser
    2004-1, Cl A3, 2.060%,
    04/15/08                           569          567
                                              ---------
Total Asset Backed Securities
  (Cost $11,695)                                 11,676
                                              ---------
COLLATERALIZED MORTGAGE OBLIGATIONS (12.6%)
  Adjustable Rate Mortgage
    Trust, Ser 2005-1, Cl
    2A22, 4.601%,
    05/25/35 (b)                     1,640        1,621
  Banc of America Commercial
    Mortgage, Inc., Ser
    2004-2, Cl A2, 3.520%,
    11/10/38                         2,500        2,411
  Bear Stearns Alternative-A
    Trust, Ser 2006-2, Cl
    23A1, 5.987%,
    03/25/36 (b)                     5,185        5,232
  Bear Stearns Commercial
    Mortgage Securities, Ser
    2005-T20, Cl A1, 4.940%,
    10/12/42                         1,809        1,799
  CS First Boston Mortgage
    Securities Corp., Ser
    2004-C3, Cl A3, 4.302%,
    07/15/36                         3,050        2,984
  First Horizon Alternative
    Mortgage Securities, Ser
    2005-AA3, Cl 2A1, 5.185%,
    05/25/35 (b)                     2,545        2,553
  First Horizon Alternative
    Mortgage Securities, Ser
    2005-AA7, Cl 2A1, 5.426%,
    09/25/35 (b)                     2,701        2,694

-------------------------------------------------------
                                Shares or
                                Principal
                                Amount($)     Value($)
-------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS--CONTINUED
  Greenwich Capital
    Commercial Funding Corp.,
    Ser 2004-GG1, Cl A3,
    4.344%, 06/10/36 (b)             2,150        2,115
  J.P. Morgan Chase
    Commercial Mortgage
    Securities, Ser
    2005-LDP1, Cl A2, 4.625%,
    03/15/46                         2,395        2,358
  Morgan Stanley Capital I,
    Ser 1998-XL2, Cl A2,
    6.17%, 10/03/08, 6.170%,
    10/03/34                         3,750        3,821
  Morgan Stanley Capital I,
    Ser 2006-HQ8, Cl A1,
    5.124%, 03/12/44                 2,161        2,160
  Residential Accredit Loans,
    Inc., Ser 2003-QS17, Cl
    CB3, 5.500%, 09/25/33            3,125        3,117
  Wachovia Bank Commercial
    Mortgage Trust, Ser
    2005-C16, Cl A2, 4.380%,
    10/15/41                         3,635        3,556
  Washington Mutual, Ser
    2005-AR4, Cl A1, 3.624%,
    04/25/35 (b)                       702          700
  Wells Fargo Mortgage Backed
    Securities Trust, Ser
    2004-S, Cl A5, 3.539%,
    09/25/34 (b)                     3,420        3,306
  Wells Fargo Mortgage Backed
    Securities Trust, Ser
    2006-AR8, Cl 2A4, 5.240%,
    04/25/36 (b)                     4,367        4,335
  Wells Fargo Mortgage Backed
    Securities Trust, Ser
    2006-AR8, Cl 3A1, 5.238%,
    04/25/36 (b)                     3,966        3,938
                                              ---------
Total Collateralized Mortgage
  Obligations (Cost $48,724)                     48,700
                                              ---------
COMMERCIAL PAPERS (3.9%)
BANKS (3.9%)
  Abbey National N.A. LLC,
    5.320%, 10/04/06 (g)             4,000        3,995
  Societe Generale N.A.,
    5.461%, 10/02/06 (g)             4,650        4,643

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

SHORT-TERM BOND FUND -- CONTINUED

-------------------------------------------------------
                                Shares or
                                Principal
                                Amount($)     Value($)
-------------------------------------------------------
BANKS--CONTINUED
  UBS Finance Corp., 5.575%,
    10/02/06 (g)                     6,500        6,497
                                              ---------
Total Commercial Papers (Cost
  $15,147)                                       15,135
                                              ---------
CORPORATE BONDS (18.5%)
BANKS (2.8%)
  Bank One Corp., 7.600%,
    05/01/07                         3,441        3,483
  BankBoston Corp., 6.500%,
    12/19/07                         3,815        3,854
  Wachovia Corp., 6.375%,
    02/01/09                         3,300        3,374
                                              ---------
                                                 10,711
                                              ---------
BEVERAGES (1.0%)
  Diageo Capital PLC, 3.375%,
    03/20/08                         4,025        3,921
                                              ---------
COMMERCIAL SERVICES (0.3%)
  ERAC USA Finance Co.,
    7.350%, 06/15/08 (f)             1,125        1,160
                                              ---------
COSMETICS/PERSONAL CARE (0.2%)
  Gillette Co. (The), 3.500%,
    10/15/07, Callable
    10/15/06 @ 100                     873          855
                                              ---------
DIVERSIFIED FINANCIAL SERVICES (9.7%)
  Capital One Financial
    Corp., 8.750%, 02/01/07            770          778
  CIT Group, Inc., 4.000%,
    05/08/08                           890          873
  CIT Group, Inc., 4.250%,
    02/01/10                         2,340        2,269
  Credit Suisse First Boston
    USA, Inc., 6.500%,
    06/01/08                         2,455        2,504
  General Electric Capital
    Corp., 4.125%, 03/04/08          4,765        4,698
  General Electric Capital
    Corp., 4.875%, 10/21/10          1,700        1,685
  Golden West Financial
    Corp., 4.125%, 08/15/07          3,035        3,002
  Goldman Sachs Group, Inc.
    (The), 7.350%, 10/01/09          3,510        3,720
  HSBC Finance Corp., 4.125%,
    03/11/08                         3,400        3,350

-------------------------------------------------------
                                Shares or
                                Principal
                                Amount($)     Value($)
-------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--CONTINUED
  International Lease Finance
    Corp., Ser Q, 4.625%,
    06/02/08                         2,955        2,923
  John Deere Capital Corp.,
    3.900%, 01/15/08                 3,130        3,077
  Merrill Lynch & Co., Inc.,
    4.831%, 10/27/08                 2,060        2,045
  Merrill Lynch & Co., Inc.,
    4.790%, 08/04/10                 1,725        1,699
  Residential Capital Corp.,
    6.125%, 11/21/08                 1,400        1,405
  Salomon Smith Barney
    Holdings, 6.500%,
    02/15/08                         3,705        3,766
                                              ---------
                                                 37,794
                                              ---------
ELECTRIC (0.4%)
  Commonwealth Edison, Co.,
    7.625%, 01/15/07                 1,400        1,408
                                              ---------
MEDIA (0.7%)
  Comcast Cable
    Communications, Inc.,
    8.375%, 05/01/07                 1,155        1,175
  Time Warner, Inc., 6.150%,
    05/01/07                         1,585        1,591
                                              ---------
                                                  2,766
                                              ---------
MISCELLANEOUS MANUFACTURER (0.8%)
  Honeywell International,
    Inc., 7.500%, 03/01/10           2,850        3,056
                                              ---------
OIL & GAS (0.5%)
  Anadarko Petroleum Corp.,
    3.250%, 05/01/08                 1,240        1,199
  Enterprise Products
    Partners LP, Ser B,
    4.625%, 04/25/36                   740          723
                                              ---------
                                                  1,922
                                              ---------
PIPELINES (0.2%)
  Arkla, Inc., 8.900%,
    12/15/06                           860          866
                                              ---------
REITS (0.4%)
  Simon Property Group LP,
    6.375%, 11/15/07                 1,500        1,513
                                              ---------
TELECOMMUNICATIONS (1.5%)
  BellSouth
    Telecommunications, Inc.,
    5.875%, 01/15/09                 1,450        1,469

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

SHORT-TERM BOND FUND -- CONTINUED

-------------------------------------------------------
                                Shares or
                                Principal
                                Amount($)     Value($)
-------------------------------------------------------
TELECOMMUNICATIONS--CONTINUED
  SBC Communications, Inc.,
    4.125%, 09/15/09 (c)               790          765
  Verizon Global Funding
    Corp., 6.125%, 06/15/07          1,470        1,477
  Verizon Wireless, Inc.,
    5.375%, 12/15/06                 2,145        2,144
                                              ---------
                                                  5,855
                                              ---------
Total Corporate Bonds (Cost
  $72,447)                                       71,827
                                              ---------
MASTER NOTES (1.5%)
BANKS (1.5%)
  Bank of America Corp.,
    5.445% (b) (e)                   6,000        6,000
                                              ---------
Total Master Notes (Cost
  $6,000)                                         6,000
                                              ---------
U.S. GOVERNMENT AGENCIES (15.6%)
FANNIE MAE (4.5%)
  5.150%, 09/21/07, Callable
    12/21/06 @ 100 (c)               7,000        6,992
  4.200%, 03/24/08 (c)               6,750        6,665
  5.300%, 02/22/11, Callable
    02/22/08 @ 100                   3,750        3,737
                                              ---------
                                                 17,394
                                              ---------
FEDERAL HOME LOAN BANK (0.9%)
  4.875%, 08/22/07                   3,475        3,466
                                              ---------
FREDDIE MAC (10.2%)
  4.500%, 08/22/07 (c)              13,520       13,431
  4.250%, 06/23/08 (c)               9,825        9,705
  5.050%, 12/08/08, Callable
    12/08/06 @ 100 (c)               5,885        5,876
  5.750%, 03/15/09 (c)               4,240        4,317
  5.000%, 11/01/10, Callable
    11/01/07 @ 100 (c)               6,280        6,218
                                              ---------
                                                 39,547
                                              ---------
Total U.S. Government
  Agencies (Cost $60,561)                        60,407
                                              ---------
U.S. GOVERNMENT AGENCY MORTGAGES (17.0%)
FANNIE MAE (11.6%)
  7.030%, 08/01/07                     384          386
  6.826%, 11/01/07                   2,363        2,367
  6.070%, 10/01/08                   2,106        2,112
  3.810%, 12/01/08 (b)               3,855        3,730
  6.595%, 07/01/09                   1,995        2,049

-------------------------------------------------------
                                Shares or
                                Principal
                                Amount($)     Value($)
-------------------------------------------------------
FANNIE MAE--CONTINUED
  6.850%, 08/01/09                   3,621        3,731
  6.955%, 10/01/10 (b)               2,821        2,965
  4.000%, 12/01/14                   3,576        3,437
  4.500%, 01/25/25                   4,884        4,808
  5.000%, 11/25/26                   2,308        2,292
  6.500%, 10/01/30                   7,580        7,717
  6.488%, 09/01/33 (b)                 996        1,012
  6.514%, 10/01/33 (b)               1,298        1,323
  4.329%, 03/01/34 (b)               2,215        2,179
  4.801%, 06/01/35 (b)               4,647        4,579
                                              ---------
                                                 44,687
                                              ---------
FREDDIE MAC (4.0%)
  4.000%, 07/01/08                   1,865        1,836
  3.750%, 12/15/11                   2,055        1,996
  5.591%, 01/25/12                   2,250        2,276
  4.500%, 08/15/19                     110          106
  5.000%, 12/15/20                   2,855        2,843
  4.500%, 10/15/28                   2,587        2,535
  4.279%, 03/01/34 (b)               2,135        2,087
  4.958%, 04/01/34 (b)               1,829        1,813
                                              ---------
                                                 15,492
                                              ---------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (1.4%)
  5.996%, 02/16/24 (b)                 996        1,012
  3.772%, 05/16/25                   4,738        4,574
                                              ---------
                                                  5,586
                                              ---------
Total U.S. Government Agency
  Mortgages (Cost $66,609)                       65,765
                                              ---------
U.S. TREASURY OBLIGATIONS (30.3%)
U.S. TREASURY NOTES (30.3%)
  2.625%, 05/15/08 (c)              59,295       57,354
  4.375%, 11/15/08                     980          974
  4.500%, 02/15/09 (c)              34,660       34,537
  4.875%, 05/15/09 (c)               7,150        7,191
  4.875%, 08/15/09 (c)               7,250        7,299
  3.500%, 02/15/10 (c)              10,350        9,995
                                              ---------
Total U.S. Treasury
  Obligations (Cost $116,946)                   117,350
                                              ---------
SHORT-TERM INVESTMENT (39.4%)
  CSFB Enhanced Liquidity
    Portfolio, 5.518% (d)      152,720,319      152,720
                                              ---------
Total Short-Term Investment
  (Cost $152,720)                               152,720
                                              ---------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

SHORT-TERM BOND FUND -- CONCLUDED

-------------------------------------------------------
                                Shares or
                                Principal
                                Amount($)     Value($)
-------------------------------------------------------
MONEY MARKET (1.5%)
  Federated Prime Value Money
    Market Fund, 5.210%          6,007,178        6,007
                                              ---------
Total Money Market (Cost
  $6,007)                                         6,007
                                              ---------
Total Investments (Cost
  $556,856) (a) -- 143.3%                       555,587
Liabilities in excess of
  other assets -- (43.3)%                      (167,862)
                                              ---------
Net Assets -- 100.0%                          $ 387,725
                                              =========

---------------

(a) Cost for federal income tax purposes is $557,156 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation.............   $   641
      Unrealized Depreciation.............    (2,210)
                                             -------
      Unrealized Appreciation
        (Depreciation)....................   $(1,569)
                                             =======

(b) Variable rate security. Rate presented represents rate in effect at September 30, 2006. Maturity date represents actual maturity date.

(c) This security or a partial position of the security was on loan at September 30, 2006. The total value of securities on loan at September 30, 2006 in thousands was $148,529.

(d) This security was purchased with cash collateral held from securities lending.

(e) Perpetual Maturity.

(f) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(g) Rate represents the effective yield at purchase.

Cl    -- Class

LP    -- Limited Partnership

REIT  -- Real Estate Investment Trust

Ser   -- Series

                                     Principal
                                     Amount($)    Value($)
                                     ---------    --------
SECURITIES SOLD SHORT (1.5%)
FANNIE MAE (1.5%)
  5.500%, 10/01/33                     3,160        3,115
                                                   ------
Total Securities Sold Short
  (Proceeds $3,115)                                $3,115
                                                   ======

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

SHORT-TERM U.S. TREASURY SECURITIES FUND

---------------------------------------------------------
                                    Shares or
                                    Principal
                                    Amount($)    Value($)
---------------------------------------------------------
U.S. TREASURY OBLIGATIONS (98.1%)
U.S. TREASURY NOTES (98.1%)
  3.000%, 11/15/07                     2,850       2,792
  4.250%, 11/30/07                     7,000       6,950
  3.375%, 02/15/08                     8,000       7,849
  3.750%, 05/15/08                    22,000      21,657
  4.375%, 11/15/08                    25,500      25,342
  4.125%, 08/15/10                     3,000       2,951
  4.500%, 11/15/10                     2,925       2,915
                                                 -------
Total U.S. Treasury Obligations
  (Cost $70,538)                                  70,456
                                                 -------
MONEY MARKET (1.2%)
  Federated U.S. Treasury Cash
    Reserve Fund, 4.950%             843,488         843
                                                 -------
Total Money Market
  (Cost $843)                                        843
                                                 -------
Total Investments
  (Cost $71,381) (a) -- 99.3%                     71,299
Other assets in excess of
  liabilities -- 0.7%                                480
                                                 -------
Net Assets -- 100.0%                             $71,779
                                                 =======

---------------

(a)Cost for federal income tax purposes is $71,522 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation....................   $  25
      Unrealized Depreciation....................    (248)
                                                    -----
      Unrealized Appreciation (Depreciation).....   $(223)
                                                    =====

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

STRATEGIC INCOME FUND

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
BANK LOANS (3.9%)
AEROSPACE/DEFENSE (0.3%)
  AM General Corp., 0.000%,
    09/30/12 (b) (d) (h)                 13          13
  AM General Corp., 0.000%,
    09/30/12 (b) (d) (h)                387         389
                                               --------
                                                    402
                                               --------
APPAREL (0.4%)
  Hanesbrands, Inc., 7.625%,
    09/05/13 (b) (d)                    600         604
                                               --------
COMPUTERS (0.4%)
  Stratus Technologies, Inc.,
    14.330%, 03/15/12 (b) (d)           550         523
                                               --------
DIVERSIFIED FINANCIAL SERVICES (1.2%)
  J.G. Wentworth & Co., Inc.,
    8.867%, 04/05/11 (b) (d)          1,000       1,009
  Nielsen Finance LLC, 8.190%,
    08/09/13 (b) (d)                    820         817
                                               --------
                                                  1,826
                                               --------
ENERGY (0.4%)
  Plum Point Associates LLC,
    8.624%, 02/21/14 (b) (d)            107         107
  Plum Point Associates LLC,
    8.749%, 03/14/14 (b) (d)            394         397
                                               --------
                                                    504
                                               --------
LODGING (0.5%)
  Kerzner International Ltd.,
    0.000%, 08/31/13 (b) (d)
    (h)                                 190         190
  Kerzner International Ltd.,
    8.390%, 08/31/13 (b) (d)             95          95
  Kerzner International Ltd.,
    8.390%, 08/31/13 (b) (d)            434         432
  Kerzner International Ltd.,
    8.390%, 08/31/13 (b) (d)             41          41
                                               --------
                                                    758
                                               --------
TELECOMMUNICATIONS (0.7%)
  Sorenson Communications,
    Inc., 8.390%, 08/01/13 (b)
    (d)                               1,000       1,005
                                               --------
Total Bank Loans (Cost $5,620)                    5,622
                                               --------

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
CORPORATE BONDS (41.3%)
ADVERTISING (0.3%)
  Affinion Group, Inc.,
    10.125%, 10/15/13, Callable
    10/15/09 @ 105.063                  120         126
  R.H. Donnelley Corp.,
    10.875%, 12/15/12, Callable
    12/15/07 @ 105.44                   275         303
                                               --------
                                                    429
                                               --------
APPAREL (1.0%)
  Levi Strauss & Co., 8.875%,
    04/01/16, Callable 04/01/11
    @ 104.44 (e)                      1,500       1,493
                                               --------
AUTO MANUFACTURERS (1.4%)
  General Motors Corp., 7.200%,
    01/15/11                          2,165       1,995
                                               --------
AUTO PARTS & EQUIPMENT (0.7%)
  Goodyear Tire & Rubber Co.
    (The), 9.000%, 07/01/15,
    Callable 07/01/10 @ 104.50
    (e)                               1,000       1,015
                                               --------
CHEMICALS (0.6%)
  PQ Corp., 7.500%, 02/15/13,
    Callable 02/15/09 @ 103.75
    (b)                                 790         751
  Rockwood Specialties Group,
    Inc., 7.500%, 11/15/14,
    Callable 11/15/09 @ 103.75           50          49
                                               --------
                                                    800
                                               --------
COMMERCIAL SERVICES (4.6%)
  Ace Cash Express, Inc.,
    10.250%, 10/01/14, Callable
    10/01/10 @ 105.13 (d)             1,250       1,266
  Ashtead Holdings PLC, 8.625%,
    08/01/15, Callable 08/01/10
    @ 104.31 (d)                        998       1,013
  Atlantic Broadband, Inc.,
    9.375%, 01/15/14, Callable
    01/15/09 @ 104.69                 1,400       1,369
  Hertz Corp. (The), 10.500%,
    01/01/16, Callable 01/01/11
    @ 105.25 (d) (e)                  1,490       1,638
  Rent-Way, Inc., 11.875%,
    06/15/10                            965       1,119
                                               --------
                                                  6,405
                                               --------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

STRATEGIC INCOME FUND -- CONTINUED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
COMPUTERS (0.6%)
  Activant Solutions, Inc.,
    9.500%, 05/01/16, Callable
    05/01/11 @ 104.75 (d)               985         911
                                               --------
DIVERSIFIED FINANCIAL SERVICES (2.8%)
  Ford Motor Credit Co.,
    8.625%, 11/01/10                  1,970       1,962
  Galaxy Entertainment Finance
    Co. Ltd., 10.420%,
    12/15/10, Callable 12/15/08
    @ 101.50 (b) (d)                  1,750       1,829
  Galaxy Entertainment Finance
    Co. Ltd., 9.875%, 12/15/12,
    Callable 12/15/09 @ 104.94
    (d)                                 120         126
  Rainbow National Services
    LLC, 10.375%, 09/01/14,
    Callable 09/01/09 @ 105.19
    (d)                                  45          51
                                               --------
                                                  3,968
                                               --------
DIVERSIFIED OPERATIONS (0.2%)
  Nell AF SARL, 8.375%,
    08/15/15, Callable 08/15/10
    @ 104.19 (d) (e)                    300         298
                                               --------
ELECTRIC (2.1%)
  Aquila, Inc., 14.875%,
    07/01/12                          1,485       1,949
  PSEG Energy Holdings LLC,
    10.000%, 10/01/09                   275         300
  Sithe/Independence Funding
    Corp., Ser A, 9.000%,
    12/30/13                            750         808
                                               --------
                                                  3,057
                                               --------
ENTERTAINMENT (0.1%)
  Pokagon Gaming Authority,
    10.375%, 06/15/14, Callable
    06/15/10 @ 105.188 (d)               75          80
                                               --------
FOOD (1.5%)
  Chiquita Brands
    International, Inc.,
    8.875%, 12/01/15, Callable
    06/01/10 @ 104.438 (e)              700         646
  Pinnacle Foods Holding Corp.,
    8.250%, 12/01/13, Callable
    12/01/08 @ 104.12 (e)             1,240       1,241

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
FOOD--CONTINUED
  Stater Brothers Holdings,
    Inc., 8.125%, 06/15/12,
    Callable 06/15/08 @ 104.06          180         181
                                               --------
                                                  2,068
                                               --------
FOREST PRODUCTS & PAPER (2.8%)
  Appleton Papers, Inc., Ser B,
    9.750%, 06/15/14, Callable
    06/15/09 @ 104.88                   990         977
  Boise Cascade LLC, 8.382%,
    10/15/12, Callable 08/21/12
    @ 102 (b)                           900         905
  Verso Paper Holdings LLC,
    9.235%, 08/01/14, Callable
    08/01/08 @ 102 (b) (d)              855         864
  Verso Paper Holdings LLC,
    11.375%, 08/01/16, Callable
    08/01/11 @ 105.688 (d)            1,225       1,215
                                               --------
                                                  3,961
                                               --------
HEALTHCARE -- PRODUCTS (1.1%)
  Universal Hospital Services,
    Inc., 10.125%, 11/01/11,
    Callable 11/01/07 @ 105.063       1,460       1,533
                                               --------
HEALTHCARE -- SERVICES (1.8%)
  HCA, Inc., 6.300%, 10/01/12           625         529
  US Oncology Holdings, Inc.,
    10.750%, 08/15/14, Callable
    08/15/09 @ 105.38                   975       1,067
  US Oncology Holdings, Inc.,
    10.675%, 03/15/15, Callable
    03/15/07 @ 102 (b)                  945         964
                                               --------
                                                  2,560
                                               --------
HOUSEHOLD PRODUCTS/WARES (0.5%)
  Mobile Services Group, Inc.,
    9.750%, 08/01/14, Callable
    08/01/10 @ 104.88 (d)               690         707
                                               --------
LEISURE TIME (1.0%)
  Travelport, Inc., 10.023%,
    09/01/14, Callable 09/01/08
    @ 102 (b) (d)                     1,500       1,440
                                               --------
MACHINERY DIVERSIFIED (0.9%)
  Chart Industries, Inc.,
    9.125%, 10/15/15, Callable
    10/15/10 @ 104.56 (d)             1,250       1,294
                                               --------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

STRATEGIC INCOME FUND -- CONTINUED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
MEDIA (4.9%)
  Compagnie Susquehanna,
    9.875%, 05/15/14, Callable
    05/15/10 @ 104.938 (d)            1,020         959
  Dex Media, Inc., 9.540%,
    11/15/13, Callable 11/15/08
    @ 104.50 (c) (g)                     50          42
  Echostar DBS Corp., 7.000%,
    10/01/13 (d)                        700         684
  Kabel Deutschland Gmbh,
    10.625%, 07/01/14, Callable
    07/01/09 @ 105.31 (d)             1,750       1,878
  LIN Television Corp., Ser B,
    6.500%, 05/15/13, Callable
    05/15/08 @ 103.25                   300         280
  Mediacom Broadband LLC,
    8.500%, 10/15/15, Callable
    10/15/10 @ 104.25 (d)               205         204
  Morris Publishing Group LLC,
    7.000%, 08/01/13, Callable
    08/01/08 @ 103.50                 1,320       1,247
  Quebecor Media, Inc., 7.750%,
    03/15/16, Callable 03/15/11
    @ 103.875                           195         195
  Quebecor World Capital Corp.,
    8.750%, 03/15/16, Callable
    03/15/11 @ 104.375 (d) (e)          140         135
  Sinclair Broadcast Group,
    Inc., 8.750%, 12/15/11,
    Callable 12/15/06 @ 104.375       1,180       1,230
  Sinclair Broadcast Group,
    Inc., 8.000%, 03/15/12,
    Callable 03/15/07 @ 104              35          35
                                               --------
                                                  6,889
                                               --------
MISCELLANEOUS MANUFACTURER (2.3%)
  Clarke American Corp.,
    11.750%, 12/15/13, Callable
    12/15/09 @ 105.875                1,860       1,925
  Koppers, Inc., 9.875%,
    10/15/13, Callable 10/15/08
    @ 104.94                            181         196
  Nutro Products, Inc.,
    10.750%, 04/15/14, Callable
    04/15/09 @ 108.063 (d)            1,120       1,198
                                               --------
                                                  3,319
                                               --------

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
OIL & GAS (0.0%)
  Compton Petroleum Finance
    Corp., 7.625%, 12/01/13,
    Callable 12/01/09 @ 103.813          50          48
                                               --------
PACKAGING & CONTAINERS (0.8%)
  Graphic Packaging
    International, 9.500%,
    08/15/13, Callable 08/15/08
    @ 104.75 (e)                      1,160       1,186
                                               --------
PIPELINES (1.1%)
  Copano Energy LLC, 8.125%,
    03/01/16, Callable 03/01/11
    @ 104.0625                           50          51
  Targa Resources, Inc.,
    8.500%, 11/01/13, Callable
    11/01/09 @ 104.25 (d) (e)         1,455       1,451
                                               --------
                                                  1,502
                                               --------
REAL ESTATE (0.6%)
  American Real Estate Partners
    LP, 7.125%, 02/15/13,
    Callable 02/15/09 @ 103.56          420         418
  CB Richard Ellis Group, Inc.,
    9.750%, 05/15/10, Callable
    05/15/07 @ 104.88                   400         427
                                               --------
                                                    845
                                               --------
RETAIL (1.9%)
  Blockbuster, Inc., 9.000%,
    09/01/12, Callable 09/01/08
    @ 104.50 (b) (e) (g)              1,320       1,211
  General Nutrition Center,
    8.625%, 01/15/11, Callable
    01/15/08 @ 104.313                1,440       1,473
                                               --------
                                                  2,684
                                               --------
SEMICONDUCTORS (2.6%)
  Avago Technologies Finance
    Ltd., 10.900%, 06/01/13,
    Callable 12/01/07 @ 102 (b)
    (d) (e)                           1,235       1,287
  Avago Technologies Finance
    Ltd., 11.875%, 12/01/15,
    Callable 12/01/10 @ 105.938
    (d) (e)                             945       1,037

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

STRATEGIC INCOME FUND -- CONTINUED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
SEMICONDUCTORS--CONTINUED
  Spansion LLC, 11.250%,
    01/15/16, Callable 01/15/11
    @ 105.62 (d) (e)                  1,345       1,410
                                               --------
                                                  3,734
                                               --------
TELECOMMUNICATIONS (3.1%)
  Intelsat Bermuda Ltd,
    11.250%, 06/15/16, Callable
    on 06/15/11 @ 105.62 (d)            480         510
  Intelsat Bermuda Ltd.,
    11.640%, 06/15/13, Callable
    06/15/08 @ 103 (b) (d)            1,055       1,108
  Nordic Telephone Co.
    Holdings, 8.875%, 05/01/16,
    Callable 05/01/11 @ 104.438
    (d)                                 225         237
  NTL Cable PLC, 9.125%,
    08/15/16, Callable 08/15/11
    @ 104.563                           750         774
  Windstream Corp., 8.625%,
    08/01/16, Callable 08/01/11
    @104.313 (d)                      1,665       1,781
                                               --------
                                                  4,410
                                               --------
Total Corporate Bonds (Cost
  $57,592)                                       58,631
                                               --------
FOREIGN GOVERNMENT BONDS (25.1%)
BRAZIL (1.0%)
  Republic of Brazil, 7.875%,
    03/07/15 (e)                      1,340       1,469
                                               --------
COLUMBIA (0.5%)
  Republic of Colombia, 8.250%,
    12/22/14                            590         651
                                               --------
JAPAN (YEN) (23.6%)
  Japan Government, Ser 280,
    1.900%, 06/20/16              1,078,450       9,330
  Japan Government, Ser 23,
    2.500%, 06/20/36                738,350       6,355
  Japan Government, Ser 241,
    0.300%, 02/15/08              1,046,150       8,831
  Japan Government, Ser 52,
    0.800%, 12/20/10                789,650       6,625

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
JAPAN--CONTINUED
  Japan Government, Ser 256,
    1.400%, 12/20/13                300,350       2,543
                                               --------
                                                 33,684
                                               --------
Total Foreign Government Bonds
  (Cost $35,793)                                 35,804
                                               --------
U.S. GOVERNMENT AGENCY MORTGAGES (16.0%)
FANNIE MAE (16.0%)
  5.500%, 04/01/34                   10,224      10,074
  6.000%, 06/01/36                    8,535       8,574
  6.500%, 09/01/36                    4,128       4,203
                                               --------
Total U.S. Government Agency
  Mortgages (Cost $22,951)                       22,851
                                               --------
U.S. TREASURY OBLIGATIONS (11.6%)
U.S. TREASURY BONDS (3.3%)
  4.500%, 02/15/36                    4,910       4,705
                                               --------
U.S. TREASURY NOTES (8.3%)
  2.500%, 10/31/06                    1,440       1,437
  4.625%, 08/31/11                    2,420       2,423
  4.875%, 08/15/16                    7,795       7,942
                                               --------
                                                 11,802
                                               --------
Total U.S. Treasury Obligations
  (Cost $16,301)                                 16,507
                                               --------
PREFERRED STOCKS (1.6%)
CHEMICALS (0.7%)
  Huntsman Corp., 5.000%             26,150       1,053
                                               --------
RETAIL (0.9%)
  Rite Aid Corp., 5.500%             50,000       1,271
                                               --------
Total Preferred Stocks (Cost
  $2,315)                                         2,324
                                               --------
SHORT-TERM INVESTMENTS (14.1%)
  Brown Brothers Harriman &
    Co., Cayman Islands Cash
    Sweep, 4.530%                 7,508,849       7,509
  CSFB Enhanced Liquidity
    Portfolio, 5.518% (f)        12,581,515      12,581
                                               --------
Total Short-Term Investments
  (Cost $20,090)                                 20,090
                                               --------
Total Investments (Cost
  $160,662) (a) -- 113.6%                       161,829
Liabilities in excess of other
  assets -- (13.6)%                             (19,394)
                                               --------
Net Assets -- 100.0%                           $142,435
                                               ========

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

STRATEGIC INCOME FUND -- CONCLUDED

(a) Cost for federal income tax purposes is $160,554 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

       Unrealized Appreciation............   $1,789
       Unrealized Depreciation............     (514)
                                             ------
       Unrealized Appreciation
         (Depreciation)...................   $1,275
                                             ======

(b) Variable rate security. Rate presented represents rate in effect at September 30, 2006. Maturity date represents actual maturity date.

(c) Rate represents the effective yield at purchase.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e) This security or a partial position of the security was on loan at September 30, 2006. The total value of securities on loan at September 30, 2006 in thousands was $12,990.

(f) This security was purchased with cash collateral held from securities lending.

(g) Step bond.

(h) This security has not settled as of September 30, 2006 and thus does not have a rate in effect. The security does not have a stated settlement date and will receive a rate upon settling with the custodian.

LLC   -- Limited Liability Corporation

LP    -- Limited Partnership

PLC   -- Public Limited Company

Ser   -- Series

YEN   -- Principal Amount is in Japanese Yen

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

U.S. GOVERNMENT SECURITIES FUND

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
U.S. GOVERNMENT AGENCY (2.0%)
FREDDIE MAC (2.0%)
  6.750%, 03/15/31 (c)               8,000        9,768
                                              ---------
Total U.S. Government Agency
  (Cost $9,420)                                   9,768
                                              ---------
U.S. GOVERNMENT AGENCY MORTGAGES (66.2%)
FANNIE MAE (32.1%)
  6.000%, 07/01/16                   1,396        1,418
  6.000%, 07/01/16                     762          774
  5.500%, 09/01/17                   1,799        1,803
  5.500%, 01/01/18                   6,833        6,848
  5.500%, 04/01/18                     872          874
  6.290%, 08/01/18                   1,138        1,164
  5.500%, 11/01/18                   6,567        6,578
  7.000%, 06/01/32                     684          704
  6.000%, 03/01/33                   1,438        1,448
  4.103%, 08/01/33 (b)               7,227        7,164
  6.000%, 10/01/33                   2,611        2,628
  6.000%, 04/01/34                   6,781        6,823
  4.726%, 05/01/34 (b)               7,556        7,323
  5.500%, 09/01/34                   6,050        5,971
  5.500%, 02/01/35                  11,078       10,920
  6.000%, 03/01/35                   2,300        2,311
  5.000%, 08/01/35                   9,469        9,105
  5.161%, 01/01/36 (b)              10,785       10,718
  6.000%, 01/01/36                  15,089       15,159
  4.501%, 02/01/36 (b)              19,381       19,191
  5.076%, 02/01/36 (b)              19,361       19,303
  5.244%, 02/01/36 (b)               5,212        5,200
  6.500%, 05/01/36                  14,000       14,257
                                              ---------
                                                157,684
                                              ---------
FREDDIE MAC (34.1%)
  4.875%, 11/15/13                  25,500       25,368
  5.500%, 04/01/17                   2,092        2,098
  5.000%, 04/01/19                  16,226       15,986
  5.305%, 03/01/33 (b)               6,431        6,339
  5.000%, 05/01/34                  11,154       10,748
  5.000%, 08/01/35                  39,092       37,618
  5.500%, 10/01/35 (e)              25,000       24,648
  6.500%, 06/01/36                  16,493       16,802
  6.500%, 09/01/36                  13,712       13,968
  5.000%, 10/01/36 (e)              15,000       14,423
                                              ---------
                                                167,998
                                              ---------
Total U.S. Government Agency
  Mortgages (Cost $325,487)                     325,682
                                              ---------
U.S. TREASURY OBLIGATIONS (30.4%)
U.S. TREASURY BONDS (1.7%)
  4.500%, 02/15/36 (c)               8,900        8,528
                                              ---------

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
U.S. TREASURY NOTES (28.7%)
  3.625%, 07/15/09 (c)              20,350       19,825
  5.000%, 02/15/11 (c)              18,000       18,319
  4.750%, 03/31/11 (c)              38,000       38,232
  4.875%, 04/30/11 (c)              12,000       12,134
  4.250%, 08/15/13 (c)              18,450       18,061
  4.250%, 11/15/14 (c)               5,000        4,876
  4.000%, 02/15/15 (c)              30,390       29,090
                                              ---------
                                                140,537
                                              ---------
Total U.S. Treasury
  Obligations (Cost
  $147,106)                                     149,065
                                              ---------
SHORT-TERM INVESTMENT (33.3%)
  CSFB Enhanced Liquidity
    Portfolio, 5.518% (d)      163,290,663      163,291
                                              ---------
Total Short-Term Investment
  (Cost $163,291)                               163,291
                                              ---------
MONEY MARKET (11.5%)
  STI Classic Institutional
    Cash Management Money
    Market Fund, 5.240% (f)     56,355,216       56,355
                                              ---------
Total Money Market (Cost
  $56,355)                                       56,355
                                              ---------
Total Investments (Cost
  $701,659) (a) -- 143.4%                       704,161
Liabilities in excess of
  other assets -- (43.4)%                      (213,268)
                                              ---------
Net Assets -- 100.0%                          $ 490,893
                                              =========

---------------

(a)Cost for federal income tax purposes is $702,104
   (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation..................   $ 3,998
      Unrealized Depreciation..................    (1,941)
                                                  -------
      Unrealized Appreciation (Depreciation)...   $ 2,057
                                                  =======

(b)Variable rate security. Rate presented represents rate in effect at September 30, 2006. Maturity date represents actual maturity date.

(c)This security or a partial position of the security was on loan at September 30, 2006. The total value of securities on loan at September 30, 2006 in thousands was $158,188.

(d)This security was purchased with cash collateral held from securities lending.

(e)This security was purchased on a when-issue basis.

(f)Affiliate Investment.

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND

---------------------------------------------------------
                                    Shares or
                                    Principal
                                    Amount($)    Value($)
---------------------------------------------------------
ASSET BACKED SECURITIES (5.6%)
DIVERSIFIED FINANCIAL SERVICES (5.6%)
  KeyCorp Student Loan Trust, Ser
    2004-A, Cl 1A1, 5.530%,
    04/27/17 (b)                         290         290
  Nelnet Student Loan Trust, Ser
    2005-4, Cl A1, 5.371%,
    12/22/18 (b)                         562         563
  SLM Student Loan Trust, Ser
    1998-1, Cl A2, 5.655%,
    10/25/11 (b)                         425         428
  SLM Student Loan Trust, Ser
    2005-10, Cl A2, 5.495%,
    04/25/15 (b)                         500         500
                                                 -------
Total Asset Backed Securities
  (Cost $1,780)                                    1,781
                                                 -------
MASTER NOTE (1.6%)
BANKS (1.6%)
  Bank of America Corp., 5.445%
    (b) (f)                              500         500
                                                 -------
Total Master Note (Cost $500)                        500
                                                 -------
U.S. GOVERNMENT AGENCIES (26.9%)
FANNIE MAE (7.8%)
  5.247%, 10/02/06 (c)                 1,000       1,000
  5.150%, 09/21/07, Callable
    12/21/06 @ 100 (d)                   750         749
  5.000%, 11/23/07, Callable
    11/23/06 @ 100                       325         324
  4.000%, 01/26/09, Callable
    01/26/07 @ 100                       400         392
                                                 -------
                                                   2,465
                                                 -------
FEDERAL FARM CREDIT BANK (7.9%)
  5.245%, 04/04/07 (b)                 1,500       1,501
  4.995%, 05/01/07 (b)                 1,000       1,000
                                                 -------
                                                   2,501
                                                 -------
FEDERAL HOME LOAN BANK (1.9%)
  5.250%, 08/05/09                       500         504
  5.125%, 09/29/10                        85          85
                                                 -------
                                                     589
                                                 -------
FREDDIE MAC (9.3%)
  4.500%, 08/22/07 (d)                   500         497
  4.250%, 06/23/08 (d)                   800         790
  5.050%, 12/08/08, Callable
    12/08/06 @ 100 (d)                   675         674

---------------------------------------------------------
                                    Shares or
                                    Principal
                                    Amount($)    Value($)
---------------------------------------------------------
FREDDIE MAC--CONTINUED
  5.500%, 04/24/09, Callable
    04/24/07 @ 100                     1,000       2,961
                                                 -------
Total U.S. Government Agencies
  (Cost $8,517)                                    8,516
                                                 -------
U.S. GOVERNMENT AGENCY MORTGAGES (59.3%)
FANNIE MAE (28.0%)
  7.510%, 04/01/07                       697         695
  7.030%, 08/01/07                        80          80
  5.969%, 06/01/09                       196         199
  3.500%, 06/25/10                       123         122
  4.500%, 12/25/12                       282         280
  3.000%, 06/25/19                       576         571
  4.976%, 05/01/32 (b)                   348         356
  3.250%, 11/25/32                       167         164
  3.656%, 08/01/33 (b)                   752         730
  6.488%, 09/01/33 (b)                   296         301
  6.514%, 10/01/33 (b)                   386         394
  3.326%, 01/01/34 (b)                   325         327
  3.665%, 01/01/34 (b)                 1,018       1,033
  4.329%, 03/01/34 (b)                   723         711
  4.136%, 04/01/34 (b)                 1,823       1,842
  4.275%, 06/01/35 (b)                   181         178
  4.805%, 06/01/35 (b)                   885         872
                                                 -------
                                                   8,855
                                                 -------
FREDDIE MAC (28.9%)
  4.000%, 03/15/10                       149         148
  3.500%, 05/15/11                        82          82
  4.000%, 11/15/11                       345         340
  3.750%, 12/15/11                       274         266
  5.000%, 02/15/14                       285         284
  4.500%, 02/15/15                       506         499
  4.000%, 05/15/15                       725         701
  5.000%, 05/15/15                       359         358
  5.000%, 09/15/15                       193         192
  5.500%, 12/15/15                        86          86
  3.500%, 05/15/19                       262         259
  5.000%, 12/15/20                       357         355
  3.000%, 04/15/21                       493         490
  3.000%, 04/15/21                       467         464
  4.000%, 04/15/21                        68          68
  3.500%, 01/15/23                       252         249
  4.500%, 04/15/25                       474         467
  3.662%, 08/01/33 (b)                   646         635
  2.986%, 10/01/33 (b)                 1,075       1,075
  4.279%, 03/01/34 (b)                   567         554
  4.958%, 04/01/34 (b)                   124         123

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND -- CONCLUDED

---------------------------------------------------------
                                    Shares or
                                    Principal
                                    Amount($)    Value($)
---------------------------------------------------------
FREDDIE MAC--CONTINUED
  3.690%, 05/01/34 (b)                 1,420       1,408
                                                 -------
                                                   9,103
                                                 -------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (2.4%)
  5.996%, 02/16/24 (b)                   119         121
  3.772%, 05/16/25                       673         650
                                                 -------
                                                     771
                                                 -------
Total U.S. Government Agency
  Mortgages (Cost $18,798)                        18,729
                                                 -------
U.S. TREASURY OBLIGATIONS (2.7%)
U.S. TREASURY NOTES (2.7%)
  2.625%, 05/15/08                       245         237
  4.500%, 02/15/09                       220         219
  4.875%, 05/15/09 (d)                   395         397
                                                 -------
Total U.S. Treasury Obligations
  (Cost $849)                                        853
                                                 -------
SHORT-TERM INVESTMENT (9.1%)
  CSFB Enhanced Liquidity
    Portfolio, 5.518% (e)           2,887,596      2,888
                                                 -------
Total Short-Term Investment (Cost
  $2,888)                                          2,888
                                                 -------
MONEY MARKET (3.3%)
  Federated Government Obligations
    Money Market Fund, 5.160%       1,030,890      1,031
                                                 -------
Total Money Market (Cost $1,031)                   1,031
                                                 -------
Total Investments (Cost $34,363)
  (a) -- 108.5%                                   34,298
Liabilities in excess of other
  assets -- (8.5)%                                (2,685)
                                                 -------
Net Assets -- 100.0%                             $31,613
                                                 -------
                                                 -------

---------------

(a) Cost for federal income tax purposes is $34,274 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation...................   $ 185
      Unrealized Depreciation...................    (161)
                                                   -----
      Unrealized Appreciation (Depreciation)....   $  24
                                                   =====

(b) Variable rate security. Rate presented represents rate in effect at September 30, 2006. Maturity date represents actual maturity date.

(c) Rate represents the effective yield at purchase.

(d) This security or a partial position of the security was on loan at September 30, 2006. The total value of securities on loan at September 30, 2006 in thousands was $2,860.

(e) This security was purchased with cash collateral held from securities lending.

(f) Perpetual maturity.

Cl  -- Class

Ser -- Series

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

ULTRA-SHORT BOND FUND

--------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)     Value($)
--------------------------------------------------------
ASSET BACKED SECURITIES (16.4%)
AUTOMOBILE ABS (1.6%)
  Honda Auto Receivables Owner
    Trust, Ser 2005-6, Cl A3,
    4.850%, 10/19/09                   1,025       1,021
  Nissan Auto Receivables Owner
    Trust, Ser 2003-B, Cl A4,
    2.050%, 03/16/09                     348         343
  USAA Auto Owner Trust, Ser
    2004-1, Cl A3, 2.060%,
    04/15/08                             298         297
                                                --------
                                                   1,661
                                                --------
DIVERSIFIED FINANCIAL SERVICES (4.0%)
  Morgan Stanley Capital I, Ser
    2006-HE2, Cl A2A, 5.400%,
    03/25/36 (b)                       1,539       1,540
  Morgan Stanley Capital I, Ser
    2006-NC2, Cl A2A, 5.400%,
    02/25/36 (b)                       1,378       1,378
  SLM Student Loan Trust, Ser
    1998-1, Cl A2, 5.655%,
    10/25/11 (b)                       1,303       1,312
                                                --------
                                                   4,230
                                                --------
HOME EQUITY ABS (10.8%)
  Aames Mortgage Investment
    Trust, Ser 2005-4, Cl 2A1,
    5.450%, 10/25/35 (b)                 383         383
  Centex Home Equity, Ser
    2005-D, Cl AV1, 5.440%,
    10/25/35 (b)                         532         532
  Countrywide Home Equity Loan
    Trust, Ser 2005-A, Cl A2,
    5.570%, 02/15/30 (b)                 700         701
  Household Home Equity Loan
    Trust, Ser 2005-C, Cl A,
    5.620%, 01/20/34 (b)               1,344       1,346
  JP Morgan Mortgage Acquisition
    Corp., Ser 2006-WMC1, Cl A2,
    5.400%, 03/25/36 (b)               1,295       1,294
  Master Asset Backed Securities
    Trust, Ser 2005-AB1, Cl A1A,
    5.480%, 10/25/32 (b)                 689         689
  Master Asset Backed Securities
    Trust, Ser 2006-WMC1, Cl A1,
    5.400%, 02/25/36 (b)               1,836       1,836

--------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)     Value($)
--------------------------------------------------------
HOME EQUITY ABS--CONTINUED
  Residential Asset Mortgage
    Products, Inc., Ser
    2006-NC1, Cl A1, 5.410%,
    01/25/36 (b)                       1,169       1,169
  Residential Asset Securities
    Corp., Ser 2005-KS8, Cl A1,
    5.440%, 08/25/35 (b)                 826         826
  Residential Funding Mortgage
    Securities, Ser 2006-HSA1,
    Cl A1, 5.440%, 11/25/35 (b)        1,428       1,428
  Soundview Home Equity Loan
    Trust, Ser 2006-0PT2, Cl A1,
    5.400%, 05/25/36 (b)               1,156       1,156
                                                --------
                                                  11,360
                                                --------
Total Asset Backed Securities
  (Cost $17,251)                                  17,251
                                                --------
COLLATERALIZED MORTGAGE OBLIGATIONS (22.3%)
  Adjustable Rate Mortgage
    Trust, Ser 2005-7, Cl 7A21,
    5.580%, 10/25/35 (b)                 627         627
  Banc of America Commercial
    Mortgage, Inc., Ser 2004-2,
    Cl A2, 3.520%, 11/10/38              900         868
  Bear Stearns Alternative-A
    Trust, Ser 2006-2, Cl 23A1,
    5.987%, 03/25/36 (b)               2,249       2,269
  Bear Stearns Commercial
    Mortgage Securities, Ser
    2005-T20, Cl A1, 4.940%,
    10/12/42                           1,036       1,031
  Countywide Home Loans, Ser
    2002-39, Cl A16, 5.000%,
    02/25/33                             554         550
  CS First Boston Mortgage
    Securities Corp., Ser
    2004-C3, Cl A3, 4.302%,
    07/15/36 (b)                       1,885       1,844
  First Horizon Alternative
    Mortgage Securities, Ser
    2005-AA3, Cl 2A1, 5.185%,
    05/25/35 (b)                         814         817
  First Horizon Alternative
    Mortgage Securities, Ser
    2005-AA7, Cl 2A1, 5.426%,
    09/25/35 (b)                       1,668       1,664

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

ULTRA-SHORT BOND FUND -- CONTINUED

--------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)     Value($)
--------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS--CONTINUED
  Greenwich Capital Commercial
    Funding Corp., Ser 2004-GG1,
    Cl A3, 4.344%, 06/10/36 (b)        1,250       1,229
  Indymac Loan Trust, Ser
    2006-L1, Cl A1, 5.405%,
    04/25/11 (b)                       1,639       1,639
  J.P. Morgan Chase Commercial
    Mortgage Securities, Ser
    2005-LDP1, Cl A1, 4.116%,
    03/15/46                             935         920
  Morgan Stanley Capital I, Ser
    2006-HQ8, Cl A1, 5.124%,
    03/12/44                           1,198       1,197
  Opteum Mortgage Acceptance
    Corp., Ser 2005-4, Cl 1A1A,
    5.500%, 11/25/35 (b)               1,326       1,327
  Terra LNR Ltd., Ser 2006-1A,
    Cl A1, 5.460%, 06/15/17 (b)
    (c)                                1,379       1,379
  Wachovia Bank Commercial
    Mortgage Trust, Ser
    2005-C16, Cl A2, 4.380%,
    10/15/41                           1,250       1,223
  Washington Mutual, Ser
    2005-AR4, Cl A1, 3.624%,
    04/25/35 (b)                         406         405
  Wells Fargo Mortgage Backed
    Securities Trust, Ser
    2004-S, Cl A5, 3.539%,
    09/25/34 (b)                       1,125       1,088
  Wells Fargo Mortgage Backed
    Securities Trust, Ser
    2006-AR8, Cl 2A4, 5.240%,
    04/25/36 (b)                       2,219       2,203
  Wells Fargo Mortgage Backed
    Securities Trust, Ser
    2006-AR8, Cl 3A1, 5.238%,
    04/25/36 (b)                       1,256       1,247
                                                --------
Total Collateralized Mortgage
  Obligations (Cost $23,449)                      23,527
                                                --------
CORPORATE BONDS (15.9%)
COMMERCIAL SERVICES (0.4%)
  ERAC USA Finance Co., 7.350%,
    06/15/08 (c)                         375         387
                                                --------

--------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)     Value($)
--------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (6.8%)
  Bear Stearns & Co., Inc.
    (The), 5.635%, 04/29/08 (b)        1,000       1,003
  Capital One Financial Corp.,
    8.750%, 02/01/07                     825         833
  CIT Group, Inc., 4.000%,
    05/08/08                             775         760
  CIT Group, Inc., 5.500%,
    06/08/09 (b)                       1,000       1,001
  Goldman Sachs Group, Inc.
    (The), 5.527%, 12/22/08 (b)        1,000       1,001
  HSBC Finance Corp., 4.125%,
    03/11/08                             600         591
  International Lease Finance
    Corp., Ser Q, 4.625%,
    06/02/08                             750         742
  Lehman Brothers Holdings,
    Inc., 5.601%, 10/22/08 (b)           850         851
  Residential Capital Corp.,
    6.125%, 11/21/08                     500         502
                                                --------
                                                   7,284
                                                --------
ELECTRIC (0.6%)
  Commonwealth Edison, Co.,
    7.625%, 01/15/07                     640         643
                                                --------
ENERGY (0.2%)
  MidAmerican Energy Holdings
    Co., 3.500%, 05/15/08                222         216
                                                --------
FOOD (0.5%)
  Kroger Co. (The), 7.650%,
    04/15/07                             550         556
                                                --------
INSURANCE (1.0%)
  Lincoln National Corp.,
    5.590%, 04/06/09 (b)               1,000       1,001
                                                --------
MEDIA (1.0%)
  Comcast Cable Communications,
    Inc., 8.375%, 05/01/07               500         508
  Time Warner, Inc., 6.150%,
    05/01/07                             500         502
                                                --------
                                                   1,010
                                                --------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

ULTRA-SHORT BOND FUND -- CONTINUED

--------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)     Value($)
--------------------------------------------------------
OIL & GAS (0.8%)
  Anadarko Petroleum Corp.,
    3.250%, 05/01/08                     625         604
  Enterprise Products Partners
    LP, Ser B, 4.625%, 04/25/36          195         191
                                                --------
                                                     795
                                                --------
PIPELINES (0.6%)
  Arkla, Inc., 8.900%, 12/15/06          660         664
                                                --------
TELECOMMUNICATIONS (4.0%)
  BellSouth Corp., 5.580%,
    08/15/08 (b)                       1,000       1,000
  BellSouth Telecommunications,
    Inc., 5.875%, 01/15/09               605         613
  Sprint Capital Corp., 6.000%,
    01/15/07                           1,000       1,001
  Verizon Global Funding Corp.,
    6.125%, 06/15/07                     575         578
  Vodafone Group PLC, 5.457%,
    12/28/07 (b)                       1,000       1,000
                                                --------
                                                   4,192
                                                --------
Total Corporate Bonds (Cost
  $16,763)                                        16,748
                                                --------
U.S. GOVERNMENT AGENCY MORTGAGES (43.5%)
FANNIE MAE (18.9%)
  7.510%, 04/01/07                     1,244       1,241
  6.826%, 11/01/07                     1,024       1,026
  5.969%, 06/01/09                       737         744
  6.595%, 07/01/09                     1,406       1,444
  3.500%, 06/25/10                       369         366
  4.500%, 01/25/25                     1,252       1,233
  6.250%, 08/25/30                       502         503
  4.976%, 05/01/32 (b)                   306         313
  3.656%, 08/01/33 (b)                   697         677
  6.488%, 09/01/33 (b)                   682         693
  6.514%, 10/01/33 (b)                   902         919
  3.326%, 01/01/34 (b)                   723         727
  3.665%, 01/01/34 (b)                 4,060       4,113
  4.329%, 03/01/34 (b)                   815         802
  4.136%, 04/01/34 (b)                 4,457       4,501
  4.275%, 06/01/35 (b)                   561         553
                                                --------
                                                  19,855
                                                --------

--------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)     Value($)
--------------------------------------------------------
FREDDIE MAC (23.0%)
  4.000%, 03/15/10                       445         444
  3.500%, 05/15/11                       247         245
  4.000%, 11/15/11                       674         664
  3.750%, 12/15/11                       644         626
  5.000%, 02/15/14                       464         462
  4.500%, 02/15/15                     2,022       1,999
  4.000%, 05/15/15                     1,275       1,232
  5.000%, 05/15/15                     1,441       1,438
  5.000%, 09/15/15                       580         576
  4.500%, 11/15/15                       692         682
  5.500%, 12/15/15                        38          38
  5.000%, 12/15/17                       538         536
  3.500%, 05/15/19                       311         307
  5.000%, 12/15/20                       614         611
  3.000%, 04/15/21                     1,090       1,083
  3.000%, 04/15/21                       986         979
  4.000%, 04/15/21                       231         230
  4.500%, 04/15/25                     1,497       1,475
  3.662%, 08/01/33 (b)                   646         635
  2.986%, 10/01/33 (b)                 4,424       4,423
  4.279%, 03/01/34 (b)                 1,025       1,002
  4.958%, 04/01/34 (b)                   254         251
  3.690%, 05/01/34 (b)                 4,260       4,227
                                                --------
                                                  24,165
                                                --------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (1.6%)
  5.996%, 02/16/24 (b)                   477         484
  3.772%, 05/16/25                     1,297       1,252
                                                --------
                                                   1,736
                                                --------
Total U.S. Government Agency
  Mortgages (Cost $45,803)                        45,756
                                                --------
MONEY MARKET (1.7%)
  Federated Prime Value Money
    Market Fund, 5.210%            1,837,711       1,838
                                                --------
Total Money Market (Cost $1,838)                   1,838
                                                --------
Total Investments (Cost
  $105,104) (a) -- 99.8%                         105,120
Other assets in excess of
  liabilities -- 0.2%                                188
                                                --------
Net Assets -- 100.0%                            $105,308
                                                ========

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2006  (Amounts in thousands, except Shares)

ULTRA-SHORT BOND FUND -- CONCLUDED

---------------

(a)Cost for federal income tax purposes is $105,005
   (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation....................   $ 471
      Unrealized Depreciation....................    (356)
                                                    -----
      Unrealized Appreciation (Depreciation).....   $ 115
                                                    =====

(b)Variable rate security. Rate presented represents rate in effect at September 30, 2006. Maturity date represents actual maturity date.

(c)Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

Cl   -- Class

LP   -- Limited Partnership

PLC  -- Public Limited Company

Ser  -- Series

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
MUNICIPAL BONDS (97.3%)
DISTRICT OF COLUMBIA (0.5%)
  Metropolitan Washington DC
    Airports Authority, Airport
    System, Ser A, RB, AMT,
    5.500%, 10/01/27, Callable
    10/01/11 @ 101, MBIA              1,000       1,075
                                               --------
VIRGINIA (94.9%)
  Albemarle County Industrial
    Development Authority,
    Residential Care Facilities,
    Ser A, RB, 5.000%, 01/01/07,
    Callable 11/20/06 @ 100.5            55          55
  Amherst County Service
    Authority, RB, 6.000%,
    12/15/20, Callable 12/15/10
    @ 102                               500         527
  Amherst County Service
    Authority, RB, 6.000%,
    12/15/30, Callable 12/15/10
    @ 102                             1,750       1,821
  Arlington County Industrial
    Development Authority,
    Hospital Facilities, RB,
    5.500%, 07/01/11                  2,000       2,139
  Arlington County Industrial
    Development Authority,
    Hospital Facilities, RB,
    5.500%, 07/01/17, Callable
    07/01/11 @ 101                    2,225       2,424
  Arlington County Industrial
    Development Authority,
    Resource Recovery, Ser B,
    RB, AMT, 5.375%, 01/01/11,
    Callable 07/01/08 @ 101           2,785       2,875
  Bedford County Economic
    Development Authority,
    Public Facilities Lease, RB,
    5.250%, 05/01/24, Callable
    01/01/16 @ 100, MBIA              2,890       3,170
  Blacksburg Polytechnic
    Institute Sanitation
    Authority, Sewer System, RB,
    4.150%, 11/01/06                    500         500
  Bristol Utility System, RB,
    5.250%, 07/15/23, Callable
    07/15/13 @ 100, MBIA              1,000       1,080

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
VIRGINIA--CONTINUED
  Chesapeake Water & Sewer
    Project, GO, 5.000%,
    12/01/19, Callable 12/01/14
    @ 101                             2,465       2,668
  Chesapeake, GO, 5.400%,
    12/01/08                          2,500       2,597
  Chesterfield County, Public
    Improvement, GO, 5.000%,
    01/01/14                          3,440       3,740
  Fairfax County Water
    Authority, RB, 6.000%,
    04/01/22, Callable 04/01/07
    @ 102                             5,590       5,765
  Fairfax County, GO, 5.000%,
    01/15/26, Callable 01/15/15
    @ 100                             1,000       1,066
  Fairfax County, Ser A, GO,
    5.000%, 04/01/16, Callable
    04/01/14 @ 100                    1,000       1,083
  Fauquier County Industrial
    Development Authority, RB,
    5.000%, 10/01/06, LOC:
    Radian                            1,180       1,180
  Front Royal & Warren County
    Development Authority, Ser
    B, RB, 5.000%, 04/01/23,
    Callable 04/01/14 @ 100           2,485       2,628
  Greater Richmond Convention
    Center Authority, Hotel Tax,
    Center Expansion Project,
    RB, 6.125%, 06/15/25,
    Callable 06/15/10 @ 101           1,240       1,361
  Greater Richmond Convention
    Center Authority, Hotel Tax,
    RB, 6.000%, 06/15/13,
    Callable 06/15/10 @ 101           3,185       3,482
  Greater Richmond Convention
    Center Authority, Hotel Tax,
    RB, 5.000%, 06/15/16,
    Callable 06/15/15 @ 100,
    MBIA                              2,855       3,092
  Greater Richmond Convention
    Center Authority, Hotel Tax,
    RB, 5.000%, 06/15/25,
    Callable 06/15/15 @ 100,
    MBIA                              1,000       1,061

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND -- CONTINUED

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
VIRGINIA--CONTINUED
  Hampton Golf Course, RB,
    6.000%, 12/01/12                    866         891
  Hampton, Ser A, GO, 5.500%,
    07/15/18, Callable 07/15/12
    @ 101                             1,275       1,403
  Hanover County Industrial
    Development Authority,
    Regional Medical Care
    Project, RB, 6.375%,
    08/15/18, MBIA                    6,100       7,169
  Henrico County Economic
    Development Authority,
    Residential Care Facilities,
    Ser A, RB, 4.250%, 06/01/07         525         527
  Henrico County Economic
    Development Authority,
    Residential Care Facilities,
    Ser A, RB, 5.000%, 06/01/10       1,000       1,028
  Henrico County Economic
    Development Authority,
    Residential Care Facilities,
    Ser A, RB, 6.500%, 06/01/22,
    Callable 06/01/12 @ 100           1,040       1,114
  Henrico County Economic
    Development Authority, Ser
    A, RB, 5.850%, 07/20/19,
    Callable 07/20/09 @ 102,
    GNMA                                400         427
  Henrico County Economic
    Development Authority, Ser
    A, RB, 5.900%, 07/20/29,
    Callable 07/20/09 @ 102,
    GNMA                                500         535
  Henrico County Industrial
    Development Authority, Bon
    Secours Health System, Ser
    B, RB, 5.150%, 06/01/07,
    Callable 11/20/06 @ 102,
    MBIA                              2,500       2,527
  Henrico County Industrial
    Development Authority,
    Regency 64, RB, AMT, 3.350%,
    03/01/16, Callable 11/20/06
    @ 100, LOC: First Union
    National Bank                       985         972

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
VIRGINIA--CONTINUED
  Henrico County Public
    Improvement, GO, 5.000%,
    01/15/08                          2,220       2,263
  Henry County Public Service
    Authority, Water & Sewer,
    RB, 5.250%, 11/15/13, FSA         1,500       1,645
  King George County Industrial
    Development Authority,
    Birchwood Power Partners,
    Ser A, RB, 3.850%, 10/01/24,
    LOC: Bank of Nova Scotia (b)        800         800
  Loudoun County Industrial
    Development Authority,
    Howard Hughes Medical
    Institute Project, Ser C,
    RB, 3.820%, 02/15/38 (b)          2,625       2,625
  Loudoun County Industrial
    Development Authority,
    Howard Hughes Medical
    Institute Project, Ser D,
    RB, 3.750%, 02/15/38 (b)            350         350
  Loudoun County Industrial
    Development Authority,
    Loudoun Hospital Center, RB,
    6.000%, 06/01/22,
    Prerefunded 06/01/12 @ 101        1,000       1,126
  Loudoun County Industrial
    Development Authority,
    Public Safety Facilities
    Lease, Ser A, RB, 5.250%,
    12/15/17, Callable 06/15/14
    @ 100, FSA                        1,110       1,214
  Loudoun County Industrial
    Development Authority,
    Residential Care Facilities,
    Ser A, RB, 6.000%, 08/01/24,
    Callable 08/01/14 @ 100           1,750       1,865
  Loudoun County Industrial
    Development Authority,
    Residential Care Facilities,
    Ser B, RB, 5.000%, 08/01/28,
    Callable 08/01/07 @ 101           1,100       1,113
  Loudoun County Public
    Improvement, Ser B, GO,
    5.000%, 06/01/17, Callable
    06/01/15 @ 100                    1,000       1,090

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND -- CONTINUED

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
VIRGINIA--CONTINUED
  Loudoun County Sanitation
    Authority, Water & Sewage,
    RB, 5.000%, 01/01/25,
    Callable 01/01/15 @ 100           3,165       3,365
  Loudoun County, Public
    Improvement, Ser B, GO,
    5.000%, 06/01/14                  3,500       3,817
  Loudoun County, Public
    Improvement, Ser B, GO,
    5.000%, 06/01/16, Callable
    06/01/15 @ 100                    4,635       5,069
  Louisa Industrial Development
    Authority, Pollution
    Control, Virginia Electric &
    Power Co., RB, 5.250%,
    12/01/08, Callable 11/08/06
    @ 101                               650         657
  Lynchburg Industrial
    Development Authority,
    Healthcare Facilities,
    Centra Health, RB, 5.200%,
    01/01/23, Prerefunded
    01/01/08 @ 101                    1,065       1,096
  Lynchburg, GO, 3.875%,
    07/15/08, Callable 07/15/07
    @ 100                             2,985       2,993
  Montgomery County Industrial
    Development Authority, RB,
    5.500%, 01/15/18, Callable
    01/15/12 @ 101, AMBAC             1,865       2,036
  New Kent County Economic
    Development Authority,
    School & Governmental
    Projects, RB, 5.000%,
    02/01/18, Callable 02/01/17
    @ 100, FSA                        2,225       2,427
  Newport News Redevelopment &
    Housing Authority, RB,
    5.850%, 12/20/30, Callable
    08/20/07 @ 102, GNMA                500         515
  Newport News, GO, 5.250%,
    07/01/15                          3,000       3,340
  Peninsula Ports Authority,
    Residential Care Facility,
    Ser A, RB, 7.375%, 12/01/23,
    Callable 12/01/13 @ 100           4,520       5,535

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
VIRGINIA--CONTINUED
  Peninsula Ports Authority,
    Residential Care Facility,
    Ser C, RB, 5.375%, 12/01/21,
    Callable 12/01/16 @ 100           1,000       1,027
  Peninsula Ports Authority,
    Residential Care Facility,
    Ser C, RB, 5.375%, 12/01/26,
    Callable 12/01/16 @ 100           1,000       1,026
  Pittsylvania County, Ser B,
    GO, 5.625%, 03/01/15,
    Callable 03/01/11 @ 102,
    MBIA                              1,000       1,097
  Portsmouth, Ser A, GO, 5.000%,
    04/01/14                          2,005       2,177
  Portsmouth, Ser A, GO, 5.000%,
    07/01/15, MBIA                    2,285       2,498
  Prince William County
    Industrial Development
    Authority, ATCC Lease
    Project, RB, 5.250%,
    02/01/16                          1,055       1,169
  Prince Williams County, Ser A,
    COP, 4.250%, 09/01/09             1,000       1,018
  Richmond Industrial
    Development Authority,
    Student Housing, RB, 5.450%,
    01/01/21, Callable 01/01/11
    @ 102                             1,000       1,069
  Richmond Public Utility, RB,
    5.000%, 01/15/23, Callable
    01/15/15 @ 100, FSA               1,000       1,067
  Richmond, GO, 5.500%,
    01/15/12, Callable 01/15/11
    @ 101, FSA                        2,500       2,714
  Richmond, GO, 5.500%,
    01/15/15, Callable 01/15/11
    @ 101                             1,290       1,394
  Richmond, GO, 5.500%,
    01/15/18, Callable 01/15/11
    @ 101, FSA                        3,755       4,045
  Roanoke Industrial Development
    Authority, Carilion Health
    System, Ser A, RB, 5.750%,
    07/01/13, Callable 07/01/12
    @ 100                             2,000       2,202

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND -- CONTINUED

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
VIRGINIA--CONTINUED
  Roanoke Industrial Development
    Authority, Carilion Health
    System, Ser A, RB, 5.750%,
    07/01/14, Callable 07/01/12
    @ 100                             2,000       2,195
  Roanoke Industrial Development
    Authority, Carilion Health
    System, Ser A, RB, 5.500%,
    07/01/16, Callable 07/01/12
    @ 100, MBIA                       1,000       1,080
  Roanoke Industrial Development
    Authority, Carilion Health
    System, Ser A, RB, 5.500%,
    07/01/18, Callable 07/01/12
    @ 100, MBIA                       2,000       2,155
  Roanoke Industrial Development
    Authority, Carilion Health
    System, Ser A, RB, 5.500%,
    07/01/21, Callable 07/01/12
    @ 100, MBIA                       1,000       1,076
  Roanoke Industrial Development
    Authority, Carilion Health
    System, Ser C-2, RB, 3.800%,
    07/01/27, FSA (b)                 1,955       1,955
  Roanoke Public Improvement,
    Ser B, GO, 5.000%, 02/01/24,
    Callable 02/01/15 @ 101           2,500       2,693
  Russell County Industrial
    Development Authority,
    Pollution Control,
    Appalachian Power Co.
    Project, Ser I, RB, 2.700%,
    11/01/07, Mandatory Put
    11/01/06 @ 100                    1,000         999
  Southeastern Public Service
    Authority, Ser A, RB,
    5.100%, 07/01/08, MBIA            2,660       2,733
  Spotsylvania County Water &
    Sewer, RB, 5.000%, 06/01/15,
    FSA                               1,000       1,092
  Spotsylvania County Water &
    Sewer, RB, 5.000%, 06/01/26,
    FSA                               3,635       3,846

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
VIRGINIA--CONTINUED
  Suffolk Industrial Development
    Authority, Retirement
    Facilities, First
    Mortgage -- Lake Prince
    Center, RB, 5.150%,
    09/01/24, Callable 09/01/16
    @ 100                               725         732
  Tobacco Settlement Financing
    Corp., RB, 4.000%, 06/01/13       1,800       1,793
  Tobacco Settlement Financing
    Corp., RB, 5.250%, 06/01/19,
    Callable 06/01/15 @ 100           1,990       2,066
  Tobacco Settlement Financing
    Corp., RB, 5.500%, 06/01/26,
    Callable 06/01/15 @ 100           3,500       3,675
  University of Virginia, Ser A,
    RB, 3.720%, 06/01/34 (b)            500         500
  Upper Occoquan Sewer
    Authority, Regional Sewage,
    RB, 5.000%, 07/01/21,
    Callable 07/01/15 @ 100, FSA      1,000       1,075
  Upper Occoquan Sewer
    Authority, Regional Sewage,
    RB, 5.000%, 07/01/25,
    Callable 07/01/15 @ 100, FSA      1,000       1,066
  Virginia Beach Development
    Authority, Ser A, RB,
    5.375%, 08/01/16, Callable
    08/01/12 @ 100                    1,650       1,796
  Virginia Beach, Public
    Improvement, Ser B, GO,
    5.000%, 05/01/13                  2,500       2,700
  Virginia College Building
    Authority, Educational
    Facilities Project, RB,
    5.375%, 01/01/21, Callable
    01/01/16 @ 100                    3,090       3,541
  Virginia College Building
    Authority, Educational
    Facilities Project, Ser A,
    RB, 5.000%, 02/01/15,
    Callable 02/01/14 @ 100           4,510       4,866

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND -- CONTINUED

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
VIRGINIA--CONTINUED
  Virginia College Building
    Authority, Educational
    Facilities, 21st Century
    College, Ser B, RB, 3.860%,
    02/01/26, Callable 02/01/14
    @ 100, LOC: Wachovia Bank
    N.A. (b)                          1,000       1,000
  Virginia College Building
    Authority, Educational
    Facilities, Public Higher
    Education Financing Program,
    Ser A, RB, 5.000%, 09/01/10       4,245       4,473
  Virginia College Building
    Authority, Educational
    Facilities, RB, 4.375%,
    01/01/25, Callable 01/01/16
    @ 100                               215         216
  Virginia Commonwealth
    Transportation Board, North
    Virginia Transportation
    District, Ser A, RB, 5.000%,
    05/15/14                          3,000       3,261
  Virginia Commonwealth
    Transportation Board, Oak
    Grover Connector
    Transportation Program, Ser
    A, RB, 5.000%, 05/15/14           1,435       1,559
  Virginia Commonwealth
    Transportation Board, Ser A,
    RB, 5.375%, 05/15/12,
    Callable 05/15/11 @ 100           1,000       1,077
  Virginia Commonwealth
    Transportation Board, Ser A,
    RB, 5.000%, 09/28/15              1,000       1,095
  Virginia Housing Development
    Authority, Commonwealth
    Mortgage, Ser E, SubSer E-1,
    RB, AMT, 3.950%, 04/01/08         3,000       3,016
  Virginia Housing Development
    Authority, Commonwealth
    Mortgage, SubSer D1, RB,
    AMT, 4.000%, 01/01/09             2,000       2,012
  Virginia Housing Development
    Authority, Multifamily, Ser
    E, RB, AMT, 5.350%,
    11/01/11, Callable 01/01/08
    @ 102                             1,250       1,295

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
VIRGINIA--CONTINUED
  Virginia Housing Development
    Authority, Multifamily, Ser
    H, RB, AMT, 5.625%,
    11/01/18, Callable 11/01/09
    @ 100                             3,500       3,609
  Virginia Housing Development
    Authority, Multifamily, Ser
    I, RB, AMT, 4.875%,
    11/01/12, Callable 01/01/09
    @ 101                             1,950       1,997
  Virginia Polytechnic Institute
    & State University, Ser D,
    RB, 5.125%, 06/01/21,
    Callable 06/01/14 @ 101,
    AMBAC                             2,095       2,274
  Virginia Public School
    Authority, School Financing
    1997, Ser A, RB, 5.000%,
    08/01/24, Callable 08/01/14
    @ 100                             1,365       1,449
  Virginia Public School
    Authority, Ser B, RB,
    5.000%, 08/01/13, Callable
    08/01/10 @ 101                    2,910       3,076
  Virginia Resources Authority,
    Infrastructure, Pooled
    Financing Project, RB,
    5.000%, 11/01/22, Callable
    11/01/13 @ 100                    1,250       1,327
  Virginia Resources Authority,
    Infrastructure, Ser A, RB,
    5.800%, 05/01/30,
    Prerefunded 05/01/11 @ 101,
    MBIA                              1,500       1,632
  Virginia State Public Building
    Authority, Public
    Facilities, Ser C, RB,
    5.000%, 08/01/14                  2,000       2,173
  Virginia State Resource
    Authority, Senior
    Infrastructure, Ser B, RB,
    5.000%, 11/01/26, Callable
    11/01/14 @ 100                    2,185       2,321
  Winchester, Public
    Improvement, GO, 5.000%,
    11/01/18, Callable 11/01/15
    @ 100, FGIC                       2,580       2,804

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND -- CONCLUDED

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
VIRGINIA--CONTINUED
  York County Industrial
    Development Authority,
    Pollution Control Project,
    RB, 5.500%, 07/01/09,
    Callable 11/08/06 @ 101             740         749
                                               --------
                                                214,400
                                               --------
PUERTO RICO (1.9%)
  Puerto Rico Municipal
    Financial Agency, Ser A, GO,
    5.000%, 08/01/22, Callable
    08/01/15 @ 100, FSA               3,000       3,228
  Puerto Rico Public Building
    Authority, Ser C, RB,
    5.500%, 07/01/15, CIFG            1,025       1,158
                                               --------
                                                  4,386
                                               --------
Total Municipal Bonds (Cost
  $214,368)                                     219,861
                                               --------
MONEY MARKET (1.7%)
  Federated Virginia Municipal
    Cash Trust, 3.270%            3,803,968       3,804
                                               --------
Total Money Market
  (Cost $3,804)                                   3,804
                                               --------
Total Investments (Cost
  $218,172) (a) -- 99.0%                        223,665
Other assets in excess of
  liabilities -- 1.0%                             2,214
                                               --------
Net Assets -- 100.0%                           $225,879
                                               ========

---------------

(a)Cost for federal income tax purposes is $218,147
   (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation...................   $5,661
      Unrealized Depreciation...................     (143)
                                                   ------
      Unrealized Appreciation (Depreciation)....   $5,518
                                                   ======

(b)Variable rate security. Rate presented represents rate in effect at September 30, 2006. Maturity date represents actual maturity date.

AMBAC        --  Security insured by the American Municipal
                 Bond Assurance Corporation
AMT          --  Alternative Minimum Tax Paper
CIFG         --  Capitalized Interest Financial Guaranty
COP          --  Certificates of Participation
FGIC         --  Security insured by the Financial Guaranty
                 Insurance Company
FSA          --  Security insured by Financial Security
                 Assurance
GNMA         --  Security insured by the Government National
                 Mortgage Association
GO           --  General Obligation
LOC          --  Line of Credit
MBIA         --  Security insured by the Municipal Bond
                 Insurance Association
RB           --  Revenue Bond
Ser          --  Series

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

PRIME QUALITY MONEY MARKET FUND

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
CERTIFICATES OF DEPOSIT (10.9%)
BANKS (10.9%)
  Calyon, Inc. NY, 4.780%,
    01/12/07                       50,000        50,001
  Canadian Imperial Bank NY,
    5.300%, 01/29/07 (b)           50,000        50,000
  Credit Agricole SA, 4.805%,
    01/29/07                       50,000        50,000
  Credit Agricole SA, 5.545%,
    03/19/07                       50,000        50,001
  Credit Suisse NY, 4.800%,
    01/16/07                       39,000        39,001
  Credit Suisse NY, 5.210%,
    03/29/07                       50,000        50,001
  Depfa Bank PLC NY, 5.525%,
    08/08/07                       75,000        74,999
  Deutsche Bank AG, 4.805%,
    02/21/07                       75,000        74,980
  National City Bank, 5.380%,
    10/12/06 (b)                   50,000        50,001
  Nordea Bank Finland NY,
    4.820%, 01/30/07               50,000        50,001
  Royal Bank of Scotland NY,
    4.755%, 10/27/06               25,000        25,001
  Royal Bank of Scotland NY,
    4.840%, 01/30/07               50,000        50,000
  Societe Generale NY,
    5.320%, 11/30/06 (b)           50,000        50,000
  Societe Generale NY,
    5.380%, 06/01/07 (b)           50,000        50,000
  Societe Generale NY,
    5.230%, 09/27/07               50,000        50,005
  Swedbank, 4.865%, 02/02/07       50,000        50,001
  Wells Fargo Bank NA,
    5.300%, 01/19/07 (b)           50,000        50,000
                                             ----------
Total Certificates of Deposit
  (Cost $863,992)                               863,992
                                             ----------
COMMERCIAL PAPERS (33.4%)
BANKS (8.3%)
  ASB Bank Ltd., 5.357%,
    11/07/06 (c) (d)                6,600         6,564
  ASB Bank Ltd., 5.336%,
    12/07/06 (c) (d)               46,000        45,549
  Atlas Capital Funding
    Corp., 5.392%, 03/12/07
    (c) (d)                        36,700        35,836
  Bank of Ireland, 5.350%,
    02/20/07 (c) (d)               50,000        48,971

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
BANKS--CONTINUED
  Bank of Ireland, 5.465%,
    08/15/07 (c) (d)               50,000        47,712
  Depfa Bank PLC, 5.299%,
    11/22/06 (c) (d)               25,000        24,810
  DnB Nor Bank ASA, 5.185%,
    10/02/06 (c)                    8,044         8,043
  DnB Nor Bank ASA, 5.215%,
    11/16/06 (c)                   30,000        29,805
  DnB Nor Bank ASA, 5.399%,
    02/02/07 (c)                   50,000        49,092
  DnB Nor Bank ASA, 5.377%,
    06/08/07 (c)                   50,000        48,205
  DnB Nor Bank ASA, 5.276%,
    06/26/07 (c)                   50,000        48,111
  Fortis Banque Luxembourg,
    5.229%, 10/12/06 (c)           50,000        49,922
  HBOS Treasury Services PLC,
    5.356%, 10/16/06 (c)           50,000        49,890
  Spintab AB, 5.208%,
    10/17/06 (c)                   30,000        29,932
  Spintab AB, 5.330%,
    12/06/06 (c)                   61,085        60,497
  Spintab AB, 5.331%,
    12/07/06 (c)                   22,980        22,755
  Westpac Banking Corp.,
    5.372%, 12/12/06 (c) (d)       52,000        51,456
                                             ----------
                                                657,150
                                             ----------
DIVERSIFIED FINANCIAL SERVICES (23.7%)
  Alliance & Leicester PLC,
    5.429%, 11/02/06 (c) (d)      100,000        99,524
  Aquifer Funding LLC,
    5.313%, 10/04/06 (c) (d)       50,000        49,978
  Barton Capital LLC, 5.291%,
    10/04/06, LOC: Societe
    Genrale, AMBAC (c) (d)         42,534        42,515
  Bear Stearns & Co., Inc.,
    5.445%, 06/12/07 (b)           75,000        75,000
  Beethoven Funding Corp.,
    5.280%, 10/05/06, LOC:
    Dresdner Bank AG NY (c)
    (d)                             6,763         6,759
  Buckingham III LLC, 5.432%,
    10/02/06, LOC: Barclays
    Bank PLC (c) (d)               50,000        49,992

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

PRIME QUALITY MONEY MARKET FUND -- CONTINUED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--CONTINUED
  Buckingham III LLC, 5.307%,
    10/27/06, LOC: Barclays
    Bank PLC (c) (d)               12,634        12,586
  Chesham Finance LLC,
    5.338%, 12/01/06 (c) (d)       30,000        29,732
  Chesham Finance LLC,
    5.300%, 04/10/07 (b) (d)       50,000        49,992
  Chesham Finance LLC,
    5.280%, 07/25/07 (b) (d)       50,000        49,988
  Chesham Finance LLC,
    5.310%, 08/07/07 (b) (d)       75,000        74,981
  Cimarron Ltd., 5.315%,
    10/02/06 (c) (d)               37,597        37,591
  Cimarron Ltd., 5.321%,
    10/03/06 (c) (d)               12,638        12,634
  Citigroup Funding, Inc.,
    5.343%, 11/16/06 (c)           68,000        67,542
  Cullinan Finance Corp.,
    5.354%, 10/02/06 (c) (d)       55,000        54,992
  Cullinan Finance Corp.,
    5.372%, 11/14/06 (c) (d)       30,000        29,806
  Davis Square Funding V
    Corp., 5.401%, 10/11/06
    (c) (d)                        24,200        24,164
  Davis Square Funding V
    Corp., 5.462%, 10/27/06
    (c) (d)                        75,000        74,708
  Davis Square Funding V
    Corp., 5.430%, 11/02/06
    (c) (d)                        75,000        74,644
  Dresdner US Finance, Inc.,
    5.188%, 10/05/06 (c)            3,300         3,298
  Fairway Finance Corp.,
    5.434%, 11/01/06, LOC:
    Bank of Montreal (c) (d)       25,351        25,234
  Five Finance, Inc., 5.366%,
    11/13/06 (c) (d)               34,400        34,182
  Fountain Square Commercial
    Funding Corp., 5.324%,
    10/12/06 (c) (d)               25,000        24,960
  Grampian Funding LLC,
    5.227%, 11/10/06 (c) (d)       30,000        29,830
  Grampian Funding LLC,
    5.289%, 11/17/06 (c) (d)       75,000        74,495

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--CONTINUED
  Grampian Funding LLC,
    5.318%, 03/27/07, LOC:
    HBOS Treasury Services
    PLC (c) (d)                    50,000        48,727
  Irish Life & Permanent PLC,
    5.197%, 10/18/06 (c) (d)       24,500        24,441
  Irish Life & Permanent PLC,
    5.361%, 11/09/06 (c) (d)       30,000        29,828
  Irish Life & Permanent PLC,
    5.351%, 11/15/06 (c) (d)       50,000        49,670
  Irish Life & Permanent PLC,
    5.554%, 12/13/06 (c) (d)       50,000        49,451
  Irish Life & Permanent PLC,
    5.355%, 01/08/07 (c) (d)       50,000        49,277
  Irish Life & Permanent PLC,
    5.353%, 04/04/07 (c) (d)       10,000         9,733
  Ixis Commercial Paper,
    5.252%, 01/03/07 (c) (d)        8,500         8,387
  KFW International Finance,
    Inc., 5.438%, 03/21/07
    (c) (d)                        31,000        30,225
  Klio III Funding Corp.,
    5.454%, 10/20/06 (c) (d)       60,188        60,019
  Lexington Parker Capital
    Corp., 5.280%, 10/05/06
    (c) (d)                         5,073         5,070
  Lexington Parker Capital
    Corp., 5.376%, 03/01/07
    (c) (d)                        75,000        73,352
  Lexington Parker Capital
    Corp., 5.372%, 03/06/07
    (c) (d)                        80,743        78,913
  Mane Funding Corp., 5.352%,
    11/09/06 (c) (d)               73,494        73,074
  Mane Funding Corp., 5.320%,
    12/12/06 (c) (d)               19,150        18,949
  Merrill Lynch & Co., Inc.,
    5.487%, 05/01/07 (c)           50,000        48,448
  Scaldis Capital LLC,
    5.294%, 10/02/06, LOC:
    Fortis Bank SA (c) (d)          9,617         9,616
  Scaldis Capital LLC,
    5.292%, 10/25/06, LOC:
    Fortis Bank SA (c) (d)         15,094        15,041

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

PRIME QUALITY MONEY MARKET FUND -- CONTINUED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--CONTINUED
  Sigma Finance, Inc.,
    5.506%, 12/12/06 (c) (d)       36,000        35,612
  Solitaire Funding LLC,
    5.208%, 10/23/06 (c) (d)       30,000        29,907
  Whistlejacket Capital Ltd.,
    5.280%, 10/05/06 (c) (d)       17,553        17,543
                                             ----------
                                              1,874,410
                                             ----------
INSURANCE (0.4%)
  Swiss RE Financial Services
    Corp., 4.795%, 10/20/06
    (c) (d)                        35,000        34,914
                                             ----------
RETAIL (0.5%)
  Wal-Mart Funding Corp.,
    5.439%, 10/24/06 (c) (d)       35,834        35,711
                                             ----------
TRANSPORTATION (0.5%)
  United Parcel Service,
    Inc., 5.250%, 07/31/07
    (c) (d)                        15,500        14,844
  United Parcel Service,
    Inc., 5.347%, 08/31/07
    (c) (d)                        25,000        23,822
                                             ----------
                                                 38,666
                                             ----------
Total Commercial Papers (Cost
  $2,640,851)                                 2,640,851
                                             ----------
CORPORATE BONDS (49.4%)
AUTOMOBILE ABS (0.0%)
  Nissan Auto Receivables
    Owner Trust, Ser 2006-A,
    Cl A1, 4.663%, 02/15/07         3,881         3,881
                                             ----------
BANKS (9.0%)
  Bank of New York Co., Inc.,
    5.386%, 10/26/07 (b) (d)       25,000        25,000
  Barclays Bank PLC NY,
    5.320%, 06/04/07 (b)           50,000        50,000
  Marshall & Ilsley Bank,
    5.176%, 12/15/06               50,000        50,036
  National Australia Bank,
    5.300%, 10/05/07 (b) (d)       75,000        75,000
  National City Bank
    Cleveland, 5.295%,
    01/22/07 (b)                   50,000        50,000
  National City Bank
    Cleveland, 5.315%,
    09/18/07 (b)                  100,000        99,985

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
BANKS--CONTINUED
  Northern Rock PLC, 5.330%,
    10/05/07 (b) (d)               50,000        50,000
  Royal Bank of Canada,
    5.300%, 10/01/07 (b) (d)       75,000        75,000
  Skandianaviska Enskil
    Banken, 5.320%, 10/09/07
    (b) (d)                        50,000        50,000
  Wachovia Bank NA, 5.280%,
    12/04/06 (b)                   17,000        17,000
  Wachovia Corp., 5.485%,
    12/08/06 (b)                   50,000        50,006
  Wells Fargo & Co., 5.380%,
    10/02/07 (b)                   10,000        10,000
  Wells Fargo & Co., 5.340%,
    10/15/07 (b) (d)               50,000        50,000
  Westpac Banking Corp.,
    5.300%, 10/16/07 (b) (d)       60,000        60,000
                                             ----------
                                                712,027
                                             ----------
COMPUTERS (0.3%)
  IBM Corp., 5.320%, 10/05/07
    (b) (d)                        25,000        25,000
                                             ----------
DIVERSIFIED FINANCIAL SERVICES (39.1%)
  Alliance & Leicester PLC,
    5.310%, 10/05/07 (b) (d)       30,000        30,000
  American Express Credit
    Corp., 5.430%, 10/05/07
    (b)                            90,000        90,000
  Atlas Capital Funding
    Corp., 5.320%, 07/10/07
    (b) (d)                        50,000        49,996
  Atlas Capital Funding
    Corp., 5.320%, 07/16/07
    (b) (d)                        75,000        75,000
  Atlas Capital Funding
    Corp., 5.340%, 09/10/07
    (b) (d)                        50,000        50,000
  Bear Stearns & Co., Inc.,
    5.320%, 04/25/07 (b)           41,000        41,000
  Bear Stearns & Co., Inc.,
    5.364%, 10/26/07 (b)          125,000       125,001
  Beta Finance, Inc., 5.305%,
    02/06/07 (b) (d)               75,000        74,997
  Beta Finance, Inc., 5.308%,
    02/08/07 (b) (d)               30,000        29,999
  Beta Finance, Inc., 5.308%,
    05/22/07 (b) (d)               50,000        49,997
  CC USA, Inc, 5.420%,
    09/24/07 (d)                   50,000        50,000

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

PRIME QUALITY MONEY MARKET FUND -- CONTINUED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--CONTINUED
  CC USA, Inc., 5.310%,
    05/18/07 (b) (d)               50,000        49,997
  Cheyne Finance LLC, 5.317%,
    02/26/07 (b) (d)               50,000        49,999
  Cheyne Finance LLC, 5.317%,
    03/26/07 (b) (d)               50,000        49,999
  Cheyne Finance LLC, 5.323%,
    05/15/07 (b) (d)               50,000        49,996
  Cheyne Finance LLC, 5.317%,
    08/15/07 (b) (d)               30,000        29,996
  Cheyne Finance LLC, 5.325%,
    08/20/07 (b) (d)               50,000        49,992
  Cullinan Finance Corp.,
    5.170%, 01/25/07 (d)           50,000        50,000
  Cullinan Finance Corp.,
    5.290%, 03/15/07 (b) (d)       50,000        49,999
  Cullinan Finance Corp.,
    5.280%, 04/25/07 (d)           50,000        50,000
  Dorada Finance, Inc.,
    5.308%, 01/12/07 (b) (d)       50,000        49,999
  Dorada Finance, Inc.,
    5.308%, 02/14/07 (b) (d)       50,000        49,998
  Dorada Finance, Inc.,
    5.305%, 05/17/07 (b) (d)       50,000        49,997
  Five Finance, Inc., 5.305%,
    02/28/07 (b) (d)               50,000        49,998
  Five Finance, Inc., 5.310%,
    05/22/07 (b) (d)               50,000        49,997
  Five Finance, Inc., 5.310%,
    05/25/07 (b) (d)               50,000        49,997
  General Electric Capital
    Corp., 5.455%, 07/09/07
    (b)                            69,000        69,000
  Goldman Sachs Group, Inc.,
    5.660%, 10/27/06 (b)           29,315        29,319
  Goldman Sachs Group, Inc.,
    5.380%, 10/15/07 (b) (d)      100,000       100,000
  Household Finance Corp.,
    5.750%, 01/30/07               22,500        22,570
  K2 (USA) LLC, 5.410%,
    12/04/06 (b) (d)               50,000        50,000
  K2 (USA) LLC, 5.320%,
    12/08/06 (b) (d)               50,000        49,999
  K2 (USA) LLC, 5.310%,
    01/11/07 (b) (d)               15,000        15,000

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--CONTINUED
  K2 (USA) LLC, 5.310%,
    02/08/07 (b) (d)               60,000        59,998
  K2 (USA) LLC, 5.530%,
    08/15/07 (d)                   50,000        50,000
  Liberty Light US Capital,
    5.320%, 05/11/07 (b) (d)       50,000        50,000
  Liberty Light US Capital,
    5.315%, 05/18/07 (b) (d)       50,000        49,997
  Liberty Light US Capital,
    5.320%, 09/14/07 (b) (d)      100,000        99,990
  Liquid Funding Ltd.,
    5.310%, 11/17/06 (b) (d)       30,000        29,999
  Liquid Funding Ltd.,
    5.364%, 11/28/06 (b) (d)       40,000        40,000
  Liquid Funding Ltd.,
    5.345%, 12/29/06 (b) (d)       15,000        14,999
  Liquid Funding Ltd.,
    5.315%, 03/15/07 (b) (d)       50,000        49,996
  Merrill Lynch & Co.,
    5.310%, 10/24/07 (b)           50,000        50,000
  Merrill Lynch & Co.,
    5.390%, 10/04/07 (b)           30,000        30,000
  Morgan Stanley, 5.320%,
    02/26/07 (b)                   50,000        50,000
  Morgan Stanley, 5.390%,
    10/15/07 (b)                   75,000        75,000
  Morgan Stanley, 5.460%,
    10/15/07 (b)                   48,500        48,500
  Sigma Finance, Inc.,
    5.445%, 11/06/06 (b) (d)       50,000        50,001
  Sigma Finance, Inc.,
    5.420%, 12/05/06 (b) (d)       50,000        50,000
  Sigma Finance, Inc.,
    5.320%, 01/16/07 (b) (d)       30,000        30,000
  Sigma Finance, Inc.,
    5.185%, 05/15/07 (b) (d)       50,000        50,000
  Stanfield Victoria LLC,
    4.920%, 01/26/07 (d)           40,000        40,000
  Stanfield Victoria LLC,
    5.320%, 06/05/07 (b) (d)       25,000        24,999
  Stanfield Victoria LLC,
    5.670%, 06/20/07 (d)           50,000        50,000
  Stanfield Victoria LLC,
    5.330%, 08/01/07 (b) (d)      100,000        99,992
  Toyota Motor Credit Corp.,
    Ser B, 5.135%, 04/26/07
    (b)                            50,000        50,000

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

PRIME QUALITY MONEY MARKET FUND -- CONTINUED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--CONTINUED
  Whistlejacket Capital Ltd.,
    5.320%, 01/12/07 (b) (d)       30,000        29,999
  Whistlejacket Capital Ltd.,
    5.320%, 01/17/07 (b) (d)       75,000        74,997
  Whistlejacket Captial Ltd.,
    5.315%, 02/06/07 (b) (d)       50,000        49,999
  Whistlejacket Captial Ltd.,
    5.320%, 03/12/07 (b) (d)       50,000        49,998
                                             ----------
                                              3,080,306
                                             ----------
INSURANCE (0.4%)
  Lincoln National Corp.,
    5.390%, 10/17/07 (b) (d)       35,000        35,000
                                             ----------
RETAIL (0.6%)
  Wal-Mart Stores, Inc.,
    5.877%, 06/01/07               50,000        50,162
                                             ----------
Total Corporate Bonds (Cost
  $3,906,376)                                 3,906,376
                                             ----------
MASTER NOTE (2.7%)
BANKS (2.7%)
  Bank of America Corp.,
    5.445% (b) (e)                210,035       210,035
                                             ----------
Total Master Note (Cost
  $210,035)                                     210,035
                                             ----------
MONEY MARKET FUND (2.2%)
  Federated Prime Value Money
    Market Fund, 5.210%           175,000       175,000
                                             ----------
Total Money Market Fund (Cost
  $175,000)                                     175,000
                                             ----------
REPURCHASE AGREEMENTS (1.0%)
  Bear Stearns & Co., Inc.,
    5.285%, dated 09/29/06,
    to be repurchased on
    10/02/06, repurchase
    price $18,381
    (collateralized by U.S.
    Government Agencies; DN,
    due 08/01/36; total
    market value $18,741)          18,373        18,373

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
  BNP Paribas, 5.235%, dated
    09/29/06, to be
    repurchased on 10/02/06,
    repurchase price $8,079
    (collateralized by U.S.
    Government Agencies;
    DN -- 6.750%, due
    10/25/06 -- 11/01/25;
    total market value
    $8,237)                         8,075         8,075
  Lehman Brothers, Inc.,
    5.255%, dated 09/29/06,
    to be repurchased on
    10/02/06, repurchase
    price $25,461
    (collateralized by U.S.
    Government Agencies;
    5.000%, due 07/01/20;
    total market value
    $25,958)                       25,450        25,449
  Merrill Lynch & Co., Inc.,
    5.255%, dated 09/29/06,
    to be repurchased on
    10/02/06, repurchase
    price $5,455
    (collateralized by U.S.
    Government Agencies;
    5.125% -- 6.000%, due
    11/20/24 -- 03/15/34;
    total market value
    $5,561)                         5,452         5,452
  Morgan Stanley, 5.255%,
    dated 09/29/06, to be
    repurchased on 10/02/06,
    repurchase price $15,671
    (collateralized by U.S.
    Government Agencies;
    4.500% -- 8.000%, due
    05/01/18 -- 03/01/36;
    total market value
    $19,115)                       15,665        15,665

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

PRIME QUALITY MONEY MARKET FUND -- CONCLUDED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
  UBS Warburg LLC, 5.275%,
    dated 09/29/06, to be
    repurchased on 10/02/06,
    repurchase price $4,100
    (collateralized by U.S.
    Government Agencies;
    5.500%, due 02/15/34;
    total market value
    $4,181)                         4,098         4,098
                                             ----------
Total Repurchase Agreements
  (Cost $77,112)                                 77,112
                                             ----------
Total Investments (Cost
  $7,873,366) (a) -- 99.6%                    7,873,366
Other assets in excess of
  liabilities -- 0.4%                            32,129
                                             ----------
Net Assets -- 100.0%                         $7,905,495
                                             ==========

---------------

(a) Aggregate cost for federal income tax and financial reporting purposes is the same.

(b) Variable rate security. Rate presented represents rate in effect at September 30, 2006. Maturity date represents actual maturity date.

(c) Rate represents the effective yield at purchase.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e) Perpetual Maturity

Cl    -- Class

DN    -- Discount Note

LLC   -- Limited Liability Company

PLC   -- Public Limited Company

Ser   -- Series

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

TAX-EXEMPT MONEY MARKET FUND

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
MUNICIPAL BONDS (99.7%)
ALABAMA (0.9%)
  Birmingham-Carraway Special
    Care Facilities Financing
    Authority, Carraway
    Methodist Health Project,
    Ser A, RB, 3.950%,
    08/15/28, LOC: AmSouth
    Bank (b)                        1,700         1,700
  Cherokee Industrial
    Development Board, The
    BOC Group Project, RB,
    3.750%, 04/01/08, LOC:
    Wachovia Bank of Georgia
    (b) (c)                         3,500         3,500
  Marion Educational Building
    Authority, Judson College
    Project, RB, 3.800%,
    01/01/33, LOC: SouthTrust
    Bank N.A. (b)                   6,455         6,455
  Stevenson Industrial
    Development Board,
    Environmental Improvement
    Revenue, Mead Corp.
    Project, RB, 3.740%,
    11/01/16, LOC: JP Morgan
    Chase Bank (b)                  5,000         5,000
                                             ----------
                                                 16,655
                                             ----------
ALASKA (1.8%)
  Alaska State Housing
    Finance Corp., Housing
    Development, Ser D, RB,
    3.670%, 06/01/37, MBIA
    (b)                             2,000         2,000
  Valdez Marine Terminal,
    Exxon Pipeline Co.
    Project, RB, 3.750%,
    10/01/25 (b)                   15,000        15,000
  Valdez Marine Terminal,
    ExxonMobil Project, RB,
    3.750%, 12/01/29 (b)           15,000        15,000
                                             ----------
                                                 32,000
                                             ----------
CALIFORNIA (3.8%)
  Bay Area Toll Authority,
    California Toll Bridge,
    San Francisco Bay Toll,
    Ser D-1, RB, 3.470%,
    04/01/45, XLCA (b)             15,000        15,000

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
CALIFORNIA--CONTINUED
  California Statewide
    Communities Development
    Authority, Multifamily
    Housing, Ser PT-3072, RB,
    AMT, 3.840%, 08/01/29,
    LOC: Merrill Lynch
    Capital Services, Inc.
    (b) (c)                         2,000         2,000
  Culver City School
    Facilities Financing
    Authority, Ser PT-3263,
    RB, 3.770%, 08/01/24, FSA
    (b) (c)                         4,980         4,980
  Golden State Tobacco
    Securitization Corp., Ser
    B, RB, 3.800%, 06/01/45,
    AMBAC (c)                      12,500        12,500
  Los Angeles Unified School
    District, Ser PT-3191,
    GO, 3.770%, 07/01/25,
    Callable 07/01/15 @ 100,
    FGIC (b) (c)                    7,980         7,980
  Pajaro Valley Unified
    School District, Ser
    PT-2779, GO, 3.770%,
    08/01/22, Callable
    08/01/15 @ 100, FSA (b)
    (c)                             4,980         4,980
  San Francisco City & County
    Housing Authority,
    Valencia Gardens Housing,
    RB, AMT, 3.730%,
    09/01/49, LOC: Citibank
    N.A. (b)                       20,000        20,000
  San Francisco City &
    County, Ser PT-3017, GO,
    3.770%, 06/15/25,
    Callable 06/15/12 @ 102,
    MBIA (c)                        1,000         1,000
                                             ----------
                                                 68,440
                                             ----------
COLORADO (1.3%)
  Adams County, Mutifamily
    Housing, Ser PT-3389, RB,
    3.780%, 01/01/26, FNMA
    (b) (c)                         3,500         3,500
  Arkansas River Power
    Authority, Ser PT-3550,
    RB, 3.770%, 10/01/26,
    XLCA (b) (c)                    4,000         4,000

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

TAX-EXEMPT MONEY MARKET FUND -- CONTINUED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
COLORADO--CONTINUED
  Colorado Housing & Finance
    Authority, St. Moritz
    Project, Ser H, RB,
    3.750%, 10/15/16, FNMA
    (b)                             5,315         5,315
  Regional Transit District,
    Ser A, RB, 3.780%,
    11/01/11, Callable
    11/01/13 @ 100, AMBAC (b)
    (c)                            10,000        10,000
                                             ----------
                                                 22,815
                                             ----------
CONNECTICUT (0.3%)
  Connecticut, Ser PA-720 R,
    GO, 3.760%, 06/15/11,
    Callable 06/15/10 @ 100,
    LOC: Merrill Lynch
    Capital Services, Inc.
    (b) (c)                         5,000         5,000
                                             ----------
DISTRICT OF COLUMBIA (1.4%)
  District of Columbia Water
    & Sewer Authority, Public
    Utility, Ser PT-3494, RB,
    3.770%, 10/01/18,
    Callable 04/01/09 @ 160,
    FSA (b) (c)                    10,000        10,000
  District of Columbia,
    Planned Parenthood
    Project, RB, 3.740%,
    12/01/29, LOC: Bank of
    America N.A. (b)                6,245         6,245
  District of Columbia, The
    Phillips Collection
    Issue, RB, 3.740%,
    08/01/33, LOC: Bank of
    America N.A. (b)                5,400         5,400
  District of Columbia,
    Thurgood Marshall Center
    Trust, RB, 3.780%,
    11/01/27, LOC: Branch
    Banking & Trust Co. (b)         3,345         3,345
                                             ----------
                                                 24,990
                                             ----------

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
FLORIDA (8.0%)
  Broward County Housing
    Finance Authority,
    Multifamily Housing, Ser
    PT-703, RB, 3.760%,
    09/01/26, FHLMC (b) (c)        14,000        14,000
  De Soto County Industrial
    Development, Tremron
    Project, RB, 3.880%,
    11/01/15, LOC: Branch
    Banking & Trust Co. (b)         3,800         3,800
  Florida Department of
    Environmental Protection,
    Preservation, Ser
    PT-3335, RB, 3.780%,
    07/01/24, Callable
    07/01/15 @ 101, MBIA (b)
    (c)                            19,960        19,960
  Florida Housing Finance
    Agency, Bainbridge
    Project, Ser M, RB, AMT,
    3.760%, 12/01/25, FNMA
    (b)                             6,170         6,170
  Florida Housing Finance
    Corp., Multifamily
    Housing, Northbridge
    Apartments, Ser V-1, RB,
    AMT, 3.750%, 06/15/36,
    LOC: Bank of America N.A.
    (b)                             5,000         5,000
  Florida Housing Finance
    Corp., Ser MT-169, RB,
    3.250%, 10/01/32, FHLMC
    (c)                            12,750        12,750
  Florida Housing Finance
    Corp., St. Andrews Pointe
    Apartments Project, Ser
    E-1, RB, AMT, 3.730%,
    06/15/36, FNMA (b)              8,515         8,515
  Hillsborough County
    Industrial Development
    Authority, Independent
    Day School Project, RB,
    3.790%, 09/01/26, LOC:
    Bank of America N.A. (b)        1,900         1,900

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

TAX-EXEMPT MONEY MARKET FUND -- CONTINUED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
FLORIDA--CONTINUED
  Lake County School Board,
    Ser PA-1321, COP, 3.780%,
    06/01/30, Callable
    06/01/15 @ 100, AMBAC (b)
    (c)                             2,000         2,000
  Manatee County St.,
    Stephens Upper School
    Project, RB, 3.740%,
    11/01/25, LOC: Bank of
    America N.A. (b)                3,200         3,200
  Miami-Dade County
    Industrial Development
    Authority, Gulliver
    Schools Project, RB,
    3.760%, 09/01/29, LOC:
    Bank of America N.A. (b)        6,950         6,950
  Orange County Housing
    Finance Authority,
    Charleston Club
    Apartments Project, Ser
    A, RB, AMT, 3.760%,
    07/15/34, FNMA (b)              7,000         7,000
  Orange County Housing
    Finance Authority,
    Multifamily Housing,
    Lakeside Pointe
    Apartments, Ser B, RB,
    AMT, 3.760%, 05/15/38,
    LOC: Bank of America N.A.
    (b)                             5,500         5,500
  Santa Rosa County Health
    Facilities Authority,
    Baptist Hospital, Inc.
    Project, RB, 3.740%,
    10/01/21, LOC: Bank of
    America N.A. (b)                7,700         7,700
  Sarasota County Health
    Facility Authority, Bay
    Village Project, RB,
    3.760%, 12/01/23, LOC:
    Bank of America N.A. (b)
    (c)                             4,100         4,100
  Tampa Bay Water Utility
    System, Regional Water
    Supply Authority, RB,
    AMT, 3.790%, 10/01/31,
    LOC: Bank of America N.A.
    (b)                             9,100         9,100

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
FLORIDA--CONTINUED
  University of North Florida
    Foundation, Inc., Parking
    Systems Project, RB,
    3.780%, 05/01/28, LOC:
    First Union National Bank
    (b)                             5,300         5,300
  Volusia County Housing
    Finance Authority, Ser MT
    151, RB, 3.780%,
    11/15/20, AMBAC (b) (c)        21,045        21,045
                                             ----------
                                                143,990
                                             ----------
GEORGIA (1.6%)
  Atlanta Airport, Ser 313,
    RB, AMT, 3.810%,
    01/01/18, Callable
    01/01/10 @ 101, FGIC (b)
    (c)                             3,335         3,335
  Bulloch County Development
    Authority, Ser PT-2594,
    RB, 3.780%, 08/01/26,
    Callable 08/01/15 @ 100,
    XLCA (b) (c)                    4,080         4,080
  Cobb County Development
    Authority, Kennesaw State
    University Project, RB,
    3.750%, 11/01/18, AMBAC
    (b)                             4,820         4,820
  Houston County Development
    Authority, Clean Control
    Corp. Project, RB, AMT,
    3.880%, 06/01/20, LOC:
    Branch Banking & Trust
    Co. (b)                         2,450         2,450
  Metropolitan Atlanta Rapid
    Transit Authority, Ser
    SG-57, RB, 3.770%,
    07/01/20, AMBAC (b) (c)         5,000         5,000
  Newnan Development
    Authority, Multifamily
    Housing, Club at Newnan
    Crossing Project, RB,
    AMT, 3.750%, 09/15/36,
    LOC: Bank of America N.A.
    (b)                               800           800

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

TAX-EXEMPT MONEY MARKET FUND -- CONTINUED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
GEORGIA--CONTINUED
  Savannah Economic
    Development Authority,
    Exempt Facilities --
    Consolidated Utilities,
    Inc. Project, RB, AMT,
    3.880%, 12/01/19, LOC:
    Branch Banking & Trust
    Co. (b) (c)                     2,090         2,090
  Savannah Economic
    Development Authority,
    Kennickell Printing Co.
    Project, RB, AMT, 3.880%,
    09/01/11, LOC: Branch
    Banking & Trust Co. (b)         1,195         1,195
  Toombs County Hospital
    Authority, Meadows
    Regional Medical Center
    Project, RB, 3.780%,
    12/01/17, LOC: Branch
    Banking & Trust Co. (b)         4,500         4,500
                                             ----------
                                                 28,270
                                             ----------
HAWAII (0.8%)
  Hawaii State Airport
    System, Ser PA-1110, RB,
    AMT, 3.810%, 07/01/09,
    FGIC (b) (c)                    4,995         4,995
  Hawaii, Ser PT-3196, GO,
    3.780%, 07/01/17,
    Callable 7/01/15 @ 100,
    AMBAC (b) (c)                  10,000        10,000
                                             ----------
                                                 14,995
                                             ----------
ILLINOIS (10.7%)
  Bloomington-Normal Airport
    Authority, GO, 3.900%,
    01/01/12, LOC: Bank One
    N.A. (b)                          600           600
  Chicago Airport Special
    Facilities, Centerpoint
    O'Hare LLC Project, RB,
    AMT, 3.850%, 09/01/32,
    LOC: Bank One N.A. (b)
    (c)                             2,800         2,800
  Chicago Midway Airport, Ser
    SG 97, RB, 3.770%,
    01/01/22, Callable
    01/01/07 @ 101, MBIA (b)
    (c)                             3,000         3,000

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
ILLINOIS--CONTINUED
  Chicago O'Hare
    International Airport,
    General Airport 2nd Lien,
    Ser B, RB, 3.770%,
    01/01/22, LOC: Societe
    Generale (b)                   15,000        15,000
  Chicago O'Hare
    International Airport,
    General Airport 2nd Lien,
    Ser B, RB, 3.690%,
    01/01/15, LOC: Societe
    Generale (b)                    5,800         5,800
  Chicago Waterworks, Merlots
    Project, Ser A 02, GO,
    3.370%, 11/01/30 (b) (c)       14,905        14,905
  Chicago, Merlots Project,
    Ser WWW, GO, 3.780%,
    01/01/22, AMBAC (b) (c)        11,000        11,000
  Illinois Educational
    Facilities Authority,
    Chicago Children's Museum
    Project, RB, 3.850%,
    02/01/28, LOC: Bank One
    N.A. (b)                        1,600         1,600
  Illinois Educational
    Facilities Authority,
    Museum of Science &
    Industry Project, RB,
    3.850%, 11/01/15, LOC:
    Northern Trust Co. (b)          4,200         4,200
  Illinois Finance Authority,
    Alexian Brothers Health
    Project, RB, 3.720%,
    04/01/35, LOC: Bank One
    N.A. (b)                       31,000        31,000
  Illinois Finance Authority,
    Resurrection Health, Ser
    C, RB, 3.730%, 05/15/35,
    LOC: Lasalle Bank N.A.
    (b)                            39,310        39,310
  Illinois Health Facilities
    Authority, Advocate
    Health Care Project, Ser
    B, RB, 3.750%,
    08/15/22 (b)                    1,900         1,900

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

TAX-EXEMPT MONEY MARKET FUND -- CONTINUED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
ILLINOIS--CONTINUED
  Illinois Housing
    Development Authority,
    Center Apartments
    Project, RB, 3.690%,
    01/01/08, FSA (b)               8,200         8,200
  Illinois Regional
    Transportation Authority,
    Ser PT-3518, RB, 3.770%,
    06/01/27, FSA (b) (c)          13,000        13,000
  Illinois State, Merlots
    Project, Ser B04, GO,
    3.780%, 12/01/24,
    Callable 01/01/12 @ 100,
    FSA (b) (c)                     7,220         7,220
  Jackson-Union Counties
    Regional Port District,
    Port Facilities, Enron
    Transportation Services,
    RB, 3.750%, 04/01/24,
    LOC: Wachovia Bank N.A.
    (b)                             5,225         5,225
  Lockport Industrial
    Development, Panduit
    Corp. Project, RB, AMT,
    3.850%, 04/01/25, LOC:
    Fifth Third Bank (b) (c)        2,000         2,000
  Macon County, Millikin
    University Project, RB,
    3.750%, 10/01/28, AMBAC
    (b)                             5,050         5,050
  Naperville, Heritage YMCA
    Group, Inc. Project, RB,
    3.740%, 12/01/29, LOC:
    Fifth Third Bank (b)            6,800         6,800
  Regional Transportation
    Authority, Ser PT-2398,
    RB, 3.770%, 06/01/34, FSA
    (b) (c)                        10,000        10,000
  Savanna Industrial
    Development, Metform
    Corp. Project, Ser A, RB,
    AMT, 3.880%, 05/01/14,
    LOC: Bank One N.A. (b)            500           500

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
ILLINOIS--CONTINUED
  Savanna Industrial
    Development, Metform
    Corp. Project, Ser B, RB,
    AMT, 3.850%, 06/01/09,
    LOC: Bank One N.A. (b)          1,400         1,400
  Wheeling Industrial
    Development, Circuit
    Service, Inc. Project,
    RB, AMT, 3.850%,
    04/01/18, LOC: Bank One
    Illinois N.A. (b) (c)           1,400         1,400
                                             ----------
                                                191,910
                                             ----------
INDIANA (3.4%)
  Elkhart County Economic
    Development, Holly Park,
    Inc. Project, RB, AMT,
    3.850%, 02/01/10, LOC:
    Bank One Indiana N.A. (b)
    (c)                             1,100         1,100
  Evansville Vanderburgh
    Public Leasing Corp., Ser
    PT-2694, RB, 3.780%,
    01/15/24, Callable
    07/15/15 @ 100, AMBAC (b)
    (c)                             2,000         2,000
  Fort Wayne Economic
    Development, Notre Dame
    Technical Project, RB,
    AMT, 3.880%, 07/01/09,
    LOC: Bank One N.A. (b)
    (c)                             1,000         1,000
  Indiana Bond Bank, RB,
    3.780%, 02/01/22,
    Callable 02/01/15 @ 100,
    FGIC (b) (c)                    5,130         5,130
  Indiana Development Finance
    Authority, Christel House
    Project, RB, 3.740%,
    02/01/23, LOC: Fifth
    Third Bank (b)                  6,255         6,255
  Indiana Development Finance
    Authority, Culver
    Educational Foundation
    Project, RB, 3.800%,
    01/01/32, LOC: Northern
    Trust Co. (b)                  12,700        12,700

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

TAX-EXEMPT MONEY MARKET FUND -- CONTINUED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
INDIANA--CONTINUED
  Indiana Development Finance
    Authority, Indiana
    Historical Society
    Project, RB, 3.780%,
    08/01/31, LOC: Bank One
    Indiana N.A. (b) (c)            1,200         1,200
  Indiana Health Facility
    Financing Authority,
    Clarian Health Partners,
    Inc. Project, Ser B, RB,
    3.770%, 02/15/26, LOC:
    JPMorgan Chase & Co. (b)        2,000         2,000
  La Porte County Economic
    Development, Pedcor
    Investments-Woodland
    Project, RB, AMT, 3.860%,
    10/01/29, FHLB (b)              1,200         1,200
  Marion Economic
    Development, Wesleyan
    University Project, RB,
    3.740%, 06/01/36, LOC:
    Bank of America N.A. (b)       10,000        10,000
  Marshall County Economic
    Development, Culver
    Educational Foundation
    Project, RB, 3.800%,
    01/01/35, LOC: Bank One
    N.A. (b)                        8,300         8,300
  MSD Warren Township Vision
    2005 School Building
    Corp., Merlots Project,
    Ser A52, RB, 3.780%,
    07/15/20, FGIC (b) (c)          6,595         6,595
  West Clark 2000 School
    Building Corp., Ser
    PT-2631, RB, 3.780%,
    01/15/23, Callable
    01/15/15 @ 100, MBIA (b)
    (c)                             2,985         2,985
                                             ----------
                                                 60,465
                                             ----------

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
IOWA (0.3%)
  Iowa Higher Education Loan
    Authority, Private
    College-Graceland
    Project, RB, 3.790%,
    02/01/33, LOC: Bank of
    America N.A. (b)                3,600         3,600
  Sac County Industrial,
    Evapco, Inc. Project, RB,
    AMT, 3.840%, 07/01/16,
    LOC: Bank of America N.A.
    (b)                             2,180         2,180
                                             ----------
                                                  5,780
                                             ----------
KENTUCKY (0.1%)
  Campbell County Industrial
    Building, Hospital
    Imaging Co., Inc.
    Project, RB, 3.760%,
    04/01/20, LOC: Fifth
    Third Bank (b) (c)              2,585         2,585
                                             ----------
MARYLAND (2.3%)
  Maryland Community
    Development
    Administration,
    Department of Housing &
    Community Development,
    People's Resource Center,
    Ser C, RB, AMT, 3.750%,
    09/01/35, LOC: Lloyds TSB
    Bank PLC (b)                   15,040        15,040
  Maryland State Economic
    Development Corp., YMCA
    of Central Maryland, Inc.
    Project, RB, 3.780%,
    04/01/28, LOC: Branch
    Banking & Trust Co. (b)         3,700         3,700
  Maryland State, Ser PA-816,
    GO, 3.760%, 03/01/12,
    LOC: Merrill Lynch
    Capital Services, Inc.
    (b) (c)                         5,995         5,995

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

TAX-EXEMPT MONEY MARKET FUND -- CONTINUED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
MARYLAND--CONTINUED
  Montgomery County Housing
    Opportunities Commission,
    Multifamily Housing
    Development, Ser C, RB,
    3.700%, 07/01/37, LOC:
    Depfa Bank PLC (b)              1,000         1,000
  Montgomery County Housing
    Opportunities Commission,
    Single Family Mortgage,
    Ser C, RB, 3.520%,
    10/26/07, FHA                   6,705         6,705
  Montgomery County, Bond
    Anticipation Notes, Ser
    A, GO, 3.860%, 06/01/26,
    LOC: Dexia Credit Local
    (b)                             8,200         8,200
                                             ----------
                                                 40,640
                                             ----------
MASSACHUSETTS (4.8%)
  Massachusetts Bay
    Transportation Authority,
    Sales Tax, Ser PT-2581,
    RB, 3.760%, 07/01/26,
    LOC: Dexia Credit Local
    (b) (c)                        29,900        29,900
  Massachusetts Housing
    Finance Agency, Ser
    PA-1333, RB, AMT, 3.770%,
    07/01/25, Callable
    07/01/13 @ 100, FSA (b)
    (c)                            22,165        22,165
  Massachusetts State Special
    Obligations, Dedicated
    Tax, Ser PT-3050, RB,
    3.760%, 01/01/30, FGIC
    (b) (c)                        24,905        24,905
  Massachusetts State, Ser
    PT-1390, GO, 3.760%,
    03/01/10, FSA (b) (c)           9,890         9,890
                                             ----------
                                                 86,860
                                             ----------
MICHIGAN (0.6%)
  ABN Amro Munitops
    Certificate Trust, Ser
    2004-2, RB, AMT, 3.640%,
    12/20/11, GNMA (b) (c)          9,780         9,780

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
MICHIGAN--CONTINUED
  Michigan Housing
    Development Authority,
    Rental Housing, Ser A,
    RB, AMT, 3.750%,
    10/01/39, FGIC (b)                 50            50
  Oakland County Economic
    Development Corp., Moody
    Family Ltd. Project, RB,
    AMT, 3.950%, 09/01/12,
    LOC: Bank One Michigan
    (b) (c)                           500           500
                                             ----------
                                                 10,330
                                             ----------
MISSISSIPPI (0.3%)
  Mississippi Development
    Bank, Special Obligation,
    Ser PT-3303, RB, 3.780%,
    12/01/27, Callable
    12/01/15 @ 100, AMBAC (b)
    (c)                             5,000         5,000
                                             ----------
MISSOURI (0.2%)
  Carthage Industrial
    Development Authority,
    Schreiber Project, RB,
    AMT, 3.850%, 11/01/10,
    LOC: First National Bank
    (b) (c)                         3,100         3,100
  Missouri State
    Environmental Improvement
    & Energy Resource
    Authority, Utilicorp
    United, Inc. Project, RB,
    AMT, 3.850%, 05/01/28,
    LOC: Toronto Dominion
    Bank (b)                          700           700
                                             ----------
                                                  3,800
                                             ----------
NEVADA (0.6%)
  Nevada State, Ser 344, GO,
    3.780%, 05/15/28,
    Callable 05/15/08 @ 100,
    FGIC (b) (c)                    5,495         5,495
  Nevada State, Ser SG-114,
    3.770%, 03/01/27 (b)            5,000         5,000
                                             ----------
                                                 10,495
                                             ----------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

TAX-EXEMPT MONEY MARKET FUND -- CONTINUED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
NEW JERSEY (7.7%)
  Jersey City, Ser PT-2865,
    GO, 3.770%, 05/15/22,
    Callable 05/15/15 @ 100,
    AMBAC (b) (c)                   5,000         5,000
  New Jersey Economic
    Development Authority,
    Ser 1533, RB, 3.770%,
    06/15/10, MBIA (b) (c)         16,100        16,100
  New Jersey Economic
    Development Authority,
    Ser PT-1532, RB, 3.770%,
    12/15/14, MBIA (b) (c)         10,570        10,570
  New Jersey Economic
    Development Authority,
    Ser PT-2847, RB, 3.760%,
    09/01/22, MBIA (b) (c)         39,695        39,695
  New Jersey State
    Transportation Trust Fund
    Authority, Ser MT-072,
    RB, 3.760%, 12/15/23,
    AMBAC (b) (c)                   3,700         3,700
  New Jersey State Turnpike
    Authority, Ser PT-2843,
    RB, 3.760%, 01/01/30, FSA
    (b) (c)                        30,540        30,540
  New Jersey State, Ser
    PT-2742, GO, 3.760%,
    07/15/19, Callable
    12/01/15 @ 100, AMBAC (b)
    (c)                            12,480        12,480
  New Jersey Transportation
    Trust Fund Authority, Ser
    PA-802, RB, 3.770%,
    12/15/09, FSA (b) (c)          10,000        10,000
  New Jersey Transportation
    Trust Fund Authority, Ser
    PT-2494, RB, 3.760%,
    12/15/23, AMBAC (b) (c)         9,980         9,980
                                             ----------
                                                138,065
                                             ----------
NEW YORK (12.4%)
  Jay Street Development
    Corp., Facility Lease,
    Ser A-2, RB, 3.660%,
    05/01/22, LOC: Depfa Bank
    PLC (b)                         5,900         5,900

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
NEW YORK--CONTINUED
  Long Island Power
    Authority, Electric
    System, Ser PA-1150, RB,
    3.770%, 09/01/33, CIFG
    (b) (c)                         5,000         5,000
  Metropolitan Transportation
    Authority, Ser G, RB,
    3.790%, 11/01/26, LOC:
    BNP Paribas (b)                15,000        15,000
  Metropolitan Transportation
    Authority, Ser-1040, RB,
    3.770%, 11/15/20,
    Callable 11/15/12 @ 100,
    FGIC (b) (c)                   30,770        30,770
  New York City Housing
    Development Corp., Morris
    Avenue Apartments, Ser A,
    RB, AMT, 3.750%,
    10/15/38, LOC: HSBC Bank
    USA N.A. (b)                   21,000        21,000
  New York City Housing
    Development Corp., Ser
    PT-2753, RB, 3.770%,
    07/01/25, Callable
    07/01/15 @ 100, FGIC (b)
    (c)                             2,250         2,250
  New York City Housing
    Development Corp., State
    Renaissance LLC, Ser A,
    RB, AMT, 3.740%,
    06/01/37, FHLMC (b)            25,000        25,000
  New York City Municipal
    Water Finance Authority,
    Ser SGB-27, RB, 3.760%,
    06/15/24, FSA (b) (c)           2,600         2,600
  New York City Municipal
    Water Finance Authority,
    Water & Sewer System, Ser
    PA-1327, RB, 3.770%,
    06/15/38, Callable
    06/15/13 @ 100, LOC:
    Merrill Lynch Capital
    Services, Inc. (b) (c)         25,000        25,000

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

TAX-EXEMPT MONEY MARKET FUND -- CONTINUED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
NEW YORK--CONTINUED
  New York City Municipal
    Water Finance Authority,
    Water & Sewer System, Ser
    PA-523, RB, 3.770%,
    06/15/30, Callable
    06/15/07 @ 101, FGIC (b)
    (c)                            32,740        32,740
  New York City, Ser PT-2712,
    GO, 3.770%, 08/01/25,
    Callable 08/01/15 @ 100,
    FGIC (b) (c)                   13,925        13,925
  New York State Dormitory
    Authority, Secondary
    Issues, Ser PT-2645, RB,
    3.770%, 03/15/17,
    Callable 03/15/15 @ 100,
    AMBAC (b) (c)                   9,920         9,920
  New York State Dormitory
    Authority, Ser PA-784R,
    RB, 3.770%, 08/15/22,
    MBIA (b) (c)                    7,000         7,000
  New York State Dormitory
    Authority, Ser PT-746,
    RB, 3.400%, 10/01/17,
    Callable 12/14/06 @ 100,
    MBIA (b) (c)                    1,495         1,495
  New York, Ser PT-2878, GO,
    3.770%, 04/01/25,
    Callable 04/01/15 @ 100,
    CIFG (b) (c)                    3,885         3,885
  New York, Ser PT-3069, GO,
    3.770%, 08/01/25,
    Callable 08/01/15 @ 100,
    LOC: Merrill Lynch
    Capital Services, Inc.
    (b) (c)                         5,000         5,000
  Sales Tax Asset Receivables
    Corp., Ser PT-2450, RB,
    3.770%, 10/15/25,
    Callable 10/15/14 @ 100,
    MBIA (b) (c)                   14,940        14,940

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
NEW YORK--CONTINUED
  Southeast Industrial
    Development Agency,
    Unilock New York, Inc.
    Project, RB, AMT, 3.850%,
    12/01/12, LOC: Bank One
    N.A. (b) (c)                    1,800         1,800
                                             ----------
                                                223,225
                                             ----------
NORTH CAROLINA (3.3%)
  Charlotte Airport,
    Charlotte-Douglas
    International, Ser A, RB,
    AMT, 3.800%, 07/01/17,
    MBIA (b)                        3,300         3,300
  Cleveland County Family
    YMCA, Inc. Recreational
    Facilities, RB, 3.780%,
    08/01/18, LOC: Branch
    Banking & Trust (b) (c)         2,200         2,200
  Forsyth County,
    Communications System
    Project, COP, 3.780%,
    10/01/12, LOC: Wachovia
    Bank N.A. (b)                   9,070         9,070
  Guilford County Industrial
    Facilities & Pollution
    Control Financing, YMCA
    of Greensboro, Inc.
    Project, RB, 3.780%,
    02/01/23, LOC: Branch
    Banking & Trust Co. (b)         4,600         4,600
  North Carolina Medical Care
    Commission Healthcare
    Facilities, University
    Eastern Carolina, Ser C2,
    RB, 3.750%, 12/01/36,
    AMBAC (b)                      21,000        21,000
  North Carolina Medical Care
    Commission, Health Care
    Facilities, Friends Homes
    Project, RB, 3.750%,
    09/01/33, LOC: Bank of
    America N.A. (b)                6,670         6,670

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

TAX-EXEMPT MONEY MARKET FUND -- CONTINUED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
NORTH CAROLINA--CONTINUED
  North Carolina Medical Care
    Commission, Health Care
    Facilities, Lutheran
    Services for the Aging
    Project, RB, 3.750%,
    03/01/28, LOC: Branch
    Banking & Trust Co. (b)         7,935         7,935
  North Carolina Medical Care
    Commission, North
    Carolina Baptist
    Hospitals Project, Ser B,
    RB, 3.720%, 06/01/22,
    LOC: Wachovia Bank of
    North Carolina (b)              1,200         1,200
  North Carolina Medical Care
    Commission, Westcare
    Health Systems
    Obligation, Ser A, RB,
    3.780%, 09/01/22, LOC:
    Branch Banking & Trust
    Co. (b)                         4,200         4,200
                                             ----------
                                                 60,175
                                             ----------
OHIO (0.6%)
  Ohio State Higher
    Educational Facility
    Commission, Pooled
    Financing Project, RB,
    3.630%, 09/01/18, LOC:
    Fifth Third Bank (b)            3,220         3,220
  Rickenbacker Port
    Authority, YMCA of
    Central Ohio Project, RB,
    3.830%, 05/01/22, LOC:
    Fifth Third Bank (b)            7,000         7,000
                                             ----------
                                                 10,220
                                             ----------
OTHER (10.7%)
  Eagle Tax-Exempt Trust, Ser
    20001001, Cl A, GO,
    3.790%, 07/01/15,
    Callable 07/01/10 @ 100,
    LOC: Citibank N.A. (b)
    (c)                             7,025         7,025
  Eagle Tax-Exempt Trust, Ser
    991301, GO, 3.790%,
    06/01/25, FSA (b) (c)           9,900         9,900

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
OTHER--CONTINUED
  Municipal Securities Pool
    Trust Receipts, Ser SG
    P-18, RB, 3.870%,
    01/01/35, LOC: Societe
    Generale (b) (c)                  800           800
  Municipal Securities Pool
    Trust Receipts, Ser SG-PG
    17, 3.870%, 06/01/34 (b)
    (c)                             2,815         2,815
  Munimae TE Bond Subsidiary
    LLC, Ser PT-3264, RB,
    3.830%, 11/15/25, LOC:
    Merrill Lynch Capital
    Services, Inc. (b) (c)         10,000        10,000
  Munimae Trust, Ser PT-616,
    RB, AMT, 3.820%,
    12/17/06, FHLMC (b) (c)         5,000         5,000
  Puttable Floating Rate
    Option, Tax-Exempt
    Receipts, Ser EC-001, RB,
    3.990%, 10/01/35, LOC:
    Merrill Lynch Capital
    Services, Inc. (b) (c)         28,025        28,025
  Puttable Floating Rate
    Option, Tax-Exempt
    Receipts, Ser PPT-1001,
    Cl D, 3.100%,
    03/01/40 (b) (c)                8,540         8,540
  Puttable Floating Rate
    Option, Tax-Exempt
    Receipts, Ser PPT-1001,
    Cl I, 3.840%,
    03/01/40 (b) (c)                8,520         8,520
  Puttable Floating Rate
    Option, Tax-Exempt
    Receipts, Ser PPT-1003,
    Cl A, 3.400%,
    01/01/32 (b) (c)               19,220        19,220
  Puttable Floating Rate
    Option, Tax-Exempt
    Receipts, Ser PPT-1003,
    Cl B, 3.840%,
    01/01/32 (b) (c)               55,735        55,735

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

TAX-EXEMPT MONEY MARKET FUND -- CONTINUED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
OTHER--CONTINUED
  Puttable Floating Rate
    Option, Tax-Exempt
    Receipts, Ser PPT-34,
    4.250%, 12/01/29 (b) (c)       30,000        30,000
  Puttable Floating Rate
    Option, Tax-Exempt
    Receipts, Ser PPT-36, Cl
    A, 3.870%, 01/01/27 (b)
    (c)                             2,505         2,505
  Puttable Floating Rate
    Option, Tax-Exempt
    Receipts, Ser PPT-39, Cl
    A, RB, AMT, 3.870%,
    10/01/39 (b) (c)                3,920         3,920
                                             ----------
                                                192,005
                                             ----------
PENNSYLVANIA (4.4%)
  Cambria County Industrial
    Development Authority,
    Cambria Cogen Co.
    Project, Ser A-1, RB,
    AMT, 3.900%, 12/01/28,
    LOC: Bayerische Hypo-Und
    Vereinsbank (b)                 7,125         7,125
  Delaware County Industrial
    Development Authority,
    Airport Authority
    Facilities Revenue,
    United Parcel Service
    Project, RB, 3.780%,
    12/01/15 (b)                   25,000        25,000
  Delaware River Port
    Authority, Ser PA 965,
    RB, 3.770%, 01/01/10, FSA
    (b) (c)                         5,920         5,920
  Delaware Valley Regional
    Finance Authority, Local
    Government, Ser PA-1028,
    RB, 3.770%, 01/01/14,
    LOC: Merrill Lynch
    Capital Services, Inc.
    (b) (c)                        12,000        12,000
  Delaware Valley Regional
    Finance Authority, Local
    Government, Ser PA-1041R,
    RB, 3.770%, 07/01/32,
    LOC: Merrill Lynch
    Capital Services, Inc.
    (b) (c)                        19,990        19,990

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
PENNSYLVANIA--CONTINUED
  Philadelphia Authority for
    Industrial Development,
    Chemical Heritage
    Foundation Project, RB,
    3.750%, 07/01/27, LOC:
    Wachovia Bank N.A. (b)          8,610         8,610
                                             ----------
                                                 78,645
                                             ----------
PUERTO RICO (0.3%)
  Puerto Rico, Floater -- TRS
    Trust Ser 2006 FR/RI
    Lehman Brothers, Inc. as
    Trustor Underwriter, Ser
    K19, GO, 3.530%,
    07/01/16, MBIA (b) (c)          4,500         4,500
                                             ----------
SOUTH CAROLINA (3.5%)
  Columbia Waterworks & Sewer
    System, Ser PT-2861, RB,
    3.780%, 02/01/24,
    Callable 02/01/15, FSA
    (b) (c)                         2,000         2,000
  Patriots Energy Group, Gas
    Facilities, Ser A, RB,
    3.740%, 06/01/36, CIFG
    (b)                            10,000        10,000
  South Carolina Educational
    Facilities Authority,
    Charleston Southern
    University Project, RB,
    3.740%, 04/01/28, LOC:
    Bank of America N.A. (b)        5,345         5,345
  South Carolina Educational
    Facilities Authority,
    Newberry College Project,
    RB, 3.780%, 09/01/35,
    LOC: Branch Banking &
    Trust Co. (b)                   8,000         8,000
  South Carolina
    Jobs-Economic Development
    Authority, DCS
    Diversified Coating
    Systems, Inc. Project,
    RB, AMT, 3.880%,
    04/01/17, LOC: Branch
    Banking & Trust Co. (b)         2,095         2,095

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

TAX-EXEMPT MONEY MARKET FUND -- CONTINUED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
SOUTH CAROLINA--CONTINUED
  South Carolina
    Jobs-Economic Development
    Authority, Sargent Metal
    Fabricators, Inc.
    Project, RB, AMT, 3.880%,
    11/01/22, LOC: Branch
    Banking & Trust Co. (b)         2,410         2,410
  South Carolina
    Jobs-Economic Development
    Authority, USC
    Development Foundation
    Project, RB, 3.780%,
    12/01/10, LOC: Branch
    Banking & Trust Co. (b)         6,000         6,000
  South Carolina
    Jobs-Economic Development
    Authority, YMCA of
    Beaufort County Project,
    RB, 3.780%, 12/01/24,
    LOC: Branch Banking &
    Trust Co. (b)                   3,310         3,310
  South Carolina State
    Housing Finance &
    Development Authority,
    Ser PT-1272, RB, 3.830%,
    12/15/30, LOC: Merrill
    Lynch Capital Services,
    Inc. (b) (c)                   10,000        10,000
  South Carolina State
    School, Ser PT-1225, GO,
    3.760%, 01/01/12               10,000        10,000
  University of South
    Carolina Development
    Foundation, RB, 3.780%,
    12/01/10, LOC: Branch
    Banking & Trust Co. (b)         4,000         4,000
                                             ----------
                                                 63,160
                                             ----------
TENNESSEE (2.1%)
  Covington Industrial
    Development Board, Charms
    Co. Project, RB, AMT,
    3.880%, 06/01/27, LOC:
    Bank of America N.A. (b)        3,000         3,000

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
TENNESSEE--CONTINUED
  Knox County Industrial
    Development Board,
    Educational Services of
    America Project, RB,
    3.780%, 12/01/22, LOC:
    Branch Banking & Trust
    Co. (b)                         3,315         3,315
  Metropolitan Government,
    Nashville & Davidson
    County Health &
    Educational Facilities
    Board, Nashville
    Christian School Project,
    RB, 3.800%, 09/01/23,
    LOC: SouthTrust Bank N.A.
    (b)                             1,460         1,460
  Tennessee Energy
    Acquisition Corp., Ser
    PA-1395, 3.790%,
    09/01/21, LOC: Merrill
    Lynch Capital Services,
    Inc. (b) (c)                   15,000        15,000
  Volunteer State Student
    Funding Corp., Student
    Loan, Ser A-3, RB,
    3.810%, 12/01/17, LOC:
    Bank of America N.A. (b)       15,000        15,000
                                             ----------
                                                 37,775
                                             ----------
TEXAS (3.1%)
  Brazos County Health
    Facility Development
    Corp., Ser MT-181, RB,
    3.810%, 01/01/19, LOC:
    Merrill Lynch Capital
    Services, Inc. (b) (c)         30,630        30,630
  Eclipse Funding Trust,
    Texas Southmost College
    District, Ser 2006-0061,
    GO, 3.770%, 02/15/26,
    Callable 02/15/15 @ 100,
    AMBAC (b) (c)                  10,000        10,000
  Garland Electric System,
    Ser PT-2677, RB, 3.780%,
    03/01/25, Callable
    03/01/14 @ 100, FSA (b)
    (c)                             3,000         3,000

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

TAX-EXEMPT MONEY MARKET FUND -- CONTINUED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
TEXAS--CONTINUED
  Houston Water & Sewer
    System, Ser SG-78, RB,
    3.770%, 12/01/25 (b)            8,835         8,835
  Lower Colorado River
    Authority, Merlots
    Project, Ser ZZZ, RB,
    3.780%, 01/01/28, FSA (b)
    (c)                             3,500         3,500
                                             ----------
                                                 55,965
                                             ----------
VIRGINIA (6.1%)
  ABN Amro Munitops
    Certificate Trust, Ser
    2003-33, RB, 3.770%,
    04/01/11, MBIA (b) (c)          5,370         5,370
  Capital Region Airport
    Commission, Richmond
    International Airport,
    Ser C, RB, AMT, 3.790%,
    07/01/23, AMBAC (b)             5,000         5,000
  Clarke County Industrial
    Development Authority,
    Powhatan School District
    Project, RB, 3.780%,
    09/01/22, LOC: Branch
    Banking & Trust Co. (b)         1,360         1,360
  Danville-Pittsylvania
    Regional Industrial
    Facility Authority,
    Institute of Advanced
    Research Project, RB,
    3.780%, 08/01/12, LOC:
    Branch Banking & Trust
    Co. (b)                         1,635         1,635
  Fairfax County Economic
    Development Authority,
    Public Broadcasting
    Services Project, RB,
    3.730%, 07/01/40, LOC:
    Bank of America N.A. (b)        7,500         7,500
  Fairfax County Industrial
    Development Authority,
    Inova Health Systems
    Project, RB, 3.670%,
    01/01/30 (b)                   33,000        33,000

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
VIRGINIA--CONTINUED
  Farmville Industrial
    Development Authority,
    Educational Facilities,
    Longwood Student Housing,
    Ser B, RB, 3.730%,
    09/01/36, LOC: Bank of
    America N.A. (b)                5,340         5,340
  Front Royal & Warren County
    Industrial Development
    Authority, Warren
    Memorial Hospital
    Project, RB, 3.780%,
    05/01/23, LOC: Branch
    Banking & Trust Co. (b)         2,835         2,835
  Louisa County Industrial
    Development Authority,
    University of Virginia
    Health Services
    Foundation Project, RB,
    3.700%, 10/01/30, LOC:
    First Union National Bank
    (b)                             3,000         3,000
  Norfolk Redevelopment &
    Housing Authority,
    Student Housing Project,
    RB, 3.740%, 07/01/34,
    LOC: Bank of America N.A.
    (b)                             7,000         7,000
  Shenandoah County
    Industrial Development
    Authority, Hospital
    Facilities, Shenandoah
    Memorial Hospital, RB,
    3.780%, 11/01/14, LOC:
    Branch Banking & Trust
    Co. (b)                           915           915
  Virginia Beach Development
    Authority, Production
    Road Ventures Project,
    RB, AMT, 3.850%,
    09/01/16, LOC: Wachovia
    Bank N.A. (b)                     900           900

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

TAX-EXEMPT MONEY MARKET FUND -- CONTINUED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
VIRGINIA--CONTINUED
  Virginia Biotechnology
    Research Park Authority,
    United Network of Organ
    Sharing Project, RB,
    3.750%, 04/01/27, LOC:
    Wachovia Bank N.A. (b)          6,485         6,485
  Virginia College Building
    Authority, Shenandoah
    University Project, RB,
    3.760%, 05/01/32, LOC:
    Branch Banking & Trust
    Co. (b)                         3,000         3,000
  Virginia Housing
    Development Authority,
    Commonwealth Mortgage,
    Ser PA-1310R, RB, 3.760%,
    07/01/36, Callable
    07/01/11 @ 100, MBIA (b)
    (c)                            19,905        19,905
  Virginia State Public
    School Authority, Ser
    PT-1619, RB, 3.760%,
    08/01/08, LOC: Merrill
    Lynch Capital Services,
    Inc. (b) (c)                    2,455         2,455
  Williamsburg Industrial
    Development Authority,
    Colonial Williamsburg
    Project, RB, 3.750%,
    10/01/35, LOC: First
    Union National Bank (b)         4,220         4,220
                                             ----------
                                                109,920
                                             ----------
WASHINGTON (1.7%)
  King County Housing
    Authority, Ser PT-2185,
    RB, 3.760%, 09/20/42 (b)        5,475         5,475
  King County Sewer, Ser
    PA-1071, RB, 3.780%,
    01/01/10, FSA (b) (c)           7,495         7,495
  Seattle Certificates, Ser
    348, GO, 3.780%,
    12/15/28, Callable
    12/15/08 @ 100, LOC:
    Morgan Stanley Dean
    Witter (b) (c)                  4,495         4,495

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
WASHINGTON--CONTINUED
  Washington Public Power
    Supply System, Nuclear
    Power Project No. 1, Ser
    1A-1, RB, 3.750%,
    07/01/17, LOC: Bank of
    America N.A. (b)                3,345         3,345
  Washington State, Merlots
    Project, Ser B23, GO,
    3.780%, 12/01/25,
    Callable 06/01/13 @ 100,
    MBIA (b) (c)                   10,000        10,000
                                             ----------
                                                 30,810
                                             ----------
WISCONSIN (0.6%)
  ABN AMRO Munitops
    Certificates Trust, Ser
    2004-49, GO, 3.790%,
    05/01/12, FSA (b) (c)           9,400         9,400
  Appleton Industrial
    Development, Pro Label
    Project, RB, AMT, 3.950%,
    11/01/12, LOC: Bank One
    N.A. (b) (c)                      585           585
  Germantown Industrial, J.W.
    Speaker Corp. Project,
    RB, AMT, 3.950%,
    08/01/11, LOC: Bank One
    Milwaukee N.A. (b) (c)            420           420
  Oconomowoc Industrial
    Development, Quest
    Technologies Project, RB,
    AMT, 3.850%, 05/01/18,
    LOC: Bank One Wisconsin
    (b) (c)                         1,120         1,120
                                             ----------
                                                 11,525
                                             ----------
Total Municipal Bonds (Cost
  $1,791,010)                                 1,791,010
                                             ----------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

TAX-EXEMPT MONEY MARKET FUND -- CONCLUDED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
MONEY MARKET FUNDS (0.3%)
  Federated Tax-Free
    Obligations Fund, 3.550%      766,507           767
  Goldman Sachs Financial
    Square Funds
    Tax Free Money Market
    Fund, 3.570%                4,779,058         4,779
                                             ----------
Total Money Market Funds
  (Cost $5,546)                                   5,546
                                             ----------
Total Investments (Cost
  $1,796,556) (a) -- 100.0%                   1,796,556
Other assets in excess of
  liabilities -- 0.0%                               413
                                             ----------
Net Assets -- 100.0%                         $1,796,969
                                             ==========

---------------

(a)Aggregate cost for federal income tax and financial reporting purposes is the same.

(b)Variable rate security. Rate presented represents rate in effect at September 30, 2006. Maturity date represents actual maturity date.

(c)Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

AMBAC    -- Security insured by the American Municipal
            Bond Assurance Corporation

AMT      -- Alternative Minimum Tax Paper

CIFG     -- Capitalized Interest Financial Guaranty

Cl       -- Class

COP      -- Certificates of Participation

FGIC     -- Security insured by the Financial Guaranty
            Insurance Company

FHA      -- Security insured by the Federal Housing
            Associaton

FHLB     -- Security insured by the Federal Home Loan
            Bank

FHLMC    -- Security insured by Freddie Mac

FNMA     -- Security insured by Fannie Mae

FSA      -- Security insured by Financial Security
            Assurance

GNMA     -- Security insured by the Government National
            Mortgage Association

GO       -- General Obligation

LLC      -- Limited Liability Corporation

LOC      -- Line of Credit

MBIA     -- Security insured by the Municipal Bond
            Insurance Association

PLC      -- Public Limited Company

RB       -- Revenue Bond

Ser      -- Series

XLCA     -- Security insured by XL Capital Assurance, Inc.

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

--------------------------------------------------------
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
U.S. GOVERNMENT AGENCIES (51.0%)
FANNIE MAE (11.7%)
  5.256%, 10/04/06 (c)               20,000       19,992
  4.728%, 12/01/06 (c)               10,000        9,924
  4.646%, 12/29/06 (c)               20,000       19,780
  5.157%, 03/30/07 (c)               15,000       14,631
  5.511%, 06/01/07 (c)               10,000        9,646
  5.267%, 08/31/07 (c)               10,000        9,535
                                                --------
                                                  83,508
                                                --------
FEDERAL FARM CREDIT BANK (11.9%)
  5.260%, 12/28/06 (b)               15,000       15,000
  5.250%, 02/01/07 (b)               50,000       50,000
  5.250%, 06/06/07 (b)               20,000       20,002
                                                --------
                                                  85,002
                                                --------
FEDERAL HOME LOAN BANK (19.2%)
  4.990%, 11/16/06 (b)               15,000       15,000
  5.402%, 01/10/07 (c)               15,000       14,779
  5.250%, 02/02/07                    8,300        8,300
  5.085%, 02/08/07 (b)               15,000       15,000
  5.085%, 02/15/07 (b)               20,000       20,000
  5.250%, 03/01/07 (b)               10,000       10,000
  5.230%, 03/21/07 (b)               30,000       29,999
  5.240%, 04/25/07 (b)               10,000       10,000
  5.555%, 08/15/07, Callable
    02/15/07 @ 100                    4,500        4,504
  5.400%, 10/26/07, Callable
    12/29/06 @ 100                    9,600        9,600
                                                --------
                                                 137,182
                                                --------
FREDDIE MAC (8.2%)
  4.741%, 12/12/06 (c)               15,000       14,867
  4.951%, 02/06/07 (c)               10,000        9,831
  4.960%, 03/06/07 (c)               15,000       14,692
  5.403%, 03/19/07 (c)               10,000        9,755
  5.246%, 04/17/07 (c)               10,000        9,725
                                                --------
                                                  58,870
                                                --------
Total U.S. Government Agencies
  (Cost $364,562)                                364,562
                                                --------

--------------------------------------------------------
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
REPURCHASE AGREEMENTS (50.3%)
  Bear Stearns & Co., Inc.,
    5.285%, dated 09/29/06, to be
    repurchased on 10/02/06,
    repurchase price $77,438
    (collateralized by U.S.
    Government Agencies; DN, due
    07/01/36-08/01/36; total
    market value $78,953)            77,404       77,404
  BNP Paribas, 5.235%, dated
    09/29/06, to be repurchased
    on 10/02/06, repurchase price
    $60,835 (collateralized by
    U.S. Government Agencies;
    DN-7.100%, due
    10/16/06-07/15/36; total
    market value $62,025)            60,808       60,808
  Lehman Brothers, Inc., 5.255%,
    dated 09/29/06, to be
    repurchased on 10/02/06,
    repurchase price $44,520
    (collateralized by U.S.
    Government Agencies; 5.000%,
    due 07/01/20; total market
    value $45,390)                   44,501       44,501
  Merrill Lynch & Co., Inc.,
    5.255%, dated 09/29/06, to be
    repurchased on 10/02/06,
    repurchase price $13,691
    (collateralized by U.S.
    Government Agencies; 5.000%,
    due 08/15/33; total market
    value $13,960)                   13,685       13,685
  Morgan Stanley, 5.255%, dated
    09/29/06, to be repurchased
    on 10/02/06, repurchase price
    $39,971 (collateralized by
    U.S. Government Agencies;
    5.500%, due 02/01/34; total
    market value $40,752)            39,953       39,953

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND -- CONCLUDED

--------------------------------------------------------
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
  UBS Warburg LLC, 5.275%, dated
    09/29/06, to be repurchased
    on 10/02/06, repurchase price
    $122,791 (collateralized by
    U.S. Government Agencies;
    5.500%-6.000%, due
    07/15/32-02/15/34; total
    market value $125,192)          122,737      122,738
                                                --------
Total Repurchase Agreements (Cost
  $359,089)                                      359,089
                                                --------
Total Investments (Cost $723,651)
  (a) -- 101.3%                                  723,651
Liabilities in excess of other
  assets -- (1.3)%                                (9,255)
                                                --------
Net Assets -- 100.0%                            $714,396
                                                ========

---------------

(a) Aggregate cost for federal income tax and financial reporting purposes is the same.

(b) Variable rate security. Rate presented represents rate in effect at September 30, 2006. Maturity date represents actual maturity date.

(c)  Rate represents the effective yield at purchase.

DN   -- Discount Note

LLC  -- Limited Liability Company

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

U.S. TREASURY MONEY MARKET FUND

--------------------------------------------------------
                                 Principal
                                 Amount($)     Value($)
--------------------------------------------------------
U.S. TREASURY OBLIGATIONS (3.9%)
U.S. TREASURY BILLS (3.3%)
  5.177%, 01/04/07 (b)             18,435         18,195
  5.177%, 02/15/07 (b)             26,500         26,017
  5.030%, 03/15/07 (b)             20,000         19,549
                                              ----------
                                                  63,761
                                              ----------
U.S. TREASURY NOTE (0.6%)
  2.625%, 11/15/06                 12,100         12,074
                                              ----------
Total U.S. Treasury Obligations
  (Cost $75,835)                                  75,835
                                              ----------
REPURCHASE AGREEMENTS (96.4%)
  ABN AMRO Bank N.V., 4.855%,
    dated 09/29/06, to be
    repurchased on 10/02/06,
    repurchase price $323,851
    (collaterized by U.S.
    Treasury Obligations;
    5.000%-5.125%, due
    06/30/08-07/31/08; total
    market value $330,195)        323,720        323,720
  Bear Stearns & Co., Inc.,
    4.705%, dated 09/29/06, to
    be repurchased on 10/02/06,
    repurchase price $52,954
    (collaterized by U.S.
    Treasury Obligations;
    1.875%, due 07/15/13; total
    market value $54,067)          52,933         52,933
  BNP Paribas, 4.805%, dated
    09/29/06, to be repurchased
    on 10/02/06, repurchase
    price $310,932
    (collaterized by U.S.
    Treasury Obligations;
    DN-12.500%, due
    10/05/06-02/15/36; total
    market value $317,024)        310,808        310,808
  Deutsche Bank AG, 4.855%,
    dated 09/29/06, to be
    repurchased on 10/02/06,
    repurchase price $24,627
    (collaterized by U.S.
    Treasury Obligations;
    DN-4.875%, due
    07/31/11-05/15/26; total
    market value $25,109)          24,617         24,617

--------------------------------------------------------
                                 Principal
                                 Amount($)     Value($)
--------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
  Dresdner Bank AG, 4.955%,
    dated 09/29/06, to be
    repurchased on 10/02/06,
    repurchase price $85,440
    (collaterized by U.S.
    Treasury Obligations;
    DN-8.125%, due
    10/12/06-08/15/19; total
    market value $87,118)          85,405         85,405
  Greenwich Capital Markets,
    Inc., 4.905%, dated
    09/29/06, to be repurchased
    on 10/02/06, repurchase
    price $300,767
    (collaterized by U.S.
    Treasury Obligations;
    4.750%, due 03/31/11; total
    market value $306,660)        300,644        300,644
  HSBC Securities, Inc.,
    5.055%, dated 09/29/06, to
    be repurchased on 10/02/06,
    repurchase price $273,463
    (collaterized by U.S.
    Treasury Obligations;
    3.000%-4.000%, due
    09/30/07-09/15/09; total
    market value $278,817)        273,347        273,347
  JPMorgan Chase & Co., 4.855%,
    dated 09/29/06, to be
    repurchased on 10/02/06,
    repurchase price $67,449
    (collaterized by U.S.
    Treasury Obligations;
    3.125%-5.125%, due
    09/15/08-06/30/11; total
    market value $68,774)          67,422         67,422
  Lehman Brothers, Inc.,
    4.655%, dated 09/29/06, to
    be repurchased on 10/02/06,
    repurchase price $22,343
    (collaterized by U.S.
    Treasury Obligations;
    DN-7.875%, due
    08/15/07-02/15/26; total
    market value $22,782)          22,334         22,334

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

U.S. TREASURY MONEY MARKET FUND -- CONCLUDED

--------------------------------------------------------
                                 Principal
                                 Amount($)     Value($)
--------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
  Merrill Lynch & Co., Inc.,
    4.905%, dated 09/29/06, to
    be repurchased on 10/02/06,
    repurchase price $40,619
    (collaterized by U.S.
    Treasury Obligations;
    4.125%, due 08/15/08; total
    market value $41,418)          40,603         40,603
  Morgan Stanley, 4.855%, dated
    09/29/06, to be repurchased
    on 10/02/06, repurchase
    price $57,578 (collaterized
    by U.S. Treasury
    Obligations; DN, due
    11/15/27; total market
    value $58,508)                 57,555         57,555
  UBS Warburg LLC, 4.805%,
    dated 09/29/06, to be
    repurchased on 10/02/06,
    repurchase price $327,411
    (collaterized by U.S.
    Treasury Obligations;
    DN-7.250%, due
    05/15/21-08/15/25; total
    market value $333,827)        327,280        327,279
                                              ----------
Total Repurchase Agreements
  (Cost $1,886,667)                            1,886,667
                                              ----------
Total Investments (Cost
  $1,962,502) (a) -- 100.3%                    1,962,502
Liabilities in excess of other
  assets -- (0.3)%                                (6,715)
                                              ----------
Net Assets -- 100.0%                          $1,955,787
                                              ==========

---------------

(a) Aggregate cost for federal income tax and financial reporting purposes is the same.

(b) Rate represents the effective yield at purchase.

DN   -- Discount Note

LLC  -- Limited Liability Corporation

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

VIRGINIA TAX-FREE MONEY MARKET FUND

--------------------------------------------------------
                                   Shares or
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
MUNICIPAL BONDS (99.4%)
GUAM (1.9%)
  Guam Power Authority, Ser
    PA-531, RB, 3.740%, 10/01/18,
    LOC: Merrill Lynch Capital
    Services, Inc. (b)               11,025       11,025
                                                --------
OTHER (1.8%)
  Eagle Tax Exempt Trust
    Certificates, Ser 994601, RB,
    3.790%, 05/15/19, Callable
    05/15/09 @ 101 LOC: Citibank
    N.A. (b) (c)                     10,560       10,560
                                                --------
VIRGINIA (88.2%)
  Albemarle County Industrial
    Development Authority,
    University of Virginia Health
    Services Project, RB, 3.700%,
    10/01/22, LOC: Wachovia Bank
    N.A. (b) (c)                      5,995        5,995
  Alexandria Industrial
    Development Authority,
    American Red Cross Project,
    RB, 3.800%, 01/01/09, LOC:
    First Union National Bank (b)     1,600        1,600
  Alexandria Industrial
    Development Authority,
    Association for Supervision &
    Currency Project, RB, 3.700%,
    07/01/23, LOC: Wachovia
    National Bank NA (b) (c)          1,330        1,330
  Alexandria Industrial
    Development Authority,
    Educational Facilities,
    Alexandria County Day School
    Project, RB, 3.800%,
    06/01/25, LOC: First Union
    National Bank (b)                 4,060        4,060
  Alexandria Industrial
    Development Authority, Pooled
    Loan Program, Ser A, RB,
    3.740%, 07/01/26, LOC: Bank
    of America N.A. (b)               1,000        1,000
  Arlington County, Ballston
    Public Parking Project, RB,
    3.800%, 08/01/17, LOC:
    Citibank N.A. (b)                 6,350        6,350

--------------------------------------------------------
                                   Shares or
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
VIRGINIA--CONTINUED
  Arlington County, GO, 4.750%,
    10/01/06, State Aid
    Withholding                       6,420        6,420
  Ashland Industrial Development
    Authority, Health & Community
    Services Facilities, YMCA
    Greater Richmond Project, Ser
    A, RB, 3.750%, 11/01/20, LOC:
    Wachovia Bank N.A. (b) (c)        8,420        8,420
  Capital Region Airport
    Commission, Richmond
    International Airport, Ser C,
    RB, AMT, 3.790%, 07/01/23,
    AMBAC (b)                         4,845        4,845
  Charles City & County Economic
    Development Authority, Waste
    Management, Inc. Project, Ser
    A, RB, AMT, 3.750%, 02/01/29,
    LOC: JPMorgan Chase & Co. (b)     4,000        4,000
  Charlottesville Industrial
    Development Authority,
    Seminole, Ser A, RB, 3.750%,
    12/01/13, Callable 12/01/06 @
    100, LOC: Branch Banking &
    Trust Co. (b)                     3,450        3,450
  Chesapeake Bay Bridge & Tunnel
    Commission, District
    Authority, General Resolution
    Project, RB, 3.790%,
    07/01/25, MBIA (b)                6,755        6,755
  Chesapeake Bay Bridge & Tunnel
    Commission, District
    Authority, Ser A-39, RB,
    3.780%, 07/01/25, MBIA (b)
    (c)                               1,495        1,495
  Chesterfield County Industrial
    Development Authority, Ser
    PT-2133, RB, 3.830%,
    02/15/07, LOC: Merrill Lynch
    Capital Services, Inc. (b)        7,995        7,995

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

VIRGINIA TAX-FREE MONEY MARKET FUND -- CONTINUED

--------------------------------------------------------
                                   Shares or
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
VIRGINIA--CONTINUED
  Chesterfield County Industrial
    Development Authority,
    Virginia State University
    Real Estate Project, Ser A,
    RB, 3.740%, 07/01/29, LOC:
    Bank of America N.A. (b)          1,265        1,265
  Clarke County Industrial
    Development Authority,
    Hospital Facilities,
    Winchester Medical Center
    Project, RB, 3.750%,
    01/01/30, FSA (b)                21,225       21,225
  Danville-Pittsylvania Regional
    Industrial Facility
    Authority, Institute of
    Advanced Research Project,
    RB, 3.780%, 08/01/12, LOC:
    Branch Banking & Trust Co.
    (b)                               5,015        5,015
  Emporia Industrial Development
    Authority, Toll VA III
    Project RB, 3.790%, 11/01/23
    LOC: Bank of America N.A. (b)     1,660        1,660
  Fairfax County Economic
    Development Authority, Flint
    Hill School Project, RB,
    3.800%, 09/01/21, LOC: First
    Union National Bank (b) (c)       4,365        4,365
  Fairfax County Economic
    Development Authority, Public
    Broadcasting Services
    Project, RB, 3.730%,
    07/01/40, LOC: Bank of
    America N.A. (b)                 12,000       12,000
  Fairfax County Economic
    Development Authority,
    Smithsonian Institute, Ser A,
    RB, 3.680%, 12/01/33, LOC:
    Bank of America N.A. (b)          4,000        4,000
  Fairfax County Economic
    Development Authority,
    Smithsonian Institute, Ser B,
    RB, 3.650%, 12/01/33, LOC:
    Bank of America N.A. (b)          3,700        3,700
  Fairfax County Industrial
    Development Authority,
    Fairfax Hospital Project, Ser
    A, RB, 3.670%, 10/01/25 (b)       1,200        1,200

--------------------------------------------------------
                                   Shares or
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
VIRGINIA--CONTINUED
  Fairfax County Industrial
    Development Authority,
    Fairfax Hospital Project, Ser
    B, RB, 3.670%, 10/01/25 (b)       4,545        4,545
  Fairfax County Industrial
    Development Authority, Inova
    Health Systems Project, RB,
    3.670%, 01/01/30 (b)             13,320       13,320
  Fairfax County Industrial
    Development Authority, Inova
    Health Systems Project, Ser
    C-1, 3.700%, 05/15/26 (b)         8,000        8,000
  Fairfax County Industrial
    Development Authority, Inova
    Services Project, Ser A, RB,
    3.670%, 01/15/22 (b)              1,300        1,300
  Fairfax County Water Authority,
    Municipal Trade Receipts
    Project, Ser SGB-40A, RB,
    3.770%, 04/01/30 (b)              7,850        7,850
  Fairfax County Water Authority,
    Ser A-18, RB, 3.760%,
    04/01/23, LOC: IXIS Municipal
    Products (b) (c)                  6,390        6,390
  Front Royal & Warren County
    Industrial Development
    Authority, Warren Memorial
    Hospital Project, RB, 3.780%,
    05/01/23, LOC: Branch Banking
    & Trust Co. (b)                     555          555
  Greene County Industrial
    Development Authority, Blue
    Ridge School Project, RB,
    3.780%, 06/01/26, LOC: Branch
    Banking & Trust Co. (b)           5,550        5,550
  Hampton Redevelopment & Housing
    Authority, Multi-Family
    Housing, Avalon Pointe
    Project, RB, AMT, 3.790%,
    06/15/26, FNMA (b)                4,537        4,537
  Hampton Roads Jail Authority,
    Ser 569, RB, 3.780%,
    07/01/12, MBIA (b) (c)            1,185        1,185

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

VIRGINIA TAX-FREE MONEY MARKET FUND -- CONTINUED

--------------------------------------------------------
                                   Shares or
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
VIRGINIA--CONTINUED
  Hanover County Industrial
    Development Authority,
    Residential Care Facility,
    Covenant Woods Project, RB,
    3.780%, 07/01/29, LOC: Branch
    Banking & Trust Co. (b) (c)      15,985       15,985
  Harrisonburg Redevelopment &
    Housing Authority,
    Multi-Family Housing, Ser
    PT-3097, RB, 3.870%,
    05/01/40 (b)                      8,730        8,730
  Harrisonburg Redevelopment &
    Housing Authority,
    Multi-Family Housing, Stoney
    Ridge/Dale Project, RB,
    3.650%, 08/01/32, FHLMC (b)       8,810        8,810
  Henrico County Economic
    Development Authority, Exempt
    Facility, White Oak Ltd.
    Project, RB, 3.800%,
    10/01/27, LOC: Citibank N.A.
    (b)                               1,000        1,000
  Henrico County Economic
    Development Authority,
    Steward School Project, RB,
    3.780%, 07/01/33, LOC: Branch
    Banking & Trust Co. (b)           2,700        2,700
  James City & County Economic
    Development Authority,
    Industrial Development,
    Historic Jamestown Project,
    RB, 3.750%, 11/01/24, LOC:
    Wachovia Bank N.A. (b)              800          800
  King George County Industrial
    Development Authority,
    Birchwood Power Partners, Ser
    A, RB, 3.850%, 10/01/24, LOC:
    Bank of Nova Scotia (b)           6,390        6,390
  King George County Industrial
    Development Authority,
    Birchwood Power Partners, Ser
    B, RB, AMT, 3.850%, 12/01/24,
    LOC: Bank of Nova Scotia (b)      6,315        6,315

--------------------------------------------------------
                                   Shares or
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
VIRGINIA--CONTINUED
  King George County Industrial
    Development Authority, Lease,
    Ser PT-2473, RB, 3.760%,
    03/01/24, FSA (b)                 5,225        5,225
  Loudoun County Industrial
    Development Authority, Howard
    Hughes Medical Institute
    Project, Ser C, RB, 3.820%,
    02/15/38 (b)                      8,500        8,500
  Loudoun County Industrial
    Development Authority, Howard
    Hughes Medical Institute
    Project, Ser D, RB, 3.750%,
    02/15/38 (b)                     15,200       15,200
  Loudoun County Industrial
    Development Authority, Howard
    Hughes Medical Institute
    Project, Ser F, RB, 3.720%,
    02/15/38 (b)                      4,400        4,400
  Louisa County Industrial
    Development Authority, Pooled
    Financing Project, RB,
    3.740%, 01/01/20, LOC: Bank
    of America N.A. (b) (c)           1,000        1,000
  Lynchburg Industrial
    Development Authority,
    Aerofin Project, RB, AMT,
    3.890%, 03/01/29, LOC: PNC
    Bank N.A. (b)                     2,075        2,075
  Lynchburg Industrial
    Development Authority,
    Educational Facilities,
    Randolph Macon Project, RB,
    3.750%, 09/01/23, LOC:
    Wachovia Bank N.A. (b)            7,720        7,720
  Lynchburg Industrial
    Development Hospital
    Facilities, VHA First
    Mortgage, Mid Atlantic
    Project, Ser G, RB, 3.720%,
    12/01/25, AMBAC (b)              11,480       11,480
  Newport News Industrial
    Development Authority, CNU
    Warwick LLC Student Housing
    Project, RB, 3.740%,
    11/01/28, LOC: Bank of
    America N.A. (b)                  4,300        4,300

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

VIRGINIA TAX-FREE MONEY MARKET FUND -- CONTINUED

--------------------------------------------------------
                                   Shares or
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
VIRGINIA--CONTINUED
  Norfolk Economic Development
    Authority, Hospital
    Facilities, RB, 3.780%,
    11/01/34, LOC: Citigroup
    Global Markets (b) (c)            3,000        3,000
  Norfolk Redevelopment & Housing
    Authority, Old Dominion
    University Foundation, RB,
    3.740%, 08/01/31, CIFG (b)        8,000        8,000
  Peninsula Ports Authority,
    Dominion Terminal Associates
    Project, Ser C, RB, 3.800%,
    07/01/16, LOC: Citibank N.A.
    (b)                                 860          860
  Peninsula Ports Authority,
    Riverside Health Systems
    Project, RB, 3.780%,
    07/01/37 (b)                     13,300       13,300
  Richmond, Ser PT-1601, 3.760%,
    07/15/17, LOC: Merrill Lynch
    Capital Services, Inc. (b)       12,515       12,515
  Roanoke Industrial Development
    Authority, Carilion Health
    System, Ser C-2, 3.800%,
    07/01/27, FSA (b)                 1,100        1,100
  Roanoke Industrial Development
    Authority, Hollins University
    Project, RB, 3.750%,
    05/01/15, LOC: First Union
    National Bank (b)                 5,500        5,500
  Rockingham County Industrial
    Development Authority,
    Sunnyside Presbyterian
    Project, RB, 3.780%,
    12/01/33, LOC: Branch Banking
    & Trust Co. (b)                  10,145       10,145
  Shenandoah County Industrial
    Development Authority,
    Hospital Facilities,
    Shenandoah Memorial Hospital,
    RB, 3.780%, 11/01/14, LOC:
    Branch Banking & Trust Co.
    (b)                               2,000        2,000

--------------------------------------------------------
                                   Shares or
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
VIRGINIA--CONTINUED
  Spotsylvania County Economic
    Development Authority, Public
    Facilities, Ser PT-2882, RB,
    3.760%, 02/01/25, Callable
    02/01/15 @ 100, FSA (b) (c)       4,795        4,795
  University of Virginia, Ser A,
    RB, 3.720%, 06/01/34 (b)         22,500       22,500
  Virginia Beach Development
    Authority, Ocean Ranch
    Project, RB, 3.780%,
    07/01/17, LOC: Branch Banking
    & Trust Co. (b) (c)               1,685        1,685
  Virginia Beach Water & Sewer,
    RB, 2.800%, 10/01/06              2,835        2,835
  Virginia College Building
    Authority, Educational
    Facilities, 21st Century
    College, Ser C, RB, 3.800%,
    02/01/26, LOC: Wachovia Bank
    N.A. (b)                          4,300        4,300
  Virginia College Building
    Authority, Educational
    Facilities, Ser 134, RB,
    3.780%, 09/01/07, FSA (b) (c)     9,385        9,385
  Virginia Commonwealth
    Transportation Board, Federal
    Highway Reimbursement, RB,
    3.000%, 10/01/06                 20,940       20,940
  Virginia Commonwealth
    Transportation Board, ROCS RR
    II, Ser R 1013, RB, 3.680%,
    04/01/17, Callable 04/01/12 @
    100, LOC: Citigroup Global
    Markets (b) (c)                   6,340        6,340
  Virginia Commonwealth
    Transportation Board, Ser SG
    134, RB, 3.760%, 05/15/22,
    Callable 05/15/09 @ 101, LOC:
    Societe Generale (b) (c)          9,995        9,995
  Virginia Commonwealth
    University, General
    University Improvements, Ser
    A, RB, 3.800%, 11/01/30,
    AMBAC (b)                        11,837       11,837

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

VIRGINIA TAX-FREE MONEY MARKET FUND -- CONTINUED

--------------------------------------------------------
                                   Shares or
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
VIRGINIA--CONTINUED
  Virginia Housing Development
    Authority, Commonwealth
    Mortgage, Ser PA-1310R, RB,
    3.760%, 07/01/36, Callable
    07/01/11 @ 100, MBIA (b) (c)     18,400       18,400
  Virginia Resources Authority,
    Clean Water, Ser PA-790, RB,
    3.760%, 10/01/16, Callable
    10/01/10 @ 100, LOC: Merrill
    Lynch Capital Services, Inc.
    (b) (c)                           4,600        4,600
  Virginia Resources Authority,
    Infrastructure, Virginia
    Pooled Financing Project, Ser
    C, RB, 5.000%, 11/01/06           1,195        1,197
  Virginia Small Business
    Financing Authority, Clarke
    County Industrial Development
    Project, PA-1052, RB, AMT,
    3.880%, 07/01/25, LOC: Branch
    Banking & Trust Co. (b)           1,645        1,645
  Virginia Small Business
    Financing Authority, Virginia
    Museum of Fine Arts
    Foundation, RB, 3.730%,
    08/01/35, LOC: Wachovia
    National Bank NA (b)              1,000        1,000
  Virginia State Port Authority,
    Port Facility, Ser SG-111,
    RB, 3.810%, 07/01/24 (b) (c)     14,705       14,705
  Virginia State Public Building
    Authority, Ser 131, RB,
    3.780%, 08/01/19, Callable
    08/01/08 @ 100 (b) (c)            1,785        1,785
  Virginia State Public School
    Authority, Ser II-R 4050, RB,
    3.780%, 08/01/17, Callable
    08/01/13 @ 100 (b) (c)            4,100        4,100
  Virginia State Public School
    Authority, Ser PT-1619, RB,
    3.760%, 08/01/08, LOC:
    Merrill Lynch Capital
    Services, Inc. (b) (c)            8,385        8,385

--------------------------------------------------------
                                   Shares or
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
VIRGINIA--CONTINUED
  Virginia State Public School
    Authority, Ser PT-3269,
    3.760%, 08/01/20, Callable
    08/01/15 @ 100, State Aid
    Withholding (b) (c)              13,445       13,445
  Williamsburg Industrial
    Development Authority,
    Colonial Williamsburg Museum
    Foundation Project, RB,
    3.740%, 12/01/18, LOC: Bank
    of America N.A. (b) (c)             250          250
  Winchester Industrial
    Development Authority,
    Residential Care Facilities,
    Westminster-Cantenbury, Ser
    B, RB, 3.780%, 01/01/10, LOC:
    Branch Banking & Trust Co.
    (b)                               2,000        2,000
  Winchester Industrial
    Development Authority,
    Residential Care Facilities,
    Westminster-Cantenbury, Ser
    B, RB, 3.780%, 01/01/35, LOC:
    Branch Banking & Trust Co.
    (b)                               2,000        2,000
                                                --------
                                                 506,551
                                                --------
PUERTO RICO (7.5%)
  Puerto Rico Electric Power
    Authority, Ser PA-1223, RB,
    3.730%, 07/01/11, LOC:
    Merrill Lynch Capital
    Services, Inc. (b) (c)              425          425
  Puerto Rico Electric Power
    Authority, Ser PA-778R, RB,
    3.730%, 07/01/20, FSA (b) (c)     3,400        3,400
  Puerto Rico Electric Power
    Authority, Ser PT-2636, RB,
    3.730%, 07/01/24, Callable
    07/01/15 @ 100, FGIC (b) (c)      3,000        3,000
  Puerto Rico Government
    Development Bank, RB, 3.590%,
    12/01/15, MBIA (b)                8,600        8,600
  Puerto Rico Government
    Development Bank, Ser PA-652,
    GO, 3.730%, 01/01/08, MBIA
    (b) (c)                           1,230        1,230

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

VIRGINIA TAX-FREE MONEY MARKET FUND -- CONCLUDED

--------------------------------------------------------
                                   Shares or
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
PUERTO RICO--CONTINUED
  Puerto Rico Highway &
    Transportation Authority,
    PT-776, RB, 3.730%, 01/01/11,
    FGIC (b) (c)                      1,900        1,900
  Puerto Rico Highway &
    Transportation Authority, Ser
    PA-472, RB, 3.730%, 07/01/18,
    FSA (b) (c)                         600          600
  Puerto Rico Housing,
    Floater-TRS Trust Ser 2006
    FR/RI Lehman Brothers, Inc.
    as Trustor Underwriter, Ser
    K42, RB, 3.760%, 12/01/19 (b)
    (c)                               7,470        7,470
  Puerto Rico Municipal Finance
    Agency, Ser PT-3326, RB,
    3.730%, 08/01/21, CIFG (b)
    (c)                               4,830        4,830
  Puerto Rico Public Building
    Authority, Ser PT-2973, RB,
    3.730%, 07/01/16, FGIC (b)
    (c)                               5,500        5,500
  Puerto Rico Public Finance
    Corp., Ser PA-502, 3.730%,
    06/01/19, LOC: Merrill Lynch
    Capital Services, Inc. (b)
    (c)                               6,315        6,315
                                                --------
                                                  43,270
                                                --------
Total Municipal Bonds (Cost
  $571,406)                                      571,406
                                                --------
MONEY MARKET FUND (0.1%)
  Federated Virginia Municipal
    Cash Trust, 3.270%              779,976          780
                                                --------
Total Money Market Fund (Cost
  $780)                                              780
                                                --------
Total Investments (Cost $572,186)
  (a) -- 99.5%                                   572,186
Other assets in excess of
  liabilities -- 0.5%                              2,751
                                                --------
Net Assets -- 100.0%                            $574,937
                                                ========

---------------

(a)Aggregate cost for federal income tax and financial reporting purposes is the same.

(b)Variable rate security. Rate presented represents rate in effect at September 30, 2006. Maturity date represents actual maturity date.

(c)Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

AMBAC    -- Security insured by the American Municipal
            Bond Assurance Corporation

AMT      -- Alternative Minimum Tax Paper

CIFG     -- Capitalized Interest Financial Guaranty

FGIC     -- Security insured by the Financial Guaranty
            Insurance Company

FHLMC    -- Security insured by Federal Home Loan
            Mortgage Corporation

FNMA     -- Security insured by Fannie Mae

FSA      -- Security insured by Financial Security
            Assurance

GO       -- General Obligation

LLC      -- Limited Liability Corporation

LOC      -- Line of Credit

MBIA     -- Security insured by the Municipal Bond
            Insurance Association

RB       -- Revenue Bond

Ser      -- Series

                       See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
STI CLASSIC FUNDS  September 30, 2006  (Amounts in thousands)
(Unaudited)

                                                            Core      Florida      Georgia      High       High      Intermediate
                                                            Bond     Tax-Exempt   Tax-Exempt   Income     Quality        Bond
                                                          Fund(a)    Bond Fund    Bond Fund     Fund     Bond Fund       Fund
                                                          --------   ----------   ----------   -------   ---------   ------------
Assets:
  Investments, at Cost..................................  $625,674    $174,682     $135,209    $83,998    $42,854      $82,985
                                                          ========    ========     ========    =======    =======      =======
  Investments, at Value*................................  $627,484    $177,610     $139,402    $84,998    $43,005      $83,259
  Interest and Dividends Receivable.....................     5,203       2,649        1,995      1,465        480          996
  Receivable for Capital Shares Issued..................    69,660          53           86        285         84        1,040
  Receivable for Investment Securities Sold.............    33,041       5,480           --      3,132        420        2,948
  Receivable for Forward Foreign Currency Contracts.....       114          --           --         --         --           15
  Reclaims Receivable...................................         1          --           --         --         --           --
  Prepaid Expenses and Other Assets.....................         6           5            6          6          2            3
                                                          --------    --------     --------    -------    -------      -------
    Total Assets........................................   735,509     185,797      141,489     89,886     43,991       88,261
                                                          --------    --------     --------    -------    -------      -------
Liabilities:
  Payable for Fund Overdraft............................       682          --           --         --         --           --
  Income Distributions Payable..........................     2,385         475          428        439        160          314
  Payable for Investment Securities Purchased...........   154,033      10,180           --      7,208        530        3,379
  Payable for Capital Shares Redeemed...................     2,061         201           16        128        132           --
  Payable upon Return of Securities Loaned..............        --          --           --     12,589         --           --
  Investment Advisory Fees Payable......................       126          79           63         34         14           17
  Administration Fees Payable...........................        12           3            3         --          1            2
  Compliance Services Fees Payable......................         2          --            1         --         --           --
  Distribution and Service Fees Payable.................        --           7            6         25         --           --
  Custodian Fees Payable................................        26           3            2          5          2            5
  Accrued Expenses......................................        22          13            8          6          2            5
                                                          --------    --------     --------    -------    -------      -------
    Total Liabilities...................................   159,349      10,961          527     20,434        841        3,722
                                                          --------    --------     --------    -------    -------      -------
Total Net Assets........................................  $576,160    $174,836     $140,962    $69,452    $43,150      $84,539
                                                          ========    ========     ========    =======    =======      =======
Net Assets Consist of:
  Capital...............................................  $587,491    $171,670     $137,492    $69,847    $45,141      $85,978
  Undistributed (Distribution in Excess of) Net
    Investment Income...................................        (9)        (10)        (735)       (17)        81           27
  Accumulated Net Realized Gains (Losses) on Investment
    Transactions and Foreign Currency Transactions......   (13,145)        248           12     (1,378)    (2,223)      (1,742)
  Net Unrealized Appreciation on Investments, Swaps and
    Foreign Currency Transactions.......................     1,823       2,928        4,193      1,000        151          276
                                                          --------    --------     --------    -------    -------      -------
Total Net Assets........................................  $576,160    $174,836     $140,962    $69,452    $43,150      $84,539
                                                          ========    ========     ========    =======    =======      =======
NET ASSETS:
  I Shares..............................................  $575,596    $162,706     $130,552    $38,502    $43,150      $84,467
  A Shares..............................................  $    536    $  4,409     $  3,234    $   520        N/A      $     5
  C Shares..............................................  $     28    $  7,721     $  7,176    $30,430        N/A      $    67
SHARES OUTSTANDING (UNLIMITED NUMBER OF SHARES
  AUTHORIZED, NO PAR VALUE):
  I Shares..............................................    57,885      14,815       12,698      5,481      4,423        8,508
  A Shares..............................................        53         401          313         74        N/A           --
  C Shares..............................................         3         701          697      4,332        N/A            7
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE:
  I Shares..............................................  $   9.94    $  10.98     $  10.28    $  7.02    $  9.75      $  9.93
  A Shares..............................................  $  10.23    $  10.99     $  10.30    $  7.03        N/A      $  9.93
  C Shares**............................................  $   9.94    $  11.01     $  10.29    $  7.03        N/A      $  9.93
OFFERING PRICE PER SHARE (100%/(100%-maximum sales
  charge) of net asset value adjusted to the nearest
  cent):
  I Shares..............................................  $   9.94    $  10.98     $  10.28    $  7.02    $  9.75      $  9.93
  A Shares..............................................  $  10.74    $  11.54     $  10.81    $  7.38        N/A      $ 10.43
  C Shares..............................................  $   9.94    $  11.01     $  10.29    $  7.03        N/A      $  9.93
Maximum Sales Charge -- A Shares........................      4.75%       4.75%        4.75%      4.75%       N/A         4.75%

(a) Renamed Total Return Bond Fund effective October 1, 2006.

*  The High Income Fund includes securities on loan of $12,079.

**  Redemption price per share varies by length of time shares are held.

Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
STI CLASSIC FUNDS  September 30, 2006  (Amounts in thousands)
(Unaudited)

                                                                                                     Limited-
                                                                           Investment              Term Federal
                                                              Investment     Grade      Limited      Mortgage     Maryland
                                                              Grade Bond   Tax-Exempt   Duration    Securities    Municipal
                                                                 Fund      Bond Fund      Fund         Fund       Bond Fund
                                                              ----------   ----------   --------   ------------   ---------
Assets:
  Investments, at Cost......................................   $654,585     $370,420    $77,900      $446,347      $33,738
                                                               ========     ========    =======      ========      =======
  Investments, at Value*....................................   $657,695     $374,344    $77,902      $442,850      $34,732
  Interest and Dividends Receivable.........................      5,123        4,322        541         2,094          406
  Receivable for Capital Shares Issued......................      1,498          786        280         1,098           16
  Receivable for Investment Securities Sold.................     17,187       22,198         --         1,469          405
  Receivable for Forward Foreign Currency Contracts.........         90           --         --            --           --
  Unrealized Appreciation on Credit Default Swap Agreements
    (Premiums Paid $0)......................................          1           --         --            --           --
  Prepaid Expenses and Other Assets.........................         15           14          3            12            5
                                                               --------     --------    -------      --------      -------
    Total Assets............................................    681,609      401,664     78,726       447,523       35,564
                                                               --------     --------    -------      --------      -------
Liabilities:
  Income Distributions Payable..............................      1,739          940        319         1,514          103
  Payable for Investment Securities Purchased...............     14,351       46,149         --        26,571          400
  Payable for Capital Shares Redeemed.......................      1,745          389         --           657          206
  Payable upon Return of Securities Loaned..................    212,906           --         --        10,350           --
  Investment Advisory Fees Payable..........................        186          144          7           166           16
  Administration Fees Payable...............................          9            7          2             8            1
  Compliance Services Fees Payable..........................          2            1         --             1           --
  Distribution and Service Fees Payable.....................         14           11         --            15            6
  Custodian Fees Payable....................................         19            5          3            13            1
  Accrued Expenses..........................................         29           23          9            33            3
                                                               --------     --------    -------      --------      -------
    Total Liabilities.......................................    231,000       47,669        340        39,328          736
                                                               --------     --------    -------      --------      -------
Total Net Assets............................................   $450,609     $353,995    $78,386      $408,195      $34,828
                                                               ========     ========    =======      ========      =======
Net Assets Consist of:
  Capital...................................................   $465,603     $349,185    $78,389      $428,065      $33,766
  Undistributed (Distribution in Excess of) Net Investment
    Income..................................................        760         (162)        11           360          (41)
  Accumulated Net Realized Gains (Losses) on Investment
    Transactions and Foreign Currency Transactions..........    (18,878)       1,048        (16)      (16,733)         109
  Net Unrealized Appreciation (Depreciation) on Investments,
    Swaps and Foreign Currency Transactions.................      3,124        3,924          2        (3,497)         994
                                                               --------     --------    -------      --------      -------
Total Net Assets............................................   $450,609     $353,995    $78,386      $408,195      $34,828
                                                               ========     ========    =======      ========      =======
NET ASSETS:
  I Shares..................................................   $421,876     $330,526    $78,386      $387,512      $27,348
  A Shares..................................................   $ 17,669     $ 15,248        N/A      $  3,799      $    44
  C Shares..................................................   $ 11,064     $  8,221        N/A      $ 16,884      $ 7,436
SHARES OUTSTANDING (UNLIMITED NUMBER OF SHARES AUTHORIZED,
  NO PAR VALUE):
  I Shares..................................................     40,239       28,660      7,848        39,066        2,663
  A Shares..................................................      1,686        1,322        N/A           384            4
  C Shares..................................................      1,055          713        N/A         1,702          721
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE:
  I Shares..................................................   $  10.48     $  11.53    $  9.99      $   9.92      $ 10.27
  A Shares..................................................   $  10.48     $  11.54        N/A      $   9.90      $ 10.28
  C Shares**................................................   $  10.49     $  11.53        N/A      $   9.92      $ 10.29
OFFERING PRICE PER SHARE (100%/(100%-maximum sales charge)
  of net asset value adjusted to the nearest cent):
  I Shares..................................................   $  10.48     $  11.53    $  9.99      $   9.92      $ 10.27
  A Shares..................................................   $  11.00     $  12.12        N/A      $  10.15      $ 10.79
  C Shares..................................................   $  10.49     $  11.53        N/A      $   9.92      $ 10.29
Maximum Sales Charge -- A Shares............................       4.75%        4.75%       N/A          2.50%        4.75%

* The Investment Grade Bond Fund and Limited-Term Federal Mortgage Securities Fund include securities on loan of $205,773 and $9,997, respectively.
**  Redemption price per share varies by length of time shares are held.

Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
STI CLASSIC FUNDS  September 30, 2006  (Amounts in thousands)
(Unaudited)

                                                                              Seix                                   Short-Term
                                                         North Carolina   Floating Rate      Seix      Short-Term   U.S. Treasury
                                                           Tax-Exempt      High Income    High Yield      Bond       Securities
                                                           Bond Fund          Fund           Fund         Fund          Fund
                                                         --------------   -------------   ----------   ----------   -------------
Assets:
  Investments, at Cost.................................     $45,017         $447,398      $1,393,619    $556,856       $71,381
                                                            =======         ========      ==========    ========       =======
  Investments, at Value*...............................     $45,635         $403,617      $1,373,406    $555,587       $71,299
  Repurchase Agreements, at Cost.......................          --           41,512          16,803          --            --
                                                            -------         --------      ----------    --------       -------
  Total Investments....................................      45,635          445,129       1,390,209     555,587        71,299
                                                            -------         --------      ----------    --------       -------
  Interest and Dividends Receivable....................         655            2,597          23,243       3,062           968
  Receivable for Capital Shares Issued.................           4            2,340           6,548       1,484           215
  Receivable for Investment Securities Sold............          --            8,182           3,737       6,794            --
  Prepaid Expenses and Other Assets....................           3               36              11          13            11
                                                            -------         --------      ----------    --------       -------
    Total Assets.......................................      46,297          458,284       1,423,748     566,940        72,493
                                                            -------         --------      ----------    --------       -------
Liabilities:
  Securities Sold Short (Proceeds $3,115)..............          --               --              --       3,115            --
  Income Distributions Payable.........................         126            2,373           7,146       1,229           228
  Payable for Investment Securities Purchased..........       2,675           32,666          12,283      20,768            --
  Payable for Capital Shares Redeemed..................           4              155             721       1,229           433
  Payable upon Return of Securities Loaned.............          --               --         156,373     152,720            --
  Investment Advisory Fees Payable.....................          20              149             443         112            24
  Administration Fees Payable..........................           1                8              25           7             1
  Compliance Services Fees Payable.....................          --                2               5           1            --
  Distribution and Service Fees Payable................          --                1              11           5            13
  Custodian Fees Payable...............................           1                3              39          15             2
  Accrued Expenses.....................................           8               51              49          14            13
                                                            -------         --------      ----------    --------       -------
    Total Liabilities..................................       2,835           35,408         177,095     179,215           714
                                                            -------         --------      ----------    --------       -------
Total Net Assets.......................................     $43,462         $422,876      $1,246,653    $387,725       $71,779
                                                            =======         ========      ==========    ========       =======
Net Assets Consist of:
  Capital..............................................     $43,158         $425,634      $1,275,716    $400,242       $74,226
  Undistributed (Distribution in Excess of) Net
    Investment Income..................................         (63)            (324)           (154)         74            (2)
  Accumulated Net Realized Losses on Investment
    Transactions.......................................        (251)            (165)        (25,499)    (11,322)       (2,363)
  Net Unrealized Appreciation (Depreciation) on
    Investments........................................         618           (2,269)         (3,410)     (1,269)          (82)
                                                            -------         --------      ----------    --------       -------
Total Net Assets.......................................     $43,462         $422,876      $1,246,653    $387,725       $71,779
                                                            =======         ========      ==========    ========       =======
NET ASSETS:
  I Shares.............................................     $42,703         $417,701      $1,209,740    $378,153       $53,912
  A Shares.............................................     $   757         $  5,175      $   31,565    $  4,052       $ 4,201
  C Shares.............................................     $     2              N/A      $    5,348    $  5,520       $13,666
SHARES OUTSTANDING (UNLIMITED NUMBER OF SHARES
  AUTHORIZED, NO PAR VALUE):
  I Shares.............................................       4,251           42,343         114,015      38,741         5,472
  A Shares.............................................          75              525           3,041         413           427
  C Shares.............................................          --              N/A             504         564         1,390
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE:
  I Shares.............................................     $ 10.04         $   9.86      $    10.61    $   9.76       $  9.85
  A Shares.............................................     $ 10.02         $   9.87      $    10.38    $   9.79       $  9.84
  C Shares**...........................................     $ 10.03              N/A      $    10.60    $   9.78       $  9.83
OFFERING PRICE PER SHARE (100%/(100%-maximum sales
  charge) of net asset value adjusted to the nearest
  cent):
  I Shares.............................................     $ 10.04         $   9.86      $    10.61    $   9.76       $  9.85
  A Shares.............................................     $ 10.52         $  10.12      $    10.90    $  10.04       $ 10.09
  C Shares.............................................     $ 10.03              N/A      $    10.60    $   9.78       $  9.83
Maximum Sales Charge -- A Shares.......................        4.75%            2.50%           4.75%       2.50%         2.50%

* The Seix High Yield Fund and Short-Term Bond Fund include securities on loan of $150,118 and $148,529, respectively.
**  Redemption price per share varies by length of time shares are held.

Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
STI CLASSIC FUNDS  September 30, 2006  (Amounts in thousands)
(Unaudited)

                                                                                       U.S. Government                 Virginia
                                                         Strategic        U.S.           Securities       Ultra-     Intermediate
                                                          Income       Government        Ultra-Short       Short      Municipal
                                                           Fund      Securities Fund      Bond Fund      Bond Fund    Bond Fund
                                                         ---------   ---------------   ---------------   ---------   ------------
Assets:
  Investments, at Cost.................................  $160,662       $701,659           $34,363       $105,104      $218,172
                                                         ========       ========           =======       ========      ========
  Investments, at Value*...............................  $161,829       $704,161           $34,298       $105,120      $223,665
  Interest and Dividends Receivable....................     1,827          3,659               184            553         2,969
  Receivable for Capital Shares Issued.................       168          1,859                32            121            36
  Receivable for Investment Securities Sold............     3,152            175               189          1,877            --
  Reclaims Receivable..................................       201             --                --             --            --
  Prepaid Expenses and Other Assets....................         9             11                 4              4            14
                                                         --------       --------           -------       --------      --------
    Total Assets.......................................   167,186        709,865            34,707        107,675       226,684
                                                         --------       --------           -------       --------      --------
Liabilities:
  Income Distributions Payable.........................       677          1,847               113            566           659
  Payable for Investment Securities Purchased..........     8,459         52,912                --             --            --
  Payable for Capital Shares Redeemed..................       896            659                74          1,740            10
  Payable upon Return of Securities Loaned.............    12,582        163,291             2,888             --            --
  Investment Advisory Fees Payable.....................        83            198                 5             28           102
  Administration Fees Payable..........................         3             10                --              3             5
  Compliance Services Fees Payable.....................         1              2                --             --             1
  Distribution and Service Fees Payable................        32              6                --             --             4
  Custodian Fees Payable...............................        21             10                 5             12             5
  Accrued Expenses.....................................        12             37                 9             18            19
                                                         --------       --------           -------       --------      --------
    Total Liabilities..................................    22,766        218,972             3,094          2,367           805
                                                         --------       --------           -------       --------      --------
Total Net Assets.......................................  $144,420       $490,893           $31,613       $105,308      $225,879
                                                         ========       ========           =======       ========      ========
Net Assets Consist of:
  Capital..............................................  $152,743       $498,215           $32,918       $107,352      $220,722
  Undistributed (Distribution in Excess of) Net
    Investment Income..................................    (3,993)           605                95            350           (42)
  Accumulated Net Realized Losses on Investment
    Transactions.......................................    (5,494)       (10,429)           (1,335)        (2,410)         (294)
  Net Unrealized Appreciation (Depreciation) on
    Investments........................................     1,164          2,502               (65)            16         5,493
                                                         --------       --------           -------       --------      --------
Total Net Assets.......................................  $144,420       $490,893           $31,613       $105,308      $225,879
                                                         ========       ========           =======       ========      ========
NET ASSETS:
  I Shares.............................................  $105,244       $482,085           $31,613       $105,308      $216,587
  A Shares.............................................  $  1,619       $  2,428               N/A            N/A      $  5,533
  C Shares.............................................  $ 37,557       $  6,380               N/A            N/A      $  3,759
SHARES OUTSTANDING (UNLIMITED NUMBER OF SHARES
  AUTHORIZED, NO PAR VALUE):
  I Shares.............................................    10,807         46,878             3,194         10,535        21,355
  A Shares.............................................       166            236               N/A            N/A           546
  C Shares.............................................     3,855            621               N/A            N/A           371
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE:
  I Shares.............................................  $   9.74       $  10.28           $  9.90       $  10.00      $  10.14
  A Shares.............................................  $   9.78       $  10.28               N/A            N/A      $  10.14
  C Shares**...........................................  $   9.74       $  10.28               N/A            N/A      $  10.14
OFFERING PRICE PER SHARE (100%/(100%-maximum sales
  charge) of net asset value adjusted to the nearest
  cent):
  I Shares.............................................  $   9.74       $  10.28           $  9.90       $  10.00      $  10.14
  A Shares.............................................  $  10.27       $  10.79               N/A            N/A      $  10.65
  C Shares.............................................  $   9.74       $  10.28               N/A            N/A      $  10.14
Maximum Sales Charge -- A Shares.......................      4.75%          4.75%              N/A            N/A          4.75%

* The Strategic Income Fund, U.S. Government Securities Fund and U.S. Government Securities Ultra-Short Bond Fund include securities on loan of $12,990, $158,188 and $2,860, respectively.
**  Redemption price per share varies by length of time shares are held.

Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
STI CLASSIC FUNDS  September 30, 2006  (Amounts in thousands)
(Unaudited)

                                                                                   U.S. Government                     Virginia
                                                    Prime Quality    Tax-Exempt      Securities      U.S. Treasury     Tax-Free
                                                    Money Market    Money Market    Money Market     Money Market    Money Market
                                                        Fund            Fund            Fund             Fund            Fund
                                                    -------------   ------------   ---------------   -------------   ------------
Assets:
  Total Investments, at Cost......................   $7,873,366      $1,796,556       $723,651        $1,962,502       $572,186
                                                     ==========      ==========       ========        ==========       ========
  Investments, at Value...........................   $7,796,254      $1,796,556       $364,562        $   75,835       $572,186
  Repurchase Agreements, at Cost..................       77,112              --        359,089         1,886,667             --
                                                     ----------      ----------       --------        ----------       --------
  Total Investments...............................    7,873,366       1,796,556        723,651         1,962,502        572,186
                                                     ----------      ----------       --------        ----------       --------
  Accrued Income..................................       48,135          11,226          2,630             6,971          3,511
  Receivable for Capital Shares Issued............       19,787           1,490            924               119            919
  Prepaid Expenses and Other Assets...............           12              10             10                 5              8
                                                     ----------      ----------       --------        ----------       --------
    Total Assets..................................    7,941,300       1,809,282        727,215         1,969,597        576,624
                                                     ----------      ----------       --------        ----------       --------
Liabilities:
  Income Distributions Payable....................       30,823           4,681          2,650             6,515          1,412
  Payable for Investment Securities Purchased.....          492           6,705          9,746             6,396             --
  Investment Advisory Fees Payable................        3,175             678            319               759            191
  Administration Fees Payable.....................          160              38             14                35             12
  Compliance Services Fees Payable................           29               7              3                 7              2
  Distribution and Service Fees Payable...........          592              76             30                 3             42
  Custodian Fees Payable..........................          118              21              9                16              5
  Accrued Expenses................................          416             107             48                79             23
                                                     ----------      ----------       --------        ----------       --------
    Total Liabilities.............................       35,805          12,313         12,819            13,810          1,687
                                                     ----------      ----------       --------        ----------       --------
Total Net Assets..................................   $7,905,495      $1,796,969       $714,396        $1,955,787       $574,937
                                                     ==========      ==========       ========        ==========       ========
Net Assets Consist of:
  Capital.........................................   $7,905,470      $1,796,847       $714,395        $1,955,937       $574,936
  Undistributed (Distributions in Excess of) Net
    Investment Income.............................          (74)             (1)            --                62              5
  Accumulated Net Realized Gain (Loss) on
    Investments...................................           99             123              1              (212)            (4)
                                                     ----------      ----------       --------        ----------       --------
Total Net Assets..................................   $7,905,495      $1,796,969       $714,396        $1,955,787       $574,937
                                                     ==========      ==========       ========        ==========       ========
NET ASSETS:
  I Shares........................................   $3,101,251      $1,214,352       $473,090        $1,933,350       $240,667
  A Shares........................................   $4,800,156      $  582,617       $241,306        $   22,437       $334,270
  C Shares........................................   $    4,088             N/A            N/A               N/A            N/A
SHARES OUTSTANDING (UNLIMITED NUMBER OF SHARES
  AUTHORIZED, NO PAR VALUE):
  I Shares........................................    3,101,283       1,214,239        473,089         1,933,500        240,667
  A Shares........................................    4,800,098         582,608        241,307            22,437        334,269
  C Shares........................................        4,089             N/A            N/A               N/A            N/A
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE:
  I Shares........................................   $     1.00      $     1.00       $   1.00        $     1.00       $   1.00
  A Shares........................................   $     1.00      $     1.00       $   1.00        $     1.00       $   1.00
  C Shares*.......................................   $     1.00             N/A            N/A               N/A            N/A

*  Redemption price per share varies by length of time shares are held.

Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
STI CLASSIC FUNDS For the Six Month Period Ended September 30, 2006 (Amounts in thousands)
(Unaudited)

                             Core      Florida      Georgia      High      High                     Investment   Investment Grade
                             Bond     Tax-Exempt   Tax-Exempt   Income    Quality    Intermediate     Grade         Tax-Exempt
                            Fund(a)   Bond Fund    Bond Fund     Fund    Bond Fund    Bond Fund     Bond Fund       Bond Fund
                            -------   ----------   ----------   ------   ---------   ------------   ----------   ----------------
Investment Income:
  Interest Income.........  $13,034     $3,414       $2,965     $3,017    $1,044       $ 1,872       $11,497         $ 6,231
  Dividend Income.........       37         95           40         62        21             3             6             232
  Income from Securities
    Lending...............       --         --           --         25        --            --           390              --
  Less: Foreign Taxes
    Withheld..............       (2)        --           --         --        --            --            --              --
                            -------     ------       ------     ------    ------       -------       -------         -------
    Total Investment
      Income..............   13,069      3,509        3,005      3,104     1,065         1,875        11,893           6,463
                            -------     ------       ------     ------    ------       -------       -------         -------
Expenses:
  Investment Advisory
    Fees..................      653        486          374        214        91           100         1,185             858
  Administration and Fund
    Accounting Fees.......       66         22           17          9         6            10            60              43
  Compliance Services
    Fees..................        5          2            1          1        --             1             4               3
  Distribution Fees -- A
    Shares................        1          3            3          1                      --            29              24
  Distribution and Service
    Fees -- C Shares......       --         41           43        166                      --            61              47
  Custodian Fees..........       12          2            2          1         1             2             2               3
  Professional Fees.......       11          4            3          2         1             2             9               7
  Insurance Fees..........        1         --           --         --        --            --             1               1
  Registration Fees.......        4          2            2          6         1             2             8              12
  Transfer Agent Fees.....       --          2            1         10        --            --            12               7
  Printing Fees...........        7          4            3          2         1            --            10               7
  Trustees Fees...........        6          2            2          1         1             1             5               4
  Other Expenses..........       10          2            2          3         2             3            (2)              2
                            -------     ------       ------     ------    ------       -------       -------         -------
    Total Expenses........      776        572          453        416       104           121         1,384           1,018
    Less: Investment
      Advisory Fees
      Waived..............       --         --           --         (1)       --            --            --              --
    Less: Administration
      Fees Waived.........       --         --           --         (2)       --            --            (1)             --
                            -------     ------       ------     ------    ------       -------       -------         -------
    Net Expenses..........      776        572          453        413       104           121         1,383           1,018
                            -------     ------       ------     ------    ------       -------       -------         -------
Net Investment Income.....   12,293      2,937        2,552      2,691       961         1,754        10,510           5,445
                            -------     ------       ------     ------    ------       -------       -------         -------
Net Realized and
  Unrealized Gain (Loss)
  on Investments, Swaps
  and Foreign Currency
  Transactions:
  Net Realized Gain (Loss)
    on Investments Sold,
    Forward Foreign
    Currency Contracts,
    Foreign Currency
    Transactions..........   (6,664)       117          (97)       463      (792)       (1,032)      (11,264)            565
  Net Change in Unrealized
    Appreciation
    (Depreciation) on
    Investments, Swaps,
    Forward Foreign
    Currency Contracts,
    Foreign Currencies and
    Translation of Other
    Assets and Liabilities
    in Foreign Currency...   11,166      2,402        1,720        156     1,219         1,727        14,576           4,134
                            -------     ------       ------     ------    ------       -------       -------         -------
    Net Realized and
      Unrealized Gain
      (Loss) on
      Investments, Swaps
      and Foreign Currency
      Transactions........    4,502      2,519        1,623        619       427           695         3,312           4,699
                            -------     ------       ------     ------    ------       -------       -------         -------
Change in Net Assets from
  Operations..............  $16,795     $5,456       $4,175     $3,310    $1,388       $ 2,449       $13,822         $10,144
                            =======     ======       ======     ======    ======       =======       =======         =======

(a) Renamed Total Return Bond Fund effective October 1, 2006.

Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
STI CLASSIC FUNDS For the Six Month Period Ended September 30, 2006 (Amounts in thousands)
(Unaudited)

                               Limited      Limited-Term     Maryland    North Carolina   Seix Floating      Seix
                               Duration   Federal Mortgage   Municipal     Tax-Exempt       Rate High     High Yield   Short-Term
                                 Fund     Securities Fund    Bond Fund     Bond Fund       Income Fund       Fund      Bond Fund
                               --------   ----------------   ---------   --------------   -------------   ----------   ----------
Investment Income:
  Interest Income............   $2,099        $ 9,249         $  868         $  851          $10,853       $44,146      $ 6,853
  Dividend Income............        7             90             15             22                6            --          134
  Income from Securities
    Lending..................       --             26             --             --               --           199          113
                                ------        -------         ------         ------          -------       -------      -------
    Total Investment
      Income.................    2,106          9,365            883            873           10,859        44,345        7,100
                                ------        -------         ------         ------          -------       -------      -------
Expenses:
  Investment Advisory Fees...       42            998            110            117              686         2,658          606
  Administration and Fund
    Accounting Fees..........       11             51              5              5               39           156           39
  Compliance Services Fees...        1              4             --             --                3            11            3
  Distribution Fees -- A
    Shares...................                       4             --             --                3            42            4
  Distribution and Service
    Fees -- C Shares.........                      91             42             --                             28           36
  Custodian Fees.............        1             10              1              1                3             7            7
  Professional Fees..........        2              9              1              1               29            27            6
  Insurance Fees.............       --              1             --             --                1             3            1
  Registration Fees..........        1              4              2              3              (11)           18           11
  Transfer Agent Fees........       --             10              1             --                1            23            5
  Printing Fees..............       (2)             9              1             (2)              20            14            6
  Trustees Fees..............        1              4             --             --                5            14            3
  Other Expenses.............        2             (5)             3              2               22            17           (2)
                                ------        -------         ------         ------          -------       -------      -------
    Total Expenses...........       59          1,190            166            127              801         3,018          725
    Less: Administration Fees
      Waived.................       --             (1)            --             --               --            (1)          --
                                ------        -------         ------         ------          -------       -------      -------
    Net Expenses.............       59          1,189            166            127              801         3,017          725
                                ------        -------         ------         ------          -------       -------      -------
Net Investment Income
  (Loss).....................    2,047          8,176            717            746           10,058        41,328        6,375
                                ------        -------         ------         ------          -------       -------      -------
Net Realized and Unrealized
  Gain (Loss) on Investments
  and Foreign Currency
  Transactions:
  Net Realized Gain (Loss) on
    Investments Sold and
    Foreign Currency
    Transactions.............      (20)        (1,526)             8            (77)            (146)      (15,079)      (1,118)
  Net Change in Unrealized
    Appreciation
    (Depreciation) on
    Investments, Forward
    Foreign Currency
    Contracts, Foreign
    Currencies and
    Translation of Other
    Assets and Liabilities in
    Foreign Currency.........       14          3,674            448            683           (1,940)        6,020        2,990
                                ------        -------         ------         ------          -------       -------      -------
    Net Realized and
      Unrealized Gain (Loss)
      on Investments and
      Foreign Currency
      Transactions...........       (6)         2,148            456            606           (2,086)       (9,059)       1,872
                                ------        -------         ------         ------          -------       -------      -------
Change in Net Assets from
  Operations.................   $2,041        $10,324         $1,173         $1,352          $ 7,972       $32,269      $ 8,247
                                ======        =======         ======         ======          =======       =======      =======

Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
STI CLASSIC FUNDS For the Six Month Period Ended September 30, 2006 (Amounts in thousands)
(Unaudited)

                                                                                     U.S. Government                   Virginia
                                       Short-Term      Strategic                       Securities                    Intermediate
                                      U.S. Treasury     Income     U.S. Government     Ultra-Short     Ultra-Short    Municipal
                                     Securities Fund     Fund      Securities Fund      Bond Fund       Bond Fund     Bond Fund
                                     ---------------   ---------   ---------------   ---------------   -----------   ------------
Investment Income:
  Interest Income..................      $1,549         $5,590         $10,065            $833           $5,225         $4,081
  Dividend Income..................          17             68              87              24              138             35
  Income from Securities Lending...          --            134             251               3               21             --
                                         ------         ------         -------            ----           ------         ------
    Total Investment Income........       1,566          5,792          10,403             860            5,384          4,116
                                         ------         ------         -------            ----           ------         ------
Expenses:
  Investment Advisory Fees.........         152            668           1,010              38              244            524
  Administration and Fund
    Accounting Fees................          10             28              51               5               28             24
  Compliance Services Fees.........           1              2               4              --                2              2
  Distribution Fees -- A Shares....           4              3               4                                               4
  Distribution and Service
    Fees -- C Shares...............          84            210              35                                               6
  Custodian Fees...................          --             38               6               7               11              2
  Professional Fees................           2              5               8               1                5              4
  Insurance Fees...................          --              1               1              --                1             --
  Registration Fees................          10             12               9              11                8              3
  Transfer Agent Fees..............           8             13               6              --               --              1
  Printing Fees....................           2              5               8               1                5             (2)
  Trustees Fees....................           1              2               5              --                2              2
  Other Expenses...................          (7)             5              (3)             (2)               2              4
                                         ------         ------         -------            ----           ------         ------
    Total Expenses.................         267            992           1,144              61              308            574
    Less: Investment Advisory Fees
      Waived.......................          --             --              --              (2)              --             --
    Less: Administration Fees
      Waived.......................          --             --              --              (1)              --             --
                                         ------         ------         -------            ----           ------         ------
    Net Expenses...................         267            992           1,144              58              308            574
                                         ------         ------         -------            ----           ------         ------
Net Investment Income..............       1,299          4,800           9,259             802            5,076          3,542
                                         ------         ------         -------            ----           ------         ------
Net Realized and Unrealized Gain
  (Loss) on Investments and Foreign
  Currency Transactions:
  Net Realized Loss on Investments
    Sold and Foreign Currency
    Transactions...................        (627)          (461)         (3,966)            (90)            (497)          (138)
  Net Change in Unrealized
    Appreciation (Depreciation) on
    Investments, Foreign Currencies
    and Translation of Other Assets
    and Liabilities in Foreign
    Currency.......................       1,029          2,954           8,885             258            1,165          3,034
                                         ------         ------         -------            ----           ------         ------
    Net Realized and Unrealized
      Gain on Investments and
      Foreign Currency
      Transactions.................         402          2,493           4,919             168              668          2,896
                                         ------         ------         -------            ----           ------         ------
Change in Net Assets from
  Operations.......................      $1,701         $7,293         $14,178            $970           $5,744         $6,438
                                         ======         ======         =======            ====           ======         ======

Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
STI CLASSIC FUNDS For the Period Ended September 30, 2006 (Amounts in thousands)
(Unaudited)

                                                                                 U.S. Government                       Virginia
                                                Prime Quality     Tax-Exempt       Securities       U.S. Treasury      Tax-Free
                                                    Money        Money Market     Money Market      Money Market     Money Market
                                                 Market Fund         Fund             Fund              Fund             Fund
                                                -------------    ------------    ---------------    -------------    ------------
Investment Income:
  Interest Income.............................    $190,980         $33,248           $16,188           $38,945          $9,199
  Dividend Income.............................       4,020             684                --                --             240
                                                  --------         -------           -------           -------          ------
    Total Investment Income...................     195,000          33,932            16,188            38,945           9,439
                                                  --------         -------           -------           -------          ------
Expenses:
  Investment Advisory Fees....................      18,490           4,193             1,790             4,235           1,079
  Administration and Fund Accounting Fees.....         963             243                83               199              69
  Compliance Services Fees....................          67              16                 6                15               5
  Distribution Fees -- A Shares...............       3,357             490               184                14             237
  Distribution and Service Fees -- C Shares...           5
  Custodian Fees..............................          22              11                 5                 8               3
  Professional Fees...........................         158              40                13                33              11
  Insurance Fees..............................          20               5                 2                 4               1
  Registration Fees...........................         (86)            (15)               (8)              (19)             --
  Transfer Agent Fees.........................          (2)             (2)               (1)               (2)             --
  Printing Fees...............................         244              29                 6                18               8
  Trustees' Fees..............................          83              21                 7                18               6
  Other Expenses..............................          35              12                 8                19               9
                                                  --------         -------           -------           -------          ------
    Total Expenses............................      23,356           5,043             2,095             4,542           1,428
    Less: Administration Fees Waived..........          (9)             (1)               --                (1)             --
                                                  --------         -------           -------           -------          ------
    Net Expenses..............................      23,347           5,042             2,095             4,541           1,428
                                                  --------         -------           -------           -------          ------
Net Investment Income.........................     171,653          28,890            14,093            34,404           8,011
                                                  --------         -------           -------           -------          ------
Net Realized Gain (Loss) on Investments:
  Net Realized Gain (Loss) on Investment
    Sold......................................          11              94                --                --              (8)
                                                  --------         -------           -------           -------          ------
Change in Net Assets from Operations..........    $171,664         $28,984           $14,093           $34,404          $8,003
                                                  ========         =======           =======           =======          ======

Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                                                          Florida                    Georgia
                                        Core Bond Fund (a)(b)      Tax-Exempt Bond Fund       Tax-Exempt Bond Fund
                                       -----------------------    -----------------------    -----------------------
                                        04/01/06-    04/01/05-     04/01/06-    04/01/05-     04/01/06-    04/01/05-
                                        09/30/06     03/31/06      09/30/06     03/31/06      09/30/06     03/31/06
                                       -----------   ---------    -----------   ---------    -----------   ---------
                                       (Unaudited)                (Unaudited)                (Unaudited)
Operations:
  Net Investment Income..............   $ 12,293     $ 15,669      $  2,937     $  5,652      $  2,552     $  3,215
  Net Realized Gain (Loss) on
    Investments Sold, Forward Foreign
    Currencies and Foreign Currency
    Transactions.....................     (6,664)      (2,853)          117        1,124           (97)         133
  Net Change in Unrealized
    Appreciation (Depreciation) on
    Investments, Swaps, Forward
    Foreign Currency Contracts,
    Foreign Currencies and
    Translation of Other Assets and
    Liabilities in Foreign
    Currency.........................     11,166       (8,256)        2,402       (1,704)        1,720          179
                                        --------     --------      --------     --------      --------     --------
  Change in Net Assets from
    Operations.......................     16,795        4,560         5,456        5,072         4,175        3,527
                                        --------     --------      --------     --------      --------     --------
Dividends and Distributions to
  Shareholders:
  Net Investment Income:
    I Shares.........................    (12,326)     (14,412)       (2,770)      (5,238)       (2,369)      (3,719)
    T Shares.........................                  (1,742)
    A Shares.........................        (11)         (13)          (69)        (169)          (62)        (100)
    C Shares.........................         (1)          (1)          (97)        (245)         (122)        (268)
  Realized Capital Gains:
    I Shares.........................         --         (493)           --         (774)           --         (112)
    A Shares.........................         --           (1)           --          (26)           --           (4)
    C Shares.........................         --           --            --          (49)           --          (11)
                                        --------     --------      --------     --------      --------     --------
  Total Dividends and
    Distributions....................    (12,338)     (16,662)       (2,936)      (6,501)       (2,553)      (4,214)
                                        --------     --------      --------     --------      --------     --------
  Change in Net Assets from Capital
    Transactions.....................     73,452      212,581        (6,885)       4,654        10,133       20,067
                                        --------     --------      --------     --------      --------     --------
  Change in Net Assets...............     77,909      200,479        (4,365)       3,225        11,755       19,380
                                        --------     --------      --------     --------      --------     --------
Net Assets:
  Beginning of Period................    498,251      297,772       179,201      175,976       129,207      109,827
                                        --------     --------      --------     --------      --------     --------
  End of Period......................   $576,160     $498,251      $174,836     $179,201      $140,962     $129,207
                                        ========     ========      ========     ========      ========     ========
  Undistributed (Distributions in
    Excess of) Net Investment Income,
    End of Period....................   $     (9)    $     36      $    (10)    $    (11)     $   (735)    $   (734)
                                        ========     ========      ========     ========      ========     ========

                                                High
                                             Income Fund
                                       -----------------------
                                        04/01/06-    04/01/05-
                                        09/30/06     03/31/06
                                       -----------   ---------
                                       (Unaudited)
Operations:
  Net Investment Income..............    $ 2,691     $  6,101
  Net Realized Gain (Loss) on
    Investments Sold, Forward Foreign
    Currencies and Foreign Currency
    Transactions.....................        463       (1,302)
  Net Change in Unrealized
    Appreciation (Depreciation) on
    Investments, Swaps, Forward
    Foreign Currency Contracts,
    Foreign Currencies and
    Translation of Other Assets and
    Liabilities in Foreign
    Currency.........................        156          859
                                         -------     --------
  Change in Net Assets from
    Operations.......................      3,310        5,658
                                         -------     --------
Dividends and Distributions to
  Shareholders:
  Net Investment Income:
    I Shares.........................     (1,536)      (3,216)
    T Shares.........................
    A Shares.........................        (18)         (34)
    C Shares.........................     (1,186)      (2,851)
  Realized Capital Gains:
    I Shares.........................         --       (2,058)
    A Shares.........................         --          (22)
    C Shares.........................         --       (2,047)
                                         -------     --------
  Total Dividends and
    Distributions....................     (2,740)     (10,228)
                                         -------     --------
  Change in Net Assets from Capital
    Transactions.....................     (4,347)     (27,105)
                                         -------     --------
  Change in Net Assets...............     (3,777)     (31,675)
                                         -------     --------
Net Assets:
  Beginning of Period................     73,229      104,904
                                         -------     --------
  End of Period......................    $69,452     $ 73,229
                                         =======     ========
  Undistributed (Distributions in
    Excess of) Net Investment Income,
    End of Period....................    $   (17)    $     32
                                         =======     ========

(a) Renamed Total Return Bond Fund effective October 1, 2006.

(b) Effective August 1, 2005, all T Shares of this fund were exchanged for I Shares and T Shares were no longer offered.


Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                                                          Florida                    Georgia
                                        Core Bond Fund (a)(b)      Tax-Exempt Bond Fund       Tax-Exempt Bond Fund
                                       -----------------------    -----------------------    -----------------------
                                        04/01/06-    04/01/05-     04/01/06-    04/01/05-     04/01/06-    04/01/05-
                                        09/30/06     03/31/06      09/30/06     03/31/06      09/30/06     03/31/06
                                       -----------   ---------    -----------   ---------    -----------   ---------
                                       (Unaudited)                (Unaudited)                (Unaudited)
Capital Transactions:
I Shares:
  Proceeds from Shares Issued........   $ 88,320     $ 389,832     $ 21,866     $ 61,889       $20,403     $ 39,979
  Proceeds from Shares Issued in
    Acquisition......................     65,561            --
  Dividends Reinvested...............      6,246         8,527          180          839           216          489
  Cost of Shares Redeemed............    (86,715)      (64,112)     (27,037)     (53,510)       (7,517)     (20,409)
                                        --------     ---------     --------     --------       -------     --------
  Change in Net Assets from I
    Shares...........................   $ 73,412     $ 334,247     $ (4,991)    $  9,218       $13,102     $ 20,059
                                        --------     ---------     --------     --------       -------     --------
T Shares:
  Proceeds from Shares Issued........                $  39,832
  Dividends Reinvested...............                    1,267
  Cost of Shares Redeemed............                 (163,029)
                                                     ---------
  Change in Net Assets from T
    Shares...........................                $(121,930)
                                                     ---------
A Shares:
  Proceeds from Shares Issued........   $     44     $     298     $    443     $    733       $    74     $  2,084
  Dividends Reinvested...............          7             4           43          132            32           60
  Cost of Shares Redeemed............        (12)          (66)      (1,220)      (1,894)         (617)      (1,076)
                                        --------     ---------     --------     --------       -------     --------
  Change in Net Assets from A
    Shares...........................   $     39     $     236     $   (734)    $ (1,029)      $  (511)    $  1,068
                                        --------     ---------     --------     --------       -------     --------
C Shares:
  Proceeds from Shares Issued........   $     --     $      28     $      3     $     96       $     6     $    446
  Dividends Reinvested...............          1             1           79          225           104          268
  Cost of Shares Redeemed............         --            (1)      (1,242)      (3,856)       (2,568)      (1,774)
                                        --------     ---------     --------     --------       -------     --------
  Change in Net Assets from C
    Shares...........................   $      1     $      28     $ (1,160)    $ (3,535)      $(2,458)    $ (1,060)
                                        --------     ---------     --------     --------       -------     --------
Change in Net Assets from Capital
  Transactions.......................   $ 73,452     $ 212,581     $ (6,885)    $  4,654       $10,133     $ 20,067
                                        ========     =========     ========     ========       =======     ========

                                                High
                                             Income Fund
                                       -----------------------
                                        04/01/06-    04/01/05-
                                        09/30/06     03/31/06
                                       -----------   ---------
                                       (Unaudited)
Capital Transactions:
I Shares:
  Proceeds from Shares Issued........    $ 6,533     $ 13,695
  Proceeds from Shares Issued in
    Acquisition......................
  Dividends Reinvested...............        619        2,299
  Cost of Shares Redeemed............     (5,722)     (28,300)
                                         -------     --------
  Change in Net Assets from I
    Shares...........................    $ 1,430     $(12,306)
                                         -------     --------
T Shares:
  Proceeds from Shares Issued........
  Dividends Reinvested...............
  Cost of Shares Redeemed............
  Change in Net Assets from T
    Shares...........................
A Shares:
  Proceeds from Shares Issued........    $   140     $    168
  Dividends Reinvested...............         15           47
  Cost of Shares Redeemed............        (42)        (527)
                                         -------     --------
  Change in Net Assets from A
    Shares...........................    $   113     $   (312)
                                         -------     --------
C Shares:
  Proceeds from Shares Issued........    $   351     $    871
  Dividends Reinvested...............        776        3,596
  Cost of Shares Redeemed............     (7,017)     (18,954)
                                         -------     --------
  Change in Net Assets from C
    Shares...........................    $(5,890)    $(14,487)
                                         -------     --------
Change in Net Assets from Capital
  Transactions.......................    $(4,347)    $(27,105)
                                         =======     ========

(a) Renamed Total Return Bond Fund effective October 1, 2006.

(b) Effective August 1, 2005, all T Shares of this fund were exchanged for I Shares and T Shares were no longer offered.


Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                                                            Florida                    Georgia
                                          Core Bond Fund (a)(b)      Tax-Exempt Bond Fund       Tax-Exempt Bond Fund
                                         -----------------------    -----------------------    -----------------------
                                          04/01/06-    04/01/05-     04/01/06-    04/01/05-     04/01/06-    04/01/05-
                                          09/30/06     03/31/06      09/30/06     03/31/06      09/30/06     03/31/06
                                         -----------   ---------    -----------   ---------    -----------   ---------
                                         (Unaudited)                (Unaudited)                (Unaudited)
Share Transactions:
I Shares:
  Issued...............................     8,987        38,549        2,025        5,626         2,013        3,890
  Issued in Acquisition................     6,597            --           --           --            --           --
  Reinvested...........................       636           848           18           76            21           48
  Redeemed.............................    (8,832)       (6,348)      (2,503)      (4,876)         (741)      (1,985)
                                           ------       -------       ------       ------         -----       ------
  Change in I Shares...................     7,388        33,049         (460)         826         1,293        1,953
                                           ------       -------       ------       ------         -----       ------
T Shares:
  Issued...............................                   3,893
  Reinvested...........................                     124
  Redeemed.............................                 (15,973)
                                                        -------
  Change in T Shares...................                 (11,956)
                                                        -------
A Shares:
  Issued...............................         4            29           41           67             7          203
  Reinvested...........................         1            --            4           12             3            6
  Redeemed.............................        (1)           (6)        (113)        (172)          (61)        (105)
                                           ------       -------       ------       ------         -----       ------
  Change in A Shares...................         4            23          (68)         (93)          (51)         104
                                           ------       -------       ------       ------         -----       ------
C Shares:
  Issued...............................        --             3           --            9             1           43
  Reinvested...........................        --            --            6           20            10           26
  Redeemed.............................        --            --         (115)        (351)         (254)        (173)
                                           ------       -------       ------       ------         -----       ------
  Change in C Shares...................        --             3         (109)        (322)         (243)        (104)
                                           ------       -------       ------       ------         -----       ------
Change in Shares.......................     7,392        21,119         (637)         411           999        1,953
                                           ======       =======       ======       ======         =====       ======

                                                  High
                                               Income Fund
                                         -----------------------
                                          04/01/06-    04/01/05-
                                          09/30/06     03/31/06
                                         -----------   ---------
                                         (Unaudited)
Share Transactions:
I Shares:
  Issued...............................       934        1,892
  Issued in Acquisition................        --           --
  Reinvested...........................        89          323
  Redeemed.............................      (818)      (3,894)
                                           ------       ------
  Change in I Shares...................       205       (1,679)
                                           ------       ------
T Shares:
  Issued...............................
  Reinvested...........................
  Redeemed.............................
  Change in T Shares...................
A Shares:
  Issued...............................        20           23
  Reinvested...........................         2            7
  Redeemed.............................        (6)         (72)
                                           ------       ------
  Change in A Shares...................        16          (42)
                                           ------       ------
C Shares:
  Issued...............................        50          119
  Reinvested...........................       111          505
  Redeemed.............................    (1,005)      (2,609)
                                           ------       ------
  Change in C Shares...................      (844)      (1,985)
                                           ------       ------
Change in Shares.......................      (623)      (3,706)
                                           ======       ======

(a) Renamed Total Return Bond Fund effective October 1, 2006.

(b) Effective August 1, 2005, all T Shares of this fund were exchanged for I Shares and T Shares were no longer offered.


Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                            High Quality               Intermediate             Investment Grade
                                            Bond Fund (a)              Bond Fund (a)                Bond Fund
                                       -----------------------    -----------------------    -----------------------
                                        04/01/06-    04/01/05-     04/01/06-    04/01/05-     04/01/06-    04/01/05-
                                        09/30/06     03/31/06      09/30/06     03/31/06      09/30/06     03/31/06
                                       -----------   ---------    -----------   ---------    -----------   ---------
                                       (Unaudited)                (Unaudited)                (Unaudited)
Operations:
  Net Investment Income..............    $   961     $  1,963       $ 1,754      $ 2,648      $ 10,510     $  22,409
  Net Realized Gain (Loss) on
    Investments Sold, Forward Foreign
    Currencies and Foreign Currency
    Transactions.....................       (792)        (451)       (1,032)        (617)      (11,264)        7,288
  Net Change in Unrealized
    Appreciation (Depreciation) on
    Investments, Swaps, Forward
    Foreign Currency Contracts,
    Foreign Currencies and
    Translation of Other Assets and
    Liabilities in Foreign
    Currency.........................      1,219         (574)        1,727       (1,076)       14,576       (12,042)
                                         -------     --------       -------      -------      --------     ---------
  Change in Net Assets from
    Operations.......................      1,388          938         2,449          955        13,822        17,655
                                         -------     --------       -------      -------      --------     ---------
Dividends and Distributions to
  Shareholders:
  Net Investment Income:
    I Shares.........................       (960)      (1,717)       (1,752)      (2,568)       (9,942)      (21,449)
    T Shares.........................                    (229)                       (96)
    A Shares.........................                                    --           (2)         (406)         (800)
    C Shares.........................                                    (1)          (1)         (214)         (470)
  Realized Capital Gains:
    I Shares.........................         --           --            --         (101)           --            --
    A Shares.........................                                    --           --            --            --
    C Shares.........................                                    --           --            --            --
                                         -------     --------       -------      -------      --------     ---------
  Total Dividends and
    Distributions....................       (960)      (1,946)       (1,753)      (2,768)      (10,562)      (22,719)
                                         -------     --------       -------      -------      --------     ---------
  Change in Net Assets from Capital
    Transactions.....................     (6,186)     (14,065)        5,584       24,893       (66,465)     (125,727)
                                         -------     --------       -------      -------      --------     ---------
  Change in Net Assets...............     (5,758)     (15,073)        6,280       23,080       (63,205)     (130,791)
                                         -------     --------       -------      -------      --------     ---------
Net Assets:
  Beginning of Period................     48,908       63,981        78,259       55,179       513,814       644,605
                                         -------     --------       -------      -------      --------     ---------
  End of Period......................    $43,150     $ 48,908       $84,539      $78,259      $450,609     $ 513,814
                                         =======     ========       =======      =======      ========     =========
  Undistributed (Distributions in
    Excess of) Net Investment Income,
    End of Period....................    $    81     $     80       $    27      $    26      $    760     $     812
                                         =======     ========       =======      =======      ========     =========

                                          Investment Grade
                                        Tax-Exempt Bond Fund
                                       -----------------------
                                        04/01/06-    04/01/05-
                                        09/30/06     03/31/06
                                       -----------   ---------
                                       (Unaudited)
Operations:
  Net Investment Income..............   $  5,445     $  8,969
  Net Realized Gain (Loss) on
    Investments Sold, Forward Foreign
    Currencies and Foreign Currency
    Transactions.....................        565        1,313
  Net Change in Unrealized
    Appreciation (Depreciation) on
    Investments, Swaps, Forward
    Foreign Currency Contracts,
    Foreign Currencies and
    Translation of Other Assets and
    Liabilities in Foreign
    Currency.........................      4,134       (1,585)
                                        --------     --------
  Change in Net Assets from
    Operations.......................     10,144        8,697
                                        --------     --------
Dividends and Distributions to
  Shareholders:
  Net Investment Income:
    I Shares.........................     (5,112)      (8,283)
    T Shares.........................
    A Shares.........................       (228)        (444)
    C Shares.........................       (105)        (242)
  Realized Capital Gains:
    I Shares.........................         --       (1,977)
    A Shares.........................         --         (118)
    C Shares.........................         --          (80)
                                        --------     --------
  Total Dividends and
    Distributions....................     (5,445)     (11,144)
                                        --------     --------
  Change in Net Assets from Capital
    Transactions.....................     21,844       37,315
                                        --------     --------
  Change in Net Assets...............     26,543       34,868
                                        --------     --------
Net Assets:
  Beginning of Period................    327,452      292,584
                                        --------     --------
  End of Period......................   $353,995     $327,452
                                        ========     ========
  Undistributed (Distributions in
    Excess of) Net Investment Income,
    End of Period....................   $   (162)    $   (162)
                                        ========     ========

(a) Effective August 1, 2005, all T Shares of this fund were exchanged for I Shares and T Shares were no longer offered.


Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                            High Quality               Intermediate             Investment Grade
                                            Bond Fund (a)              Bond Fund (a)                Bond Fund
                                       -----------------------    -----------------------    -----------------------
                                        04/01/06-    04/01/05-     04/01/06-    04/01/05-     04/01/06-    04/01/05-
                                        09/30/06     03/31/06      09/30/06     03/31/06      09/30/06     03/31/06
                                       -----------   ---------    -----------   ---------    -----------   ---------
                                       (Unaudited)                (Unaudited)                (Unaudited)
Capital Transactions:
I Shares:
  Proceeds from Shares Issued........    $ 1,291     $ 32,804       $ 7,362      $35,040      $ 33,214     $ 121,335
  Dividends Reinvested...............        484          873         1,196        1,635         4,435         9,103
  Cost of Shares Redeemed............     (7,961)     (21,465)       (2,972)      (4,560)      (98,830)     (248,679)
                                         -------     --------       -------      -------      --------     ---------
  Change in Net Assets from I
    Shares...........................    $(6,186)    $ 12,212       $ 5,586      $32,115      $(61,181)    $(118,241)
                                         -------     --------       -------      -------      --------     ---------
T Shares:
  Proceeds from Shares Issued........                $    558                    $ 2,156
  Dividends Reinvested...............                      23                         52
  Cost of Shares Redeemed............                 (26,858)                    (9,504)
                                                     --------                    -------
  Change in Net Assets from T
    Shares...........................                $(26,277)                   $(7,296)
                                                     --------                    -------
A Shares:
  Proceeds from Shares Issued........                               $    --      $   207      $  2,085     $   3,455
  Dividends Reinvested...............                                    --            3           369           786
  Cost of Shares Redeemed............                                    --         (205)       (5,148)       (7,512)
                                                                    -------      -------      --------     ---------
  Change in Net Assets from A
    Shares...........................                               $    --      $     5      $ (2,694)    $  (3,271)
                                                                    -------      -------      --------     ---------
C Shares:
  Proceeds from Shares Issued........                               $    --      $    69      $     88     $     798
  Dividends Reinvested...............                                     1            1           191           455
  Cost of Shares Redeemed............                                    (3)          (1)       (2,869)       (5,468)
                                                                    -------      -------      --------     ---------
  Change in Net Assets from C
    Shares...........................                               $    (2)     $    69      $ (2,590)    $  (4,215)
                                                                    -------      -------      --------     ---------
Change in Net Assets from Capital
  Transactions.......................    $(6,186)    $(14,065)      $ 5,584      $24,893      $(66,465)    $(125,727)
                                         =======     ========       =======      =======      ========     =========

                                          Investment Grade
                                        Tax-Exempt Bond Fund
                                       -----------------------
                                        04/01/06-    04/01/05-
                                        09/30/06     03/31/06
                                       -----------   ---------
                                       (Unaudited)
Capital Transactions:
I Shares:
  Proceeds from Shares Issued........   $ 62,146     $126,289
  Dividends Reinvested...............      1,147        2,449
  Cost of Shares Redeemed............    (38,132)     (84,976)
                                        --------     --------
  Change in Net Assets from I
    Shares...........................   $ 25,161     $ 43,762
                                        --------     --------
T Shares:
  Proceeds from Shares Issued........
  Dividends Reinvested...............
  Cost of Shares Redeemed............
  Change in Net Assets from T
    Shares...........................
A Shares:
  Proceeds from Shares Issued........   $  1,247     $  3,247
  Dividends Reinvested...............        171          468
  Cost of Shares Redeemed............     (2,560)      (4,860)
                                        --------     --------
  Change in Net Assets from A
    Shares...........................   $ (1,142)    $ (1,145)
                                        --------     --------
C Shares:
  Proceeds from Shares Issued........   $     43     $    106
  Dividends Reinvested...............         82          283
  Cost of Shares Redeemed............     (2,300)      (5,691)
                                        --------     --------
  Change in Net Assets from C
    Shares...........................   $ (2,175)    $ (5,302)
                                        --------     --------
Change in Net Assets from Capital
  Transactions.......................   $ 21,844     $ 37,315
                                        ========     ========

(a) Effective August 1, 2005, all T Shares of this fund were exchanged for I Shares and T Shares were no longer offered.

Amounts designated as "--" are $0 or have been rounded to $0.


Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                              High Quality               Intermediate             Investment Grade
                                              Bond Fund (a)              Bond Fund (a)                Bond Fund
                                         -----------------------    -----------------------    -----------------------
                                          04/01/06-    04/01/05-     04/01/06-    04/01/05-     04/01/06-    04/01/05-
                                          09/30/06     03/31/06      09/30/06     03/31/06      09/30/06     03/31/06
                                         -----------   ---------    -----------   ---------    -----------   ---------
                                         (Unaudited)                (Unaudited)                (Unaudited)
Share Transactions:
I Shares:
  Issued...............................      134         3,243          750         3,472         3,215        11,501
  Reinvested...........................       50            89          122           163           429           865
  Redeemed.............................     (827)       (2,176)        (303)         (453)       (9,575)      (23,593)
                                            ----        ------         ----         -----        ------       -------
  Change in I Shares...................     (643)        1,156          569         3,182        (5,931)      (11,227)
                                            ----        ------         ----         -----        ------       -------
T Shares:
  Issued...............................                     56                        212
  Reinvested...........................                      2                          5
  Redeemed.............................                 (2,640)                      (931)
                                                        ------                      -----
  Change in T Shares...................                 (2,582)                      (714)
                                                        ------                      -----
A Shares:
  Issued...............................                                  --            21           202           328
  Reinvested...........................                                  --            --            36            75
  Redeemed.............................                                  --           (21)         (497)         (713)
                                                                       ----         -----        ------       -------
  Change in A Shares...................                                  --            --          (259)         (310)
                                                                       ----         -----        ------       -------
C Shares:
  Issued...............................                                  --             7             9            76
  Reinvested...........................                                  --            --            18            43
  Redeemed.............................                                  --            --          (278)         (518)
                                                                       ----         -----        ------       -------
  Change in C Shares...................                                  --             7          (251)         (399)
                                                                       ----         -----        ------       -------
Change in Shares.......................     (643)       (1,426)         569         2,475        (6,441)      (11,936)
                                            ====        ======         ====         =====        ======       =======

                                            Investment Grade
                                          Tax-Exempt Bond Fund
                                         -----------------------
                                          04/01/06-    04/01/05-
                                          09/30/06     03/31/06
                                         -----------   ---------
                                         (Unaudited)
Share Transactions:
I Shares:
  Issued...............................     5,454       10,965
  Reinvested...........................       101          213
  Redeemed.............................    (3,347)      (7,396)
                                           ------       ------
  Change in I Shares...................     2,208        3,782
                                           ------       ------
T Shares:
  Issued...............................
  Reinvested...........................
  Redeemed.............................
  Change in T Shares...................
A Shares:
  Issued...............................       110          281
  Reinvested...........................        15           41
  Redeemed.............................      (224)        (422)
                                           ------       ------
  Change in A Shares...................       (99)        (100)
                                           ------       ------
C Shares:
  Issued...............................         4            9
  Reinvested...........................         7           25
  Redeemed.............................      (202)        (494)
                                           ------       ------
  Change in C Shares...................      (191)        (460)
                                           ------       ------
Change in Shares.......................     1,918        3,222
                                           ======       ======

(a) Effective August 1, 2005, all T Shares of this fund were exchanged for I Shares and T Shares were no longer offered.


Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                           Limited Duration          Limited-Term Federal              Maryland
                                               Fund (a)            Mortgage Securities Fund       Municipal Bond Fund
                                        -----------------------    -------------------------    -----------------------
                                         04/01/06-    04/01/05-     04/01/06-     04/01/05-      04/01/06-    04/01/05-
                                         09/30/06     03/31/06       09/30/06      03/31/06      09/30/06     03/31/06
                                        -----------   ---------    ------------   ----------    -----------   ---------
                                        (Unaudited)                (Unaudited)                  (Unaudited)
Operations:
  Net Investment Income...............    $ 2,047     $  2,165       $  8,176      $ 13,070       $   717      $ 1,462
  Net Realized Gain (Loss) on
    Investments Sold..................        (20)           4         (1,526)       (2,545)            8          298
  Net Change in Unrealized
    Appreciation (Depreciation) on
    Investments.......................         14          (13)         3,674        (2,631)          448         (442)
                                          -------     --------       --------      --------       -------      -------
  Change in Net Assets from
    Operations........................      2,041        2,156         10,324         7,894         1,173        1,318
                                          -------     --------       --------      --------       -------      -------
Dividends and Distributions to
  Shareholders:
  Net Investment Income:
    I Shares..........................     (2,036)      (2,219)        (8,430)      (14,726)         (589)      (1,142)
    T Shares..........................                      (1)
    A Shares..........................                                    (88)         (242)           (9)         (10)
    C Shares..........................                      --           (317)         (872)         (118)        (310)
  Realized Capital Gains:
    I Shares..........................         --           (1)            --            --            --         (268)
    A Shares..........................                                     --            --            --           (4)
    C Shares..........................                      --             --            --            --          (94)
                                          -------     --------       --------      --------       -------      -------
  Total Dividends and Distributions...     (2,036)      (2,221)        (8,835)      (15,840)         (716)      (1,828)
                                          -------     --------       --------      --------       -------      -------
  Change in Net Assets from Capital
    Transactions......................     19,494      (24,365)        12,205       (45,874)       (8,163)      (1,199)
                                          -------     --------       --------      --------       -------      -------
  Change in Net Assets................     19,499      (24,430)        13,694       (53,820)       (7,706)      (1,709)
                                          -------     --------       --------      --------       -------      -------
Net Assets:
  Beginning of Period.................     58,887       83,317        394,501       448,321        42,534       44,243
                                          -------     --------       --------      --------       -------      -------
  End of Period.......................    $78,386     $ 58,887       $408,195      $394,501       $34,828      $42,534
                                          =======     ========       ========      ========       =======      =======
  Undistributed (Distributions in
    Excess of) Net Investment Income,
    End of Period.....................    $    11     $     --       $    360      $ (1,019)      $   (41)     $   (42)
                                          =======     ========       ========      ========       =======      =======

                                            North Carolina
                                         Tax-Exempt Bond Fund
                                        -----------------------
                                         04/01/06-    04/01/05-
                                         09/30/06     03/31/06
                                        -----------   ---------
                                        (Unaudited)
Operations:
  Net Investment Income...............    $   746      $ 1,288
  Net Realized Gain (Loss) on
    Investments Sold..................        (77)         (35)
  Net Change in Unrealized
    Appreciation (Depreciation) on
    Investments.......................        683          166
                                          -------      -------
  Change in Net Assets from
    Operations........................      1,352        1,419
                                          -------      -------
Dividends and Distributions to
  Shareholders:
  Net Investment Income:
    I Shares..........................       (741)      (1,288)
    T Shares..........................
    A Shares..........................         (4)          --
    C Shares..........................         --           --
  Realized Capital Gains:
    I Shares..........................         --           (4)
    A Shares..........................         --           --
    C Shares..........................         --           --
                                          -------      -------
  Total Dividends and Distributions...       (745)      (1,292)
                                          -------      -------
  Change in Net Assets from Capital
    Transactions......................      1,467          463
                                          -------      -------
  Change in Net Assets................      2,074          590
                                          -------      -------
Net Assets:
  Beginning of Period.................     41,388       40,798
                                          -------      -------
  End of Period.......................    $43,462      $41,388
                                          =======      =======
  Undistributed (Distributions in
    Excess of) Net Investment Income,
    End of Period.....................    $   (63)     $   (64)
                                          =======      =======

(a) Effective August 1, 2005, all T Shares and C Shares of this fund were exchanged for I Shares and T Shares and C Shares were no longer offered.


Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                               Limited              Limited-Term Federal         Maryland Municipal
                                          Duration Fund (a)       Mortgage Securities Fund            Bond Fund
                                       -----------------------    -------------------------    -----------------------
                                        04/01/06-    04/01/05-     04/01/06-     04/01/05-      04/01/06-    04/01/05-
                                        09/30/06     03/31/06       09/30/06      03/31/06      09/30/06     03/31/06
                                       -----------   ---------    ------------   ----------    -----------   ---------
                                       (Unaudited)                (Unaudited)                  (Unaudited)
Capital Transactions:
I Shares:
  Proceeds from Shares Issued........    $42,350     $ 31,566       $ 71,010     $ 147,011       $ 3,932      $ 6,853
  Dividends Reinvested...............      1,763        2,057          1,650         4,004           101          350
  Cost of Shares Redeemed............    (24,619)     (57,986)       (56,561)     (181,240)       (9,739)      (5,155)
                                         -------     --------       --------     ---------       -------      -------
  Change in Net Assets from I
    Shares...........................    $19,494     $(24,363)      $ 16,099     $ (30,225)      $(5,706)     $ 2,048
                                         -------     --------       --------     ---------       -------      -------
T Shares:
  Proceeds from Shares Issued........                $    220
  Dividends Reinvested...............                      --
  Cost of Shares Redeemed............                    (221)
                                                     --------
  Change in Net Assets from T
    Shares...........................                $     (1)
                                                     --------
A Shares(1):
  Proceeds from Shares Issued........                               $  1,290     $   3,709       $   583      $   697
  Dividends Reinvested...............                                     74           190             8           14
  Cost of Shares Redeemed............                                 (1,977)       (5,233)       (1,055)        (197)
                                                                    --------     ---------       -------      -------
  Change in Net Assets from A
    Shares...........................                               $   (613)    $  (1,334)      $  (464)     $   514
                                                                    --------     ---------       -------      -------
C Shares:
  Proceeds from Shares Issued........                $     64       $     36     $     195       $    24      $     4
  Dividends Reinvested...............                      --            267           802            94          341
  Cost of Shares Redeemed............                     (65)        (3,584)      (15,312)       (2,111)      (4,106)
                                                     --------       --------     ---------       -------      -------
  Change in Net Assets from C
    Shares...........................                $     (1)      $ (3,281)    $ (14,315)      $(1,993)     $(3,761)
                                                     --------       --------     ---------       -------      -------
Change in Net Assets from Capital
  Transactions.......................    $19,494     $(24,365)      $ 12,205     $ (45,874)      $(8,163)     $(1,199)
                                         =======     ========       ========     =========       =======      =======

                                           North Carolina
                                        Tax-Exempt Bond Fund
                                       -----------------------
                                        04/01/06-    04/01/05-
                                        09/30/06     03/31/06
                                       -----------   ---------
                                       (Unaudited)
Capital Transactions:
I Shares:
  Proceeds from Shares Issued........    $4,939       $8,474
  Dividends Reinvested...............         3           16
  Cost of Shares Redeemed............    (4,117)      (8,140)
                                         ------       ------
  Change in Net Assets from I
    Shares...........................    $  825       $  350
                                         ------       ------
T Shares:
  Proceeds from Shares Issued........
  Dividends Reinvested...............
  Cost of Shares Redeemed............
  Change in Net Assets from T
    Shares...........................
A Shares(1):
  Proceeds from Shares Issued........    $  886       $  111
  Dividends Reinvested...............         4           --
  Cost of Shares Redeemed............      (248)          --
                                         ------       ------
  Change in Net Assets from A
    Shares...........................    $  642       $  111
                                         ------       ------
C Shares:
  Proceeds from Shares Issued........    $   --       $    2
  Dividends Reinvested...............        --           --
  Cost of Shares Redeemed............        --           --
                                         ------       ------
  Change in Net Assets from C
    Shares...........................    $   --       $    2
                                         ------       ------
Change in Net Assets from Capital
  Transactions.......................    $1,467       $  463
                                         ======       ======

(a) Effective August 1, 2005, all T Shares and C Shares of this fund were exchanged for I Shares and T Shares and C Shares were no longer offered.

(1) A shares were offered beginning on April 13, 2005 for the Maryland Municipal Fund.


Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                                                         Limited-Term
                                            Limited Duration           Federal Mortgage          Maryland Municipal
                                                Fund (a)                Securities Fund               Bond Fund
                                         -----------------------    -----------------------    -----------------------
                                          04/01/06-    04/01/05-     04/01/06-    04/01/05-     04/01/06-    04/01/05-
                                          09/30/06     03/31/06      09/30/06     03/31/06      09/30/06     03/31/06
                                         -----------   ---------    -----------   ---------    -----------   ---------
                                         (Unaudited)                (Unaudited)                (Unaudited)
Share Transactions:
I Shares:
  Issued...............................     4,239        3,161         7,197        14,687         388          666
  Reinvested...........................       176          206           167           399          10           34
  Redeemed.............................    (2,464)      (5,809)       (5,737)      (18,032)       (959)        (499)
                                           ------       ------        ------       -------        ----         ----
  Change in I Shares...................     1,951       (2,442)        1,627        (2,946)       (561)         201
                                           ------       ------        ------       -------        ----         ----
T Shares:
  Issued...............................                     22
  Reinvested...........................                     --
  Redeemed.............................                    (22)
                                                        ------
  Change in T Shares...................                     --
                                                        ------
A Shares(1):
  Issued...............................                                  131           370          58           67
  Reinvested...........................                                    8            19           1            1
  Redeemed.............................                                 (201)         (524)       (104)         (19)
                                                                      ------       -------        ----         ----
  Change in A Shares...................                                  (62)         (135)        (45)          49
                                                                      ------       -------        ----         ----
C Shares:
  Issued...............................                      6             4            19           2           --
  Reinvested...........................                     --            27            80           9           33
  Redeemed.............................                     (6)         (363)       (1,524)       (207)        (398)
                                                        ------        ------       -------        ----         ----
  Change in C Shares Transactions......                     --          (332)       (1,425)       (196)        (365)
                                                        ------        ------       -------        ----         ----
Change in Shares.......................     1,951       (2,442)        1,233        (4,506)       (802)        (115)
                                           ======       ======        ======       =======        ====         ====


                                           North Carolina Tax-
                                            Exempt Bond Fund
                                         -----------------------
                                          04/01/06-    04/01/05-
                                          09/30/06     03/31/06
                                         -----------   ---------
                                         (Unaudited)
Share Transactions:
I Shares:
  Issued...............................      499          849
  Reinvested...........................       --            2
  Redeemed.............................     (415)        (816)
                                            ----         ----
  Change in I Shares...................       84           35
                                            ----         ----
T Shares:
  Issued...............................
  Reinvested...........................
  Redeemed.............................
  Change in T Shares...................
A Shares(1):
  Issued...............................       89           11
  Reinvested...........................       --           --
  Redeemed.............................      (25)          --
                                            ----         ----
  Change in A Shares...................       64           11
                                            ----         ----
C Shares:
  Issued...............................       --           --
  Reinvested...........................       --           --
  Redeemed.............................       --           --
                                            ----         ----
  Change in C Shares Transactions......       --           --
                                            ----         ----
Change in Shares.......................      148           46
                                            ====         ====

(a) Effective August 1, 2005, all T Shares and C Shares of this fund were exchanged for I Shares and T Shares and C Shares were no longer offered.

(1) A shares were offered beginning on April 13, 2005 for the Maryland Municipal Fund.


Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                               Seix
                                        Floating Rate High                 Seix                    Short-Term
                                           Income Fund             High Yield Fund (a)              Bond Fund
                                     ------------------------    ------------------------    -----------------------
                                      04/01/06-    03/02/06*-     04/01/06-    04/01/05-      04/01/06-    04/01/05-
                                      09/30/06      03/31/06      09/30/06      03/31/06      09/30/06     03/31/06
                                     -----------   ----------    -----------   ----------    -----------   ---------
                                     (Unaudited)                 (Unaudited)                 (Unaudited)
Operations:
  Net Investment Income............   $ 10,058      $    434     $   41,328    $   79,295     $  6,375     $  9,838
  Net Realized Gain (Loss) on
    Investments Sold and Foreign
    Currency Transactions..........       (146)          (19)       (15,079)      (10,259)      (1,118)         531
  Net Change in Unrealized
    Appreciation (Depreciation) on
    Investments, Foreign Currencies
    and Translation of Other Assets
    and Liabilities in Foreign
    Currency.......................     (1,940)         (329)         6,020        (1,686)       2,990         (947)
                                      --------      --------     ----------    ----------     --------     --------
  Change in Net Assets from
    Operations.....................      7,972            86         32,269        67,350        8,247        9,422
                                      --------      --------     ----------    ----------     --------     --------
Dividends and Distributions to
  Shareholders:
  Net Investment Income:
    I Shares.......................    (10,341)         (438)       (40,267)      (77,610)      (6,228)      (9,580)
    T Shares.......................                                                   (62)
    A Shares.......................        (58)                      (1,110)       (1,414)         (91)        (186)
    C Shares.......................                                    (160)         (256)        (118)        (306)
  Realized Capital Gains:
    I Shares.......................         --            --             --       (16,562)          --           --
    A Shares.......................         --                           --          (536)          --           --
    C Shares.......................                                      --           (76)          --           --
                                      --------      --------     ----------    ----------     --------     --------
  Total Dividends and
    Distributions..................    (10,399)         (438)       (41,537)      (96,516)      (6,437)     (10,072)
                                      --------      --------     ----------    ----------     --------     --------
  Change in Net Assets from Capital
    Transactions...................    318,898       106,757         (3,863)     (118,674)      90,012      (12,846)
                                      --------      --------     ----------    ----------     --------     --------
  Change in Net Assets.............    316,471       106,405        (13,131)     (147,840)      91,822      (13,496)
                                      --------      --------     ----------    ----------     --------     --------
Net Assets:
  Beginning of Period..............    106,405            --      1,259,784     1,407,624      295,903      309,399
                                      --------      --------     ----------    ----------     --------     --------
  End of Period....................   $422,876      $106,405     $1,246,653    $1,259,784     $387,725     $295,903
                                      ========      ========     ==========    ==========     ========     ========
  Undistributed (Distributions in
    Excess of) Net Investment
    Income, End of Period..........   $   (324)     $     17     $     (154)   $       55     $     74     $   (136)
                                      ========      ========     ==========    ==========     ========     ========

                                           Short-Term
                                          U.S. Treasury
                                         Securities Fund
                                     -----------------------
                                      04/01/06-    04/01/05-
                                      09/30/06     03/31/06
                                     -----------   ---------
                                     (Unaudited)
Operations:
  Net Investment Income............    $ 1,299     $  2,382
  Net Realized Gain (Loss) on
    Investments Sold and Foreign
    Currency Transactions..........       (627)        (808)
  Net Change in Unrealized
    Appreciation (Depreciation) on
    Investments, Foreign Currencies
    and Translation of Other Assets
    and Liabilities in Foreign
    Currency.......................      1,029         (122)
                                       -------     --------
  Change in Net Assets from
    Operations.....................      1,701        1,452
                                       -------     --------
Dividends and Distributions to
  Shareholders:
  Net Investment Income:
    I Shares.......................     (1,002)      (1,724)
    T Shares.......................
    A Shares.......................        (75)        (131)
    C Shares.......................       (222)        (528)
  Realized Capital Gains:
    I Shares.......................         --           --
    A Shares.......................         --           --
    C Shares.......................         --           --
                                       -------     --------
  Total Dividends and
    Distributions..................     (1,299)      (2,383)
                                       -------     --------
  Change in Net Assets from Capital
    Transactions...................     (7,908)     (29,864)
                                       -------     --------
  Change in Net Assets.............     (7,506)     (30,795)
                                       -------     --------
Net Assets:
  Beginning of Period..............     79,285      110,080
                                       -------     --------
  End of Period....................    $71,779     $ 79,285
                                       =======     ========
  Undistributed (Distributions in
    Excess of) Net Investment
    Income, End of Period..........    $    (2)    $     (2)
                                       =======     ========

 * Commencement of operations.

(a) Effective August 1, 2005, all T Shares of this fund were exchanged for I Shares and T Shares were no longer offered.


Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                               Seix
                                        Floating Rate High                Seix
                                           Income Fund             High Yield Fund (a)       Short-Term Bond Fund
                                     ------------------------    -----------------------    -----------------------
                                      04/01/06-    03/02/06*-     04/01/06-    04/01/05-     04/01/06-    04/01/05-
                                      09/30/06      03/31/06      09/30/06     03/31/06      09/30/06     03/31/06
                                     -----------   ----------    -----------   ---------    -----------   ---------
                                     (Unaudited)                 (Unaudited)                (Unaudited)
Capital Transactions:
I Shares:
  Proceeds from Shares Issued......   $386,493      $108,820      $ 122,759    $ 184,613     $137,331     $  96,780
  Proceeds from Shares Issued in
    Acquisition....................                                                                --        12,374
  Dividends Reinvested.............      8,297           437         34,750       87,188        1,513         2,720
  Cost of Shares Redeemed..........    (81,070)       (2,500)      (156,530)    (417,753)     (43,740)     (118,491)
                                      --------      --------      ---------    ---------     --------     ---------
  Change in Net Assets from I
    Shares.........................   $313,720      $106,757      $     979    $(145,952)    $ 95,104     $  (6,617)
                                      --------      --------      ---------    ---------     --------     ---------
T Shares:
  Proceeds from Shares Issued......                                            $   2,840
  Dividends Reinvested.............                                                   12
  Cost of Shares Redeemed..........                                               (5,727)
                                                                               ---------
  Change in Net Assets from T
    Shares.........................                                            $  (2,875)
                                                                               ---------
A Shares(1):
  Proceeds from Shares Issued......   $  5,229                    $   1,629    $  37,266     $  1,200     $   2,668
  Dividends Reinvested.............         43                        1,020        1,712           73           164
  Cost of Shares Redeemed..........        (94)                      (7,075)     (11,512)      (2,304)       (3,533)
                                      --------                    ---------    ---------     --------     ---------
  Change in Net Assets from A
    Shares.........................   $  5,178                    $  (4,426)   $  27,466     $ (1,031)    $    (701)
                                      --------                    ---------    ---------     --------     ---------
C Shares:
  Proceeds from Shares Issued......                               $     425    $   2,973     $     10     $     435
  Dividends Reinvested.............                                      61           97           94           238
  Cost of Shares Redeemed..........                                    (902)        (383)      (4,165)       (6,201)
                                                                  ---------    ---------     --------     ---------
  Change in Net Assets from C
    Shares.........................                               $    (416)   $   2,687     $ (4,061)    $  (5,528)
                                                                  ---------    ---------     --------     ---------
Change in Net Assets from Capital
  Transactions.....................   $318,898      $106,757      $  (3,863)   $(118,674)    $ 90,012     $ (12,846)
                                      ========      ========      =========    =========     ========     =========

                                           Short-Term
                                          U.S. Treasury
                                         Securities Fund
                                     -----------------------
                                      04/01/06-    04/01/05-
                                      09/30/06     03/31/06
                                     -----------   ---------
                                     (Unaudited)
Capital Transactions:
I Shares:
  Proceeds from Shares Issued......    $ 3,279     $  6,931
  Proceeds from Shares Issued in
    Acquisition....................
  Dividends Reinvested.............        136          258
  Cost of Shares Redeemed..........     (4,797)     (21,504)
                                       -------     --------
  Change in Net Assets from I
    Shares.........................    $(1,382)    $(14,315)
                                       -------     --------
T Shares:
  Proceeds from Shares Issued......
  Dividends Reinvested.............
  Cost of Shares Redeemed..........
  Change in Net Assets from T
    Shares.........................
A Shares(1):
  Proceeds from Shares Issued......    $   113     $    453
  Dividends Reinvested.............         59          108
  Cost of Shares Redeemed..........       (330)      (2,527)
                                       -------     --------
  Change in Net Assets from A
    Shares.........................    $  (158)    $ (1,966)
                                       -------     --------
C Shares:
  Proceeds from Shares Issued......    $   157     $    294
  Dividends Reinvested.............        196          505
  Cost of Shares Redeemed..........     (6,721)     (14,382)
                                       -------     --------
  Change in Net Assets from C
    Shares.........................    $(6,368)    $(13,583)
                                       -------     --------
Change in Net Assets from Capital
  Transactions.....................    $(7,908)    $(29,864)
                                       =======     ========

 * Commencement of operations.

(a) Effective August 1, 2005, all T Shares of this fund were exchanged for I Shares and T Shares were no longer offered.

(1) A shares were offered beginning on May 8, 2006 for the Seix Floating Rate High Income Fund.


Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                                  Seix
                                             Floating Rate                   Seix
                                            High Income Fund          High Yield Fund (a)       Short-Term Bond Fund
                                        ------------------------    -----------------------    -----------------------
                                         04/01/06-    03/02/06*-     04/01/06-    04/01/05-     04/01/06-    04/01/05-
                                         09/30/06      03/31/06      09/30/06     03/31/06      09/30/06     03/31/06
                                        -----------   ----------    -----------   ---------    -----------   ---------
                                        (Unaudited)                 (Unaudited)                (Unaudited)
Share Transactions:
I Shares:
  Issued..............................    39,008        10,885         11,646       16,930       14,118         9,961
  Issued in Acquisition...............                                                               --         1,281
  Reinvested..........................       841            44          3,295        8,029          156           280
  Redeemed............................    (8,184)         (251)       (14,850)     (38,273)      (4,510)      (12,201)
                                          ------        ------        -------      -------       ------       -------
  Change in I Shares..................    31,665        10,678             91      (13,314)       9,764          (679)
                                          ------        ------        -------      -------       ------       -------
T Shares:
  Issued..............................                                                 258
  Reinvested..........................                                                   1
  Redeemed............................                                                (513)
                                                                                   -------
  Change in T Shares..................                                                (254)
                                                                                   -------
A Shares(1):
  Issued..............................       531                          157        3,495          123           273
  Reinvested..........................         4                           99          162            7            17
  Redeemed............................       (10)                        (686)      (1,093)        (237)         (363)
                                          ------                      -------      -------       ------       -------
  Change in A Shares..................       525                         (430)       2,564         (107)          (73)
                                          ------                      -------      -------       ------       -------
C Shares:
  Issued..............................                                     40          273            1            45
  Reinvested..........................                                      6            9           10            24
  Redeemed............................                                    (86)         (36)        (429)         (637)
                                                                      -------      -------       ------       -------
  Change in C Shares..................                                    (40)         246         (418)         (568)
                                                                      -------      -------       ------       -------
Change in Shares......................    32,190        10,678           (379)     (10,758)       9,239        (1,320)
                                          ======        ======        =======      =======       ======       =======

                                              Short-Term
                                             U.S. Treasury
                                            Securities Fund
                                        -----------------------
                                         04/01/06-    04/01/05-
                                         09/30/06     03/31/06
                                        -----------   ---------
                                        (Unaudited)
Share Transactions:
I Shares:
  Issued..............................      336           701
  Issued in Acquisition...............
  Reinvested..........................       14            26
  Redeemed............................     (490)       (2,175)
                                           ----        ------
  Change in I Shares..................     (140)       (1,448)
                                           ----        ------
T Shares:
  Issued..............................
  Reinvested..........................
  Redeemed............................
  Change in T Shares..................
A Shares(1):
  Issued..............................       12            46
  Reinvested..........................        6            11
  Redeemed............................      (34)         (256)
                                           ----        ------
  Change in A Shares..................      (16)         (199)
                                           ----        ------
C Shares:
  Issued..............................       16            30
  Reinvested..........................       20            51
  Redeemed............................     (687)       (1,458)
                                           ----        ------
  Change in C Shares..................     (651)       (1,377)
                                           ----        ------
Change in Shares......................     (807)       (3,024)
                                           ====        ======

 * Commencement of operations.

(a) Effective August 1, 2005, all T Shares of this fund were exchanged for I Shares and T Shares were no longer offered.

(1) A shares were offered beginning on May 8, 2006 for the Seix Floating Rate High Income Fund.


Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                                                                                U.S. Government
                                             Strategic               U.S. Government        Securities Ultra-Short
                                            Income Fund              Securities Fund             Bond Fund (a)
                                      -----------------------    -----------------------    -----------------------
                                       04/01/06-    04/01/05-     04/01/06-    04/01/05-     04/01/06-    04/01/05-
                                       09/30/06     03/31/06      09/30/06     03/31/06      09/30/06     03/31/06
                                      -----------   ---------    -----------   ---------    -----------   ---------
                                      (Unaudited)                (Unaudited)                (Unaudited)
Operations:
  Net Investment Income.............   $   4,800    $ 12,771      $  9,259     $ 12,880      $    802     $  1,926
  Net Realized Gain (Loss) on
    Investments Sold and Foreign
    Currency Transactions...........        (461)    (12,508)       (3,966)        (944)          (90)        (126)
  Net Change in Unrealized
    Appreciation (Depreciation) on
    Investments, Foreign Currencies
    and Translation of Other Assets
    and Liabilities in Foreign
    Currency........................       2,954        (161)        8,885       (5,944)          258          (71)
                                       ---------    --------      --------     --------      --------     --------
  Change in Net Assets from
    Operations......................       7,293         102        14,178        5,992           970        1,729
                                       ---------    --------      --------     --------      --------     --------
Dividends and Distributions to
  Shareholders:
  Net Investment Income:
    I Shares........................      (4,040)    (10,426)       (9,072)     (13,431)         (818)      (1,902)
    T Shares........................
    A Shares........................         (37)       (109)          (60)        (117)
    C Shares........................        (748)     (2,244)         (127)        (286)                      (119)
  Realized Capital Gains:
    I Shares........................          --      (4,450)           --           --            --           --
    A Shares........................          --         (33)           --           --
    C Shares........................          --      (1,056)           --           --                         --
                                       ---------    --------      --------     --------      --------     --------
  Total Dividends and
    Distributions...................      (4,825)    (18,318)       (9,259)     (13,834)         (818)      (2,021)
                                       ---------    --------      --------     --------      --------     --------
  Change in Net Assets from Capital
    Transactions....................    (149,594)     29,254       158,558          891       (11,155)     (19,784)
                                       ---------    --------      --------     --------      --------     --------
  Change in Net Assets..............    (147,126)     11,038       163,477       (6,951)      (11,003)     (20,076)
                                       ---------    --------      --------     --------      --------     --------
Net Assets:
  Beginning of Period...............     291,546     280,508       327,416      334,367        42,616       62,692
                                       ---------    --------      --------     --------      --------     --------
  End of Period.....................   $ 144,420    $291,546      $490,893     $327,416      $ 31,613     $ 42,616
                                       =========    ========      ========     ========      ========     ========
  Undistributed (Distributions in
    Excess of) Net Investment
    Income, End of Period...........   $  (3,993)   $ (3,968)     $    605     $    605      $     95     $    111
                                       =========    ========      ========     ========      ========     ========


                                            Ultra-Short
                                           Bond Fund (b)
                                      -----------------------
                                       04/01/06-    04/01/05-
                                       09/30/06     03/31/06
                                      -----------   ---------
                                      (Unaudited)
Operations:
  Net Investment Income.............   $   5,076    $  7,772
  Net Realized Gain (Loss) on
    Investments Sold and Foreign
    Currency Transactions...........        (497)       (421)
  Net Change in Unrealized
    Appreciation (Depreciation) on
    Investments, Foreign Currencies
    and Translation of Other Assets
    and Liabilities in Foreign
    Currency........................       1,165        (420)
                                       ---------    --------
  Change in Net Assets from
    Operations......................       5,744       6,931
                                       ---------    --------
Dividends and Distributions to
  Shareholders:
  Net Investment Income:
    I Shares........................      (5,101)     (6,434)
    T Shares........................                  (1,464)
    A Shares........................
    C Shares........................
  Realized Capital Gains:
    I Shares........................          --          --
    A Shares........................
    C Shares........................
                                       ---------    --------
  Total Dividends and
    Distributions...................      (5,101)     (7,898)
                                       ---------    --------
  Change in Net Assets from Capital
    Transactions....................    (140,592)     33,249
                                       ---------    --------
  Change in Net Assets..............    (139,949)     32,282
                                       ---------    --------
Net Assets:
  Beginning of Period...............     245,257     212,975
                                       ---------    --------
  End of Period.....................   $ 105,308    $245,257
                                       =========    ========
  Undistributed (Distributions in
    Excess of) Net Investment
    Income, End of Period...........   $     350    $    375
                                       =========    ========

(a) Effective August 1, 2005, all C Shares of this fund were exchanged for I Shares and C Shares were no longer offered.

(b) Effective August 1, 2005, all T Shares of this fund were exchanged for I Shares and T Shares were no longer offered.


Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                                                                               U.S. Government
                                            Strategic               U.S. Government        Securities Ultra-Short
                                           Income Fund              Securities Fund             Bond Fund (a)
                                     -----------------------    -----------------------    -----------------------
                                      04/01/06-    04/01/05-     04/01/06-    04/01/05-     04/01/06-    04/01/05-
                                      09/30/06     03/31/06      09/30/06     03/31/06      09/30/06     03/31/06
                                     -----------   ---------    -----------   ---------    -----------   ---------
                                     (Unaudited)                (Unaudited)                (Unaudited)
Capital Transactions:
I Shares:
  Proceeds from Shares Issued......   $  16,440    $140,531      $209,893     $159,338      $  3,998     $ 50,911
  Dividends Reinvested.............         414       3,086         1,538        2,992           224          691
  Cost of Shares Redeemed..........    (156,765)    (82,975)      (50,668)    (157,312)      (15,377)     (57,870)
                                      ---------    --------      --------     --------      --------     --------
  Change in Net Assets from I
    Shares.........................   $(139,911)   $ 60,642      $160,763     $  5,018      $(11,155)    $ (6,268)
                                      ---------    --------      --------     --------      --------     --------
T Shares:
  Proceeds from Shares Issued......
  Dividends Reinvested.............
  Cost of Shares Redeemed..........
  Change in Net Assets from T
    Shares.........................
A Shares:
  Proceeds from Shares Issued......   $     583    $  1,633      $  1,058     $  2,798
  Dividends Reinvested.............          29         127            44           94
  Cost of Shares Redeemed..........        (751)     (3,670)       (1,729)      (2,870)
                                      ---------    --------      --------     --------
  Change in Net Assets from A
    Shares.........................   $    (139)   $ (1,910)     $   (627)    $     22
                                      ---------    --------      --------     --------
C Shares:
  Proceeds from Shares Issued......   $     211    $  1,238      $     15     $     65                   $  8,253
  Dividends Reinvested.............         519       2,558           112          274                         99
  Cost of Shares Redeemed..........     (10,274)    (33,274)       (1,705)      (4,488)                   (21,868)
                                      ---------    --------      --------     --------                   --------
  Change in Net Assets from C
    Shares.........................   $  (9,544)   $(29,478)     $ (1,578)    $ (4,149)                  $(13,516)
                                      ---------    --------      --------     --------                   --------
Change in Net Assets from Capital
  Transactions.....................   $(149,594)   $ 29,254      $158,558     $    891      $(11,155)    $(19,784)
                                      =========    ========      ========     ========      ========     ========


                                           Ultra-Short
                                          Bond Fund (b)
                                     -----------------------
                                      04/01/06-    04/01/05-
                                      09/30/06     03/31/06
                                     -----------   ---------
                                     (Unaudited)
Capital Transactions:
I Shares:
  Proceeds from Shares Issued......   $  49,070    $ 282,129
  Dividends Reinvested.............         762        1,145
  Cost of Shares Redeemed..........    (190,424)    (110,138)
                                      ---------    ---------
  Change in Net Assets from I
    Shares.........................   $(140,592)   $ 173,136
                                      ---------    ---------
T Shares:
  Proceeds from Shares Issued......                $  48,762
  Dividends Reinvested.............                      203
  Cost of Shares Redeemed..........                 (188,852)
                                                   ---------
  Change in Net Assets from T
    Shares.........................                $(139,887)
                                                   ---------
A Shares:
  Proceeds from Shares Issued......
  Dividends Reinvested.............
  Cost of Shares Redeemed..........
  Change in Net Assets from A
    Shares.........................
C Shares:
  Proceeds from Shares Issued......
  Dividends Reinvested.............
  Cost of Shares Redeemed..........
  Change in Net Assets from C
    Shares.........................
Change in Net Assets from Capital
  Transactions.....................   $(140,592)   $  33,249
                                      =========    =========

(a) Effective August 1, 2005, all C Shares of this fund were exchanged for I Shares and C Shares were no longer offered.

(b) Effective August 1, 2005, all T Shares of this fund were exchanged for I Shares and T Shares were no longer offered.


Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                                                                                  U.S. Government
                                               Strategic               U.S. Government        Securities Ultra-Short
                                              Income Fund              Securities Fund             Bond Fund (a)
                                        -----------------------    -----------------------    -----------------------
                                         04/01/06-    04/01/05-     04/01/06-    04/01/05-     04/01/06-    04/01/05-
                                         09/30/06     03/31/06      09/30/06     03/31/06      09/30/06     03/31/06
                                        -----------   ---------    -----------   ---------    -----------   ---------
                                        (Unaudited)                (Unaudited)                (Unaudited)
Share Transactions:
I Shares:
  Issued..............................      1,699      13,993        20,678        15,314          406         5,099
  Reinvested..........................         43         314           151           288           23            86
  Redeemed............................    (16,142)     (8,337)       (5,001)      (15,185)      (1,559)      (25,788)
                                          -------      ------        ------       -------       ------       -------
  Change in I Shares..................    (14,400)      5,970        15,828           417       (1,130)      (20,603)
                                          -------      ------        ------       -------       ------       -------
T Shares:
  Issued..............................
  Reinvested..........................
  Redeemed............................
  Change in T Shares..................
A Shares:
  Issued..............................         61         161           104           268
  Reinvested..........................          3          13             4             9
  Redeemed............................        (77)       (364)         (170)         (275)
                                          -------      ------        ------       -------
  Change in A Shares..................        (13)       (190)          (62)            2
                                          -------      ------        ------       -------
C Shares:
  Issued..............................         21         122             2             6                        833
  Reinvested..........................         53         258            11            26                         10
  Redeemed............................     (1,060)     (3,330)         (168)         (430)                    (2,163)
                                          -------      ------        ------       -------                    -------
  Change in C Shares..................       (986)     (2,950)         (155)         (398)                    (1,320)
                                          -------      ------        ------       -------                    -------
Change in Shares......................    (15,399)      2,830        15,611            21       (1,130)      (21,923)
                                          =======      ======        ======       =======       ======       =======


                                              Ultra-Short
                                             Bond Fund (b)
                                        -----------------------
                                         04/01/06-    04/01/05-
                                         09/30/06     03/31/06
                                        -----------   ---------
                                        (Unaudited)
Share Transactions:
I Shares:
  Issued..............................      4,928       28,114
  Reinvested..........................         76          132
  Redeemed............................    (19,093)     (40,744)
                                          -------      -------
  Change in I Shares..................    (14,089)     (12,498)
                                          -------      -------
T Shares:
  Issued..............................                   4,871
  Reinvested..........................                      38
  Redeemed............................                 (74,575)
                                                       -------
  Change in T Shares..................                 (69,666)
                                                       -------
A Shares:
  Issued..............................
  Reinvested..........................
  Redeemed............................
  Change in A Shares..................
C Shares:
  Issued..............................
  Reinvested..........................
  Redeemed............................
  Change in C Shares..................
Change in Shares......................    (14,089)     (82,164)
                                          =======      =======

(a) Effective August 1, 2005, all C Shares of this fund were exchanged for I Shares and C Shares were no longer offered.

(b) Effective August 1, 2005, all T Shares of this fund were exchanged for I Shares and T Shares were no longer offered.


Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                                  Virginia Intermediate
                                                   Municipal Bond Fund
                                                 ------------------------
                                                  04/01/06-     04/01/05-
                                                  09/30/06      03/31/06
                                                 -----------    ---------
                                                 (Unaudited)
Operations:
  Net Investment Income........................   $  3,519      $  5,998
  Net Realized Gain (Loss) on Investments
    Sold.......................................       (171)          280
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments..............      3,956          (865)
                                                  --------      --------
  Change in Net Assets from Operations.........      7,304         5,413
                                                  --------      --------
Dividends and Distributions to Shareholders:
  Net Investment Income:
    I Shares...................................     (3,421)       (5,794)
    A Shares...................................        (95)         (205)
    C Shares...................................        (27)           --
  Realized Capital Gains:
    I Shares...................................         --        (1,141)
    A Shares...................................         --           (38)
    C Shares...................................         --            --
                                                  --------      --------
  Total Dividends and Distributions............     (3,543)       (7,178)
                                                  --------      --------
  Change in Net Assets from Capital
    Transactions...............................     46,886        (7,105)
                                                  --------      --------
  Change in Net Assets.........................     50,647        (8,870)
                                                  --------      --------
Net Assets:
  Beginning of Period..........................    175,232       184,102
                                                  --------      --------
  End of Period................................   $225,879      $175,232
                                                  ========      ========
  Distributions in Excess of Net Investment
    Income, End of Period......................   $    (42)     $    (18)
                                                  ========      ========



Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                                   Virginia Intermediate
                                                    Municipal Bond Fund
                                                  ------------------------
                                                   04/01/06-     04/01/05-
                                                   09/30/06      03/31/06
                                                  -----------    ---------
                                                  (Unaudited)
Capital Transactions:
I Shares:
  Proceeds from Shares Issued...................   $ 14,726       $21,239
  Proceeds from Shares Issued in Acquisition....     50,730            --
  Dividends Reinvested..........................        100           882
  Cost of Shares Redeemed.......................    (22,481)      (27,623)
                                                   --------       -------
  Change in Net Assets from I Shares............   $ 43,075       $(5,502)
                                                   --------       -------
A Shares:
  Proceeds from Shares Issued...................   $    411       $   658
  Proceeds from Shares Issued in Acquisition....        321            --
  Dividends Reinvested..........................         48           173
  Cost of Shares Redeemed.......................       (798)       (2,443)
                                                   --------       -------
  Change in Net Assets from A Shares............   $    (18)      $(1,612)
                                                   --------       -------
C Shares(1):
  Proceeds from Shares Issued...................   $    135       $     9
  Proceeds from Shares Issued in Acquisition....      3,903            --
  Dividends Reinvested..........................         13            --
  Cost of Shares Redeemed.......................       (222)           --
                                                   --------       -------
  Change in Net Assets from C Shares............   $  3,829       $     9
                                                   --------       -------
Change in Net Assets from Capital
  Transactions..................................   $ 46,886       $(7,105)
                                                   ========       =======
Share Transactions:
I Shares:
  Issued........................................      1,570         2,091
  Issued in Acquisition.........................      5,066            --
  Reinvested....................................         10            88
  Redeemed......................................     (2,248)       (2,720)
                                                   --------       -------
  Change in I Shares............................      4,398          (541)
                                                   --------       -------
A Shares:
  Issued........................................         42            64
  Issued in Acquisition.........................         32            --
  Reinvested....................................          5            17
  Redeemed......................................        (80)         (240)
                                                   --------       -------
  Change in A Shares............................         (1)         (159)
                                                   --------       -------
C Shares(1):
  Issued........................................          1             1
  Issued in Acquisition.........................        390            --
  Reinvested....................................          1            --
  Redeemed......................................        (22)           --
                                                   --------       -------
  Change in C Shares............................        370             1
                                                   --------       -------
Change in Shares................................      4,767          (699)
                                                   ========       =======

(1) C shares were offered beginning on September 1, 2005.


Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                                                                                              U.S. Government
                                                       Prime Quality                 Tax-Exempt                 Securities
                                                     Money Market Fund           Money Market Fund           Money Market Fund
                                                  ------------------------    ------------------------    -----------------------
                                                   04/01/06-    04/01/05-      04/01/06-    04/01/05-      04/01/06-    04/01/05-
                                                   09/30/06      03/31/06      09/30/06      03/31/06      09/30/06     03/31/06
                                                  -----------   ----------    -----------   ----------    -----------   ---------
                                                  (Unaudited)                 (Unaudited)                 (Unaudited)
Operations:
  Net Investment Income.........................  $  171,653    $  186,682    $   28,890    $   37,253     $ 14,093     $ 21,609
  Net Realized Gain on Investments Sold.........          11           114            94           103           --           --
  Net Increase from Payments by Affiliates and
    Net Gains (Losses) Realized on the Disposal
    of Investments in Violation of
    Restrictions................................          --            18            --            --           --           --
                                                  ----------    ----------    ----------    ----------     --------     --------
  Change in Net Assets from Operations..........     171,664       186,814        28,984        37,356       14,093       21,609
                                                  ----------    ----------    ----------    ----------     --------     --------
Dividends and Distributions to Shareholders:
  Net Investment Income:
    I Shares....................................     (71,229)      (98,687)      (19,344)      (24,325)      (8,907)     (14,580)
    A Shares....................................    (100,332)      (87,817)       (9,546)      (12,929)      (5,186)      (7,029)
    C Shares....................................         (92)         (178)
  Realized Capital Gains:
    I Shares....................................          --            --            --           (47)          --           --
    A Shares....................................          --            --            --           (27)          --           --
    C Shares....................................          --            --
                                                  ----------    ----------    ----------    ----------     --------     --------
  Total Dividends and Distributions.............    (171,653)     (186,682)      (28,890)      (37,328)     (14,093)     (21,609)
                                                  ----------    ----------    ----------    ----------     --------     --------
  Change in Net Assets from Capital
    Transactions................................     913,051     1,683,808       (47,006)      505,248       46,855      (79,753)
                                                  ----------    ----------    ----------    ----------     --------     --------
  Change in Net Assets..........................     913,062     1,683,940       (46,912)      505,276       46,855      (79,753)
                                                  ----------    ----------    ----------    ----------     --------     --------
Net Assets:
  Beginning of Period...........................   6,992,433     5,308,493     1,843,881     1,338,605      667,541      747,294
                                                  ----------    ----------    ----------    ----------     --------     --------
  End of Period.................................  $7,905,495    $6,992,433    $1,796,969    $1,843,881     $714,396     $667,541
                                                  ==========    ==========    ==========    ==========     ========     ========
  Undistributed (Distributions in Excess of) Net
    Investment Income, End of Period............  $      (74)   $      (74)   $       (1)   $       (1)    $     --     $     --
                                                  ==========    ==========    ==========    ==========     ========     ========



Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                          Prime Quality Money Market      Tax-Exempt Money Market     U.S. Government Securities
                                                     Fund                          Fund                    Money Market Fund
                                          ---------------------------    -------------------------    ---------------------------
                                           04/01/06-      04/01/05-       04/01/06-     04/01/05-      04/01/06-      04/01/05-
                                            09/30/06       03/31/06       09/30/06      03/31/06        09/30/06       03/31/06
                                          ------------   ------------    -----------   -----------    ------------   ------------
                                          (Unaudited)                    (Unaudited)                  (Unaudited)
Capital Transactions:
I Shares:
  Proceeds from Shares Issued...........  $ 2,276,877    $ 4,293,785      $ 876,833    $ 1,815,318     $ 663,684     $ 1,423,967
  Dividends Reinvested..................        7,873         10,886             66             62           445           1,077
  Cost of Shares Redeemed...............   (2,160,383)    (4,501,652)      (835,327)    (1,578,954)     (604,933)     (1,528,403)
                                          -----------    -----------      ---------    -----------     ---------     -----------
  Change in Net Assets from I Shares....  $   124,367    $  (196,981)     $  41,572    $   236,426     $  59,196     $  (103,359)
                                          -----------    -----------      ---------    -----------     ---------     -----------
A Shares:
  Proceeds from Shares Issued...........  $ 1,610,067    $ 3,180,851      $ 373,505    $ 1,385,281     $ 154,044     $   428,415
  Dividends Reinvested..................      100,269         91,013          9,546         13,368         5,186           7,367
  Cost of Shares Redeemed...............     (921,749)    (1,384,974)      (471,629)    (1,129,827)     (171,571)       (412,176)
                                          -----------    -----------      ---------    -----------     ---------     -----------
  Change in Net Assets from A Shares....  $   788,587    $ 1,886,890      $ (88,578)   $   268,822     $ (12,341)    $    23,606
                                          -----------    -----------      ---------    -----------     ---------     -----------
C Shares:
  Proceeds from Shares Issued...........  $     1,097    $       900
  Dividends Reinvested..................           79            164
  Cost of Shares Redeemed...............       (1,079)        (7,165)
                                          -----------    -----------
  Change in Net Assets from C Shares....  $        97    $    (6,101)
                                          -----------    -----------
Change in Net Assets from Capital
  Transactions..........................  $   913,051    $ 1,683,808      $ (47,006)   $   505,248     $  46,855     $   (79,753)
                                          ===========    ===========      =========    ===========     =========     ===========
Share Transactions:
I Shares:
  Issued................................    2,276,877      4,293,785        876,833      1,815,318       663,684       1,423,967
  Reinvested............................        7,873         10,886             66             62           445           1,077
  Redeemed..............................   (2,160,383)    (4,501,652)      (835,327)    (1,578,954)     (604,933)     (1,528,403)
                                          -----------    -----------      ---------    -----------     ---------     -----------
  Change in I Shares....................      124,367       (196,981)        41,572        236,426        59,196        (103,359)
                                          -----------    -----------      ---------    -----------     ---------     -----------
A Shares:
  Issued................................    1,610,067      3,180,851        373,505      1,385,281       154,044         428,415
  Reinvested............................      100,269         91,013          9,546         13,368         5,186           7,367
  Redeemed..............................     (921,749)    (1,384,974)      (471,629)    (1,129,827)     (171,571)       (412,176)
                                          -----------    -----------      ---------    -----------     ---------     -----------
  Change in A Shares....................      788,587      1,886,890        (88,578)       268,822       (12,341)         23,606
                                          -----------    -----------      ---------    -----------     ---------     -----------
C Shares:
  Issued................................        1,097            900
  Reinvested............................           79            164
  Redeemed..............................       (1,079)        (7,165)
                                          -----------    -----------
  Change in C Shares....................           97         (6,101)
                                          -----------    -----------
Change in Shares........................      913,051      1,683,808        (47,006)       505,248        46,855         (79,753)
                                          ===========    ===========      =========    ===========     =========     ===========



Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                                                U.S. Treasury Money       Virginia Tax-Free Money
                                                                    Market Fund                 Market Fund
                                                              ------------------------    -----------------------
                                                               04/01/06-    04/01/05-      04/01/06-    04/01/05-
                                                               09/30/06      03/31/06      09/30/06     03/31/06
                                                              -----------   ----------    -----------   ---------
                                                              (Unaudited)                 (Unaudited)
Operations:
  Net Investment Income.....................................  $   34,404    $   43,859     $  8,011     $ 10,915
  Net Realized Gain (Loss) on Investments Sold..............          --           (14)          (8)         107
  Change in Net Assets from Operations......................      34,404        43,845        8,003       11,022
                                                              ----------    ----------     --------     --------
Dividends and Distributions to Shareholders:
  Net Investment Income:
    I Shares................................................     (33,998)      (43,695)      (3,422)      (4,669)
    A Shares................................................        (406)         (164)      (4,589)      (6,247)
  Realized Capital Gains:
    I Shares................................................          --            --           --          (39)
    A Shares................................................          --            --           --          (63)
                                                              ----------    ----------     --------     --------
  Total Dividends and Distributions.........................     (34,404)      (43,859)      (8,011)     (11,018)
                                                              ----------    ----------     --------     --------
  Change in Net Assets from Capital Transactions............     293,249       254,466       44,874      155,310
                                                              ----------    ----------     --------     --------
  Change in Net Assets......................................     293,249       254,452       44,866      155,314
                                                              ----------    ----------     --------     --------
Net Assets:
  Beginning of Period.......................................   1,662,538     1,408,086      530,071      374,757
                                                              ----------    ----------     --------     --------
  End of Period.............................................  $1,955,787    $1,662,538     $574,937     $530,071
                                                              ==========    ==========     ========     ========
  Undistributed Net Investment Income, End of Period........  $       62    $       62     $      5     $      5
                                                              ==========    ==========     ========     ========



Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                                              U.S. Treasury Money Market     Virginia Tax-Free Money
                                                                         Fund                      Market Fund
                                                              ---------------------------    -----------------------
                                                               04/01/06-      04/01/05-       04/01/06-    04/01/05-
                                                                09/30/06       03/31/06       09/30/06     03/31/06
                                                              ------------   ------------    -----------   ---------
                                                              (Unaudited)                    (Unaudited)
Capital Transactions:
I Shares:
  Proceeds from Shares Issued...............................  $ 2,429,879    $ 2,817,452      $ 162,990    $ 370,968
  Dividends Reinvested......................................          180            320            565          677
  Cost of Shares Redeemed...................................   (2,146,880)    (2,575,370)      (149,204)    (322,706)
                                                              -----------    -----------      ---------    ---------
  Change in Net Assets from I Shares........................  $   283,179    $   242,402      $  14,351    $  48,939
                                                              -----------    -----------      ---------    ---------
A Shares:
  Proceeds from Shares Issued...............................  $    31,715    $    95,793      $ 200,835    $ 379,425
  Dividends Reinvested......................................          406            165          4,589        6,510
  Cost of Shares Redeemed...................................      (22,051)       (83,894)      (174,901)    (279,564)
                                                              -----------    -----------      ---------    ---------
  Change in Net Assets from A Shares........................  $    10,070    $    12,064      $  30,523    $ 106,371
                                                              -----------    -----------      ---------    ---------
Change in Net Assets from Capital Transactions..............  $   293,249    $   254,466      $  44,874    $ 155,310
                                                              ===========    ===========      =========    =========
Share Transactions:
I Shares:
  Issued....................................................    2,429,879      2,817,452        162,990      370,968
  Reinvested................................................          180            320            565          677
  Redeemed..................................................   (2,146,880)    (2,575,370)      (149,204)    (322,706)
                                                              -----------    -----------      ---------    ---------
  Change in I Shares........................................      283,179        242,402         14,351       48,939
                                                              -----------    -----------      ---------    ---------
A Shares:
  Issued....................................................       31,715         95,793        200,835      379,425
  Reinvested................................................          406            165          4,589        6,510
  Redeemed..................................................      (22,051)       (83,894)      (174,901)    (279,564)
                                                              -----------    -----------      ---------    ---------
  Change in A Shares........................................       10,070         12,064         30,523      106,371
                                                              -----------    -----------      ---------    ---------
Change in Shares............................................      293,249        254,466         44,874      155,310
                                                              ===========    ===========      =========    =========



Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

                                                              Net
                                                            Realized
                                                              and
                                                           Unrealized                              Distributions
                                 Net Asset                   Gains                    Dividends        from            Total
                                  Value,        Net       (Losses) on                  from Net      Realized        Dividends
                                 Beginning   Investment   Investments,   Total From   Investment      Capital           and
                                 of Period     Income        Swaps       Operations     Income         Gains       Distributions
                                 ---------   ----------   ------------   ----------   ----------   -------------   -------------
CORE BOND FUND(5)
I Shares
 Period Ended September 30,
 2006*                            $ 9.86       $ 0.23        $ 0.08        $ 0.31       $(0.23)       $   --          $(0.23)
 Year Ended March 31, 2006         10.12         0.41         (0.24)         0.17        (0.42)        (0.01)          (0.43)
 Period Ended March 31, 2005       10.30         0.15         (0.14)         0.01        (0.14)        (0.05)          (0.19)
 Year Ended October 31, 2004++     10.31         0.31          0.23          0.54        (0.32)        (0.23)          (0.55)
 Year Ended October 31, 2003       10.00         0.30          0.35          0.65        (0.34)           --           (0.34)
 Year Ended October 31, 2002       10.34         0.42         (0.29)         0.13        (0.42)        (0.05)          (0.47)
 Year Ended October 31, 2001        9.66         0.59          0.70          1.29        (0.61)           --           (0.61)
A Shares
 Period Ended September 30,
 2006*                             10.15         0.22          0.08          0.30        (0.22)           --           (0.22)
 Year Ended March 31, 2006         10.41         0.38         (0.24)         0.14        (0.39)        (0.01)          (0.40)
 Period Ended March 31, 2005       10.60         0.12(a)      (0.13)(a)     (0.01)       (0.13)        (0.05)          (0.18)
 Year Ended October 31, 2004++     10.49         0.18          0.35          0.53        (0.19)        (0.23)          (0.42)
 Year Ended October 31, 2003       10.08         0.29          0.34          0.63        (0.22)           --           (0.22)
 Period Ended October 31,
 2002(b)                           10.00         0.27          0.09          0.36        (0.28)           --           (0.28)
C Shares
 Period Ended September 30,
 2006*                              9.86         0.18          0.08          0.26        (0.18)           --           (0.18)
 Year Ended March 31, 2006         10.12         0.32         (0.24)         0.08        (0.33)        (0.01)          (0.34)
 Period Ended March 31, 2005       10.30         0.11         (0.13)        (0.02)       (0.11)        (0.05)          (0.16)
 Period Ended October 31,
 2004++(c)                         10.25         0.01          0.06          0.07        (0.02)           --           (0.02)
FLORIDA TAX-EXEMPT BOND FUND
I Shares
 Period Ended September 30,2006*   10.82         0.18          0.16          0.34        (0.18)           --           (0.18)
 Year Ended March 31, 2006         10.90         0.34         (0.03)         0.31        (0.34)        (0.05)          (0.39)
 Period Ended March 31, 2005+      10.93         0.26          0.10          0.36        (0.26)        (0.13)          (0.39)
 Year Ended May 31, 2004           11.69         0.32(a)      (0.56)(a)     (0.24)       (0.32)        (0.20)          (0.52)
 Year Ended May 31, 2003           10.95         0.40          0.79          1.19        (0.40)        (0.05)          (0.45)
 Year Ended May 31, 2002           10.79         0.40          0.22          0.62        (0.40)        (0.06)          (0.46)
 Year Ended May 31, 2001           10.06         0.44          0.73          1.17        (0.44)           --           (0.44)
A Shares
 Period Ended September 30,
 2006*                             10.83         0.17          0.16          0.33        (0.17)           --           (0.17)
 Year Ended March 31, 2006         10.91         0.33         (0.03)         0.30        (0.33)        (0.05)          (0.38)
 Period Ended March 31, 2005+      10.93         0.25          0.11          0.36        (0.25)        (0.13)          (0.38)
 Year Ended May 31, 2004           11.69         0.30(a)      (0.56)(a)     (0.26)       (0.30)        (0.20)          (0.50)
 Year Ended May 31, 2003           10.95         0.38          0.79          1.17        (0.38)        (0.05)          (0.43)
 Year Ended May 31, 2002           10.79         0.38          0.22          0.60        (0.38)        (0.06)          (0.44)
 Year Ended May 31, 2001           10.07         0.42          0.72          1.14        (0.42)           --           (0.42)

                                                                                                    Ratio of
                                                                                                   Expenses to
                                                                        Ratio of     Ratio of      Average Net
                                                                           Net         Net           Assets
                                     Net                                Expenses    Investment     (Excluding
                                   Assets                 Net Assets,      to       Income to       Waivers,
                                   Value,                   End of       Average     Average     Reimbursements    Portfolio
                                   End of       Total       Period         Net         Net         and Expense     Turnover
                                   Period     Return(2)      (000)      Assets(3)   Assets(3)      Offset)(3)       Rate(4)
                                  ---------   ---------   -----------   ---------   ----------   ---------------   ---------
CORE BOND FUND(5)
I Shares
 Period Ended September 30,
 2006*                             $ 9.94        3.21%    $  575,596      0.30%        4.63%           0.30%          148%
 Year Ended March 31, 2006           9.86        1.68        497,730      0.37         4.01            0.29           236
 Period Ended March 31, 2005        10.12        0.09        176,537      0.37         3.12            0.37           150
 Year Ended October 31, 2004++      10.30        5.49         56,019      0.45         3.03            0.59           330
 Year Ended October 31, 2003        10.31        6.58         33,662      0.45         3.10            0.51           463
 Year Ended October 31, 2002        10.00        1.38         80,727      0.45         4.08            0.70           502
 Year Ended October 31, 2001        10.34       13.82         52,034      0.45         5.85            0.70           492
A Shares
 Period Ended September 30,
 2006*                              10.23        2.99            536      0.54         4.33            0.54           148
 Year Ended March 31, 2006          10.15        1.38            493      0.56         3.67            0.56           236
 Period Ended March 31, 2005        10.41       (0.11)           267      0.62         2.78            0.62           150
 Year Ended October 31, 2004++      10.60        5.22            417      0.70         2.80            0.83           330
 Year Ended October 31, 2003        10.49        6.24            303      0.68         2.66            0.68           463
 Period Ended October 31,
 2002(b)                            10.08        3.69            166      0.80         3.30            1.11           502
C Shares
 Period Ended September 30,
 2006*                               9.94        2.70             28      1.29         3.71            1.29           148
 Year Ended March 31, 2006           9.86        0.76             28      1.24         3.10            1.27           236
 Period Ended March 31, 2005        10.12       (0.17)             1      1.01         2.50            1.37           150
 Period Ended October 31,
 2004++(c)                          10.30        0.65              1      1.10         2.71            1.41           330
FLORIDA TAX-EXEMPT BOND FUND
I Shares
 Period Ended September 30,2006*    10.98        3.20        162,706      0.60         3.37            0.60            27
 Year Ended March 31, 2006          10.82        2.90        165,341      0.63         3.13            0.65            90
 Period Ended March 31, 2005+       10.90        3.31        157,500      0.67         2.84            0.71            66
 Year Ended May 31, 2004            10.93       (2.07)       165,065      0.71         2.82            0.75            56
 Year Ended May 31, 2003            11.69       11.13        147,423      0.71         3.54            0.75            62
 Year Ended May 31, 2002            10.95        5.88        120,885      0.71         3.65            0.76            91
 Year Ended May 31, 2001            10.79       11.84        107,867      0.71         4.19            0.76            59
A Shares
 Period Ended September 30,
 2006*                              10.99        3.13          4,409      0.75         3.24            0.75            27
 Year Ended March 31, 2006          10.83        2.73          5,077      0.80         2.98            0.81            90
 Period Ended March 31, 2005+       10.91        3.24          6,129      0.86         2.65            0.94            66
 Year Ended May 31, 2004            10.93       (2.28)         5,906      0.92         2.62            1.13            56
 Year Ended May 31, 2003            11.69       10.89          8,191      0.92         3.29            1.13            62
 Year Ended May 31, 2002            10.95        5.66          2,935      0.92         3.44            1.37            91
 Year Ended May 31, 2001            10.79       11.50          2,747      0.91         4.00            1.38            59

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.


                                                              Net
                                                           Realized
                                                              and                                 Distributions
                                 Net Asset                Unrealized                 Dividends        from            Total
                                  Value,        Net          Gains                    from Net      Realized        Dividends
                                 Beginning   Investment   (Losses) on   Total From   Investment      Capital           and
                                 of Period     Income     Investments   Operations     Income         Gains       Distributions
                                 ---------   ----------   -----------   ----------   ----------   -------------   -------------
FLORIDA TAX-EXEMPT BOND FUND
C Shares
 Period Ended September 30,
 2006*                            $10.85       $ 0.13       $ 0.16        $ 0.29       $(0.13)       $   --          $(0.13)
 Year Ended March 31, 2006         10.93         0.24        (0.03)         0.21        (0.24)        (0.05)          (0.29)
 Period Ended March 31, 2005+      10.96         0.19         0.10          0.29        (0.19)        (0.13)          (0.32)
 Year Ended May 31, 2004           11.71         0.24(a)     (0.55)(a)     (0.31)       (0.24)        (0.20)          (0.44)
 Year Ended May 31, 2003           10.97         0.32         0.79          1.11        (0.32)        (0.05)          (0.37)
 Year Ended May 31, 2002           10.81         0.32         0.22          0.54        (0.32)        (0.06)          (0.38)
 Year Ended May 31, 2001           10.09         0.37         0.72          1.09        (0.37)           --           (0.37)
GEORGIA TAX-EXEMPT BOND FUND
I Shares
 Period Ended September 30,
 2006*                             10.16         0.20         0.11          0.31        (0.19)           --           (0.19)
 Year Ended March 31, 2006         10.21         0.36(a)     (0.04)(a)      0.32        (0.36)        (0.01)          (0.37)
 Period Ended March 31, 2005+      10.24         0.28         0.20          0.48        (0.27)        (0.24)          (0.51)
 Year Ended May 31, 2004           10.89         0.34(a)     (0.58)(a)     (0.24)       (0.34)        (0.07)          (0.41)
 Year Ended May 31, 2003           10.29         0.38         0.60          0.98        (0.38)           --           (0.38)
 Year Ended May 31, 2002           10.10         0.39         0.19          0.58        (0.39)           --           (0.39)
 Year Ended May 31, 2001            9.50         0.40         0.60          1.00        (0.40)           --           (0.40)
A Shares
 Period Ended September 30,
 2006*                             10.18         0.18         0.13          0.31        (0.19)           --           (0.19)
 Year Ended March 31, 2006         10.22         0.35(a)     (0.03)(a)      0.32        (0.35)        (0.01)          (0.36)
 Period Ended March 31, 2005+      10.25         0.27         0.20          0.47        (0.26)        (0.24)          (0.50)
 Year Ended May 31, 2004           10.90         0.32(a)     (0.58)(a)     (0.26)       (0.32)        (0.07)          (0.39)
 Year Ended May 31, 2003           10.31         0.35         0.59          0.94        (0.35)           --           (0.35)
 Year Ended May 31, 2002           10.12         0.37         0.19          0.56        (0.37)           --           (0.37)
 Year Ended May 31, 2001            9.51         0.38         0.61          0.99        (0.38)           --           (0.38)
C Shares
 Period Ended September 30,
 2006*                             10.17         0.14         0.12          0.26        (0.14)           --           (0.14)
 Year Ended March 31, 2006         10.22         0.27(a)     (0.04)(a)      0.23        (0.27)        (0.01)          (0.28)
 Period Ended March 31, 2005+      10.25         0.22         0.20          0.42        (0.21)        (0.24)          (0.45)
 Year Ended May 31, 2004           10.90         0.27(a)     (0.58)(a)     (0.31)       (0.27)        (0.07)          (0.34)
 Year Ended May 31, 2003           10.30         0.30         0.60          0.90        (0.30)           --           (0.30)
 Year Ended May 31, 2002           10.11         0.32         0.19          0.51        (0.32)           --           (0.32)
 Year Ended May 31, 2001            9.51         0.33         0.60          0.93        (0.33)           --           (0.33)
HIGH INCOME FUND
I Shares
 Period Ended September 30,
 2006*                              6.97         0.29         0.05          0.34        (0.29)           --           (0.29)
 Year Ended March 31, 2006          7.38         0.55        (0.03)         0.52        (0.55)        (0.38)          (0.93)
 Period Ended March 31, 2005+       7.38         0.46         0.21          0.67        (0.46)        (0.21)          (0.67)
 Year Ended May 31, 2004            7.16         0.62(a)      0.22(a)       0.84        (0.62)           --           (0.62)
 Year Ended May 31, 2003            7.25         0.61        (0.09)         0.52        (0.61)           --           (0.61)
 Period Ended May 31, 2002(d)       7.37         0.39        (0.12)         0.27        (0.39)           --           (0.39)

                                                                                                    Ratio of
                                                                                                   Expenses to
                                                                        Ratio of     Ratio of      Average Net
                                                                           Net         Net           Assets
                                     Net                                Expenses    Investment     (Excluding
                                   Assets                 Net Assets,      to       Income to       Waivers,
                                   Value,                   End of       Average     Average     Reimbursements    Portfolio
                                   End of       Total       Period         Net         Net         and Expense     Turnover
                                   Period     Return(2)      (000)      Assets(3)   Assets(3)      Offset)(3)       Rate(4)
                                  ---------   ---------   -----------   ---------   ----------   ---------------   ---------
FLORIDA TAX-EXEMPT BOND FUND
C Shares
 Period Ended September 30,
 2006*                             $11.01        2.68%    $    7,721      1.60%        2.37%           1.60%           27%
 Year Ended March 31, 2006          10.85        1.95          8,783      1.56         2.22            1.66            90
 Period Ended March 31, 2005+       10.93        2.66         12,347      1.42         2.09            1.73            66
 Year Ended May 31, 2004            10.96       (2.68)        19,952      1.42         2.14            1.81            56
 Year Ended May 31, 2003            11.71       10.32         40,241      1.42         2.81            1.80            62
 Year Ended May 31, 2002            10.97        5.15         21,897      1.42         2.93            1.84            91
 Year Ended May 31, 2001            10.81       10.95         12,806      1.41         3.49            1.89            59
GEORGIA TAX-EXEMPT BOND FUND
I Shares
 Period Ended September 30,
 2006*                              10.28        3.13        130,552      0.60         3.82            0.60            53
 Year Ended March 31, 2006          10.16        3.19        115,929      0.64         3.53            0.66            43
 Period Ended March 31, 2005+       10.21        4.73         96,503      0.67         3.31            0.71            52
 Year Ended May 31, 2004            10.24       (2.18)        98,113      0.71         3.26            0.76           100
 Year Ended May 31, 2003            10.89        9.64         98,866      0.71         3.55            0.76            17
 Year Ended May 31, 2002            10.29        5.81         91,356      0.71         3.79            0.76            23
 Year Ended May 31, 2001            10.10       10.67         85,880      0.71         4.03            0.77            21
A Shares
 Period Ended September 30,
 2006*                              10.30        3.05          3,234      0.75         3.66            0.75            53
 Year Ended March 31, 2006          10.18        3.12          3,711      0.79         3.38            0.81            43
 Period Ended March 31, 2005+       10.22        4.57          2,660      0.86         3.12            0.99            52
 Year Ended May 31, 2004            10.25       (2.39)         2,735      0.92         3.06            1.36           100
 Year Ended May 31, 2003            10.90        9.29          2,630      0.92         3.34            1.41            17
 Year Ended May 31, 2002            10.31        5.58          2,844      0.92         3.58            1.36            23
 Year Ended May 31, 2001            10.12       10.56          2,901      0.91         3.83            1.42            21
C Shares
 Period Ended September 30,
 2006*                              10.29        2.61          7,176      1.60         2.82            1.60            53
 Year Ended March 31, 2006          10.17        2.25          9,567      1.57         2.61            1.67            43
 Period Ended March 31, 2005+       10.22        4.09         10,664      1.42         2.56            1.73            52
 Year Ended May 31, 2004            10.25       (2.87)        13,351      1.42         2.55            1.84           100
 Year Ended May 31, 2003            10.90        8.86         16,591      1.42         2.84            1.84            17
 Year Ended May 31, 2002            10.30        5.07         14,269      1.42         3.08            1.84            23
 Year Ended May 31, 2001            10.11        9.92         14,079      1.41         3.33            1.89            21
HIGH INCOME FUND
I Shares
 Period Ended September 30,
 2006*                               7.02        4.90         38,502      0.69         8.01            0.70           143
 Year Ended March 31, 2006           6.97        7.53         36,764      0.72         7.64            0.82           208
 Period Ended March 31, 2005+        7.38        9.31         51,318      0.73         7.47            0.87           191
 Year Ended May 31, 2004             7.38       11.94         71,314      0.76         8.27            0.91            49
 Year Ended May 31, 2003             7.16        8.19        100,852      0.78         8.95            0.93            20
 Period Ended May 31, 2002(d)        7.25        3.70         28,767      0.82         8.27            0.97            59

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.


                                                              Net
                                                           Realized
                                                              and                                 Distributions
                                 Net Asset                Unrealized                 Dividends        from            Total
                                  Value,        Net          Gains                    from Net      Realized        Dividends
                                 Beginning   Investment   (Losses) on   Total From   Investment      Capital           and
                                 of Period     Income     Investments   Operations     Income         Gains       Distributions
                                 ---------   ----------   -----------   ----------   ----------   -------------   -------------
HIGH INCOME FUND
A Shares
 Period Ended September 30,
 2006*                            $ 6.98       $ 0.27       $ 0.05        $ 0.32       $(0.27)       $   --          $(0.27)
 Year Ended March 31, 2006          7.39         0.53        (0.03)         0.50        (0.53)        (0.38)          (0.91)
 Period Ended March 31, 2005+       7.38         0.44         0.22          0.66        (0.44)        (0.21)          (0.65)
 Period Ended May 31, 2004(e)       7.39         0.35(a)     (0.01)(a)      0.34        (0.35)           --           (0.35)
C Shares
 Period Ended September 30,
 2006*                              6.97         0.25         0.06          0.31        (0.25)           --           (0.25)
 Year Ended March 31, 2006          7.38         0.49        (0.03)         0.46        (0.49)        (0.38)          (0.87)
 Period Ended March 31, 2005+       7.38         0.42         0.21          0.63        (0.42)        (0.21)          (0.63)
 Year Ended May 31, 2004            7.16         0.57(a)      0.22(a)       0.79        (0.57)           --           (0.57)
 Year Ended May 31, 2003            7.25         0.57        (0.09)         0.48        (0.57)           --           (0.57)
 Year Ended May 31, 2002            7.69         0.55        (0.44)         0.11        (0.55)           --           (0.55)
 Year Ended May 31, 2001            7.88         0.55        (0.19)         0.36        (0.55)           --           (0.55)
HIGH QUALITY BOND FUND
I Shares
 Period Ended September 30,
 2006*                              9.65         0.20         0.10          0.30        (0.20)           --           (0.20)
 Year Ended March 31, 2006          9.85         0.37        (0.22)         0.15        (0.35)           --           (0.35)
 Period Ended March 31, 2005+       9.84         0.21         0.02          0.23        (0.21)        (0.01)          (0.22)
 Period Ended May 31, 2004(f)      10.00         0.12(a)     (0.16)(a)     (0.04)       (0.12)           --           (0.12)
INTERMEDIATE BOND FUND
I Shares
 Period Ended September 30,
 2006*                              9.85         0.22(a)      0.08(a)       0.30        (0.22)           --           (0.22)
 Year Ended March 31, 2006         10.08         0.38        (0.21)         0.17        (0.39)        (0.01)          (0.40)
 Period Ended March 31, 2005       10.37         0.14        (0.21)        (0.07)       (0.14)        (0.08)          (0.22)
 Year Ended October 31, 2004++     10.23         0.34         0.14          0.48        (0.34)           --           (0.34)
 Year Ended October 31, 2003       10.12         0.37         0.15          0.52        (0.41)           --           (0.41)
 Year Ended October 31, 2002       10.63         0.47        (0.23)         0.24        (0.50)        (0.25)          (0.75)
 Year Ended October 31, 2001        9.96         0.57         0.68          1.25        (0.58)           --           (0.58)
A Shares
 Period Ended September 30,
 2006*                              9.85         0.20(a)      0.08(a)       0.28        (0.20)           --           (0.20)
 Year Ended March 31, 2006         10.08         0.39        (0.25)         0.14        (0.36)        (0.01)          (0.37)
 Period Ended March 31, 2005       10.36         0.13        (0.21)        (0.08)       (0.12)        (0.08)          (0.20)
 Period Ended October 31,
 2004++(c)                         10.32         0.02         0.04          0.06        (0.02)           --           (0.02)
C Shares
 Period Ended September 30,
 2006*                              9.85         0.17(a)      0.08(a)       0.25        (0.17)           --           (0.17)
 Year Ended March 31, 2006         10.08         0.28        (0.21)         0.07        (0.29)        (0.01)          (0.30)
 Period Ended March 31, 2005       10.36         0.11        (0.21)        (0.10)       (0.10)        (0.08)          (0.18)
 Period Ended October 31,
 2004++(c)                         10.32         0.01         0.04          0.05        (0.01)           --           (0.01)

                                                                                                    Ratio of
                                                                                                   Expenses to
                                                                        Ratio of     Ratio of      Average Net
                                                                           Net         Net           Assets
                                     Net                                Expenses    Investment     (Excluding
                                   Assets                 Net Assets,      to       Income to       Waivers,
                                   Value,                   End of       Average     Average     Reimbursements    Portfolio
                                   End of       Total       Period         Net         Net         and Expense     Turnover
                                   Period     Return(2)      (000)      Assets(3)   Assets(3)      Offset)(3)       Rate(4)
                                  ---------   ---------   -----------   ---------   ----------   ---------------   ---------
HIGH INCOME FUND
A Shares
 Period Ended September 30,
 2006*                             $ 7.03        4.74%    $      520      0.99%        7.73%           1.00%          143%
 Year Ended March 31, 2006           6.98        7.20            403      1.03         7.36            1.13           208
 Period Ended March 31, 2005+        7.39        9.17            739      1.03         7.34            1.39           191
 Period Ended May 31, 2004(e)        7.38        4.61          1,508      1.10         7.80            1.88            49
C Shares
 Period Ended September 30,
 2006*                               7.03        4.53         30,430      1.70         7.02            1.70           143
 Year Ended March 31, 2006           6.97        6.57         36,062      1.62         6.78            1.83           208
 Period Ended March 31, 2005+        7.38        8.69         52,847      1.40         6.78            1.88           191
 Year Ended May 31, 2004             7.38       11.23         75,693      1.40         7.62            1.98            49
 Year Ended May 31, 2003             7.16        7.52         64,418      1.40         8.43            2.00            20
 Year Ended May 31, 2002             7.25        1.46         46,864      1.40         7.35            2.02            59
 Year Ended May 31, 2001             7.69        4.74         19,875      1.40         6.88            2.13            10
HIGH QUALITY BOND FUND
I Shares
 Period Ended September 30,
 2006*                               9.75        3.19         43,150      0.45         4.21            0.45            80
 Year Ended March 31, 2006           9.65        1.52         48,908      0.40         3.69            0.47            91
 Period Ended March 31, 2005+        9.85        2.30         38,535      0.66         2.51            0.90           290
 Period Ended May 31, 2004(f)        9.84       (0.37)        25,506      0.65         2.09            0.92            31
INTERMEDIATE BOND FUND
I Shares
 Period Ended September 30,
 2006*                               9.93        3.04         84,467      0.30         4.38            0.30           100
 Year Ended March 31, 2006           9.85        1.76         78,187      0.31         3.88            0.31           154
 Period Ended March 31, 2005        10.08       (0.75)        47,981      0.29         3.25            0.29            94
 Year Ended October 31, 2004++      10.37        4.73         35,848      0.45         3.25            0.59           130
 Year Ended October 31, 2003        10.23        5.16         28,689      0.45         3.42            0.56           277
 Year Ended October 31, 2002        10.12        2.47         40,284      0.45         4.63            0.73           237
 Year Ended October 31, 2001        10.63       12.87         26,192      0.45         5.50            0.76           431
A Shares
 Period Ended September 30,
 2006*                               9.93        2.90              5      0.57         4.11            0.57           100
 Year Ended March 31, 2006           9.85        1.39              4      0.56         3.83            0.57           154
 Period Ended March 31, 2005        10.08       (0.82)             1      0.63         2.84            0.63            94
 Period Ended October 31,
 2004++(c)                          10.36        0.53              1      0.71         2.58            0.71           130
C Shares
 Period Ended September 30,
 2006*                               9.93        2.53             67      1.30         3.38            1.30           100
 Year Ended March 31, 2006           9.85        0.74             68      1.24         2.86            1.25           154
 Period Ended March 31, 2005        10.08       (0.96)             1      0.91         2.47            1.36            94
 Period Ended October 31,
 2004++(c)                          10.36        0.51              1      1.00         2.22            1.41           130

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.


                                                              Net
                                                           Realized
                                                              and                                 Distributions
                                 Net Asset                Unrealized                 Dividends        from            Total
                                  Value,        Net          Gains                    from Net      Realized        Dividends
                                 Beginning   Investment   (Losses) on   Total From   Investment      Capital           and
                                 of Period     Income     Investments   Operations     Income         Gains       Distributions
                                 ---------   ----------   -----------   ----------   ----------   -------------   -------------
INVESTMENT GRADE BOND FUND
I Shares
 Period Ended September 30,
 2006*                            $10.40       $ 0.24       $ 0.07        $ 0.31       $(0.23)       $   --          $(0.23)
 Year Ended March 31, 2006         10.51         0.42        (0.11)         0.31        (0.42)           --           (0.42)
 Period Ended March 31, 2005+      10.31         0.29         0.19          0.48        (0.28)           --           (0.28)
 Year Ended May 31, 2004           10.94         0.35(a)     (0.60)(a)     (0.25)       (0.38)           --           (0.38)
 Year Ended May 31, 2003           10.24         0.40         0.76          1.16        (0.46)           --           (0.46)
 Year Ended May 31, 2002           10.23         0.51         0.01          0.52        (0.51)           --           (0.51)
 Year Ended May 31, 2001            9.58         0.61         0.65          1.26        (0.61)           --           (0.61)
A Shares
 Period Ended September 30,
 2006*                             10.40         0.23         0.07          0.30        (0.22)           --           (0.22)
 Year Ended March 31, 2006         10.50         0.38        (0.10)         0.28        (0.38)           --           (0.38)
 Period Ended March 31, 2005+      10.31         0.26         0.18          0.44        (0.25)           --           (0.25)
 Year Ended May 31, 2004           10.94         0.31(a)     (0.60)(a)     (0.29)       (0.34)           --           (0.34)
 Year Ended May 31, 2003           10.24         0.38         0.74          1.12        (0.42)           --           (0.42)
 Year Ended May 31, 2002           10.23         0.48         0.01          0.49        (0.48)           --           (0.48)
 Year Ended May 31, 2001            9.58         0.57         0.65          1.22        (0.57)           --           (0.57)
C Shares
 Period Ended September 30,
 2006*                             10.40         0.19         0.08          0.27        (0.18)           --           (0.18)
 Year Ended March 31, 2006         10.51         0.31        (0.11)         0.20        (0.31)           --           (0.31)
 Period Ended March 31, 2005+      10.31         0.21         0.19          0.40        (0.20)           --           (0.20)
 Year Ended May 31, 2004           10.95         0.25(a)     (0.60)(a)     (0.35)       (0.29)           --           (0.29)
 Year Ended May 31, 2003           10.25         0.31         0.76          1.07        (0.37)           --           (0.37)
 Year Ended May 31, 2002           10.24         0.42         0.01          0.43        (0.42)           --           (0.42)
 Year Ended May 31, 2001            9.59         0.53         0.65          1.18        (0.53)           --           (0.53)
INVESTMENT GRADE TAX-EXEMPT BOND FUND
I Shares
 Period Ended September 30,
 2006*                             11.38         0.18         0.15          0.33        (0.18)           --           (0.18)
 Year Ended March 31, 2006         11.45         0.33         0.01          0.34        (0.33)        (0.08)          (0.41)
 Period Ended March 31, 2005+      11.44         0.23         0.20          0.43        (0.24)        (0.18)          (0.42)
 Year Ended May 31, 2004           12.01         0.27(a)     (0.32)(a)     (0.05)       (0.27)        (0.25)          (0.52)
 Year Ended May 31, 2003           11.57         0.30         0.90          1.20        (0.30)        (0.46)          (0.76)
 Year Ended May 31, 2002           11.38         0.34         0.46          0.80        (0.34)        (0.27)          (0.61)
 Year Ended May 31, 2001           10.67         0.44         0.71          1.15        (0.44)           --           (0.44)
A Shares
 Period Ended September 30,
 2006*                             11.39         0.17         0.15          0.32        (0.17)           --           (0.17)
 Year Ended March 31, 2006         11.46         0.29         0.01          0.30        (0.29)        (0.08)          (0.37)
 Period Ended March 31, 2005+      11.46         0.19         0.19          0.38        (0.20)        (0.18)          (0.38)
 Year Ended May 31, 2004           12.03         0.23(a)     (0.33)(a)     (0.10)       (0.22)        (0.25)          (0.47)
 Year Ended May 31, 2003           11.58         0.25         0.91          1.16        (0.25)        (0.46)          (0.71)
 Year Ended May 31, 2002           11.39         0.29         0.46          0.75        (0.29)        (0.27)          (0.56)
 Year Ended May 31, 2001           10.68         0.40         0.71          1.11        (0.40)           --           (0.40)

                                                                                                    Ratio of
                                                                                                   Expenses to
                                                                        Ratio of     Ratio of      Average Net
                                                                           Net         Net           Assets
                                     Net                                Expenses    Investment     (Excluding
                                   Assets                 Net Assets,      to       Income to       Waivers,
                                   Value,                   End of       Average     Average     Reimbursements    Portfolio
                                   End of       Total       Period         Net         Net         and Expense     Turnover
                                   Period     Return(2)      (000)      Assets(3)   Assets(3)      Offset)(3)       Rate(4)
                                  ---------   ---------   -----------   ---------   ----------   ---------------   ---------
INVESTMENT GRADE BOND FUND
I Shares
 Period Ended September 30,
 2006*                             $10.48        3.06%    $  421,876      0.55%        4.47%           0.55%          118%
 Year Ended March 31, 2006          10.40        2.94        480,024      0.65         3.91            0.65           171
 Period Ended March 31, 2005+       10.51        4.71        602,995      0.78         3.31            0.80           268
 Year Ended May 31, 2004            10.31       (2.31)       578,345      0.82         3.29            0.84           119
 Year Ended May 31, 2003            10.94       11.61        821,342      0.81         3.92            0.83           137
 Year Ended May 31, 2002            10.24        5.18        886,471      0.81         4.81            0.83           123
 Year Ended May 31, 2001            10.23       13.55        860,073      0.81         6.17            0.84           131
A Shares
 Period Ended September 30,
 2006*                              10.48        2.91         17,669      0.85         4.19            0.85           118
 Year Ended March 31, 2006          10.40        2.69         20,210      1.00         3.57            1.00           171
 Period Ended March 31, 2005+       10.50        4.24         23,687      1.21         2.90            1.26           268
 Year Ended May 31, 2004            10.31       (2.70)        31,263      1.22         2.90            1.38           119
 Year Ended May 31, 2003            10.94       11.16         34,874      1.22         3.45            1.38           137
 Year Ended May 31, 2002            10.24        4.81         20,825      1.22         4.40            1.40           123
 Year Ended May 31, 2001            10.23       13.09         21,244      1.21         5.77            1.42           131
C Shares
 Period Ended September 30,
 2006*                              10.49        2.64         11,064      1.55         3.48            1.55           118
 Year Ended March 31, 2006          10.40        1.94         13,580      1.63         2.93            1.66           171
 Period Ended March 31, 2005+       10.51        3.90         17,923      1.71         2.39            1.84           268
 Year Ended May 31, 2004            10.31       (3.27)        24,327      1.71         2.40            2.00           119
 Year Ended May 31, 2003            10.95       10.61         37,810      1.71         3.01            1.97           137
 Year Ended May 31, 2002            10.25        4.27         36,200      1.71         3.90            1.96           123
 Year Ended May 31, 2001            10.24       12.54         25,791      1.70         5.24            1.99           131
INVESTMENT GRADE TAX-EXEMPT BOND
I Shares
 Period Ended September 30,
 2006*                              11.53        2.96        330,526      0.55         3.22            0.55            94
 Year Ended March 31, 2006          11.38        2.92        300,986      0.64         2.84            0.64           237
 Period Ended March 31, 2005+       11.45        3.74        259,542      0.77         2.36            0.80           178
 Year Ended May 31, 2004            11.44       (0.45)       205,266      0.81         2.33            0.84           242
 Year Ended May 31, 2003            12.01       10.80        185,485      0.81         2.57            0.84           329
 Year Ended May 31, 2002            11.57        7.15        149,200      0.81         2.93            0.84           311
 Year Ended May 31, 2001            11.38       10.93        134,139      0.81         3.93            0.85           285
A Shares
 Period Ended September 30,
 2006*                              11.54        2.80         15,248      0.85         2.91            0.85            94
 Year Ended March 31, 2006          11.39        2.57         16,182      0.99         2.49            0.99           237
 Period Ended March 31, 2005+       11.46        3.28         17,430      1.20         1.93            1.26           178
 Year Ended May 31, 2004            11.46       (0.85)        19,086      1.22         1.92            1.36           242
 Year Ended May 31, 2003            12.03       10.42         21,756      1.22         2.16            1.36           329
 Year Ended May 31, 2002            11.58        6.71         20,436      1.22         2.51            1.36           311
 Year Ended May 31, 2001            11.39       10.48         18,601      1.21         3.54            1.37           285

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.


                                                              Net
                                                           Realized
                                                              and                                 Distributions
                                 Net Asset                Unrealized                 Dividends        from            Total
                                  Value,        Net          Gains                    from Net      Realized        Dividends
                                 Beginning   Investment   (Losses) on   Total From   Investment      Capital           and
                                 of Period     Income     Investments   Operations     Income         Gains       Distributions
                                 ---------   ----------   -----------   ----------   ----------   -------------   -------------
INVESTMENT GRADE TAX-EXEMPT BOND FUND
C Shares
 Period Ended September 30,
 2006*                            $11.37       $ 0.13       $ 0.16        $ 0.29       $(0.13)       $   --          $(0.13)
 Year Ended March 31, 2006         11.44         0.21         0.01          0.22        (0.21)        (0.08)          (0.29)
 Period Ended March 31, 2005+      11.44         0.14         0.19          0.33        (0.15)        (0.18)          (0.33)
 Year Ended May 31, 2004           12.01         0.17(a)     (0.32)(a)     (0.15)       (0.17)        (0.25)          (0.42)
 Year Ended May 31, 2003           11.57         0.20         0.90          1.10        (0.20)        (0.46)          (0.66)
 Year Ended May 31, 2002           11.38         0.24         0.46          0.70        (0.24)        (0.27)          (0.51)
 Year Ended May 31, 2001           10.67         0.34         0.71          1.05        (0.34)           --           (0.34)
LIMITED DURATION FUND
I Shares
 Period Ended September 30,
 2006*                              9.99         0.24           --          0.24        (0.24)           --           (0.24)
 Year Ended March 31, 2006          9.98         0.35         0.02          0.37        (0.36)           --           (0.36)
 Period Ended March 31, 2005        9.98         0.08           --          0.08        (0.08)           --**         (0.08)
 Year Ended October 31, 2004++      9.98         0.11           --          0.11        (0.11)           --           (0.11)
 Year Ended October 31, 2003       10.00         0.11        (0.02)         0.09        (0.11)           --           (0.11)
 Period Ended October 31,
 2002(g)                           10.00           --**         --            --**         --**          --              --**
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
I Shares
 Period Ended September 30,
 2006*                              9.88         0.21         0.05          0.26        (0.22)           --           (0.22)
 Year Ended March 31, 2006         10.09         0.35        (0.15)         0.20        (0.41)           --           (0.41)
 Period Ended March 31, 2005+      10.18         0.31        (0.08)         0.23        (0.32)           --           (0.32)
 Year Ended May 31, 2004           10.59         0.24(a)     (0.36)(a)     (0.12)       (0.29)           --           (0.29)
 Year Ended May 31, 2003           10.31         0.29(a)      0.42(a)       0.71        (0.42)        (0.01)          (0.43)
 Year Ended May 31, 2002           10.01         0.43         0.32          0.75        (0.43)        (0.02)          (0.45)
 Year Ended May 31, 2001            9.62         0.55         0.39          0.94        (0.55)           --           (0.55)
A Shares
 Period Ended September 30,
 2006*                              9.87         0.19         0.05          0.24        (0.21)           --           (0.21)
 Year Ended March 31, 2006         10.07         0.30        (0.11)         0.19        (0.39)           --           (0.39)
 Period Ended March 31, 2005+      10.16         0.29        (0.08)         0.21        (0.30)           --           (0.30)
 Year Ended May 31, 2004           10.57         0.21(a)     (0.35)(a)     (0.14)       (0.27)           --           (0.27)
 Year Ended May 31, 2003           10.29         0.24(a)      0.44(a)       0.68        (0.39)        (0.01)          (0.40)
 Year Ended May 31, 2002           10.00         0.40         0.31          0.71        (0.40)        (0.02)          (0.42)
 Year Ended May 31, 2001            9.60         0.53         0.40          0.93        (0.53)           --           (0.53)
C Shares
 Period Ended September 30,
 2006*                              9.89         0.16         0.04          0.20        (0.17)           --           (0.17)
 Year Ended March 31, 2006         10.10         0.23        (0.12)         0.11        (0.32)           --           (0.32)
 Period Ended March 31, 2005+      10.18         0.25        (0.07)         0.18        (0.26)           --           (0.26)
 Year Ended May 31, 2004           10.59         0.17(a)     (0.35)(a)     (0.18)       (0.23)           --           (0.23)
 Year Ended May 31, 2003           10.31         0.21(a)      0.43(a)       0.64        (0.35)        (0.01)          (0.36)
 Year Ended May 31, 2002           10.02         0.37         0.31          0.68        (0.37)        (0.02)          (0.39)
 Year Ended May 31, 2001            9.62         0.50         0.40          0.90        (0.50)           --           (0.50)

                                                                                                    Ratio of
                                                                                                   Expenses to
                                                                        Ratio of     Ratio of      Average Net
                                                                           Net         Net           Assets
                                     Net                                Expenses    Investment     (Excluding
                                   Assets                 Net Assets,      to       Income to       Waivers,
                                   Value,                   End of       Average     Average     Reimbursements    Portfolio
                                   End of       Total       Period         Net         Net         and Expense     Turnover
                                   Period     Return(2)      (000)      Assets(3)   Assets(3)      Offset)(3)       Rate(4)
                                  ---------   ---------   -----------   ---------   ----------   ---------------   ---------
INVESTMENT GRADE TAX-EXEMPT BOND
C Shares
 Period Ended September 30,
 2006*                             $11.53        2.54%    $    8,221      1.55%        2.22%           1.55%           94%
 Year Ended March 31, 2006          11.37        1.92         10,284      1.65         1.85            1.67           237
 Period Ended March 31, 2005+       11.44        2.86         15,612      1.70         1.43            1.82           178
 Year Ended May 31, 2004            11.44       (1.33)        22,969      1.70         1.45            1.92           242
 Year Ended May 31, 2003            12.01        9.82         32,684      1.70         1.68            1.91           329
 Year Ended May 31, 2002            11.57        6.21         24,587      1.70         2.03            1.92           311
 Year Ended May 31, 2001            11.38        9.97         20,010      1.69         3.04            1.96           285
LIMITED DURATION FUND
I Shares
 Period Ended September 30,
 2006*                               9.99        2.46         78,386      0.14         4.93            0.14            43
 Year Ended March 31, 2006           9.99        3.73         58,887      0.15         3.39            0.15            94
 Period Ended March 31, 2005         9.98        0.84         83,315      0.16         2.12            0.16            12
 Year Ended October 31, 2004++       9.98        1.09        129,259      0.20         1.04            0.26           101
 Year Ended October 31, 2003         9.98        0.92        146,513      0.20         1.10            0.26           244
 Period Ended October 31,
 2002(g)                            10.00          --(x)      12,298        --(x)        --(x)           --(x)         --(x)
LIMITED-TERM FEDERAL MORTGAGE SE
I Shares
 Period Ended September 30,
 2006*                               9.92        2.68        387,512      0.55         4.14            0.55            36
 Year Ended March 31, 2006           9.88        2.04        369,991      0.61         3.41            0.63            81
 Period Ended March 31, 2005+       10.09        2.26        407,543      0.66         3.60            0.71            41
 Year Ended May 31, 2004            10.18       (1.10)       435,446      0.70         2.32            0.75           146
 Year Ended May 31, 2003            10.59        6.99        320,718      0.70         2.79            0.75           117
 Year Ended May 31, 2002            10.31        7.53        164,624      0.70         3.72            0.75           410
 Year Ended May 31, 2001            10.01       10.02        107,674      0.70         5.62            0.76           532
A Shares
 Period Ended September 30,
 2006*                               9.90        2.47          3,799      0.75         3.97            0.75            36
 Year Ended March 31, 2006           9.87        1.93          4,398      0.83         3.21            0.85            81
 Period Ended March 31, 2005+       10.07        2.07          5,854      0.90         3.47            1.00            41
 Year Ended May 31, 2004            10.16       (1.36)         9,495      0.96         2.06            1.17           146
 Year Ended May 31, 2003            10.57        6.72         13,668      0.96         2.33            1.20           117
 Year Ended May 31, 2002            10.29        7.16          1,578      0.96         3.50            2.06           410
 Year Ended May 31, 2001            10.00        9.84            849      0.95         5.39            2.28           532
C Shares
 Period Ended September 30,
 2006*                               9.92        2.06         16,884      1.55         3.15            1.55            36
 Year Ended March 31, 2006           9.89        1.14         20,112      1.50         2.54            1.65            81
 Period Ended March 31, 2005+       10.10        1.81         34,924      1.31         3.04            1.74            41
 Year Ended May 31, 2004            10.18       (1.71)        70,000      1.31         1.68            1.82           146
 Year Ended May 31, 2003            10.59        6.33        166,211      1.31         1.97            1.80           117
 Year Ended May 31, 2002            10.31        6.83         15,930      1.31         2.88            1.98           410
 Year Ended May 31, 2001            10.02        9.50          3,452      1.30         4.99            2.60           532

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.


                                                              Net
                                                           Realized
                                                              and                                 Distributions
                                 Net Asset                Unrealized                 Dividends        from            Total
                                  Value,        Net          Gains                    from Net      Realized        Dividends
                                 Beginning   Investment   (Losses) on   Total From   Investment      Capital           and
                                 of Period     Income     Investments   Operations     Income         Gains       Distributions
                                 ---------   ----------   -----------   ----------   ----------   -------------   -------------
MARYLAND MUNICIPAL BOND FUND
I Shares
 Period Ended September 30,
 2006*                            $10.14       $ 0.19(a)    $ 0.13        $ 0.32       $(0.19)       $   --          $(0.19)
 Year Ended March 31, 2006         10.27         0.38        (0.04)         0.34        (0.38)        (0.09)          (0.47)
 Period Ended March 31, 2005+      10.27         0.30         0.10          0.40        (0.31)        (0.09)          (0.40)
 Year Ended May 31, 2004           10.94         0.36(a)     (0.47)(a)     (0.11)       (0.36)        (0.20)          (0.56)
 Year Ended May 31, 2003           10.32         0.37         0.63          1.00        (0.37)        (0.01)          (0.38)
 Year Ended May 31, 2002           10.12         0.38         0.20          0.58        (0.38)           --           (0.38)
 Year Ended May 31, 2001            9.46         0.42         0.66          1.08        (0.42)           --           (0.42)
A Shares
 Period Ended September 30,
 2006*                             10.15         0.19(a)      0.12          0.31        (0.18)           --           (0.18)
 Period Ended March 31, 2006(h)    10.32         0.30        (0.07)         0.23        (0.31)        (0.09)          (0.40)
C Shares
 Period Ended September 30,
 2006*                             10.16         0.14(a)      0.13          0.27        (0.14)           --           (0.14)
 Year Ended March 31, 2006         10.29         0.28        (0.04)         0.24        (0.28)        (0.09)          (0.37)
 Period Ended March 31, 2005+      10.29         0.21         0.10          0.31        (0.22)        (0.09)          (0.31)
 Year Ended May 31, 2004           10.96         0.26(a)     (0.47)(a)     (0.21)       (0.26)        (0.20)          (0.46)
 Year Ended May 31, 2003           10.34         0.27         0.63          0.90        (0.27)        (0.01)          (0.28)
 Year Ended May 31, 2002           10.14         0.29         0.20          0.49        (0.29)           --           (0.29)
 Year Ended May 31, 2001            9.48         0.33         0.66          0.99        (0.33)           --           (0.33)
NORTH CAROLINA TAX-EXEMPT BOND FUND
I Shares
 Period Ended September 30,
 2006*                              9.90         0.17         0.14          0.31        (0.17)           --           (0.17)
 Year Ended March 31, 2006          9.87         0.31         0.03          0.34        (0.31)           --           (0.31)
 Period Ended March 31, 2005+       9.76         0.25         0.14          0.39        (0.25)        (0.03)          (0.28)
 Period Ended May 31, 2004(i)      10.00         0.09        (0.24)        (0.15)       (0.09)           --           (0.09)
A Shares
 Period Ended September 30,
 2006*                              9.88         0.16         0.15          0.31        (0.17)           --           (0.17)
 Year Ended March 31, 2006          9.87         0.37         0.01          0.38        (0.37)           --           (0.37)
 Period Ended March 31, 2005+(j)    9.97         0.01        (0.10)        (0.09)       (0.01)           --           (0.01)
C Shares
 Period Ended September 30,
 2006*                              9.89         0.11         0.15          0.26        (0.12)           --           (0.12)
 Year Ended March 31, 2006          9.87         0.30         0.02          0.32        (0.30)           --           (0.30)
 Period Ended March 31, 2005+(j)    9.97         0.01        (0.10)        (0.09)       (0.01)           --           (0.01)
SEIX FLOATING RATE HIGH INCOME FUND
I Shares
 Period Ended September 30,
 2006*                              9.96         0.32        (0.09)         0.23        (0.33)           --           (0.33)
 Period Ended March 31, 2006(k)    10.00         0.04        (0.04)           --        (0.04)           --           (0.04)
A Shares
 Period Ended September 30,
 2006*(l)                           9.94         0.25        (0.06)         0.19        (0.26)           --           (0.26)

                                                                                                    Ratio of
                                                                                                   Expenses to
                                                                        Ratio of     Ratio of      Average Net
                                                                           Net         Net           Assets
                                     Net                                Expenses    Investment     (Excluding
                                   Assets                 Net Assets,      to       Income to       Waivers,
                                   Value,                   End of       Average     Average     Reimbursements    Portfolio
                                   End of       Total       Period         Net         Net         and Expense     Turnover
                                   Period     Return(2)      (000)      Assets(3)   Assets(3)      Offset)(3)       Rate(4)
                                  ---------   ---------   -----------   ---------   ----------   ---------------   ---------
MARYLAND MUNICIPAL BOND FUND
I Shares
 Period Ended September 30,
 2006*                             $10.27        3.22%    $   27,348      0.62%        3.78%           0.62%           30%
 Year Ended March 31, 2006          10.14        3.34         32,699      0.66         3.68            0.68            55
 Period Ended March 31, 2005+       10.27        3.87         31,046      0.64         3.49            0.72            30
 Year Ended May 31, 2004            10.27       (1.06)        29,735      0.72         3.39            0.80            15
 Year Ended May 31, 2003            10.94        9.85         30,501      0.70         3.47            0.78            31
 Year Ended May 31, 2002            10.32        5.80         33,668      0.71         3.69            0.78            45
 Year Ended May 31, 2001            10.12       11.59         26,526      0.72         4.16            0.82            42
A Shares
 Period Ended September 30,
 2006*                              10.28        3.14             44      0.78         3.70            0.78            30
 Period Ended March 31, 2006(h)     10.15        2.25            502      0.77         3.46            0.78            55
C Shares
 Period Ended September 30,
 2006*                              10.29        2.70          7,436      1.62         2.79            1.62            30
 Year Ended March 31, 2006          10.16        2.30          9,333      1.67         2.69            1.70            55
 Period Ended March 31, 2005+       10.29        3.03         13,197      1.63         2.50            1.74            30
 Year Ended May 31, 2004            10.29       (1.97)        18,897      1.64         2.46            1.82            15
 Year Ended May 31, 2003            10.96        8.81         29,556      1.64         2.52            1.81            31
 Year Ended May 31, 2002            10.34        4.84         23,215      1.64         2.75            1.83            45
 Year Ended May 31, 2001            10.14       10.59         12,090      1.63         3.24            1.97            42
NORTH CAROLINA TAX-EXEMPT BOND F
I Shares
 Period Ended September 30,
 2006*                              10.04        3.20         42,703      0.60         3.49            0.60            46
 Year Ended March 31, 2006           9.90        3.51         41,276      0.68         3.14            0.70            85
 Period Ended March 31, 2005+        9.87        3.97         40,798      0.75         2.78            0.82            32
 Period Ended May 31, 2004(i)        9.76       (1.52)        32,757      0.75         2.45            2.30            20
A Shares
 Period Ended September 30,
 2006*                              10.02        3.13            757      0.75         3.46            0.75            46
 Year Ended March 31, 2006           9.88        3.85            110      0.66         2.47            0.67            85
 Period Ended March 31, 2005+(j)     9.87       (0.89)            --        --         3.84              --            32
C Shares
 Period Ended September 30,
 2006*                              10.03        2.69              2      1.60         2.49            1.60            46
 Year Ended March 31, 2006           9.89        3.23              2      1.58         2.18            1.58            85
 Period Ended March 31, 2005+(j)     9.87       (0.90)            --        --         3.70              --            32
SEIX FLOATING RATE HIGH INCOME F
I Shares
 Period Ended September 30,
 2006*                               9.86        2.35        417,701      0.52         6.60            0.52            47
 Period Ended March 31, 2006(k)      9.96        0.02        106,405      0.56         5.24            0.80            17
A Shares
 Period Ended September 30,
 2006*(l)                            9.87        1.93          5,175      0.81         6.36            0.81            47

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.


                                                              Net
                                                           Realized
                                                              and                                 Distributions
                                 Net Asset                Unrealized                 Dividends        from            Total
                                  Value,        Net          Gains                    from Net      Realized        Dividends
                                 Beginning   Investment   (Losses) on   Total From   Investment      Capital           and
                                 of Period     Income     Investments   Operations     Income         Gains       Distributions
                                 ---------   ----------   -----------   ----------   ----------   -------------   -------------
SEIX HIGH YIELD FUND
I Shares
 Period Ended September 30,
 2006*                            $10.69       $ 0.36       $(0.08)       $ 0.28       $(0.36)       $   --          $(0.36)
 Year Ended March 31, 2006         10.94         0.68        (0.10)         0.58        (0.68)        (0.15)          (0.83)
 Period Ended March 31, 2005       11.42         0.29        (0.35)        (0.06)       (0.29)        (0.13)          (0.42)
 Year Ended October 31, 2004++     11.09         0.72         0.35          1.07        (0.72)        (0.02)          (0.74)
 Year Ended October 31, 2003       10.17         0.68         0.92          1.60        (0.68)           --           (0.68)
 Year Ended October 31, 2002       10.40         0.63        (0.20)         0.43        (0.63)        (0.03)          (0.66)
 Period Ended October 31,
 2001(m)                           10.00         0.64         0.36          1.00        (0.60)           --           (0.60)
A Shares
 Period Ended September 30,
 2006*                             10.45         0.34        (0.07)         0.27        (0.34)           --           (0.34)
 Year Ended March 31, 2006         10.70         0.65        (0.10)         0.55        (0.65)        (0.15)          (0.80)
 Period Ended March 31, 2005       11.18         0.28        (0.35)        (0.07)       (0.28)        (0.13)          (0.41)
 Year Ended October 31, 2004++     10.75         0.56         0.45          1.01        (0.56)        (0.02)          (0.58)
 Year Ended October 31, 2003        9.78         0.68         0.82          1.50        (0.53)           --           (0.53)
 Period Ended October 31,
 2002(n)                           10.00         0.54        (0.22)         0.32        (0.51)        (0.03)          (0.54)
C Shares
 Period Ended September 30,
 2006*                             10.68         0.30        (0.08)         0.22        (0.30)           --           (0.30)
 Year Ended March 31, 2006         10.93         0.58        (0.10)         0.48        (0.58)        (0.15)          (0.73)
 Period Ended March 31, 2005       11.42         0.26        (0.36)        (0.10)       (0.26)        (0.13)          (0.39)
 Period Ended October 31,
 2004++(c)                         11.32         0.04         0.10          0.14        (0.04)           --           (0.04)
SHORT-TERM BOND FUND
I Shares
 Period Ended September 30,
 2006*                              9.71         0.21         0.05          0.26        (0.21)           --           (0.21)
 Year Ended March 31, 2006          9.73         0.32        (0.01)         0.31        (0.33)           --           (0.33)
 Period Ended March 31, 2005+       9.84         0.20        (0.11)         0.09        (0.20)           --           (0.20)
 Year Ended May 31, 2004           10.04         0.24(a)     (0.19)(a)      0.05        (0.25)           --           (0.25)
 Year Ended May 31, 2003           10.01         0.33         0.03          0.36        (0.33)           --           (0.33)
 Year Ended May 31, 2002           10.04         0.46        (0.03)         0.43        (0.46)           --           (0.46)
 Year Ended May 31, 2001            9.65         0.56         0.39          0.95        (0.56)           --           (0.56)
A Shares
 Period Ended September 30,
 2006*                              9.73         0.19         0.07          0.26        (0.20)           --           (0.20)
 Year Ended March 31, 2006          9.75         0.30        (0.01)         0.29        (0.31)           --           (0.31)
 Period Ended March 31, 2005+       9.87         0.19        (0.12)         0.07        (0.19)           --           (0.19)
 Year Ended May 31, 2004           10.07         0.22(a)     (0.20)(a)      0.02        (0.22)           --           (0.22)
 Year Ended May 31, 2003           10.04         0.31         0.03          0.34        (0.31)           --           (0.31)
 Year Ended May 31, 2002           10.06         0.44        (0.02)         0.42        (0.44)           --           (0.44)
 Year Ended May 31, 2001            9.67         0.54         0.39          0.93        (0.54)           --           (0.54)

                                                                                                    Ratio of
                                                                                                   Expenses to
                                                                        Ratio of     Ratio of      Average Net
                                                                           Net         Net           Assets
                                     Net                                Expenses    Investment     (Excluding
                                   Assets                 Net Assets,      to       Income to       Waivers,
                                   Value,                   End of       Average     Average     Reimbursements    Portfolio
                                   End of       Total       Period         Net         Net         and Expense     Turnover
                                   Period     Return(2)      (000)      Assets(3)   Assets(3)      Offset)(3)       Rate(4)
                                  ---------   ---------   -----------   ---------   ----------   ---------------   ---------
SEIX HIGH YIELD FUND
I Shares
 Period Ended September 30,
 2006*                             $10.61        2.67%    $1,209,740      0.48%        6.73%           0.48%           51%
 Year Ended March 31, 2006          10.69        5.37      1,217,680      0.49         6.20            0.50            95
 Period Ended March 31, 2005        10.94       (0.53)     1,391,879      0.51         6.22            0.57            42
 Year Ended October 31, 2004++      11.42        9.97      1,689,327      0.55         6.48            0.64            73
 Year Ended October 31, 2003        11.09       16.10      1,057,993      0.55         6.67            0.67           108
 Year Ended October 31, 2002        10.17        4.21         82,017      0.55         6.80            1.07            97
 Period Ended October 31,
 2001(m)                            10.40       10.14          4,641      0.55         7.33            3.98           466
A Shares
 Period Ended September 30,
 2006*                              10.38        2.70         31,565      0.74         6.63            0.74            51
 Year Ended March 31, 2006          10.45        5.22         36,291      0.73         5.94            0.73            95
 Period Ended March 31, 2005        10.70       (0.64)         9,706      0.78         6.12            0.85            42
 Year Ended October 31, 2004++      11.18        9.73         15,975      0.80         6.22            0.88            73
 Year Ended October 31, 2003        10.75       15.72         14,992      0.90         6.45            0.93           108
 Period Ended October 31,
 2002(n)                             9.78        3.29          9,877      0.89         6.53            1.20            97
C Shares
 Period Ended September 30,
 2006*                              10.60        2.16          5,348      1.48         5.74            1.48            51
 Year Ended March 31, 2006          10.68        4.45          5,814      1.39         5.25            1.48            95
 Period Ended March 31, 2005        10.93       (0.89)         3,260      1.41         5.46            1.54            42
 Period Ended October 31,
 2004++(c)                          11.42        1.20              1      1.18         6.29            1.41            73
SHORT-TERM BOND FUND
I Shares
 Period Ended September 30,
 2006*                               9.76        2.68        378,153      0.45         4.24            0.45            78
 Year Ended March 31, 2006           9.71        3.24        281,282      0.55         3.32            0.57            94
 Period Ended March 31, 2005+        9.73        0.96        288,502      0.66         2.48            0.71            64
 Year Ended May 31, 2004             9.84        0.45        282,188      0.70         2.42            0.75            66
 Year Ended May 31, 2003            10.04        3.70        302,708      0.70         3.34            0.75            89
 Year Ended May 31, 2002            10.01        4.29        305,884      0.70         4.48            0.75           142
 Year Ended May 31, 2001            10.04       10.13        215,458      0.70         5.71            0.76            87
A Shares
 Period Ended September 30,
 2006*                               9.79        2.68          4,052      0.65         4.03            0.65            78
 Year Ended March 31, 2006           9.73        3.01          5,062      0.77         3.09            0.79            94
 Period Ended March 31, 2005+        9.75        0.67          5,783      0.89         2.26            1.00            64
 Year Ended May 31, 2004             9.87        0.24          5,880      0.91         2.21            1.21            66
 Year Ended May 31, 2003            10.07        3.47          5,685      0.91         3.09            1.28            89
 Year Ended May 31, 2002            10.04        4.19          5,767      0.91         4.28            1.26           142
 Year Ended May 31, 2001            10.06        9.90          4,176      0.90         5.47            1.71            87

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.


                                                              Net
                                                           Realized
                                                              and                                 Distributions
                                 Net Asset                Unrealized                 Dividends        from            Total
                                  Value,        Net          Gains                    from Net      Realized        Dividends
                                 Beginning   Investment   (Losses) on   Total From   Investment      Capital           and
                                 of Period     Income     Investments   Operations     Income         Gains       Distributions
                                 ---------   ----------   -----------   ----------   ----------   -------------   -------------
SHORT-TERM BOND FUND
C Shares
 Period Ended September 30,
 2006*                            $ 9.73       $ 0.15       $ 0.06        $ 0.21       $(0.16)       $   --          $(0.16)
 Year Ended March 31, 2006          9.75         0.24        (0.01)         0.23        (0.25)           --           (0.25)
 Period Ended March 31, 2005+       9.86         0.16        (0.11)         0.05        (0.16)           --           (0.16)
 Year Ended May 31, 2004           10.06         0.19(a)     (0.20)(a)     (0.01)       (0.19)           --           (0.19)
 Year Ended May 31, 2003           10.03         0.28         0.03          0.31        (0.28)           --           (0.28)
 Year Ended May 31, 2002           10.06         0.40        (0.03)         0.37        (0.40)           --           (0.40)
 Year Ended May 31, 2001            9.67         0.52         0.39          0.91        (0.52)           --           (0.52)
SHORT-TERM U.S. TREASURY SECURITIES FUND
I Shares
 Period Ended September 30,
 2006*                              9.80         0.18         0.05          0.23        (0.18)           --           (0.18)
 Year Ended March 31, 2006          9.91         0.28        (0.11)         0.17        (0.28)           --           (0.28)
 Period Ended March 31, 2005+      10.11         0.14        (0.11)         0.03        (0.14)        (0.09)          (0.23)
 Year Ended May 31, 2004           10.36         0.14(a)     (0.13)(a)      0.01        (0.14)        (0.12)          (0.26)
 Year Ended May 31, 2003           10.20         0.22         0.22          0.44        (0.22)        (0.06)          (0.28)
 Year Ended May 31, 2002           10.13         0.37         0.10          0.47        (0.37)        (0.03)          (0.40)
 Year Ended May 31, 2001            9.85         0.49         0.28          0.77        (0.49)           --           (0.49)
A Shares
 Period Ended September 30,
 2006*                              9.79         0.17         0.05          0.22        (0.17)           --           (0.17)
 Year Ended March 31, 2006          9.90         0.26        (0.11)         0.15        (0.26)           --           (0.26)
 Period Ended March 31, 2005+      10.10         0.13        (0.11)         0.02        (0.13)        (0.09)          (0.22)
 Year Ended May 31, 2004           10.35         0.12(a)     (0.13)(a)     (0.01)       (0.12)        (0.12)          (0.24)
 Year Ended May 31, 2003           10.19         0.20         0.22          0.42        (0.20)        (0.06)          (0.26)
 Year Ended May 31, 2002           10.13         0.35         0.09          0.44        (0.35)        (0.03)          (0.38)
 Year Ended May 31, 2001            9.85         0.48         0.28          0.76        (0.48)           --           (0.48)
C Shares
 Period Ended September 30,
 2006*                              9.78         0.13         0.05          0.18        (0.13)           --           (0.13)
 Year Ended March 31, 2006          9.89         0.20        (0.11)         0.09        (0.20)           --           (0.20)
 Period Ended March 31, 2005+      10.09         0.10        (0.11)        (0.01)       (0.10)        (0.09)          (0.19)
 Year Ended May 31, 2004           10.34         0.10(a)     (0.13)(a)     (0.03)       (0.10)        (0.12)          (0.22)
 Year Ended May 31, 2003           10.18         0.17         0.22          0.39        (0.17)        (0.06)          (0.23)
 Year Ended May 31, 2002           10.11         0.33         0.10          0.43        (0.33)        (0.03)          (0.36)
 Year Ended May 31, 2001            9.83         0.46         0.28          0.74        (0.46)           --           (0.46)
STRATEGIC INCOME FUND
I Shares
 Period Ended September 30,
 2006*                              9.64         0.22(a)      0.10(a)       0.32        (0.22)           --           (0.22)
 Year Ended March 31, 2006         10.24         0.43(a)     (0.41)(a)      0.02        (0.44)        (0.18)          (0.62)
 Period Ended March 31, 2005+       9.81         0.39(a)      0.49(a)       0.88        (0.39)        (0.06)          (0.45)
 Year Ended May 31, 2004            9.99         0.55(a)     (0.14)(a)      0.41        (0.53)        (0.06)          (0.59)
 Year Ended May 31, 2003            9.80         0.61         0.20          0.81        (0.62)           --           (0.62)
 Period Ended May 31, 2002(o)      10.00         0.27        (0.20)         0.07        (0.27)           --           (0.27)

                                                                                                    Ratio of
                                                                                                   Expenses to
                                                                        Ratio of     Ratio of      Average Net
                                                                           Net         Net           Assets
                                     Net                                Expenses    Investment     (Excluding
                                   Assets                 Net Assets,      to       Income to       Waivers,
                                   Value,                   End of       Average     Average     Reimbursements    Portfolio
                                   End of       Total       Period         Net         Net         and Expense     Turnover
                                   Period     Return(2)      (000)      Assets(3)   Assets(3)      Offset)(3)       Rate(4)
                                  ---------   ---------   -----------   ---------   ----------   ---------------   ---------
SHORT-TERM BOND FUND
C Shares
 Period Ended September 30,
 2006*                             $ 9.78        2.17%    $    5,520      1.45%        3.23%           1.45%           78%
 Year Ended March 31, 2006           9.73        2.34          9,559      1.42         2.44            1.59            94
 Period Ended March 31, 2005+        9.75        0.46         15,114      1.26         1.88            1.74            64
 Year Ended May 31, 2004             9.86       (0.11)        23,528      1.26         1.87            1.87            66
 Year Ended May 31, 2003            10.06        3.11         32,608      1.26         2.74            1.85            89
 Year Ended May 31, 2002            10.03        3.75         26,392      1.26         3.89            1.87           142
 Year Ended May 31, 2001            10.06        9.60         10,682      1.25         5.09            2.17            87
SHORT-TERM U.S. TREASURY SECURIT
I Shares
 Period Ended September 30,
 2006*                               9.85        2.36         53,912      0.47         3.65            0.47            63
 Year Ended March 31, 2006           9.80        1.70         54,991      0.58         2.79            0.63           151
 Period Ended March 31, 2005+        9.91        0.35         69,935      0.65         1.68            0.71            82
 Year Ended May 31, 2004            10.11        0.11         92,371      0.70         1.36            0.76           131
 Year Ended May 31, 2003            10.36        4.31        121,617      0.69         2.07            0.75           140
 Year Ended May 31, 2002            10.20        4.69        107,169      0.70         3.57            0.76           117
 Year Ended May 31, 2001            10.13        8.02         88,398      0.71         4.95            0.78            87
A Shares
 Period Ended September 30,
 2006*                               9.84        2.27          4,201      0.65         3.47            0.65            63
 Year Ended March 31, 2006           9.79        1.52          4,336      0.76         2.60            0.82           151
 Period Ended March 31, 2005+        9.90        0.21          6,349      0.84         1.47            0.95            82
 Year Ended May 31, 2004            10.10       (0.06)        12,823      0.86         1.20            1.06           131
 Year Ended May 31, 2003            10.35        4.13         15,558      0.86         1.76            1.07           140
 Year Ended May 31, 2002            10.19        4.44          4,735      0.86         3.36            1.41           117
 Year Ended May 31, 2001            10.13        7.87          2,179      0.85         4.81            1.56            87
C Shares
 Period Ended September 30,
 2006*                               9.83        1.86         13,666      1.47         2.65            1.47            63
 Year Ended March 31, 2006           9.78        0.88         19,958      1.39         1.99            1.65           151
 Period Ended March 31, 2005+        9.89       (0.03)        33,796      1.12         1.22            1.74            82
 Year Ended May 31, 2004            10.09       (0.30)        62,232      1.11         0.97            1.82           131
 Year Ended May 31, 2003            10.34        3.88        127,757      1.11         1.59            1.79           140
 Year Ended May 31, 2002            10.18        4.29         70,720      1.11         3.09            1.81           117
 Year Ended May 31, 2001            10.11        7.67         27,861      1.10         4.45            1.96            87
STRATEGIC INCOME FUND
I Shares
 Period Ended September 30,
 2006*                               9.74        3.37        105,244      0.70         4.49            0.70           165
 Year Ended March 31, 2006           9.64        0.19        243,102      0.76         4.35            0.79           317
 Period Ended March 31, 2005+       10.24        9.10        196,921      0.86         4.55            0.96           305
 Year Ended May 31, 2004             9.81        4.15         98,570      0.90         5.53            1.00            95
 Year Ended May 31, 2003             9.99        8.73         61,906      0.91         6.39            1.01            52
 Period Ended May 31, 2002(o)        9.80        0.74         43,717      0.94         6.07            1.04            43

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.


                                                              Net
                                                           Realized
                                                              and                                 Distributions
                                 Net Asset                Unrealized                 Dividends        from            Total
                                  Value,        Net          Gains                    from Net      Realized        Dividends
                                 Beginning   Investment   (Losses) on   Total From   Investment      Capital           and
                                 of Period     Income     Investments   Operations     Income         Gains       Distributions
                                 ---------   ----------   -----------   ----------   ----------   -------------   -------------
STRATEGIC INCOME FUND
A Shares
 Period Ended September 30,
 2006*                            $ 9.68       $ 0.21(a)    $ 0.10(a)     $ 0.31       $(0.21)       $   --          $(0.21)
 Year Ended March 31, 2006         10.27         0.41(a)     (0.41)(a)        --        (0.41)        (0.18)          (0.59)
 Period Ended March 31, 2005+       9.82         0.39(a)      0.49(a)       0.88        (0.37)        (0.06)          (0.43)
 Period Ended May 31, 2004(p)       9.93         0.33(a)     (0.07)(a)      0.26        (0.31)        (0.06)          (0.37)
C Shares
 Period Ended September 30,
 2006*                              9.65         0.17(a)      0.09(a)       0.26        (0.17)           --           (0.17)
 Year Ended March 31, 2006         10.24         0.35(a)     (0.41)(a)     (0.06)       (0.35)        (0.18)          (0.53)
 Period Ended March 31, 2005+       9.81         0.37(a)      0.46(a)       0.83        (0.34)        (0.06)          (0.40)
 Year Ended May 31, 2004            9.99         0.50(a)     (0.14)(a)      0.36        (0.48)        (0.06)          (0.54)
 Year Ended May 31, 2003            9.80         0.57         0.19          0.76        (0.57)           --           (0.57)
 Period Ended May 31, 2002(o)      10.00         0.25        (0.20)         0.05        (0.25)           --           (0.25)
U.S. GOVERNMENT SECURITIES FUND
I Shares
 Period Ended September 30,
 2006*                             10.19         0.23(a)      0.09(a)       0.32        (0.23)           --           (0.23)
 Year Ended March 31, 2006         10.42         0.37        (0.20)         0.17        (0.40)           --           (0.40)
 Period Ended March 31, 2005+      10.35         0.29         0.09          0.38        (0.31)           --           (0.31)
 Year Ended May 31, 2004           10.93         0.31(a)     (0.50)(a)     (0.19)       (0.35)        (0.04)          (0.39)
 Year Ended May 31, 2003           10.47         0.44         0.51          0.95        (0.46)        (0.03)          (0.49)
 Year Ended May 31, 2002           10.38         0.54         0.26          0.80        (0.54)        (0.17)          (0.71)
 Year Ended May 31, 2001            9.86         0.58         0.52          1.10        (0.58)           --           (0.58)
A Shares
 Period Ended September 30,
 2006*                             10.19         0.22(a)      0.09(a)       0.31        (0.22)           --           (0.22)
 Year Ended March 31, 2006         10.41         0.32        (0.17)         0.15        (0.37)           --           (0.37)
 Period Ended March 31, 2005+      10.35         0.26         0.08          0.34        (0.28)           --           (0.28)
 Year Ended May 31, 2004           10.93         0.27(a)     (0.50)(a)     (0.23)       (0.31)        (0.04)          (0.35)
 Year Ended May 31, 2003           10.47         0.40         0.51          0.91        (0.42)        (0.03)          (0.45)
 Year Ended May 31, 2002           10.38         0.50         0.26          0.76        (0.50)        (0.17)          (0.67)
 Year Ended May 31, 2001            9.86         0.54         0.52          1.06        (0.54)           --           (0.54)
C Shares
 Period Ended September 30,
 2006*                             10.19         0.18(a)      0.09(a)       0.27        (0.18)           --           (0.18)
 Year Ended March 31, 2006         10.41         0.27        (0.19)         0.08        (0.30)           --           (0.30)
 Period Ended March 31, 2005+      10.35         0.21         0.08          0.29        (0.23)           --           (0.23)
 Year Ended May 31, 2004           10.93         0.22(a)     (0.50)(a)     (0.28)       (0.26)        (0.04)          (0.30)
 Year Ended May 31, 2003           10.48         0.34         0.50          0.84        (0.36)        (0.03)          (0.39)
 Year Ended May 31, 2002           10.38         0.45         0.27          0.72        (0.45)        (0.17)          (0.62)
 Year Ended May 31, 2001            9.86         0.49         0.52          1.01        (0.49)           --           (0.49)

                                                                                                    Ratio of
                                                                                                   Expenses to
                                                                        Ratio of     Ratio of      Average Net
                                                                           Net         Net           Assets
                                     Net                                Expenses    Investment     (Excluding
                                   Assets                 Net Assets,      to       Income to       Waivers,
                                   Value,                   End of       Average     Average     Reimbursements    Portfolio
                                   End of       Total       Period         Net         Net         and Expense     Turnover
                                   Period     Return(2)      (000)      Assets(3)   Assets(3)      Offset)(3)       Rate(4)
                                  ---------   ---------   -----------   ---------   ----------   ---------------   ---------
STRATEGIC INCOME FUND
A Shares
 Period Ended September 30,
 2006*                             $ 9.78        3.20%    $    1,619      1.01%        4.25%           1.01%          165%
 Year Ended March 31, 2006           9.68       (0.01)         1,741      1.10         4.08            1.16           317
 Period Ended March 31, 2005+       10.27        9.04          3,795      1.15         4.59            1.37           305
 Period Ended May 31, 2004(p)        9.82        2.59          4,181      1.15         5.15            1.60            95
C Shares
 Period Ended September 30,
 2006*                               9.74        2.75         37,557      1.71         3.55            1.71           165
 Year Ended March 31, 2006           9.65       (0.57)        46,703      1.63         3.53            1.83           317
 Period Ended March 31, 2005+       10.24        8.60         79,792      1.42         4.34            1.98           305
 Year Ended May 31, 2004             9.81        3.59        117,216      1.43         4.98            2.03            95
 Year Ended May 31, 2003             9.99        8.16        129,965      1.43         5.67            2.04            52
 Period Ended May 31, 2002(o)        9.80        0.55         39,490      1.53         5.49            2.07            43
U.S. GOVERNMENT SECURITIES FUND
I Shares
 Period Ended September 30,
 2006*                              10.28        3.22        482,085      0.55         4.60            0.55           112
 Year Ended March 31, 2006          10.19        1.66        316,475      0.65         3.63            0.65           118
 Period Ended March 31, 2005+       10.42        3.74        319,058      0.77         3.41            0.80            64
 Year Ended May 31, 2004            10.35       (1.77)       298,997      0.81         2.95            0.84           240
 Year Ended May 31, 2003            10.93        9.25        258,585      0.81         4.00            0.84           150
 Year Ended May 31, 2002            10.47        7.90        168,609      0.82         5.09            0.85           262
 Year Ended May 31, 2001            10.38       11.41        148,666      0.81         5.66            0.85           207
A Shares
 Period Ended September 30,
 2006*                              10.28        3.07          2,428      0.85         4.31            0.85           112
 Year Ended March 31, 2006          10.19        1.43          3,032      0.99         3.31            0.99           118
 Period Ended March 31, 2005+       10.41        3.32          3,080      1.17         3.17            1.28            64
 Year Ended May 31, 2004            10.35       (2.17)         8,484      1.22         2.54            1.52           240
 Year Ended May 31, 2003            10.93        8.79          9,333      1.22         3.59            1.45           150
 Year Ended May 31, 2002            10.47        7.47          8,483      1.22         4.70            1.40           262
 Year Ended May 31, 2001            10.38       10.95          6,617      1.21         5.21            1.83           207
C Shares
 Period Ended September 30,
 2006*                              10.28        2.71          6,380      1.55         3.59            1.55           112
 Year Ended March 31, 2006          10.19        0.76          7,909      1.66         2.60            1.68           118
 Period Ended March 31, 2005+       10.41        2.83         12,229      1.74         2.50            1.85            64
 Year Ended May 31, 2004            10.35       (2.67)        18,993      1.73         2.04            1.97           240
 Year Ended May 31, 2003            10.93        8.14         39,423      1.73         3.10            1.93           150
 Year Ended May 31, 2002            10.48        7.06         31,922      1.73         4.17            1.93           262
 Year Ended May 31, 2001            10.38       10.45         21,617      1.72         4.71            2.04           207

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.


                                                              Net
                                                           Realized
                                                              and                                 Distributions
                                 Net Asset                Unrealized                 Dividends        from            Total
                                  Value,        Net          Gains                    from Net      Realized        Dividends
                                 Beginning   Investment   (Losses) on   Total From   Investment      Capital           and
                                 of Period     Income     Investments   Operations     Income         Gains       Distributions
                                 ---------   ----------   -----------   ----------   ----------   -------------   -------------
U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND(1)
I Shares
 Period Ended September 30,
 2006*                            $ 9.85       $ 0.18       $ 0.08        $ 0.26       $(0.21)       $   --          $(0.21)
 Year Ended March 31, 2006          9.90         0.36        (0.06)         0.30        (0.35)           --           (0.35)
 Period Ended March 31, 2005+       9.95         0.20        (0.05)         0.15        (0.20)           --           (0.20)
 Year Ended May 31, 2004           10.00         0.15(a)     (0.05)(a)      0.10        (0.15)           --           (0.15)
 Year Ended May 31, 2003            9.95         0.20         0.06          0.26        (0.20)        (0.01)          (0.21)
 Period Ended May 31, 2002(r)       9.95         0.05           --          0.05        (0.05)           --           (0.05)
ULTRA-SHORT BOND FUND(1)
I Shares
 Period Ended September 30,
 2006*                              9.96         0.23(a)      0.04(a)       0.27        (0.23)           --           (0.23)
 Year Ended March 31, 2006         10.00         0.36        (0.04)         0.32        (0.36)           --           (0.36)
 Period Ended March 31, 2005+      10.05         0.15        (0.05)         0.10        (0.15)           --           (0.15)
 Year Ended May 31, 2004           10.10         0.15(a)     (0.05)(a)      0.10        (0.15)           --           (0.15)
 Year Ended May 31, 2003           10.00         0.20         0.10          0.30        (0.20)           --**         (0.20)
 Period Ended May 31, 2002(s)      10.00         0.05           --          0.05        (0.05)           --           (0.05)
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
I Shares
 Period Ended September 30,
 2006*                             10.01         0.18         0.13          0.31        (0.18)           --           (0.18)
 Year Ended March 31, 2006         10.11         0.34        (0.03)         0.31        (0.34)        (0.07)          (0.41)
 Period Ended March 31, 2005+      10.15         0.28         0.05          0.33        (0.28)        (0.09)          (0.37)
 Year Ended May 31, 2004           10.68         0.34(a)     (0.44)(a)     (0.10)       (0.34)        (0.09)          (0.43)
 Year Ended May 31, 2003           10.29         0.36         0.49          0.85        (0.36)        (0.10)          (0.46)
 Year Ended May 31, 2002           10.14         0.40         0.15          0.55        (0.40)           --           (0.40)
 Year Ended May 31, 2001            9.59         0.42         0.56          0.98        (0.42)           --           (0.42)
A Shares
 Period Ended September 30,
 2006*                             10.01         0.17         0.13          0.30        (0.17)           --           (0.17)
 Year Ended March 31, 2006         10.11         0.33        (0.03)         0.30        (0.33)        (0.07)          (0.40)
 Period Ended March 31, 2005+      10.15         0.27         0.05          0.32        (0.27)        (0.09)          (0.36)
 Year Ended May 31, 2004           10.68         0.33(a)     (0.44)(a)     (0.11)       (0.33)        (0.09)          (0.42)
 Year Ended May 31, 2003           10.29         0.36         0.49          0.85        (0.36)        (0.10)          (0.46)
 Year Ended May 31, 2002           10.14         0.39         0.16          0.55        (0.40)           --           (0.40)
 Year Ended May 31, 2001            9.59         0.42         0.55          0.97        (0.42)           --           (0.42)
C Shares
 Period Ended September 30,
 2006*                             10.01         0.13         0.13          0.26        (0.13)           --           (0.13)
 Period Ended March 31, 2006(t)    10.27         0.14        (0.19)        (0.05)       (0.14)        (0.07)          (0.21)

                                                                                                    Ratio of
                                                                                                   Expenses to
                                                                        Ratio of     Ratio of      Average Net
                                                                           Net         Net           Assets
                                     Net                                Expenses    Investment     (Excluding
                                   Assets                 Net Assets,      to       Income to       Waivers,
                                   Value,                   End of       Average     Average     Reimbursements    Portfolio
                                   End of       Total       Period         Net         Net         and Expense     Turnover
                                   Period     Return(2)      (000)      Assets(3)   Assets(3)      Offset)(3)       Rate(4)
                                  ---------   ---------   -----------   ---------   ----------   ---------------   ---------
U.S. GOVERNMENT SECURITIES ULTRA
I Shares
 Period Ended September 30,
 2006*                             $ 9.90        2.70%    $   31,613      0.30%        4.24%           0.31%           49%
 Year Ended March 31, 2006           9.85        3.12         42,616      0.29         3.41            0.47           126
 Period Ended March 31, 2005+        9.90        1.36         49,623      0.18         2.02            0.71            42
 Year Ended May 31, 2004             9.95        1.01         77,360      0.24         1.25            0.77           109
 Year Ended May 31, 2003            10.00        2.80         95,277      0.23         1.76            0.76            87
 Period Ended May 31, 2002(r)        9.95        0.32         28,138      0.30         2.42            0.83            34
ULTRA-SHORT BOND FUND(1)
I Shares
 Period Ended September 30,
 2006*                              10.00        2.74        105,308      0.28         4.58            0.28            88
 Year Ended March 31, 2006           9.96        3.23        245,257      0.30         3.61            0.37           114
 Period Ended March 31, 2005+       10.00        1.22         74,259      0.31         1.89            0.81            44
 Year Ended May 31, 2004            10.05        1.01        112,453      0.31         1.50            0.86            83
 Year Ended May 31, 2003            10.10        3.16        146,590      0.31         1.84            0.86            56
 Period Ended May 31, 2002(s)       10.00        0.30         33,730      0.36         2.44            0.91            30
VIRGINIA INTERMEDIATE MUNICIPAL
I Shares
 Period Ended September 30,
 2006*                              10.14        3.11        216,587      0.59         3.71            0.59            50
 Year Ended March 31, 2006          10.01        3.05        169,743      0.65         3.33            0.66            54
 Period Ended March 31, 2005+       10.11        3.21        176,959      0.71         3.23            0.71            46
 Year Ended May 31, 2004            10.15       (1.00)       181,558      0.75         3.23            0.75            26
 Year Ended May 31, 2003            10.68        8.43        206,432      0.75         3.45            0.75            30
 Year Ended May 31, 2002            10.29        5.52        191,406      0.75         3.86            0.75            33
 Year Ended May 31, 2001            10.14       10.39        194,849      0.73         4.23            0.75            32
A Shares
 Period Ended September 30,
 2006*                              10.14        3.03          5,533      0.74         3.43            0.74            50
 Year Ended March 31, 2006          10.01        2.92          5,480      0.79         3.22            0.82            54
 Period Ended March 31, 2005+       10.11        3.14          7,143      0.80         3.16            0.90            46
 Year Ended May 31, 2004            10.15       (1.04)        10,566      0.79         3.19            1.04            26
 Year Ended May 31, 2003            10.68        8.38         10,484      0.79         3.40            1.07            30
 Year Ended May 31, 2002            10.29        5.47          7,257      0.79         3.82            1.11            33
 Year Ended May 31, 2001            10.14       10.23          6,197      0.76         4.20            1.11            32
C Shares
 Period Ended September 30,
 2006*                              10.14        2.60          3,759      1.63         3.63            1.63            50
 Period Ended March 31, 2006(t)     10.01       (0.52)             9      1.62         2.35            1.62            54

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.


                                                              Net
                                                           Realized                               Distributions
                                 Net Asset                    and                    Dividends        from            Total
                                  Value,        Net       Unrealized                  from Net      Realized        Dividends
                                 Beginning   Investment    Gains on     Total From   Investment      Capital           and
                                 of Period     Income     Investments   Operations     Income         Gains       Distributions
                                 ---------   ----------   -----------   ----------   ----------   -------------   -------------
PRIME QUALITY MONEY MARKET FUND
I Shares
 Period Ended September 30,
 2006*                            $ 1.00       $ 0.02       $   --        $ 0.02       $(0.02)       $   --          $(0.02)
 Year Ended March 31, 2006          1.00         0.03           --          0.03        (0.03)           --           (0.03)
 Period Ended March 31, 2005+       1.00         0.01           --          0.01        (0.01)           --           (0.01)
 Year Ended May 31, 2004            1.00         0.01           --          0.01        (0.01)           --**         (0.01)
 Year Ended May 31, 2003            1.00         0.01           --          0.01        (0.01)           --**         (0.01)
 Year Ended May 31, 2002            1.00         0.02           --          0.02        (0.02)           --           (0.02)
 Year Ended May 31, 2001            1.00         0.06           --          0.06        (0.06)           --           (0.06)
A Shares
 Period Ended September 30,
 2006*                              1.00         0.02           --          0.02        (0.02)           --           (0.02)
 Year Ended March 31, 2006          1.00         0.03           --          0.03        (0.03)           --           (0.03)
 Period Ended March 31, 2005+       1.00         0.01           --          0.01        (0.01)           --           (0.01)
 Year Ended May 31, 2004            1.00           --           --            --           --**          --**            --**
 Year Ended May 31, 2003            1.00         0.01           --          0.01        (0.01)           --**         (0.01)
 Year Ended May 31, 2002            1.00         0.02           --          0.02        (0.02)           --           (0.02)
 Year Ended May 31, 2001            1.00         0.05           --          0.05        (0.05)           --           (0.05)
C Shares
 Period Ended September 30,
 2006*                              1.00         0.02           --          0.02        (0.02)           --           (0.02)
 Year Ended March 31, 2006          1.00         0.03           --          0.03        (0.03)           --           (0.03)
 Period Ended March 31, 2005+       1.00         0.01           --          0.01        (0.01)           --           (0.01)
 Year Ended May 31, 2004            1.00           --           --            --           --**          --**            --**
 Year Ended May 31, 2003            1.00         0.01           --          0.01        (0.01)           --**         (0.01)
 Year Ended May 31, 2002            1.00         0.01           --          0.01        (0.01)           --           (0.01)
 Year Ended May 31, 2001            1.00         0.05           --          0.05        (0.05)           --           (0.05)
TAX-EXEMPT MONEY MARKET FUND
I Shares
 Period Ended September 30,
 2006*                              1.00         0.02           --          0.02        (0.02)           --           (0.02)
 Year Ended March 31, 2006          1.00         0.02           --          0.02        (0.02)           --**         (0.02)
 Period Ended March 31, 2005+       1.00         0.01           --          0.01        (0.01)           --**         (0.01)
 Year Ended May 31, 2004            1.00           --           --            --           --**          --**            --**
 Year Ended May 31, 2003            1.00         0.01           --          0.01        (0.01)           --**         (0.01)
 Year Ended May 31, 2002            1.00         0.01           --          0.01        (0.01)           --**         (0.01)
 Year Ended May 31, 2001            1.00         0.03           --          0.03        (0.03)           --           (0.03)
A Shares
 Period Ended September 30,
 2006*                              1.00         0.01           --          0.01        (0.01)           --           (0.01)
 Year Ended March 31, 2006          1.00         0.02           --          0.02        (0.02)           --**         (0.02)
 Period Ended March 31, 2005+       1.00         0.01           --          0.01        (0.01)           --**         (0.01)
 Year Ended May 31, 2004            1.00           --           --            --           --**          --**            --**
 Year Ended May 31, 2003            1.00         0.01           --          0.01        (0.01)           --**         (0.01)
 Year Ended May 31, 2002            1.00         0.01           --          0.01        (0.01)           --**         (0.01)
 Year Ended May 31, 2001            1.00         0.03           --          0.03        (0.03)           --           (0.03)

                                                                                                    Ratio of
                                                                                                   Expenses to
                                                                        Ratio of     Ratio of      Average Net
                                                                           Net         Net           Assets
                                     Net                                Expenses    Investment     (Excluding
                                   Assets                 Net Assets,      to       Income to       Waivers,
                                   Value,                   End of       Average     Average     Reimbursements
                                   End of       Total       Period         Net         Net         and Expense
                                   Period     Return(2)      (000)      Assets(3)   Assets(3)      Offset)(4)
                                  ---------   ---------   -----------   ---------   ----------   ---------------
PRIME QUALITY MONEY MARKET FUND
I Shares
 Period Ended September 30,
 2006*                              $1.00        2.34%    $3,101,251      0.53%        4.63%           0.53%
 Year Ended March 31, 2006           1.00        3.25      2,976,881      0.58         3.19            0.61
 Period Ended March 31, 2005+        1.00        1.13      3,173,794      0.60         1.34            0.71
 Year Ended May 31, 2004             1.00        0.52      3,477,598      0.63         0.52            0.74
 Year Ended May 31, 2003             1.00        1.17      4,284,266      0.63         1.14            0.74
 Year Ended May 31, 2002             1.00        2.29      3,907,203      0.63         2.22            0.74
 Year Ended May 31, 2001             1.00        5.75      3,728,371      0.63         5.57            0.75
A Shares
 Period Ended September 30,
 2006*                               1.00        2.26      4,800,156      0.68         4.48            0.68
 Year Ended March 31, 2006           1.00        3.08      4,011,561      0.74         3.16            0.76
 Period Ended March 31, 2005+        1.00        0.96      2,124,606      0.80         1.17            0.91
 Year Ended May 31, 2004             1.00        0.34      1,851,615      0.81         0.34            0.95
 Year Ended May 31, 2003             1.00        0.98      1,925,521      0.81         0.96            0.94
 Year Ended May 31, 2002             1.00        2.11      1,887,033      0.81         2.09            0.94
 Year Ended May 31, 2001             1.00        5.57      1,927,309      0.80         5.36            0.95
C Shares
 Period Ended September 30,
 2006*                               1.00        2.21          4,088      0.78         4.38            0.78
 Year Ended March 31, 2006           1.00        3.01          3,991      0.82         2.81            1.10
 Period Ended March 31, 2005+        1.00        0.94         10,093      0.83         0.99            1.48
 Year Ended May 31, 2004             1.00        0.22         25,444      0.93         0.21            1.59
 Year Ended May 31, 2003             1.00        0.54         14,633      1.25         0.53            1.62
 Year Ended May 31, 2002             1.00        1.36         12,302      1.54         1.04            1.70
 Year Ended May 31, 2001             1.00        4.75          4,051      1.53         4.54            1.92
TAX-EXEMPT MONEY MARKET FUND
I Shares
 Period Ended September 30,
 2006*                               1.00        1.55      1,214,352      0.48         3.08            0.48
 Year Ended March 31, 2006           1.00        2.27      1,172,717      0.50         2.25            0.53
 Period Ended March 31, 2005+        1.00        0.90        936,272      0.51         1.04            0.61
 Year Ended May 31, 2004             1.00        0.48        978,548      0.55         0.46            0.64
 Year Ended May 31, 2003             1.00        0.81      1,088,415      0.54         0.79            0.64
 Year Ended May 31, 2002             1.00        1.38        907,827      0.55         1.39            0.65
 Year Ended May 31, 2001             1.00        3.47      1,080,362      0.54         3.40            0.65
A Shares
 Period Ended September 30,
 2006*                               1.00        1.48        582,617      0.63         2.93            0.63
 Year Ended March 31, 2006           1.00        2.12        671,164      0.65         2.10            0.68
 Period Ended March 31, 2005+        1.00        0.78        402,333      0.65         0.92            0.75
 Year Ended May 31, 2004             1.00        0.35        274,543      0.67         0.34            0.80
 Year Ended May 31, 2003             1.00        0.68        239,451      0.67         0.67            0.79
 Year Ended May 31, 2002             1.00        1.26        218,048      0.67         1.25            0.80
 Year Ended May 31, 2001             1.00        3.35        256,894      0.67         3.22            0.80

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.


                                                              Net
                                                           Realized                               Distributions
                                 Net Asset                    and                    Dividends        from            Total
                                  Value,        Net       Unrealized                  from Net      Realized        Dividends
                                 Beginning   Investment    Gains on     Total From   Investment      Capital           and
                                 of Period     Income     Investments   Operations     Income         Gains       Distributions
                                 ---------   ----------   -----------   ----------   ----------   -------------   -------------
U.S. GOVERNMENT SECURITIES MONEY
 MARKET FUND
I Shares
 Period Ended September 30,
 2006*                            $ 1.00       $ 0.02       $   --        $ 0.02       $(0.02)       $   --          $(0.02)
 Year Ended March 31, 2006          1.00         0.03           --          0.03        (0.03)           --           (0.03)
 Period Ended March 31, 2005+       1.00         0.01           --          0.01        (0.01)           --           (0.01)
 Year Ended May 31, 2004            1.00           --           --            --           --**          --              --**
 Year Ended May 31, 2003            1.00         0.01           --          0.01        (0.01)           --           (0.01)
 Year Ended May 31, 2002            1.00         0.02           --          0.02        (0.02)           --           (0.02)
 Year Ended May 31, 2001            1.00         0.05           --          0.05        (0.05)           --           (0.05)
A Shares
 Period Ended September 30,
 2006*                              1.00         0.02           --          0.02        (0.02)           --           (0.02)
 Year Ended March 31, 2006          1.00         0.03           --          0.03        (0.03)           --           (0.03)
 Period Ended March 31, 2005+       1.00         0.01           --          0.01        (0.01)           --           (0.01)
 Year Ended May 31, 2004            1.00           --           --            --           --**          --              --**
 Year Ended May 31, 2003            1.00         0.01           --          0.01        (0.01)           --           (0.01)
 Year Ended May 31, 2002            1.00         0.02           --          0.02        (0.02)           --           (0.02)
 Year Ended May 31, 2001            1.00         0.05           --          0.05        (0.05)           --           (0.05)
U.S. TREASURY MONEY MARKET FUND
I Shares
 Period Ended September 30,
 2006*                              1.00         0.02           --          0.02        (0.02)           --           (0.02)
 Year Ended March 31, 2006          1.00         0.03           --          0.03        (0.03)           --           (0.03)
 Period Ended March 31, 2005+       1.00         0.01           --          0.01        (0.01)           --           (0.01)
 Year Ended May 31, 2004            1.00           --           --            --           --**          --**            --**
 Year Ended May 31, 2003            1.00         0.01           --          0.01        (0.01)           --**         (0.01)
 Year Ended May 31, 2002            1.00         0.02           --          0.02        (0.02)           --           (0.02)
 Year Ended May 31, 2001            1.00         0.05           --          0.05        (0.05)           --           (0.05)
A Shares
 Period Ended September 30,
 2006*                              1.00         0.02           --          0.02        (0.02)           --           (0.02)
 Year Ended March 31, 2006          1.00         0.03           --          0.03        (0.03)           --           (0.03)
 Period Ended March 31, 2005+       1.00         0.01           --          0.01        (0.01)           --           (0.01)
 Period Ended May 31, 2004(v)       1.00           --           --            --           --**          --**            --**

                                                                                                    Ratio of
                                                                                                   Expenses to
                                                                        Ratio of     Ratio of      Average Net
                                                                           Net         Net           Assets
                                     Net                                Expenses    Investment     (Excluding
                                   Assets                 Net Assets,      to       Income to       Waivers,
                                   Value,                   End of       Average     Average     Reimbursements
                                   End of       Total       Period         Net         Net         and Expense
                                   Period     Return(2)      (000)      Assets(3)   Assets(3)      Offset)(4)
                                  ---------   ---------   -----------   ---------   ----------   ---------------
U.S. GOVERNMENT SECURITIES MONEY
 MARKET FUND
I Shares
 Period Ended September 30,
 2006*                              $1.00        2.22%    $  473,090      0.59%        4.39%           0.59%
 Year Ended March 31, 2006           1.00        3.07        413,893      0.62         2.99            0.65
 Period Ended March 31, 2005+        1.00        1.03        517,253      0.62         1.24            0.71
 Year Ended May 31, 2004             1.00        0.43        615,324      0.66         0.43            0.75
 Year Ended May 31, 2003             1.00        1.01        992,560      0.65         1.00            0.74
 Year Ended May 31, 2002             1.00        2.25        997,759      0.66         2.17            0.75
 Year Ended May 31, 2001             1.00        5.56        805,285      0.65         5.29            0.75
A Shares
 Period Ended September 30,
 2006*                               1.00        2.14        241,306      0.74         4.23            0.74
 Year Ended March 31, 2006           1.00        2.91        253,648      0.77         2.91            0.80
 Period Ended March 31, 2005+        1.00        0.89        230,041      0.78         1.06            0.88
 Year Ended May 31, 2004             1.00        0.28        234,100      0.80         0.28            0.92
 Year Ended May 31, 2003             1.00        0.86        250,246      0.80         0.86            0.92
 Year Ended May 31, 2002             1.00        2.11        210,004      0.80         2.02            0.92
 Year Ended May 31, 2001             1.00        5.41        158,087      0.79         5.14            0.93
U.S. TREASURY MONEY MARKET FUND
I Shares
 Period Ended September 30,
 2006*                               1.00        2.22      1,933,350      0.58         4.39            0.58
 Year Ended March 31, 2006           1.00        2.99      1,650,172      0.60         2.98            0.63
 Period Ended March 31, 2005+        1.00        0.99      1,407,783      0.62         1.19            0.71
 Year Ended May 31, 2004             1.00        0.37      1,233,565      0.66         0.32            0.75
 Year Ended May 31, 2003             1.00        0.88      1,080,779      0.65         0.81            0.74
 Year Ended May 31, 2002             1.00        1.96        871,946      0.65         1.90            0.74
 Year Ended May 31, 2001             1.00        5.36        733,768      0.66         5.23            0.76
A Shares
 Period Ended September 30,
 2006*                               1.00        2.14         22,437      0.73         4.27            0.73
 Year Ended March 31, 2006           1.00        2.84         12,366      0.75         3.12            0.76
 Period Ended March 31, 2005+        1.00        0.88            303      0.75         0.97            1.48
 Period Ended May 31, 2004(v)        1.00        0.15            401      0.75         0.21            3.17(w)

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.


                                                              Net
                                                           Realized                               Distributions
                                 Net Asset                    and                    Dividends        from            Total
                                  Value,        Net       Unrealized                  from Net      Realized        Dividends
                                 Beginning   Investment    Gains on     Total From   Investment      Capital           and
                                 of Period     Income     Investments   Operations     Income         Gains       Distributions
                                 ---------   ----------   -----------   ----------   ----------   -------------   -------------
VIRGINIA TAX-FREE MONEY MARKET
 FUND
I Shares
 Period Ended September 30,
 2006*                            $ 1.00       $ 0.02       $   --        $ 0.02       $(0.02)       $   --          $(0.02)
 Year Ended March 31, 2006          1.00         0.02           --          0.02        (0.02)           --**         (0.02)
 Period Ended March 31, 2005+       1.00         0.01           --          0.01        (0.01)           --**         (0.01)
 Year Ended May 31, 2004            1.00         0.01           --          0.01        (0.01)           --**         (0.01)
 Year Ended May 31, 2003            1.00         0.01           --          0.01        (0.01)           --**         (0.01)
 Year Ended May 31, 2002            1.00         0.01           --          0.01        (0.01)           --**         (0.01)
 Year Ended May 31, 2001            1.00         0.03           --          0.03        (0.03)           --           (0.03)
A Shares
 Period Ended September 30,
 2006*                              1.00         0.01           --          0.01        (0.01)           --           (0.01)
 Year Ended March 31, 2006          1.00         0.02           --          0.02        (0.02)           --**         (0.02)
 Period Ended March 31, 2005+       1.00         0.01           --          0.01        (0.01)           --**         (0.01)
 Year Ended May 31, 2004            1.00           --           --            --           --**          --**            --**
 Year Ended May 31, 2003            1.00         0.01           --          0.01        (0.01)           --**         (0.01)
 Year Ended May 31, 2002            1.00         0.01           --          0.01        (0.01)           --**         (0.01)
 Year Ended May 31, 2001            1.00         0.03           --          0.03        (0.03)           --           (0.03)

                                                                                                    Ratio of
                                                                                                   Expenses to
                                                                        Ratio of     Ratio of      Average Net
                                                                           Net         Net           Assets
                                     Net                                Expenses    Investment     (Excluding
                                   Assets                 Net Assets,      to       Income to       Waivers,
                                   Value,                   End of       Average     Average     Reimbursements
                                   End of       Total       Period         Net         Net         and Expense
                                   Period     Return(2)      (000)      Assets(3)   Assets(3)      Offset)(4)
                                  ---------   ---------   -----------   ---------   ----------   ---------------
VIRGINIA TAX-FREE MONEY MARKET
 FUND
I Shares
 Period Ended September 30,
 2006*                              $1.00        1.54%    $  240,667      0.44%        3.06%           0.44%
 Year Ended March 31, 2006           1.00        2.33        226,319      0.46         2.28            0.46
 Period Ended March 31, 2005+        1.00        0.94        177,377      0.46         1.07            0.46
 Year Ended May 31, 2004             1.00        0.56        173,959      0.50         0.51            0.50
 Year Ended May 31, 2003             1.00        0.85        219,701      0.49         0.84            0.49
 Year Ended May 31, 2002             1.00        1.44        240,681      0.50         1.45            0.50
 Year Ended May 31, 2001             1.00        3.51        226,188      0.50         3.45            0.50
A Shares
 Period Ended September 30,
 2006*                               1.00        1.47        334,270      0.59         2.91            0.59
 Year Ended March 31, 2006           1.00        2.16        303,752      0.62         2.12            0.68
 Period Ended March 31, 2005+        1.00        0.77        197,380      0.66         0.92            0.86
 Year Ended May 31, 2004             1.00        0.38        118,339      0.67         0.34            0.90
 Year Ended May 31, 2003             1.00        0.67         96,325      0.67         0.66            0.90
 Year Ended May 31, 2002             1.00        1.27         99,141      0.67         1.22            0.90
 Year Ended May 31, 2001             1.00        3.35         93,004      0.66         3.28            0.91

      See Notes to Financial Highlights and Notes to Financial Statements.

NOTES TO FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS  September 30, 2006

*   Unaudited.
**  Amount less than $0.005.
(1) The Ultra-Short Bond Fund and the U.S. Government Securities Ultra-Short Bond Fund were adjusted for a 5:1 stock split and 4.974874:1 stock split on April 1, 2005, respectively.
(2) Total return excludes sales charge. Not annualized for periods less than one year.
(3) Annualized for periods less than one year.
(4) Not annualized for periods less than one year.
(5) Renamed Total Return Bond Fund effective October 1, 2006.
(a) Per share data was calculated using the average shares method.
(b) Commenced operations on January 25, 2002.
(c) Commenced operations on October 11, 2004.
(d) Commenced operations on October 3, 2001.
(e) Commenced operations on October 27, 2003.
(f) Commenced operations on October 29, 2003.
(g) Commenced operations on October 25, 2002.
(h) Commenced operations on April 13, 2005.
(i) Commenced operations on January 8, 2004.
(j) Commenced operations on March 21, 2005.
(k) Commenced operations on March 2, 2006.
(l) Commenced operations on May 8, 2006.
(m) Commenced operations on December 29, 2000.
(n) Commenced operations on December 21, 2001.
(o) Commenced operations on November 30, 2001.
(p) Commenced operations on October 8, 2003.
(q) Commenced operations on October 15, 2003.
(r) Commenced operations on April 11, 2002.
(s) Commenced operations on April 15, 2002.
(t) Commenced operations on September 1, 2005.
(u) Commenced operations on May 11, 2004.
(v) Commenced operations on November 12, 2003.
(w) Ratio reflects the impact of the initial low level of average net assets associated with commencement of operations.
(x) Amounts are not meaningful due to the short period of operations.
+ Effective June 1, 2004, these Funds adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology was immaterial to all Funds except for the Funds noted below:

                                                                                            Change to Ratio of Net
                                                                     Change to Net       Investment Income to Average
                                                 Change to Net        Realized and                Net Assets
                                                   Investment       Unrealized Gains    ------------------------------
                                                Income Per Share   (Losses) Per Share   I Shares   A Shares   C Shares
                                                ----------------   ------------------   --------   --------   --------
    Georgia Tax-Exempt Bond Fund                     $ 0.01              $(0.01)         0.16%      0.14%      0.14%
    High Quality Bond Fund                             0.01               (0.01)         0.11%
    Investment Grade Bond Fund                         0.01               (0.01)         0.18%      0.14%      0.14%
    Investment Grade Tax-Exempt Bond Fund             (0.01)               0.01          (0.08)%    (0.07)%    (0.06)%
    Limited-Term Federal Mortgage Securities
      Fund                                             0.04               (0.04)         0.47%      0.42%      0.36%
    Maryland Municipal Bond Fund                      (0.01)               0.01          (0.07)%    (0.06)%
    North Carolina Tax-Exempt Bond Fund               (0.02)               0.02          (0.20)%       --         --
    Short-Term Bond Fund                               0.01               (0.01)         0.08%      0.07%      0.06%
    Strategic Income Fund                              0.01               (0.01)         0.22%      0.14%      0.13%
    U.S. Government Securities Fund                    0.02               (0.02)         0.23%      0.11%      0.17%
    U.S. Government Securities Ultra-Short
      Bond Fund                                        0.01               (0.01)         0.24%

++ Effective November 1, 2003, these Funds adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology was immaterial to all Funds except for the Fund noted below:

                                                                                            Change to Ratio of Net
                                                                     Change to Net       Investment Income to Average
                                                 Change to Net        Realized and                Net Assets
                                                   Investment       Unrealized Gains    ------------------------------
                                                Income Per Share   (Losses) Per Share   I Shares   A Shares   C Shares
                                                ----------------   ------------------   --------   --------   --------
    Seix High Yield Fund                             $0.01               $(0.01)         0.06%      0.05%      0.84%

NOTES TO FINANCIAL STATEMENTS
STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

1. Organization

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company offering 52 funds as of September 30, 2006. The Trust is authorized to issue an unlimited number of shares without par value. The financial statements presented herein are those of the Core Bond Fund (renamed Total Return Bond Fund following the reorganization described in Note 2 -- see also Note 8), Florida Tax-Exempt Bond Fund, Georgia Tax-Exempt Bond Fund, High Income Fund, High Quality Bond Fund, Intermediate Bond Fund, Investment Grade Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Fund, Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund, Seix Floating Rate High Income Fund, Seix High Yield Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, Strategic Income Fund, U.S. Government Securities Fund, U.S. Government Securities Ultra-Short Bond Fund, Ultra-Short Bond Fund, Virginia Intermediate Municipal Bond Fund, Prime Quality Money Market Fund, Tax-Exempt Money Market Fund, U.S. Government Securities Money Market Fund, U.S. Treasury Money Market Fund and Virginia Tax-Free Money Market Fund (each a "Fund" and collectively the "Funds").

The financial statements of the remaining funds are presented separately. The High Quality Bond Fund, Limited Duration Fund, U.S. Government Securities Ultra-Short Bond Fund and Ultra-Short Bond Fund may offer I Shares only. The Tax-Exempt Money Market Fund, U.S. Government Securities Money Market Fund, U.S. Treasury Money Market Fund and Virginia Tax-Free Money Market Fund offer I Shares and A Shares. The remaining Funds offer I Shares, A Shares and C Shares. The Funds' prospectus provides a description of each Funds' investment objectives, policies and strategies.

The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution Plan and Distribution and Services Plan, voting rights on matters affecting a single class of shares and sales charges. The A Shares of the Funds (except Limited-Term Federal Mortgage Securities Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, Prime Quality Money Market Fund, Tax-Exempt Money Market Fund, U.S. Government Securities Money Market Fund, U.S. Treasury Money Market Fund and Virginia Tax-Free Money Market Fund) have a maximum sales charge on purchases of 4.75% as a percentage of original purchase price. Limited-Term Federal Mortgage Securities Fund, Short-Term Bond Fund and Short-Term U.S. Treasury Securities Fund A Shares have a maximum sales charge on purchases of 2.50% as a percentage of original purchase price. Certain purchases of A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge (CDSC) of 1.00% if redeemed within one year of purchase. The C Shares have a maximum CDSC of 1.00% as a percentage of either the original purchase price or the next calculated price after the Funds receive the redemption request, whichever is less, if redeemed within one year of purchase.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2. Reorganization

Core Bond Fund -- The Trust entered into an agreement and plan of reorganization on behalf of the Total Return Bond Fund and the Core Bond Fund, that provides for the acquisition by the Core Bond Fund of all of the assets, subject to stated liabilities, of the Total Return Bond Fund, in exchange for I Shares of the Core Bond Fund, the distribution of such shares to the shareholders of the Total Return Bond Fund and the dissolution of the Total Return Bond Fund. The reorganization, which qualified as a tax-free exchange for Federal income tax purposes, was approved by the Board of Trustees on August 8, 2006 and completed on September 29, 2006. The following is a summary of shares outstanding, net assets and net asset value per share issued immediately before and after the reorganization:

STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

                                                                 Before Reorganization      After Reorganization
                                                              ---------------------------   --------------------
                                                              Total Return       Core               Core
                                                               Bond Fund      Bond Fund          Bond Fund*
                                                              ------------   ------------   --------------------
Shares......................................................    6,691,066      51,166,306         57,763,510
Net Assets..................................................  $65,561,317    $508,477,671       $574,038,988
Net Asset Value:
  I Shares..................................................  $      9.80    $       9.94       $       9.94
  Net unrealized appreciation...............................  $   162,998    $  1,666,657       $  1,829,655

---------------

* Immediately following the reorganization of the Total Return Bond Fund and the Core Bond Fund to form the Core Bond Fund, the reorganized Core Bond Fund was renamed the Total Return Bond Fund (see Note 8).

Virginia Intermediate Municipal Bond Fund -- The Trust entered into an agreement and plan of reorganization on behalf of the Virginia Municipal Bond Fund and the Virginia Intermediate Municipal Bond Fund, that provides for the acquisition by the Virginia Intermediate Municipal Bond Fund of all of the assets, subject to stated liabilities, of the Virginia Municipal Bond Fund, in exchange for I Shares, A Shares and C Shares of the Virginia Intermediate Municipal Bond Fund, the distribution of such shares to the shareholders of the Virginia Municipal Bond Fund and the dissolution of the Virginia Municipal Bond Fund. The reorganization, which qualified as a tax-free exchange for Federal income tax purposes, was approved by the Board of Trustees on May 9, 2006 and completed on July 31, 2006. The following is a summary of shares outstanding, net assets and net asset value per share issued immediately before and after the reorganization:

                                                                       Before Reorganization              After Reorganization
                                                             ------------------------------------------   ---------------------
                                                                                  Virginia Intermediate   Virginia Intermediate
                                                             Virginia Municipal         Municipal               Municipal
                                                                 Bond Fund              Bond Fund               Bond Fund
                                                             ------------------   ---------------------   ---------------------
Shares.....................................................       5,377,872             16,831,718              22,319,449
Net Assets.................................................     $54,954,122           $168,557,960            $223,512,082
Net Asset Value:
  I Shares.................................................     $     10.22           $      10.01            $      10.01
  A Shares.................................................     $     10.21           $      10.01            $      10.01
  C Shares.................................................     $     10.26           $      10.01            $      10.01
  Net unrealized appreciation..............................     $   921,773           $  1,673,902            $  2,595,675

Short-Term Bond Fund -- The Trust entered into an agreement and plan of reorganization on behalf of the Classic Institutional Short-Term Bond Fund and the Short-Term Bond Fund, that provides for the acquisition by the Short-Term Bond Fund of all of the assets, subject to stated liabilities, of the Classic Institutional Short-Term Bond Fund, in exchange for I Shares of the Short-Term Bond Fund, the distribution of such shares to the shareholders of the Classic Institutional Short-Term Bond Fund and the dissolution of the Classic Institutional Short-Term Bond Fund. The reorganization, which qualified as a tax-free exchange for Federal income tax purposes, was approved by the Board of Trustees on August 19, 2005 and completed on October 31, 2005. The following is a summary of shares outstanding, net assets and net asset value per share issued immediately before and after the reorganization:

                                                                     Before Reorganization           After Reorganization
                                                              ------------------------------------   --------------------
                                                              Classic Institutional
                                                                   Short-Term          Short-Term         Short-Term
                                                                    Bond Fund          Bond Fund          Bond Fund
                                                              ---------------------   ------------   --------------------
Shares......................................................         1,257,053          28,079,490         29,360,595
Net Assets..................................................       $12,373,897        $271,213,160       $283,587,057
Net Asset Value:
  I Shares..................................................       $      9.84        $       9.66       $       9.66
  Net unrealized depreciation...............................       $  (193,861)       $ (3,317,776)      $ (3,511,637)

STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

EXCHANGE OF T SHARES TO I SHARES:

On August 1, 2005, net assets of the T Shares of the following Funds were exchanged in a tax-free conversion for I Shares and T Shares were no longer offered. The following is a summary of the shares and net assets converted:

                                                                                  Net Assets
                                                              Shares Converted   Converted($)
                                                              ----------------   ------------
Core Bond Fund (see Note 8).................................     14,597,989      148,243,208
High Quality Bond Fund......................................      1,953,022       19,264,652
Intermediate Bond Fund......................................        926,342        9,345,826
Limited Duration Fund.......................................          5,127           51,151
Seix High Yield Fund........................................        408,502        4,530,941
Ultra-Short Bond Fund.......................................     16,263,821      162,609,401

EXCHANGE OF C SHARES TO I SHARES:

On August 1, 2005, net assets of the C Shares of the following Funds were exchanged in a tax-free conversion for I Shares and C Shares were no longer offered. The following is a summary of the shares and net assets converted:

                                                                                  Net Assets
                                                              Shares Converted   Converted($)
                                                              ----------------   ------------
Limited Duration Fund.......................................          6,526           65,126
U.S. Government Securities Ultra-Short Bond Fund............      1,544,489       15,279,016

3. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from these estimates.

     Security Valuation -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern Time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sale price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time), as provided by an independent pricing service approved by the Funds' Board of Trustees (the "Board"). If a security price cannot be obtained from an independent, third-party pricing agent, the Funds' accounting agent will seek to obtain a bid price from at least one independent broker.

STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

     The Prime Quality Money Market Fund, Tax-Exempt Money Market Fund, U.S. Government Securities Money Market Fund, U.S. Treasury Money Market Fund and Virginia Tax-Free Money Market Fund (the "Money Market Funds") state investment securities at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security.

     Securities for which market prices are not "readily available" are valued in accordance with Pricing and Valuation Procedures established by the Board. The Funds' Pricing and Valuation Procedures are performed and monitored by a Valuation Committee (the "Committee") designated by the Board. Some of the more common reasons which may necessitate that a security be valued using Pricing and Valuation Procedures include, but are not limited to: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Pricing and Valuation Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee.

     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it shall immediately notify the Funds' accounting agent and may preauthorize the Funds' accounting agent to utilize a pricing service authorized by the Board (a "Fair Value Pricing Service") that has been designed to determine a Fair Value. On a day when a Fair Value Pricing Service is so utilized pursuant to a preauthorization, the Committee need not meet. If the adviser does not pre-authorize the Fund's accounting agent to utilize a Fair Value Pricing Service, the adviser will request that a Committee Meeting be called. In addition, the Funds' accounting agent monitors price movements among certain selected indices, securities and/or groups of securities that may be an indicator that the closing prices received earlier in the day from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Funds ("Trigger Points"), the Funds may use a systematic valuation model provided by an independent third party to Fair Value their international equity securities.

     Security Transactions and Investment Income -- During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, securities transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes amortization or accretion of premium or discount. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion or amortization of purchase discounts or premiums during the respective holding period.

     Foreign Currency Translation -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following bases: (i) market value of investment securities, other assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

     The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

     Forward Foreign Currency Contracts -- The Core Bond (see Note 8), Intermediate Bond, Investment Grade Bond and Strategic Income Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for Federal income tax purposes. As of September 30, 2006, the Core Bond, Intermediate Bond and Investment Grade Bond Funds had open forward foreign currency contracts which are shown on each Fund's Schedule of Portfolio Investments.

     Securities Lending -- The Funds (other than the Money Market Funds) may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of the Fund and the market value of the loan collateral or (ii) 33.33% of the total market value of all securities of the Fund. No Fund will lend portfolio securities to its investment adviser or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities. The value of the collateral is at least 102% of the market value of the securities loaned, and is maintained in an amount equal to at least 100% thereafter. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

     A fee will be obtained from the borrower if letters of credit or U.S. government securities are used as collateral. Cash collateral received in connection with securities lending is invested in the CSFB Enhanced Liquidity Portfolio (the "Portfolio"). This investment may consist of money market mutual funds registered under the Investment Company Act of 1940 and money market instruments including commercial paper, repurchase agreements, U.S. Treasury Bills and U.S. Agency Obligations. At September 30, 2006, the Portfolio was invested in certificates of deposit, repurchase agreements, asset backed securities and corporate bonds (with interest rates ranging from 5.400% to 5.678% and maturity dates ranging from 10/02/06 to 02/25/21).

     The Funds paid security lending fees during the period ended September 30, 2006, which have been netted against the Income from Securities Lending on the Statements of Operations. These fees are presented below (in thousands):

                                                                    Fees($)
                                                                    -------
      High Income Fund............................................     24
      Investment Grade Bond Fund..................................    377
      Limited-Term Federal Mortgage Securities Fund...............     25
      Seix High Yield Fund........................................    195
      Short-Term Bond Fund........................................    111
      Strategic Income Fund.......................................    130
      U.S. Government Securities Fund.............................    248
      U.S. Government Securities Ultra-Short Bond Fund............      3
      Ultra-Short Bond Fund.......................................     20

STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

     Repurchase Agreements -- The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreement"). A third party custodian bank takes possession of the underlying securities ("collateral") of a repurchase agreement, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the repurchase agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     Securities Purchased on a When-Issued Basis -- Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund's net asset value if the Fund makes such investments while remaining substantially fully invested.

     TBA Purchase Commitments -- The Funds may enter into "TBA" (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date beyond customary settlement time. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation."

     Mortgage Dollar Rolls -- The Funds may enter into mortgage dollar rolls (principally using TBA's) in which a Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities at an agreed-upon price on a fixed future date. The Funds account for such dollar rolls under the purchases and sales method and receive compensation as consideration for entering into the commitment to repurchase. The Funds must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.

     The counterparty receives all principal and interest payments, including pre-payments, made in respect of a security subject to such a contract while it is with the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The Funds engage in dollar rolls for the purpose of enhancing its yield, principally by earning a negotiated fee. As of September 30, 2006, there were no open mortgage dollar rolls.

     Swap Agreements -- The Core Bond (see Note 8), Intermediate Bond and Investment Grade Bond Funds were invested in swap agreements at September 30, 2006. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The value of a swap agreement is equal to the Fund's obligations (or rights) under such agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. The Fund may enter into credit default swap ("CDS") agreements to manage its exposure to credit risk.

     CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified amount in the event of a default by a third party reference entity. A buyer of a CDS receives credit protection or sheds credit risk, whereas the seller of a CDS is selling credit protection or assuming credit risk. The seller typically receives a pre-determined periodic payment from the other party in consideration for guaranteeing to make a specific payment to the buyer should the third party reference entity suffer a default event. If a default event occurs, the seller would be required to pay the par value of a referenced debt obligation to the counterparty in exchange for a defaulted obligation. When entering into or closing a CDS position, a cash flow to account for market premiums or discounts (as compared to par value) is exchanged.

STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

     Swaps are marked to market daily and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (losses). Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure that the Fund has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of swap agreement counterparty.

     Short Sale Transactions -- A short sale is a transaction in which a Fund sells a security it does not own (but has borrowed) in anticipation of a decline in the market value of that security. To complete a short sale, a Fund must borrow the security to deliver to the buyer. A Fund then is obligated to replace the security borrowed by purchasing it in the open market at a later date. A Fund will incur a loss, which could be substantial and potentially unlimited, if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in value between those dates. A Fund must pay any dividends or interest payable to the lender of the security. All short sales must be collateralized in accordance with the applicable exchange or broker requirements. A Fund maintains the collateral in a segregated account with its custodian and broker sufficient to collateralize its obligation on the short positions which will not be less than the market value of the security sold short.

     Compensating Balances -- If a Fund has a cash overdraft in excess of $100,000 it is required to deposit an amount equal to 110% of the overdraft in a compensating balance account with its custodian, SunTrust Bank, a wholly owned subsidiary of SunTrust Banks, Inc., on the following business day. If a Fund has a positive cash balance in excess of $100,000 it is allowed to overdraw an amount equal to 90% of the balance from SunTrust Bank on the following business day. All such deposits to, and overdrafts from, the compensating balance account are non-interest bearing and are for a duration of one business day. This does not apply to the Strategic Income Fund.

     Expenses -- Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses, such as distribution fees, if any, are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets or another appropriate basis.

     Classes -- Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes within a Fund on the basis of the relative daily net assets.

     Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income for each of the Funds are declared daily and paid monthly. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. However, to the extent that net realized capital gains can be offset by capital loss carryovers, such gains will not be distributed.

     Redemption Fees -- For Funds other than the Money Market Funds, a redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed within seven days or less after the date of purchase (60 days or less for Strategic Income Fund) unless the redemption is excluded under the Funds' Redemption Fee Policy. For financial statement purposes, these amounts are included in the Statements of Changes in Net Assets as "Change in Net Assets from Capital Transactions". Fees for the Funds during the year ended March 31, 2006 and the six months ended September 30, 2006, were as follows (in thousands):

STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

                                                                    Year Ended    Six Months Ended
      Fund                                                          03/31/06($)     09/30/06($)
      ----                                                          -----------   ----------------
      Core Bond Fund (see Note 8).................................       --               --
      Florida Tax-Exempt Bond Fund................................       --               --
      Georgia Tax-Exempt Bond Fund................................       --               --
      High Income Fund............................................       --               --
      Intermediate Bond Fund......................................       --               --
      Investment Grade Bond Fund..................................       --               --
      Investment Grade Tax-Exempt Bond Fund.......................       --                1
      Limited-Term Federal Mortgage Securities Fund...............        1                1
      Maryland Municipal Bond Fund................................       --               --
      North Carolina Tax-Exempt Bond Fund.........................       --               --
      Seix Floating Rate High Income Fund.........................       --               --
      Seix High Yield Fund........................................        2               --
      Short-Term Bond Fund........................................       --               --
      Short-Term U.S. Treasury Securities Fund....................       --               --
      Strategic Income Fund.......................................       --                1
      U.S. Government Securities Fund.............................        1                1
      Virginia Intermediate Municipal Bond Fund...................        1                1
      Prime Quality Money Market Fund.............................       --               --
      Tax-Exempt Money Market Fund................................       --               --
      U.S. Government Securities Money Market Fund................       --               --
      U.S. Treasury Money Market Fund.............................       --               --
      Virginia Tax-Free Money Market Fund.........................       --               --

     Amounts designated as "--" are $0 or have been rounded to $0.

     New Accounting Pronouncements -- In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2006, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

4. Agreements and Other Transactions with Affiliates

     Investment Advisory Agreement -- The Trust and Trusco Capital Management, Inc. (the "Investment Adviser"), a wholly-owned subsidiary of SunTrust Banks, Inc., have entered into investment advisory agreements.

     Under the terms of the agreements, the Funds are charged annual advisory fees, which are computed daily and paid monthly based upon average daily net assets. Breakpoints are used in computing the overall annual advisory fee. The maximum annual advisory fee is charged on average daily net assets of each Fund (other than the Money Market Funds) up to $500 million. A discount of 5% applies on the next $500 million, and a discount of 10% applies on amounts over $1 billion. For the Money Market Funds, the maximum annual advisory fee is charged on average daily net assets of each Money Market Fund up to $1 billion, a discount of 5% applies on the next $1.5 billion, a discount of 10% applies on amounts over

STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

     $2.5 billion and a discount of 20% applies on amounts over $5 billion. Fee rates for the period April 1, 2006 through September 30, 2006 were as follows:

                                                                    Maximum    Overall                      Net
                                                                     Annual     Annual    Advisory Fees   Annual
                                                                    Advisory   Advisory     Waived or      Fees
                                                                     Fee(%)     Fee(%)    Reimbursed(%)   Paid(%)
                                                                    --------   --------   -------------   -------
      Core Bond Fund (see Note 8).................................    0.25       0.25           --         0.25
      Florida Tax-Exempt Bond Fund................................    0.57       0.55           --         0.55
      Georgia Tax-Exempt Bond Fund................................    0.57       0.55           --         0.55
      High Income Fund............................................    0.60       0.60           --         0.60
      High Quality Bond Fund......................................    0.40       0.40           --         0.40
      Intermediate Bond Fund......................................    0.25       0.25           --         0.25
      Investment Grade Bond Fund..................................    0.58       0.50           --         0.50
      Investment Grade Tax-Exempt Bond Fund.......................    0.58       0.50           --         0.50
      Limited Duration Fund.......................................    0.10       0.10           --         0.10
      Limited-Term Federal Mortgage Securities Fund...............    0.54       0.50           --         0.50
      Maryland Municipal Bond Fund................................    0.56       0.55           --         0.55
      North Carolina Tax-Exempt Bond Fund.........................    0.56       0.55           --         0.55
      Seix Floating Rate High Income Fund.........................    0.45       0.45           --         0.45
      Seix High Yield Fund........................................    0.45       0.43           --         0.43
      Short-Term Bond Fund........................................    0.47       0.40           --         0.40
      Short-Term U.S. Treasury Securities Fund....................    0.45       0.40           --         0.40
      Strategic Income Fund.......................................    0.65       0.60           --         0.60
      U.S. Government Securities Fund.............................    0.58       0.50           --         0.50
      U.S. Government Securities Ultra-Short Bond Fund............    0.20       0.20           --         0.20
      Ultra-Short Bond Fund.......................................    0.22       0.22           --         0.22
      Virginia Intermediate Municipal Bond Fund...................    0.58       0.55           --         0.55
      Prime Quality Money Market Fund.............................    0.50       0.50           --         0.50
      Tax-Exempt Money Market Fund................................    0.44       0.44           --         0.44
      U.S. Government Securities Money Market Fund................    0.55       0.55           --         0.55
      U.S. Treasury Money Market Fund.............................    0.54       0.54           --         0.54
      Virginia Tax-Free Money Market Fund.........................    0.40       0.40           --         0.40

     The Investment Adviser has contractually agreed, until at least August 1, 2007, to waive fees and/or reimburse each Fund to the extent necessary to maintain each Fund's Total Operating Expense, expressed as a percentage of average daily net assets, as noted below:

                                                                               Total Operating
                                                                                 Expense(%)
                                                                               ---------------
      North Carolina Tax-Exempt Bond Fund.........................  I Shares        0.67
      North Carolina Tax-Exempt Bond Fund.........................  A Shares        0.82
      North Carolina Tax-Exempt Bond Fund.........................  C Shares        1.67
      Seix Floating Rate High Income Fund.........................  I Shares        0.55
      Seix Floating Rate High Income Fund.........................  A Shares        0.85
      Virginia Intermediate Municipal Bond Fund...................  I Shares        0.60
      Virginia Intermediate Municipal Bond Fund...................  A Shares        0.75
      Virginia Intermediate Municipal Bond Fund...................  C Shares        1.60

     The Investment Adviser may retain the difference between the Total Operating Expense identified above and the actual total expenses to recapture any of its prior waivers or reimbursements until August 1, 2008. Such repayments shall be made monthly, but only to the extent that such repayments would not

STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

     cause the annualized total expense ratio to exceed the Total Operating Expense in place at that time. As of September 30, 2006, there were no repayments available to be made to the Investment Adviser.

     During the period ended September 30, 2006, the Investment Adviser also voluntarily waived fees in certain Funds in order to maintain a more competitive expense ratio for shareholders. These voluntary waivers will not be recouped by the Investment Adviser in subsequent years.

     Administration, Fund Accounting and Transfer Agency Agreement -- The Trust and STI Classic Variable Trust are parties to a Master Services Agreement with BISYS Fund Services Ohio, Inc. (the "Administrator"), under which the Administrator provides administrative, fund accounting, transfer agent and shareholder services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of: 0.0275% up to $25 billion, 0.0225% on the next $5 billion and 0.0175% for over $30 billion plus an additional class fee of $2,593 per class annually, applicable to each additional class of shares over 145 classes of shares.

     The Master Services Agreement provides for the Administrator to pay certain insurance premiums for the Trust and STI Classic Variable Trust, including $300,000 toward the premium for Directors and Officers Liability/Errors and Omissions insurance coverage, and $25,000 toward the premium for Fidelity Bond coverage. The Administrator has agreed, under the terms of the Master Services Agreement, to pay certain legal expenses for the benefit of the Trust and STI Classic Variable Trust relating to administrative service matters. The Master Services Agreement further provides for the Administrator to waive a portion of its fees for the benefit of shareholders. Such payments and fee waivers are expected to total approximately $400,000 to $650,000 annually, and will not be recouped by the Administrator in subsequent years.

     Distribution Agreement -- The Trust and BISYS Fund Services Limited Partnership (the "Distributor") are parties to a Distribution Services Agreement. The Distributor will receive no fees for its distribution services under the agreement for the I Shares of any Fund. With respect to the A Shares and C Shares, the Distributor receives amounts, pursuant to a Distribution Plan and (in the case of C Shares) a Distribution and Service Plan, based upon average daily net assets of each respective class, which are computed daily and paid monthly. These fees, expressed as a percentage of average daily net assets, for the period April 1, 2006 through September 30, 2006 are as follows:

                                                                    Board Approved     Board Approved
                                                                     and Charged        and Charged
                                                                       A Share            C Share
                                                                     Distribution       Distribution
                                                                        Fee(%)       and Service Fee(%)
                                                                    --------------   ------------------
      Core Bond Fund (see Note 8).................................       0.25              1.00
      Florida Tax-Exempt Bond Fund................................       0.15              1.00
      Georgia Tax-Exempt Bond Fund................................       0.15              1.00
      High Income Fund............................................       0.30              1.00
      Intermediate Bond Fund......................................       0.25              1.00
      Investment Grade Bond Fund..................................       0.30              1.00
      Investment Grade Tax-Exempt Bond Fund.......................       0.30              1.00
      Limited-Term Federal Mortgage Securities Fund...............       0.20              1.00
      Maryland Municipal Bond Fund................................       0.15              1.00
      North Carolina Tax-Exempt Bond Fund.........................       0.15              1.00
      Seix Floating Rate High Income..............................       0.30               N/A
      Seix High Yield Fund........................................       0.25              1.00
      Short-Term Bond Fund........................................       0.20              1.00
      Short-Term U.S. Treasury Securities Fund....................       0.18              1.00
      Strategic Income Fund.......................................       0.30              1.00
      U.S. Government Securities Fund.............................       0.30              1.00

STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

                                                                    Board Approved     Board Approved
                                                                     and Charged        and Charged
                                                                       A Share            C Share
                                                                     Distribution       Distribution
                                                                        Fee(%)       and Service Fee(%)
                                                                    --------------   ------------------
      Virginia Intermediate Municipal Bond Fund...................       0.15              1.00
      Prime Quality Money Market Fund.............................       0.15              0.25
      Tax-Exempt Money Market Fund................................       0.15               N/A
      U.S. Government Securities Money Market Fund................       0.15               N/A
      U.S. Treasury Money Market Fund.............................       0.15               N/A
      Virginia Tax-Free Money Market Fund.........................       0.15               N/A

     Custodian Agreements -- SunTrust Bank acts as Custodian for the Funds except for the Strategic Income Fund, which has appointed Brown Brothers Harriman & Co. as Custodian. The Funds pay custody fees on the basis of net assets and transaction costs of the Funds.

     Other -- Certain officers of the Trust are also officers of the Investment Adviser, the Administrator and/or the Distributor. Such officers receive no fees from the Trust for serving as officers of the Trust. Each of the trustees receives an annual retainer fee and an additional fee for each meeting attended. Trustees receive an additional fee for attendance at committee meetings. The fees during the period were as follows:

                                                                    Chairman($)   Trustee($)
                                                                    -----------   ----------
      Annual Retainer.............................................    50,000        40,000
      Regular Meeting Fee.........................................     7,500         6,000
      Special Meeting Fee.........................................     3,750         3,000
      Committee Meeting Fee.......................................     4,500         2,500

     Trustees are also reimbursed for certain expenses incurred. The Investment Adviser provides services to the Trust and the STI Classic Variable Trust to ensure compliance with applicable laws and regulations. In addition, the Investment Adviser has designated a dedicated compliance staff and an employee to serve as Chief Compliance Officer. The Investment Adviser receives an annual fee totaling $475,000 for these services. In addition, the Administrator provides an employee and staff to assist the Chief Compliance Officer for the Trust, including providing certain related services, and receives an annual fee of $150,000 for providing these services. The fees above are allocated across the assets of the Trust and the STI Classic Variable Trust. For the period ended September 30, 2006, the total related amounts paid by the Trust were $580,003.

     The Trust has entered into an agreement with SunTrust Robinson Humphrey, a division of SunTrust Capital Markets, Inc., which is a registered broker-dealer and a direct non-bank subsidiary of SunTrust Banks, Inc., to act as an agent in placing repurchase agreements for the Trust. For the period ended September 30, 2006, the following Funds paid SunTrust Robinson Humphrey, through a reduction in the yield earned by the Funds on those repurchase agreements, the following amounts (in thousands):

                                                                     Fees($)
                                                                     -------
      Core Bond Fund (see Note 8).................................       6
      High Income Fund............................................       1
      Intermediate Bond Fund......................................      --
      Investment Grade Bond Fund..................................       2
      Investment Grade Tax-Exempt Bond Fund.......................      --
      Limited Duration Fund.......................................       1
      Limited-Term Federal Mortgage Securities Fund...............       3
      Seix Floating Rate High Income Fund.........................      11
      Seix High Yield Fund........................................       6
      U.S. Government Securities Fund.............................       4
      Prime Quality Money Market Fund.............................      26

STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

                                                                     Fees($)
                                                                     -------
      U.S. Government Securities Money Market Fund................      57
      U.S. Treasury Money Market Fund.............................     315

     Amounts designated as "--" are $0 or have been rounded to $0.

5. Risks

The prices of the Funds' fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Funds' fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The High Income, Seix High Yield and Strategic Income Funds invest in high yield corporate, government, and other debt instruments of U.S. and non-U.S. issuers. High yield securities involve greater risk of default or downgrade and are more volatile than investment grade securities.

The Core Bond (see Note 8), Intermediate Bond, Investment Grade Bond and Strategic Income Funds invest in securities of foreign issuers in various countries. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers, including governments, in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of interest rate fluctuation and price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Florida Tax-Exempt Bond, Georgia Tax-Exempt Bond, Maryland Municipal Bond, North Carolina Tax-Exempt Bond, Virginia Intermediate Municipal Bond, and Virginia Tax-Free Money Market Funds' concentrations of investments in securities of issuers located in a specific region subjects each Fund to the economic and government policies of that region.

The Core Bond (see Note 8), High Quality Bond, Intermediate Bond, Investment Grade Bond, Limited Duration, Limited-Term Federal Mortgage Securities, Short-Term Bond, U.S. Government Securities, U.S. Government Securities Ultra-Short Bond and Ultra-Short Bond Funds invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans shortens the stated maturity of these respective obligations and may result in a loss of premium, if any has been paid. Estimates of such prepayments are used to calculate expected maturity dates and a Fund's average duration.

The Money Market Funds invest primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating organization, or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state or region.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions or financial guaranty assurance agencies' credit quality should deteriorate, it could cause the individual security's credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.

The Funds hold certain securities the issuer of which operates under a congressional charter. These securities (Federal Home Loan Mortgage Corporation, Federal Home Loan Bank and Federal National Mortgage

STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

Association) are neither issued nor guaranteed by the U.S. Government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit), would require congressional action.

6. Investment Transactions

The cost of purchases and the proceeds from sales and maturities of securities, excluding short-term investments and U.S. Government securities, for the period ended September 30, 2006, were as follows (in thousands):

                                                                                     Sales and
                                                                    Purchases($)   Maturities($)
                                                                    ------------   -------------
      Core Bond Fund (see Note 8).................................     86,476          23,928
      Florida Tax-Exempt Bond Fund................................     46,082          48,830
      Georgia Tax-Exempt Bond Fund................................     49,506          37,011
      High Income Fund............................................     96,508         102,052
      High Quality Bond Fund......................................      4,272           5,400
      Intermediate Bond Fund......................................      8,330           3,918
      Investment Grade Bond Fund..................................     56,275          54,449
      Investment Grade Tax-Exempt Bond Fund.......................    359,006         313,439
      Limited Duration Fund.......................................     33,544          11,910
      Maryland Municipal Bond Fund................................     11,733          19,089
      North Carolina Tax-Exempt Bond Fund.........................     23,823          18,969
      Seix Floating Rate High Income Fund.........................    433,155         134,786
      Seix High Yield Fund........................................    693,884         563,375
      Short-Term Bond Fund........................................     60,239          54,466
      Strategic Income Fund.......................................    138,183         223,982
      U.S. Government Securities Ultra-Short Bond Fund............        135           2,898
      Ultra-Short Bond Fund.......................................     35,325         123,922
      Virginia Intermediate Municipal Bond Fund...................     52,022          57,536

     The cost of purchases and proceeds from sales and maturities of long-term U.S. Government securities for the period ended September 30, 2006, were as follows (in thousands):

                                                                                     Sales and
                                                                    Purchases($)   Maturities($)
                                                                    ------------   -------------
      Core Bond Fund (see Note 8).................................    769,402         751,371
      High Quality Bond Fund......................................     30,852          36,712
      Intermediate Bond Fund......................................     67,844          70,919
      Investment Grade Bond Fund..................................    471,501         550,422
      Limited Duration Fund.......................................         --             803
      Limited-Term Federal Mortgage Securities Fund...............    170,166         128,615
      Seix High Yield Fund........................................         --          41,426
      Short-Term Bond Fund........................................    208,828          88,558
      Short-Term U.S. Treasury Securities Fund....................     46,304          51,475
      Strategic Income Fund.......................................    218,748         270,775
      U.S. Government Securities Fund.............................    426,228         249,420
      U.S. Government Securities Ultra-Short Bond Fund............     16,054          19,063
      Ultra-Short Bond Fund.......................................     69,208         109,024

7. Federal Tax Policies and Information

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue

STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

Code, and to make distributions from net investment income and from net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country's tax rules and rates.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ for GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. foreign currency transactions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

At September 30, 2006, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were different from amounts reported for financial reporting purposes. These differences were generally due to losses on wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for securities held by the Funds at September 30, 2006 are presented on each Fund's Schedule of Portfolio Investments.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending March 31, 2007.

The tax character of distributions paid to shareholders during the year ended March 31, 2006 was as follows (in thousands):

                                         Distributions paid from
                                    ---------------------------------
                                    Net Investment    Net Long Term      Total Taxable        Tax-Exempt      Total Distributions
Fund                                  Income($)      Capital Gains($)   Distributions($)   Distributions($)        Paid($)*
----                                --------------   ----------------   ----------------   ----------------   -------------------
Core Bond Fund (see Note 8).......       15,441               89             15,530                 --               15,530
Florida Tax-Exempt Bond Fund......           21              850                871              5,574                6,445
Georgia Tax-Exempt Bond Fund......           --              127                127              3,970                4,097
High Income Fund..................        8,484            1,954             10,438                 --               10,438
High Quality Bond Fund............        1,937               --              1,937                 --                1,937
Intermediate Bond Fund............        2,522              101              2,623                 --                2,623
Investment Grade Bond Fund........       22,428               --             22,428                 --               22,428
Investment Grade Tax-Exempt Bond
  Fund............................          205            2,161              2,366              8,459               10,825
Limited Duration Fund.............        2,224                1              2,225                 --                2,225
Limited-Term Federal Mortgage
  Securities Fund.................       15,899               --             15,899                 --               15,899
Maryland Municipal Bond Fund......           18              348                366              1,460                1,826
North Carolina Tax-Exempt Bond
  Fund............................            4               --                  4              1,205                1,209
Seix Floating Rate High Income
  Fund............................            5               --                  5                 --                    5
Seix High Yield Fund..............       89,393            8,360             97,753                 --               97,753
Short-Term Bond Fund..............        9,805               --              9,805                 --                9,805
Short-Term U.S. Treasury
  Securities Fund.................        2,357               --              2,357                 --                2,357
Strategic Income Fund.............       15,838            2,250             18,088                 --               18,088
U.S. Government Securities Fund...       13,540               --             13,540                 --               13,540
U.S. Government Securities
  Ultra-Short Bond Fund...........        2,019               --              2,019                 --                2,019
Ultra-Short Bond Fund.............        7,484               --              7,484                 --                7,484
Virginia Intermediate Municipal
  Bond Fund.......................           --            1,180              1,180              5,997                7,177

STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

                                         Distributions paid from
                                    ---------------------------------
                                    Net Investment    Net Long Term      Total Taxable        Tax-Exempt      Total Distributions
Fund                                  Income($)      Capital Gains($)   Distributions($)   Distributions($)        Paid($)*
----                                --------------   ----------------   ----------------   ----------------   -------------------
Prime Quality Money Market Fund...      171,636               --            171,636                 --              171,636
Tax-Exempt Money Market Fund......           --               75                 75             34,712               34,787
U.S. Government Securities Money
  Market Fund.....................       20,612               --             20,612                 --               20,612
U.S. Treasury Money Market Fund...       40,814               --             40,814                 --               40,814
Virginia Tax-Free Money Market
  Fund............................           79               24                103             10,216               10,319

---------------

* Total distributions paid differ from the Statements of Changes in Net Assets because for tax purposes, dividends are recognized when paid.

Amounts designated as "--" are $0 or have been rounded to $0.

The tax character of distributions paid to shareholders during the period ended March 31, 2005 was as follows (in thousands):

                                         Distributions paid from
                                    ---------------------------------
                                    Net Investment    Net Long Term      Total Taxable        Tax-Exempt      Total Distributions
Fund                                  Income($)      Capital Gains($)   Distributions($)   Distributions($)        Paid($)*
----                                --------------   ----------------   ----------------   ----------------   -------------------
Core Bond Fund (see Note 8).......        1,857              267              2,124                 --                2,124
Florida Tax-Exempt Bond Fund......          183            1,935              2,118              4,221                6,339
Georgia Tax-Exempt Bond Fund......           --            2,446              2,446              2,857                5,303
High Income Fund..................        7,686            3,222             10,908                 --               10,908
High Quality Bond Fund............        2,841               --              2,841                 --                2,841
Intermediate Bond Fund............          556              328                884                 --                  884
Investment Grade Bond Fund........       16,165               --             16,165                 --               16,165
Investment Grade Tax-Exempt Bond
  Fund............................        2,491            1,716              4,207              5,012                9,219
Limited Duration Fund.............          821                3                824                 --                  824
Limited-Term Federal Mortgage
  Securities Fund.................       15,039               --             15,039                 --               15,039
Maryland Municipal Bond Fund......           --              385                385              1,244                1,629
North Carolina Tax-Exempt Bond
  Fund............................          144               --                144                953                1,097
Seix High Yield Fund..............       49,190            7,880             57,070                 --               57,070
Short-Term Bond Fund..............        6,112               --              6,112                 --                6,112
Short-Term U.S. Treasury
  Securities Fund.................        2,056              897              2,953                 --                2,953
Strategic Income Fund.............        8,663            1,163              9,826                 --                9,826
U.S. Government Securities Fund...        9,498               --              9,498                 --                9,498
U.S. Government Securities
  Ultra-Short Bond Fund...........        1,660               --              1,660                 --                1,660
Ultra-Short Bond Fund.............        3,559               --              3,559                 --                3,559
Virginia Intermediate Municipal
  Bond Fund.......................           --            1,613              1,613              5,139                6,752
Prime Quality Money Market Fund...       47,933               --             47,933                 --               47,933
Tax-Exempt Money Market Fund......          221              210                431             10,358               10,789
U.S. Government Securities Money
  Market Fund.....................        7,574               --              7,574                 --                7,574
U.S. Treasury Money Market Fund...       11,628               --             11,628                 --               11,628
Virginia Tax-Free Money Market
  Fund............................           77               69                146              2,457                2,603

---------------

* Total distributions paid differ from the Statements of Changes in Net Assets because for tax purposes, dividends are recognized when paid.

Amounts designated as "--" are $0 or have been rounded to $0.

STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

As of March 31, 2006 the components of accumulated earnings (deficit) on a tax basis were as follows (in thousands):

                               Undistributed   Undistributed    Undistributed                                      Accumulated
                                Tax Exempt       Ordinary         Long Term       Accumulated   Distributions      Capital and
                                 Income($)       Income($)     Capital Gains($)   Earnings($)    Payable($)     Other Losses($)**
                               -------------   -------------   ----------------   -----------   -------------   -----------------
Core Bond Fund (see Note
 8)..........................         --            1,971              --             1,971         (1,932)           (4,259)
Florida Tax-Exempt Bond
 Fund........................        481               --             130               611           (492)               --
Georgia Tax-Exempt Bond
 Fund........................        537               --             110               647           (399)               --
High Income Fund.............         --              464              --               464           (430)           (1,839)
High Quality Bond Fund.......         --              250              --               250           (184)           (1,386)
Intermediate Bond Fund.......         --              327              --               327           (301)             (596)
Investment Grade Bond Fund...         --            2,238              --             2,238         (2,037)           (7,224)
Investment Grade Tax-Exempt
 Bond Fund...................        699              483              --             1,182           (861)               --
Limited Duration Fund........         --              189               9               198           (188)               (5)
Limited-Term Federal Mortgage
 Securities Fund.............         --            1,546              --             1,546         (1,420)          (15,189)
Maryland Municipal Bond
 Fund........................         84               36              65               185           (128)               --
North Carolina Tax-Exempt
 Bond Fund...................         52               --              --                52           (116)             (173)
Seix Floating Rate High
 Income Fund.................         --              456                               456           (434)              (23)
Seix High Yield Fund.........         --            6,757              --             6,757         (6,701)          (10,101)
Short-Term Bond Fund.........         --            1,054              --             1,054           (984)           (9,991)
Short-Term U.S. Treasury
 Securities Fund.............         --              208              --               208           (208)           (1,628)
Strategic Income Fund........         --            1,551              --             1,551         (1,065)           (9,618)
U.S. Government Securities
 Fund........................         --            1,614              --             1,614         (1,282)           (5,881)
U.S. Government Ultra-Short
 Bond Fund...................         --              172              --               172           (153)           (1,245)
Ultra-Short Bond Fund........         --            1,161              --             1,161           (893)           (1,904)
Virginia Intermediate
 Municipal Bond Fund.........        477               --              --               477           (512)             (123)
Prime Quality Money Market
 Fund........................         --           23,693              88            23,781        (23,767)               --
Tax-Exempt Money Market
 Fund........................      4,115               24               5             4,144         (4,115)               --
U.S. Government Securities
 Money Market Fund...........         --            2,249              --             2,249         (2,249)               --
U.S. Treasury Money Market
 Fund........................         --            5,298              --             5,298         (5,237)             (209)
Virginia Tax-Free Money
 Market Fund.................      1,120                4              --             1,124         (1,115)               --

                                    Unrealized
                                   Appreciation         Total Accumulated
                               (Depreciation)($)***   Earnings (Deficit)($)
                               --------------------   ---------------------
Core Bond Fund (see Note
 8)..........................         (9,756)                (13,976)
Florida Tax-Exempt Bond
 Fund........................            526                     645
Georgia Tax-Exempt Bond
 Fund........................          2,473                   2,721
High Income Fund.............            872                    (933)
High Quality Bond Fund.......         (1,090)                 (2,410)
Intermediate Bond Fund.......         (1,565)                 (2,135)
Investment Grade Bond Fund...        (11,230)                (18,253)
Investment Grade Tax-Exempt
 Bond Fund...................           (210)                    111
Limited Duration Fund........            (13)                     (8)
Limited-Term Federal Mortgage
 Securities Fund.............         (6,296)                (21,359)
Maryland Municipal Bond
 Fund........................            549                     606
North Carolina Tax-Exempt
 Bond Fund...................            (65)                   (302)
Seix Floating Rate High
 Income Fund.................           (329)                   (330)
Seix High Yield Fund.........         (9,748)                (19,793)
Short-Term Bond Fund.........         (4,413)                (14,334)
Short-Term U.S. Treasury
 Securities Fund.............         (1,218)                 (2,846)
Strategic Income Fund........         (1,658)                (10,790)
U.S. Government Securities
 Fund........................         (6,692)                (12,241)
U.S. Government Ultra-Short
 Bond Fund...................           (233)                 (1,459)
Ultra-Short Bond Fund........         (1,050)                 (2,686)
Virginia Intermediate
 Municipal Bond Fund.........          1,554                   1,396
Prime Quality Money Market
 Fund........................             --                      14
Tax-Exempt Money Market
 Fund........................             --                      29
U.S. Government Securities
 Money Market Fund...........             --                      --
U.S. Treasury Money Market
 Fund........................             (2)                   (150)
Virginia Tax-Free Money
 Market Fund.................             --                       9

---------------

 ** As of the latest tax year end of March 31, 2006, the following Funds had net capital loss carryovers to offset future net capital gains, if any, to the extent provided by the Treasury regulations (in thousands). To the extent that these carryovers are used to offset future gains, it is probable that the gains so offset will not be distributed to shareholders.

STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

                                                                                     Expires
                                                                 -----------------------------------------------
                                                                 2009($)   2011($)   2012($)   2013($)   2014($)
                                                                 -------   -------   -------   -------   -------
   High Quality Bond Fund......................................      --        --        --       951        --
   Intermediate Bond Fund......................................      --        --        --        --        86
   Investment Grade Bond Fund..................................   7,224        --        --        --        --
   Limited-Term Federal Mortgage Securities Fund...............      --        --     5,162     3,272     5,209
   North Carolina Tax-Exempt Bond Fund.........................      --        --        --        --       170
   Seix High Yield Fund........................................      --        --        --        --     5,154
   Short-Term Bond Fund........................................     352     9,216        22       354        47
   Short-Term U.S. Treasury Securities Fund....................      --        --        --       246       907
   U.S. Government Securities Fund.............................      --        --     2,698       508       251
   U.S. Government Ultra-Short Bond Fund.......................      --        --       518       393       272
   Ultra-Short Bond Fund.......................................      --        --       588       548       573
   U.S. Treasury Money Market Fund.............................      --        --        --       165        42

   As of March 31, 2006, the Short-Term Bond Fund has additional capital loss carryforwards, subject to any applicable limitations on availability, to offset future gains, if any, as the successor of a merger with the Classic Institutional Short-Term Bond Fund. These amounts are $22 and $353 expiring in 2012 and 2013, respectively, in thousands.

   During the year ended March 31, 2006, the Core Bond Fund, Florida Tax-Exempt Bond Fund, High Quality Bond Fund, Intermediate Bond Fund, Investment Grade Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Fund, North Carolina Tax-Exempt Fund, Seix Floating Rate High Income Fund, Seix High Yield Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, U.S. Government Securities Fund, U.S. Government Securities Ultra-Short Bond Fund, Ultra-Short Bond Fund, Prime Quality Money Market Fund and U.S. Treasury Money Market Fund utilized $269, $1, $19, $86, $6,129, $8, $5,209, $170, $19, $5,154, $47, $907, $251, $272, $573, $17 and $42 in
   capital loss carryforwards, respectively, in thousands.

   Net Capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of the Funds' next taxable year.

   The Core Bond Fund, High Income Fund, High Quality Bond Fund, Intermediate Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Fund, North Carolina Tax-Exempt Fund, Seix Floating Rate High Income Fund, Seix High Yield Fund, Short-Term U.S. Treasury Securities Fund, Strategic Income Fund, U.S. Government Securities Fund, U.S. Government Securities Ultra-Short Bond Fund, Ultra-Short Bond Fund, Virginia Intermediate Municipal Bond Fund and U.S. Treasury Money Market Fund have incurred and will elect to defer $4,259, $1,839, $435, $510, $5, $1,546, $3, $23, $4,947, $475, $9,618,
   $628, $62, $195, $123 and $2, respectively, in thousands, in capital losses.

*** The differences between book-basis and tax-basis unrealized appreciation
    (depreciation) is attributable primarily to: tax deferral of losses on wash sales, the difference between book and tax amortization methods for premium and market discount, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies, and the return of capital adjustments from real estate investment trusts.

Amounts designated as "--" are either $0 or have been rounded to $0.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions will "more-likely-than-not" be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have an impact to the financial statements.

8. Subsequent Events

On October 1, 2006, following the reorganization on September 29, 2006 as described in Note 2, the Core Bond Fund was renamed the Total Return Bond Fund.

On October 16, 2006, following shareholder approval at a meeting held on October 13, 2006, the Florida Tax-Exempt Bond Fund was renamed the High Grade Municipal Bond Fund and also revised its investment policies and objectives.

At the meeting on November 14, 2006, the Board voted to remove the Redemption Fee Policy from the Funds. This change was effective on November 20, 2006.

TRUSTEES AND OFFICERS OF THE STI CLASSIC FUNDS
STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

Information pertaining to the trustees of the Trust is set forth below. Trustees who are not deemed to be "interested persons" of the Trust as defined in the 1940 Act are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Trustees." Messrs. Courts and Ridley are trustees who may be deemed to be "interested persons" of the Trust.
--------------------------------------------------------------------------------

                                                                                          NUMBER OF
                                                                                        PORTFOLIOS IN
                                          TERM OF                                          THE STI                 OTHER
                         POSITION(S)     OFFICE AND                PRINCIPAL            FUND COMPLEX           DIRECTORSHIPS
     NAME, ADDRESS,       HELD WITH      LENGTH OF               OCCUPATION(S)           OVERSEEN BY              HELD BY
     DATE OF BIRTH        THE GROUP     TIME SERVED         DURING THE PAST 5 YEARS        TRUSTEE                TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES*:
Richard W. Courts, II     Trustee      Indefinite;      Chairman, Atlantic Investment        59         Genuine Parts Company;
3435 Stelzer Road                      since November   Company                                         Piedmont Medical Center;
Columbus, OH 43219                     2001                                                             SunTrust Bank
DOB 01/18/36
------------------------------------------------------------------------------------------------------------------------------------
Clarence H. Ridley        Trustee      Indefinite;      Chairman, Haverty Furniture          59         Crawford & Co.
3435 Stelzer Road                      since November   Companies; Partner, King and
Columbus, OH 43219                     2001             Spaulding LLP (law firm) (1977
DOB 06/03/42                                            to 2000)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
Thomas Gallagher          Trustee      Indefinite;      President, CEO, Genuine Parts        59         Genuine Parts Company;
3435 Stelzer Road                      since May 2000   Company                                         Oxford Industries, Inc.
Columbus, OH 43219
DOB 11/25/47
------------------------------------------------------------------------------------------------------------------------------------
F. Wendell Gooch          Trustee      Indefinite;      Retired                              59         SEI Family of Funds
3435 Stelzer Road                      since May 1992
Columbus, OH 43219
DOB 12/03/32
------------------------------------------------------------------------------------------------------------------------------------
Sidney E. Harris          Trustee      Indefinite;      Professor (since 2004) and Dean      59         ServiceMaster Company; Total
3435 Stelzer Road                      since November   (1997-2004), J. Mack Robinson                   System Services, Inc.;
Columbus, OH 43219                     2004             College of Business, Georgia                    Transamerica Investors, Inc.
DOB 07/21/49                                            State University                                (13 mutual funds)
------------------------------------------------------------------------------------------------------------------------------------
Warren Y. Jobe            Trustee      Indefinite;      Retired. EVP, Georgia Power          59         WellPoint, Inc.; UniSource
3435 Stelzer Road                      since November   Company and SVP, Southern                       Energy Corp.; HomeBanc Corp.
Columbus, OH 43219                     2004             Company (1998-2001)
DOB 11/12/40
------------------------------------------------------------------------------------------------------------------------------------
Connie D. McDaniel        Trustee      Indefinite;      Vice President and Controller,       59         None
3435 Stelzer Road                      since May 2005   The Coca-Cola Company
Columbus, OH 43219
DOB 04/10/58
------------------------------------------------------------------------------------------------------------------------------------
James O. Robbins          Trustee      Indefinite;      Retired. President, CEO, Cox         59         Cox Communications; Humana,
3435 Stelzer Road                      since May 2000   Communications, Inc.                            Inc.
Columbus, OH 43219                                      (1985-2005)
DOB 07/04/42
------------------------------------------------------------------------------------------------------------------------------------
Charles D. Winslow        Trustee      Indefinite;      Retired. Formerly Partner,           59         None
3435 Stelzer Road                      since November   Accenture (consulting)
Columbus, OH 43219                     2004
DOB 07/13/35
------------------------------------------------------------------------------------------------------------------------------------

* Mr. Courts may be deemed an Interested Trustee because of his directorships with affiliates of the Investment Adviser. Mr. Ridley may be deemed an Interested Trustee because of a material business relationship with the parent of the Investment Adviser.

STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

                                                       TERM OF
                                                     OFFICE AND
     NAME, ADDRESS            POSITION(S)             LENGTH OF                         PRINCIPAL OCCUPATION(S)
   AND DATE OF BIRTH        HELD WITH TRUST          TIME SERVED                        DURING THE PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------------
OFFICERS:
R. Jeffrey Young           President and        One-year; since July    Senior Vice President, Relationship Management, BISYS
3435 Stelzer Road          Chief Executive      2004                    Fund Services (since 2002); Vice President, Client
Columbus, OH 43219         Officer                                      Services, BISYS Fund Services; (1997-2002)
DOB 08/22/64
--------------------------------------------------------------------------------------------------------------------------------
Deborah A. Lamb            Executive Vice       One-year; since         Chief Compliance Officer, Managing Director, Trusco
50 Hurt Plaza              President;           September 2004; since   Capital Management, Inc. (since 2003); President,
Suite 1400                 Assistant            November 2003; since    Investment Industry Consultants, LLC (2000-2003);
Atlanta, GA 30303          Secretary; Chief     August 2004             Director of Compliance, INVESCO, Inc. (1995-2000)
DOB 10/02/52               Compliance Officer   (respectively)
--------------------------------------------------------------------------------------------------------------------------------
Joel B. Engle              Treasurer, Chief     One-year; since May     Director, Fund Administration, BISYS Fund Services since
3435 Stelzer Road          Financial Officer    2006                    February 2006; Small business owner/operator (retail)
Columbus, OH 43219                                                      (2003- 2006); Vice President, Fund Administration, BISYS
DOB 10/31/65                                                            Fund Services (1998-2003)
--------------------------------------------------------------------------------------------------------------------------------
Cynthia J. Surprise        Secretary and        One-year; since         Senior Counsel, Legal Services, BISYS Fund Services
3435 Stelzer Road          Chief Legal          February 2005           (since 2004); Director and Counsel, Investors Bank &
Columbus, OH 43219         Officer                                      Trust Company (1999-2004)
DOB 07/08/46
--------------------------------------------------------------------------------------------------------------------------------
Alaina V. Metz             Assistant            One-year; since July    Vice President, Blue Sky Compliance, BISYS Fund Services
3435 Stelzer Road          Secretary            2004                    (since 2002); Chief Administrative Officer, Blue Sky
Columbus, OH 43219                                                      Compliance, BISYS Fund Services (1995-2002)
DOB 04/07/67
--------------------------------------------------------------------------------------------------------------------------------
Jennifer A. English        Assistant            One-year; since         Assistant Counsel, Legal Services, BISYS Fund Services
3435 Stelzer Road          Secretary            November 2005           (since 2005); Assistant Counsel, PFPC, Inc. (2002-2005);
Columbus, OH 43219                                                      Associate Legal Product Manager, Fidelity Investments
DOB 03/05/72                                                            (2001)
--------------------------------------------------------------------------------------------------------------------------------

The Trust's Statement of Additional Information includes additional information about the Trust's trustees and officers. To request your free copy of the Statement of Additional Information, call toll free 1-888-STI-FUND.

ADDITIONAL INFORMATION
STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

The continuance of the Trust's investment advisory agreements with Trusco Capital Management, Inc. (the "Adviser") must be specifically approved at least annually by (i) the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) the vote of a majority of the Trustees who are not parties to the agreements or "interested persons" of any party thereto (the "Independent Trustees"), as defined in the Investment Company Act 1940, as amended, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Trust's agreements for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers may submit to the Board, to help them decide whether to renew the agreements for another year.

In considering the renewal of the agreements this year, the Board requested and received material from the Adviser in preparation for a special meeting of the Board held on April 24, 2006, and requested and reviewed additional material from the Adviser in preparation for its quarterly meeting held on May 9, 2006, at which it specifically considered the renewal of the agreements. Such material included, among other things, information about: (a) the quality of the Adviser's investment management and other services; (b) the Adviser's investment management personnel; (c) the Adviser's operations and financial condition; (d) the Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that the Adviser charges the Funds compared with the fees it charges to comparable mutual funds or accounts; (f) the Funds' overall fees and operating expenses compared with similar mutual funds; (g) the level of the Adviser's profitability from its Fund-related operations; (h) the Adviser's compliance systems; (i) the Adviser's policies and procedures for personal securities transactions; (j) the Adviser's reputation, expertise and resources in domestic financial markets; and (k) the Funds' performance compared with similar mutual funds. The Board also received a memorandum from Fund counsel regarding the responsibilities of Trustees in connection with their consideration of advisory agreements.

At both meetings, representatives from the Adviser presented additional oral and written information to the Board to help the Board evaluate the Adviser's fees and other aspects of the agreements. The Board also considered information presented by the Adviser and other service providers at meetings throughout the year. The Trustees discussed the written materials, oral presentations, and any other information that the Board received, and considered the approval of the agreements in light of this information.

Based on the Board's deliberations and evaluation of the information it received, the Board, including the Independent Trustees, approved the agreements and the selection of the Adviser and determined that the compensation under the agreements is fair and reasonable in light of the services to be performed. The Board considered the following specific factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT, AND QUALITY OF SERVICES

The Board received and considered information regarding the nature, extent, and quality of services to be provided to the Funds by the Adviser. In this regard, the Trustees evaluated, among other things, the Adviser's personnel, experience, track record, and compliance program. The Board considered the background and experience of the Adviser's senior management and the expertise of, and amount of attention expected to be given to the Funds by, its portfolio management teams. The Board reviewed the qualifications, backgrounds, and responsibilities of the portfolio managers responsible for the day-to-day management of the Funds. The Board also reviewed information pertaining to the Adviser's organizational structure, senior management, investment operations, and other relevant information. The Board concluded that, within the context of its full deliberations, the nature, extent, and quality of the services to be provided to the Funds by the Adviser supported the approval of the agreements.

STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

PERFORMANCE

The Board considered the investment performance of each Fund, including any periods of outperformance and underperformance, both on an absolute basis and a comparative basis to indices and other funds within the same investment categories. Specifically, the Board considered each Fund's performance relative to its peer group and appropriate benchmarks in light of total return, yield, and market trends. As part of this review, the Board considered the composition of the peer group and selection criteria, as well as market risk and shareholder risk expectations. The Board considered the Adviser's explanations regarding specific performance issues. The Board concluded that, within the context of its full deliberations, the performance of the Funds and the Adviser supported the approval of the agreements.

FUND EXPENSES

With respect to advisory fees, the Board considered the rate of compensation under the agreements and each Fund's net operating expense ratio in comparison to those of comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in each Fund's peer group. Finally, the Trustees considered the effect of the Adviser's waiver and reimbursement of fees and expenses, where applicable, to prevent total expenses from exceeding a specified amount and that due to these waivers and reimbursements net operating expenses have been maintained at competitive levels. The Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported the approval of the agreements.

PROFITABILITY

The Board reviewed information about the profitability of the Funds to the Adviser and considered whether the level of profitability was reasonable and justified in light of the quality of the services rendered to the Funds and in comparison to other advisory firms. The Board concluded that, within the context of its full deliberations, the profitability of the Adviser is within the range the Board considered reasonable.

ECONOMIES OF SCALE

The Board considered the existence of economies of scale and whether they were passed along to Fund shareholders through a graduated advisory fee schedule or other means, including any fee and expense waivers and reimbursements by the Adviser. The Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

EXPENSE EXAMPLES

As a Fund shareholder, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other fund expenses. These examples are intended to help you understand your ongoing costs(in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that separate account and contract expenses, fees, and charges are not reflected.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2006 through September 30, 2006.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                        Beginning          Ending           Expense Paid          Expense Ratio
                                                      Account Value     Account Value      During Period*        During Period**
                                                        04/01/06          09/30/06        04/01/06-09/30/06     04/01/06-09/30/06
                                                      -------------     -------------     -----------------     -----------------
Core Bond Fund(a).................    I Shares          $1,000.00         $1,032.10             $1.53                 0.30%
                                      A Shares           1,000.00          1,029.90              2.75                 0.54
                                      C Shares           1,000.00          1,027.00              6.55                 1.29
Florida Tax-Exempt Bond Fund......    I Shares           1,000.00          1,032.00              3.06                 0.60
                                      A Shares           1,000.00          1,031.30              3.82                 0.75
                                      C Shares           1,000.00          1,026.80              8.13                 1.60
Georgia Tax-Exempt Bond Fund......    I Shares           1,000.00          1,031.30              3.06                 0.60
                                      A Shares           1,000.00          1,030.50              3.82                 0.75
                                      C Shares           1,000.00          1,026.10              8.13                 1.60
High Income Fund..................    I Shares           1,000.00          1,049.00              3.60                 0.70
                                      A Shares           1,000.00          1,047.40              5.13                 1.00
                                      C Shares           1,000.00          1,045.30              8.72                 1.70
High Quality Bond Fund............    I Shares           1,000.00          1,031.90              2.29                 0.45
Intermediate Bond Fund............    I Shares           1,000.00          1,030.40              1.53                 0.30
                                      A Shares           1,000.00          1,029.00              2.90                 0.57
                                      C Shares           1,000.00          1,025.30              6.60                 1.30
Investment Grade Bond Fund........    I Shares           1,000.00          1,030.60              2.80                 0.55
                                      A Shares           1,000.00          1,029.10              4.32                 0.85
                                      C Shares           1,000.00          1,026.40              7.87                 1.55
Investment Grade Tax-Exempt Bond
  Fund............................    I Shares           1,000.00          1,029.60              2.80                 0.55
                                      A Shares           1,000.00          1,028.00              4.32                 0.85
                                      C Shares           1,000.00          1,025.40              7.87                 1.55
Limited Duration Fund.............    I Shares           1,000.00          1,024.60              0.71                 0.14
Limited-Term Federal Mortgage
  Securities Fund.................    I Shares           1,000.00          1,026.80              2.79                 0.55
                                      A Shares           1,000.00          1,024.70              3.81                 0.75
                                      C Shares           1,000.00          1,020.60              7.85                 1.55
Maryland Municipal Bond Fund......    I Shares           1,000.00          1,032.20              3.16                 0.62
                                      A Shares           1,000.00          1,031.40              3.97                 0.78
                                      C Shares           1,000.00          1,027.00              8.23                 1.62
North Carolina Tax-Exempt Bond
  Fund............................    I Shares           1,000.00          1,032.00              3.06                 0.60
                                      A Shares           1,000.00          1,031.30              3.82                 0.75
                                      C Shares           1,000.00          1,026.90              8.13                 1.60
Seix Floating Rate High Income
  Fund............................    I Shares           1,000.00          1,023.50              2.64                 0.52
                                      A Shares(b)        1,000.00          1,023.30              3.28                 0.81

STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

                                                        Beginning          Ending           Expense Paid          Expense Ratio
                                                      Account Value     Account Value      During Period*        During Period**
                                                        04/01/06          09/30/06        04/01/06-09/30/06     04/01/06-09/30/06
                                                      -------------     -------------     -----------------     -----------------
Seix High Yield Fund..............    I Shares          $1,000.00         $1,026.70             $2.44                 0.48%
                                      A Shares           1,000.00          1,027.00              3.76                 0.74
                                      C Shares           1,000.00          1,021.60              7.50                 1.48
Short-Term Bond Fund..............    I Shares           1,000.00          1,026.80              2.29                 0.45
                                      A Shares           1,000.00          1,026.80              3.30                 0.65
                                      C Shares           1,000.00          1,021.70              7.35                 1.45
Short-Term U.S. Treasury
  Securities Fund.................    I Shares           1,000.00          1,023.60              2.38                 0.47
                                      A Shares           1,000.00          1,022.70              3.30                 0.65
                                      C Shares           1,000.00          1,018.60              7.44                 1.47
Strategic Income Fund.............    I Shares           1,000.00          1,033.70              3.57                 0.70
                                      A Shares           1,000.00          1,032.00              5.14                 1.01
                                      C Shares           1,000.00          1,027.50              8.69                 1.71
U.S. Government Securities Fund...    I Shares           1,000.00          1,032.20              2.80                 0.55
                                      A Shares           1,000.00          1,030.70              4.33                 0.85
                                      C Shares           1,000.00          1,027.10              7.88                 1.55
U.S. Government Securities
  Ultra-Short Bond Fund...........    I Shares           1,000.00          1,027.00              1.58                 0.31
Ultra-Short Bond Fund.............    I Shares           1,000.00          1,027.40              1.42                 0.28
Virginia Intermediate Municipal
  Bond Fund.......................    I Shares           1,000.00          1,031.10              3.00                 0.59
                                      A Shares           1,000.00          1,030.30              3.77                 0.74
                                      C Shares           1,000.00          1,026.00              8.28                 1.63
Prime Quality Money Market Fund...    I Shares           1,000.00          1,023.40              2.69                 0.53
                                      A Shares           1,000.00          1,022.60              3.45                 0.68
                                      C Shares           1,000.00          1,022.10              3.95                 0.78
Tax-Exempt Money Market Fund......    I Shares           1,000.00          1,015.50              2.43                 0.48
                                      A Shares           1,000.00          1,014.80              3.18                 0.63
U.S. Government Securities Money
  Market Fund.....................    I Shares           1,000.00          1,022.20              2.99                 0.59
                                      A Shares           1,000.00          1,021.40              3.75                 0.74
U.S. Treasury Money Market Fund...    I Shares           1,000.00          1,022.20              2.94                 0.58
                                      A Shares           1,000.00          1,021.40              3.70                 0.73
Virginia Tax-Free Money Market
  Fund............................    I Shares           1,000.00          1,015.40              2.22                 0.44
                                      A Shares           1,000.00          1,014.70              2.98                 0.59

---------------

 * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

** Annualized.

(a) Renamed Total Return Bond Fund effective October 1, 2006.

(b) Information shown reflects values for the period from May 8, 2006 (commencement of operations) to September 30, 2006 and has been calculated using expense ratios and rates of return for the same period.

Hypothetical Example

The table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not

STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Beginning          Ending           Expense Paid          Expense Ratio
                                                      Account Value     Account Value      During Period*        During Period**
                                                        04/01/06           9/30/06        04/01/06-09/30/06     04/01/06-09/30/06
                                                      -------------     -------------     -----------------     -----------------
Core Bond Fund(a).................    I Shares          $1,000.00         $1,023.56             $1.52                 0.30%
                                      A Shares           1,000.00          1,022.36              2.74                 0.54
                                      C Shares           1,000.00          1,018.60              6.53                 1.29
Florida Tax-Exempt Bond Fund......    I Shares           1,000.00          1,022.06              3.04                 0.60
                                      A Shares           1,000.00          1,021.31              3.80                 0.75
                                      C Shares           1,000.00          1,017.05              8.09                 1.60
Georgia Tax-Exempt Bond Fund......    I Shares           1,000.00          1,022.06              3.04                 0.60
                                      A Shares           1,000.00          1,021.31              3.80                 0.75
                                      C Shares           1,000.00          1,017.05              8.09                 1.60
High Income Fund..................    I Shares           1,000.00          1,021.56              3.55                 0.70
                                      A Shares           1,000.00          1,020.05              5.06                 1.00
                                      C Shares           1,000.00          1,016.55              8.59                 1.70
High Quality Bond Fund............    I Shares           1,000.00          1,022.21              2.89                 0.45
Intermediate Bond Fund............    I Shares           1,000.00          1,023.56              1.52                 0.30
                                      A Shares           1,000.00          1,022.21              2.89                 0.57
                                      C Shares           1,000.00          1,018.55              6.58                 1.30
Investment Grade Bond Fund........    I Shares           1,000.00          1,022.31              2.79                 0.55
                                      A Shares           1,000.00          1,020.81              4.31                 0.85
                                      C Shares           1,000.00          1,017.30              7.84                 1.55
Investment Grade Tax-Exempt Bond
  Fund............................    I Shares           1,000.00          1,022.31              2.79                 0.55
                                      A Shares           1,000.00          1,020.81              4.31                 0.85
                                      C Shares           1,000.00          1,017.30              7.84                 1.55
Limited Duration Fund.............    I Shares           1,000.00          1,024.37              0.71                 0.14
Limited-Term Federal Mortgage
  Securities Fund.................    I Shares           1,000.00          1,022.31              2.79                 0.55
                                      A Shares           1,000.00          1,021.31              3.80                 0.75
                                      C Shares           1,000.00          1,017.30              7.84                 1.55
Maryland Municipal Bond Fund......    I Shares           1,000.00          1,021.96              3.14                 0.62
                                      A Shares           1,000.00          1,021.16              3.95                 0.78
                                      C Shares           1,000.00          1,016.95              8.19                 1.62
North Carolina Tax-Exempt Bond
  Fund............................    I Shares           1,000.00          1,022.06              3.04                 0.60
                                      A Shares           1,000.00          1,021.31              3.80                 0.75
                                      C Shares           1,000.00          1,017.05              8.09                 1.60
Seix Floating Rate High Income
  Fund............................    I Shares           1,000.00          1,022.46              2.64                 0.52
                                      A Shares(b)        1,000.00          1,021.01              3.27                 0.81
Seix High Yield Fund..............    I Shares           1,000.00          1,022.66              2.43                 0.48
                                      A Shares           1,000.00          1,021.36              3.75                 0.74
                                      C Shares           1,000.00          1,017.65              7.49                 1.48
Short-Term Bond Fund..............    I Shares           1,000.00          1,022.81              2.28                 0.45
                                      A Shares           1,000.00          1,021.81              3.29                 0.65
                                      C Shares           1,000.00          1,017.80              7.33                 1.45
Short-Term U.S. Treasury
  Securities Fund.................    I Shares           1,000.00          1,022.71              2.38                 0.47
                                      A Shares           1,000.00          1,021.81              3.29                 0.65
                                      C Shares           1,000.00          1,017.70              7.44                 1.47
Strategic Income Fund.............    I Shares           1,000.00          1,021.56              3.55                 0.70
                                      A Shares           1,000.00          1,020.00              5.11                 1.01
                                      C Shares           1,000.00          1,016.50              8.64                 1.71
U.S. Government Securities Fund...    I Shares           1,000.00          1,022.31              2.79                 0.55
                                      A Shares           1,000.00          1,020.81              4.31                 0.85
                                      C Shares           1,000.00          1,017.30              7.84                 1.55

ADDITIONAL INFORMATION (concluded)
STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

                                                        Beginning          Ending           Expense Paid          Expense Ratio
                                                      Account Value     Account Value      During Period*        During Period**
                                                        04/01/06           9/30/06        04/01/06-09/30/06     04/01/06-09/30/06
                                                      -------------     -------------     -----------------     -----------------
U.S. Government Securities
  Ultra-Short Bond Fund...........    I Shares          $1,000.00         $1,023.51             $1.57                 0.31%
Ultra-Short Bond Fund.............    I Shares           1,000.00          1,023.66              1.42                 0.28
Virginia Intermediate Municipal
  Bond Fund.......................    I Shares           1,000.00          1,022.11              2.99                 0.59
                                      A Shares           1,000.00          1,021.36              3.75                 0.74
                                      C Shares           1,000.00          1,016.90              8.24                 1.63
Prime Quality Money Market Fund...    I Shares           1,000.00          1,022.41              2.69                 0.53
                                      A Shares           1,000.00          1,021.66              3.45                 0.68
                                      C Shares           1,000.00          1,021.16              3.95                 0.78
Tax-Exempt Money Market Fund......    I Shares           1,000.00          1,022.66              2.43                 0.48
                                      A Shares           1,000.00          1,021.91              3.19                 0.63
U.S. Government Securities Money
  Market Fund.....................    I Shares           1,000.00          1,022.11              2.99                 0.59
                                      A Shares           1,000.00          1,021.36              3.75                 0.74
U.S. Treasury Money Market Fund...    I Shares           1,000.00          1,022.16              2.94                 0.58
                                      A Shares           1,000.00          1,021.41              3.70                 0.73
Virginia Tax-Free Money Market
  Fund............................    I Shares           1,000.00          1,022.86              2.23                 0.44
                                      A Shares           1,000.00          1,022.11              2.99                 0.59

---------------

 * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

** Annualized.

(a) Renamed Total Return Bond Fund effective October 1, 2006.

(b) Information shown reflects values for the period from May 8, 2006 (commencement of operations) to September 30, 2006 and has been calculated using expense ratios and rates of return for the same period.

PROXY VOTING
Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-STI-FUND. The information also is included in the Funds' Statement of Additional Information, which is available on the Funds' website at www.sticlassicfunds.com and on the Securities and Exchange Commission's website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Funds' website at www.sticlassicfunds.com and on the Securities and Exchange Commission's website at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The Funds file a complete list of their portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the Securities and Exchange Commission's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1-800-SEC-0330.

                      (This page intentionally left blank)

                      (This page intentionally left blank)

                              INVESTMENT ADVISER:

                        Trusco Capital Management, Inc.

This information must be preceded or accompanied by a current prospectus for each Fund described. An investor should consider the Fund's investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information about STI Classic Funds can be found in the Fund's prospectus. For additional information, please call 1-888-STI-FUND, or visit www.sticlassicfunds.com. Please read the prospectus carefully before investing.


                                  DISTRIBUTOR:

                    BISYS Fund Services Limited Partnership


             NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE


                               STI Classic Funds


                                                                  STI-SABMM-0906
                                                                           11/06

                            2006 SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                        INSTITUTIONAL MONEY MARKET FUNDS









                                                              September 30, 2006


                            [STI CLASSIC FUNDS LOGO]

TABLE OF CONTENTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS September 30, 2006


Letter to Shareholders .................................   1

Industry Allocation ....................................   3

Schedules of Portfolio Investments .....................   4

Statements of Assets and Liabilities ...................  16

Statements of Operations ...............................  17

Statements of Changes in Net Assets ....................  18

Financial Highlights ...................................  19

Notes to Financial Statements ..........................  21

Trustees and Officers of the STI Classic Funds .........  27

Additional Information .................................  29

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------
September 30, 2006


Dear Valued STI Classic Funds Shareholder,

The third quarter began as something of a struggle, but finished on a positive note as the markets happily received encouraging news from both the Federal Reserve and the energy markets. By the close on September 30, the S&P 500 gained 5.7% on a total return basis, and the Lehman Aggregate Bond Index added 3.8%.

As the quarter began, economic momentum was fading following the post-Katrina rebound in the first quarter, but some of the headwinds that helped to slow growth in the spring continued to build. In particular, the Federal Reserve continued raising short-term interest rates, and oil prices reached nominal record highs above $76 per barrel. However, midway through the quarter, these two sources of restraint changed course; the Federal Reserve announced that they would leave interest rates unchanged, and oil prices fell sharply. The shift in the Fed's policy was attributed to its forecast of slower economic growth easing future inflation pressures, while the drop in energy prices was linked to a reversal in global supply disruption fears and elevated inventories.

While stable short-term rates and falling energy prices are generally positive for equities, performance among sectors was uneven during the quarter. The strongest sectors in the S&P 500 were Health Care and Telecom, followed by Technology, Financials, and Utilities. The weakest sector was, not surprisingly, Energy, while Materials and Industrials also posted negative returns. This eclectic performance mix ultimately fell in favor of the Value style. Equity performance was also concentrated in the higher quality, Large-Cap stocks over Mid-Caps and Small-Caps. The Russell Mid-Cap(R) Index rose 2.1% for the quarter, while the Russell 2000(R) Small-Cap Index gained just 0.4%, following an extended period of outperformance. International stocks improved in the third quarter, but the 4.0% rise in the MSCI EAFE International Index trailed the S&P 500.

The change in market direction in the middle of the quarter and the unusual pattern of sector relative performance tended to work against most equity managers in the third period. Still, all of our investment disciplines stayed true to their quality-oriented, bottom-up selection process, which has helped our clients earn strong relative returns over market cycles.

Bonds, not surprisingly, also benefited from the pause in Fed tightening and lower inflation pressures. The yield on the 10-year Treasury note fell over half a percent (51 basis points-0.51%) to close at 4.63% at the end of the quarter. All major sectors in the fixed-income market improved, but the reduced pressures tended to benefit Corporate, High Yield, and long-maturity bonds most. Mortgage bonds also performed well after adjusting for their shorter maturity.

The outlook for the markets is more encouraging now that Fed policy is "neutral" and energy prices are well off their record high, but other concerns remain. We expect the pace of economic growth to remain below average for the remainder of this year and into the first half of 2007, which should slow corporate profits growth. Moreover, the continued inverted yield has a strong record of predicting a slower growth trajectory. This type of environment tends to weed out companies with weaker balance sheets and ineffective operating models, just as it did in the third quarter.

--------------------------------------------------------------------------------

Our investment disciplines, both in equity and fixed-income, concentrate on higher quality, financially strong companies which have been well suited to weather periods of economic transition. Thus we remain reasonably sanguine regarding the outlook for financial assets given the prospect of some moderation in recent inflationary pressures.

We close this letter with a note of thanks to you, our valued client. We appreciate the continued confidence you have placed in us, and you can rest assured that we work each day to earn that confidence.

Sincerely,

/s/ DAVID H. EIDSON                /s/ ROBERT J. RHODES

David H. Eidson                    Robert J. Rhodes, CFA
Chairman and CEO                   Executive Vice President

INDUSTRY ALLOCATION
--------------------------------------------------------------------------------
STI CLASSIC FUNDS   September 30, 2006   Percentages are based on market value
(Unaudited)

CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY
  MARKET FUND
Certificates of Deposit                         10.0%
Commercial Papers                               33.9%
Corporate Bonds                                 47.3%
Master Notes                                     3.1%
Municipal Bonds                                  3.7%
Repurchase Agreements                            2.0%

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES
  MONEY MARKET FUND
U.S. Government Agencies                        54.2%
Repurchase Agreements                           45.8%

CLASSIC INSTITUTIONAL MUNICIPAL CASH RESERVE
  MONEY MARKET FUND
Municipal Bonds                                 98.0%
Money Market Funds                               2.0%

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES
  MONEY MARKET FUND
U.S. Treasury Obligations                        3.1%
Repurchase Agreements                           96.9%


Portfolio composition is subject to change.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND

---------------------------------------------------------
                                  Principal
                                  Amount($)     Value($)
---------------------------------------------------------
CERTIFICATES OF DEPOSIT (9.9%)
BANKS (9.9%)
  Calyon NY, 5.295%,
    02/02/07 (b)                    50,000         50,000
  Canadian Imperial Bank NY,
    5.300%, 01/29/07 (b)            75,000         75,000
  PNC Bank NA, 4.790%, 01/24/07     35,000         35,001
  Royal Bank of Scotland NY,
    4.765%, 01/24/07                55,000         55,001
  Toronto Dominion Bank (The),
    4.720%, 12/29/06                75,000         75,000
  Wells Fargo Bank NA, 5.300%,
    01/19/07 (b)                    50,000         50,000
                                               ----------
Total Certificates of Deposit
  (Cost $340,002)                                 340,002
                                               ----------
COMMERCIAL PAPERS (33.7%)
BANKS (9.4%)
  Australia & New Zealand
    National Ltd., 5.321%,
    05/15/07 (c) (d)                50,000         48,415
  Australia & New Zealand
    National Ltd., 5.465%,
    07/11/07 (c) (d)                12,000         11,509
  Australia & New Zealand
    National Ltd., 5.272%,
    09/27/07 (c) (d)                35,000         33,266
  DEPFA Bank PLC, 5.350%,
    12/05/06 (c)                    50,000         49,530
  DEPFA Bank PLC, 5.348%,
    09/18/07 (c)                    50,000         47,519
  HBOS Treasury Services PLC,
    5.395%, 08/27/07 (d)            50,000         50,002
  HSBC USA, Inc., 5.379%,
    03/01/07 (c) (d)                35,000         34,229
  Societe Generale, 5.433%,
    05/01/07 (c)                    50,000         48,463
                                               ----------
                                                  322,933
                                               ----------
DIVERSIFIED FINANCIAL SERVICES (24.3%)
  Bear Stearns & Co., Inc.,
    5.455%, 04/05/07 (b)            35,000         35,000
  Bear Stearns & Co., Inc.,
    5.445%, 06/12/07 (b)            50,000         50,000
  Beethoven Funding Corp.,
    5.302%, 10/25/06 (c) (d)        50,000         49,824
  Beethoven Funding Corp.,
    5.525%, 11/01/06 (c) (d)        50,000         49,772

---------------------------------------------------------
                                  Principal
                                  Amount($)     Value($)
---------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--CONTINUED
  Chesham Finance LLC, 5.300%,
    01/12/07 (b) (d)                50,000         49,996
  Chesham Finance LLC, 5.310%,
    08/02/07 (b) (d)                35,000         34,991
  Cimarron Ltd., 5.347%,
    12/14/06 (c) (d)                13,543         13,396
  Cimarron Ltd., 5.347%,
    10/02/06 (c) (d)                50,000         49,993
  Cimarron Ltd., 5.347%,
    11/02/06 (c) (d)                45,000         44,787
  CIT Group, Inc., 5.452%,
    12/04/06 (c) (d)                15,000         14,857
  Credit Suisse First Boston
    USA, Inc., 5.610%,
    04/13/07 (c) (d)                25,000         24,275
  Cullinan Finance Corp.,
    5.460%, 10/04/06 (c) (d)        50,000         49,978
  Danske Corp., 4.736%,
    12/29/06 (c) (d)                50,000         49,441
  Davis Square Funding Ltd.,
    5.462%, 10/27/06 (c)            25,000         24,903
  Davis Square Funding Ltd.,
    5.387%, 11/02/06 (c)            30,000         29,858
  Edison Asset Securitization
    LLC, 5.370%, 03/14/07 (c)
    (d)                             32,000         31,238
  ING (US) Funding LLC, 5.603%,
    04/05/07 (c)                    35,000         34,027
  Klio III Funding Corp.,
    5.303%, 10/18/06 (c) (d)        50,000         49,875
  Klio III Funding Corp.,
    5.543%, 12/15/06 (c) (d)        24,026         23,761
  Merrill Lynch & Co., 5.374%,
    05/15/07 (c)                    35,000         33,860
  Nestle Capital Corp., 5.471%,
    08/01/07 (c) (d)                55,000         52,584
  Tierra Alta Funding Ltd.,
    5.489%, 10/04/06 (c)            35,872         35,856
                                               ----------
                                                  832,272
                                               ----------
Total Commercial Papers (Cost
  $1,155,205)                                   1,155,205
                                               ----------
CORPORATE BONDS (47.0%)
BANKS (9.0%)
  Barclays Bank PLC NY, 5.320%,
    06/04/07 (b)                    35,000         35,000
  Marshall & Ilsley Bank,
    5.176%, 12/15/06               100,000        100,075
  National City Bank Cleveland,
    5.295%, 01/22/07 (b)            50,000         50,000

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND -- CONTINUED

---------------------------------------------------------
                                  Principal
                                  Amount($)     Value($)
---------------------------------------------------------
BANKS--CONTINUED
  National City Bank Cleveland,
    5.315%, 09/18/07 (b)            25,000         24,998
  Nordea Bank Finland NY,
    5.300%, 06/15/07 (b)            75,000         75,000
  Wells Fargo Bank NA, 5.300%,
    06/11/07 (b)                    25,000         25,000
                                               ----------
                                                  310,073
                                               ----------
DIVERSIFIED FINANCIAL SERVICES (34.6%)
  Atlas Capital Funding Corp.,
    5.350%, 07/16/07 (b) (d)        75,000         75,001
  Atlas Capital Funding Corp.,
    5.340%, 09/10/07 (b) (d)        30,000         30,000
  Beta Finance, Inc., 5.305%,
    09/28/07 (b) (d)                30,000         29,997
  Beta Finance, Inc., 4.510%,
    10/20/06 (d)                    30,000         30,000
  Beta Finance, Inc., 5.308%,
    01/11/07 (b) (d)                30,000         29,999
  Beta Finance, Inc., 5.315%,
    07/25/07 (b) (d)                35,000         34,997
  CC USA, Inc., 5.135%,
    03/20/07 (b) (d)                30,000         29,999
  CC USA, Inc., 5.330%,
    05/30/07 (d)                    50,000         50,000
  Cheyne Finance LLC, 5.317%,
    03/26/07 (b) (d)                50,000         49,997
  Cheyne Finance LLC, 5.323%,
    05/15/07 (b) (d)                50,000         49,996
  Five Finance, Inc., 5.310%,
    05/25/07 (b) (d)                35,000         34,998
  Five Finance, Inc., 5.315%,
    05/31/07 (b) (d)                21,000         20,999
  Five Finance, Inc., 5.310%,
    08/15/07 (b) (d)                35,000         34,997
  K2 (USA) LLC, 5.320%,
    11/15/06 (b) (d)                50,000         49,999
  K2 (USA) LLC, 5.310%,
    01/11/07 (b) (d)                35,000         34,999
  K2 (USA) LLC, 5.325%,
    08/07/07 (b) (d)                30,000         30,000
  Liberty Light US Capital,
    5.320%, 01/12/07 (b) (d)        75,000         74,998
  Liberty Light US Capital,
    5.320%, 05/11/07 (b) (d)        40,000         40,000

---------------------------------------------------------
                                  Principal
                                  Amount($)     Value($)
---------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--CONTINUED
  Merrill Lynch & Co., Ser C,
    5.295%, 05/14/07 (b)            50,000         50,000
  Morgan Stanley, 5.390%,
    11/02/07 (b)                    25,000         25,000
  Sigma Finance, Inc., 5.320%,
    01/03/07 (b) (d)                35,000         35,000
  Sigma Finance, Inc., 5.320%,
    01/16/07 (b) (d)                50,000         50,000
  Sigma Finance, Inc., 5.320%,
    08/06/07 (b) (d)                25,000         24,999
  Stanfield Victoria LLC,
    5.330%, 01/08/07 (b) (d)        35,000         34,999
  Stanfield Victoria LLC,
    5.310%, 04/16/07 (b) (d)        30,000         29,999
  Stanfield Victoria LLC,
    5.325%, 08/20/07 (b) (d)        50,000         50,000
  Toyota Motor Credit Corp., Ser
    B, 5.340%, 07/16/07 (b)         50,000         50,011
  Whistlejacket Capital Ltd.,
    5.320%, 01/12/07 (b) (d)        50,000         49,998
  Whistlejacket Capital Ltd.,
    5.320%, 01/17/07 (b) (d)        25,000         24,999
  Whistlejacket Capital Ltd.,
    5.290%, 05/15/07 (b) (d)        30,000         29,998
                                               ----------
                                                1,185,979
                                               ----------
INVESTMENT COMPANIES (3.4%)
  Dorada Finance, Inc., 5.315%,
    07/25/07 (b) (d)                30,000         29,998
  Dorada Finance, Inc., 5.305%,
    09/18/07 (b) (d)                35,000         34,997
  Dorada Finance, Inc., 5.310%,
    01/08/07 (b) (d)                50,000         49,998
                                               ----------
                                                  114,993
                                               ----------
Total Corporate Bonds (Cost
  $1,611,045)                                   1,611,045
                                               ----------
MASTER NOTE (3.1%)
BANKS (3.1%)
  Bank of America Corp., 5.445%
    (b) (e)                        108,000        108,000
                                               ----------
Total Master Note
  (Cost $108,000)                                 108,000
                                               ----------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND -- CONTINUED

---------------------------------------------------------
                                  Principal
                                  Amount($)     Value($)
---------------------------------------------------------
MUNICIPAL BONDS (3.7%)
COLORADO (2.6%)
  Colorado Housing & Finance
    Authority, RB, 5.390%,
    11/01/32, LOC: JP Morgan
    Chase Bank (b)                  26,440         26,440
  Colorado Housing & Finance
    Authority, RB, 5.390%,
    11/01/33, LOC: JP Morgan
    Chase Bank (b)                  15,240         15,240
  Colorado Housing & Finance
    Authority, RB, 5.390%,
    10/01/34, FHLB (b)              19,300         19,300
  Colorado Housing & Finance
    Authority, RB, 5.390%,
    11/01/34, LOC: Dexia Credit
    Local (b)                       21,510         21,510
  Colorado Housing & Finance
    Authority, RB, 5.390%,
    11/01/35, LOC: Lloyds TSB
    Bank PLC (b)                     5,780          5,780
                                               ----------
                                                   88,270
                                               ----------
ILLINOIS (0.3%)
  Wheaton College, University
    Improvements, Ser A, RB,
    5.390%, 10/01/35, LOC: JP
    Morgan Chase Bank (b)           10,000         10,000
                                               ----------
MISSISSIPPI (0.1%)
  Mississippi Development Bank
    Special Obligation, Mceda
    Board Project, RB, 5.380%,
    12/01/23, AMBAC (b)              3,820          3,820
                                               ----------
VIRGINIA (0.7%)
  Newport News Economic
    Development Authority, Ship
    Building Project, Ser A, RB,
    5.430%, 07/01/31, LOC: First
    Union National Bank (b)         20,855         20,855
  Newport News Economic
    Development Authority, Ship
    Building Project, Ser B, RB,
    5.380%, 07/01/31, LOC: First
    Union National Bank (b)          4,200          4,200
                                               ----------
                                                   25,055
                                               ----------
Total Municipal Bonds (Cost
  $127,145)                                       127,145
                                               ----------

---------------------------------------------------------
                                  Principal
                                  Amount($)     Value($)
---------------------------------------------------------
REPURCHASE AGREEMENTS (2.0%)
  ABN AMRO Bank N.V., 5.255%,
    dated 09/29/06, to be
    repurchased on 10/02/06,
    repurchase price $9,986
    (collateralized by U.S.
    Government Agencies; DN, due
    05/01/07 - 07/07/28; market
    value $10,181)                   9,981          9,981
  Bear Stearns & Co., Inc.,
    5.285%, dated 09/29/06, to
    be repurchased on 10/02/06,
    repurchase price $5,428
    (collateralized by U.S.
    Government Agencies; DN, due
    07/01/36; market value
    $5,534)                          5,426          5,426
  BNP Paribas, 5.235%, dated
    09/29/06, to be repurchased
    on 10/02/06, repurchase
    price $21,172
    (collateralized by U.S.
    Government Agencies;
    DN - 10.350%, due
    05/01/07 - 12/10/15; market
    value $21,586)                  21,163         21,162
  Lehman Brothers, Inc., 5.255%,
    dated 09/29/06, to be
    repurchased on 10/02/06,
    repurchase price $10,033
    (collateralized by U.S.
    Government Agencies; 5.000%,
    due 07/01/20; market value
    $10,230)                        10,028         10,028
  Merrill Lynch & Co., Inc.,
    5.255%, dated 09/29/06, to
    be repurchased on 10/02/06,
    repurchase price $11,237
    (collateralized by U.S.
    Government Agencies;
    5.000% - 6.000%, due
    08/15/33 - 03/15/34; market
    value $11,457)                  11,232         11,232

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND -- CONCLUDED

---------------------------------------------------------
                                  Principal
                                  Amount($)     Value($)
---------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
  UBS Warburg LLC, 5.275%, dated
    09/29/06, to be repurchased
    on 10/02/06, repurchase
    price $10,519
    (collateralized by U.S.
    Government Agencies; 5.500%,
    due 02/15/34; market value
    $10,730)                        10,515         10,515
                                               ----------
Total Repurchase Agreements
  (Cost $68,344)                                   68,344
                                               ----------
Total Investments (Cost
  $3,409,741) (a) -- 99.4%                      3,409,741
Other assets in excess of
  liabilities -- 0.6%                              20,313
                                               ----------
Net Assets -- 100.0%                           $3,430,054
                                               ==========

---------------

(a) Aggregate cost for federal income tax and financial reporting purposes is the same.

(b) Variable rate security. Rate presented represents rate in effect at September 30, 2006. Maturity date represents actual maturity date.

(c) Rate represents the effective yield at purchase.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e) Perpetual maturity.

AMBAC   --  Security insured by the American Municipal
            Bond Assurance Corporation
DN      --  Discount Note
FHLB    --  Security insured by Federal Home Loan Bank
LLC     --  Limited Liability Corporation
LOC     --  Line of Credit
PLC     --  Public Limited Company
RB      --  Revenue Bond
Ser     --  Series

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

CLASSIC INSTITUTIONAL MUNICIPAL CASH RESERVE MONEY MARKET FUND

--------------------------------------------------------
                                   Shares or
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
MUNICIPAL BONDS (97.7%)
ALABAMA (0.9%)
  Alabama Special Care
    Facilities, Financing
    Authority Hospital,
    Depreciable Assets, RB,
    3.690%, 04/01/15, FGIC (b)           600        600
  Daphne-Villa, Mercy Alabama
    Special Care Facilities
    Financing Authority, Mercy
    Medical Project, RB, 3.750%,
    12/01/30, LOC: Southtrust
    Bank N.A. (b)                        100        100
                                                -------
                                                    700
                                                -------
ALASKA (2.6%)
  Alaska State Housing Finance
    Corp., Housing Development,
    Ser D, RB, 3.670%, 06/01/37
    (b)                                2,000      2,000
                                                -------
ARKANSAS (0.5%)
  Arkansas State Development
    Finance Authority, Solid
    Waste Disposal, Waste
    Management of Arkansas
    Project, RB, AMT, 3.750%,
    06/01/28, LOC: Fleet National
    Bank (b)                             350        350
                                                -------
CALIFORNIA (3.2%)
  California State, Ser MT-162,
    GO, 3.150%, 08/01/17,
    Callable 08/01/15 @ 100, FSA
    (b) (c)                            2,000      2,000
  San Francisco City & County,
    Ser PT-3017, GO, 3.770%,
    06/15/25, Callable 06/15/12 @
    102, MBIA (b) (c)                    485        485
                                                -------
                                                  2,485
                                                -------
CONNECTICUT (5.2%)
  Connecticut State Housing
    Finance Authority, Mortgage
    Finance Program, Ser F,
    3.740%, 11/15/29, AMBAC (b)        4,000      4,000
                                                -------

--------------------------------------------------------
                                   Shares or
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
FLORIDA (20.2%)
  Collier County Housing Finance
    Authority, Brittany
    Apartments Project, Ser A,
    RB, AMT, 3.760%, 07/15/34,
    FNMA (b)                           2,050      2,050
  Florida Housing Finance Agency,
    Ashley Lake II Project, RB,
    AMT, 3.760%, 12/01/11, FHLMC
    (b)                                  250        250
  Florida Housing Finance Agency,
    Multifamily Housing, RB, AMT,
    3.760%, 12/01/25 (b)                 355        355
  Florida Housing Finance Corp.,
    Ser MT-169, RB, 3.250%,
    10/01/32, FHLB (c)                 3,000      3,000
  Lee County Transportation
    Facilities, Ser PT-2903, RB,
    3.780%, 10/01/24, Callable
    10/01/15 @ 100, CIFG (b) (c)       1,500      1,500
  Marion County Hospital
    District, Health Systems
    Improvement, Munroe Regional
    Health, RB, 3.770%, 10/01/30,
    LOC: Amsouth Bank of Florida
    (b)                                  980        980
  Orange County Housing Finance
    Authority, Multifamily
    Housing, Cove at Lady Lake
    Apartments, Ser A, RB, AMT,
    3.760%, 05/15/38, LOC:
    Amsouth Bank (b) (c)               4,450      4,450
  Orange County Housing Finance
    Authority, Multifamily
    Housing, Northbridge Phase
    II, Ser A, RB, AMT, 3.740%,
    09/15/36, LOC: Southtrust
    Bank N.A. (b)                        900        900
  Tampa-Hillsborough County
    Expressway Authority, Trust
    Receipts K13, Ser D, RB,
    3.780%, 07/01/23, AMBAC (b)
    (c)                                2,000      2,000
                                                -------
                                                 15,485
                                                -------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

CLASSIC INSTITUTIONAL MUNICIPAL CASH RESERVE MONEY MARKET FUND -- CONTINUED

--------------------------------------------------------
                                   Shares or
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
GEORGIA (7.8%)
  Atlanta Water & Wastewater, Ser
    PA-512, RB, 3.780%, 05/01/13,
    FGIC (b) (c)                       3,000      3,000
  Fulton County Development
    Authority, King's Ridge
    Christian School, RB, 3.780%,
    05/01/26, LOC: Branch Banking
    & Trust (b)                        3,000      3,000
                                                -------
                                                  6,000
                                                -------
ILLINOIS (2.4%)
  Chicago, Single Family
    Mortgage, RB, AMT, 3.810%,
    04/01/07, FNMA (b) (c)               320        320
  Illinois Development Finance
    Authority, Lyric Opera
    Chicago Project, RB, 3.800%,
    12/01/28 (b)                       1,000      1,000
  Illinois Finance Authority,
    Alexian Brothers Health, RB,
    3.720%, 04/01/35, LOC: Bank
    One N.A. (b)                         200        200
  Illinois Health Facilities
    Authority, Decatur Memorial
    Hospital Project, Ser A, RB,
    3.740%, 11/15/24, MBIA (b)           200        200
  Metropolitan Pier & Exposition
    Authority, Dedicated State
    Tax, RB, 3.810%, 12/15/21,
    MBIA (b) (c)                         100        100
                                                -------
                                                  1,820
                                                -------
INDIANA (2.9%)
  Wayne Township, Marion County
    School Building Corp., RB,
    3.780%, 07/15/26, LOC:
    Merrill Lynch Capital
    Services (b) (c)                   2,200      2,200
                                                -------
KENTUCKY (0.5%)
  Kentucky Economic Development
    Finance Authority, Hospital
    Facilities, Health Alliance,
    Ser C, RB, 3.740%, 01/01/22,
    MBIA (b)                             400        400
                                                -------

--------------------------------------------------------
                                   Shares or
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
LOUISIANA (2.6%)
  Louisiana Housing Finance
    Agency, Multifamily Housing,
    Ser PT-3513, RB, AMT, 3.810%,
    03/01/39, FNMA (b) (c)             2,000      2,000
                                                -------
MARYLAND (6.5%)
  Maryland State Community
    Development, Administrative
    Department of Housing &
    Community Development, Ser
    PT-3492, RB, 3.780%,
    07/01/23, FSA (b) (c)              2,000      2,000
  Montgomery County, Housing
    Opportunities Commission,
    Oakfield Apartments, Issue I,
    RB, AMT, 3.760%, 10/15/39,
    FNMA (b)                           3,000      3,000
                                                -------
                                                  5,000
                                                -------
MICHIGAN (2.7%)
  Michigan State Housing
    Development Authority,
    Multifamily, RB, AMT, 3.760%,
    06/01/18, LOC: Bank of New
    York (b)                             100        100
  Michigan State Housing
    Development Authority, Rental
    Housing, Ser A, RB, 3.760%,
    04/01/40, FSA (b)                  2,000      2,000
                                                -------
                                                  2,100
                                                -------
NEW JERSEY (2.9%)
  Essex County Improvement
    Authority, Ser PA-648, RB,
    3.770%, 10/01/20, FGIC (b)         2,250      2,250
                                                -------
NEW YORK (18.0%)
  New York City Capital Resources
    Corp., Enhanced Assistance
    Program, RB, 3.690%,
    01/01/26, LOC: Bank of
    America N.A. (b)                   3,000      3,000
  New York City Housing
    Development Corp.,
    Multifamily, Manhattan Court
    Development, Ser A, RB, AMT,
    3.760%, 06/01/36, LOC:
    Citibank N.A. (b)                    100        100

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

CLASSIC INSTITUTIONAL MUNICIPAL CASH RESERVE MONEY MARKET FUND -- CONTINUED

--------------------------------------------------------
                                   Shares or
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
NEW YORK--CONTINUED
  New York City Housing
    Development Corp.,
    Multifamily, St Renaissance
    Court, Ser A, RB, AMT,
    3.740%, 06/01/37, FHLMC (b)        2,000      2,000
  New York City Transitional
    Finance Authority, NYC
    Recovery, Ser 3, Subser 3C,
    RB, 3.660%, 11/01/22, LOC:
    Dexia Credit Local (b)             1,000      1,000
  New York Housing Finance
    Agency, Avalon Chrystie Place
    I Housing, RB, AMT, 3.750%,
    11/01/36, LOC: Fleet National
    Bank (b)                             300        300
  New York State Dormitory
    Authority, Ser PT-746, RB,
    3.400%, 10/01/17, Callable
    10/01/12 @ 100, MBIA (b) (c)       3,500      3,500
  New York, Ser PT-3171, GO,
    3.770%, 09/01/22, Callable
    09/01/15 @ 100, XCLA (b) (c)       3,980      3,980
                                                -------
                                                 13,880
                                                -------
NORTH CAROLINA (1.3%)
  Raleigh, Downtown Improvement
    Projects, Ser B, COP, 3.730%,
    02/01/34, LOC: Depha Bank PLC
    (b)                                1,000      1,000
                                                -------
OHIO (8.5%)
  Ohio State Environmental
    Improvement, Newark Group
    Industries, Inc. Project, RB,
    AMT, 3.750%, 12/01/26, LOC:
    JP Morgan Chase Bank (b)           3,500      3,500
  Ross County Hospital,
    Facilities Improvements,
    Adena Project, RB, 3.800%,
    12/01/35, CIFG (b)                 3,000      3,000
                                                -------
                                                  6,500
                                                -------
OTHER (1.3%)
  MuniMae Trust, Ser PT-616, RB,
    AMT, 3.820%, 12/17/06, FHLMC
    (b) (c)                            1,005      1,005
                                                -------

--------------------------------------------------------
                                   Shares or
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
TEXAS (1.1%)
  Mesquite Industrial Development
    Corp., Championship Rodeo,
    RB, 3.800%, 12/01/10, LOC:
    Bank One Texas N.A. (b)              845        845
                                                -------
VIRGINIA (6.6%)
  Farmville Industrial
    Development Authority,
    Educational Facilities,
    Longwood Student Housing, Ser
    A, RB, 3.730%, 09/01/36, LOC:
    Bank of America (b)                2,080      2,080
  Norfolk Economic Development
    Authority, Hospital
    Facilities, Ser R-322, RB,
    3.780%, 11/01/34, LOC:
    Citigroup Global Markets (b)
    (c)                                3,000      3,000
                                                -------
                                                  5,080
                                                -------
  Total Municipal Bonds (Cost
    $75,100)                                     75,100
                                                -------
MONEY MARKET (2.0%)
  Fidelity Tax Free Fund, 3.310%   1,560,160      1,560
                                                -------
  Total Money Market (Cost
    $1,560)                                       1,560
                                                -------
  Total Investments (Cost
    $76,660) (a) -- 99.7%                        76,660
  Other assets in excess of
    liabilities -- 0.3%                             262
                                                -------
  Net Assets -- 100.0%                          $76,922
                                                =======

---------------

(a) Aggregate cost for federal income tax and financial reporting purposes is the same.

(b) Variable rate security. Rate presented represents rate in effect at September 30, 2006. Maturity date represents actual maturity date.

(c) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

CLASSIC INSTITUTIONAL MUNICIPAL CASH RESERVE MONEY MARKET FUND -- CONCLUDED

AMBAC  --   Security insured by the American Municipal
            Bond Assurance Corporation
AMT    --   Alternative Minimum Tax Paper
COP    --   Certificates of Participation
CIFG   --   Capitalized Interest Financial Guaranty
FGIC   --   Security insured by the Financial Guaranty
            Insurance Company
FHLB   --   Security insured by Federal Home Loan Bank
FHLMC  --   Security insured by Freddie Mac
FNMA   --   Security insured by Fannie Mae
FSA    --   Security insured by Financial Security
            Assurance
GO     --   General Obligation
LOC    --   Line of Credit
MBIA   --   Security insured by the Municipal Bond
            Insurance Association
PLC    --   Public Limited Company
RB     --   Revenue Bond
Ser    --   Series
XLCA   --   Security insured by XL Capital Assurance,
            Inc.

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

--------------------------------------------------------
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
U.S. GOVERNMENT AGENCIES (54.9%)
FANNIE MAE (13.6%)
  5.256%, 10/04/06 (c)               25,000       24,989
  4.728%, 12/01/06 (c)               10,000        9,924
  4.646%, 12/29/06 (c)               35,000       34,614
  5.220%, 02/23/07 (c)               10,000        9,798
  5.163%, 03/30/07 (c)               20,000       19,508
  5.231%, 04/27/07 (c)               10,000        9,712
  5.400%, 04/30/07 (c)               10,000        9,696
  5.511%, 06/01/07 (c)               10,000        9,646
                                                --------
                                                 127,887
                                                --------
FEDERAL FARM CREDIT BANK (13.2%)
  5.260%, 12/28/06 (b)               20,000       20,000
  5.250%, 01/22/07 (b)               74,800       74,800
  5.250%, 06/06/07 (b)               30,000       30,003
                                                --------
                                                 124,803
                                                --------
FEDERAL HOME LOAN BANK (17.2%)
  4.990%, 11/16/06 (b)               15,000       15,000
  5.250%, 01/08/07 (b)               10,000       10,000
  5.402%, 01/10/07 (c)               10,000        9,852
  5.250%, 02/02/07                   10,700       10,700
  5.085%, 02/08/07 (b)               15,000       15,000
  5.085%, 02/15/07 (b)               30,000       30,001
  5.230%, 03/21/07 (b)               20,000       20,001
  5.240%, 04/23/07 (b)               10,000        9,999
  5.240%, 04/25/07 (b)               10,000       10,000
  5.240%, 06/27/07 (b)               13,700       13,699
  5.555%, 08/15/07                    5,500        5,504
  5.400%, 10/26/07                   12,400       12,400
                                                --------
                                                 162,156
                                                --------
FREDDIE MAC (10.9%)
  4.631%, 10/23/06 (c)               20,000       19,945
  4.671%, 12/01/06 (c)               10,000        9,924
  4.741%, 12/12/06 (c)               30,000       29,733
  5.403%, 03/19/07 (c)               10,000        9,755
  5.246%, 04/17/07 (c)               10,000        9,725
  5.221%, 05/01/07 (c)               10,000        9,707
  5.445%, 07/11/07 (c)               15,000       14,390
                                                --------
                                                 103,179
                                                --------
Total U.S. Government Agencies
  (Cost $518,025)                                518,025
                                                --------

--------------------------------------------------------
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
REPURCHASE AGREEMENTS (46.3%)
  ABN AMRO Bank N.V., 5.255%,
    dated 09/29/06, to be
    repurchased on 10/02/06,
    repurchase price $71,253
    (collateralized by U.S.
    Government Agencies; 5.000%,
    due 07/31/08; total market
    value $72,647)                   71,222       71,222
  BNP Paribas, 5.235%, dated
    09/29/06, to be repurchased
    on 10/02/06, repurchase price
    $64,203 (collateralized by
    U.S. Government Agencies;
    3.750% - 5.250%, due 04/15/07
    - 02/17/15; total market
    value $65,459)                   64,175       64,175
  Lehman Brothers, Inc., 5.255%,
    dated 09/29/06, to be
    repurchased on 10/02/06,
    repurchase price $58,717
    (collateralized by U.S.
    Government Agencies; 5.000%,
    due 07/01/20 - 07/01/35;
    total market value $59,862)      58,692       58,692
  Merrill Lynch & Co., Inc.,
    5.255%, dated 09/29/06, to be
    repurchased on 10/02/06,
    repurchase price $28,359
    (collateralized by U.S.
    Government Agencies; 5.000% -
    6.000%, due 05/20/33 -
    09/15/35; total market value
    $28,915)                         28,347       28,347
  Morgan Stanley, 5.255%, dated
    09/29/06, to be repurchased
    on 10/02/06, repurchase price
    $86,538 (collateralized by
    U.S. Government Agencies;
    5.000% - 6.000%, due 04/01/34
    - 07/01/36; total market
    value $88,231)                   86,500       86,500

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND -- CONCLUDED

--------------------------------------------------------
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
  UBS Warburg LLC, 5.275%, dated
    09/29/06, to be repurchased
    on 10/02/06, repurchase price
    $128,203 (collateralized by
    U.S. Government Agencies; DN
    - 6.500%, due 01/25/14 -
    07/25/42; total market value
    $130,710)                       128,145      128,145
                                                --------
Total Repurchase Agreements (Cost
  $437,081)                                      437,081
                                                --------
Total Investments (Cost $955,106)
  (a) -- 101.2%                                  955,106
Liabilities in excess of other
  assets -- (1.2)%                               (11,406)
                                                --------
Net Assets -- 100.0%                            $943,700
                                                ========

---------------

(a) Aggregate cost for federal income tax and financial reporting purposes is the same.

(b) Variable rate security. Rate presented represents rate in effect at September 30, 2006. Maturity date represents actual maturity date.

(c) Rate represents the effective yield at purchase.

DN    --  Discount Note
LLC   --  Limited Liability Corporation

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND

--------------------------------------------------------
                                 Principal
                                 Amount($)     Value($)
--------------------------------------------------------
U.S. TREASURY OBLIGATIONS (3.1%)
U.S. TREASURY BILLS (2.3%)
  5.177%, 01/04/07 (b)             23,276         22,972
  5.030%, 02/15/07 (b)             31,000         30,435
  5.177%, 03/15/07 (b)             20,000         19,549
                                              ----------
                                                  72,956
                                              ----------
U.S. TREASURY NOTE (0.8%)
  2.625%, 11/15/06                 24,100         24,048
                                              ----------
  Total U.S. Treasury
    Obligations (Cost $97,004)                    97,004
                                              ----------
REPURCHASE AGREEMENTS (97.2%)
  ABN AMRO Bank N.V., 4.855%,
    dated 09/29/06, to be
    repurchased on 10/02/06,
    repurchase price $543,496
    (collateralized by U.S.
    Treasury Obligations;
    4.875% - 8.125%, due
    07/31/08 - 08/15/21; total
    market value $554,142)        543,276        543,276
  Bear Stearns & Co., Inc.,
    4.705%, dated 09/29/06, to
    be repurchased on 10/02/06,
    repurchase price $26,851
    (collateralized by U.S.
    Treasury Obligations;
    2.500% - 4.250%, due
    10/31/06 - 11/15/14; total
    market value $30,263)          26,841         26,841
  BNP Paribas, 4.805%, dated
    09/29/06, to be repurchased
    on 10/02/06, repurchase
    price $503,803
    (collateralized by U.S.
    Treasury Obligations;
    1.875% - 2.000%, due
    07/15/13 - 01/15/16; total
    market value $513,673)        503,601        503,601
  Deutsche Bank AG, 4.855%,
    dated 09/29/06, to be
    repurchased on 10/02/06,
    repurchase price $75,181
    (collateralized by U.S.
    Treasury Obligations; DN,
    due 11/02/06 - 05/15/26;
    total market value $76,654)    75,151         75,151

--------------------------------------------------------
                                 Principal
                                 Amount($)     Value($)
--------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
  Dresdner Bank AG, 4.955%,
    dated 09/29/06, to be
    repurchased on 10/02/06,
    repurchase price $159,800
    (collateralized by U.S.
    Treasury Obligations; DN -
    9.125%, due 10/05/06 -
    02/15/31; total market
    value $162,930)               159,734        159,734
  Greenwich Capital Markets,
    Inc., 4.905%, dated
    09/29/06, to be repurchased
    on 10/02/06, repurchase
    price $415,310
    (collateralized by U.S.
    Treasury Obligations; DN -
    4.500%, due 02/15/08 -
    11/15/10; total market
    value $423,444)               415,140        415,140
  HSBC Securities, Inc.,
    5.055%, dated 09/29/06, to
    be repurchased on 10/02/06,
    repurchase price $406,531
    (collateralized by U.S.
    Treasury Obligations;
    3.375% - 6.125%, due
    05/15/09 -11/15/27; total
    market value $414,487)        406,359        406,359
  JPMorgan Chase & Co., 4.855%,
    dated 09/29/06, to be
    repurchased on 10/02/06,
    repurchase price $132,544
    (collateralized by U.S.
    Treasury Obligations;
    3.125% - 8.125%, due
    09/15/08 - 05/15/30; total
    market value $135,145)        132,491        132,491
  Lehman Brothers, Inc.,
    4.655%, dated 09/29/06, to
    be repurchased on 10/02/06,
    repurchase price $67,247
    (collateralized by U.S.
    Treasury Obligations; DN -
    6.375%, due 05/15/08 -
    08/15/27; total market
    value $68,567)                 67,221         67,221

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND -- CONCLUDED

--------------------------------------------------------
                                 Principal
                                 Amount($)     Value($)
--------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
  Merrill Lynch & Co., Inc.,
    4.905%, dated 09/29/06, to
    be repurchased on 10/02/06,
    repurchase price $77,480
    (collateralized by U.S.
    Treasury Obligations;
    4.125%, due 08/15/08; total
    market value $79,002)          77,449         77,449
  Morgan Stanley, 4.855%, dated
    09/29/06, to be repurchased
    on 10/02/06, repurchase
    price $138,862
    (collateralized by U.S.
    Treasury Obligations; DN,
    due 11/15/12 - 05/15/13;
    total market value
    $141,583)                     138,806        138,806
  UBS Warburg LLC, 4.805%,
    dated 09/29/06, to be
    repurchased on 10/02/06,
    repurchase price $547,089
    (collateralized by U.S.
    Treasury Obligations;
    6.125% - 8.125%, due
    08/15/19 - 11/15/27; total
    market value $557,809)        546,869        546,869
                                              ----------
  Total Repurchase Agreements
    (Cost $3,092,938)                          3,092,938
                                              ----------
  Total Investments (Cost
    $3,189,942) (a) -- 100.3%                  3,189,942
  Liabilities in excess of
    other assets -- (0.3)%                       (10,329)
                                              ----------
  Net Assets 100.0%                           $3,179,613
                                              ==========

---------------

(a) Aggregate cost for federal income tax purposes is $3,189,947 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation                   $ --
Unrealized Depreciation                     (5)
                                          ----
Unrealized Appreciation (Depreciation)    $ (5)
                                          ====

(b) Rate represents the effective yield at purchase.

DN    --  Discount Note
LLC   --  Limited Liability Corporation

                       See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
STI CLASSIC FUNDS  September 30, 2006  (Amounts in thousands)
(Unaudited)

                                                             Classic
                                                          Institutional       Classic            Classic             Classic
                                                              Cash         Institutional      Institutional       Institutional
                                                           Management      Municipal Cash    U.S. Government      U.S. Treasury
                                                          Money Market     Reserve Money     Securities Money    Securities Money
                                                              Fund          Market Fund        Market Fund         Market Fund
                                                          -------------    --------------    ----------------    ----------------
Assets:
  Total Investments, at Cost............................   $3,409,741         $ 76,660           $955,106           $3,189,942
                                                           ==========         ========           ========           ==========
  Total Investments, at Value...........................   $3,341,397         $ 76,660           $518,025           $   97,004
  Repurchase Agreements, at Cost........................       68,344               --            437,081            3,092,938
                                                           ----------         --------           --------           ----------
  Total Investments.....................................    3,409,741           76,660            955,106            3,189,942
                                                           ----------         --------           --------           ----------
  Interest and Dividends Receivable.....................       28,962              500              3,327               12,009
  Receivable for Capital Shares Issued..................        6,671               --              1,266                1,374
  Receivable for Investment Securities Sold.............           --               --                 --               31,071
  Prepaid Expenses and Other Assets.....................           17               11                 20                   22
                                                           ----------         --------           --------           ----------
    Total Assets........................................    3,445,391           77,171            959,719            3,234,418
                                                           ----------         --------           --------           ----------
Liabilities:
  Income Distributions Payable..........................       14,067              236              3,633               11,757
  Payable for Investment Securities Purchased...........          689               --             12,201               42,099
  Investment Advisory Fees Payable......................          339               11                109                  349
  Administration Fees Payable...........................           68                1                 18                   60
  Compliance Services Fees Payable......................           12               --                  3                   12
  Shareholder Service Fees..............................           --               --                 --                  432
  Custodian Fees Payable................................           32               --                 10                   30
  Accrued Expenses......................................          130                1                 45                   66
                                                           ----------         --------           --------           ----------
    Total Liabilities...................................       15,337              249             16,019               54,805
                                                           ----------         --------           --------           ----------
Total Net Assets........................................   $3,430,054         $ 76,922           $943,700           $3,179,613
                                                           ==========         ========           ========           ==========
Net Assets Consist of:
  Capital...............................................   $3,430,268         $ 76,924           $943,700           $3,179,816
  Undistributed Net Investment Income...................            1               --                 --                   75
  Accumulated Net Realized Gains (Losses) on Investment
    Transactions........................................         (215)              (2)                --                 (278)
                                                           ----------         --------           --------           ----------
Total Net Assets........................................   $3,430,054         $ 76,922           $943,700           $3,179,613
                                                           ==========         ========           ========           ==========
NET ASSETS:
  Institutional Shares..................................   $3,430,054         $ 76,922           $943,700           $  985,617
  Corporate Trust Shares................................          N/A              N/A                N/A           $2,193,996
SHARES OUTSTANDING (UNLIMITED NUMBER OF SHARES
  AUTHORIZED, NO PAR VALUE):
  Institutional Shares..................................    3,430,268           76,924            943,700              985,639
  Corporate Trust Shares................................          N/A              N/A                N/A            2,194,177
NET ASSET VALUE OFFERING AND REDEMPTION PRICE PER SHARE:
  Institutional Shares..................................   $     1.00         $   1.00           $   1.00           $     1.00
  Corporate Trust Shares................................          N/A              N/A                N/A           $     1.00

Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
STI CLASSIC FUNDS For the Period Ended September 30, 2006 (Amounts in thousands)
(Unaudited)

                                         Classic Institutional   Classic Institutional      Classic Institutional
                                            Cash Management      Municipal Cash Reserve   U.S. Government Securities
                                           Money Market Fund       Money Market Fund          Money Market Fund
                                         ---------------------   ----------------------   --------------------------
Investment Income:
  Interest Income......................         $79,997                  $1,850                    $23,037
  Dividend Income......................              --                      31                         --
                                                -------                  ------                    -------
    Total Investment Income............          79,997                   1,881                     23,037
                                                -------                  ------                    -------
Expenses:
  Investment Advisory Fees.............           1,953                      80                        694
  Administration Fees..................             399                      13                        118
  Shareholder Service Fees -- Corporate
    Trust Shares.......................              --                      --                         --
  Compliance Services Fees.............              28                       1                          8
  Custodian Fees.......................              18                       2                          8
  Professional Fees....................              66                       2                         17
  Insurance Fees.......................               8                      --                          2
  Registration Fees....................             (43)                     --                        (17)
  Transfer Agent Fees..................              (3)                     --                         (1)
  Printing Fees........................              29                       2                          6
  Trustees' Fees.......................              35                       1                         11
  Other Fees...........................              10                       6                         (8)
                                                -------                  ------                    -------
    Total Expenses.....................           2,500                     107                        838
    Less: Administration Fees Waived...              (2)                     --                         (1)
                                                -------                  ------                    -------
    Net Expenses.......................           2,498                     107                        837
                                                -------                  ------                    -------
Net Investment Income..................          77,499                   1,774                     22,200
                                                -------                  ------                    -------
Net Realized Gain (Loss) on
  Investments:
  Net Realized Gain (Loss) on
    Investments Sold...................             (26)                     (2)                        --
                                                -------                  ------                    -------
Change in Net Assets from Operations...         $77,473                  $1,772                    $22,200
                                                =======                  ======                    =======

                                          Classic Institutional
                                         U.S. Treasury Securities
                                            Money Market Fund
                                         ------------------------
Investment Income:
  Interest Income......................          $70,674
  Dividend Income......................               --
                                                 -------
    Total Investment Income............           70,674
                                                 -------
Expenses:
  Investment Advisory Fees.............            2,052
  Administration Fees..................              362
  Shareholder Service Fees -- Corporate
    Trust Shares.......................            2,587
  Compliance Services Fees.............               26
  Custodian Fees.......................               25
  Professional Fees....................               56
  Insurance Fees.......................                7
  Registration Fees....................              (32)
  Transfer Agent Fees..................               (4)
  Printing Fees........................               23
  Trustees' Fees.......................               32
  Other Fees...........................               21
                                                 -------
    Total Expenses.....................            5,155
    Less: Administration Fees Waived...               (2)
                                                 -------
    Net Expenses.......................            5,153
                                                 -------
Net Investment Income..................           65,521
                                                 -------
Net Realized Gain (Loss) on
  Investments:
  Net Realized Gain (Loss) on
    Investments Sold...................               --
                                                 -------
Change in Net Assets from Operations...          $65,521
                                                 =======

Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                      Classic Institutional       Classic Institutional        Classic Institutional
                                         Cash Management          Municipal Cash Reserve    U.S. Government Securities
                                        Money Market Fund           Money Market Fund            Money Market Fund
                                    --------------------------   ------------------------   ---------------------------
                                     04/01/06-     04/01/05-      04/01/06-    08/02/05*-    04/01/06-      04/01/05-
                                     09/30/06       03/31/06      09/30/06      03/31/06      09/30/06       03/31/06
                                    -----------   ------------   -----------   ----------   ------------   ------------
                                    (Unaudited)                  (Unaudited)                (Unaudited)
Operations:
  Net Investment Income...........  $    77,499   $    107,489    $   1,774    $   1,515    $    22,200    $    31,805
  Net Realized Gain (Loss) on
    Investments Sold..............          (26)          (163)          (2)          --             --             --
                                    -----------   ------------    ---------    ---------    -----------    -----------
  Change in Net Assets from
    Operations....................       77,473        107,326        1,772        1,515         22,200         31,805
                                    -----------   ------------    ---------    ---------    -----------    -----------
Dividends and Distributions to
  Shareholders:
  Net Investment Income:
    Institutional Shares..........      (77,499)      (107,488)      (1,774)      (1,515)       (22,200)       (31,805)
    Corporate Trust Shares........
                                    -----------   ------------    ---------    ---------    -----------    -----------
  Total Dividends and
    Distributions.................      (77,499)      (107,488)      (1,774)      (1,515)       (22,200)       (31,805)
                                    -----------   ------------    ---------    ---------    -----------    -----------
Capital Transactions:
  Institutional Shares
    Proceeds from Shares Issued...    6,418,722     10,474,192      415,807      449,804      1,544,679      3,737,790
    Reinvestment of Cash
      Distributions...............       38,907         57,184            5           --          7,597         12,924
    Cost of Shares Redeemed.......   (6,003,070)   (10,147,220)    (464,870)    (323,822)    (1,560,351)    (3,693,592)
                                    -----------   ------------    ---------    ---------    -----------    -----------
  Change in Net Assets from
    Institutional Shares..........      454,559        384,156      (49,058)     125,982         (8,075)        57,122
                                    -----------   ------------    ---------    ---------    -----------    -----------
  Corporate Trust Shares
    Proceeds from Shares Issued...
    Cost of Shares Redeemed.......
  Change in Net Assets from
    Corporate Trust Shares........
    Change in Net Assets from
      Capital Transactions........      454,559        384,156      (49,058)     125,982         (8,075)        57,122
                                    -----------   ------------    ---------    ---------    -----------    -----------
Change in Net Assets..............      454,533        383,994      (49,060)     125,982         (8,075)        57,122
                                    -----------   ------------    ---------    ---------    -----------    -----------
  Net Assets:
    Beginning of Period...........    2,975,521      2,591,527      125,982           --        951,775        894,653
                                    -----------   ------------    ---------    ---------    -----------    -----------
    End of Period.................  $ 3,430,054   $  2,975,521    $  76,922    $ 125,982    $   943,700    $   951,775
                                    ===========   ============    =========    =========    ===========    ===========
  Undistributed Net Investment
    Income, End of Period.........  $         1   $          1    $      --    $      --    $        --    $        --
                                    ===========   ============    =========    =========    ===========    ===========
Share Transactions:
  Institutional Shares
    Issued........................    6,418,722     10,474,192      415,807      449,804      1,544,679      3,737,790
    Reinvested....................       38,907         57,184            5           --          7,597         12,924
    Redeemed......................   (6,003,070)   (10,147,220)    (464,870)    (323,822)    (1,560,351)    (3,693,592)
                                    -----------   ------------    ---------    ---------    -----------    -----------
  Change in Institutional
    Shares........................      454,559        384,156      (49,058)     125,982         (8,075)        57,122
                                    -----------   ------------    ---------    ---------    -----------    -----------
  Corporate Trust Shares
    Issued........................
    Redeemed......................
  Change in Corporate Trust
    Shares........................
Change in Shares..................      454,559        384,156      (49,058)     125,982         (8,075)        57,122
                                    ===========   ============    =========    =========    ===========    ===========

                                      Classic Institutional
                                    U.S. Treasury Securities
                                        Money Market Fund
                                    -------------------------
                                     04/01/06-     04/01/05-
                                     09/30/06      03/31/06
                                    -----------   -----------
                                    (Unaudited)
Operations:
  Net Investment Income...........  $    65,521   $    88,517
  Net Realized Gain (Loss) on
    Investments Sold..............           --           (37)
                                    -----------   -----------
  Change in Net Assets from
    Operations....................       65,521        88,480
                                    -----------   -----------
Dividends and Distributions to
  Shareholders:
  Net Investment Income:
    Institutional Shares..........      (18,559)      (26,758)
    Corporate Trust Shares........      (46,962)      (61,759)
                                    -----------   -----------
  Total Dividends and
    Distributions.................      (65,521)      (88,517)
                                    -----------   -----------
Capital Transactions:
  Institutional Shares
    Proceeds from Shares Issued...    2,227,080     5,829,775
    Reinvestment of Cash
      Distributions...............        7,870        10,384
    Cost of Shares Redeemed.......   (2,151,110)   (5,635,467)
                                    -----------   -----------
  Change in Net Assets from
    Institutional Shares..........       83,840       204,692
                                    -----------   -----------
  Corporate Trust Shares
    Proceeds from Shares Issued...    1,986,840     4,198,189
    Cost of Shares Redeemed.......   (1,861,306)   (3,955,073)
                                    -----------   -----------
  Change in Net Assets from
    Corporate Trust Shares........      125,534       243,116
                                    -----------   -----------
    Change in Net Assets from
      Capital Transactions........      209,374       447,808
                                    -----------   -----------
Change in Net Assets..............      209,374       447,771
                                    -----------   -----------
  Net Assets:
    Beginning of Period...........    2,970,239     2,522,468
                                    -----------   -----------
    End of Period.................  $ 3,179,613   $ 2,970,239
                                    ===========   ===========
  Undistributed Net Investment
    Income, End of Period.........  $        75   $        75
                                    ===========   ===========
Share Transactions:
  Institutional Shares
    Issued........................    2,227,080     5,829,775
    Reinvested....................        7,870        10,384
    Redeemed......................   (2,151,110)   (5,635,467)
                                    -----------   -----------
  Change in Institutional
    Shares........................       83,840       204,692
                                    -----------   -----------
  Corporate Trust Shares
    Issued........................    1,986,840     4,198,189
    Redeemed......................   (1,861,306)   (3,955,073)
                                    -----------   -----------
  Change in Corporate Trust
    Shares........................      125,534       243,116
                                    -----------   -----------
Change in Shares..................      209,374       447,808
                                    ===========   ===========

* Commencement of operations.

Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

                                                                 Net
                                                              Realized                               Distributions
                                    Net Asset                    and                    Dividends        from            Total
                                     Value,        Net       Unrealized                  from Net      Realized        Dividends
                                    Beginning   Investment    Gains on     Total From   Investment      Capital           and
                                    of Period     Income     Investments   Operations     Income         Gains       Distributions
                                    ---------   ----------   -----------   ----------   ----------   -------------   -------------
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
Institutional Shares
 Period Ended September 30, 2006*     $1.00       $0.02         $  --        $0.02        $(0.02)        $  --          $(0.02)
 Year Ended March 31, 2006             1.00        0.04            --         0.04         (0.04)           --           (0.04)
 Period Ended March 31, 2005**         1.00        0.01            --         0.01         (0.01)           --           (0.01)
 Year Ended May 31, 2004               1.00        0.01            --         0.01         (0.01)           --(a)        (0.01)
 Year Ended May 31, 2003               1.00        0.01            --         0.01         (0.01)           --           (0.01)
 Year Ended May 31, 2002               1.00        0.03            --         0.03         (0.03)           --           (0.03)
 Year Ended May 31, 2001               1.00        0.06            --         0.06         (0.06)           --           (0.06)
CLASSIC INSTITUTIONAL MUNICIPAL CASH RESERVE MONEY MARKET FUND
Institutional Shares
 Period Ended September 30, 2006*      1.00        0.02            --         0.02         (0.02)           --           (0.02)
 Period Ended March 31, 2006(b)        1.00        0.02            --         0.02         (0.02)           --           (0.02)
CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
Institutional Shares
 Period Ended September 30, 2006*      1.00        0.02            --         0.02         (0.02)           --           (0.02)
 Year Ended March 31, 2006             1.00        0.03            --         0.03         (0.03)           --           (0.03)
 Period Ended March 31, 2005**         1.00        0.01            --         0.01         (0.01)           --           (0.01)
 Year Ended May 31, 2004               1.00        0.01            --         0.01         (0.01)           --           (0.01)
 Year Ended May 31, 2003               1.00        0.01            --         0.01         (0.01)           --           (0.01)
 Year Ended May 31, 2002               1.00        0.03            --         0.03         (0.03)           --           (0.03)
 Year Ended May 31, 2001               1.00        0.06            --         0.06         (0.06)           --           (0.06)
CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
Institutional Shares
 Period Ended September 30, 2006*      1.00        0.02            --         0.02         (0.02)           --           (0.02)
 Year Ended March 31, 2006             1.00        0.03            --         0.03         (0.03)           --           (0.03)
 Period Ended March 31, 2005**         1.00        0.01            --         0.01         (0.01)           --           (0.01)
 Year Ended May 31, 2004               1.00        0.01            --         0.01         (0.01)           --(a)        (0.01)
 Year Ended May 31, 2003               1.00        0.01            --         0.01         (0.01)           --(a)        (0.01)
 Year Ended May 31, 2002               1.00        0.02            --         0.02         (0.02)           --           (0.02)
 Year Ended May 31, 2001               1.00        0.06            --         0.06         (0.06)           --           (0.06)
Corporate Trust Shares
 Period Ended September 30, 2006*      1.00        0.02            --         0.02         (0.02)           --           (0.02)
 Year Ended March 31, 2006             1.00        0.03            --         0.03         (0.03)           --           (0.03)
 Period Ended March 31, 2005**         1.00        0.01            --         0.01         (0.01)           --           (0.01)
 Year Ended May 31, 2004               1.00        0.01            --         0.01         (0.01)           --(a)        (0.01)
 Year Ended May 31, 2003               1.00        0.01            --         0.01         (0.01)           --(a)        (0.01)
 Year Ended May 31, 2002               1.00        0.02            --         0.02         (0.02)           --           (0.02)
 Year Ended May 31, 2001               1.00        0.05            --         0.05         (0.05)           --           (0.05)

                                                                      Ratio of    Ratio of     Ratio of Expenses
                                                                        Net         Net           to Average
                                     Net                              Expenses   Investment       Net Assets
                                    Asset                                to      Income to    (Excluding Waivers,
                                    Value,             Net Assets,    Average     Average       Reimbursements
                                    End of    Total       End of        Net         Net           and Expense
                                    Period   Return+   Period (000)   Assets++    Assets++         Offset)++
                                    ------   -------   ------------   --------   ----------   -------------------
CLASSIC INSTITUTIONAL CASH MANAGEM
Institutional Shares
 Period Ended September 30, 2006*   $1.00     2.49%     $3,430,054      0.16%       4.93%            0.16%
 Year Ended March 31, 2006           1.00     3.62       2,975,521      0.17        3.60             0.19
 Period Ended March 31, 2005**       1.00     1.43       2,591,527      0.19        1.71             0.26
 Year Ended May 31, 2004             1.00     0.86       2,368,849      0.25        0.86             0.29
 Year Ended May 31, 2003             1.00     1.46       2,985,750      0.25        1.45             0.29
 Year Ended May 31, 2002             1.00     2.68       3,409,606      0.25        2.61             0.29
 Year Ended May 31, 2001             1.00     6.13       3,229,400      0.25        5.91             0.30
CLASSIC INSTITUTIONAL MUNICIPAL CA
Institutional Shares
 Period Ended September 30, 2006*    1.00     1.68          76,922      0.20        3.31             0.20
 Period Ended March 31, 2006(b)      1.00     1.79         125,982      0.19        2.78             0.23
CLASSIC INSTITUTIONAL U.S. GOVERNM
Institutional Shares
 Period Ended September 30, 2006*    1.00     2.43         943,700      0.18        4.79             0.18
 Year Ended March 31, 2006           1.00     3.51         951,775      0.21        3.48             0.21
 Period Ended March 31, 2005**       1.00     1.36         894,653      0.25        1.63             0.26
 Year Ended May 31, 2004             1.00     0.82         858,260      0.27        0.82             0.29
 Year Ended May 31, 2003             1.00     1.40       1,040,066      0.26        1.39             0.29
 Year Ended May 31, 2002             1.00     2.61       1,025,714      0.27        2.49             0.30
 Year Ended May 31, 2001             1.00     5.98         896,189      0.26        5.72             0.29
CLASSIC INSTITUTIONAL U.S. TREASUR
Institutional Shares
 Period Ended September 30, 2006*    1.00     2.42         985,617      0.18        4.79             0.18
 Year Ended March 31, 2006           1.00     3.41         901,777      0.20        3.45             0.20
 Period Ended March 31, 2005**       1.00     1.31         697,095      0.25        1.62             0.26
 Year Ended May 31, 2004             1.00     0.77         420,948      0.26        0.71             0.29
 Year Ended May 31, 2003             1.00     1.30         653,340      0.26        1.23             0.29
 Year Ended May 31, 2002             1.00     2.28         551,599      0.26        2.25             0.30
 Year Ended May 31, 2001             1.00     5.74         580,227      0.27        5.44             0.30
Corporate Trust Shares
 Period Ended September 30, 2006*    1.00     2.30       2,193,996      0.43        4.54             0.43
 Year Ended March 31, 2006           1.00     3.17       2,068,462      0.44        3.14             0.44
 Period Ended March 31, 2005**       1.00     1.14       1,825,373      0.44        1.38             0.45
 Year Ended May 31, 2004             1.00     0.57       1,378,551      0.46        0.51             0.49
 Year Ended May 31, 2003             1.00     1.10       1,298,910      0.46        1.05             0.49
 Year Ended May 31, 2002             1.00     2.08       1,805,066      0.46        2.11             0.50
 Year Ended May 31, 2001             1.00     5.53       1,303,630      0.46        5.38             0.50

      See Notes to Financial Highlights and Notes to Financial Statements.

NOTES TO FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS  September 30, 2006

*   Unaudited.

** Effective June 1, 2004, these Funds adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology was immaterial to all Funds.

+   Not annualized for periods less than one year.

++  Annualized for periods less than one year.

(a) Amount less than $0.005.

(b) Commenced operations on August 2, 2005.

NOTES TO FINANCIAL STATEMENTS
STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

1. Organization

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company offering 52 funds as of September 30, 2006. The Trust is authorized to issue an unlimited number of shares without par value. The financial statements presented herein are those of the Classic Institutional Cash Management Money Market Fund, the Classic Institutional Municipal Cash Reserve Money Market Fund, the Classic Institutional U.S. Government Securities Money Market Fund and the Classic Institutional U.S. Treasury Securities Money Market Fund (each a "Fund" and collectively the "Funds"). The financial statements of the remaining funds are presented separately. The Classic Institutional Cash Management Money Market Fund, Classic Institutional Municipal Cash Reserve Money Market Fund and Classic Institutional U.S. Government Securities Money Market Fund may offer Institutional Shares only. The Classic Institutional U.S. Treasury Securities Money Market Fund may offer Institutional Shares and Corporate Trust Shares. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. Each class of shares has identical rights and privileges except with respect to the fees paid under the Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from these estimates.

     Security Valuation -- Investment securities are stated at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

     Security Transactions and Investment Income -- Security transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, security transactions are reported on trade date. Interest income is recognized on an accrual basis and includes amortization or accretion of premiums or discounts. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion or amortization of purchase discounts or premiums during the respective holding period.

STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

     Repurchase Agreements -- The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreement"). A third party custodian bank takes possession of the underlying securities ("collateral") of a repurchase agreement, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the repurchase agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     Securities Purchased on a When-Issued Basis -- Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations. The purchase of securities on a when-issued basis may increase the volatility of a Fund's net asset value if the Fund makes such investments while remaining substantially fully invested. A Fund records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased.

     Compensating Balances -- If a Fund has a cash overdraft in excess of $100,000 it is required to deposit an amount equal to 110% of the overdraft in a compensating balance account with its custodian, SunTrust Bank, a wholly owned subsidiary of SunTrust Banks, Inc., on the following business day. If a Fund has a positive cash balance in excess of $100,000 it is allowed to overdraw an amount equal to 90% of the balance from SunTrust Bank on the following business day. All such deposits to, and overdrafts from, the compensating balance account are non-interest bearing and are for a duration of one business day.

     Expenses -- Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses, such as distribution fees, if any, are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets or another appropriate basis.

     Classes -- Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes within a Fund on the basis of the relative daily net assets.

     Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income of each of the Funds are declared daily and paid monthly. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. However, to the extent that net realized capital gains can be offset by capital loss carryovers, such gains will not be distributed.

     New Accounting Pronouncements -- In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2006, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

3. Agreements and Other Transactions with Affiliates

     Investment Advisory Agreement -- The Trust and Trusco Capital Management, Inc. (the "Investment Adviser"), a wholly owned subsidiary of SunTrust Banks, Inc., have entered into investment advisory agreements.

     Under the terms of the agreements, the Funds are charged annual advisory fees, which are computed daily and paid monthly based upon average daily net assets. Breakpoints are used in computing the overall annual advisory fee. The maximum annual advisory fee is charged on average daily net assets of each Fund up to $1 billion, a discount of 5% applies on the next $1.5 billion, a discount of 10% applies on the next $2.5 billion and a discount of 20% applies on amounts over $5 billion. Fee rates for the period April 1, 2006 through September 30, 2006 were as follows:

                                                                  Maximum    Overall                      Net
                                                                   Annual    Annual    Advisory Fees     Annual
                                                                  Advisory   Overall     Waived or        Fees
                                                                  Fee (%)    Fee (%)   Reimbursed (%)   Paid (%)
                                                                  --------   -------   --------------   --------
    Classic Institutional Cash Management Money Market Fund.....    0.13      0.12          --            0.12
    Classic Institutional Municipal Cash Reserve Money Market
      Fund......................................................    0.15      0.15          --            0.15
    Classic Institutional U.S. Government Securities Money
      Market Fund...............................................    0.17      0.15          --            0.15
    Classic Institutional U.S. Treasury Securities Money Market
      Fund......................................................    0.16      0.14          --            0.14

     The Investment Adviser has contractually agreed, until at least August 1, 2007, to waive fees and/or reimburse each Fund to the extent necessary to maintain each Fund's Total Operating Expense, expressed as a percentage of average daily net assets, as noted below:

                                                                   Total Operating
                                                                     Expense (%)
                                                                   ---------------
    Classic Institutional Cash Management Money Market Fund.....        0.17
    Classic Institutional Municipal Cash Reserve Money Market
      Fund......................................................        0.20
    Classic Institutional U.S. Government Securities Money
      Market Fund...............................................        0.20
    Classic Institutional U.S. Treasury Securities Money Market
      Fund, Institutional Shares................................        0.20
    Classic Institutional U.S. Treasury Securities Money Market
      Fund, Corporate Trust Shares..............................        0.45

     The Investment Adviser may retain the difference between the Total Operating Expense identified above and the actual total expense to recapture any of its prior waivers or reimbursements, until August 1, 2008. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the annualized total expense ratio to exceed the Total Operating Expense in place at that time. As of September 30, 2006, there were no repayments available to be made to the Investment Adviser.

     Administration, Fund Accounting and Transfer Agency Agreement -- The Trust and STI Classic Variable Trust are parties to a Master Services Agreement with BISYS Fund Services Ohio, Inc. (the "Administrator"), under which the Administrator provides administrative, fund accounting, transfer agent and shareholder services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of: 0.0275% up to $25 billion, 0.0225% on the next $5 billion and 0.0175% for over $30 billion plus an additional class fee of $2,593 per class annually, applicable to each additional class of shares over 145 classes of shares.

     The Master Services Agreement provides for the Administrator to pay certain insurance premiums for the Trust and STI Classic Variable Trust, including $300,000 toward the premium for Directors and Officers Liability/Errors and Omissions insurance coverage, and $25,000 toward the premium for Fidelity Bond coverage. The Administrator has agreed, under the terms of the Master Services Agreement, to pay certain legal expenses for the benefit of the Trust and STI Classic Variable Trust relating to administrative service matters. The Master Services Agreement further provides for the Administrator to waive a portion of its fees for the benefit of shareholders. Such payments and fee waivers are expected to total

STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

     approximately $400,000 to $650,000 annually, and will not be recouped by the Administrator in subsequent years.

     Distribution Agreement -- The Trust and BISYS Fund Services Limited Partnership (the "Distributor") are parties to a Distribution Services Agreement. The Distributor receives no fees for its distribution services under this agreement.

     Shareholder Servicing Agreement -- The Classic Institutional U.S. Treasury Securities Money Market Fund has adopted a Shareholder Services Plan for the Corporate Trust Shares. The Fund pays SunTrust Bank a monthly shareholder services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund's Corporate Trust Shares, computed daily and paid monthly, which may be used by SunTrust Bank to provide compensation to service providers that have agreed to provide shareholder support services for their customers who own Corporate Trust Shares of the Fund. The Fund paid SunTrust Bank an annual rate of 0.25% for the period ended September 30, 2006.

     Custodian Agreement -- SunTrust Bank acts as Custodian for the Funds. The Funds pay custody fees on the basis of net assets and transaction costs.

     Other -- Certain officers of the Trust are also officers of the Investment Adviser, the Administrator and/or the Distributor. Such officers receive no fees from the Trust for serving as officers of the Trust. Each of the trustees receives an annual retainer fee and an additional fee for each meeting attended. Trustees receive an additional fee for attendance at committee meetings. The fees during the period were as follows:

                                                                    Chairman($)   Trustee($)
                                                                    -----------   ----------
      Annual Retainer.............................................    50,000        40,000
      Regular Meeting Fee.........................................     7,500         6,000
      Special Meeting Fee.........................................     3,750         3,000
      Committee Meeting Fee.......................................     4,500         2,500

     Trustees are also reimbursed for certain expenses incurred. The Investment Adviser provides services to the Trust and the STI Classic Variable Trust to ensure compliance with applicable laws and regulations. In addition, the Investment Adviser has designated a dedicated compliance staff and an employee to serve as Chief Compliance Officer. The Investment Adviser receives annual fees totaling $475,000 for these services. In addition, the Administrator provides an employee and staff to assist the Chief Compliance Officer for the Trust, including providing certain related services, and receives an annual fee of $150,000 for providing these services. The fees above are allocated across the assets of the Trust and the STI Classic Variable Trust. For the period ended September 30, 2006, the total related amounts paid by the Trust were $580,003.

     The Trust has entered into an agreement with SunTrust Robinson Humphrey, a division of SunTrust Capital Markets, Inc., which is a registered broker-dealer and a direct non-bank subsidiary of SunTrust Banks, Inc., to act as an agent in placing repurchase agreements for the Trust. For the period ended September 30, 2006, the following Funds paid SunTrust Robinson Humphrey, through a reduction in the yield earned by the Funds on those repurchase agreements, the following amounts (in thousands):

                                                                     Fees($)
                                                                     -------
      Classic Institutional Cash Management Money Market Fund.....      46
      Classic Institutional U.S. Government Securities Money
        Market Fund...............................................      88
      Classic Institutional U.S. Treasury Securities Money Market
        Fund......................................................      72

4. Risks

The Funds invest primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating

STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

organization, or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions or financial guaranty assurance agencies' credit quality should deteriorate, it could cause the individual security's credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.

The Funds hold certain securities the issuer of which operates under a congressional charter. These securities (Federal Home Loan Mortgage Corporation, Federal Home Loan Bank and Federal National Mortgage Association) are neither issued nor guaranteed by the U.S. Government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit), would require congressional action.

5. Federal Tax Policies and Information

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized gains sufficient to relieve it from all, or substantially all, federal income taxes.

The amounts of the dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

At September 30, 2006, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were different from amounts reported for financial reporting purposes in the Classic Institutional U.S. Treasury Securities Money Market Fund. These differences were generally due to losses on wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending March 31, 2007.

The tax character of distributions paid to shareholders during the year ended March 31, 2006 was as follows (in thousands):

                                                                   Distributions paid from
                                                              ----------------------------------
                                                              Net Investment     Net Long Term     Total Distributions
Fund                                                            Income($)      Capital Gains($)         Paid($)*
----                                                          --------------   -----------------   -------------------
Classic Institutional Cash Management Money Market Fund.....     101,462                --               101,462
Classic Institutional Municipal Cash Reserve Money Market
  Fund......................................................          18             1,131                 1,149
Classic Institutional U.S. Government Securities Money
  Market Fund...............................................      30,411                --                30,411
Classic Institutional U.S. Treasury Securities Money Market
  Fund......................................................      82,740                --                82,740

---------------

* Total distributions paid differ from the Statements of Changes in Net Assets because for tax purposes, dividends are recognized when paid.

  Amounts designated as "--" are $0 or have been rounded to $0.

STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

The tax character of distributions paid to shareholders during the period ended March 31, 2005 was as follows (in thousands):

                                                                   Distributions paid from
                                                              ----------------------------------
                                                              Net Investment     Net Long Term     Total Distributions
Fund                                                            Income($)      Capital Gains($)         Paid($)*
----                                                          --------------   -----------------   -------------------
Classic Institutional Cash Management Money Market Fund.....      33,687               --                33,687
Classic Institutional U.S. Government Securities Money
  Market Fund...............................................      11,006               --                11,006
Classic Institutional U.S. Treasury Securities Money Market
  Fund......................................................      22,216               --                22,216

---------------

 * Total distributions paid differ from the Statements of Changes in Net Assets because for tax purposes, dividends are recognized when paid.

   Amounts designated as "--" are $0 or have been rounded to $0.

As of March 31, 2006 the components of accumulated earnings (deficit) on a tax basis were as follows (in thousands):

                                  Undistributed   Undistributed    Undistributed
                                   Tax-Exempt       Ordinary         Long Term        Accumulated    Distributions
                                    Income($)       Income($)     Capital Gains($)    Earnings($)     Payable($)
                                  -------------   -------------   ----------------   -------------   -------------
Classic Institutional Cash
  Management Money Market
  Fund..........................        --           11,578               --            11,578          (11,577)
Classic Institutional Municipal
  Cash Reserve Money Market
  Fund..........................       365                1               --               366             (366)
Classic Institutional U.S.
  Government Securities Money
  Market Fund...................        --            3,165               --             3,165           (3,165)
Classic Institutional U.S.
  Treasury Securities Money
  Market Fund...................        --           10,272               --            10,272          (10,197)

                                                                                Total
                                     Accumulated           Unrealized        Accumulated
                                     Capital and          Appreciation         Earnings
                                  Other Losses($)**   (Depreciation)($)***   (Deficit)($)
                                  -----------------   --------------------   ------------
Classic Institutional Cash
  Management Money Market
  Fund..........................        (189)                  --                (188)
Classic Institutional Municipal
  Cash Reserve Money Market
  Fund..........................          --                   --                  --
Classic Institutional U.S.
  Government Securities Money
  Market Fund...................          --                   --                  --
Classic Institutional U.S.
  Treasury Securities Money
  Market Fund...................        (273)                  (5)               (203)

---------------

 ** As of the latest tax year end of March 31, 2006, the following Funds had net capital loss carryovers to offset future net capital gains, if any, to the extent provided by the Treasury regulations (in thousands). To the extent that these carryovers are used to offset future gains, it is probable that the gains so offset will not be distributed to shareholders.

                                                                       Expires
                                                                  -----------------
                                                                  2013($)   2014($)
                                                                  -------   -------
    Classic Institutional Cash Management Money Market Fund.....       --        26
    Classic Institutional U.S. Treasury Securities Money Market
      Fund......................................................      156       110

   Net Capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. During the year ended March 31, 2006 the Classic Institutional Cash Management Money Market Fund and the Classic Institutional U.S. Treasury Securities Money Market Fund have incurred and will elect to defer (in thousands) $163 and $7, respectively, in capital losses.

*** The differences between book-basis and tax-basis unrealized appreciation
    (depreciation) is attributable primarily to: tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discount.

   Amounts designated as "--" are $0 or have been rounded to $0.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions will "more-likely-than-not" be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have an impact to the financial statements.

TRUSTEES AND OFFICERS OF THE STI CLASSIC FUNDS
STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be "interested persons" of the Trust as defined in the 1940 Act are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Trustees." Messrs. Courts and Ridley are trustees who may be deemed to be "interested persons" of the Trust.
--------------------------------------------------------------------------------

                                                                                            NUMBER OF
                                                                                            PORTFOLIOS
                                                                                              IN THE
                                          TERM OF                                            STI FUND
                         POSITION(S)     OFFICE AND                  PRINCIPAL               COMPLEX
     NAME, ADDRESS,       HELD WITH      LENGTH OF                 OCCUPATION(S)             OVERSEEN
     DATE OF BIRTH        THE GROUP     TIME SERVED           DURING THE PAST 5 YEARS       BY TRUSTEE
------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:*
Richard W. Courts, II     Trustee      Indefinite;      Chairman, Atlantic Investment           59
3435 Stelzer Road                      since November   Company
Columbus, OH 43219                     2001
DOB 01/18/36
------------------------------------------------------------------------------------------------------
Clarence H. Ridley        Trustee      Indefinite;      Chairman, Haverty Furniture             59
3435 Stelzer Road                      since November   Companies; Partner, King and
Columbus, OH 43219 DOB                 2001             Spaulding LLP (law firm) (1977 to
06/03/42                                                2000)
------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
Thomas Gallagher          Trustee      Indefinite;      President, CEO, Genuine Parts           59
3435 Stelzer Road                      since May 2000   Company
Columbus, OH 43219
DOB 11/25/47
------------------------------------------------------------------------------------------------------
F. Wendell Gooch          Trustee      Indefinite;      Retired                                 59
3435 Stelzer Road                      since May 1992
Columbus, OH 43219
DOB 12/03/32
------------------------------------------------------------------------------------------------------
Sidney E. Harris          Trustee      Indefinite;      Professor (since 2004) and Dean         59
3435 Stelzer Road                      since November   (1997-2004), J. Mack Robinson
Columbus, OH 43219                     2004             College of Business, Georgia State
DOB 07/21/49                                            University
------------------------------------------------------------------------------------------------------
Warren Y. Jobe            Trustee      Indefinite;      Retired. EVP, Georgia Power Company     59
3435 Stelzer Road                      since November   and SVP, Southern Company
Columbus, OH 43219                     2004             (1998-2001)
DOB 11/12/40
------------------------------------------------------------------------------------------------------
Connie D. McDaniel 3435   Trustee      Indefinite;      Vice President and Controller, The      59
Stelzer Road Columbus,                 since May 2005   Coca-Cola Company
OH 43219
DOB 04/10/58
------------------------------------------------------------------------------------------------------
James O. Robbins          Trustee      Indefinite;      Retired. President, CEO, Cox            59
3435 Stelzer Road                      since May 2000   Communications, Inc. (1985-2005)
Columbus, OH 43219
DOB 07/04/42
------------------------------------------------------------------------------------------------------
Charles D. Winslow        Trustee      Indefinite;      Retired. Formerly Partner,              59
3435 Stelzer Road                      since November   Accenture (consulting)
Columbus, OH 43219                     2004
DOB 07/13/35
------------------------------------------------------------------------------------------------------


                                     OTHER
     NAME, ADDRESS,              DIRECTORSHIPS
     DATE OF BIRTH              HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:*
Richard W. Courts, II     Genuine Parts Company;
3435 Stelzer Road         Piedmont Medical Center;
Columbus, OH 43219        SunTrust Bank
DOB 01/18/36
------------------------------------------------------------------------------------------------------
Clarence H. Ridley        Crawford & Co.
3435 Stelzer Road
Columbus, OH 43219 DOB
06/03/42
------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
Thomas Gallagher          Genuine Parts Company;
3435 Stelzer Road         Oxford Industries, Inc.
Columbus, OH 43219
DOB 11/25/47
------------------------------------------------------------------------------------------------------
F. Wendell Gooch          SEI Family of Funds
3435 Stelzer Road
Columbus, OH 43219
DOB 12/03/32
------------------------------------------------------------------------------------------------------
Sidney E. Harris          ServiceMaster Company; Total
3435 Stelzer Road         System Services, Inc.;
Columbus, OH 43219        Transamerica Investors, Inc.
DOB 07/21/49              (13 mutual funds)
------------------------------------------------------------------------------------------------------
Warren Y. Jobe            WellPoint, Inc.; UniSource
3435 Stelzer Road         Energy Corp.; HomeBanc Corp.
Columbus, OH 43219
DOB 11/12/40
------------------------------------------------------------------------------------------------------
Connie D. McDaniel 3435   None
Stelzer Road Columbus,
OH 43219
DOB 04/10/58
------------------------------------------------------------------------------------------------------
James O. Robbins          Cox Communications; Humana,
3435 Stelzer Road         Inc.
Columbus, OH 43219
DOB 07/04/42
------------------------------------------------------------------------------------------------------
Charles D. Winslow        None
3435 Stelzer Road
Columbus, OH 43219
DOB 07/13/35
------------------------------------------------------------------------------------------------------

* Mr. Courts may be deemed an Interested Trustee because of his directorships with affiliates of the Investment Adviser. Mr. Ridley may be deemed an Interested Trustee because of a material business relationship with the parent of the Investment Adviser.

TRUSTEES AND OFFICERS OF THE STI CLASSIC FUNDS
STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

                                                       TERM OF
                              POSITION(S)            OFFICE AND
     NAME, ADDRESS             HELD WITH              LENGTH OF                         PRINCIPAL OCCUPATION(S)
     DATE OF BIRTH               TRUST               TIME SERVED                        DURING THE PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------------
OFFICERS
R. Jeffrey Young           President and        One-year;              Senior Vice President, Relationship Management, BISYS
3435 Stelzer Road          Chief Executive      since July 2004        Fund Services (since 2002); Vice President, Client
Columbus, OH 43219         Officer                                     Services, BISYS Fund Services; (1997-2002)
DOB 08/22/64
--------------------------------------------------------------------------------------------------------------------------------
Deborah A. Lamb            Executive Vice       One-year;              Chief Compliance Officer, Managing Director, Trusco
50 Hurt Plaza              President;           since September 2004;  Capital Management, Inc. (since 2003); President,
Suite 1400                 Assistant            since November 2003;   Investment Industry Consultants, LLC (2000-2003);
Atlanta, GA 30303          Secretary; Chief     since August 2004      Director of Compliance, INVESCO, Inc. (1995-2000)
DOB 10/02/52               Compliance Officer   (respectively)
--------------------------------------------------------------------------------------------------------------------------------
Joel B. Engle              Treasurer, Chief     One-year;              Director, Fund Administration, BISYS Fund Services since
3435 Stelzer Road          Financial Officer    since May 2006         February 2006; Small business owner/operator (retail)
Columbus, OH 43219                                                     (2003- 2006); Vice President, Fund Administration, BISYS
DOB 10/31/65                                                           Fund Services (1998-2003)
--------------------------------------------------------------------------------------------------------------------------------
Cynthia J. Surprise 3435   Secretary and        One-year;              Senior Counsel, Legal Services, BISYS Fund Services
Stelzer Road               Chief Legal          since February 2005    (since 2004); Director and Counsel, Investors Bank &
Columbus, OH 43219         Officer                                     Trust Company (1999-2004)
DOB 07/08/46
--------------------------------------------------------------------------------------------------------------------------------
Alaina V. Metz             Assistant            One-year;              Vice President, Blue Sky Compliance, BISYS Fund Services
3435 Stelzer Road          Secretary            since July 2004        (since 2002); Chief Administrative Officer, Blue Sky
Columbus, OH 43219 DOB                                                 Compliance, BISYS Fund Services (1995-2002)
04/07/67
--------------------------------------------------------------------------------------------------------------------------------
Jennifer A. English        Assistant            One-year;              Assistant Counsel, Legal Services, BISYS Fund Services
3435 Stelzer Road          Secretary            since November 2005    (since 2005); Assistant Counsel, PFPC, Inc. (2002-2005);
Columbus, OH 43219                                                     Associate Legal Product Manager, Fidelity Investments
DOB 03/05/72                                                           (2001)
--------------------------------------------------------------------------------------------------------------------------------

The Trust's Statement of Additional Information includes additional information about the Trust's trustees and officers. To request your free copy of the Statement of Additional Information, call toll free 1-888-STI-FUND.

ADDITIONAL INFORMATION
STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

The continuance of the Trust's investment advisory agreements with Trusco Capital Management, Inc. (the "Adviser") must be specifically approved at least annually by (i) the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) the vote of a majority of the Trustees who are not parties to the agreements or "interested persons" of any party thereto (the "Independent Trustees"), as defined in the Investment Company Act 1940, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Trust's agreements for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers may submit to the Board, to help them decide whether to renew the agreements for another year.

In considering the renewal of the agreements this year, the Board requested and received material from the Adviser in preparation for a special meeting of the Board held on April 24, 2006, and requested and reviewed additional material from the Adviser in preparation for its quarterly meeting held on May 9, 2006, at which it specifically considered the renewal of the agreements. Such material included, among other things, information about: (a) the quality of the Adviser's investment management and other services; (b) the Adviser's investment management personnel; (c) the Adviser's operations and financial condition; (d) the Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that the Adviser charges the Funds compared with the fees it charges to comparable mutual funds or accounts; (f) the Funds' overall fees and operating expenses compared with similar mutual funds; (g) the level of the Adviser's profitability from its Fund-related operations; (h) the Adviser's compliance systems; (i) the Adviser's policies and procedures for personal securities transactions; (j) the Adviser's reputation, expertise and resources in domestic financial markets; and (k) the Funds' performance compared with similar mutual funds. The Board also received a memorandum from Fund counsel regarding the responsibilities of Trustees in connection with their consideration of advisory agreements.

At both meetings, representatives from the Adviser presented additional oral and written information to the Board to help the Board evaluate the Adviser's fees and other aspects of the agreements. The Board also considered information presented by the Adviser and other service providers at meetings throughout the year. The Trustees discussed the written materials, oral presentations, and any other information that the Board received, and considered the approval of the agreements in light of this information.

Based on the Board's deliberations and evaluation of the information it received, the Board, including the Independent Trustees, approved the agreements and the selection of the Adviser and determined that the compensation under the agreements is fair and reasonable in light of the services to be performed. The Board considered the following specific factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT, AND QUALITY OF SERVICES

The Board received and considered information regarding the nature, extent, and quality of services to be provided to the Funds by the Adviser. In this regard, the Trustees evaluated, among other things, the Adviser's personnel, experience, track record, and compliance program. The Board considered the background and experience of the Adviser's senior management and the expertise of, and amount of attention expected to be given to the Funds by, its portfolio management teams. The Board reviewed the qualifications, backgrounds, and responsibilities of the portfolio managers responsible for the day-to-day management of the Funds. The Board also reviewed information pertaining to the Adviser's organizational structure, senior management, investment operations, and other relevant information. The Board concluded that, within the context of its full deliberations, the nature, extent, and quality of the services to be provided to the Funds by the Adviser supported the approval of the agreements.

STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

PERFORMANCE

The Board considered the investment performance of each Fund, including any periods of outperformance and underperformance, both on an absolute basis and a comparative basis to indices and other funds within the same investment categories. Specifically, the Board considered each Fund's performance relative to its peer group and appropriate benchmarks in light of total return, yield, and market trends. As part of this review, the Board considered the composition of the peer group and selection criteria, as well as market risk and shareholder risk expectations. The Board considered the Adviser's explanations regarding specific performance issues. The Board concluded that, within the context of its full deliberations, the performance of the Funds and the Adviser supported the approval of the agreements.

FUND EXPENSES

With respect to advisory fees, the Board considered the rate of compensation under the agreements and each Fund's net operating expense ratio in comparison to those of comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in each Fund's peer group. Finally, the Trustees considered the effect of the Adviser's waiver and reimbursement of fees and expenses, where applicable, to prevent total expenses from exceeding a specified amount and that due to these waivers and reimbursements net operating expenses have been maintained at competitive levels. The Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported the approval of the agreements.

PROFITABILITY

The Board reviewed information about the profitability of the Funds to the Adviser and considered whether the level of profitability was reasonable and justified in light of the quality of the services rendered to the Funds and in comparison to other advisory firms. The Board concluded that, within the context of its full deliberations, the profitability of the Adviser is within the range the Board considered reasonable.

ECONOMIES OF SCALE

The Board considered the existence of economies of scale and whether they were passed along to Fund shareholders through a graduated advisory fee schedule or other means, including any fee and expense waivers and reimbursements by the Adviser. The Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

EXPENSE EXAMPLES

As a Fund shareholder, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that separate account and contract expenses, fees and charges are not reflected.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2006 through September 30, 2006.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                          Beginning        Ending         Expense Paid        Expense Ratio
                                                        Account Value   Account Value    During Period*      During Period**
                                                          04/01/06        09/30/06      04/01/06-09/30/06   04/01/06-09/30/06
                                                        -------------   -------------   -----------------   -----------------
Classic Institutional Cash
  Management Money Market
  Fund.......................  Institutional Shares       $1,000.00       $1,024.90           $0.81               0.16%
Classic Institutional
  Municipal Cash Reserve
  Money Market Fund..........  Institutional Shares        1,000.00        1,016.80            1.01               0.20
Classic Institutional U.S.
  Government Securities Money
  Market Fund................  Institutional Shares        1,000.00        1,024.30            0.91               0.18
Classic Institutional U.S.
  Treasury Securities Money
  Market Fund................  Institutional Shares        1,000.00        1,024.20            0.91               0.18
                               Corporate Trust Shares      1,000.00        1,023.00            2.18               0.43

---------------

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

** Annualized.

Hypothetical Example

The table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not

ADDITIONAL INFORMATION (concluded)
STI CLASSIC FUNDS  September 30, 2006
(Unaudited)

help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                             Expense Paid      Expense Ratio
                                                             Beginning        Ending        During Period*    During Period**
                                                           Account Value   Account Value      04/01/06 -         04/01/06 -
                                                             04/01/06        09/30/06          09/30/06           09/30/06
                                                           -------------   -------------   ----------------   ----------------
Classic Institutional Cash
  Management Money Market Fund...  Institutional Shares      $1,000.00       $1,024.27          $0.81              0.16%
Classic Institutional Municipal
  Cash Reserve Money Market
  Fund...........................  Institutional Shares       1,000.00        1,024.07           1.01               0.20
Classic Institutional U.S.
  Government Securities Money
  Market Fund....................  Institutional Shares       1,000.00        1,024.17           0.91               0.18
Classic Institutional U.S.
  Treasury Securities Money
  Market Fund....................  Institutional Shares       1,000.00        1,024.17           0.91               0.18
                                   Corporate Trust            1,000.00        1,022.91           2.18               0.43
                                   Shares

---------------

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

** Annualized.

PROXY VOTING

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-STI-FUND. The information also is included in the Funds' Statement of Additional Information, which is available on the Funds' website at www.sticlassicfunds.com and on the Securities and Exchange Commission's website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Funds' website at www.sticlassicfunds.com and on the Securities and Exchange Commission's website at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The Funds file a complete list of their portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the Securities and Exchange Commission's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1-800-SEC-0330.

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

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

                      (This page intentionally left blank)

                              INVESTMENT ADVISER:
                        Trusco Capital Management, Inc.

               This information must be preceded or accompanied by a current prospectus for each Fund described. An investor should consider the Fund's investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information about STI Classic Funds can be found in the Fund's prospectus. For additional information, please call 1-888-STI-FUND, or visit www.sticlassicfunds.com. Please read the prospectus carefully before investing.

                                  DISTRIBUTOR:
                    BISYS Fund Services Limited Partnership


             -----------------------------------------------------

             Not FDIC Insured o No Bank Guarantee o May Lose Value

             -----------------------------------------------------






                            [STI CLASSIC FUNDS LOGO]

                                                                  STI-SAIMM-0906
                                                                           11/06

ITEM 2. CODE OF ETHICS.

Not applicable. (Annual Reports Only)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable. (Annual Reports Only)

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable. (Annual Reports Only)

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively, except as discussed below, to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

In connection with its audit of the registrant's financial statements for the period ended March 31, 2006, PricewaterhouseCoopers LLP has advised management of the registrant that the registrant did not maintain effective controls over the accuracy of certain financial highlight data in the registrant's annual report. Specifically, the registrant did not maintain controls sufficient to ensure that total return data, though properly calculated from the registrant's accounting system, was accurately transferred to the financial statements. PricewaterhouseCoopers LLP's internal control report, which discusses this matter, is filed as an Exhibit to the registrant's most recent Form N-SAR.

(b) There were no significant changes in the registrants internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS.

(a)(2) CERTIFICATIONS PURSUANT TO RULE 30A-2(a) ARE ATTACHED HERETO.

(a)(3) NOT APPLICABLE.

(b) CERTIFICATIONS PURSUANT TO RULE 30A-2(b) ARE FURNISHED HEREWITH.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      STI Classic Funds
             -------------------------------------------------------------------

By (Signature and Title)*      /s/ Joel B. Engle, Treasurer
                         -------------------------------------------------------

Date      November 27, 2006
     ------------------------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ R. Jeffrey Young, President
                         -------------------------------------------------------

Date      November 27, 2006
     ------------------------------------------

By (Signature and Title)*      /s/ Joel B. Engle, Treasurer
                         -------------------------------------------------------

Date      November 27, 2006
     ------------------------------------------


* Print the name and title of each signing officer under his or her signature.